UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number      811-01944
                                   --------------------------

Principal Variable Contracts Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  515-247-6783
                                                  -------------------

Date of fiscal year end:     December 31, 2006
                           ---------------------------

Date of reporting period:    March 31, 2006
                           ---------------------------


ITEM 1 - SCHEDULE OF INVESTMENTS

   Schedule of Investments
   March 31, 2006 (unaudited)
   Asset Allocation Account
                                                                     Shares
                                                                      Held                         Value
                                                      --------------------------------------------------
   COMMON STOCKS (62.31%)
   Advertising Agencies (0.07%)
   Interpublic Group of Cos Inc (a)                                1,714       $                 16,386
   Omnicom Group Inc                                                 675                         56,194
                                                                                ------------------------
                                                                                                 72,580
                                                                                ------------------------
   Aerospace & Defense (0.90%)
   BAE Systems PLC                                                14,977                        109,434
   Boeing Co                                                       4,000                        311,720
   General Dynamics Corp                                           1,800                        115,164
   Lockheed Martin Corp                                            1,800                        135,234
   Northrop Grumman Corp                                           1,700                        116,093
   Raytheon Co                                                     2,300                        105,432
   Rockwell Collins Inc                                              400                         22,540
                                                                                ------------------------
                                                                                                915,617
                                                                                ------------------------
   Aerospace & Defense Equipment (0.29%)
   United Technologies Corp                                        5,000                        289,850
                                                                                ------------------------

   Agricultural Chemicals (0.06%)
   Monsanto Co                                                       700                         59,325
                                                                                ------------------------

   Agricultural Operations (0.10%)
   Archer-Daniels-Midland Co                                       2,900                         97,585
                                                                                ------------------------

   Airlines (0.06%)
   Southwest Airlines Co                                           3,600                         64,764
                                                                                ------------------------

   Apparel Manufacturers (0.11%)
   Coach Inc (a)                                                   1,300                         44,954
   Jones Apparel Group Inc                                           500                         17,685
   Liz Claiborne Inc                                                 500                         20,490
   VF Corp                                                           500                         28,450
                                                                                ------------------------
                                                                                                111,579
                                                                                ------------------------
   Appliances (0.03%)
   Whirlpool Corp                                                    300                         27,441
                                                                                ------------------------

   Applications Software (1.21%)
   Intuit Inc (a)                                                    900                         47,871
   Mercury Interactive Corp (a)                                      600                         20,880
   Microsoft Corp                                                 42,400                      1,153,704
                                                                                ------------------------
                                                                                              1,222,455
                                                                                ------------------------
   Athletic Footwear (0.08%)
   Nike Inc                                                          900                         76,590
                                                                                ------------------------

   Auto - Car & Light Trucks (0.15%)
   DaimlerChrysler AG                                              1,437                         82,446
   Peugeot SA                                                        118                          7,425
   Renault SA                                                        214                         22,725
   Volkswagen AG                                                     507                         37,973
                                                                                ------------------------
                                                                                                150,569
                                                                                ------------------------

   Auto - Medium & Heavy Duty Trucks
   (0.07%)
   Paccar Inc                                                      1,050                         74,004
                                                                                ------------------------

   Beverages - Non-alcoholic (0.93%)
   Coca-Cola Co/The                                               10,325                        432,308
   Coca-Cola Enterprises Inc                                       2,200                         44,748
   Pepsi Bottling Group Inc                                        1,300                         39,507
   PepsiCo Inc                                                     7,370                        425,912
                                                                                ------------------------
                                                                                                942,475
                                                                                ------------------------
   Beverages - Wine & Spirits (0.26%)
   Brown-Forman Corp                                                 700                         53,879
   Diageo PLC                                                     13,200                        207,552
                                                                                ------------------------
                                                                                                261,431
                                                                                ------------------------
   Brewery (0.14%)
   Anheuser-Busch Cos Inc                                          3,400                        145,418
                                                                                ------------------------

   Broadcasting Services & Programming
   (0.06%)
   Clear Channel Communications Inc                                2,251                         65,302
                                                                                ------------------------

   Building - Heavy Construction (0.08%)
   Vinci SA - Rights (a)                                             826                          1,769
   Vinci SA                                                          826                         81,317
                                                                                ------------------------
                                                                                                 83,086
                                                                                ------------------------
   Building - Residential & Commercial
   (0.09%)
   Centex Corp                                                       500                         30,995
   KB Home                                                           400                         25,992
   Pulte Homes Inc                                                   900                         34,578
                                                                                ------------------------
                                                                                                 91,565
                                                                                ------------------------
   Building & Construction - Miscellaneous
   (0.07%)
   Bouygues                                                        1,334                         70,789
                                                                                ------------------------

   Building & Construction Products -
   Miscellaneous (0.26%)
   Cie de Saint-Gobain                                             2,038                        142,182
   Masco Corp                                                      3,600                        116,964
                                                                                ------------------------
                                                                                                259,146
                                                                                ------------------------
   Building Products - Air & Heating
   (0.05%)
   American Standard Cos Inc                                       1,300                         55,718
                                                                                ------------------------

   Cable TV (0.22%)
   Comcast Corp (a)                                                8,352                        218,488
                                                                                ------------------------

   Casino Hotels (0.13%)
   Harrah's Entertainment Inc                                      1,700                        132,532
                                                                                ------------------------

   Casino Services (0.08%)
   International Game Technology                                   2,306                         81,217
                                                                                ------------------------

   Cellular Telecommunications (0.46%)
   Mobile Telesystems OJSC ADR                                     5,000                        165,500
   Vimpel-Communications ADR (a)                                   4,900                        210,749
   Vodafone Group PLC                                             41,345                         86,416
                                                                                ------------------------
                                                                                                462,665
                                                                                ------------------------
   Chemicals - Diversified (0.26%)
   Dow Chemical Co/The                                             2,300                         93,380
   EI Du Pont de Nemours & Co                                      2,500                        105,525
   PPG Industries Inc                                                500                         31,675

   Rohm & Haas Co                                                    600                         29,322
                                                                                ------------------------
                                                                                                259,902
                                                                                ------------------------
   Chemicals - Specialty (0.06%)
   Eastman Chemical Co                                               200                         10,236
   Ecolab Inc                                                        900                         34,380
   Engelhard Corp                                                    100                          3,961
   Sigma-Aldrich Corp                                                100                          6,579
   Tronox Inc - Class B (a)                                           80                          1,363
                                                                                ------------------------
                                                                                                 56,519
                                                                                ------------------------
   Commercial Banks (0.19%)
   AmSouth Bancorp                                                   600                         16,230
   BB&T Corp                                                         300                         11,760
   Deutsche Bank AG                                                  918                        104,593
   Marshall & Ilsley Corp                                            400                         17,432
   Regions Financial Corp                                            823                         28,945
   Synovus Financial Corp                                            600                         16,254
                                                                                ------------------------
                                                                                                195,214
                                                                                ------------------------
   Commercial Services (0.01%)
   Live Nation Inc (a)                                               281                          5,575
                                                                                ------------------------

   Commercial Services - Finance (0.11%)
   Equifax Inc                                                       400                         14,896
   H&R Block Inc                                                   1,300                         28,145
   Moody's Corp                                                      200                         14,292
   Paychex Inc                                                     1,300                         54,158
                                                                                ------------------------
                                                                                                111,491
                                                                                ------------------------
   Computer Services (0.16%)
   Affiliated Computer Services Inc (a)                              700                         41,762
   Computer Sciences Corp (a)                                        900                         49,995
   Electronic Data Systems Corp                                    2,300                         61,709
   Unisys Corp (a)                                                 2,000                         13,780
                                                                                ------------------------
                                                                                                167,246
                                                                                ------------------------
   Computers (1.39%)
   Apple Computer Inc (a)                                          2,700                        169,344
   Dell Inc (a)                                                    9,300                        276,768
   Hewlett-Packard Co                                             11,100                        365,190
   International Business Machines Corp                            6,200                        511,314
   Sun Microsystems Inc (a)                                       16,400                         84,132
                                                                                ------------------------
                                                                                              1,406,748
                                                                                ------------------------
   Computers  -Memory Devices (0.17%)
   EMC Corp/Massachusetts (a)                                      9,300                        126,759
   Network Appliance Inc (a)                                       1,400                         50,442
                                                                                ------------------------
                                                                                                177,201
                                                                                ------------------------
   Computers - Peripheral Equipment (0.02%)
   Lexmark International Inc (a)                                     500                         22,690
                                                                                ------------------------

   Consumer Products - Miscellaneous
   (0.21%)
   Clorox Co                                                         900                         53,865
   Fortune Brands Inc                                                500                         40,315
   Kimberly-Clark Corp                                             2,000                        115,600
                                                                                ------------------------
                                                                                                209,780
                                                                                ------------------------
   Containers - Metal & Glass (0.01%)
   Ball Corp                                                         300                         13,149
                                                                                ------------------------


   Containers - Paper & Plastic (0.01%)
   Sealed Air Corp                                                   100                          5,787
                                                                                ------------------------

   Cosmetics & Toiletries (0.91%)
   Avon Products Inc                                               1,900                         59,223
   Colgate-Palmolive Co                                            1,950                        111,345
   L'Oreal SA                                                        448                         39,414
   Procter & Gamble Co                                            12,415                        715,353
                                                                                ------------------------
                                                                                                925,335
                                                                                ------------------------
   Cruise Lines (0.23%)
   Carnival Corp                                                   4,983                        236,045
                                                                                ------------------------

   Data Processing & Management (0.31%)
   Automatic Data Processing Inc                                   2,400                        109,632
   First Data Corp                                                 3,547                        166,071
   Fiserv Inc (a)                                                  1,000                         42,550
                                                                                ------------------------
                                                                                                318,253
                                                                                ------------------------
   Disposable Medical Products (0.05%)
   CR Bard Inc                                                       800                         54,248
                                                                                ------------------------

   Distribution & Wholesale (0.12%)
   Wolseley PLC                                                    3,866                         94,819
   WW Grainger Inc                                                   300                         22,605
                                                                                ------------------------
                                                                                                117,424
                                                                                ------------------------
   Diversified Manufacturing Operations
   (3.25%)
   3M Co                                                           3,500                        264,915
   Cooper Industries Ltd                                             300                         26,070
   Danaher Corp                                                    1,300                         82,615
   Dover Corp                                                      1,400                         67,984
   Eaton Corp                                                        800                         58,376
   General Electric Co                                            48,500                      1,686,830
   Honeywell International Inc                                     4,300                        183,911
   Illinois Tool Works Inc                                         1,500                        144,465
   Ingersoll-Rand Co Ltd                                           2,000                         83,580
   ITT Industries Inc                                                800                         44,976
   Leggett & Platt Inc                                               700                         17,059
   Parker Hannifin Corp                                              700                         56,427
   Siemens AG                                                      2,949                        274,544
   Textron Inc                                                       600                         56,034
   Tyco International Ltd                                          9,300                        249,984
                                                                                ------------------------
                                                                                              3,297,770
                                                                                ------------------------
   Diversified Minerals (0.12%)
   Anglo American PLC                                              1,547                         59,543
   BHP Billiton PLC                                                3,217                         58,702
                                                                                ------------------------
                                                                                                118,245
                                                                                ------------------------
   Diversified Operations (0.20%)
   LVMH Moet Hennessy Louis Vuitton SA                             2,056                        201,286
                                                                                ------------------------

   Diversified Operations & Commercial
   Services (0.05%)
   Cendant Corp                                                    3,100                         53,785
                                                                                ------------------------

   Drug Delivery Systems (0.02%)
   Hospira Inc (a)                                                   580                         22,887
                                                                                ------------------------

   E-Commerce - Services (0.05%)
   eBay Inc (a)                                                    1,256                         49,059
                                                                                ------------------------

   Electric - Generation (0.02%)
   AES Corp/The (a)                                                1,200                         20,472
                                                                                ------------------------

   Electric - Integrated (1.48%)
   Ameren Corp                                                       800                         39,856
   American Electric Power Co Inc                                    400                         13,608
   Cinergy Corp                                                      400                         18,164
   Consolidated Edison Inc                                           400                         17,400
   Constellation Energy Group Inc                                    400                         21,884
   Dominion Resources Inc/VA                                       1,000                         69,030
   DTE Energy Co                                                     400                         16,036
   Duke Energy Corp                                                2,700                         78,705
   E.ON AG                                                         2,891                        317,844
   Edison International                                            1,000                         41,180
   Entergy Corp                                                      400                         27,576
   Exelon Corp                                                     1,900                        100,510
   FirstEnergy Corp                                                  300                         14,670
   FPL Group Inc                                                   1,300                         52,182
   PG&E Corp                                                       1,300                         50,570
   PPL Corp                                                          800                         23,520
   Progress Energy Inc                                               400                         17,592
   Public Service Enterprise Group Inc                               800                         51,232
   RWE AG                                                          1,945                        169,235
   Scottish Power PLC                                             17,365                        175,301
   Southern Co/The                                                 2,300                         75,371
   TXU Corp                                                        2,000                         89,520
   Xcel Energy Inc                                                   800                         14,520
                                                                                ------------------------
                                                                                              1,495,506
                                                                                ------------------------
   Electric Products - Miscellaneous
   (0.19%)
   Emerson Electric Co                                             2,000                        167,260
   Molex Inc                                                         700                         23,240
                                                                                ------------------------
                                                                                                190,500
                                                                                ------------------------
   Electronic Components - Miscellaneous
   (0.29%)
   Jabil Circuit Inc                                                 800                         34,288
   Koninklijke Philips Electronics NV                              6,934                        234,031
   Sanmina-SCI Corp (a)                                            1,900                          7,790
   Solectron Corp (a)                                              3,800                         15,200
                                                                                ------------------------
                                                                                                291,309
                                                                                ------------------------
   Electronic Components - Semiconductors
   (1.14%)
   Advanced Micro Devices Inc (a)                                  2,100                         69,636
   Altera Corp (a)                                                 2,200                         45,408
   Broadcom Corp (a)                                               2,100                         90,636
   Freescale Semiconductor Inc - B Shares                          1,739                         48,292
   (a)
   Intel Corp                                                     25,200                        487,620
   Micron Technology Inc (a)                                       3,700                         54,464
   National Semiconductor Corp                                     1,500                         41,760
   Nvidia Corp (a)                                                 1,000                         57,260
   QLogic Corp (a)                                                   400                          7,740
   Texas Instruments Inc                                           6,900                        224,043
   Xilinx Inc                                                      1,200                         30,552
                                                                                ------------------------
                                                                                              1,157,411
                                                                                ------------------------
   Electronic Forms (0.08%)
   Adobe Systems Inc                                               2,200                         76,824
                                                                                ------------------------

   Electronic Measurement Instruments
   (0.07%)
   Agilent Technologies Inc (a)                                    1,800                         67,590
                                                                                ------------------------


   Emerging Market - Equity (2.07%)
   iShares MSCI Emerging Markets Index                            21,200                      2,098,800
   Fund
                                                                                ------------------------

   Engineering - Research & Development
   Services (0.07%)
   ABB Ltd (a)                                                     5,738                         72,227
                                                                                ------------------------

   Enterprise Software & Services (0.91%)
   BMC Software Inc (a)                                            1,000                         21,660
   CA Inc                                                          2,300                         62,583
   Novell Inc (a)                                                  2,000                         15,360
   Oracle Corp (a)                                                22,471                        307,628
   SAP AG                                                          2,386                        517,716
                                                                                ------------------------
                                                                                                924,947
                                                                                ------------------------
   Entertainment Software (0.06%)
   Electronic Arts Inc (a)                                         1,200                         65,664
                                                                                ------------------------

   Fiduciary Banks (0.50%)
   Bank of New York Co Inc/The                                     4,000                        144,160
   Mellon Financial Corp                                           9,600                        341,760
   Northern Trust Corp                                               100                          5,250
   State Street Corp                                                 200                         12,086
                                                                                ------------------------
                                                                                                503,256
                                                                                ------------------------
   Finance - Consumer Loans (0.01%)
   SLM Corp                                                          200                         10,388
                                                                                ------------------------

   Finance - Credit Card (0.21%)
   American Express Co                                             3,900                        204,945
   Capital One Financial Corp                                        100                          8,052
                                                                                ------------------------
                                                                                                212,997
                                                                                ------------------------
   Finance - Investment Banker & Broker
   (3.04%)
   Charles Schwab Corp/The                                         6,500                        111,865
   Citigroup Inc                                                  23,216                      1,096,492
   Credit Suisse Group                                             2,873                        160,814
   Goldman Sachs Group Inc                                         2,975                        466,956
   JPMorgan Chase & Co                                             4,228                        176,054
   Lehman Brothers Holdings Inc                                    2,900                        419,137
   Merrill Lynch & Co Inc                                          6,000                        472,560
   Piper Jaffray Cos (a)                                              73                          4,015
   UBS AG                                                          1,581                        173,240
                                                                                ------------------------
                                                                                              3,081,133
                                                                                ------------------------
   Finance - Mortgage Loan/Banker (0.19%)
   Countrywide Financial Corp                                        500                         18,350
   Fannie Mae                                                      1,100                         56,540
   Freddie Mac                                                     2,000                        122,000
                                                                                ------------------------
                                                                                                196,890
                                                                                ------------------------
   Finance - Other Services (0.24%)
   Man Group Plc                                                   5,626                        240,646
                                                                                ------------------------

   Financial Guarantee Insurance (0.11%)
   AMBAC Financial Group Inc                                         400                         31,840
   MBIA Inc                                                        1,000                         60,130
   MGIC Investment Corp                                              300                         19,989
                                                                                ------------------------
                                                                                                111,959
                                                                                ------------------------
   Food - Confectionery (0.13%)
   Hershey Co/The                                                  1,300                         67,899

   WM Wrigley Jr Co                                                1,000                         64,000
                                                                                ------------------------
                                                                                                131,899
                                                                                ------------------------
   Food - Miscellaneous/Diversified (0.93%)
   Cadbury Schweppes PLC                                           3,053                         30,317
   Campbell Soup Co                                                2,000                         64,800
   ConAgra Foods Inc                                               2,300                         49,358
   General Mills Inc                                               1,600                         81,088
   HJ Heinz Co                                                     1,600                         60,672
   Kellogg Co                                                      1,800                         79,272
   Nestle SA                                                       1,310                        387,933
   Sara Lee Corp                                                   4,000                         71,520
   Unilever NV                                                     1,687                        116,980
                                                                                ------------------------
                                                                                                941,940
                                                                                ------------------------
   Food - Retail (0.74%)
   Albertson's Inc                                                   800                         20,536
   Carrefour SA                                                    2,833                        150,505
   Koninklijke Ahold NV (a)                                        3,136                         24,630
   Kroger Co/The                                                   4,000                         81,440
   Metro AG                                                          436                         22,361
   Safeway Inc                                                       900                         22,608
   Tesco PLC                                                      74,395                        426,160
                                                                                ------------------------
                                                                                                748,240
                                                                                ------------------------
   Food - Wholesale & Distribution (0.04%)
   Sysco Corp                                                      1,300                         41,665
                                                                                ------------------------

   Forestry (0.08%)
   Plum Creek Timber Co Inc                                        1,100                         40,623
   Weyerhaeuser Co                                                   600                         43,458
                                                                                ------------------------
                                                                                                 84,081
                                                                                ------------------------
   Gambling (Non-Hotel) (0.03%)
   Ladbrokes PLC                                                   5,077                         34,278
                                                                                ------------------------

   Gas - Distribution (0.04%)
   KeySpan Corp                                                      400                         16,348
   NiSource Inc                                                      400                          8,088
   Sempra Energy                                                     400                         18,584
                                                                                ------------------------
                                                                                                 43,020
                                                                                ------------------------
   Gold Mining (0.05%)
   Newmont Mining Corp                                             1,000                         51,890
                                                                                ------------------------

   Health Care Cost Containment (0.08%)
   McKesson Corp                                                   1,600                         83,408
                                                                                ------------------------

   Home Decoration Products (0.02%)
   Newell Rubbermaid Inc                                             900                         22,671
                                                                                ------------------------

   Hotels & Motels (0.51%)
   Accor SA                                                        2,268                        130,562
   Hilton Hotels Corp                                              2,800                         71,288
   Intercontinental Hotels Group PLC                               1,969                         32,156
   Marriott International Inc                                      2,032                        139,395
   Starwood Hotels & Resorts Worldwide Inc                         2,078                        140,743
                                                                                ------------------------
                                                                                                514,144
                                                                                ------------------------
   Human Resources (0.03%)
   Monster Worldwide Inc (a)                                         300                         14,958

   Robert Half International Inc                                     500                         19,305
                                                                                ------------------------
                                                                                                 34,263
                                                                                ------------------------
   Industrial Automation & Robots (0.03%)
   Rockwell Automation Inc                                           400                         28,764
                                                                                ------------------------

   Industrial Gases (0.08%)
   Air Products & Chemicals Inc                                      500                         33,595
   Praxair Inc                                                       900                         49,635
                                                                                ------------------------
                                                                                                 83,230
                                                                                ------------------------
   Instruments - Controls (0.03%)
   Thermo Electron Corp (a)                                          700                         25,963
                                                                                ------------------------

   Instruments - Scientific (0.04%)
   Applera Corp - Applied Biosystems Group                           700                         18,998
   Waters Corp (a)                                                   400                         17,260
                                                                                ------------------------
                                                                                                 36,258
                                                                                ------------------------
   Insurance Brokers (0.12%)
   AON Corp                                                        1,000                         41,510
   Marsh & McLennan Cos Inc                                        2,800                         82,208
                                                                                ------------------------
                                                                                                123,718
                                                                                ------------------------
   Internet Security (0.08%)
   Symantec Corp (a)                                               4,748                         79,909
                                                                                ------------------------

   Investment Management & Advisory
   Services (0.05%)
   Ameriprise Financial Inc                                          780                         35,147
   Franklin Resources Inc                                            200                         18,848
                                                                                ------------------------
                                                                                                 53,995
                                                                                ------------------------
   Leisure & Recreation Products (0.02%)
   Brunswick Corp                                                    400                         15,544
                                                                                ------------------------

   Life & Health Insurance (0.63%)
   Aflac Inc                                                       2,200                         99,286
   Cigna Corp                                                        800                        104,496
   Jefferson-Pilot Corp                                              100                          5,594
   Lincoln National Corp                                           1,300                         70,967
   Manulife Financial Corp                                           400                         25,108
   Prudential Financial Inc                                        2,100                        159,201
   Prudential PLC                                                 15,285                        176,971
   UnumProvident Corp                                                100                          2,048
                                                                                ------------------------
                                                                                                643,671
                                                                                ------------------------
   Linen Supply & Related Items (0.02%)
   Cintas Corp                                                       400                         17,048
                                                                                ------------------------

   Machinery - Construction & Mining
   (0.25%)
   Caterpillar Inc                                                 3,500                        251,335
                                                                                ------------------------

   Machinery - Farm (0.08%)
   Deere & Co                                                      1,000                         79,050
                                                                                ------------------------

   Medical - Biomedical/Gene (0.68%)
   Amgen Inc (a)                                                   6,900                        501,975
   Biogen Idec Inc (a)                                             2,105                         99,145
   Chiron Corp (a)                                                   100                          4,581
   Genzyme Corp (a)                                                  800                         53,776
   Medimmune Inc (a)                                                 500                         18,290

   Millipore Corp (a)                                                100                          7,306
                                                                                ------------------------
                                                                                                685,073
                                                                                ------------------------
   Medical - Drugs (3.48%)
   Abbott Laboratories                                             7,700                        327,019
   Allergan Inc                                                      600                         65,100
   AstraZeneca PLC                                                 2,181                        109,708
   Bristol-Myers Squibb Co                                        10,600                        260,866
   Eli Lilly & Co                                                  5,500                        304,150
   Forest Laboratories Inc (a)                                     1,600                         71,408
   GlaxoSmithKline PLC                                             8,816                        230,294
   Merck & Co Inc                                                  9,100                        320,593
   Novartis AG                                                     3,853                        213,753
   Novo-Nordisk A/S                                                  717                         44,532
   Pfizer Inc                                                     31,700                        789,964
   Roche Holding AG                                                1,092                        162,189
   Sanofi-Aventis                                                  1,615                        153,421
   Schering-Plough Corp                                            8,500                        161,415
   Wyeth                                                           6,500                        315,380
                                                                                ------------------------
                                                                                              3,529,792
                                                                                ------------------------
   Medical - HMO (0.89%)
   Aetna Inc                                                       3,600                        176,904
   Humana Inc (a)                                                    900                         47,385
   UnitedHealth Group Inc                                          7,900                        441,294
   WellPoint Inc (a)                                               3,000                        232,290
                                                                                ------------------------
                                                                                                897,873
                                                                                ------------------------
   Medical - Hospitals (0.20%)
   HCA Inc                                                         3,000                        137,370
   Health Management Associates Inc                                2,100                         45,297
   Tenet Healthcare Corp (a)                                       2,600                         19,188
                                                                                ------------------------
                                                                                                201,855
                                                                                ------------------------
   Medical - Nursing Homes (0.01%)
   Manor Care Inc                                                    300                         13,305
                                                                                ------------------------

   Medical - Wholesale Drug Distribution
   (0.32%)
   AmerisourceBergen Corp                                          2,600                        125,502
   Cardinal Health Inc                                             2,700                        201,204
                                                                                ------------------------
                                                                                                326,706
                                                                                ------------------------
   Medical Information Systems (0.05%)
   IMS Health Inc                                                  1,800                         46,386
                                                                                ------------------------

   Medical Instruments (0.65%)
   Guidant Corp                                                    1,900                        148,314
   Medtronic Inc                                                   7,317                        371,338
   St Jude Medical Inc (a)                                         3,350                        137,350
                                                                                ------------------------
                                                                                                657,002
                                                                                ------------------------
   Medical Laboratory & Testing Service
   (0.06%)
   Quest Diagnostics Inc                                           1,200                         61,560
                                                                                ------------------------

   Medical Products (1.31%)
   Baxter International Inc                                        3,600                        139,716
   Becton Dickinson & Co                                           1,400                         86,212
   Biomet Inc                                                      1,400                         49,728
   Johnson & Johnson                                              13,500                        799,470
   Nobel Biocare Holding AG                                          115                         25,541
   Smith & Nephew PLC                                              2,636                         23,387
   Stryker Corp                                                    2,500                        110,850

   Zimmer Holdings Inc (a)                                         1,400                         94,640
                                                                                ------------------------
                                                                                              1,329,544
                                                                                ------------------------
   Metal - Aluminum (0.06%)
   Alcoa Inc                                                       2,100                         64,176
                                                                                ------------------------

   Metal - Copper (0.03%)
   Phelps Dodge Corp                                                 400                         32,212
                                                                                ------------------------

   Metal - Diversified (0.09%)
   Freeport-McMoRan Copper & Gold Inc                                400                         23,908
   Rio Tinto PLC                                                   1,346                         68,267
                                                                                ------------------------
                                                                                                 92,175
                                                                                ------------------------
   Multi-line Insurance (2.52%)
   ACE Ltd                                                         1,100                         57,211
   Allianz AG                                                      1,483                        247,555
   Allstate Corp/The                                               3,200                        166,752
   American International Group Inc                               10,275                        679,075
   Assicurazioni Generali SpA                                      7,885                        296,568
   Aviva PLC                                                      12,855                        178,381
   AXA SA                                                          8,483                        297,296
   Cincinnati Financial Corp                                         315                         13,252
   Hartford Financial Services Group Inc                           1,800                        144,990
   Loews Corp                                                        600                         60,720
   Metlife Inc                                                     3,400                        164,458
   XL Capital Ltd                                                    600                         38,466
   Zurich Financial Services AG                                      897                        210,205
                                                                                ------------------------
                                                                                              2,554,929
                                                                                ------------------------
   Multimedia (0.73%)
   McGraw-Hill Cos Inc/The                                         1,482                         85,393
   Time Warner Inc                                                17,324                        290,870
   Viacom Inc (a)                                                  3,182                        123,461
   Walt Disney Co                                                  8,438                        235,336
                                                                                ------------------------
                                                                                                735,060
                                                                                ------------------------
   Networking Products (0.52%)
   Cisco Systems Inc (a)                                          24,500                        530,915
                                                                                ------------------------

   Non-hazardous Waste Disposal (0.06%)
   Waste Management Inc                                            1,700                         60,010
                                                                                ------------------------

   Office Automation & Equipment (0.08%)
   Pitney Bowes Inc                                                  700                         30,051
   Xerox Corp (a)                                                  3,200                         48,640
                                                                                ------------------------
                                                                                                 78,691
                                                                                ------------------------
   Office Supplies & Forms (0.02%)
   ACCO Brands Corp (a)                                              141                          3,130
   Avery Dennison Corp                                               300                         17,544
                                                                                ------------------------
                                                                                                 20,674
                                                                                ------------------------
   Oil - Field Services (0.57%)
   Baker Hughes Inc                                                1,600                        109,440
   BJ Services Co                                                  1,200                         41,520
   Halliburton Co                                                  1,900                        138,738
   Schlumberger Ltd                                                2,300                        291,111
                                                                                ------------------------
                                                                                                580,809
                                                                                ------------------------
   Oil & Gas Drilling (0.15%)
   Nabors Industries Ltd (a)                                         500                         35,790

   Transocean Inc (a)                                              1,400                        112,420
                                                                                ------------------------
                                                                                                148,210
                                                                                ------------------------
   Oil Company - Exploration & Production
   (1.01%)
   Anadarko Petroleum Corp                                           900                         90,909
   Apache Corp                                                     1,400                         91,714
   Burlington Resources Inc                                        1,800                        165,438
   Devon Energy Corp                                               1,900                        116,223
   EOG Resources Inc                                                 800                         57,600
   Kerr-McGee Corp                                                   398                         38,001
   OAO Gazprom ADR                                                 4,582                        424,981
   XTO Energy Inc                                                    900                         39,213
                                                                                ------------------------
                                                                                              1,024,079
                                                                                ------------------------
   Oil Company - Integrated (4.20%)
   Amerada Hess Corp                                                 300                         42,720
   BP PLC                                                         38,086                        436,999
   Chevron Corp                                                    9,230                        535,063
   ConocoPhillips                                                  5,300                        334,695
   Exxon Mobil Corp                                               25,000                      1,521,500
   LUKOIL ADR                                                      4,500                        373,050
   Marathon Oil Corp                                               1,400                        106,638
   Occidental Petroleum Corp                                       1,600                        148,240
   Royal Dutch Shell PLC - A Shares                                6,983                        217,901
   Royal Dutch Shell PLC - B Shares                                4,323                        140,446
   Total SA                                                        1,528                        402,553
                                                                                ------------------------
                                                                                              4,259,805
                                                                                ------------------------
   Oil Refining & Marketing (0.12%)
   Valero Energy Corp                                              2,100                        125,538
                                                                                ------------------------

   Optical Supplies (0.07%)
   Bausch & Lomb Inc                                                 200                         12,740
   Cie Generale d'Optique Essilor                                    606                         53,975
   International SA
                                                                                ------------------------
                                                                                                 66,715
                                                                                ------------------------
   Paper & Related Products (0.07%)
   International Paper Co                                          1,200                         41,484
   MeadWestvaco Corp                                                 600                         16,386
   Temple-Inland Inc                                                 400                         17,820
                                                                                ------------------------
                                                                                                 75,690
                                                                                ------------------------
   Pharmacy Services (0.17%)
   Express Scripts Inc (a)                                         1,000                         87,900
   Medco Health Solutions Inc (a)                                  1,450                         82,969
                                                                                ------------------------
                                                                                                170,869
                                                                                ------------------------
   Photo Equipment & Supplies (0.03%)
   Eastman Kodak Co                                                1,000                         28,440
                                                                                ------------------------

   Pipelines (0.08%)
   Kinder Morgan Inc                                                 400                         36,796
   Williams Cos Inc                                                2,100                         44,919
                                                                                ------------------------
                                                                                                 81,715
                                                                                ------------------------
   Power Converter & Supply Equipment
   (0.18%)
   American Power Conversion Corp                                    800                         18,488
   Schneider Electric SA                                           1,504                        162,169
                                                                                ------------------------
                                                                                                180,657
                                                                                ------------------------
   Printing - Commercial (0.02%)
   RR Donnelley & Sons Co                                            600                         19,632
                                                                                ------------------------


   Private Corrections (0.00%)
   Corrections Corp of America (a)                                     7                            316
                                                                                ------------------------

   Property & Casualty Insurance (0.26%)
   Chubb Corp                                                        600                         57,264
   Progressive Corp/The                                            1,000                        104,260
   St Paul Travelers Cos Inc/The                                   2,345                         97,998
                                                                                ------------------------
                                                                                                259,522
                                                                                ------------------------
   Publicly Traded Investment Fund (5.90%)
   iShares MSCI Mexico Index Fund                                 34,100                      1,307,394
   iShares S&P 500 Growth Index Fund                              34,200                      2,082,780
   Midcap SPDR Trust Series 1                                         37                          5,359
   Streettracks Gold Trust (a)                                    44,400                      2,579,640
                                                                                ------------------------
                                                                                              5,975,173
                                                                                ------------------------
   Publishing - Newspapers (0.12%)
   Gannett Co Inc                                                  1,160                         69,507
   New York Times Co                                                 802                         20,299
   Tribune Co                                                      1,332                         36,537
                                                                                ------------------------
                                                                                                126,343
                                                                                ------------------------
   Quarrying (0.03%)
   Vulcan Materials Co                                               300                         25,995
                                                                                ------------------------

   Radio (0.00%)
   Cumulus Media Inc (a)                                               9                            101
                                                                                ------------------------

   Real Estate Operator & Developer (0.12%)
   Land Securities Group PLC                                       3,739                        125,105
                                                                                ------------------------

   Regional Banks (0.97%)
   Bank of America Corp                                            9,091                        414,004
   Comerica Inc                                                    1,000                         57,970
   Fifth Third Bancorp                                               700                         27,552
   Keycorp                                                           100                          3,680
   National City Corp                                                700                         24,430
   PNC Financial Services Group Inc                                  800                         53,848
   SunTrust Banks Inc                                                300                         21,828
   US Bancorp                                                      4,100                        125,050
   Wachovia Corp                                                   1,889                        105,879
   Wells Fargo & Co                                                2,300                        146,901
                                                                                ------------------------
                                                                                                981,142
                                                                                ------------------------
   Reinsurance (0.12%)
   Muenchener Rueckversicherungs AG                                  696                         98,629
   Swiss Reinsurance                                                 287                         20,007
                                                                                ------------------------
                                                                                                118,636
                                                                                ------------------------
   REITS - Apartments (0.07%)
   Equity Residential                                              1,600                         74,864
                                                                                ------------------------

   REITS - Office Property (0.08%)
   Equity Office Properties Trust                                  2,400                         80,592
                                                                                ------------------------

   REITS - Warehouse & Industrial (0.06%)
   Prologis                                                        1,100                         58,850
                                                                                ------------------------

   Retail - Apparel & Shoe (0.03%)
   Gap Inc/The                                                       944                         17,634

   Ltd Brands                                                        728                         17,807
                                                                                ------------------------
                                                                                                 35,441
                                                                                ------------------------
   Retail - Auto Parts (0.01%)
   Autozone Inc (a)                                                  105                         10,467
                                                                                ------------------------

   Retail - Bedding (0.01%)
   Bed Bath & Beyond Inc (a)                                         298                         11,443
                                                                                ------------------------

   Retail - Building Products (0.15%)
   Home Depot Inc                                                  2,293                         96,994
   Lowe's Cos Inc                                                    799                         51,487
                                                                                ------------------------
                                                                                                148,481
                                                                                ------------------------
   Retail - Consumer Electronics (0.03%)
   Best Buy Co Inc                                                   553                         30,929
                                                                                ------------------------

   Retail - Discount (0.75%)
   Costco Wholesale Corp                                           1,475                         79,886
   Dollar General Corp                                               680                         12,016
   Family Dollar Stores Inc                                          359                          9,549
   Target Corp                                                     1,049                         54,558
   TJX Cos Inc                                                       596                         14,793
   Wal-Mart Stores Inc                                            12,400                        585,776
                                                                                ------------------------
                                                                                                756,578
                                                                                ------------------------
   Retail - Drug Store (0.15%)
   CVS Corp                                                        1,500                         44,805
   Walgreen Co                                                     2,475                        106,747
                                                                                ------------------------
                                                                                                151,552
                                                                                ------------------------
   Retail - Jewelry (0.19%)
   Compagnie Financiere Richemont AG                               3,801                        181,782
   Tiffany & Co                                                      346                         12,989
                                                                                ------------------------
                                                                                                194,771
                                                                                ------------------------
   Retail - Major Department Store (0.02%)
   JC Penney Co Inc                                                  341                         20,600
                                                                                ------------------------

   Retail - Office Supplies (0.02%)
   Staples Inc                                                       945                         24,116
                                                                                ------------------------

   Retail - Regional Department Store
   (0.04%)
   Federated Department Stores Inc                                   358                         26,134
   Kohl's Corp (a)                                                   297                         15,744
                                                                                ------------------------
                                                                                                 41,878
                                                                                ------------------------
   Retail - Restaurants (0.90%)
   Darden Restaurants Inc                                          1,000                         41,030
   McDonald's Corp                                                11,869                        407,819
   Starbucks Corp (a)                                              7,374                        277,557
   Wendy's International Inc                                         800                         49,648
   Yum! Brands Inc                                                 2,798                        136,710
                                                                                ------------------------
                                                                                                912,764
                                                                                ------------------------
   Rubber - Tires (0.11%)
   Compagnie Generale des Etablissements                             753                         47,248
   Michelin
   Continental AG                                                    569                         62,695
                                                                                ------------------------
                                                                                                109,943
                                                                                ------------------------
   Savings & Loans - Thrifts (0.07%)
   Golden West Financial Corp                                        400                         27,160

   Washington Mutual Inc                                           1,100                         46,882
                                                                                ------------------------
                                                                                                 74,042
                                                                                ------------------------
   Schools (0.02%)
   Apollo Group Inc (a)                                              300                         15,753
                                                                                ------------------------

   Semiconductor Component - Integrated
   Circuits (0.14%)
   Analog Devices Inc                                              1,500                         57,435
   Linear Technology Corp                                          1,000                         35,080
   Maxim Integrated Products Inc                                   1,400                         52,010
                                                                                ------------------------
                                                                                                144,525
                                                                                ------------------------
   Semiconductor Equipment (0.19%)
   Applied Materials Inc                                           7,200                        126,072
   Kla-Tencor Corp                                                   800                         38,688
   Novellus Systems Inc (a)                                          800                         19,200
   Teradyne Inc (a)                                                  800                         12,408
                                                                                ------------------------
                                                                                                196,368
                                                                                ------------------------
   Soap & Cleaning Products (0.04%)
   Henkel KGaA                                                        92                         10,748
   Reckitt Benckiser PLC                                             873                         30,679
                                                                                ------------------------
                                                                                                 41,427
                                                                                ------------------------
   Special Purpose Entity (0.00%)
   Atlantic Asset Securitization Corp                              4,809                              -
   (a)(b)
                                                                                ------------------------

   Steel - Producers (0.06%)
   Nucor Corp                                                        400                         41,916
   United States Steel Corp                                          300                         18,204
                                                                                ------------------------
                                                                                                 60,120
                                                                                ------------------------
   Telecommunication Equipment (0.11%)
   Avaya Inc (a)                                                   1,600                         18,080
   Comverse Technology Inc (a)                                       700                         16,471
   Lucent Technologies Inc - Warrants (a)                            942                            589
   Lucent Technologies Inc (a)                                    15,600                         47,580
   Tellabs Inc (a)                                                 1,600                         25,440
                                                                                ------------------------
                                                                                                108,160
                                                                                ------------------------
   Telecommunication Equipment - Fiber
   Optics (0.16%)
   Corning Inc (a)                                                 5,000                        134,550
   JDS Uniphase Corp (a)                                           5,700                         23,769
                                                                                ------------------------
                                                                                                158,319
                                                                                ------------------------
   Telephone - Integrated (1.91%)
   Alltel Corp                                                       700                         45,325
   AT&T Inc                                                        9,306                        251,634
   BellSouth Corp                                                  4,400                        152,460
   BT Group PLC                                                   21,154                         81,549
   CenturyTel Inc                                                    500                         19,560
   Deutsche Telekom AG                                            10,562                        177,921
   Portugal Telecom SGPS SA                                        6,165                         74,681
   Qwest Communications International Inc                          5,000                         34,000
   (a)
   Royal KPN NV                                                   10,511                        118,295
   Sprint Nextel Corp                                              6,138                        158,606
   Swisscom AG                                                       407                        131,582
   Telecom Italia SpA                                             44,931                        130,904
   Telecom Italia SpA                                             20,744                         55,165
   Telefonica SA                                                  17,923                        280,881
   Telefonica SA ADR                                                   1                             47
   Verizon Communications Inc                                      6,500                        221,390
                                                                                ------------------------
                                                                                              1,934,000
                                                                                ------------------------

   Television (0.12%)
   CBS Corp                                                        3,182                         76,304
   Univision Communications Inc (a)                                1,316                         45,363
                                                                                ------------------------
                                                                                                121,667
                                                                                ------------------------
   Therapeutics (0.09%)
   Gilead Sciences Inc (a)                                         1,500                         93,330
                                                                                ------------------------

   Tobacco (0.67%)
   Altria Group Inc                                                8,400                        595,224
   Reynolds American Inc                                             500                         52,750
   UST Inc                                                           700                         29,120
                                                                                ------------------------
                                                                                                677,094
                                                                                ------------------------
   Tools - Hand Held (0.03%)
   Black & Decker Corp                                               300                         26,067
                                                                                ------------------------

   Toys (0.02%)
   Mattel Inc                                                      1,400                         25,382
                                                                                ------------------------

   Transport - Rail (0.32%)
   Burlington Northern Santa Fe Corp                               1,200                         99,996
   CSX Corp                                                        1,000                         59,800
   Norfolk Southern Corp                                           1,300                         70,291
   Union Pacific Corp                                              1,000                         93,350
                                                                                ------------------------
                                                                                                323,437
                                                                                ------------------------
   Transport - Services (0.47%)
   FedEx Corp                                                      1,100                        124,234
   United Parcel Service Inc                                       4,500                        357,210
                                                                                ------------------------
                                                                                                481,444
                                                                                ------------------------
   Web Portals (0.17%)
   Yahoo! Inc (a)                                                  5,200                        167,752
                                                                                ------------------------

   Wireless Equipment (0.49%)
   Motorola Inc                                                    8,800                        201,608
   Qualcomm Inc                                                    5,900                        298,599
                                                                                ------------------------
                                                                                                500,207
                                                                                ------------------------
   TOTAL COMMON STOCKS                                                         $             63,151,126
                                                                                ------------------------
                                                                  Principal
                                                                    Amount                        Value
                                                              ---------------------------------------------
   BONDS (10.13%)
   Advertising Agencies (0.03%)
   Interpublic Group of Cos Inc
     5.40%, 11/15/2009                                            30,000                         27,675
                                                                                ------------------------

   Advertising Services (0.02%)
   WPP Finance UK Corp
     5.88%, 6/15/2014                                             25,000                         24,686
                                                                                ------------------------

   Aerospace & Defense (0.07%)
   Raytheon Co
     6.75%, 8/15/2007                                             15,000                         15,235
   Systems 2001 Asset Trust LLC
     6.66%, 9/15/2013 (c)                                         55,727                         58,080
                                                                                ------------------------
                                                                                                 73,315
                                                                                ------------------------

   Airlines (0.03%)
   Southwest Airlines Co
     5.50%, 11/ 1/2006                                            35,000                         35,053
                                                                                ------------------------

   Asset Backed Securities (1.86%)
   Aegis Asset Backed Securities Trust
     4.93%, 10/25/2035 (d)                                       115,108                        115,128
   Carrington Mortgage Loan Trust
     4.95%, 1/25/2035 (d)                                         27,838                         27,841
     4.97%, 9/25/2035 (d)                                        100,815                        100,830
   Connecticut RRB Special Purpose Trust CL&P
     5.27%, 12/30/2010 (d)                                       200,000                        201,014
   Credit-Based Asset Servicing and Securities
     4.92%, 8/25/2035 (d)                                        107,146                        107,145
   First Franklin Mortgage Loan Asset Backed
   Certificates
     4.89%, 3/25/2035 (d)                                        143,979                        143,991
     4.92%, 7/25/2035 (d)                                        111,848                        111,867
   GE Dealer Floorplan Master Note Trust
     4.83%, 7/20/2008 (d)                                        100,000                         99,999
   GMAC Mortgage Corp Loan Trust
     4.93%, 2/25/2035 (d)                                        150,000                        149,977
   Long Beach Mortgage Loan Trust
     4.91%, 1/25/2036 (d)                                        114,348                        114,347
   Ownit Mortgage Loan Asset Backed Certificates
     4.93%, 3/25/2036 (d)                                         34,671                         34,676
   Park Place Securities Inc
     4.91%, 7/25/2035 (d)                                         48,319                         48,328
   Peco Energy Transition Trust
     6.05%, 3/ 1/2009                                            281,943                        283,361
   RAAC Series
     4.91%, 9/25/2045 (d)                                        125,000                        124,999
   Securitized Asset Backed Receivables
     4.89%, 11/25/2035 (d)                                        95,460                         95,460
   Structured Asset Investment Loan Trust
     4.89%, 2/25/2036 (d)                                        120,983                        120,973
                                                                                ------------------------
                                                                                              1,879,936
                                                                                ------------------------
   Auto - Car & Light Trucks (0.13%)
   DaimlerChrysler NA Holding Corp
     7.20%, 9/ 1/2009                                             20,000                         20,883
     8.50%, 1/18/2031                                              5,000                          5,849
   General Motors Corp
     8.38%, 7/15/2033                                            145,000                        106,213
                                                                                ------------------------
                                                                                                132,945
                                                                                ------------------------
   Automobile Sequential (0.42%)
   Capital Auto Receivables Asset Trust
     4.83%, 1/15/2008 (d)                                        132,289                        132,346
     4.81%, 4/15/2008 (d)                                        150,000                        150,052
   Merrill Auto Trust Securitization
     4.83%, 4/25/2008 (d)                                        146,962                        146,971
                                                                                ------------------------
                                                                                                429,369
                                                                                ------------------------
   Brewery (0.08%)
   FBG Finance Ltd
     5.13%, 6/15/2015 (c)                                         45,000                         42,148
   Miller Brewing Co
     4.25%, 8/15/2008 (c)                                         40,000                         39,023
                                                                                ------------------------
                                                                                                 81,171
                                                                                ------------------------

   Cable TV (0.11%)
   Comcast Cable Communications
     8.38%, 5/ 1/2007                                             25,000                         25,769
     6.75%, 1/30/2011                                             25,000                         25,988
   Echostar DBS Corp
     6.38%, 10/ 1/2011                                            65,000                         63,538
                                                                                ------------------------
                                                                                                115,295
                                                                                ------------------------
   Chemicals - Diversified (0.02%)
   ICI Wilmington Inc
     4.38%, 12/ 1/2008                                            20,000                         19,283
                                                                                ------------------------

   Consumer Products - Miscellaneous
   (0.05%)
   Clorox Co
     5.02%, 12/14/2007 (d)                                        50,000                         50,104
                                                                                ------------------------

   Containers - Paper & Plastic (0.05%)
   Sealed Air Corp
     5.63%, 7/15/2013 (c)                                         55,000                         53,455
                                                                                ------------------------

   Credit Card Asset Backed Securities
   (2.37%)
   American Express Credit Account Master
     4.86%, 9/15/2009 (d)                                        200,000                        200,177
     4.86%, 11/16/2009 (d)                                       275,000                        275,375
     4.86%, 12/15/2009 (d)                                       200,000                        200,227
   BA Master Credit Card Trust
     4.87%, 6/15/2008 (d)                                        275,000                        275,036
   Bank One Issuance Trust
     4.80%, 2/17/2009 (d)                                        275,000                        275,028
   Chase Credit Card Master Trust
     5.50%, 11/17/2008                                           350,000                        350,595
   GE Capital Credit Card Master Note Trust
     4.80%, 6/15/2010 (d)                                        150,000                        150,071
     4.79%, 9/15/2010 (d)                                        150,000                        150,087
   MBNA Credit Card Master Note Trust
     4.86%, 8/17/2009 (d)                                        275,000                        275,265
     4.89%, 2/16/2010 (d)                                        250,000                        250,477
                                                                                ------------------------
                                                                                              2,402,338
                                                                                ------------------------
   Diversified Financial Services (0.09%)
   AXA Financial Inc
     6.50%, 4/ 1/2008                                             20,000                         20,428
   General Electric Capital Corp
     4.25%, 12/ 1/2010                                            25,000                         23,858
     6.75%, 3/15/2032                                             45,000                         50,111
                                                                                ------------------------
                                                                                                 94,397
                                                                                ------------------------
   Electric - Distribution (0.02%)
   Detroit Edison Co
     6.13%, 10/ 1/2010                                            20,000                         20,447
                                                                                ------------------------

   Electric - Integrated (0.38%)
   Arizona Public Service Co
     6.75%, 11/15/2006                                            15,000                         15,105
     5.80%, 6/30/2014                                             40,000                         39,400
   CC Funding Trust I
     6.90%, 2/16/2007                                             45,000                         45,490
   Cincinnati Gas & Electric
     5.70%, 9/15/2012                                             25,000                         24,903
   Consumers Energy Co
     4.80%, 2/17/2009                                             25,000                         24,492
   Consumers Energy Co (continued)
     4.00%, 5/15/2010                                             15,000                         14,094
   Entergy Gulf States Inc
     3.60%, 6/ 1/2008                                             20,000                         19,128
     5.61%, 12/ 8/2008 (c)(d)                                     35,000                         35,015
     5.22%, 12/ 1/2009 (d)                                        20,000                         19,769
   Monongahela Power Co
     5.00%, 10/ 1/2006                                            20,000                         19,943
   Nisource Finance Corp
     5.34%, 11/23/2009 (d)                                        30,000                         30,097
   Pacific Gas & Electric Co
     6.05%, 3/ 1/2034                                             40,000                         39,143
   PSEG Energy Holdings LLC
     8.63%, 2/15/2008                                             25,000                         26,063
   TXU Corp
     6.38%, 6/15/2006                                             20,000                         20,037
   Wisconsin Electric Power
     3.50%, 12/ 1/2007                                            10,000                          9,703
                                                                                ------------------------
                                                                                                382,382
                                                                                ------------------------
   Electric Products - Miscellaneous
   (0.02%)
   LG Electronics Inc
     5.00%, 6/17/2010 (c)                                         25,000                         24,094
                                                                                ------------------------

   Electronic Components - Miscellaneous
   (0.03%)
   Cooper Industries Inc
     5.25%, 11/15/2012 (c)                                        35,000                         34,335
                                                                                ------------------------

   Finance - Auto Loans (0.28%)
   General Motors Acceptance Corp
     6.88%, 9/15/2011                                            110,000                        102,529
   Toyota Motor Credit Corp
     5.65%, 1/15/2007                                            185,000                        185,574
                                                                                ------------------------
                                                                                                288,103
                                                                                ------------------------
   Finance - Commercial (0.09%)
   Caterpillar Financial Services Corp
     4.84%, 8/20/2007 (d)                                         55,000                         55,059
     3.63%, 11/15/2007                                            10,000                          9,750
   CIT Group Inc
     3.65%, 11/23/2007                                            30,000                         29,226
                                                                                ------------------------
                                                                                                 94,035
                                                                                ------------------------
   Finance - Consumer Loans (0.25%)
   American General Finance Corp
     5.88%, 7/14/2006                                            105,000                        105,250
   HSBC Finance Corp
     4.13%, 12/15/2008                                            15,000                         14,543
     6.75%, 5/15/2011                                             95,000                        100,014
   SLM Corp
     4.00%, 1/15/2010                                             40,000                         37,727
                                                                                ------------------------
                                                                                                257,534
                                                                                ------------------------
   Finance - Credit Card (0.06%)
   MBNA Corp
     5.14%, 5/ 5/2008 (d)                                         55,000                         55,402
                                                                                ------------------------

   Finance - Investment Banker & Broker
   (0.12%)
   Goldman Sachs Group Inc
     5.25%, 10/15/2013                                            30,000                         29,206

   JPMorgan Chase & Co
     6.00%, 2/15/2009                                             90,000                         91,383
                                                                                ------------------------
                                                                                                120,589
                                                                                ------------------------
   Finance - Mortgage Loan/Banker (0.43%)
   Countrywide Home Loans Inc
     3.25%, 5/21/2008                                             55,000                         52,631
   Nationwide Building Society
     4.25%, 2/ 1/2010 (c)                                         60,000                         57,554
   Residential Capital Corp
     6.38%, 6/30/2010                                             75,000                         75,557
   SLM Student Loan Trust
     4.64%, 10/25/2012 (d)                                        65,099                         64,955
     4.64%, 4/25/2013 (d)                                        187,819                        187,749
                                                                                ------------------------
                                                                                                438,446
                                                                                ------------------------
   Food - Miscellaneous/Diversified (0.06%)
   ConAgra Foods Inc
     7.00%, 10/ 1/2028                                            15,000                         15,519
     8.25%, 9/15/2030                                             20,000                         23,432
   General Mills Inc
     3.88%, 11/30/2007                                            25,000                         24,397
                                                                                ------------------------
                                                                                                 63,348
                                                                                ------------------------
   Food - Retail (0.04%)
   Albertson's Inc
     8.00%, 5/ 1/2031                                             40,000                         37,234
                                                                                ------------------------

   Gas - Distribution (0.03%)
   Sempra Energy
     4.62%, 5/17/2007                                             30,000                         29,733
                                                                                ------------------------

   Home Equity - Other (1.40%)
   ACE Securities Corp
     5.14%, 5/25/2034 (d)                                        123,756                        124,113
     4.93%, 7/25/2035 (d)                                        119,194                        119,209
   Aegis Asset Backed Securities Trust
     4.92%, 8/25/2035 (d)                                         90,552                         90,560
   Asset Backed Funding Certificates
     4.90%, 1/25/2035 (d)                                         33,211                         33,213
   Bear Stearns Asset Backed Securities Inc
     5.01%, 8/25/2031 (d)                                         60,965                         60,967
     5.02%, 9/25/2034 (d)                                         77,453                         77,503
     4.94%, 8/25/2035 (d)                                         85,518                         85,532
     4.94%, 11/25/2035 (d)                                       136,343                        136,358
   Equifirst Mortgage Loan Trust
     4.88%, 4/25/2035 (d)                                         44,321                         44,324
   GSAMP Trust
     4.91%, 6/25/2035 (d)                                         49,856                         49,862
   Master Asset Backed Securities Trust
     4.91%, 3/25/2035 (d)                                         32,172                         32,177
   New Century Home Equity Loan Trust
     5.35%, 11/25/2034 (d)                                       125,000                        125,319
   Novastar Home Equity Loan
     4.94%, 6/25/2035 (d)                                         59,638                         59,650
   Option One Mortgage Loan Trust
     5.12%, 11/25/2034 (d)                                        92,569                         92,657
   Residential Asset Securities Corp
     4.98%, 10/25/2022 (d)                                         6,630                          6,630
     5.12%, 6/25/2032 (d)                                        135,776                        135,888

   Structured Asset Securities Corp
     5.17%, 12/25/2034 (d)                                       114,530                        114,581
   Wells Fargo Home Equity Trust
     4.99%, 2/25/2018 (d)                                         27,477                         27,480
                                                                                ------------------------
                                                                                              1,416,023
                                                                                ------------------------
   Hotels & Motels (0.04%)
   Hyatt Equities LLC
     6.88%, 6/15/2007 (c)                                         35,000                         35,485
                                                                                ------------------------

   Insurance Brokers (0.07%)
   Marsh & McLennan Cos Inc
     5.38%, 7/15/2014                                             55,000                         52,709
     5.88%, 8/ 1/2033                                             15,000                         13,595
                                                                                ------------------------
                                                                                                 66,304
                                                                                ------------------------
   Medical - HMO (0.10%)
   Health Net Inc
     9.88%, 4/15/2011 (d)                                         60,000                         68,055
   WellPoint Inc
     3.75%, 12/14/2007                                            10,000                          9,738
     6.80%, 8/ 1/2012                                             20,000                         21,249
                                                                                ------------------------
                                                                                                 99,042
                                                                                ------------------------
   Medical - Hospitals (0.08%)
   HCA Inc
     7.50%, 12/15/2023                                            80,000                         77,689
                                                                                ------------------------

   Medical - Wholesale Drug Distribution
   (0.02%)
   AmerisourceBergen Corp
     5.63%, 9/15/2012 (c)                                         20,000                         19,670
                                                                                ------------------------

   Multi-line Insurance (0.02%)
   Hartford Financial Services Group Inc
     2.38%, 6/ 1/2006                                             25,000                         24,895
                                                                                ------------------------

   Multimedia (0.04%)
   News America Inc
     6.40%, 12/15/2035 (c)                                        40,000                         38,245
                                                                                ------------------------

   Non-hazardous Waste Disposal (0.01%)
   Waste Management Inc
     7.38%, 8/ 1/2010                                             10,000                         10,668
                                                                                ------------------------

   Oil Company - Exploration & Production
   (0.01%)
   Kerr-McGee Corp
     5.88%, 9/15/2006                                             10,000                         10,013
                                                                                ------------------------

   Paper & Related Products (0.02%)
   Sappi Papier Holding AG
     6.75%, 6/15/2012 (c)                                         25,000                         23,782
                                                                                ------------------------

   Pipelines (0.09%)
   Consolidated Natural Gas Co
     6.25%, 11/ 1/2011                                            30,000                         30,653
     5.00%, 12/ 1/2014                                            25,000                         23,438
   Panhandle Eastern Pipe Line
     2.75%, 3/15/2007                                             10,000                          9,751

   Texas Eastern Transmission LP
     7.00%, 7/15/2032                                             20,000                         22,199
                                                                                ------------------------
                                                                                                 86,041
                                                                                ------------------------
   Poultry (0.01%)
   Pilgrim's Pride Corp
     9.63%, 9/15/2011                                             10,000                         10,425
                                                                                ------------------------

   Real Estate Operator & Developer (0.06%)
   Brascan Corp
     7.13%, 6/15/2012                                             40,000                         42,503
   EOP Operating LP
     7.50%, 4/19/2029                                             20,000                         21,592
                                                                                ------------------------
                                                                                                 64,095
                                                                                ------------------------
   REITS - Office Property (0.02%)
   Reckson Operating Partnership LP
     5.15%, 1/15/2011                                             25,000                         24,232
                                                                                ------------------------

   Retail - Apparel & Shoe (0.02%)
   Ltd Brands
     6.95%, 3/ 1/2033                                             25,000                         24,404
                                                                                ------------------------

   Retail - Major Department Store (0.05%)
   May Department Stores Co/The
     5.95%, 11/ 1/2008                                            45,000                         45,542
                                                                                ------------------------

   Savings & Loans - Thrifts (0.06%)
   Washington Mutual Bank
     5.50%, 1/15/2013                                             30,000                         29,650
   Washington Mutual Inc
     8.25%, 4/ 1/2010                                             25,000                         27,209
                                                                                ------------------------
                                                                                                 56,859
                                                                                ------------------------
   Sovereign (0.05%)
   Mexico Government International Bond
     8.30%, 8/15/2031                                             40,000                         48,340
                                                                                ------------------------

   Special Purpose Entity (0.28%)
   AIG SunAmerica Global Financing VI
     6.30%, 5/10/2011 (c)                                        110,000                        114,150
   Farmers Exchange Capital
     7.05%, 7/15/2028 (c)                                        110,000                        111,571
   Xlliac Global Funding
     4.80%, 8/10/2010 (c)                                         55,000                         53,313
                                                                                ------------------------
                                                                                                279,034
                                                                                ------------------------
   Telephone - Integrated (0.37%)
   AT&T Corp
     9.05%, 11/15/2011 (d)                                        12,000                         12,972
     9.75%, 11/15/2031 (d)                                        45,000                         53,733
   AT&T Inc
     6.15%, 9/15/2034                                             25,000                         23,741
   Deutsche Telekom International Finance
     8.25%, 6/15/2030 (d)                                         40,000                         47,849
   France Telecom SA
     8.50%, 3/ 1/2031 (d)                                         40,000                         49,965
   Sprint Capital Corp
     6.00%, 1/15/2007                                             30,000                         30,142
     8.75%, 3/15/2032                                              5,000                          6,251

   Telecom Italia Capital SA
     4.00%, 11/15/2008                                            25,000                         24,089
     4.00%, 1/15/2010                                             30,000                         28,203
   Verizon/New England
     6.50%, 9/15/2011                                             95,000                         96,444
                                                                                ------------------------
                                                                                                373,389
                                                                                ------------------------
   Textile - Home Furnishings (0.05%)
   Mohawk Industries Inc
     7.20%, 4/15/2012                                             25,000                         26,151
     6.13%, 1/15/2016                                             25,000                         24,753
                                                                                ------------------------
                                                                                                 50,904
                                                                                ------------------------
   Transport - Rail (0.09%)
   Burlington Northern and Santa Fe Railway
     4.58%, 1/15/2021                                             20,630                         19,445
   Norfolk Southern Corp
     7.35%, 5/15/2007                                             30,000                         30,687
   Union Pacific Corp
     6.79%, 11/ 9/2007                                            15,000                         15,333
     6.65%, 1/15/2011                                             20,000                         20,845
                                                                                ------------------------
                                                                                                 86,310
                                                                                ------------------------
   Transport - Services (0.03%)
   FedEx Corp
     7.25%, 2/15/2011                                             30,000                         32,039
                                                                                ------------------------
   TOTAL BONDS                                                                 $             10,268,134
                                                                                ------------------------
   U.S. GOVERNMENT & GOVERNMENT AGENCY
   OBLIGATIONS (19.85%)
   Federal Home Loan Mortgage Corporation
   (FHLMC) (0.97%)
     5.50%, 4/ 1/2021 (e)                                        825,000                        819,328
     7.50%, 10/ 1/2030                                            43,050                         44,990
     12.00%, 7/ 1/2010                                            13,059                         14,098
     12.00%, 7/ 1/2013                                            23,615                         25,710
     12.00%, 6/ 1/2015                                            25,144                         27,446
     11.50%, 10/ 1/2015                                           26,982                         29,358
     10.00%, 9/ 1/2017                                            21,149                         22,469
                                                                                ------------------------
                                                                                                983,399
                                                                                ------------------------
   Federal National Mortgage Association
   (FNMA) (6.01%)
     7.00%, 6/ 1/2032                                            103,126                        106,236
     7.00%, 10/ 1/2032                                            81,342                         83,860
     7.00%, 10/ 1/2034                                            46,124                         47,506
     7.00%, 4/ 1/2035                                            130,964                        134,914
     7.00%, 7/ 1/2035                                            293,346                        302,110
     7.00%, 8/ 1/2035                                             87,346                         89,955
     7.00%, 10/ 1/2035                                           400,813                        412,787
     7.00%, 4/ 1/2036 (e)                                        450,000                        463,360
     8.00%, 2/ 1/2012                                             20,538                         21,515
     10.00%, 4/ 1/2016                                            17,557                         18,801
     7.00%, 4/ 1/2023                                              3,107                          3,209
     7.50%, 4/ 1/2030                                              1,181                          1,236
     7.50%, 6/ 1/2030                                             70,727                         73,927
     7.50%, 11/ 1/2030                                            17,489                         18,281
     7.50%, 2/ 1/2031                                             60,253                         63,022
     8.00%, 12/ 1/2031                                             4,694                          5,007
     7.50%, 1/ 1/2032                                              2,029                          2,120
     8.50%, 5/ 1/2032                                             79,514                         85,547
     7.50%, 6/ 1/2032                                             75,882                         79,272
     6.50%, 9/ 1/2032                                            479,041                        489,776
     6.50%, 12/ 1/2032                                           254,587                        260,292
     7.50%, 9/ 1/2035                                            145,263                        151,835
     7.00%, 12/ 1/2035                                         1,247,868                      1,285,148
     5.42%, 1/ 1/2036 (b)(d)                                     499,438                        516,216
     4.04%, 3/ 1/2036 (b)(d)                                     250,241                        255,794
     4.23%, 3/ 1/2036 (b)(d)                                     250,253                        257,996
     2.24%, 4/ 1/2036 (b)(d)                                     500,000                        522,109
     0.25%, 4/25/2036 (b)(d)(f)                                  325,000                        335,664
                                                                                ------------------------
                                                                                              6,087,495
                                                                                ------------------------
   Government National Mortgage
   Association (GNMA) (0.04%)
     12.00%, 12/15/2012                                           25,895                         28,760
     10.50%, 4/15/2014                                            12,010                         13,182
                                                                                ------------------------
                                                                                                 41,942
                                                                                ------------------------
   Sovereign Agency (1.86%)
     4.83%, 6/30/2006                                          1,900,000                      1,877,939
                                                                                ------------------------

   U.S. Treasury (10.79%)
     5.00%, 2/15/2011                                          1,975,000                      1,991,047
     3.88%, 2/15/2013                                          1,955,000                      1,843,352
     3.63%, 5/15/2013                                          1,290,000                      1,195,468
     4.25%, 8/15/2013                                          2,250,000                      2,164,043
     4.25%, 11/15/2013                                         1,200,000                      1,152,563
     8.13%, 8/15/2019                                            375,000                        486,621
     8.13%, 8/15/2021                                            400,000                        529,375
     6.38%, 8/15/2027                                            260,000                        303,997
     5.50%, 8/15/2028                                             25,000                         26,486
     6.13%, 8/15/2029                                          1,085,000                      1,243,935
                                                                                ------------------------
                                                                                             10,936,887
                                                                                ------------------------
   U.S. Treasury Strip (0.18%)
     0.00%, 2/15/2027 (a)                                        525,000                        183,934
                                                                                ------------------------
   TOTAL U.S. GOVERNMENT & GOVERNMENT                                          $             20,111,596
   AGENCY OBLIGATIONS
                                                                                ------------------------
   Total Investments                                                           $             93,530,856
   Other Assets in Excess of Liabilities,                                                     7,810,775
   Net - 7.71%
                                                                                ------------------------
   TOTAL NET ASSETS - 100.00%                                                  $            101,341,631
                                                                                ========================
                                                                                ------------------------

                                                                                ========================

 (a) Non-Income Producing Security
 (b) Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At the end of the period, the value of these securities totaled $1,887,779 or 1.86% of net assets.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $739,920 or 0.73% of net assets.

 (d) Variable Rate
 (e) Security was purchased in a "to-be-announced" ("TBA") transaction.  See Notes to Financial Statements.
 (f) Security purchased on a when-issued basis.

   Unrealized Appreciation (Depreciation)
   Unrealized Appreciation                         $        13,746,253
   Unrealized Depreciation                                 (2,142,791)
                                                    -------------------
   Net Unrealized Appreciation (Depreciation)               11,603,462
   Cost for federal income tax purposes                     81,927,394


                          SCHEDULE OF FUTURES CONTRACTS
                                                                                     Current              Unrealized
                                 Number of                    Original               Market             Appreciation/
   Type                          Contracts                      Value                 Value             (Depreciation)
   -------------------------------------------------------------------------------------------------------------------
   Buy:
   Australia 10 Year Bond; June      11                          $817,675              $819,119                $1,444
   2006
   FTSE/JSE Top 40; June 2006        54                         1,499,080             1,620,394               121,315
   Hang Seng Index; April 2006       8                            812,552               815,016                 2,463
   Long Gilt; June 2006              5                            983,897               968,310              (15,587)
   MidCap 400; June 2006             2                            798,302               798,400                    98

                                                                                       Current              Unrealized
                                 Number of                    Original                 Market             Appreciation/
   Type                          Contracts                      Value                   Value             (Depreciation)
   -------------------------------------------------------------------------------------------------------------------
   Buy: (continued)
   MSCI Sing IX; April 2006          11                        $403,254                $406,921                $3,668
   Russell 2000; June 2006           3                        1,154,177               1,157,700                 3,523
   SPI 200; June 2006                9                          795,749                 824,480                28,731
   Topix Index; June 2005            43                       5,853,621               6,295,661               442,039
   U.S. 10 Year Note; June 2006      13                       1,398,247               1,383,078              (15,169)
   U.S. Long Bond; June 2006         9                        1,012,665                 982,406              (30,259)
   Sell:
   DJ Euro Stoxx 50; June 2006       28                       1,281,291               1,286,250               (4,959)
   S & P 500; June 2006              7                        2,285,488               2,280,775                 4,713
   S&P 500 eMini; June 2006          18                       1,182,787               1,172,970                 9,817

   Portfolio Summary (unaudited)
   ------------------------------------------------------------
   Sector                                              Percent
   ------------------------------------------------------------
   Consumer,                                            13.87%
   Non-cyclical
   Government                                           12.87%
   Financial                                            11.16%
   Funds                                                 7.97%
   Industrial                                            7.35%
   Mortgage Securities                                   7.02%
   Asset Backed                                          6.30%
   Securities
   Energy                                                6.23%
   Technology                                            5.93%
   Communications                                        5.83%
   Consumer, Cyclical                                    4.51%
   Utilities                                             1.96%
   Basic Materials                                       1.09%
   Diversified                                           0.20%
   Other Assets in                                       7.71%
   Excess of
   Liabilities, Net
                                        -----------------------
   TOTAL NET ASSETS                                    100.00%
                                        =======================

   Other Assets Summary (unaudited)
   ----------------------------------------------------------
   Asset Type                                        Percent
   ----------------------------------------------------------
   Currency Contracts                                 38.44%
   Futures                                            20.54%


                           SCHEDULE OF FOREIGN CURRENCY CONTRACTS
      Foreign      Delivery   Contracts to                 In Exchange For           Value              Net Unrealized
      Currency       Date        Accept                                                                  Appreciation
      Purchase
     Contracts
   ----------------------------------------------------------------------------------------------------------------

   Euro            06/15/2006     3,355,931                  $4,028,716           $4,079,713               $50,997
   British Pounds  06/15/2006     1,967,648                   3,409,383            3,415,719                 6,337
   Japanese Yen    06/15/2006   540,081,200                   4,596,240            4,626,581                30,341
   Australian      06/15/2006     4,707,609                   3,442,182            3,351,413              (90,769)
   Dollar
   Canadian        06/15/2006     1,139,559                     982,404              979,301               (3,103)
   Dollar
   Swiss Francs    06/15/2006       803,797                     617,252              620,268                 3,016
   Chinese         04/18/2006    25,297,540                   3,176,600            3,160,855              (15,745)
   Renminbi
   Chinese         06/06/2006    29,158,239                   3,692,880            3,662,849              (30,031)
   Renminbi
   Swedish Krona   06/15/2006     2,805,398                     359,487              362,237                 2,750
   Singapore       06/15/2006       246,244                     151,932              152,678                   746
   Dollar

      Foreign      Delivery   Contracts to                 In Exchange For      Value                  Net Unrealized
      Currency       Date       Deliver                                                                 Appreciation
   Sale Contracts
   ---------------------------------------------------------------------------------------------------------------------

   Euro            06/15/2006     4,791,963                    $5,748,302         $5,825,458             $(77,156)
   Swiss Francs    06/15/2006     1,613,854                     1,239,986          1,245,367               (5,380)
   Australian      06/15/2006     3,647,894                     2,667,672          2,596,987                70,686
   Dollar
   British Pounds  06/15/2006     1,653,279                     2,861,880          2,869,994               (8,114)
   Japanese Yen    06/15/2006   233,905,795                     1,998,483          2,003,743              (15,261)


Schedule of Investments
March 31, 2006 (unaudited)
Balanced Account
                                                        Shares
                                                         Held                       Value
                                                 -----------------------------------------------------------
COMMON STOCKS (64.22%)
Advertising Agencies (0.15%)
Omnicom Group Inc                                     2,130      $                                 177,322
                                                                  -----------------------------------------

Advertising Services (0.09%)
Getty Images Inc (a)(b)                                 300                                         22,464
Ventiv Health Inc (b)                                   696                                         23,121
WPP Group PLC ADR                                       981                                         58,860
                                                                  -----------------------------------------
                                                                                                   104,445
                                                                  -----------------------------------------
Aerospace & Defense (0.96%)
Armor Holdings Inc (a)(b)                               697                                         40,628
Boeing Co                                             3,847                                        299,797
General Dynamics Corp                                 4,764                                        304,801
Lockheed Martin Corp                                  3,770                                        283,240
Raytheon Co                                           1,370                                         62,801
Rockwell Collins Inc                                  1,630                                         91,850
Teledyne Technologies Inc (b)                           845                                         30,082
                                                                  -----------------------------------------
                                                                                                 1,113,199
                                                                  -----------------------------------------
Aerospace & Defense Equipment (0.43%)
BE Aerospace Inc (b)                                  1,040                                         26,125
DRS Technologies Inc (a)                                579                                         31,770
United Technologies Corp                              7,499                                        434,717
                                                                  -----------------------------------------
                                                                                                   492,612
                                                                  -----------------------------------------
Airlines (0.03%)
Skywest Inc                                             990                                         28,977
                                                                  -----------------------------------------

Apparel Manufacturers (0.34%)
Coach Inc (b)                                         7,999                                        276,605
Oxford Industries Inc (a)                               511                                         26,128
Polo Ralph Lauren Corp                                1,400                                         84,854
                                                                  -----------------------------------------
                                                                                                   387,587
                                                                  -----------------------------------------
Applications Software (1.31%)
Citrix Systems Inc (b)                                5,240                                        198,596
Microsoft Corp                                       46,697                                      1,270,625
Nuance Communications Inc (a)(b)                      1,522                                         17,975
Verint Systems Inc (b)                                  703                                         24,865
                                                                  -----------------------------------------
                                                                                                 1,512,061
                                                                  -----------------------------------------
Athletic Footwear (0.25%)
Nike Inc                                              3,323                                        282,787
                                                                  -----------------------------------------

Auction House & Art Dealer (0.01%)
Escala Group Inc (a)(b)                                 612                                         16,028
                                                                  -----------------------------------------

Audio & Video Products (0.13%)
Matsushita Electric Industrial Co Ltd                 5,700                                        126,198
ADR
Pioneer Corp ADR (c)                                  1,700                                         27,404
                                                                  -----------------------------------------
                                                                                                   153,602
                                                                  -----------------------------------------
Auto - Car & Light Trucks (0.28%)
Nissan Motor Co Ltd ADR (a)                           4,325                                        102,849
Toyota Motor Corp ADR                                 2,015                                        219,433
                                                                  -----------------------------------------
                                                                                                   322,282
                                                                  -----------------------------------------

Auto - Medium & Heavy Duty Trucks
(0.19%)
Oshkosh Truck Corp                                    3,456                                        215,101
                                                                  -----------------------------------------

Auto/Truck Parts & Equipment - Original
(0.05%)
Tenneco Inc (b)                                       1,680                                         36,439
TRW Automotive Holdings Corp (b)                      1,050                                         24,465
                                                                  -----------------------------------------
                                                                                                    60,904
                                                                  -----------------------------------------
Auto/Truck Parts & Equipment -
Replacement (0.01%)
Commercial Vehicle Group Inc (b)                        350                                          6,723
                                                                  -----------------------------------------

Batteries & Battery Systems (0.04%)
Energizer Holdings Inc (b)                              650                                         34,450
Greatbatch Inc (b)                                      538                                         11,788
                                                                  -----------------------------------------
                                                                                                    46,238
                                                                  -----------------------------------------
Beverages - Non-alcoholic (1.23%)
Coca-Cola Co/The                                     14,128                                        591,540
Hansen Natural Corp (b)                                 885                                        111,554
PepsiCo Inc                                          12,309                                        711,337
                                                                  -----------------------------------------
                                                                                                 1,414,431
                                                                  -----------------------------------------
Beverages - Wine & Spirits (0.05%)
Diageo PLC ADR (a)                                      846                                         53,662
                                                                  -----------------------------------------

Brewery (0.03%)
SABMiller PLC ADR (a)                                 2,005                                         39,899
                                                                  -----------------------------------------

Broadcasting Services & Programming
(0.01%)
4Kids Entertainment Inc (a)(b)                          358                                          6,154
                                                                  -----------------------------------------

Building - Mobil Home & Manufactured
Housing (0.01%)
Thor Industries Inc                                     215                                         11,472
                                                                  -----------------------------------------

Building - Residential & Commercial
(0.22%)
Daiwa House Industry Co Ltd ADR (a)                     187                                         32,071
DR Horton Inc                                           763                                         25,347
Hovnanian Enterprises Inc (b)                           312                                         13,706
M/I Homes Inc                                           452                                         21,244
Pulte Homes Inc                                       3,717                                        142,807
Technical Olympic USA Inc (a)                           764                                         15,547
                                                                  -----------------------------------------
                                                                                                   250,722
                                                                  -----------------------------------------
Building & Construction - Miscellaneous
(0.03%)
Builders FirstSource Inc (b)                          1,453                                         32,998
                                                                  -----------------------------------------

Building & Construction Products -
Miscellaneous (0.03%)
USG Corp (a)(b)                                         370                                         35,135
                                                                  -----------------------------------------

Building Products - Cement & Aggregate
(0.55%)
CRH PLC ADR                                           3,641                                        129,255
Eagle Materials Inc (a)                               1,276                                         81,358
Florida Rock Industries Inc                           3,095                                        174,001
Martin Marietta Materials Inc                         1,955                                        209,244
Texas Industries Inc (a)                                673                                         40,710
                                                                  -----------------------------------------
                                                                                                   634,568
                                                                  -----------------------------------------
Building Products - Light Fixtures
(0.03%)
Genlyte Group Inc (b)                                   552                                         37,613
                                                                  -----------------------------------------


Building Products - Wood (0.03%)
Universal Forest Products Inc                           627                                         39,808
                                                                  -----------------------------------------

Cable TV (0.16%)
Comcast Corp (a)(b)                                   2,820                                         73,771
DIRECTV Group Inc/The (b)                             5,840                                         95,776
Lodgenet Entertainment Corp (b)                       1,276                                         19,880
                                                                  -----------------------------------------
                                                                                                   189,427
                                                                  -----------------------------------------
Casino Hotels (0.03%)
Station Casinos Inc                                     500                                         39,685
                                                                  -----------------------------------------

Cellular Telecommunications (0.16%)
Centennial Communications Corp                          614                                          4,501
Vodafone Group PLC ADR                                8,584                                        179,405
                                                                  -----------------------------------------
                                                                                                   183,906
                                                                  -----------------------------------------
Chemicals - Diversified (0.58%)
BASF AG ADR                                             787                                         61,701
Celanese Corp                                         1,310                                         27,471
Dow Chemical Co/The                                   6,640                                        269,584
FMC Corp                                              1,704                                        105,614
Lyondell Chemical Co                                  1,870                                         37,213
Rohm & Haas Co                                        3,458                                        168,992
                                                                  -----------------------------------------
                                                                                                   670,575
                                                                  -----------------------------------------
Chemicals - Specialty (0.14%)
Lubrizol Corp                                           730                                         31,280
Sigma-Aldrich Corp                                    1,910                                        125,659
                                                                  -----------------------------------------
                                                                                                   156,939
                                                                  -----------------------------------------
Circuit Boards (0.02%)
Park Electrochemical Corp                               893                                         26,343
                                                                  -----------------------------------------

Coatings & Paint (0.22%)
Sherwin-Williams Co/The (a)                           3,255                                        160,927
Valspar Corp                                          3,440                                         95,873
                                                                  -----------------------------------------
                                                                                                   256,800
                                                                  -----------------------------------------
Collectibles (0.01%)
RC2 Corp (b)                                            396                                         15,765
                                                                  -----------------------------------------

Commercial Banks (2.10%)
ABN AMRO Holding NV ADR                               6,013                                        179,668
AmSouth Bancorp                                       7,288                                        197,140
Bancfirst Corp                                          174                                          7,586
Banco Santander Central Hispano SA ADR               12,132                                        177,249
(a)
Bank of Hawaii Corp                                   2,078                                        110,778
Bank of Ireland ADR                                   1,510                                        112,510
Bank of Nova Scotia                                   3,140                                        126,040
Barclays PLC ADR                                      4,409                                        206,341
BNP Paribas ADR                                       6,600                                        307,560
BOK Financial Corp                                       66                                          3,138
Capital Corp of the West                                182                                          6,683
Center Financial Corp                                   437                                         10,589
Central Pacific Financial Corp                          361                                         13,256
City Holding Co                                         346                                         12,729
City National Corp/Beverly Hills CA                     907                                         69,649
Colonial BancGroup Inc/The                            2,054                                         51,350
Corus Bankshares Inc                                    947                                         56,290
Cullen/Frost Bankers Inc                              1,398                                         75,142
East West Bancorp Inc                                 1,256                                         48,419

First Midwest Bancorp Inc/IL                            703                                         25,709
First State Bancorporation/NM                           300                                          7,968
HBOS PLC ADR                                            998                                         50,649
IBERIABANK Corp                                         125                                          7,071
Kookmin Bank ADR                                      1,031                                         88,171
National Bank of Greece SA ADR                        8,548                                         81,890
Old Second Bancorp Inc                                  223                                          7,321
Placer Sierra Bancshares                                267                                          7,623
Sky Financial Group Inc                               1,140                                         30,210
Southwest Bancorp Inc/Stillwater OK                     152                                          3,380
SVB Financial Group (b)                               1,085                                         57,559
Toronto-Dominion Bank                                 2,433                                        135,518
Wilshire Bancorp Inc                                    251                                          4,666
Zions Bancorporation                                  1,720                                        142,296
                                                                  -----------------------------------------
                                                                                                 2,422,148
                                                                  -----------------------------------------
Commercial Services (0.00%)
Vertrue Inc (b)                                          87                                          3,637
                                                                  -----------------------------------------

Commercial Services - Finance (0.18%)
Deluxe Corp (a)                                         538                                         14,079
Equifax Inc                                           3,870                                        144,119
Wright Express Corp (b)                               1,719                                         48,218
                                                                  -----------------------------------------
                                                                                                   206,416
                                                                  -----------------------------------------
Computer Aided Design (0.28%)
Ansys Inc (a)(b)                                        507                                         27,454
Aspen Technology Inc (b)                                610                                          7,717
Autodesk Inc                                          7,012                                        270,102
Parametric Technology Corp (b)                        1,264                                         20,641
                                                                  -----------------------------------------
                                                                                                   325,914
                                                                  -----------------------------------------
Computer Graphics (0.06%)
Trident Microsystems Inc (a)(b)                       2,195                                         63,787
                                                                  -----------------------------------------

Computer Services (0.04%)
Perot Systems Corp (b)                                1,662                                         25,861
SYKES Enterprises Inc (b)                             1,077                                         15,272
                                                                  -----------------------------------------
                                                                                                    41,133
                                                                  -----------------------------------------
Computers (1.53%)
Apple Computer Inc (b)                                7,096                                        445,061
Dell Inc (b)                                          8,013                                        238,467
Hewlett-Packard Co                                   17,565                                        577,889
International Business Machines Corp                  6,071                                        500,675
                                                                  -----------------------------------------
                                                                                                 1,762,092
                                                                  -----------------------------------------
Computers - Integrated Systems (0.12%)
NCR Corp (b)                                          3,270                                        136,653
                                                                  -----------------------------------------

Computers  -Memory Devices (0.47%)
Advanced Digital Information Corp (b)                 3,110                                         27,306
EMC Corp/Massachusetts (b)                           11,154                                        152,029
Komag Inc (a)(b)                                        380                                         18,088
M-Systems Flash Disk Pioneers (a)(b)                    931                                         24,076
SanDisk Corp (a)(b)                                   2,265                                        130,283
Seagate Technology (a)                                4,630                                        121,908
TDK Corp ADR (a)                                        950                                         71,297
                                                                  -----------------------------------------
                                                                                                   544,987
                                                                  -----------------------------------------
Computers - Peripheral Equipment (0.01%)
Synaptics Inc (a)(b)                                    548                                         12,050
                                                                  -----------------------------------------

Consumer Products - Miscellaneous
(0.17%)
Kimberly-Clark Corp                                   2,870                                        165,886
Scotts Miracle-Gro Co/The                               590                                         26,998
                                                                  -----------------------------------------
                                                                                                   192,884
                                                                  -----------------------------------------
Containers - Metal & Glass (0.03%)
Silgan Holdings Inc                                     900                                         36,153
                                                                  -----------------------------------------

Containers - Paper & Plastic (0.06%)
Pactiv Corp (b)                                       1,300                                         31,902
Sonoco Products Co                                      960                                         32,515
                                                                  -----------------------------------------
                                                                                                    64,417
                                                                  -----------------------------------------
Cosmetics & Toiletries (1.10%)
Colgate-Palmolive Co                                  3,530                                        201,563
Parlux Fragrances Inc (a)(b)                          1,248                                         40,248
Procter & Gamble Co                                  17,917                                      1,032,378
                                                                  -----------------------------------------
                                                                                                 1,274,189
                                                                  -----------------------------------------
Data Processing & Management (0.41%)
Automatic Data Processing Inc                         5,641                                        257,681
Fair Isaac Corp                                         520                                         20,602
Global Payments Inc                                   3,710                                        196,667
                                                                  -----------------------------------------
                                                                                                   474,950
                                                                  -----------------------------------------
Decision Support Software (0.02%)
SPSS Inc (b)                                            713                                         22,574
                                                                  -----------------------------------------

Dental Supplies & Equipment (0.06%)
Sybron Dental Specialties Inc (b)                     1,560                                         64,334
                                                                  -----------------------------------------

Diagnostic Equipment (0.03%)
Immucor Inc (b)                                       1,087                                         31,186
                                                                  -----------------------------------------

Diagnostic Kits (0.08%)
Dade Behring Holdings Inc                             1,795                                         64,099
Meridian Bioscience Inc (a)                             970                                         26,171
                                                                  -----------------------------------------
                                                                                                    90,270
                                                                  -----------------------------------------
Direct Marketing (0.08%)
Harte-Hanks Inc                                       3,455                                         94,494
                                                                  -----------------------------------------

Disposable Medical Products (0.19%)
CR Bard Inc                                           3,222                                        218,484
                                                                  -----------------------------------------

Distribution & Wholesale (0.24%)
Aviall Inc (b)                                          722                                         27,494
Building Material Holding Corp (a)                      492                                         17,535
Genuine Parts Co                                      2,050                                         89,851
United Stationers Inc (a)(b)                            740                                         39,294
WESCO International Inc (b)                           1,430                                         97,254
                                                                  -----------------------------------------
                                                                                                   271,428
                                                                  -----------------------------------------
Diversified Manufacturing Operations
(2.62%)
3M Co                                                 4,357                                        329,781
AO Smith Corp                                           623                                         32,894
Eaton Corp                                            2,030                                        148,129
EnPro Industries Inc (b)                              1,482                                         50,833
General Electric Co                                  49,584                                      1,724,532
Honeywell International Inc                             500                                         21,385
Illinois Tool Works Inc                               1,390                                        133,871
Ingersoll-Rand Co Ltd                                 4,500                                        188,055

ITT Industries Inc                                    4,124                                        231,851
Parker Hannifin Corp                                    960                                         77,386
Siemens AG ADR (a)                                      518                                         48,262
Tyco International Ltd                                1,425                                         38,304
                                                                  -----------------------------------------
                                                                                                 3,025,283
                                                                  -----------------------------------------
Diversified Minerals (0.22%)
Anglo American PLC ADR                                3,800                                         74,366
BHP Billiton Ltd ADR                                  4,610                                        183,708
                                                                  -----------------------------------------
                                                                                                   258,074
                                                                  -----------------------------------------
Diversified Operations (0.09%)
Tomkins Plc ADR                                       4,333                                        102,129
                                                                  -----------------------------------------

Diversified Operations & Commercial
Services (0.04%)
Chemed Corp                                             766                                         45,454
                                                                  -----------------------------------------

Drug Delivery Systems (0.05%)
Hospira Inc (b)                                       1,510                                         59,585
                                                                  -----------------------------------------

E-Commerce - Products (0.03%)
Nutri/System Inc (a)(b)                                 772                                         36,685
                                                                  -----------------------------------------

E-Commerce - Services (0.03%)
eBay Inc (b)                                            792                                         30,935
                                                                  -----------------------------------------

Educational Software (0.00%)
Blackboard Inc (b)                                      107                                          3,040
                                                                  -----------------------------------------

Electric - Distribution (0.09%)
National Grid PLC ADR                                 2,198                                        109,087
                                                                  -----------------------------------------

Electric - Generation (0.06%)
AES Corp/The (b)                                      4,180                                         71,311
                                                                  -----------------------------------------

Electric - Integrated (1.67%)
Allegheny Energy Inc (b)                              3,330                                        112,720
American Electric Power Co Inc                        1,350                                         45,927
Cinergy Corp                                            380                                         17,256
Duke Energy Corp (a)                                  7,740                                        225,621
E.ON AG ADR                                           3,147                                        115,180
Edison International                                  4,075                                        167,809
Enel SpA ADR (a)                                      1,780                                         75,187
Exelon Corp                                           4,870                                        257,623
FirstEnergy Corp                                      5,320                                        260,148
FPL Group Inc (a)                                     1,740                                         69,844
OGE Energy Corp                                         936                                         27,144
PG&E Corp                                             1,270                                         49,403
PNM Resources Inc                                     1,138                                         27,767
PPL Corp                                              1,560                                         45,864
RWE AG ADR                                              901                                         78,657
TXU Corp                                              6,868                                        307,412
Westar Energy Inc                                     2,063                                         42,931
                                                                  -----------------------------------------
                                                                                                 1,926,493
                                                                  -----------------------------------------
Electric Products - Miscellaneous
(0.46%)
Ametek Inc                                            2,955                                        132,857
Emerson Electric Co                                   2,520                                        210,748
Hitachi Ltd ADR                                       1,369                                         96,939

Sharp Corp ADR                                        5,026                                         89,211
                                                                  -----------------------------------------
                                                                                                   529,755
                                                                  -----------------------------------------
Electronic Components - Semiconductors
(1.60%)
Advanced Micro Devices Inc (b)                        3,190                                        105,780
Broadcom Corp (b)                                     5,715                                        246,659
Diodes Inc (a)(b)                                       584                                         24,236
Freescale Semiconductor Inc - B Shares                5,350                                        148,570
(b)
Intel Corp                                           24,736                                        478,642
LSI Logic Corp (b)                                    8,440                                         97,566
Microsemi Corp (b)                                    2,282                                         66,429
National Semiconductor Corp                           2,630                                         73,219
Netlogic Microsystems Inc (a)(b)                        552                                         22,748
Nvidia Corp (a)(b)                                    2,850                                        163,191
ON Semiconductor Corp (a)(b)                          5,544                                         40,249
Portalplayer Inc (a)(b)                                 499                                         11,093
Supertex Inc (a)(b)                                     443                                         16,666
Texas Instruments Inc                                10,760                                        349,377
                                                                  -----------------------------------------
                                                                                                 1,844,425
                                                                  -----------------------------------------
Electronic Connectors (0.09%)
Amphenol Corp                                         1,054                                         54,998
Thomas & Betts Corp (b)                                 900                                         46,242
                                                                  -----------------------------------------
                                                                                                   101,240
                                                                  -----------------------------------------
Electronic Design Automation (0.01%)
Ansoft Corp (b)                                         192                                          8,004
                                                                  -----------------------------------------

Electronic Forms (0.22%)
Adobe Systems Inc                                     7,369                                        257,325
                                                                  -----------------------------------------

Electronic Measurement Instruments
(0.15%)
Agilent Technologies Inc (b)                          2,900                                        108,895
Itron Inc (b)                                           713                                         42,673
LeCroy Corp (b)                                         409                                          6,401
Tektronix Inc                                           576                                         20,569
                                                                  -----------------------------------------
                                                                                                   178,538
                                                                  -----------------------------------------
Electronic Parts Distribution (0.09%)
Arrow Electronics Inc (b)                               940                                         30,334
Avnet Inc (b)                                         2,874                                         72,942
                                                                  -----------------------------------------
                                                                                                   103,276
                                                                  -----------------------------------------
Electronic Security Devices (0.02%)
American Science & Engineering Inc                      210                                         19,614
(a)(b)
                                                                  -----------------------------------------

Electronics - Military (0.03%)
L-3 Communications Holdings Inc                         420                                         36,032
                                                                  -----------------------------------------

E-Marketing & Information (0.02%)
aQuantive Inc (b)                                       764                                         17,985
                                                                  -----------------------------------------

Enterprise Software & Services (0.30%)
BEA Systems Inc (b)                                   4,000                                         52,520
CA Inc                                                   43                                          1,170
Hyperion Solutions Corp (b)                           1,709                                         55,713
JDA Software Group Inc (b)                            1,077                                         15,552
Oracle Corp (b)                                       7,704                                        105,468
Packeteer Inc (b)                                     1,225                                         14,210
SAP AG ADR                                            1,425                                         77,406
Sybase Inc (b)                                        1,190                                         25,133
                                                                  -----------------------------------------
                                                                                                   347,172
                                                                  -----------------------------------------
E-Services - Consulting (0.04%)
Digital Insight Corp (b)                                562                                         20,457
Websense Inc (b)                                        834                                         23,002
                                                                  -----------------------------------------
                                                                                                    43,459
                                                                  -----------------------------------------
Fiduciary Banks (0.04%)
Wilmington Trust Corp                                 1,030                                         44,650
                                                                  -----------------------------------------

Finance - Commercial (0.13%)
CIT Group Inc                                         2,830                                        151,462
                                                                  -----------------------------------------

Finance - Consumer Loans (0.03%)
Aiful Corp ADR                                        1,384                                         22,629
SLM Corp                                                310                                         16,101
                                                                  -----------------------------------------
                                                                                                    38,730
                                                                  -----------------------------------------
Finance - Credit Card (0.39%)
American Express Co                                   8,492                                        446,255
                                                                  -----------------------------------------

Finance - Investment Banker & Broker
(3.82%)
Bear Stearns Cos Inc/The                              1,950                                        270,465
Citigroup Inc                                        24,095                                      1,138,007
Credit Suisse Group ADR                               4,500                                        251,370
Goldman Sachs Group Inc                               3,570                                        560,347
Greenhill & Co Inc (a)                                  222                                         14,676
Investment Technology Group Inc (b)                     451                                         22,460
JPMorgan Chase & Co                                  13,318                                        554,562
Lehman Brothers Holdings Inc                          3,284                                        474,637
Merrill Lynch & Co Inc                                5,440                                        428,454
Morgan Stanley                                        5,015                                        315,042
Nomura Holdings Inc ADR                               6,255                                        138,673
Piper Jaffray Cos (b)                                   451                                         24,805
UBS AG                                                2,019                                        222,030
                                                                  -----------------------------------------
                                                                                                 4,415,528
                                                                  -----------------------------------------
Finance - Mortgage Loan/Banker (0.25%)
Countrywide Financial Corp                            1,870                                         68,629
Fannie Mae                                            2,020                                        103,828
Freddie Mac                                           1,270                                         77,470
IndyMac Bancorp Inc                                   1,030                                         42,158
                                                                  -----------------------------------------
                                                                                                   292,085
                                                                  -----------------------------------------
Financial Guarantee Insurance (0.04%)
Radian Group Inc                                        620                                         37,355
Triad Guaranty Inc (b)                                  202                                          9,474
                                                                  -----------------------------------------
                                                                                                    46,829
                                                                  -----------------------------------------
Food - Confectionery (0.13%)
Hershey Co/The (a)                                    2,955                                        154,340
                                                                  -----------------------------------------

Food - Miscellaneous/Diversified (0.47%)
Campbell Soup Co                                        980                                         31,752
General Mills Inc                                     3,530                                        178,900
Kellogg Co                                            5,300                                        233,412
Nestle SA ADR                                         1,220                                         88,328
Seaboard Corp                                            10                                         15,940
                                                                  -----------------------------------------
                                                                                                   548,332
                                                                  -----------------------------------------
Food - Retail (0.20%)
Kroger Co/The                                         7,630                                        155,347
Tesco PLC ADR                                         4,238                                         73,953
                                                                  -----------------------------------------
                                                                                                   229,300
                                                                  -----------------------------------------

Food - Wholesale & Distribution (0.04%)
Nash Finch Co                                           607                                         18,149
Supervalu Inc                                         1,050                                         32,361
                                                                  -----------------------------------------
                                                                                                    50,510
                                                                  -----------------------------------------
Footwear & Related Apparel (0.03%)
Steven Madden Ltd                                       984                                         34,932
                                                                  -----------------------------------------

Gambling (Non-Hotel) (0.01%)
Pinnacle Entertainment Inc (b)                          577                                         16,254
                                                                  -----------------------------------------

Garden Products (0.09%)
Toro Co                                               2,115                                        100,991
                                                                  -----------------------------------------

Gas - Distribution (0.24%)
AGL Resources Inc                                       850                                         30,642
Energen Corp                                          5,291                                        185,185
Southern Union Co                                     1,250                                         31,038
UGI Corp                                              1,213                                         25,558
                                                                  -----------------------------------------
                                                                                                   272,423
                                                                  -----------------------------------------
Home Decoration Products (0.10%)
Newell Rubbermaid Inc                                 4,797                                        120,836
                                                                  -----------------------------------------

Hotels & Motels (0.22%)
Hilton Hotels Corp                                    3,350                                         85,291
Marriott International Inc                            1,570                                        107,702
Starwood Hotels & Resorts Worldwide Inc                 875                                         59,264
                                                                  -----------------------------------------
                                                                                                   252,257
                                                                  -----------------------------------------
Human Resources (0.08%)
Korn/Ferry International (b)                          1,595                                         32,522
Labor Ready Inc (b)                                   2,654                                         63,563
                                                                  -----------------------------------------
                                                                                                    96,085
                                                                  -----------------------------------------
Identification Systems - Development
(0.03%)
Metrologic Instruments Inc (b)                        1,256                                         29,051
                                                                  -----------------------------------------

Import & Export (0.20%)
Mitsubishi Corp ADR                                   5,080                                        232,156
                                                                  -----------------------------------------

Instruments - Controls (0.05%)
Mettler Toledo International Inc (b)                    961                                         57,987
                                                                  -----------------------------------------

Insurance Brokers (0.16%)
AON Corp                                              4,393                                        182,353
                                                                  -----------------------------------------

Internet Content - Entertainment (0.03%)
NetFlix Inc (a)(b)                                    1,237                                         35,861
                                                                  -----------------------------------------

Internet Content - Information & News
(0.01%)
CNET Networks Inc (b)                                 1,003                                         14,253
                                                                  -----------------------------------------

Internet Security (0.04%)
Checkfree Corp (b)                                      600                                         30,300
Internet Security Systems (a)(b)                        770                                         18,465
                                                                  -----------------------------------------
                                                                                                    48,765
                                                                  -----------------------------------------
Internet Telephony (0.04%)
j2 Global Communications Inc (a)(b)                   1,025                                         48,175
                                                                  -----------------------------------------

Investment Companies (0.13%)
American Capital Strategies Ltd (a)                   3,304                                        116,169
Ares Capital Corp                                     2,062                                         35,425
                                                                  -----------------------------------------
                                                                                                   151,594
                                                                  -----------------------------------------
Investment Management & Advisory
Services (0.54%)
Affiliated Managers Group (a)(b)                        700                                         74,627
Ameriprise Financial Inc                              1,150                                         51,819
Franklin Resources Inc                                2,785                                        262,458
Legg Mason Inc                                          524                                         65,673
Nuveen Investments Inc                                3,597                                        173,196
                                                                  -----------------------------------------
                                                                                                   627,773
                                                                  -----------------------------------------
Life & Health Insurance (0.96%)
AmerUs Group Co                                         981                                         59,096
Cigna Corp                                            2,421                                        316,231
Delphi Financial Group                                  497                                         25,660
Lincoln National Corp                                 4,010                                        218,906
Prudential Financial Inc                              5,705                                        432,496
Stancorp Financial Group Inc                            826                                         44,695
UICI                                                    281                                         10,394
                                                                  -----------------------------------------
                                                                                                 1,107,478
                                                                  -----------------------------------------
Machinery - Construction & Mining
(0.19%)
Caterpillar Inc                                         964                                         69,225
JLG Industries Inc                                    2,188                                         67,369
Joy Global Inc                                        1,450                                         86,666
                                                                  -----------------------------------------
                                                                                                   223,260
                                                                  -----------------------------------------
Machinery - General Industry (0.09%)
Applied Industrial Technologies Inc                   1,049                                         46,785
Gardner Denver Inc (b)                                  488                                         31,818
Middleby Corp (b)                                       246                                         20,595
                                                                  -----------------------------------------
                                                                                                    99,198
                                                                  -----------------------------------------
Medical  - Outpatient & Home Medical
Care (0.02%)
Amedisys Inc (a)(b)                                     801                                         27,835
                                                                  -----------------------------------------

Medical - Biomedical/Gene (0.91%)
Amgen Inc (b)                                         7,100                                        516,525
Cotherix Inc (b)                                      1,225                                         11,197
Genentech Inc (b)                                     1,715                                        144,935
Genzyme Corp (b)                                      4,095                                        275,266
Lexicon Genetics Inc (b)                              2,345                                         12,991
Myriad Genetics Inc (a)(b)                              407                                         10,619
Nektar Therapeutics (a)(b)                            1,559                                         31,772
Serologicals Corp (a)(b)                              1,203                                         29,425
SuperGen Inc (a)(b)                                   2,785                                         15,819
                                                                  -----------------------------------------
                                                                                                 1,048,549
                                                                  -----------------------------------------
Medical - Drugs (2.64%)
Abbott Laboratories                                   9,145                                        388,388
AstraZeneca PLC ADR                                   1,289                                         64,746
Cubist Pharmaceuticals Inc (b)                          928                                         21,316
Dusa Pharmaceuticals Inc (a)(b)                         173                                          1,221
Eisai Co Ltd ADR                                      2,912                                        126,381
Eli Lilly & Co                                        2,500                                        138,250
GlaxoSmithKline PLC ADR                               1,418                                         74,176
King Pharmaceuticals Inc (b)                          4,380                                         75,555
Merck & Co Inc                                       11,265                                        396,866
Novartis AG ADR (a)                                   2,661                                        147,526
Novo-Nordisk A/S ADR (a)                                895                                         55,571
Pfizer Inc                                           34,065                                        848,900

Roche Holding AG ADR                                  1,080                                         80,244
Salix Pharmaceuticals Ltd (a)(b)                      1,031                                         17,022
Sanofi-Aventis ADR                                    1,649                                         78,245
Schering-Plough Corp                                  2,570                                         48,804
Viropharma Inc (a)(b)                                 1,478                                         18,771
Wyeth                                                 9,570                                        464,336
                                                                  -----------------------------------------
                                                                                                 3,046,318
                                                                  -----------------------------------------
Medical - Generic Drugs (0.14%)
Barr Pharmaceuticals Inc (b)                          2,640                                        166,267
                                                                  -----------------------------------------

Medical - HMO (1.18%)
Aetna Inc                                             7,607                                        373,808
Centene Corp (b)                                      1,238                                         36,112
Coventry Health Care Inc (b)                          1,645                                         88,797
Humana Inc (b)                                          850                                         44,753
Sierra Health Services Inc (b)                          672                                         27,350
UnitedHealth Group Inc                                8,715                                        486,820
WellPoint Inc (b)                                     3,900                                        301,977
                                                                  -----------------------------------------
                                                                                                 1,359,617
                                                                  -----------------------------------------
Medical - Hospitals (0.02%)
United Surgical Partners International                  593                                         20,998
(b)
                                                                  -----------------------------------------

Medical - Wholesale Drug Distribution
(0.07%)
AmerisourceBergen Corp                                1,670                                         80,611
                                                                  -----------------------------------------

Medical Imaging Systems (0.01%)
Merge Technologies Inc (a)(b)                           540                                          8,624
                                                                  -----------------------------------------

Medical Instruments (0.21%)
Kyphon Inc (b)                                        1,003                                         37,312
Medtronic Inc                                         2,772                                        140,679
St Jude Medical Inc (b)                               1,675                                         68,675
                                                                  -----------------------------------------
                                                                                                   246,666
                                                                  -----------------------------------------
Medical Laser Systems (0.01%)
Palomar Medical Technologies Inc (b)                    454                                         15,186
                                                                  -----------------------------------------

Medical Products (1.05%)
American Medical Systems Holdings Inc                 1,871                                         42,098
(b)
Becton Dickinson & Co                                 2,030                                        125,007
Cantel Medical Corp (b)                                 760                                         12,456
Johnson & Johnson                                    16,717                                        989,981
PolyMedica Corp                                         804                                         34,057
Syneron Medical Ltd (a)(b)                              343                                         10,019
                                                                  -----------------------------------------
                                                                                                 1,213,618
                                                                  -----------------------------------------
Metal - Copper (0.04%)
Phelps Dodge Corp (a)                                   520                                         41,876
                                                                  -----------------------------------------

Metal - Diversified (0.17%)
Freeport-McMoRan Copper & Gold Inc                    2,220                                        132,689
Inco Ltd (a)                                          1,264                                         63,061
                                                                  -----------------------------------------
                                                                                                   195,750
                                                                  -----------------------------------------
Metal - Iron (0.01%)
Cleveland-Cliffs Inc (a)                                176                                         15,333
                                                                  -----------------------------------------

Metal Processors & Fabrication (0.23%)
Commercial Metals Co                                  1,457                                         77,935
Precision Castparts Corp                              2,660                                        158,004
Quanex Corp                                             398                                         26,519
                                                                  -----------------------------------------
                                                                                                   262,458
                                                                  -----------------------------------------
Multi-line Insurance (1.70%)
Allstate Corp/The                                       600                                         31,266
American Financial Group Inc/OH                       1,036                                         43,108
American International Group Inc                      8,934                                        590,448
Assurant Inc                                          2,810                                        138,392
AXA SA ADR (a)                                        3,854                                        134,736
Genworth Financial Inc                                3,990                                        133,386
Hartford Financial Services Group Inc                 3,260                                        262,593
HCC Insurance Holdings Inc                              860                                         29,928
ING Groep NV ADR                                      3,489                                        137,467
Metlife Inc                                           6,760                                        326,981
Zurich Financial Services AG ADR                      5,900                                        137,765
                                                                  -----------------------------------------
                                                                                                 1,966,070
                                                                  -----------------------------------------
Multimedia (1.09%)
Journal Communications Inc                              505                                          6,262
McGraw-Hill Cos Inc/The                               5,026                                        289,598
Meredith Corp                                         1,570                                         87,591
News Corp (a)                                        12,434                                        218,341
News Corp                                             4,700                                         78,067
Time Warner Inc                                      17,770                                        298,358
Viacom Inc (b)                                        2,790                                        108,252
Vivendi Universal SA ADR                              1,751                                         59,884
Walt Disney Co                                        4,175                                        116,441
                                                                  -----------------------------------------
                                                                                                 1,262,794
                                                                  -----------------------------------------
Networking Products (0.78%)
Anixter International Inc (a)                           528                                         25,228
Black Box Corp                                          624                                         29,983
Cisco Systems Inc (b)                                36,754                                        796,459
Polycom Inc (a)(b)                                    2,023                                         43,859
                                                                  -----------------------------------------
                                                                                                   895,529
                                                                  -----------------------------------------
Office Automation & Equipment (0.12%)
Canon Inc ADR                                         2,071                                        136,790
                                                                  -----------------------------------------

Office Furnishings - Original (0.05%)
Herman Miller Inc                                     1,625                                         52,666
                                                                  -----------------------------------------

Office Supplies & Forms (0.10%)
Avery Dennison Corp                                   1,480                                         86,551
John H Harland Co                                       878                                         34,505
                                                                  -----------------------------------------
                                                                                                   121,056
                                                                  -----------------------------------------
Oil - Field Services (0.37%)
BJ Services Co                                        2,180                                         75,428
Halliburton Co (a)                                    3,520                                        257,030
RPC Inc (a)                                             489                                         11,174
Schlumberger Ltd                                        680                                         86,068
                                                                  -----------------------------------------
                                                                                                   429,700
                                                                  -----------------------------------------
Oil & Gas Drilling (0.57%)
Diamond Offshore Drilling Inc                           825                                         73,837
ENSCO International Inc                               3,410                                        175,445
Grey Wolf Inc (a)(b)                                  6,499                                         48,353
Helmerich & Payne Inc                                 2,350                                        164,077
Parker Drilling Co (b)                                3,916                                         36,301
Pride International Inc (b)                             800                                         24,944
Rowan Cos Inc                                         3,150                                        138,474
                                                                  -----------------------------------------
                                                                                                   661,431
                                                                  -----------------------------------------

                                                                  -----------------------------------------
Oil Company - Exploration & Production
(0.90%)
Anadarko Petroleum Corp                                 390                                         39,394
Burlington Resources Inc                              3,549                                        326,189
Devon Energy Corp                                     4,787                                        292,821
EOG Resources Inc                                     1,000                                         72,000
KCS Energy Inc (b)                                    1,589                                         41,314
Penn Virginia Corp                                      306                                         21,726
Pogo Producing Co                                       543                                         27,286
St Mary Land & Exploration Co (a)                     1,310                                         53,487
Talisman Energy Inc                                   1,345                                         71,527
Unit Corp (b)                                           683                                         38,077
W&T Offshore Inc                                      1,478                                         59,578
                                                                  -----------------------------------------
                                                                                                 1,043,399
                                                                  -----------------------------------------
Oil Company - Integrated (3.55%)
BP PLC ADR (a)                                          677                                         46,672
Chevron Corp                                          9,247                                        536,049
ConocoPhillips (a)                                    5,655                                        357,113
ENI SpA ADR                                           2,517                                        143,419
Exxon Mobil Corp                                     31,689                                      1,928,593
Marathon Oil Corp                                     3,520                                        268,118
Occidental Petroleum Corp                             4,565                                        422,947
Repsol YPF SA ADR                                     2,640                                         75,240
Statoil ASA ADR                                       5,100                                        145,248
Total SA ADR (a)                                      1,375                                        181,129
                                                                  -----------------------------------------
                                                                                                 4,104,528
                                                                  -----------------------------------------
Oil Field Machinery & Equipment (0.25%)
Cooper Cameron Corp (b)                               3,410                                        150,313
Grant Prideco Inc (b)                                 3,240                                        138,802
National Oilwell Varco Inc (b)                            1                                             64
                                                                  -----------------------------------------
                                                                                                   289,179
                                                                  -----------------------------------------
Oil Refining & Marketing (0.14%)
Frontier Oil Corp                                     1,427                                         84,692
Holly Corp                                              297                                         22,014
Valero Energy Corp                                      894                                         53,443
                                                                  -----------------------------------------
                                                                                                   160,149
                                                                  -----------------------------------------
Optical Supplies (0.23%)
Alcon Inc                                               520                                         54,215
Bausch & Lomb Inc                                     3,270                                        208,299
                                                                  -----------------------------------------
                                                                                                   262,514
                                                                  -----------------------------------------
Paper & Related Products (0.08%)
Louisiana-Pacific Corp                                1,120                                         30,464
UPM-Kymmene Oyj ADR (a)                               2,828                                         66,741
                                                                  -----------------------------------------
                                                                                                    97,205
                                                                  -----------------------------------------
Pharmacy Services (0.28%)
Caremark Rx Inc                                       5,052                                        248,457
Express Scripts Inc (b)                                 870                                         76,473
                                                                  -----------------------------------------
                                                                                                   324,930
                                                                  -----------------------------------------
Physician Practice Management (0.03%)
Pediatrix Medical Group Inc (b)                         332                                         34,076
                                                                  -----------------------------------------

Pipelines (0.12%)
Questar Corp                                          2,049                                        143,532
                                                                  -----------------------------------------

Poultry (0.03%)
Pilgrim's Pride Corp (a)                              1,533                                         33,220
                                                                  -----------------------------------------


Power Converter & Supply Equipment
(0.01%)
Advanced Energy Industries Inc (b)                      919                                         12,985
                                                                  -----------------------------------------

Printing - Commercial (0.15%)
Cenveo Inc (a)(b)                                       804                                         13,330
Consolidated Graphics Inc (b)                           762                                         39,716
RR Donnelley & Sons Co                                3,710                                        121,391
                                                                  -----------------------------------------
                                                                                                   174,437
                                                                  -----------------------------------------
Property & Casualty Insurance (0.59%)
American Physicians Capital Inc (b)                     204                                          9,792
Arch Capital Group Ltd (b)                              817                                         47,174
Chubb Corp                                            2,760                                        263,414
Commerce Group Inc                                      600                                         31,704
First American Corp                                     650                                         25,454
Fpic Insurance Group Inc (b)                            350                                         13,230
Safeco Corp                                           2,100                                        105,441
Safety Insurance Group Inc (a)                          380                                         17,351
Selective Insurance Group                               396                                         20,988
WR Berkley Corp                                       1,909                                        110,836
Zenith National Insurance Corp                          668                                         32,151
                                                                  -----------------------------------------
                                                                                                   677,535
                                                                  -----------------------------------------
Publicly Traded Investment Fund (0.14%)
iShares Russell Microcap Index Fund (a)               1,168                                         68,246
iShares S&P 500 Index Fund/US (a)                       271                                         35,203
Regional Bank HOLDRs Trust (a)                          400                                         58,096
                                                                  -----------------------------------------
                                                                                                   161,545
                                                                  -----------------------------------------
Publishing - Books (0.07%)
John Wiley & Sons Inc                                 1,475                                         55,829
Scholastic Corp (b)                                     717                                         19,187
                                                                  -----------------------------------------
                                                                                                    75,016
                                                                  -----------------------------------------
Publishing - Newspapers (0.01%)
Journal Register Co (a)                                 977                                         11,900
                                                                  -----------------------------------------

Quarrying (0.11%)
Vulcan Materials Co                                   1,480                                        128,242
                                                                  -----------------------------------------

Racetracks (0.08%)
Penn National Gaming Inc (a)(b)                       2,188                                         92,290
                                                                  -----------------------------------------

Real Estate Operator & Developer (0.16%)
Brookfield Asset Management Inc                       3,367                                        185,387
                                                                  -----------------------------------------

Recycling (0.04%)
Aleris International Inc (b)                            858                                         41,244
                                                                  -----------------------------------------

Regional Banks (2.61%)
Bank of America Corp                                 20,302                                        924,553
Comerica Inc                                          4,160                                        241,155
Keycorp                                               7,585                                        279,128
PNC Financial Services Group Inc                      4,570                                        307,607
SunTrust Banks Inc                                    1,010                                         73,488
US Bancorp                                           11,360                                        346,480
Wachovia Corp                                         7,702                                        431,697
Wells Fargo & Co                                      6,455                                        412,281
                                                                  -----------------------------------------
                                                                                                 3,016,389
                                                                  -----------------------------------------
REITS - Apartments (0.12%)
Archstone-Smith Trust                                 1,270                                         61,938
AvalonBay Communities Inc                               390                                         42,549
Essex Property Trust Inc                                290                                         31,532
                                                                  -----------------------------------------
                                                                                                   136,019
                                                                  -----------------------------------------
REITS - Diversified (0.01%)
CentraCore Properties Trust                             236                                          5,912
                                                                  -----------------------------------------

REITS - Healthcare (0.07%)
Senior Housing Properties Trust                       2,064                                         37,358
Ventas Inc                                            1,355                                         44,959
                                                                  -----------------------------------------
                                                                                                    82,317
                                                                  -----------------------------------------
REITS - Hotels (0.07%)
Equity Inns Inc                                       2,614                                         42,347
Hospitality Properties Trust                            795                                         34,717
                                                                  -----------------------------------------
                                                                                                    77,064
                                                                  -----------------------------------------
REITS - Mortgage (0.08%)
Arbor Realty Trust Inc                                  461                                         12,443
Deerfield Triarc Capital Corp                         1,862                                         25,118
Gramercy Capital Corp/New York                          990                                         24,681
KKR Financial Corp                                    1,573                                         35,282
                                                                  -----------------------------------------
                                                                                                    97,524
                                                                  -----------------------------------------
REITS - Office Property (0.13%)
BioMed Realty Trust Inc                               1,552                                         46,001
Boston Properties Inc                                   500                                         46,625
SL Green Realty Corp                                    614                                         62,321
                                                                  -----------------------------------------
                                                                                                   154,947
                                                                  -----------------------------------------
REITS - Regional Malls (0.24%)
CBL & Associates Properties Inc                         940                                         39,903
Simon Property Group Inc                              2,507                                        210,939
Taubman Centers Inc                                     607                                         25,294
                                                                  -----------------------------------------
                                                                                                   276,136
                                                                  -----------------------------------------
REITS - Shopping Centers (0.14%)
Federal Realty Invs Trust (a)                           440                                         33,088
Kimco Realty Corp                                     1,090                                         44,298
Pan Pacific Retail Properties Inc                       630                                         44,667
Ramco-Gershenson Properties                             225                                          6,811
Weingarten Realty Investors                             770                                         31,377
                                                                  -----------------------------------------
                                                                                                   160,241
                                                                  -----------------------------------------
REITS - Single Tenant (0.01%)
Getty Realty Corp                                       398                                         11,582
                                                                  -----------------------------------------

REITS - Storage (0.03%)
Sovran Self Storage Inc                                 553                                         30,526
                                                                  -----------------------------------------

Rental - Auto & Equipment (0.02%)
Rent-A-Center Inc (b)                                 1,023                                         26,179
                                                                  -----------------------------------------

Research & Development (0.01%)
PRA International (b)                                   399                                          9,891
                                                                  -----------------------------------------

Resorts & Theme Parks (0.06%)
Six Flags Inc (a)(b)                                  1,522                                         15,494
Vail Resorts Inc (a)(b)                               1,373                                         52,476
                                                                  -----------------------------------------
                                                                                                    67,970
                                                                  -----------------------------------------
Respiratory Products (0.04%)
Respironics Inc (b)                                   1,284                                         49,960
                                                                  -----------------------------------------

Retail - Apparel & Shoe (0.62%)
Abercrombie & Fitch Co                                2,290                                        133,507
AnnTaylor Stores Corp (b)                               770                                         28,328
Buckle Inc/The                                          237                                          9,705
Claire's Stores Inc                                   1,995                                         72,439
Genesco Inc (b)                                       1,129                                         43,907
Men's Wearhouse Inc                                   2,800                                        100,632
Nordstrom Inc                                         6,702                                        262,584
Payless Shoesource Inc (a)(b)                         1,747                                         39,989
Stein Mart Inc                                        1,285                                         22,385
                                                                  -----------------------------------------
                                                                                                   713,476
                                                                  -----------------------------------------
Retail - Appliances (0.02%)
Conn's Inc (a)(b)                                       561                                         19,164
                                                                  -----------------------------------------

Retail - Auto Parts (0.05%)
O'Reilly Automotive Inc (a)(b)                        1,600                                         58,496
                                                                  -----------------------------------------

Retail - Bookstore (0.03%)
Barnes & Noble Inc                                      625                                         28,906
                                                                  -----------------------------------------

Retail - Building Products (0.71%)
Home Depot Inc                                       13,984                                        591,523
Lowe's Cos Inc                                        3,510                                        226,185
                                                                  -----------------------------------------
                                                                                                   817,708
                                                                  -----------------------------------------
Retail - Consumer Electronics (0.19%)
Best Buy Co Inc                                       2,050                                        114,656
Circuit City Stores Inc                               4,450                                        108,936
                                                                  -----------------------------------------
                                                                                                   223,592
                                                                  -----------------------------------------
Retail - Convenience Store (0.02%)
Pantry Inc/The (a)(b)                                   384                                         23,958
                                                                  -----------------------------------------

Retail - Discount (0.55%)
Costco Wholesale Corp                                   630                                         34,121
Target Corp                                           3,080                                        160,191
Wal-Mart Stores Inc                                   9,221                                        435,600
                                                                  -----------------------------------------
                                                                                                   629,912
                                                                  -----------------------------------------
Retail - Drug Store (0.13%)
CVS Corp                                                620                                         18,519
Walgreen Co                                           2,960                                        127,665
                                                                  -----------------------------------------
                                                                                                   146,184
                                                                  -----------------------------------------
Retail - Jewelry (0.04%)
Signet Group PLC ADR                                  2,271                                         43,104
                                                                  -----------------------------------------

Retail - Major Department Store (0.23%)
JC Penney Co Inc                                      4,484                                        270,878
                                                                  -----------------------------------------

Retail - Office Supplies (0.22%)
Office Depot Inc (b)                                  1,250                                         46,550
Staples Inc                                           8,170                                        208,498
                                                                  -----------------------------------------
                                                                                                   255,048
                                                                  -----------------------------------------
Retail - Restaurants (0.73%)
Darden Restaurants Inc                                6,198                                        254,304
Denny's Corp (b)                                      1,946                                          9,263
Domino's Pizza Inc                                      963                                         27,494
McDonald's Corp                                      12,433                                        427,198
Panera Bread Co (b)                                   1,411                                        106,079

Ruth's Chris Steak House (b)                            765                                         18,214
                                                                  -----------------------------------------
                                                                                                   842,552
                                                                  -----------------------------------------
Retail - Sporting Goods (0.07%)
Hibbett Sporting Goods Inc (b)                        1,515                                         49,980
Sports Authority Inc/The (b)                            755                                         27,859
                                                                  -----------------------------------------
                                                                                                    77,839
                                                                  -----------------------------------------
Rubber - Tires (0.10%)
Continental AG ADR                                    1,062                                        117,085
                                                                  -----------------------------------------

Savings & Loans - Thrifts (0.10%)
BFC Financial Corp (a)(b)                               176                                          1,153
Golden West Financial Corp (a)                          980                                         66,542
PFF Bancorp Inc                                         364                                         12,271
Washington Mutual Inc (a)                               470                                         20,031
WSFS Financial Corp                                     152                                          9,550
                                                                  -----------------------------------------
                                                                                                   109,547
                                                                  -----------------------------------------
Schools - Day Care (0.02%)
Bright Horizons Family Solutions Inc                    701                                         27,150
(a)(b)
                                                                  -----------------------------------------

Semiconductor Component - Integrated
Circuits (0.16%)
Emulex Corp (b)                                       1,570                                         26,831
Genesis Microchip Inc (a)(b)                            539                                          9,185
Linear Technology Corp                                1,515                                         53,146
Micrel Inc (a)(b)                                     2,196                                         32,545
United Microelectronics Corp ADR (a)                 19,790                                         67,484
                                                                  -----------------------------------------
                                                                                                   189,191
                                                                  -----------------------------------------
Semiconductor Equipment (0.15%)
Lam Research Corp (b)                                 2,765                                        118,895
MKS Instruments Inc (b)                                 445                                         10,426
Varian Semiconductor Equipment                        1,507                                         42,317
Associates Inc (b)
                                                                  -----------------------------------------
                                                                                                   171,638
                                                                  -----------------------------------------
Steel - Producers (0.41%)
Arcelor ADR                                           2,434                                         95,656
Nucor Corp                                            2,950                                        309,130
POSCO ADR                                               797                                         50,849
Reliance Steel & Aluminum Co                            218                                         20,475
                                                                  -----------------------------------------
                                                                                                   476,110
                                                                  -----------------------------------------
Taiwan, Province Of China (0.08%)
Himax Technologies (b)                               10,800                                         94,500
                                                                  -----------------------------------------

Telecommunication Equipment (0.11%)
Arris Group Inc (b)                                   1,165                                         16,030
Comtech Telecommunications Corp (a)(b)                  509                                         14,848
Harris Corp                                           2,100                                         99,309
                                                                  -----------------------------------------
                                                                                                   130,187
                                                                  -----------------------------------------
Telecommunication Equipment - Fiber
Optics (0.16%)
Corning Inc (b)                                       6,090                                        163,882
Sycamore Networks Inc (b)                             4,852                                         22,804
                                                                  -----------------------------------------
                                                                                                   186,686
                                                                  -----------------------------------------
Telecommunication Services (0.14%)
Amdocs Ltd (b)                                        2,320                                         83,659
Intrado Inc (b)                                         491                                         12,756
NeuStar Inc (a)(b)                                    1,388                                         43,028
Premiere Global Services Inc (b)                      3,266                                         26,292
                                                                  -----------------------------------------
                                                                                                   165,735
                                                                  -----------------------------------------

Telephone - Integrated (1.73%)
Alaska Communications Systems Group Inc               1,225                                         14,859
AT&T Inc (a)                                         22,589                                        610,807
BellSouth Corp                                       12,077                                        418,468
CenturyTel Inc                                          930                                         36,382
Nippon Telegraph & Telephone Corp ADR                 1,970                                         42,453
Qwest Communications International Inc               27,840                                        189,312
(a)(b)
Sprint Nextel Corp (a)                                8,515                                        220,028
Talk America Holdings Inc (a)(b)                      1,531                                         13,059
Verizon Communications Inc                           13,353                                        454,803
                                                                  -----------------------------------------
                                                                                                 2,000,171
                                                                  -----------------------------------------
Television (0.01%)
Lin TV Corp (b)                                         899                                          8,091
                                                                  -----------------------------------------

Textile - Apparel (0.00%)
Cherokee Inc                                             26                                          1,047
                                                                  -----------------------------------------

Therapeutics (0.36%)
Gilead Sciences Inc (b)                               6,240                                        388,253
Medarex Inc (b)                                       1,704                                         22,527
                                                                  -----------------------------------------
                                                                                                   410,780
                                                                  -----------------------------------------
Tobacco (1.07%)
Altria Group Inc                                     11,477                                        813,260
British American Tobacco PLC ADR (a)                  2,264                                        110,031
Imperial Tobacco Group PLC ADR                        1,297                                         77,664
Loews Corp - Carolina Group                             680                                         32,144
Reynolds American Inc (a)                             1,360                                        143,480
UST Inc                                               1,360                                         56,576
                                                                  -----------------------------------------
                                                                                                 1,233,155
                                                                  -----------------------------------------
Tools - Hand Held (0.11%)
Black & Decker Corp                                   1,520                                        132,073
                                                                  -----------------------------------------

Toys (0.14%)
Jakks Pacific Inc (b)                                   654                                         17,488
Mattel Inc                                            7,760                                        140,689
                                                                  -----------------------------------------
                                                                                                   158,177
                                                                  -----------------------------------------
Transactional Software (0.05%)
Transaction Systems Architects Inc (b)                1,253                                         39,106
VeriFone Holdings Inc (b)                               581                                         17,599
                                                                  -----------------------------------------
                                                                                                    56,705
                                                                  -----------------------------------------
Transport - Marine (0.01%)
Overseas Shipholding Group                              356                                         17,063
                                                                  -----------------------------------------

Transport - Rail (0.45%)
Burlington Northern Santa Fe Corp                     3,680                                        306,654
Norfolk Southern Corp                                 3,910                                        211,414
                                                                  -----------------------------------------
                                                                                                   518,068
                                                                  -----------------------------------------
Transport - Services (0.34%)
FedEx Corp                                              340                                         38,400
Ryder System Inc                                        246                                         11,016
United Parcel Service Inc (a)                         4,275                                        339,349
                                                                  -----------------------------------------
                                                                                                   388,765
                                                                  -----------------------------------------
Transport - Truck (0.10%)
Arkansas Best Corp                                      608                                         23,785
CNF Inc                                               1,146                                         57,231

JB Hunt Transport Services Inc                        1,750                                         37,695
                                                                  -----------------------------------------
                                                                                                   118,711
                                                                  -----------------------------------------
Web Portals (0.20%)
Google Inc (b)                                          425                                        165,750
United Online Inc                                     1,077                                         13,850
Yahoo! Inc (a)(b)                                     1,612                                         52,003
                                                                  -----------------------------------------
                                                                                                   231,603
                                                                  -----------------------------------------
Wire & Cable Products (0.02%)
General Cable Corp (b)                                  763                                         23,142
                                                                  -----------------------------------------

Wireless Equipment (0.71%)
Motorola Inc                                         19,480                                        446,287
Powerwave Technologies Inc (b)                        2,080                                         28,059
Qualcomm Inc (a)                                      6,492                                        328,560
Spectralink Corp                                      1,269                                         15,926
                                                                  -----------------------------------------
                                                                                                   818,832
                                                                  -----------------------------------------
TOTAL COMMON STOCKS                                              $                              74,161,295
                                                                  -----------------------------------------
                                                    Principal
                                                     Amount                                       Value
                                                   ------------------------------------------------------------------------------
BONDS (19.50%)
Agricultural Operations (0.16%)
Bunge Ltd Finance Corp
   4.38%, 12/15/2008                                 95,000                                         92,239
   5.88%, 5/15/2013                                  70,000                                         69,574
   5.10%, 7/15/2015                                  30,000                                         28,030
                                                                  -----------------------------------------
                                                                                                   189,843
                                                                  -----------------------------------------
Airlines (0.09%)
Southwest Airlines Co
   5.10%, 5/ 1/2006                                 107,704                                        107,694
                                                                  -----------------------------------------

Asset Backed Securities (1.47%)
Ameriquest Mortgage Securities Inc
   5.12%, 3/25/2035 (d)                              66,531                                         66,587
Carrington Mortgage Loan Trust
   5.08%, 1/25/2035 (d)                              75,000                                         75,058
   4.97%, 9/25/2035 (d)                              84,013                                         84,025
Chase Funding Mortgage Loan Asset-Backed
   5.11%, 9/25/2033 (d)                              48,034                                         48,120
Countrywide Asset-Backed Certificates
   5.10%, 9/25/2033 (d)                              65,934                                         65,983
   5.89%, 1/25/2034 (d)                             220,000                                        223,168
Countrywide Home Equity Loan Trust
   4.99%, 2/15/2036 (c)(d)                          466,552                                        466,552
GMAC Mortgage Corp Loan Trust
   4.88%, 8/25/2035 (d)                             150,000                                        150,043
Long Beach Mortgage Loan Trust
   5.35%, 6/25/2034 (d)                              30,000                                         30,059
Merrill Lynch Mortgage Investors Inc
   5.38%, 1/25/2035 (d)                             115,000                                        115,258
MSDWCC Heloc Trust
   5.01%, 7/25/2017 (d)                              67,870                                         67,882
Nomura Asset Acceptance Corp
   5.05%, 6/25/2035 (d)                              67,122                                         67,127
Residential Asset Securities Corp
   3.28%, 8/25/2029                                  44,534                                         44,275
SACO I Inc
   5.09%, 4/25/2035 (d)                              52,601                                         52,608

Saxon Asset Securities Trust
   5.04%, 3/25/2035 (d)                             135,000                                        135,084
                                                                  -----------------------------------------
                                                                                                 1,691,829
                                                                  -----------------------------------------
Auto - Car & Light Trucks (0.11%)
DaimlerChrysler NA Holding Corp
   5.36%, 9/10/2007 (d)                              50,000                                         50,143
   4.75%, 1/15/2008                                  15,000                                         14,790
   4.88%, 6/15/2010                                  70,000                                         67,462
                                                                  -----------------------------------------
                                                                                                   132,395
                                                                  -----------------------------------------
Automobile Sequential (0.09%)
Capital Auto Receivables Asset Trust
   5.12%, 6/15/2010 (d)                              50,000                                         50,265
WFS Financial Owner Trust
   4.50%, 5/17/2013                                  55,000                                         53,644
                                                                  -----------------------------------------
                                                                                                   103,909
                                                                  -----------------------------------------
Beverages - Wine & Spirits (0.09%)
Diageo Capital PLC
   4.69%, 4/20/2007 (d)                              50,000                                         50,038
Diageo Finance BV
   5.50%, 4/ 1/2013                                  55,000                                         54,528
                                                                  -----------------------------------------
                                                                                                   104,566
                                                                  -----------------------------------------
Brewery (0.12%)
Cia Brasileira de Bebidas
   10.50%, 12/15/2011                                50,000                                         60,375
Coors Brewing Co
   6.38%, 5/15/2012                                  10,000                                         10,311
FBG Finance Ltd
   5.13%, 6/15/2015 (e)                              75,000                                         70,246
                                                                  -----------------------------------------
                                                                                                   140,932
                                                                  -----------------------------------------
Broadcasting Services & Programming
(0.03%)
Grupo Televisa SA
   8.50%, 3/11/2032                                  25,000                                         29,180
                                                                  -----------------------------------------

Building & Construction Products -
Miscellaneous (0.04%)
CRH America Inc
   5.30%, 10/15/2013                                 40,000                                         38,735
   6.40%, 10/15/2033                                 10,000                                         10,090
                                                                  -----------------------------------------
                                                                                                    48,825
                                                                  -----------------------------------------
Building Products - Air & Heating
(0.07%)
York International Corp
   6.63%, 8/15/2006                                  75,000                                         75,266
                                                                  -----------------------------------------

Cable TV (0.26%)
Charter Communications Operating LLC/Charter
Communications Operating Capital
   8.00%, 4/30/2012 (e)                              40,000                                         39,800
Comcast Corp
   5.90%, 3/15/2016                                  40,000                                         39,228
   7.05%, 3/15/2033                                  20,000                                         20,583
COX Communications Inc
   4.63%, 1/15/2010                                  30,000                                         28,758
   6.75%, 3/15/2011                                  50,000                                         51,281
   7.13%, 10/ 1/2012                                  5,000                                          5,245
CSC Holdings Inc
   10.50%, 5/15/2016                                 40,000                                         42,200
Echostar DBS Corp
   6.63%, 10/ 1/2014                                 75,000                                         72,469
                                                                  -----------------------------------------
                                                                                                   299,564
                                                                  -----------------------------------------

                                                                  -----------------------------------------
Casino Hotels (0.23%)
Caesars Entertainment Inc
   8.50%, 11/15/2006                                 55,000                                         55,908
Harrah's Operating Co Inc
   5.50%, 7/ 1/2010                                  65,000                                         64,342
   5.63%, 6/ 1/2015                                  25,000                                         23,954
   5.75%, 10/ 1/2017                                 35,000                                         33,142
MGM Mirage
   6.75%, 4/ 1/2013 (e)(f)                           60,000                                         59,700
Mirage Resorts Inc
   7.25%, 10/15/2006                                 25,000                                         25,156
                                                                  -----------------------------------------
                                                                                                   262,202
                                                                  -----------------------------------------
Cellular Telecommunications (0.45%)
America Movil SA de CV
   5.75%, 1/15/2015                                  60,000                                         58,140
New Cingular Wireless Services Inc
   8.13%, 5/ 1/2012                                  75,000                                         84,212
Nextel Communications Inc
   5.95%, 3/15/2014                                  90,000                                         89,102
Rogers Wireless Inc
   7.25%, 12/15/2012                                 65,000                                         68,494
Rural Cellular Corp
   8.25%, 3/15/2012                                  25,000                                         26,000
US Unwired Inc
   9.16%, 6/15/2010 (d)                              65,000                                         66,950
Verizon Wireless Capital LLC
   5.38%, 12/15/2006                                 80,000                                         80,009
Vodafone Group PLC
   5.26%, 6/15/2011 (d)                              45,000                                         44,994
                                                                  -----------------------------------------
                                                                                                   517,901
                                                                  -----------------------------------------
Chemicals - Diversified (0.07%)
ICI Wilmington Inc
   5.63%, 12/ 1/2013                                 55,000                                         53,242
Lyondell Chemical Co
   9.50%, 12/15/2008                                 21,000                                         21,840
                                                                  -----------------------------------------
                                                                                                    75,082
                                                                  -----------------------------------------
Coatings & Paint (0.03%)
Valspar Corp
   6.00%, 5/ 1/2007                                  30,000                                         30,023
                                                                  -----------------------------------------

Commercial Banks (0.18%)
Commonwealth Bank of Australia
   6.02%, 3/15/2016 (e)                              40,000                                         38,968
Glitnir Banki HF
   4.75%, 10/15/2010 (e)                             45,000                                         43,425
KeyBank NA
   4.74%, 8/ 8/2007 (d)                             100,000                                        100,061
United Overseas Bank Ltd
   4.50%, 7/ 2/2013 (e)                              25,000                                         23,109
                                                                  -----------------------------------------
                                                                                                   205,563
                                                                  -----------------------------------------
Commercial Services (0.06%)
Iron Mountain Inc
   8.25%, 7/ 1/2011                                  70,000                                         70,700
                                                                  -----------------------------------------

Computer Services (0.07%)
Sungard Data Systems Inc
   9.13%, 8/15/2013 (e)                              30,000                                         31,725

Unisys Corp
   7.88%, 4/ 1/2008                                  45,000                                         44,944
                                                                  -----------------------------------------
                                                                                                    76,669
                                                                  -----------------------------------------
Computers - Integrated Systems (0.02%)
NCR Corp
   7.13%, 6/15/2009                                  20,000                                         20,611
                                                                  -----------------------------------------

Computers - Memory Devices (0.05%)
Seagate Technology HDD Holdings
   8.00%, 5/15/2009                                  55,000                                         57,131
                                                                  -----------------------------------------

Consumer Products - Miscellaneous
(0.10%)
Fortune Brands Inc
   5.13%, 1/15/2011                                  70,000                                         68,559
   5.38%, 1/15/2016                                  40,000                                         38,395
   5.88%, 1/15/2036                                   5,000                                          4,665
                                                                  -----------------------------------------
                                                                                                   111,619
                                                                  -----------------------------------------
Credit Card Asset Backed Securities
(0.48%)
Arran
   4.93%, 12/15/2010 (d)                            100,000                                        100,000
Capital One Multi-Asset Execution Trust
   4.97%, 12/15/2009 (d)                            115,000                                        115,081
Chase Credit Card Master Trust
   4.95%, 5/15/2009 (d)                             140,000                                        139,990
Citibank Credit Card Master Trust I
   5.17%, 3/10/2011 (d)                             100,000                                        100,471
Providian Master Note Trust
   5.10%, 11/15/2012 (e)                            100,000                                         99,120
                                                                  -----------------------------------------
                                                                                                   554,662
                                                                  -----------------------------------------
Cruise Lines (0.04%)
Royal Caribbean Cruises Ltd
   7.00%, 10/15/2007                                 40,000                                         40,740
                                                                  -----------------------------------------

Data Processing & Management (0.04%)
Dun & Bradstreet Corp
   5.50%, 3/15/2011                                  30,000                                         29,820
Fidelity National Information Services
   4.75%, 9/15/2008                                  15,000                                         14,193
                                                                  -----------------------------------------
                                                                                                    44,013
                                                                  -----------------------------------------
Diversified Financial Services (0.02%)
General Electric Capital Corp
   6.75%, 3/15/2032                                  25,000                                         27,839
                                                                  -----------------------------------------

Diversified Manufacturing Operations
(0.12%)
Tyco International Group SA
   6.38%, 10/15/2011                                135,000                                        138,589
                                                                  -----------------------------------------

Diversified Operations (0.03%)
Noble Group Ltd
   6.63%, 3/17/2015 (a)(e)                           40,000                                         35,358
                                                                  -----------------------------------------

E-Commerce - Products (0.02%)
FTD Inc
   7.75%, 2/15/2014                                  20,000                                         19,850
                                                                  -----------------------------------------


Electric - Distribution (0.03%)
Detroit Edison Co
   5.70%, 10/ 1/2037                                 40,000                                         37,235
                                                                  -----------------------------------------

Electric - Generation (0.04%)
Korea East-West Power Co Ltd
   4.88%, 4/21/2011 (e)                              20,000                                         19,280
Tenaska Virginia Partners LP
   6.12%, 3/30/2024 (e)                              29,052                                         28,878
                                                                  -----------------------------------------
                                                                                                    48,158
                                                                  -----------------------------------------
Electric - Integrated (1.04%)
AmerenUE
   5.40%, 2/ 1/2016                                  40,000                                         39,098
Arizona Public Service Co
   6.50%, 3/ 1/2012                                  25,000                                         25,672
   5.80%, 6/30/2014                                  45,000                                         44,325
Carolina Power & Light Co
   6.65%, 4/ 1/2008                                  50,000                                         51,073
   5.25%, 12/15/2015                                 30,000                                         29,020
Centerpoint Energy Inc
   5.88%, 6/ 1/2008                                  30,000                                         30,153
Cincinnati Gas & Electric
   5.40%, 6/15/2033                                  20,000                                         17,548
Commonwealth Edison Co
   5.90%, 3/15/2036                                  20,000                                         19,051
Consumers Energy Co
   4.25%, 4/15/2008                                  10,000                                          9,753
Dayton Power & Light Co/The
   5.12%, 10/ 1/2013 (d)                             35,000                                         33,928
Duquesne Light Holdings Inc
   5.50%, 8/15/2015                                  50,000                                         47,873
Entergy Gulf States Inc
   3.60%, 6/ 1/2008                                  30,000                                         28,692
   5.61%, 12/ 8/2008 (d)(e)                          70,000                                         70,031
Exelon Corp
   4.45%, 6/15/2010                                  20,000                                         19,095
   6.75%, 5/ 1/2011                                  35,000                                         36,541
FirstEnergy Corp
   6.45%, 11/15/2011                                 65,000                                         67,258
Florida Power & Light Co
   5.40%, 9/ 1/2035                                  40,000                                         36,845
Indianapolis Power & Light
   7.38%, 8/ 1/2007                                  40,000                                         40,814
Nisource Finance Corp
   3.20%, 11/ 1/2006                                 40,000                                         39,513
Northeast Utilities
   3.30%, 6/ 1/2008                                  25,000                                         23,834
Northern States Power-Minnesota
   5.25%, 7/15/2035                                  25,000                                         22,610
NorthWestern Corp
   5.88%, 11/ 1/2014                                 65,000                                         64,023
Ohio Power Co
   4.85%, 1/15/2014                                  25,000                                         23,525
PPL Energy Supply LLC
   5.40%, 8/15/2014                                  40,000                                         38,686
PSEG Power LLC
   6.95%, 6/ 1/2012                                  65,000                                         68,879
Puget Energy Inc
   3.36%, 6/ 1/2008                                  30,000                                         28,737

Southern California Edison Co
   5.00%, 1/15/2016                                  45,000                                         42,880
   5.35%, 7/15/2035                                  10,000                                          9,016
TXU Electric Delivery Co
   6.38%, 5/ 1/2012                                 125,000                                        128,422
TXU Energy Co LLC
   6.13%, 3/15/2008                                  25,000                                         25,203
                                                                  -----------------------------------------
                                                                                                 1,200,590
                                                                  -----------------------------------------
Electronic Components - Semiconductors
(0.03%)
Chartered Semiconductor Manufacturing Ltd
   6.25%, 4/ 4/2013 (f)                              40,000                                         39,717
                                                                  -----------------------------------------

Electronic Connectors (0.03%)
Thomas & Betts Corp
   6.63%, 5/ 7/2008                                  40,000                                         40,024
                                                                  -----------------------------------------

Electronics - Military (0.05%)
L-3 Communications Corp
   5.88%, 1/15/2015                                  65,000                                         61,913
                                                                  -----------------------------------------

Engines - Internal Combustion (0.05%)
Cummins Inc
   9.50%, 12/ 1/2010                                 50,000                                         53,375
                                                                  -----------------------------------------

Export & Import Bank (0.03%)
Export-Import Bank Of Korea
   4.50%, 8/12/2009                                  40,000                                         38,852
                                                                  -----------------------------------------

Finance - Auto Loans (0.10%)
Ford Motor Credit Co
   6.50%, 1/25/2007                                  20,000                                         19,924
General Motors Acceptance Corp
   6.88%, 9/15/2011                                  40,000                                         37,283
Nissan Motor Acceptance Corp
   4.63%, 3/ 8/2010 (e)                              55,000                                         52,930
                                                                  -----------------------------------------
                                                                                                   110,137
                                                                  -----------------------------------------
Finance - Commercial (0.12%)
Caterpillar Financial Services Corp
   4.65%, 7/27/2007 (d)                             100,000                                        100,077
   5.05%, 12/ 1/2010 (a)                             40,000                                         39,417
                                                                  -----------------------------------------
                                                                                                   139,494
                                                                  -----------------------------------------
Finance - Consumer Loans (0.21%)
HSBC Finance Corp
   4.13%, 11/16/2009                                 75,000                                         71,842
   5.03%, 11/16/2009 (d)                             75,000                                         75,277
   7.00%, 5/15/2012                                  65,000                                         69,476
   4.75%, 7/15/2013                                  25,000                                         23,522
                                                                  -----------------------------------------
                                                                                                   240,117
                                                                  -----------------------------------------
Finance - Credit Card (0.14%)
Capital One Bank
   5.00%, 6/15/2009                                  75,000                                         74,110
Capital One Financial Corp
   4.80%, 2/21/2012                                  15,000                                         14,327
MBNA Corp
   5.14%, 5/ 5/2008 (d)                              75,000                                         75,549
                                                                  -----------------------------------------
                                                                                                   163,986
                                                                  -----------------------------------------

Finance - Investment Banker & Broker
(0.90%)
BCP Crystal US Holdings Corp
   9.63%, 6/15/2014                                  30,000                                         33,225
Bear Stearns Cos Inc/The
   5.30%, 10/30/2015                                 15,000                                         14,502
Citigroup Inc
   4.92%, 5/18/2010 (d)                             150,000                                        150,276
   5.88%, 2/22/2033                                  20,000                                         19,433
E*Trade Financial Corp
   8.00%, 6/15/2011                                  60,000                                         62,325
Goldman Sachs Group Inc
   3.88%, 1/15/2009 (a)                              45,000                                         43,371
   6.60%, 1/15/2012                                 200,000                                        209,679
   4.75%, 7/15/2013                                   5,000                                          4,724
   5.15%, 1/15/2014                                  10,000                                          9,641
Jefferies Group Inc
   6.25%, 1/15/2036                                  30,000                                         28,156
JPMorgan Chase & Co
   5.25%, 5/ 1/2015                                 125,000                                        120,702
Merrill Lynch & Co Inc
   4.96%, 2/ 6/2009 (d)                             160,000                                        160,463
Morgan Stanley
   4.88%, 1/15/2010 (d)                             100,000                                        100,393
   5.30%, 3/ 1/2013                                  30,000                                         29,340
   4.75%, 4/ 1/2014                                  55,000                                         51,315
                                                                  -----------------------------------------
                                                                                                 1,037,545
                                                                  -----------------------------------------
Finance - Mortgage Loan/Banker (1.30%)
Countrywide Financial Corp
   4.96%, 5/ 5/2008 (d)                             100,000                                        100,133
   5.20%, 12/19/2008 (d)                             85,000                                         85,118
Countrywide Home Loans Inc
   5.50%, 2/ 1/2007                                  15,000                                         15,013
Fannie Mae
   3.70%, 11/ 1/2007                                275,000                                        268,929
   4.75%, 2/21/2013                                 100,000                                         96,913
Freddie Mac
   4.75%, 5/ 6/2013                                  90,000                                         85,543
   4.63%, 5/28/2013                                  55,000                                         51,859
   4.50%, 7/15/2013 (a)                             300,000                                        287,454
   6.75%, 3/15/2031                                 317,000                                        379,161
Residential Capital Corp
   6.33%, 6/29/2007 (d)                              75,000                                         75,558
   6.00%, 2/22/2011 (a)                              60,000                                         59,521
                                                                  -----------------------------------------
                                                                                                 1,505,202
                                                                  -----------------------------------------
Finance - Other Services (0.05%)
PCCW HKT Capital Ltd
   5.25%, 7/20/2015 (e)                              60,000                                         55,685
                                                                  -----------------------------------------

Food - Meat Products (0.03%)
Tyson Foods Inc
   6.60%, 4/ 1/2016                                  40,000                                         39,508
                                                                  -----------------------------------------

Food - Miscellaneous/Diversified (0.16%)
Corn Products International Inc
   8.45%, 8/15/2009                                  45,000                                         48,650
HJ Heinz Co
   6.43%, 12/ 1/2008 (d)(e)                          35,000                                         35,618

Kraft Foods Inc
   4.63%, 11/ 1/2006                                100,000                                         99,642
                                                                  -----------------------------------------
                                                                                                   183,910
                                                                  -----------------------------------------
Food - Retail (0.17%)
Delhaize America Inc
   7.38%, 4/15/2006                                  55,000                                         55,025
   8.13%, 4/15/2011                                  20,000                                         21,591
Safeway Inc
   5.31%, 3/27/2009 (d)                              50,000                                         49,984
   5.80%, 8/15/2012                                  65,000                                         64,751
                                                                  -----------------------------------------
                                                                                                   191,351
                                                                  -----------------------------------------
Gas - Distribution (0.03%)
Sempra Energy
   4.75%, 5/15/2009                                  40,000                                         39,167
                                                                  -----------------------------------------

Home Equity - Other (0.75%)
ACE Securities Corp
   5.05%, 3/25/2035 (d)                              50,000                                         50,041
   4.93%, 7/25/2035 (d)                              74,496                                         74,506
First-Citizens Home Equity Loan LLC
   4.96%, 9/15/2022 (d)(e)                          100,572                                        100,150
Morgan Stanley ABS Capital I
   5.04%, 12/25/2034 (d)                            152,689                                        152,828
   4.92%, 7/25/2035 (d)                              56,115                                         56,124
New Century Home Equity Loan Trust
   5.54%, 1/25/2034 (d)                             140,000                                        141,205
Option One Mortgage Loan Trust
   5.35%, 5/25/2034 (d)                              85,000                                         85,447
   5.87%, 5/25/2034 (d)                              85,000                                         84,999
   5.12%, 11/25/2034 (d)                             13,224                                         13,237
Wells Fargo Home Equity Trust
   5.32%, 4/25/2034 (d)                             110,000                                        110,000
                                                                  -----------------------------------------
                                                                                                   868,537
                                                                  -----------------------------------------
Hotels & Motels (0.02%)
HMH Properties Inc
   7.88%, 8/ 1/2008                                  21,000                                         21,157
                                                                  -----------------------------------------

Independent Power Producer (0.04%)
NRG Energy Inc
   7.38%, 2/ 1/2016                                  50,000                                         51,062
                                                                  -----------------------------------------

Insurance Brokers (0.11%)
AON Corp
   8.21%, 1/ 1/2027                                  20,000                                         22,896
Marsh & McLennan Cos Inc
   4.72%, 7/13/2007 (d)                             100,000                                         99,888
                                                                  -----------------------------------------
                                                                                                   122,784
                                                                  -----------------------------------------
Investment Companies (0.08%)
Canadian Oil Sands Ltd
   4.80%, 8/10/2009 (e)                             100,000                                         97,179
                                                                  -----------------------------------------

Investment Management & Advisory
Services (0.04%)
Ameriprise Financial Inc
   5.35%, 11/15/2010                                 50,000                                         49,495
                                                                  -----------------------------------------


Life & Health Insurance (0.17%)
AmerUs Group Co
   5.95%, 8/15/2015                                  20,000                                         19,823
Hartford Life Global Funding Trusts
   5.08%, 9/15/2009 (d)                             150,000                                        150,314
UnumProvident Corp
   7.38%, 6/15/2032                                  20,000                                         20,284
                                                                  -----------------------------------------
                                                                                                   190,421
                                                                  -----------------------------------------
Machinery - Farm (0.04%)
Case New Holland Inc
   6.00%, 6/ 1/2009 (a)                              50,000                                         48,750
                                                                  -----------------------------------------

Machinery Tools & Related Products
(0.06%)
Kennametal Inc
   7.20%, 6/15/2012                                  70,000                                         74,388
                                                                  -----------------------------------------

Medical - Drugs (0.07%)
Biovail Corp
   7.88%, 4/ 1/2010                                  55,000                                         56,100
Teva Pharmaceutical Finance LLC
   5.55%, 2/ 1/2016                                  10,000                                          9,646
   6.15%, 2/ 1/2036                                  20,000                                         18,850
                                                                  -----------------------------------------
                                                                                                    84,596
                                                                  -----------------------------------------
Medical - HMO (0.17%)
Coventry Health Care Inc
   5.88%, 1/15/2012                                  90,000                                         89,100
UnitedHealth Group Inc
   5.80%, 3/15/2036                                  40,000                                         38,091
WellPoint Inc
   5.00%, 1/15/2011                                  10,000                                          9,775
   5.25%, 1/15/2016                                  40,000                                         38,574
   5.85%, 1/15/2036                                  20,000                                         18,896
                                                                  -----------------------------------------
                                                                                                   194,436
                                                                  -----------------------------------------
Medical - Hospitals (0.11%)
HCA Inc
   6.95%, 5/ 1/2012                                 130,000                                        131,256
                                                                  -----------------------------------------

Medical - Wholesale Drug Distribution
(0.03%)
AmerisourceBergen Corp
   5.63%, 9/15/2012 (e)                              40,000                                         39,340
                                                                  -----------------------------------------

Medical Instruments (0.02%)
Boston Scientific Corp
   5.50%, 11/15/2015                                 20,000                                         19,925
                                                                  -----------------------------------------

Medical Laboratory & Testing Service
(0.03%)
Quest Diagnostics Inc
   5.45%, 11/ 1/2015                                 35,000                                         34,108
                                                                  -----------------------------------------

Metal - Diversified (0.01%)
Falconbridge Ltd
   5.38%, 6/ 1/2015                                  15,000                                         14,042
                                                                  -----------------------------------------

Miscellaneous Manufacturers (0.06%)
Samsonite Corp
   8.88%, 6/ 1/2011                                  70,000                                         74,025
                                                                  -----------------------------------------


Mortgage Backed Securities (4.03%)
Adjustable Rate Mortgage Trust
   5.12%, 11/25/2035 (d)                             50,000                                         49,159
Banc of America Commercial Mortgage Inc
   4.67%, 7/10/2043                                 105,000                                         98,307
   4.86%, 7/10/2043                                 105,000                                         99,678
Bear Stearns Adjustable Rate Mortgage Trust
   3.51%, 6/25/2034 (d)                              50,000                                         47,843
Bear Stearns Commercial Mortgage Securities Inc
   0.58%, 5/11/2039 (d)(e)                          526,258                                         11,062
   5.47%, 6/11/2041                                 130,000                                        128,800
Bella Vista Mortgage Trust
   5.03%, 5/20/2045 (d)                             103,330                                        103,548
Commercial Mortgage Pass Through Certificates
   4.05%, 10/15/2037                                200,000                                        191,637
Countrywide Alternative Loan Trust
   5.00%, 10/25/2018                                 65,937                                         63,918
   5.07%, 5/25/2034 (d)                             100,000                                        100,003
   5.06%, 7/20/2035 (c)(d)                          112,499                                        112,997
Countrywide Asset-Backed Certificates
   5.22%, 4/25/2036 (d)                             200,000                                        200,219
Countrywide Home Loan Mortgage Pass Through
   4.59%, 12/19/2033 (d)                            225,000                                        212,428
CS First Boston Mortgage Securities Corp
   5.03%, 11/15/2020 (d)(e)                          75,000                                         75,093
   1.43%, 3/15/2036 (d)(e)                          608,584                                         20,419
   0.52%, 5/15/2036 (d)(e)                          781,098                                         11,913
   0.64%, 7/15/2036 (d)(e)                          859,151                                         20,907
   0.12%, 11/15/2037 (d)(e)                       1,348,762                                         27,932
   7.64%, 9/15/2041 (d)                              30,000                                         32,327
DLJ Mortgage Acceptance Corp
   6.99%, 10/15/2030 (e)                            125,000                                        127,072
First Union National Bank Commercial Mortgage
   8.09%, 5/17/2032                                  45,000                                         49,157
Ge Capital Commercial Mortgage Corp
   4.98%, 5/10/2043 (d)                             220,000                                        210,766
Greenwich Capital Commercial Funding Corp
   0.36%, 6/10/2036 (d)(e)                        5,646,895                                         72,980
HSI Asset Securitization Corp Trust
   4.95%, 7/25/2035 (d)                              69,333                                         69,349
Impac CMB Trust
   5.13%, 4/25/2035 (d)                              65,779                                         65,840
JP Morgan Chase Commercial Mortgage Securities
   1.16%, 1/12/2039 (d)(e)                          665,807                                         27,392
   0.07%, 1/15/2042 (d)(e)                        1,411,072                                         25,179
JP Morgan Mortgage Trust
   4.96%, 11/25/2035 (d)                            125,000                                        122,221
   5.41%, 2/25/2036 (d)                              50,000                                         49,646
LB Commercial Conduit Mortgage Trust
   6.21%, 10/15/2035                                500,000                                        508,891
LB-UBS Commercial Mortgage Trust
   5.97%, 3/15/2026                                 375,000                                        377,122
   4.31%, 2/15/2030                                 195,000                                        188,023
   0.62%, 3/15/2034 (d)(e)                          642,352                                         10,889
   0.19%, 3/15/2036 (d)(e)                          531,413                                         15,223
   1.19%, 3/15/2036 (d)(e)                          469,414                                         18,011
   0.72%, 8/15/2036 (d)(e)                          669,110                                         16,695
Merrill Lynch Mortgage Trust
   0.54%, 2/12/2042 (d)                           2,066,871                                         35,992

Morgan Stanley Capital I
   1.05%, 1/13/2041 (d)(e)                          473,240                                         18,886
Nationslink Funding Corp
   7.03%, 6/20/2031                                  43,441                                         43,714
Specialty Underwriting & Residential Finance
   5.33%, 2/25/2035 (d)                              80,000                                         80,452
   5.05%, 3/25/2036 (d)                             125,000                                        125,145
Wachovia Bank Commercial Mortgage Trust
   0.12%, 11/15/2035 (e)                          1,665,588                                         19,727
   0.46%, 10/15/2041 (d)(e)                       2,780,653                                         53,589
   0.30%, 3/15/2042 (d)(e)                        4,095,100                                         55,353
   4.94%, 4/15/2042                                 210,000                                        200,394
Washington Mutual Asset Securities Corp
   3.83%, 1/25/2035 (e)                              97,582                                         93,272
Washington Mutual Inc
   3.97%, 3/25/2033                                  74,588                                         72,779
   3.80%, 6/25/2034 (d)                              85,000                                         80,913
   4.68%, 5/25/2035 (d)                              40,000                                         38,912
   5.05%, 7/25/2044 (d)                              72,692                                         73,154
   5.35%, 1/25/2045 (d)                              99,843                                        100,703
                                                                  -----------------------------------------
                                                                                                 4,655,631
                                                                  -----------------------------------------
Multi-line Insurance (0.25%)
ACE Ltd
   6.00%, 4/ 1/2007                                  85,000                                         85,452
ING Groep NV
   5.78%, 12/ 8/2035 (a)                             40,000                                         38,909
Metropolitan Life Global Funding I
   5.07%, 3/17/2009 (d)(e)                          160,000                                        160,032
                                                                  -----------------------------------------
                                                                                                   284,393
                                                                  -----------------------------------------
Multimedia (0.23%)
News America Inc
   6.63%, 1/ 9/2008                                  45,000                                         45,959
   4.75%, 3/15/2010                                  15,000                                         14,599
   6.20%, 12/15/2034                                 30,000                                         28,095
   6.40%, 12/15/2035 (e)                             25,000                                         23,903
Time Warner Entertainment Co LP
   8.38%, 3/15/2023                                  55,000                                         62,185
Time Warner Inc
   6.15%, 5/ 1/2007                                  85,000                                         85,637
                                                                  -----------------------------------------
                                                                                                   260,378
                                                                  -----------------------------------------
Mutual Insurance (0.03%)
Liberty Mutual Group Inc
   7.00%, 3/15/2034 (e)                              30,000                                         30,480
                                                                  -----------------------------------------

Networking Products (0.05%)
Cisco Systems Inc
   5.25%, 2/22/2011                                  60,000                                         59,488
                                                                  -----------------------------------------

Non-hazardous Waste Disposal (0.02%)
Allied Waste North America
   5.75%, 2/15/2011                                  25,000                                         23,812
                                                                  -----------------------------------------

Office Automation & Equipment (0.02%)
Xerox Corp
   6.40%, 3/15/2016                                  25,000                                         24,812
                                                                  -----------------------------------------


Oil Company - Exploration & Production
(0.40%)
Chesapeake Energy Corp
   6.88%, 11/15/2020 (e)                             45,000                                         45,337
Devon Financing Corp ULC
   7.88%, 9/30/2031                                  50,000                                         60,364
EnCana Corp
   7.20%, 11/ 1/2031                                 40,000                                         45,196
Newfield Exploration Co
   8.38%, 8/15/2012                                  50,000                                         53,500
Nexen Inc
   5.05%, 11/20/2013                                 50,000                                         47,869
   7.88%, 3/15/2032                                  30,000                                         35,598
Swift Energy Co
   7.63%, 7/15/2011                                  50,000                                         50,500
Talisman Energy Inc
   5.13%, 5/15/2015                                  40,000                                         38,320
Vintage Petroleum Inc
   7.88%, 5/15/2011                                  40,000                                         41,594
XTO Energy Inc
   5.65%, 4/ 1/2016                                  25,000                                         24,700
   6.10%, 4/ 1/2036                                  15,000                                         14,598
                                                                  -----------------------------------------
                                                                                                   457,576
                                                                  -----------------------------------------
Oil Company - Integrated (0.15%)
Husky Energy Inc
   6.15%, 6/15/2019                                  45,000                                         44,826
Occidental Petroleum Corp
   4.00%, 11/30/2007                                 35,000                                         34,287
Petrobras International Finance Co
   8.38%, 12/10/2018                                 40,000                                         45,300
Petro-Canada
   5.95%, 5/15/2035                                  30,000                                         28,597
Petronas Capital Ltd
   7.88%, 5/22/2022 (e)                              20,000                                         23,674
                                                                  -----------------------------------------
                                                                                                   176,684
                                                                  -----------------------------------------
Oil Field Machinery & Equipment (0.05%)
Cooper Cameron Corp
   2.65%, 4/15/2007                                  60,000                                         58,021
                                                                  -----------------------------------------

Oil Refining & Marketing (0.25%)
Enterprise Products Operating LP
   4.00%, 10/15/2007                                 60,000                                         58,698
   6.38%, 2/ 1/2013                                  20,000                                         20,403
   5.75%, 3/ 1/2035                                  35,000                                         31,139
Premcor Refining Group Inc/The
   9.25%, 2/ 1/2010                                  60,000                                         64,732
   6.75%, 2/ 1/2011                                  70,000                                         72,945
Tesoro Corp
   6.25%, 11/ 1/2012 (e)                             40,000                                         39,300
                                                                  -----------------------------------------
                                                                                                   287,217
                                                                  -----------------------------------------
Paper & Related Products (0.03%)
Celulosa Arauco y Constitucion SA
   5.13%, 7/ 9/2013                                  15,000                                         14,174
Plum Creek Timberlands LP
   5.88%, 11/15/2015                                 15,000                                         14,703
                                                                  -----------------------------------------
                                                                                                    28,877
                                                                  -----------------------------------------
Pharmacy Services (0.08%)
Medco Health Solutions Inc
   7.25%, 8/15/2013                                  60,000                                         64,603

Omnicare Inc
   6.75%, 12/15/2013                                 10,000                                          9,950
   6.88%, 12/15/2015 (a)                             15,000                                         14,962
                                                                  -----------------------------------------
                                                                                                    89,515
                                                                  -----------------------------------------
Pipelines (0.26%)
Boardwalk Pipelines LLC
   5.50%, 2/ 1/2017                                  25,000                                         24,110
Buckeye Partners LP
   4.63%, 7/15/2013                                  45,000                                         41,850
Consolidated Natural Gas Co
   5.00%, 3/ 1/2014                                  30,000                                         28,326
Enbridge Energy Partners LP
   4.00%, 1/15/2009                                  20,000                                         19,134
Energy Transfer Partners LP
   5.65%, 8/ 1/2012 (e)                              40,000                                         39,323
   5.95%, 2/ 1/2015                                  60,000                                         59,467
National Fuel Gas Co
   5.25%, 3/ 1/2013                                  30,000                                         29,180
Texas Eastern Transmission LP
   5.25%, 7/15/2007                                  60,000                                         59,657
                                                                  -----------------------------------------
                                                                                                   301,047
                                                                  -----------------------------------------
Property & Casualty Insurance (0.25%)
Arch Capital Group Ltd
   7.35%, 5/ 1/2034                                  40,000                                         42,832
Markel Corp
   6.80%, 2/15/2013                                  25,000                                         25,654
St Paul Travelers Cos Inc/The
   5.75%, 3/15/2007                                 100,000                                         99,843
WR Berkley Corp
   5.13%, 9/30/2010                                 105,000                                        101,912
   5.88%, 2/15/2013                                  20,000                                         19,662
                                                                  -----------------------------------------
                                                                                                   289,903
                                                                  -----------------------------------------
Real Estate Operator & Developer (0.05%)
EOP Operating LP
   5.88%, 1/15/2013                                  25,000                                         24,868
   4.75%, 3/15/2014                                  40,000                                         36,837
                                                                  -----------------------------------------
                                                                                                    61,705
                                                                  -----------------------------------------
Recreational Centers (0.05%)
AMF Bowling Worldwide Inc
   10.00%, 3/ 1/2010 (a)                             55,000                                         56,375
                                                                  -----------------------------------------

Regional Banks (0.14%)
Wachovia Corp
   5.63%, 12/15/2008                                115,000                                        116,088
   6.38%, 2/ 1/2009                                  10,000                                         10,238
Wells Fargo & Co
   3.12%, 8/15/2008                                  35,000                                         33,404
                                                                  -----------------------------------------
                                                                                                   159,730
                                                                  -----------------------------------------
Reinsurance (0.17%)
Berkshire Hathaway Finance Corp
   4.63%, 10/15/2013                                 65,000                                         61,546
Platinum Underwriters Finance Inc
   7.50%, 6/ 1/2017                                  60,000                                         60,216
Transatlantic Holdings Inc
   5.75%, 12/14/2015                                 75,000                                         73,791
                                                                  -----------------------------------------
                                                                                                   195,553
                                                                  -----------------------------------------

REITS - Apartments (0.03%)
United Dominion Realty Trust Inc
   6.50%, 6/15/2009                                  35,000                                         36,208
                                                                  -----------------------------------------

REITS - Diversified (0.13%)
iStar Financial Inc
   5.22%, 3/ 3/2008 (d)                              75,000                                         75,187
   5.65%, 9/15/2011                                  40,000                                         39,453
   5.15%, 3/ 1/2012                                  40,000                                         38,387
                                                                  -----------------------------------------
                                                                                                   153,027
                                                                  -----------------------------------------
REITS - Healthcare (0.03%)
Health Care Property Investors Inc
   5.63%, 2/28/2013                                  30,000                                         29,561
                                                                  -----------------------------------------

REITS - Office Property (0.13%)
Brandywine Operating Partnership LP/PA
   5.41%, 4/ 1/2009 (d)                              50,000                                         49,983
   5.63%, 12/15/2010                                 45,000                                         44,594
HRPT Properties Trust
   5.52%, 3/16/2011 (d)                              50,000                                         50,018
                                                                  -----------------------------------------
                                                                                                   144,595
                                                                  -----------------------------------------
REITS - Regional Malls (0.01%)
Simon Property Group LP
   4.60%, 6/15/2010                                  15,000                                         14,464
                                                                  -----------------------------------------

Rental - Auto & Equipment (0.04%)
Hertz Corp
   8.88%, 1/ 1/2014 (a)(e)                           40,000                                         41,500
                                                                  -----------------------------------------

Retail - Auto Parts (0.02%)
PEP Boys-Manny Moe & Jack
   7.50%, 12/15/2014                                 30,000                                         27,000
                                                                  -----------------------------------------

Retail - Drug Store (0.05%)
Rite Aid Corp
   12.50%, 9/15/2006                                 60,000                                         61,800
                                                                  -----------------------------------------

Retail - Propane Distribution (0.04%)
Inergy LP/Inergy Finance Corp
   8.25%, 3/ 1/2016 (e)                              50,000                                         51,250
                                                                  -----------------------------------------

Retail - Regional Department Store
(0.10%)
Bon-Ton Stores Inc/The
   10.25%, 6/15/2014 (e)                             60,000                                         57,720
JC Penney Corp Inc
   8.13%, 4/ 1/2027                                  55,000                                         57,406
                                                                  -----------------------------------------
                                                                                                   115,126
                                                                  -----------------------------------------
Savings & Loans - Thrifts (0.10%)
Washington Mutual Bank
   5.50%, 1/15/2013                                  20,000                                         19,767
Washington Mutual Inc
   4.90%, 1/15/2010 (d)                             100,000                                        100,318
                                                                  -----------------------------------------
                                                                                                   120,085
                                                                  -----------------------------------------
Sovereign (0.14%)
Mexico Government International Bond
   5.28%, 1/13/2009 (a)(d)                           60,000                                         60,660
   8.30%, 8/15/2031                                  40,000                                         48,340

South Africa Government International Bond
   6.50%, 6/ 2/2014                                  45,000                                         47,306
                                                                  -----------------------------------------
                                                                                                   156,306
                                                                  -----------------------------------------
Special Purpose Entity (0.29%)
BAE Systems Holdings Inc
   6.40%, 12/15/2011 (e)                             60,000                                         61,727
Hexion US Finance Corp/Hexion Nova Scotia Finance
ULC
   9.00%, 7/15/2014                                  45,000                                         46,350
MBIA Global Funding LLC
   4.78%, 2/20/2007 (d)(e)                          100,000                                         99,994
Pricoa Global Funding I
   5.12%, 12/22/2006 (d)(e)                         125,000                                        125,200
                                                                  -----------------------------------------
                                                                                                   333,271
                                                                  -----------------------------------------
Steel - Producers (0.09%)
Ispat Inland ULC
   9.75%, 4/ 1/2014                                  95,000                                        107,469
                                                                  -----------------------------------------

Telecommunication Services (0.13%)
Qwest Corp
   7.88%, 9/ 1/2011                                  60,000                                         64,050
TELUS Corp
   7.50%, 6/ 1/2007                                  45,000                                         46,017
Verizon Global Funding Corp
   4.88%, 8/15/2007 (d)                              40,000                                         39,996
                                                                  -----------------------------------------
                                                                                                   150,063
                                                                  -----------------------------------------
Telephone - Integrated (0.58%)
AT&T Corp
   9.05%, 11/15/2011 (d)                             50,000                                         54,050
BellSouth Corp
   6.88%, 10/15/2031                                 25,000                                         25,836
British Telecommunications PLC
   8.38%, 12/15/2010                                125,000                                        139,424
Deutsche Telekom International Finance
   5.12%, 3/23/2009 (d)                              75,000                                         75,018
France Telecom SA
   7.75%, 3/ 1/2011 (d)                              75,000                                         81,908
Sprint Capital Corp
   6.90%, 5/ 1/2019                                  40,000                                         42,732
Telecom Italia Capital SA
   4.00%, 1/15/2010                                  80,000                                         75,208
   5.16%, 2/ 1/2011 (d)                              45,000                                         45,386
Telefonica Europe BV
   7.75%, 9/15/2010                                 105,000                                        112,975
Telefonos de Mexico SA de CV
   4.50%, 11/19/2008                                 10,000                                          9,724
Verizon Communications Inc
   5.35%, 2/15/2011                                  10,000                                          9,867
                                                                  -----------------------------------------
                                                                                                   672,128
                                                                  -----------------------------------------
Textile - Home Furnishings (0.04%)
Mohawk Industries Inc
   6.50%, 4/15/2007                                  40,000                                         40,268
                                                                  -----------------------------------------

Tobacco (0.03%)
RJ Reynolds Tobacco Holdings Inc
   7.75%, 5/15/2006                                  40,000                                         40,200
                                                                  -----------------------------------------


Transport - Rail (0.02%)
Union Pacific Corp
   4.70%, 1/ 2/2024                                  19,837                                         18,506
                                                                  -----------------------------------------

Transport - Services (0.02%)
FedEx Corp
   3.50%, 4/ 1/2009                                  25,000                                         23,751
                                                                  -----------------------------------------

Vitamins & Nutrition Products (0.07%)
NBTY Inc
   7.13%, 10/ 1/2015 (e)                             70,000                                         66,150
WH Holdings Ltd/WH Capital Corp
   9.50%, 4/ 1/2011                                   9,000                                          9,720
                                                                  -----------------------------------------
                                                                                                    75,870
                                                                  -----------------------------------------
Wire & Cable Products (0.04%)
Superior Essex Communications LLC/Essex Group Inc
   9.00%, 4/15/2012                                  50,000                                         50,250
                                                                  -----------------------------------------

BONDS (19.50%)
Electric - Integrated (1.04%)
Virginia Electric & Power
   5.40%, 1/15/2016                                  40,000                                         38,492
                                                                  -----------------------------------------
TOTAL BONDS                                                      $                              22,517,917
                                                                  -----------------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (22.46%)
Federal Home Loan Mortgage Corporation
(FHLMC) (4.53%)
   4.50%, 5/ 1/2021 (f)(g)                          500,000                                        476,875
   5.00%, 5/ 1/2021 (f)(g)                           75,000                                         73,031
   5.50%, 5/ 1/2021 (f)(g)                           75,000                                         74,437
   4.50%, 4/ 1/2036 (g)                             175,000                                        161,328
   5.00%, 4/ 1/2036 (g)                             215,000                                        204,519
   5.50%, 4/ 1/2036 (g)                             630,000                                        615,038
   6.00%, 4/ 1/2036 (g)                             325,000                                        325,101
   6.50%, 4/ 1/2036 (g)                             450,000                                        458,578
   5.00%, 5/ 1/2036 (f)(g)                          300,000                                        285,187
   5.50%, 5/ 1/2036 (f)(g)                          200,000                                        195,062
   6.00%, 5/ 1/2036 (f)(g)                          170,000                                        169,894
   6.50%, 7/ 1/2016                                 104,396                                        106,635
   5.00%, 12/ 1/2017                                 93,015                                         90,909
   5.00%, 3/ 1/2018                                  84,193                                         82,212
   5.00%, 5/ 1/2018                                 641,170                                        626,471
   5.50%, 12/ 1/2022                                196,183                                        193,475
   7.00%, 12/ 1/2027                                 63,707                                         65,692
   6.00%, 1/ 1/2029                                  79,845                                         80,108
   7.50%, 8/ 1/2030                                   6,545                                          6,840
   8.00%, 12/ 1/2030                                 70,162                                         74,692
   7.50%, 1/ 1/2031                                  17,105                                         17,876
   6.50%, 5/ 1/2031                                  23,679                                         24,203
   6.50%, 6/ 1/2031                                  60,183                                         61,516
   6.50%, 11/ 1/2031                                 25,122                                         25,678
   5.50%, 3/ 1/2033                                 179,601                                        175,703
   5.50%, 4/ 1/2033                                 145,817                                        142,652
   5.50%, 10/ 1/2033                                302,809                                        296,237
   6.50%, 10/ 1/2035                                118,400                                        120,701
                                                                  -----------------------------------------
                                                                                                 5,230,650
                                                                  -----------------------------------------
Federal National Mortgage Association
(FNMA) (6.46%)
   4.50%, 4/ 1/2021 (g)                             675,000                                        645,258
   5.00%, 4/ 1/2021 (g)                             245,000                                        238,799
   5.50%, 4/ 1/2021 (g)                             315,000                                        313,031

   4.50%, 5/ 1/2021 (f)(g)                           25,000                                         23,883
   6.00%, 2/ 1/2025                                 190,950                                        191,986
   4.50%, 4/ 1/2036 (g)                             175,000                                        161,383
   5.00%, 4/ 1/2036 (g)                           2,420,000                                      2,303,537
   5.50%, 4/ 1/2036 (g)                             560,000                                        546,525
   6.00%, 4/ 1/2036 (g)                             410,000                                        409,872
   5.00%, 5/ 1/2036 (f)(g)                          140,000                                        133,175
   5.50%, 5/ 1/2036 (f)(g)                          290,000                                        282,750
   6.00%, 5/ 1/2036 (f)(g)                          125,000                                        124,805
   6.50%, 5/ 1/2036 (f)(g)                           50,000                                         50,937
   6.00%, 6/ 1/2006                                     272                                            273
   6.50%, 3/ 1/2008                                  35,961                                         36,350
   6.00%, 4/ 1/2008                                  36,438                                         36,671
   6.00%, 3/ 1/2009                                     831                                            838
   6.00%, 5/ 1/2009                                  58,547                                         59,021
   6.00%, 11/ 1/2009                                 30,981                                         31,289
   6.00%, 12/ 1/2009                                  4,344                                          4,389
   6.00%, 5/ 1/2010                                  17,424                                         17,611
   4.50%, 9/ 1/2010                                 128,085                                        124,891
   7.00%, 8/ 1/2029                                   5,329                                          5,496
   6.50%, 2/ 1/2032                                  57,909                                         59,247
   5.50%, 1/ 1/2033                                 398,572                                        389,997
   5.50%, 7/ 1/2033                                 615,916                                        602,408
   5.50%, 9/ 1/2033                                 261,738                                        255,998
   6.00%, 12/ 1/2033                                173,766                                        173,859
   4.24%, 6/ 1/2034 (d)                              49,314                                         48,256
   4.37%, 7/ 1/2034 (d)                              30,198                                         29,643
   4.33%, 12/ 1/2034 (d)                             79,831                                         78,330
   4.61%, 3/ 1/2035 (d)                              84,495                                         82,692
                                                                  -----------------------------------------
                                                                                                 7,463,200
                                                                  -----------------------------------------
Government National Mortgage
Association (GNMA) (1.15%)
   5.00%, 4/ 1/2036 (g)                             305,000                                        295,374
   5.50%, 4/ 1/2036 (g)                             430,000                                        425,700
   6.00%, 1/15/2029                                 308,688                                        312,735
   7.00%, 5/15/2031                                  32,860                                         34,278
   6.00%, 6/15/2032                                  20,901                                         21,164
   6.00%, 12/15/2033                                102,976                                        104,256
   6.00%, 9/20/2026                                  87,885                                         88,810
   7.00%, 2/20/2032                                  47,823                                         49,482
                                                                  -----------------------------------------
                                                                                                 1,331,799
                                                                  -----------------------------------------
U.S. Treasury (9.37%)
   2.25%, 4/30/2006 (a)                           1,150,000                                      1,147,754
   2.50%, 5/31/2006 (a)                             400,000                                        398,609
   2.63%, 11/15/2006                                850,000                                        838,379
   4.38%, 5/15/2007                                 425,000                                        422,709
   3.63%, 7/15/2009 (a)                             850,000                                        819,254
   3.50%, 2/15/2010 (a)                           1,200,000                                      1,143,937
   5.00%, 2/15/2011 (a)                             675,000                                        680,484
   4.88%, 2/15/2012 (a)                             575,000                                        575,898
   4.25%, 8/15/2013 (a)                             425,000                                        408,764
   4.00%, 2/15/2014                                 225,000                                        212,150
   4.75%, 5/15/2014 (a)                             200,000                                        198,250
   4.25%, 11/15/2014 (a)                            600,000                                        573,469
   7.25%, 5/15/2016                                 335,000                                        396,190
   7.50%, 11/15/2016                                475,000                                        573,971
   8.13%, 8/15/2019 (a)                             325,000                                        421,738
   8.00%, 11/15/2021                                250,000                                        328,398
   7.13%, 2/15/2023 (a)                             355,000                                        436,595
   6.00%, 2/15/2026                                 300,000                                        334,734

   6.25%, 5/15/2030 (a)                             775,000                                        905,721
                                                                  -----------------------------------------
                                                                                                10,817,004
                                                                  -----------------------------------------
U.S. Treasury Inflation-Indexed
Obligations (0.95%)
   3.88%, 1/15/2009                                 544,118                                        569,666
   4.25%, 1/15/2010 (a)                             265,194                                        284,928
   2.00%, 1/15/2014 (a)                             241,470                                        235,669
                                                                  -----------------------------------------
                                                                                                 1,090,263
                                                                  -----------------------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT                               $                              25,932,916
AGENCY OBLIGATIONS
                                                                  -----------------------------------------
MONEY MARKET FUNDS (13.44%)
BNY Institutional Cash Reserve Fund (h)          15,526,000                                     15,526,000
                                                                  -----------------------------------------
TOTAL MONEY MARKET FUNDS                                         $                              15,526,000
                                                                  -----------------------------------------
Total Investments                                                $                             138,138,128
Liabilities in Excess of Other Assets,                                                        (22,658,738)
Net - (19.62)%
                                                                  -----------------------------------------
TOTAL NET ASSETS - 100.00%                                       $                             115,479,390
                                                                  =========================================
                                                                  -----------------------------------------

                                                                  =========================================

(a)        Security or a portion of the security was on loan at the end of the period.
(b)        Non-Income Producing Security
(c)        Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At the end of the period, the value of these securities totaled $606,953 or 0.53% of net assets.

(d)        Variable Rate
(e)        Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $2,527,726 or
           2.19% of net assets.


(f)        Security purchased on a when-issued basis.
(g)        Security was purchased in a "to-be-announced" ("TBA") transaction.  See Notes to Financial Statements.
(h)        Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $       12,519,721
Unrealized Depreciation                                        (2,781,978)
                                                         ------------------
Net Unrealized Appreciation (Depreciation)                       9,737,743
Cost for federal income tax purposes                           128,400,385


Portfolio Summary (unaudited)
---------------------------------------------------------------------------
Sector                                                             Percent
---------------------------------------------------------------------------
Financial                                                           32.10%
Mortgage Securities                                                 16.11%
Consumer, Non-cyclical                                              14.30%
Government                                                          11.49%
Industrial                                                           7.97%
Communications                                                       7.64%
Consumer, Cyclical                                                   7.24%
Technology                                                           7.16%
Energy                                                               7.03%
Utilities                                                            3.25%
Asset Backed Securities                                              2.86%
Basic Materials                                                      2.21%
Funds                                                                0.14%
Diversified                                                          0.12%
Liabilities in Excess                                            (-19.62%)
of Other Assets, Net
                                                     ----------------------
TOTAL NET ASSETS                                                   100.00%
                                                     ======================


Schedule of Investments
March 31, 2006 (unaudited)
Bond Account
                                                                 Principal
                                                                   Amount                                       Value
                                                    -------------------------------------------------------------------
BONDS (63.75%)
Advertising Agencies (0.04%)
Interpublic Group of Cos Inc
   6.25%, 11/15/2014                               $            175,000      $                                 148,750
                                                                              -----------------------------------------

Advertising Services (0.09%)
Advanstar Communications Inc
   10.75%, 8/15/2010                                            200,000                                        217,500
RH Donnelley Corp
   8.88%, 1/15/2016 (a)                                         100,000                                        104,000
                                                                              -----------------------------------------
                                                                                                               321,500
                                                                              -----------------------------------------
Aerospace & Defense Equipment (0.08%)
Sequa Corp
   8.88%, 4/ 1/2008                                             125,000                                        130,313
TransDigm Inc
   8.38%, 7/15/2011                                             133,000                                        138,985
                                                                              -----------------------------------------
                                                                                                               269,298
                                                                              -----------------------------------------
Agricultural Operations (0.38%)
Bunge Ltd Finance Corp
   4.38%, 12/15/2008                                            550,000                                        534,013
   5.88%, 5/15/2013                                             530,000                                        526,775
   5.10%, 7/15/2015                                             300,000                                        280,303
                                                                              -----------------------------------------
                                                                                                             1,341,091
                                                                              -----------------------------------------
Airlines (0.04%)
Southwest Airlines Co
   5.10%, 5/ 1/2006                                             129,245                                        129,233
                                                                              -----------------------------------------

Apparel Manufacturers (0.04%)
Phillips-Van Heusen
   7.75%, 11/15/2023                                            125,000                                        133,906
                                                                              -----------------------------------------

Asset Backed Securities (3.68%)
AAA Trust
   5.09%, 2/27/2035 (a)(b)                                      425,000                                        425,753
Ameriquest Mortgage Securities Inc
   5.14%, 10/25/2034 (b)                                        206,619                                        206,676
   5.12%, 3/25/2035 (b)                                         372,571                                        372,886
   5.05%, 7/25/2035 (b)                                         475,000                                        475,556
Asset Backed Funding Certificates
   5.00%, 6/25/2035 (b)                                       1,600,000                                      1,600,166
Carrington Mortgage Loan Trust
   5.08%, 1/25/2035 (b)                                         475,000                                        475,366
   4.97%, 9/25/2035 (b)                                         621,694                                        621,782
Chase Funding Mortgage Loan Asset-Backed
   5.11%, 9/25/2033 (b)                                         172,922                                        173,234
   5.32%, 9/25/2033 (b)                                         490,000                                        491,524
Countrywide Asset-Backed Certificates
   5.10%, 9/25/2033 (b)                                         369,231                                        369,508
   5.09%, 10/25/2034 (b)                                        928,257                                        929,095
   5.34%, 6/25/2035 (b)                                         720,000                                        724,237
First Horizon Asset Back Trust
   4.98%, 10/25/2034 (b)(c)                                   1,000,000                                      1,000,000

GMAC Mortgage Corp Loan Trust
   4.88%, 8/25/2035 (b)                                       1,250,000                                      1,250,358
   5.00%, 8/25/2035 (b)                                       1,000,000                                        999,258
Long Beach Mortgage Loan Trust
   5.35%, 6/25/2034 (b)                                         170,000                                        170,336
Merrill Lynch Mortgage Investors Inc
   5.38%, 1/25/2035 (b)                                         370,000                                        370,831
MSDWCC Heloc Trust
   5.01%, 7/25/2017 (b)                                         441,156                                        441,235
Nomura Asset Acceptance Corp
   5.05%, 6/25/2035 (b)                                         375,882                                        375,910
Residential Asset Securities Corp
   3.28%, 8/25/2029                                             233,802                                        232,443
SACO I Inc
   5.09%, 4/25/2035 (b)                                         407,659                                        407,711
Saxon Asset Securities Trust
   5.04%, 3/25/2035 (b)                                         850,000                                        850,527
                                                                              -----------------------------------------
                                                                                                            12,964,392
                                                                              -----------------------------------------
Auto - Car & Light Trucks (0.66%)
DaimlerChrysler NA Holding Corp
   5.72%, 8/ 8/2006 (b)                                         775,000                                        776,891
   5.36%, 9/10/2007 (b)                                         300,000                                        300,858
   4.75%, 1/15/2008                                             110,000                                        108,459
   5.33%, 3/13/2009 (b)                                         700,000                                        700,122
   4.88%, 6/15/2010                                             455,000                                        438,507
                                                                              -----------------------------------------
                                                                                                             2,324,837
                                                                              -----------------------------------------
Auto/Truck Parts & Equipment - Original
(0.14%)
Stanadyne Corp
   10.00%, 8/15/2014                                            200,000                                        191,500
Tenneco Inc
   8.63%, 11/15/2014                                            125,000                                        125,000
TRW Automotive Inc
   9.38%, 2/15/2013                                             150,000                                        162,188
                                                                              -----------------------------------------
                                                                                                               478,688
                                                                              -----------------------------------------
Automobile Sequential (0.55%)
Capital Auto Receivables Asset Trust
   3.92%, 11/16/2009                                            600,000                                        582,905
   5.12%, 6/15/2010 (b)                                         275,000                                        276,456
Carss Finance LP
   5.03%, 1/15/2011 (a)(b)                                      662,809                                        663,539
WFS Financial Owner Trust
   4.50%, 5/17/2013                                             410,000                                        399,893
                                                                              -----------------------------------------
                                                                                                             1,922,793
                                                                              -----------------------------------------
Beverages - Non-alcoholic (0.05%)
Cott Beverages USA Inc
   8.00%, 12/15/2011                                            175,000                                        178,938
                                                                              -----------------------------------------

Beverages - Wine & Spirits (0.36%)
Diageo Finance BV
   5.50%, 4/ 1/2013                                           1,270,000                                      1,259,100
                                                                              -----------------------------------------

Brewery (0.27%)
Cia Brasileira de Bebidas
   10.50%, 12/15/2011                                           300,000                                        362,250
Coors Brewing Co
   6.38%, 5/15/2012                                             130,000                                        134,051

FBG Finance Ltd
   5.13%, 6/15/2015 (a)                                         475,000                                        444,890
                                                                              -----------------------------------------
                                                                                                               941,191
                                                                              -----------------------------------------
Broadcasting Services & Programming
(0.03%)
Grupo Televisa SA
   8.50%, 3/11/2032                                              90,000                                        105,048
                                                                              -----------------------------------------

Building - Residential & Commercial
(0.17%)
Beazer Homes USA Inc
   8.38%, 4/15/2012                                             125,000                                        129,844
K Hovnanian Enterprises Inc
   8.00%, 4/ 1/2012                                             200,000                                        206,000
KB Home
   7.75%, 2/ 1/2010                                             100,000                                        103,360
   9.50%, 2/15/2011                                             150,000                                        156,937
                                                                              -----------------------------------------
                                                                                                               596,141
                                                                              -----------------------------------------
Building & Construction - Miscellaneous
(0.03%)
Dycom Industries Inc
   8.13%, 10/15/2015                                            100,000                                        103,000
                                                                              -----------------------------------------

Building & Construction Products -
Miscellaneous (0.33%)
CRH America Inc
   6.40%, 10/15/2033                                            180,000                                        181,628
Interline Brands Inc
   11.50%, 5/15/2011                                            150,000                                        165,562
Masco Corp
   5.12%, 3/ 9/2007 (a)(b)                                      800,000                                        801,777
                                                                              -----------------------------------------
                                                                                                             1,148,967
                                                                              -----------------------------------------
Building Products - Air & Heating
(0.04%)
York International Corp
   6.63%, 8/15/2006                                             150,000                                        150,533
                                                                              -----------------------------------------

Cable TV (0.66%)
Charter Communications Operating LLC/Charter
Communications Operating Capital
   8.38%, 4/30/2014 (a)                                         150,000                                        149,625
Comcast Corp
   5.90%, 3/15/2016                                             350,000                                        343,242
   7.05%, 3/15/2033                                             150,000                                        154,370
COX Communications Inc
   4.63%, 1/15/2010                                             365,000                                        349,890
   6.75%, 3/15/2011                                             395,000                                        405,123
CSC Holdings Inc
   7.25%, 7/15/2008                                             150,000                                        151,500
   10.50%, 5/15/2016                                            300,000                                        316,500
Echostar DBS Corp
   6.63%, 10/ 1/2014                                            320,000                                        309,200
Kabel Deutschland GmbH
   10.63%, 7/ 1/2014 (a)                                        150,000                                        160,125
                                                                              -----------------------------------------
                                                                                                             2,339,575
                                                                              -----------------------------------------
Casino Hotels (0.38%)
Harrah's Operating Co Inc
   5.50%, 7/ 1/2010                                             375,000                                        371,204
   5.63%, 6/ 1/2015                                             195,000                                        186,844
   5.75%, 10/ 1/2017                                            255,000                                        241,459
MGM Mirage
   6.75%, 4/ 1/2013 (a)(d)                                      525,000                                        522,375
                                                                              -----------------------------------------
                                                                                                             1,321,882
                                                                              -----------------------------------------

Cellular Telecommunications (1.29%)
America Movil SA de CV
   5.26%, 4/27/2007 (b)                                         650,000                                        651,300
   5.50%, 3/ 1/2014                                             520,000                                        498,364
   6.38%, 3/ 1/2035                                             100,000                                         94,023
Dobson Cellular Systems
   9.43%, 11/ 1/2011 (b)                                        175,000                                        181,125
New Cingular Wireless Services Inc
   8.13%, 5/ 1/2012                                             625,000                                        701,770
Nextel Communications Inc
   5.95%, 3/15/2014                                             725,000                                        717,768
Rogers Wireless Inc
   7.25%, 12/15/2012                                            700,000                                        737,625
Verizon Wireless Capital LLC
   5.38%, 12/15/2006                                            560,000                                        560,062
Vodafone Group PLC
   5.26%, 6/15/2011 (b)                                         415,000                                        414,946
                                                                              -----------------------------------------
                                                                                                             4,556,983
                                                                              -----------------------------------------
Chemicals - Diversified (0.22%)
Chevron Phillips Chemical Co LLC
   5.38%, 6/15/2007                                             240,000                                        238,899
ICI Wilmington Inc
   5.63%, 12/ 1/2013                                            295,000                                        285,571
Lyondell Chemical Co
   9.50%, 12/15/2008                                            240,000                                        249,600
                                                                              -----------------------------------------
                                                                                                               774,070
                                                                              -----------------------------------------
Chemicals - Specialty (0.16%)
Hercules Inc
   6.75%, 10/15/2029                                            100,000                                         98,000
MacDermid Inc
   9.13%, 7/15/2011                                             200,000                                        211,000
Nalco Co
   7.75%, 11/15/2011                                            125,000                                        126,563
Rhodia SA
   10.25%, 6/ 1/2010                                            125,000                                        140,156
                                                                              -----------------------------------------
                                                                                                               575,719
                                                                              -----------------------------------------
Coal (0.06%)
Massey Energy Co
   6.88%, 12/15/2013 (a)                                        200,000                                        196,000
                                                                              -----------------------------------------

Coatings & Paint (0.04%)
Valspar Corp
   6.00%, 5/ 1/2007                                             155,000                                        155,117
                                                                              -----------------------------------------

Commercial Banks (1.14%)
BOI Capital Funding No 2 LP
   5.57%, 8/ 1/2049 (a)(b)                                      325,000                                        311,210
Commonwealth Bank of Australia
   6.02%, 3/15/2016 (a)                                         350,000                                        340,970
Glitnir Banki HF
   4.76%, 10/15/2008 (a)(b)                                     350,000                                        350,265
   4.75%, 10/15/2010 (a)                                        380,000                                        366,703
HSBC America Capital Trust I
   7.81%, 12/15/2026 (a)                                        850,000                                        894,618
KeyBank NA
   4.84%, 11/ 3/2009 (b)                                      1,000,000                                      1,001,464
Union Planters Bank NA
   5.13%, 6/15/2007                                             335,000                                        333,838

United Overseas Bank Ltd
   4.50%, 7/ 2/2013 (a)(e)                                      170,000                                        157,144
VTB Capital SA for Vneshtorgbank
   5.68%, 9/21/2007 (a)(b)                                      270,000                                        270,344
                                                                              -----------------------------------------
                                                                                                             4,026,556
                                                                              -----------------------------------------
Commercial Services (0.20%)
Iron Mountain Inc
   8.25%, 7/ 1/2011                                             415,000                                        419,150
   6.63%, 1/ 1/2016                                             100,000                                         94,000
Quintiles Transnational Corp
   10.00%, 10/ 1/2013                                           175,000                                        201,688
                                                                              -----------------------------------------
                                                                                                               714,838
                                                                              -----------------------------------------
Computer Services (0.04%)
Sungard Data Systems Inc
   9.43%, 8/15/2013 (a)(b)                                      140,000                                        147,700
                                                                              -----------------------------------------

Computers - Integrated Systems (0.02%)
NCR Corp
   7.13%, 6/15/2009                                              75,000                                         77,290
                                                                              -----------------------------------------

Computers - Memory Devices (0.10%)
Seagate Technology HDD Holdings
   8.00%, 5/15/2009                                             350,000                                        363,563
                                                                              -----------------------------------------

Consumer Products - Miscellaneous
(0.33%)
Blyth Inc
   5.50%, 11/ 1/2013                                            150,000                                        125,625
Fortune Brands Inc
   5.13%, 1/15/2011                                             675,000                                        661,105
   5.38%, 1/15/2016                                             340,000                                        326,358
   5.88%, 1/15/2036                                              40,000                                         37,317
                                                                              -----------------------------------------
                                                                                                             1,150,405
                                                                              -----------------------------------------
Containers - Metal & Glass (0.17%)
Owens Brockway Glass Container Inc
   8.88%, 2/15/2009 (e)                                         375,000                                        390,469
   8.75%, 11/15/2012                                            200,000                                        214,000
                                                                              -----------------------------------------
                                                                                                               604,469
                                                                              -----------------------------------------
Containers - Paper & Plastic (0.08%)
Intertape Polymer US Inc
   8.50%, 8/ 1/2014                                             175,000                                        172,375
Plastipak Holdings Inc
   8.50%, 12/15/2015 (a)                                        100,000                                        102,000
                                                                              -----------------------------------------
                                                                                                               274,375
                                                                              -----------------------------------------
Credit Card Asset Backed Securities
(3.17%)
American Express Credit Account Master
   5.00%, 9/15/2011 (b)                                         240,000                                        240,917
Arran
   4.93%, 12/15/2010 (b)(c)                                     875,000                                        875,000
Bank One Issuance Trust
   5.07%, 3/15/2012 (b)                                       1,000,000                                      1,005,676
Capital One Multi-Asset Execution Trust
   4.97%, 12/15/2009 (b)                                        675,000                                        675,479
Chase Credit Card Master Trust
   4.95%, 5/15/2009 (b)                                         900,000                                        899,934
   5.08%, 1/17/2011 (b)                                       1,125,000                                      1,130,562
   5.10%, 2/15/2011 (b)                                       1,000,000                                      1,006,862

Citibank Credit Card Issuance Trust
   5.29%, 6/25/2009 (b)                                       1,000,000                                      1,002,574
   6.05%, 12/15/2009 (b)                                      1,683,513                                      1,705,971
Citibank Credit Card Master Trust I
   5.17%, 3/10/2011 (b)                                         575,000                                        577,707
First USA Credit Card Master Trust
   5.14%, 4/18/2011 (b)                                       1,250,000                                      1,257,539
Providian Master Note Trust
   5.10%, 11/15/2012 (a)                                        800,000                                        792,961
                                                                              -----------------------------------------
                                                                                                            11,171,182
                                                                              -----------------------------------------
Cruise Lines (0.10%)
Royal Caribbean Cruises Ltd
   7.00%, 10/15/2007                                            330,000                                        336,107
                                                                              -----------------------------------------

Data Processing & Management (0.11%)
Dun & Bradstreet Corp
   5.50%, 3/15/2011                                             275,000                                        273,347
Fidelity National Information Services
   4.75%, 9/15/2008                                             110,000                                        104,081
                                                                              -----------------------------------------
                                                                                                               377,428
                                                                              -----------------------------------------
Dental Supplies & Equipment (0.04%)
Sybron Dental Specialties Inc
   8.13%, 6/15/2012                                             125,000                                        131,875
                                                                              -----------------------------------------

Dialysis Centers (0.04%)
DaVita Inc
   7.25%, 3/15/2015                                             125,000                                        125,625
                                                                              -----------------------------------------

Diversified Financial Services (0.10%)
General Electric Capital Corp
   6.75%, 3/15/2032                                             325,000                                        361,913
                                                                              -----------------------------------------

Diversified Manufacturing Operations
(0.30%)
Jacuzzi Brands Inc
   9.63%, 7/ 1/2010                                             125,000                                        134,063
JB Poindexter & Co Inc
   8.75%, 3/15/2014                                             200,000                                        159,000
Tyco International Group SA
   6.38%, 10/15/2011                                            750,000                                        769,937
                                                                              -----------------------------------------
                                                                                                             1,063,000
                                                                              -----------------------------------------
Diversified Minerals (0.11%)
Vale Overseas Ltd
   6.25%, 1/11/2016                                             400,000                                        393,500
                                                                              -----------------------------------------

Diversified Operations (0.06%)
Noble Group Ltd
   6.63%, 3/17/2015 (a)(e)                                      245,000                                        216,569
                                                                              -----------------------------------------

Diversified Operations & Commercial
Services (0.05%)
Chemed Corp
   8.75%, 2/24/2011                                             150,000                                        159,000
                                                                              -----------------------------------------

Electric - Distribution (0.08%)
Detroit Edison Co
   5.70%, 10/ 1/2037                                            320,000                                        297,881
                                                                              -----------------------------------------


Electric - Generation (0.12%)
CE Casecnan Water & Energy
   11.95%, 11/15/2010                                           124,500                                        135,705
Korea East-West Power Co Ltd
   4.88%, 4/21/2011 (a)                                         105,000                                        101,219
Tenaska Virginia Partners LP
   6.12%, 3/30/2024 (a)                                         183,999                                        182,898
                                                                              -----------------------------------------
                                                                                                               419,822
                                                                              -----------------------------------------
Electric - Integrated (3.59%)
AmerenUE
   5.40%, 2/ 1/2016                                             320,000                                        312,780
   5.10%, 10/ 1/2019                                            340,000                                        314,878
Appalachian Power Co
   5.29%, 6/29/2007 (b)                                         550,000                                        551,466
Arizona Public Service Co
   6.50%, 3/ 1/2012                                             215,000                                        220,779
   5.80%, 6/30/2014                                             195,000                                        192,076
Carolina Power & Light Co
   5.25%, 12/15/2015                                            245,000                                        236,995
Centerpoint Energy Inc
   5.88%, 6/ 1/2008                                             200,000                                        201,021
Cincinnati Gas & Electric
   5.40%, 6/15/2033                                             125,000                                        109,674
Commonwealth Edison Co
   5.90%, 3/15/2036                                             200,000                                        190,513
Consumers Energy Co
   4.25%, 4/15/2008                                              80,000                                         78,021
Dayton Power & Light Co/The
   5.12%, 10/ 1/2013 (b)                                        250,000                                        242,340
Dominion Resources Inc/VA
   5.05%, 5/15/2006 (b)                                         650,000                                        649,982
   5.26%, 9/28/2007 (b)                                         325,000                                        325,278
Duquesne Light Holdings Inc
   5.50%, 8/15/2015                                             375,000                                        359,049
Entergy Gulf States Inc
   3.60%, 6/ 1/2008                                             200,000                                        191,280
   5.61%, 12/ 8/2008 (a)(b)                                     280,000                                        280,123
Exelon Corp
   4.45%, 6/15/2010                                             150,000                                        143,210
   6.75%, 5/ 1/2011                                             200,000                                        208,805
FirstEnergy Corp
   6.45%, 11/15/2011                                            375,000                                        388,026
Florida Power & Light Co
   5.40%, 9/ 1/2035                                             315,000                                        290,157
Florida Power Corp
   4.80%, 3/ 1/2013                                              75,000                                         71,508
FPL Group Capital Inc
   3.25%, 4/11/2006                                             190,000                                        189,937
Georgia Power Co
   4.93%, 2/17/2009 (b)                                       1,050,000                                      1,053,095
Indianapolis Power & Light
   7.38%, 8/ 1/2007                                             245,000                                        249,983
Midamerican Energy Holdings Co
   4.63%, 10/ 1/2007                                            225,000                                        222,202
   3.50%, 5/15/2008                                             150,000                                        144,102
Nevada Power Co
   6.65%, 4/ 1/2036 (a)(d)                                      350,000                                        348,103
Nisource Finance Corp
   3.20%, 11/ 1/2006                                            185,000                                        182,750

Northeast Utilities
   3.30%, 6/ 1/2008                                             160,000                                        152,539
Northern States Power-Minnesota
   5.25%, 7/15/2035                                             200,000                                        180,884
Ohio Power Co
   4.85%, 1/15/2014                                             210,000                                        197,609
PPL Energy Supply LLC
   5.40%, 8/15/2014                                             255,000                                        246,627
PSEG Power LLC
   6.95%, 6/ 1/2012                                             425,000                                        450,361
Puget Energy Inc
   3.36%, 6/ 1/2008                                             200,000                                        191,583
Southern California Edison Co
   5.00%, 1/15/2016                                             305,000                                        290,632
   5.35%, 7/15/2035                                             210,000                                        189,342
Southwestern Public Service Co
   5.13%, 11/ 1/2006                                            750,000                                        748,421
TXU Electric Delivery Co
   6.38%, 5/ 1/2012                                           1,050,000                                      1,078,747
TXU Energy Co LLC
   6.13%, 3/15/2008                                             150,000                                        151,217
Virginia Electric and Power Co
   5.38%, 2/ 1/2007 (e)                                         500,000                                        499,280
                                                                              -----------------------------------------
                                                                                                            12,647,742
                                                                              -----------------------------------------
Electronic Components - Miscellaneous
(0.14%)
Celestica Inc
   7.88%, 7/ 1/2011                                             150,000                                        153,000
Communications & Power Industries Inc
   8.00%, 2/ 1/2012                                             225,000                                        229,500
Solectron Global Finance Ltd
   8.00%, 3/15/2016 (a)                                         125,000                                        125,312
                                                                              -----------------------------------------
                                                                                                               507,812
                                                                              -----------------------------------------
Electronic Components - Semiconductors
(0.13%)
Chartered Semiconductor Manufacturing Ltd
   6.25%, 4/ 4/2013 (d)                                         330,000                                        327,664
STATS ChipPAC Ltd
   6.75%, 11/15/2011                                            150,000                                        147,000
                                                                              -----------------------------------------
                                                                                                               474,664
                                                                              -----------------------------------------
Electronic Connectors (0.09%)
Thomas & Betts Corp
   6.63%, 5/ 7/2008                                             330,000                                        330,195
                                                                              -----------------------------------------

Electronics - Military (0.03%)
L-3 Communications Corp
   5.88%, 1/15/2015                                             125,000                                        119,063
                                                                              -----------------------------------------

Engines - Internal Combustion (0.15%)
Cummins Inc
   9.50%, 12/ 1/2010 (e)                                        500,000                                        533,750
                                                                              -----------------------------------------

Export & Import Bank (0.05%)
Export-Import Bank Of Korea
   4.50%, 8/12/2009                                             180,000                                        174,834
                                                                              -----------------------------------------

Finance - Auto Loans (0.31%)
Ford Motor Credit Co
   6.50%, 1/25/2007                                             395,000                                        393,488
   5.63%, 10/ 1/2008                                            100,000                                         91,449
General Motors Acceptance Corp
   6.88%, 9/15/2011                                             325,000                                        302,926
Nissan Motor Acceptance Corp
   4.63%, 3/ 8/2010 (a)                                         330,000                                        317,582
                                                                              -----------------------------------------
                                                                                                             1,105,445
                                                                              -----------------------------------------
Finance - Commercial (0.45%)
Caterpillar Financial Services Corp
   4.65%, 7/27/2007 (b)                                         750,000                                        750,579
   5.05%, 12/ 1/2010                                            325,000                                        320,264
CIT Group Inc
   4.95%, 2/15/2007 (b)                                         525,000                                        525,862
                                                                              -----------------------------------------
                                                                                                             1,596,705
                                                                              -----------------------------------------
Finance - Consumer Loans (0.81%)
HSBC Finance Capital Trust IX
   5.91%, 11/30/2035                                            160,000                                        156,981
HSBC Finance Corp
   4.13%, 12/15/2008                                            300,000                                        290,864
   4.13%, 11/16/2009                                            475,000                                        455,000
   5.03%, 11/16/2009 (b)                                        925,000                                        928,410
   7.00%, 5/15/2012                                             150,000                                        160,330
   4.75%, 7/15/2013                                             230,000                                        216,402
SLM Corp
   4.76%, 7/27/2009 (b)                                         650,000                                        649,655
                                                                              -----------------------------------------
                                                                                                             2,857,642
                                                                              -----------------------------------------
Finance - Credit Card (0.33%)
Capital One Bank
   5.00%, 6/15/2009                                             555,000                                        548,416
Capital One Financial Corp
   4.80%, 2/21/2012                                             100,000                                         95,514
MBNA Corp
   5.14%, 5/ 5/2008 (b)                                         500,000                                        503,655
                                                                              -----------------------------------------
                                                                                                             1,147,585
                                                                              -----------------------------------------
Finance - Investment Banker & Broker
(2.68%)
Bear Stearns Cos Inc/The
   5.30%, 10/30/2015                                            140,000                                        135,348
Citigroup Inc
   4.92%, 5/18/2010 (b)                                         850,000                                        851,565
   5.30%, 1/ 7/2016 (e)                                         320,000                                        311,419
   6.63%, 6/15/2032                                             175,000                                        187,399
Credit Suisse USA Inc
   4.84%, 1/15/2010 (b)                                         550,000                                        551,748
E*Trade Financial Corp
   7.38%, 9/15/2013                                             150,000                                        153,000
Goldman Sachs Group Inc
   3.88%, 1/15/2009                                             340,000                                        327,693
   4.94%, 7/23/2009 (b)                                         500,000                                        502,883
   5.02%, 3/ 2/2010 (b)                                         500,000                                        500,259
   6.60%, 1/15/2012                                             420,000                                        440,326
   4.75%, 7/15/2013                                             360,000                                        340,100
   5.15%, 1/15/2014                                             175,000                                        168,724
Jefferies Group Inc
   6.25%, 1/15/2036                                             255,000                                        239,323
JPMorgan Chase & Co
   5.25%, 5/ 1/2015                                             865,000                                        835,260
Lehman Brothers Holdings Inc
   4.97%, 11/10/2009 (b)                                        550,000                                        552,221
Merrill Lynch & Co Inc
   4.96%, 2/ 6/2009 (b)                                         925,000                                        927,678

Merrill Lynch & Co Inc (continued)
   4.93%, 2/ 5/2010 (b)                                         400,000                                        401,069
Morgan Stanley
   4.88%, 1/15/2010 (b)                                       1,325,000                                      1,330,207
   6.75%, 4/15/2011                                             240,000                                        252,636
   5.30%, 3/ 1/2013                                             190,000                                        185,819
   4.75%, 4/ 1/2014                                             245,000                                        228,583
                                                                              -----------------------------------------
                                                                                                             9,423,260
                                                                              -----------------------------------------
Finance - Leasing Company (0.16%)
International Lease Finance Corp
   5.00%, 1/15/2010 (b)                                         550,000                                        552,869
                                                                              -----------------------------------------

Finance - Mortgage Loan/Banker (4.53%)
Countrywide Financial Corp
   5.20%, 12/19/2008 (b)                                        335,000                                        335,464
Countrywide Home Loans Inc
   5.30%, 6/ 2/2006 (b)                                         575,000                                        575,251
   4.25%, 12/19/2007                                            120,000                                        117,745
Fannie Mae
   3.70%, 11/ 1/2007                                            920,000                                        899,690
   2.88%, 5/19/2008                                             425,000                                        406,107
   4.75%, 2/21/2013                                             650,000                                        629,933
   5.12%, 2/25/2018 (b)                                         526,780                                        528,093
   5.07%, 11/25/2022 (b)                                        493,741                                        495,207
   5.02%, 1/25/2023 (b)                                         714,921                                        716,112
   6.25%, 5/15/2029                                             550,000                                        617,542
   7.25%, 5/15/2030                                             960,000                                      1,205,421
   5.12%, 2/25/2032 (b)                                         889,253                                        891,177
   5.07%, 3/25/2035 (b)                                         645,232                                        644,917
Fannie Mae Whole Loan
   5.02%, 5/25/2035 (b)                                         859,176                                        862,288
Freddie Mac
   2.65%, 5/30/2008                                           1,000,000                                        951,032
   4.75%, 5/ 6/2013                                             625,000                                        594,049
   4.63%, 5/28/2013                                             325,000                                        306,442
   4.50%, 7/15/2013                                           1,400,000                                      1,341,454
   5.20%, 6/15/2023 (b)                                         565,516                                        570,586
   6.75%, 3/15/2031                                           1,786,000                                      2,136,219
Residential Capital Corp
   6.33%, 6/29/2007 (b)                                         500,000                                        503,721
   6.00%, 2/22/2011 (e)                                         515,000                                        510,887
Thornburg Mortgage Inc
   8.00%, 5/15/2013                                             125,000                                        124,375
                                                                              -----------------------------------------
                                                                                                            15,963,712
                                                                              -----------------------------------------
Finance - Other Services (0.18%)
American Real Estate Partners LP/American Real
Estate Finance Corp
   7.13%, 2/15/2013                                             100,000                                         98,500
Athena Neurosciences Finance LLC
   7.25%, 2/21/2008                                             125,000                                        123,125
PCCW HKT Capital Ltd
   5.25%, 7/20/2015 (a)                                         460,000                                        426,921
                                                                              -----------------------------------------
                                                                                                               648,546
                                                                              -----------------------------------------
Food - Meat Products (0.10%)
Tyson Foods Inc
   6.60%, 4/ 1/2016                                             360,000                                        355,576
                                                                              -----------------------------------------


Food - Miscellaneous/Diversified (0.28%)
Corn Products International Inc
   8.45%, 8/15/2009                                             290,000                                        313,521
HJ Heinz Co
   6.43%, 12/ 1/2008 (a)(b)                                     325,000                                        330,743
Kraft Foods Inc
   4.63%, 11/ 1/2006                                            350,000                                        348,746
                                                                              -----------------------------------------
                                                                                                               993,010
                                                                              -----------------------------------------
Food - Retail (0.47%)
Delhaize America Inc
   7.38%, 4/15/2006                                             425,000                                        425,192
   8.13%, 4/15/2011                                             175,000                                        188,920
Safeway Inc
   5.31%, 3/27/2009 (b)                                         525,000                                        524,835
   5.80%, 8/15/2012                                             535,000                                        532,951
                                                                              -----------------------------------------
                                                                                                             1,671,898
                                                                              -----------------------------------------
Gas - Distribution (0.24%)
Sempra Energy
   4.75%, 5/15/2009                                             250,000                                        244,795
Southern California Gas Co
   4.99%, 12/ 1/2009 (b)                                        600,000                                        600,826
                                                                              -----------------------------------------
                                                                                                               845,621
                                                                              -----------------------------------------
Home Equity - Other (4.38%)
ACE Securities Corp
   5.05%, 3/25/2035 (b)                                         300,000                                        300,246
   4.93%, 7/25/2035 (b)                                         551,271                                        551,342
Asset Backed Funding Certificates
   5.08%, 2/25/2035 (b)                                         454,286                                        454,441
Bear Stearns Asset Backed Securities Inc
   5.42%, 3/25/2034 (b)                                         635,000                                        634,993
   5.06%, 2/25/2035 (b)                                         850,000                                        850,408
   5.01%, 3/25/2035 (b)                                         800,000                                        800,293
Citigroup Mortgage Loan Trust Inc
   4.94%, 1/25/2036 (b)(c)                                    1,400,000                                      1,400,000
Countrywide Asset-Backed Certificates
   5.14%, 8/25/2032 (b)                                         142,243                                        142,366
Countrywide Home Equity Loan Trust
   4.98%, 3/31/2036 (b)(c)                                    1,750,000                                      1,750,000
First-Citizens Home Equity Loan LLC
   4.96%, 9/15/2022 (a)(b)                                      583,317                                        580,870
Merrill Lynch Mortgage Investors Inc
   5.02%, 2/25/2036 (b)                                         700,000                                        700,263
Morgan Stanley ABS Capital I
   5.04%, 12/25/2034 (b)                                        534,411                                        534,899
   4.92%, 7/25/2035 (b)                                         411,511                                        411,573
New Century Home Equity Loan Trust
   5.11%, 3/25/2035 (b)                                         562,855                                        563,287
   5.09%, 7/25/2035 (b)                                         360,000                                        360,660
Option One Mortgage Loan Trust
   5.35%, 5/25/2034 (b)                                         485,000                                        487,554
   5.87%, 5/25/2034 (b)                                         485,000                                        484,995
   5.12%, 11/25/2034 (b)                                        105,794                                        105,894
   5.06%, 2/25/2035 (b)                                         646,817                                        647,437
Residential Asset Securities Corp
   5.41%, 12/25/2033 (b)                                        750,000                                        754,637
   5.97%, 3/25/2035 (b)                                         250,000                                        251,024
   5.02%, 5/25/2035 (b)                                         850,000                                        850,282

Saxon Asset Securities Trust
   5.95%, 3/25/2035 (b)                                         810,000                                        815,771
Structured Asset Securities Corp
   5.04%, 3/25/2035 (b)                                       1,000,000                                      1,000,342
                                                                              -----------------------------------------
                                                                                                            15,433,577
                                                                              -----------------------------------------
Hotels & Motels (0.10%)
HMH Properties Inc
   7.88%, 8/ 1/2008                                             358,000                                        360,685
                                                                              -----------------------------------------

Independent Power Producer (0.10%)
NRG Energy Inc
   7.25%, 2/ 1/2014                                             225,000                                        228,656
Reliant Energy Inc
   9.50%, 7/15/2013                                             125,000                                        125,156
                                                                              -----------------------------------------
                                                                                                               353,812
                                                                              -----------------------------------------
Industrial Automation & Robots (0.07%)
Intermec Inc
   7.00%, 3/15/2008                                             250,000                                        250,000
                                                                              -----------------------------------------

Insurance Brokers (0.16%)
AON Corp
   8.21%, 1/ 1/2027 (e)                                         170,000                                        194,618
Marsh & McLennan Cos Inc
   4.72%, 7/13/2007 (b)                                         375,000                                        374,580
                                                                              -----------------------------------------
                                                                                                               569,198
                                                                              -----------------------------------------
Investment Companies (0.17%)
Canadian Oil Sands Ltd
   4.80%, 8/10/2009 (a)                                         600,000                                        583,072
                                                                              -----------------------------------------

Investment Management & Advisory
Services (0.11%)
Ameriprise Financial Inc
   5.35%, 11/15/2010                                            400,000                                        395,960
                                                                              -----------------------------------------

Life & Health Insurance (0.36%)
AmerUs Group Co
   5.95%, 8/15/2015                                             165,000                                        163,544
Hartford Life Global Funding Trusts
   5.08%, 9/15/2009 (b)                                         950,000                                        951,987
UnumProvident Corp
   7.38%, 6/15/2032                                             160,000                                        162,269
                                                                              -----------------------------------------
                                                                                                             1,277,800
                                                                              -----------------------------------------
Machinery - Construction & Mining
(0.06%)
Terex Corp
   9.25%, 7/15/2011                                             200,000                                        212,750
                                                                              -----------------------------------------

Machinery - Farm (0.07%)
Case New Holland Inc
   9.25%, 8/ 1/2011                                             125,000                                        133,438
   7.13%, 3/ 1/2014 (a)                                         100,000                                         98,750
                                                                              -----------------------------------------
                                                                                                               232,188
                                                                              -----------------------------------------
Machinery Tools & Related Products
(0.13%)
Kennametal Inc
   7.20%, 6/15/2012                                             425,000                                        451,639
                                                                              -----------------------------------------


Medical  - Outpatient & Home Medical
Care (0.03%)
Select Medical Corp
   7.63%, 2/ 1/2015                                             100,000                                         90,250
                                                                              -----------------------------------------

Medical - Drugs (0.07%)
Teva Pharmaceutical Finance LLC
   5.55%, 2/ 1/2016                                              85,000                                         81,989
   6.15%, 2/ 1/2036                                             170,000                                        160,229
                                                                              -----------------------------------------
                                                                                                               242,218
                                                                              -----------------------------------------
Medical - HMO (0.43%)
Coventry Health Care Inc
   5.88%, 1/15/2012                                             605,000                                        598,950
UnitedHealth Group Inc
   5.80%, 3/15/2036                                             350,000                                        333,294
WellPoint Inc
   5.00%, 1/15/2011                                              80,000                                         78,200
   5.25%, 1/15/2016                                             340,000                                        327,877
   5.85%, 1/15/2036                                             175,000                                        165,345
                                                                              -----------------------------------------
                                                                                                             1,503,666
                                                                              -----------------------------------------
Medical - Hospitals (0.50%)
HCA Inc
   7.13%, 6/ 1/2006                                             250,000                                        250,611
   5.25%, 11/ 6/2008                                            245,000                                        240,788
   6.95%, 5/ 1/2012                                             650,000                                        656,279
   6.30%, 10/ 1/2012                                            100,000                                         97,604
   6.50%, 2/15/2016                                             200,000                                        194,852
Triad Hospitals Inc
   7.00%, 11/15/2013                                            125,000                                        123,125
United Surgical Partners International
   10.00%, 12/15/2011                                           200,000                                        213,000
                                                                              -----------------------------------------
                                                                                                             1,776,259
                                                                              -----------------------------------------
Medical - Wholesale Drug Distribution
(0.09%)
AmerisourceBergen Corp
   5.63%, 9/15/2012 (a)                                         320,000                                        314,720
                                                                              -----------------------------------------

Medical Instruments (0.05%)
Boston Scientific Corp
   5.50%, 11/15/2015                                            170,000                                        169,363
                                                                              -----------------------------------------

Medical Laboratory & Testing Service
(0.33%)
Quest Diagnostics Inc
   6.75%, 7/12/2006                                             875,000                                        878,133
   5.45%, 11/ 1/2015                                            290,000                                        282,610
                                                                              -----------------------------------------
                                                                                                             1,160,743
                                                                              -----------------------------------------
Metal - Diversified (0.12%)
Earle M Jorgensen Co
   9.75%, 6/ 1/2012                                             125,000                                        135,000
Falconbridge Ltd
   5.38%, 6/ 1/2015                                             135,000                                        126,382
Freeport-McMoRan Copper & Gold Inc
   6.88%, 2/ 1/2014                                             175,000                                        175,000
                                                                              -----------------------------------------
                                                                                                               436,382
                                                                              -----------------------------------------
Miscellaneous Manufacturers (0.05%)
Samsonite Corp
   8.88%, 6/ 1/2011                                             150,000                                        158,625
                                                                              -----------------------------------------


Mortgage Backed Securities (12.85%)
Adjustable Rate Mortgage Trust
   5.12%, 11/25/2035 (b)                                        400,000                                        393,274
Banc of America Commercial Mortgage Inc
   5.12%, 2/ 9/2021 (b)(c)(d)                                   325,000                                        325,000
   0.13%, 11/10/2038 (a)(b)                                   3,878,792                                         72,006
   4.67%, 7/10/2043                                             775,000                                        725,596
   4.86%, 7/10/2043                                             775,000                                        735,720
Bear Stearns Adjustable Rate Mortgage Trust
   3.51%, 6/25/2034 (b)                                         295,000                                        282,275
Bear Stearns Commercial Mortgage Securities Inc
   5.07%, 6/15/2017 (a)(b)                                    1,000,000                                      1,000,185
   0.58%, 5/11/2039 (a)(b)                                    2,894,421                                         60,844
Bella Vista Mortgage Trust
   5.03%, 5/20/2045 (b)                                         702,642                                        704,124
Chase Commercial Mortgage Securities Corp
   7.03%, 1/15/2032                                              87,602                                         88,179
   7.63%, 7/15/2032                                             900,000                                        975,987
   7.32%, 10/15/2032                                            850,000                                        906,984
Countrywide Alternative Loan Trust
   5.00%, 10/25/2018                                            461,019                                        446,901
   5.07%, 5/25/2034 (b)                                         575,000                                        575,017
   5.06%, 7/20/2035 (b)(c)                                      764,992                                        768,381
Countrywide Home Loan Mortgage Pass Through
   4.59%, 12/19/2033 (b)                                      1,100,000                                      1,038,538
CS First Boston Mortgage Securities Corp
   5.03%, 11/15/2020 (a)(b)                                     650,000                                        650,803
   1.43%, 3/15/2036 (a)(b)                                    3,755,018                                        125,985
   0.52%, 5/15/2036 (a)(b)                                    5,077,135                                         77,436
   0.64%, 7/15/2036 (a)(b)                                    5,076,799                                        123,539
   0.12%, 11/15/2037 (a)(b)                                   7,642,981                                        158,279
   7.64%, 9/15/2041 (b)                                         160,000                                        172,408
Deutsche ALT-A Securities Inc Alternate
   4.95%, 3/30/2036 (b)(c)                                    1,500,000                                      1,500,000
DLJ Commercial Mortgage Corp
   7.34%, 10/10/2032                                            180,000                                        190,626
Downey Savings & Loan Association Mortgage
   4.89%, 3/30/2036 (b)(c)                                    1,725,000                                      1,725,000
First Union National Bank Commercial Mortgage
   8.09%, 5/17/2032                                             275,000                                        300,405
Ge Capital Commercial Mortgage Corp
   0.64%, 3/10/2040 (a)(b)                                    8,806,158                                        195,188
   4.98%, 5/10/2043 (b)                                       1,580,000                                      1,513,686
   5.33%, 11/10/2045 (b)                                      2,500,000                                      2,480,105
GMAC Commercial Mortgage Securities Inc
   0.88%, 3/10/2038 (a)(b)                                    4,363,180                                        133,862
Greenpoint Mortgage Funding Trust
   5.09%, 6/25/2045 (b)                                         627,596                                        627,812
   5.12%, 6/25/2045 (b)                                         634,671                                        637,277
Greenwich Capital Commercial Funding Corp
   0.36%, 6/10/2036 (a)(b)                                   33,569,387                                        433,851
HSI Asset Securitization Corp Trust
   5.00%, 8/25/2035 (b)                                       1,000,000                                      1,000,137
Impac CMB Trust
   5.29%, 10/25/2033 (b)                                        340,007                                        340,086
   5.32%, 10/25/2033 (b)                                        313,644                                        313,634
   5.31%, 10/25/2034 (b)                                      1,319,777                                      1,323,894
   5.20%, 1/25/2035 (b)                                         566,330                                        567,076
   5.13%, 4/25/2035 (b)                                         427,562                                        427,962
   5.25%, 4/25/2035 (b)                                         393,052                                        393,793
Impac CMB Trust (continued)
   5.12%, 8/25/2035 (b)                                         622,519                                        622,882
Indymac Index Mortgage Loan Trust
   5.05%, 4/25/2035 (b)                                         464,932                                        466,371
   5.15%, 4/25/2035 (b)                                         460,807                                        462,988
JP Morgan Chase Commercial Mortgage Securities
   1.16%, 1/12/2039 (a)(b)                                    3,994,843                                        164,352
   0.07%, 1/15/2042 (a)(b)                                    7,902,005                                        141,003
JP Morgan Mortgage Trust
   4.96%, 11/25/2035 (b)                                      1,100,000                                      1,075,548
   5.41%, 2/25/2036 (b)                                         500,000                                        496,460
LB-UBS Commercial Mortgage Trust
   0.62%, 3/15/2034 (a)(b)                                    2,355,288                                         39,927
   0.19%, 3/15/2036 (a)(b)                                    2,834,201                                         81,189
   1.19%, 3/15/2036 (a)(b)                                    2,503,545                                         96,059
   0.72%, 8/15/2036 (a)(b)                                    3,953,828                                         98,652
Merrill Lynch Mortgage Trust
   0.54%, 2/12/2042 (b)                                      21,357,664                                        371,922
Morgan Stanley Capital I
   7.11%, 4/15/2033                                             110,000                                        115,413
   1.05%, 1/13/2041 (a)(b)                                    2,792,118                                        111,428
   4.79%, 5/24/2043 (a)(b)(c)                                 1,200,000                                      1,200,000
Morgan Stanley Dean Witter Capital I
   0.76%, 4/15/2034 (a)(b)                                    2,908,626                                         62,978
Nomura Asset Acceptance Corp
   5.17%, 2/25/2035 (b)                                         649,283                                        651,018
Sequoia Mortgage Trust
   5.01%, 2/20/2035 (b)                                         537,972                                        537,722
Specialty Underwriting & Residential Finance
   5.33%, 2/25/2035 (b)                                         460,000                                        462,601
   5.05%, 12/25/2035 (b)                                        850,000                                        850,356
   5.05%, 3/25/2036 (b)                                         700,000                                        700,811
Structured Adjustable Rate Mortgage Loan Trust
   4.70%, 7/25/2034 (b)                                       1,200,000                                      1,169,767
   5.07%, 3/25/2035 (b)                                         700,000                                        700,155
Wachovia Bank Commercial Mortgage Trust
   0.12%, 11/15/2035 (a)                                     15,823,566                                        187,414
   0.46%, 10/15/2041 (a)(b)                                  18,074,242                                        348,327
   0.30%, 3/15/2042 (a)(b)                                   28,958,210                                        391,428
   4.94%, 4/15/2042                                           1,300,000                                      1,240,534
Wamu Alternative Mortgage Pass-Through
   5.07%, 2/25/2036 (b)(c)                                      485,207                                        485,207
Washington Mutual Asset Securities Corp
   3.83%, 1/25/2035 (a)                                         829,448                                        792,814
Washington Mutual Inc
   3.97%, 3/25/2033                                             428,881                                        418,480
   3.80%, 6/25/2034 (b)                                         505,000                                        480,719
   4.68%, 5/25/2035 (b)                                         260,000                                        252,925
   5.10%, 4/20/2036 (b)(c)(d)                                 1,400,000                                      1,400,000
   5.05%, 7/25/2044 (b)                                         494,307                                        497,448
   5.13%, 1/25/2045 (b)                                         569,046                                        571,390
   5.35%, 1/25/2045 (b)                                         648,981                                        654,568
   5.05%, 4/25/2045 (b)                                         323,980                                        323,912
   5.09%, 4/25/2045 (b)                                         323,980                                        324,097
   5.11%, 7/25/2045 (b)                                         817,317                                        818,269
   5.07%, 11/25/2045 (b)                                        859,972                                        861,979
                                                                              -----------------------------------------
                                                                                                            45,240,968
                                                                              -----------------------------------------

Multi-line Insurance (0.35%)
ACE Ltd
   6.00%, 4/ 1/2007                                             200,000                                        201,063
ING Groep NV
   5.78%, 12/ 8/2035 (e)                                        325,000                                        316,138
Metlife Inc
   5.25%, 12/ 1/2006                                            700,000                                        699,537
                                                                              -----------------------------------------
                                                                                                             1,216,738
                                                                              -----------------------------------------
Multimedia (0.45%)
News America Inc
   6.63%, 1/ 9/2008                                             255,000                                        260,435
   4.75%, 3/15/2010                                              95,000                                         92,458
   6.20%, 12/15/2034                                            225,000                                        210,716
   6.40%, 12/15/2035 (a)                                        175,000                                        167,324
Time Warner Entertainment Co LP
   8.38%, 3/15/2023                                             570,000                                        644,459
Walt Disney Co
   5.38%, 6/ 1/2007                                             200,000                                        200,042
                                                                              -----------------------------------------
                                                                                                             1,575,434
                                                                              -----------------------------------------
Music (0.04%)
Warner Music Group
   7.38%, 4/15/2014                                             125,000                                        123,750
                                                                              -----------------------------------------

Mutual Insurance (0.05%)
Liberty Mutual Group Inc
   7.00%, 3/15/2034 (a)                                         160,000                                        162,560
                                                                              -----------------------------------------

Networking Products (0.15%)
Cisco Systems Inc
   5.25%, 2/22/2011                                             515,000                                        510,605
                                                                              -----------------------------------------

Non-hazardous Waste Disposal (0.14%)
Allied Waste North America
   8.50%, 12/ 1/2008                                            200,000                                        210,250
Casella Waste Systems Inc
   9.75%, 2/ 1/2013                                             125,000                                        133,750
Waste Management Inc
   5.00%, 3/15/2014                                             150,000                                        142,896
                                                                              -----------------------------------------
                                                                                                               486,896
                                                                              -----------------------------------------
Office Automation & Equipment (0.06%)
Xerox Corp
   6.40%, 3/15/2016 (e)                                         200,000                                        198,500
                                                                              -----------------------------------------

Oil Company - Exploration & Production
(1.09%)
Callon Petroleum Co
   9.75%, 12/ 8/2010                                            150,000                                        157,500
Chesapeake Energy Corp
   6.50%, 8/15/2017 (a)                                         175,000                                        172,812
Clayton Williams Energy Inc
   7.75%, 8/ 1/2013                                             150,000                                        141,000
Compton Petroleum Finance Corp
   7.63%, 12/ 1/2013                                            125,000                                        125,000
Devon Financing Corp ULC
   7.88%, 9/30/2031                                             275,000                                        332,000
Energy Partners Ltd
   8.75%, 8/ 1/2010                                             200,000                                        204,500
Newfield Exploration Co
   8.38%, 8/15/2012                                             555,000                                        593,850
Nexen Inc
   5.05%, 11/20/2013                                            525,000                                        502,628
   7.88%, 3/15/2032                                             125,000                                        148,325
Pogo Producing Co
   6.88%, 10/ 1/2017                                            150,000                                        148,125
Swift Energy Co
   9.38%, 5/ 1/2012                                             175,000                                        186,813
Talisman Energy Inc
   5.13%, 5/15/2015                                             265,000                                        253,871
Vintage Petroleum Inc
   7.88%, 5/15/2011                                             350,000                                        363,946
XTO Energy Inc
   6.25%, 4/15/2013                                              90,000                                         93,097
   5.65%, 4/ 1/2016                                             280,000                                        276,637
   6.10%, 4/ 1/2036                                             140,000                                        136,245
                                                                              -----------------------------------------
                                                                                                             3,836,349
                                                                              -----------------------------------------
Oil Company - Integrated (0.35%)
Husky Energy Inc
   6.15%, 6/15/2019                                             255,000                                        254,015
Occidental Petroleum Corp
   4.00%, 11/30/2007                                            170,000                                        166,537
Petrobras International Finance Co
   9.13%, 2/ 1/2007                                             200,000                                        205,500
   8.38%, 12/10/2018                                            260,000                                        294,450
Petro-Canada
   5.95%, 5/15/2035                                             190,000                                        181,116
Petronas Capital Ltd
   7.88%, 5/22/2022 (a)                                         125,000                                        147,960
                                                                              -----------------------------------------
                                                                                                             1,249,578
                                                                              -----------------------------------------
Oil Field Machinery & Equipment (0.10%)
Cooper Cameron Corp
   2.65%, 4/15/2007                                             350,000                                        338,453
                                                                              -----------------------------------------

Oil Refining & Marketing (0.61%)
Enterprise Products Operating LP
   4.00%, 10/15/2007                                            365,000                                        357,080
   6.38%, 2/ 1/2013                                             150,000                                        153,024
   5.75%, 3/ 1/2035                                             210,000                                        186,833
Premcor Refining Group Inc/The
   9.25%, 2/ 1/2010                                             515,000                                        555,612
   6.75%, 2/ 1/2011                                             550,000                                        573,138
Tesoro Corp
   6.25%, 11/ 1/2012 (a)                                        320,000                                        314,400
                                                                              -----------------------------------------
                                                                                                             2,140,087
                                                                              -----------------------------------------
Paper & Related Products (0.15%)
Abitibi-Consolidated Inc
   8.55%, 8/ 1/2010                                             125,000                                        125,625
Celulosa Arauco y Constitucion SA
   5.13%, 7/ 9/2013                                             105,000                                         99,221
Neenah Paper Inc
   7.38%, 11/15/2014                                            150,000                                        141,000
Plum Creek Timberlands LP
   5.88%, 11/15/2015                                            150,000                                        147,028
                                                                              -----------------------------------------
                                                                                                               512,874
                                                                              -----------------------------------------
Pharmacy Services (0.24%)
Medco Health Solutions Inc
   7.25%, 8/15/2013                                             435,000                                        468,370

Omnicare Inc
   6.75%, 12/15/2013                                             65,000                                         64,675
   6.88%, 12/15/2015                                            325,000                                        324,187
                                                                              -----------------------------------------
                                                                                                               857,232
                                                                              -----------------------------------------
Physician Practice Management (0.09%)
US Oncology Inc
   9.00%, 8/15/2012                                             100,000                                        103,500
   10.75%, 8/15/2014                                            200,000                                        218,500
                                                                              -----------------------------------------
                                                                                                               322,000
                                                                              -----------------------------------------
Pipelines (0.57%)
Boardwalk Pipelines LLC
   5.50%, 2/ 1/2017                                             165,000                                        159,122
Buckeye Partners LP
   4.63%, 7/15/2013                                             325,000                                        302,250
Enbridge Energy Partners LP
   4.00%, 1/15/2009                                             105,000                                        100,451
Energy Transfer Partners LP
   5.65%, 8/ 1/2012 (a)                                         350,000                                        344,079
   5.95%, 2/ 1/2015                                             525,000                                        520,339
Holly Energy Partners LP
   6.25%, 3/ 1/2015                                             150,000                                        141,750
National Fuel Gas Co
   5.25%, 3/ 1/2013                                             190,000                                        184,807
Texas Eastern Transmission LP
   5.25%, 7/15/2007                                             240,000                                        238,628
                                                                              -----------------------------------------
                                                                                                             1,991,426
                                                                              -----------------------------------------
Poultry (0.04%)
Pilgrim's Pride Corp
   9.63%, 9/15/2011                                             150,000                                        156,375
                                                                              -----------------------------------------

Precious Metals (0.25%)
Barrick Gold Finance Co
   7.50%, 5/ 1/2007                                             850,000                                        868,671
                                                                              -----------------------------------------

Printing - Commercial (0.10%)
Cadmus Communications Corp
   8.38%, 6/15/2014                                             150,000                                        150,750
Sheridan Group Inc/The
   10.25%, 8/15/2011                                            200,000                                        205,750
                                                                              -----------------------------------------
                                                                                                               356,500
                                                                              -----------------------------------------
Property & Casualty Insurance (0.53%)
Arch Capital Group Ltd
   7.35%, 5/ 1/2034                                             305,000                                        326,593
Markel Corp
   6.80%, 2/15/2013                                             170,000                                        174,450
St Paul Travelers Cos Inc/The
   5.75%, 3/15/2007                                             575,000                                        574,095
WR Berkley Corp
   5.13%, 9/30/2010                                             655,000                                        635,735
   5.88%, 2/15/2013                                             160,000                                        157,297
                                                                              -----------------------------------------
                                                                                                             1,868,170
                                                                              -----------------------------------------
Publishing - Books (0.15%)
Houghton Mifflin Co
   8.25%, 2/ 1/2011                                             125,000                                        129,375
Reed Elsevier Capital Inc
   6.13%, 8/ 1/2006                                             385,000                                        386,020
                                                                              -----------------------------------------
                                                                                                               515,395
                                                                              -----------------------------------------

Publishing - Newspapers (0.05%)
Block Communications Inc
   8.25%, 12/15/2015 (a)                                        175,000                                        171,500
                                                                              -----------------------------------------

Publishing - Periodicals (0.08%)
American Media Operations Inc
   10.25%, 5/ 1/2009                                            125,000                                        113,438
Dex Media West LLC/Dex Media Finance Co
   8.50%, 8/15/2010                                             150,000                                        158,625
                                                                              -----------------------------------------
                                                                                                               272,063
                                                                              -----------------------------------------
Quarrying (0.05%)
Compass Minerals International Inc
   0.00%, 6/ 1/2013 (b)                                         200,000                                        179,000
                                                                              -----------------------------------------

Real Estate Operator & Developer (0.16%)
EOP Operating LP
   5.88%, 1/15/2013                                             235,000                                        233,760
   4.75%, 3/15/2014                                             350,000                                        322,324
                                                                              -----------------------------------------
                                                                                                               556,084
                                                                              -----------------------------------------
Recreational Centers (0.07%)
AMF Bowling Worldwide Inc
   10.00%, 3/ 1/2010                                            225,000                                        230,625
                                                                              -----------------------------------------

Regional Banks (0.49%)
NB Capital Trust
   7.83%, 12/15/2026                                            700,000                                        737,120
Wachovia Corp
   5.63%, 12/15/2008                                            600,000                                        605,678
   6.38%, 2/ 1/2009                                             150,000                                        153,570
Wells Fargo & Co
   3.12%, 8/15/2008                                             225,000                                        214,737
                                                                              -----------------------------------------
                                                                                                             1,711,105
                                                                              -----------------------------------------
Reinsurance (0.27%)
Platinum Underwriters Finance Inc
   7.50%, 6/ 1/2017                                             500,000                                        501,798
Transatlantic Holdings Inc
   5.75%, 12/14/2015                                            450,000                                        442,749
                                                                              -----------------------------------------
                                                                                                               944,547
                                                                              -----------------------------------------
REITS - Apartments (0.07%)
United Dominion Realty Trust Inc
   6.50%, 6/15/2009                                             235,000                                        243,108
                                                                              -----------------------------------------

REITS - Diversified (0.42%)
iStar Financial Inc
   6.14%, 3/12/2007 (b)                                         425,000                                        428,967
   5.22%, 3/ 3/2008 (b)                                         425,000                                        426,058
   5.65%, 9/15/2011                                             350,000                                        345,216
   5.15%, 3/ 1/2012                                             275,000                                        263,910
                                                                              -----------------------------------------
                                                                                                             1,464,151
                                                                              -----------------------------------------
REITS - Healthcare (0.08%)
Health Care Property Investors Inc
   5.63%, 2/28/2013                                             280,000                                        275,902
                                                                              -----------------------------------------

REITS - Office Property (0.42%)
Brandywine Operating Partnership LP/PA
   5.41%, 4/ 1/2009 (b)                                         525,000                                        524,815
   5.63%, 12/15/2010                                            375,000                                        371,615

HRPT Properties Trust
   5.52%, 3/16/2011 (b)                                         575,000                                        575,211
                                                                              -----------------------------------------
                                                                                                             1,471,641
                                                                              -----------------------------------------
REITS - Regional Malls (0.03%)
Simon Property Group LP
   4.60%, 6/15/2010                                             115,000                                        110,892
                                                                              -----------------------------------------

Rental - Auto & Equipment (0.07%)
NationsRent Cos Inc
   9.50%, 5/ 1/2015                                             100,000                                        108,000
United Rentals North America Inc
   6.50%, 2/15/2012                                             125,000                                        122,500
                                                                              -----------------------------------------
                                                                                                               230,500
                                                                              -----------------------------------------
Retail - Apparel & Shoe (0.05%)
Foot Locker Inc
   8.50%, 1/15/2022                                             175,000                                        185,500
                                                                              -----------------------------------------

Retail - Auto Parts (0.19%)
CSK Auto Inc
   7.00%, 1/15/2014                                             125,000                                        119,062
PEP Boys-Manny Moe & Jack
   6.92%, 7/ 7/2006                                             450,000                                        450,563
   7.50%, 12/15/2014                                            125,000                                        112,500
                                                                              -----------------------------------------
                                                                                                               682,125
                                                                              -----------------------------------------
Retail - Automobile (0.07%)
Asbury Automotive Group Inc
   9.00%, 6/15/2012                                             100,000                                        102,125
Group 1 Automotive Inc
   8.25%, 8/15/2013                                             150,000                                        151,500
                                                                              -----------------------------------------
                                                                                                               253,625
                                                                              -----------------------------------------
Retail - Drug Store (0.04%)
Rite Aid Corp
   9.50%, 2/15/2011                                             150,000                                        158,250
                                                                              -----------------------------------------

Retail - Propane Distribution (0.15%)
Amerigas Partners LP
   7.25%, 5/20/2015                                             100,000                                        100,000
AmeriGas Partners LP/AmeriGas Eagle Finance Corp
   7.13%, 5/20/2016                                             175,000                                        174,125
Inergy LP/Inergy Finance Corp
   6.88%, 12/15/2014                                            150,000                                        142,500
Suburban Propane Partners LP/Suburban Energy
Finance Corp
   6.88%, 12/15/2013                                            100,000                                         96,000
                                                                              -----------------------------------------
                                                                                                               512,625
                                                                              -----------------------------------------
Retail - Restaurants (0.14%)
Landry's Restaurants Inc
   7.50%, 12/15/2014                                            100,000                                         96,500
Yum! Brands Inc
   8.50%, 4/15/2006                                             400,000                                        400,353
                                                                              -----------------------------------------
                                                                                                               496,853
                                                                              -----------------------------------------
Satellite Telecommunications (0.07%)
Intelsat Ltd
   5.25%, 11/ 1/2008                                            200,000                                        189,000
   7.63%, 4/15/2012                                              50,000                                         41,250
                                                                              -----------------------------------------
                                                                                                               230,250
                                                                              -----------------------------------------

Savings & Loans - Thrifts (0.31%)
Washington Mutual Bank
   5.50%, 1/15/2013                                             100,000                                         98,835
Washington Mutual Inc
   4.90%, 1/15/2010 (b)                                       1,000,000                                      1,003,175
                                                                              -----------------------------------------
                                                                                                             1,102,010
                                                                              -----------------------------------------
Schools (0.04%)
Knowledge Learning Corp Inc
   7.75%, 2/ 1/2015 (a)                                         150,000                                        142,875
                                                                              -----------------------------------------

Semiconductor Equipment (0.05%)
MagnaChip Semiconductor SA/MagnaChip Semiconductor
Finance Co
   6.88%, 12/15/2011                                            175,000                                        168,000
                                                                              -----------------------------------------

Sovereign (0.30%)
Mexico Government International Bond
   5.28%, 1/13/2009 (b)(e)                                      385,000                                        389,235
   8.30%, 8/15/2031                                             315,000                                        380,678
South Africa Government International Bond
   6.50%, 6/ 2/2014                                             280,000                                        294,350
                                                                              -----------------------------------------
                                                                                                             1,064,263
                                                                              -----------------------------------------
Special Purpose Entity (0.76%)
BAE Systems Holdings Inc
   6.40%, 12/15/2011 (a)                                        525,000                                        540,110
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp
   10.50%, 10/ 1/2014 (b)                                       150,000                                        116,250
Hexion US Finance Corp/Hexion Nova Scotia
   9.35%, 7/15/2010 (b)                                         175,000                                        177,187
John Hancock Global Funding II
   4.70%, 4/ 3/2009 (a)(b)                                      950,000                                        952,090
MBIA Global Funding LLC
   4.78%, 2/20/2007 (a)(b)                                      750,000                                        749,953
Rio Tinto Finance USA Ltd
   5.75%, 7/ 3/2006                                               5,000                                          5,012
Visant Corp
   7.63%, 10/ 1/2012                                            150,000                                        148,125
                                                                              -----------------------------------------
                                                                                                             2,688,727
                                                                              -----------------------------------------
Specified Purpose Acquisition (0.03%)
Basell AF SCA
   8.38%, 8/15/2015 (a)                                         120,000                                        119,100
                                                                              -----------------------------------------

Supranational Bank (0.22%)
Corp Andina de Fomento
   4.98%, 1/26/2007 (b)                                         500,000                                        500,497
   6.88%, 3/15/2012                                             270,000                                        285,767
                                                                              -----------------------------------------
                                                                                                               786,264
                                                                              -----------------------------------------
Telecommunication Equipment - Fiber
Optics (0.07%)
Corning Inc
   8.30%, 4/ 4/2025                                             235,000                                        242,079
                                                                              -----------------------------------------

Telecommunication Services (0.36%)
Insight Midwest LP/Insight Capital Inc
   10.50%, 11/ 1/2010                                           575,000                                        605,187
TELUS Corp
   7.50%, 6/ 1/2007                                             290,000                                        296,553
   8.00%, 6/ 1/2011                                              50,000                                         55,149

Verizon Global Funding Corp
   4.88%, 8/15/2007 (b)(e)                                      325,000                                        324,967
                                                                              -----------------------------------------
                                                                                                             1,281,856
                                                                              -----------------------------------------
Telephone - Integrated (1.37%)
AT&T Corp
   9.05%, 11/15/2011 (b)                                        375,000                                        405,378
BellSouth Corp
   6.88%, 10/15/2031                                            180,000                                        186,020
British Telecommunications PLC
   8.38%, 12/15/2010                                          1,025,000                                      1,143,278
Deutsche Telekom International Finance
   5.12%, 3/23/2009 (b)                                         700,000                                        700,169
France Telecom SA
   7.75%, 3/ 1/2011 (b)                                         690,000                                        753,557
KT Corp
   4.88%, 7/15/2015 (a)                                         170,000                                        156,505
Northwestern Bell Telephone
   6.25%, 1/ 1/2007                                             250,000                                        250,625
Sprint Capital Corp
   6.90%, 5/ 1/2019                                              10,000                                         10,683
Telecom Italia Capital SA
   4.00%, 1/15/2010                                             640,000                                        601,660
   5.16%, 2/ 1/2011 (b)                                         350,000                                        352,999
Telefonos de Mexico SA de CV
   4.50%, 11/19/2008                                            170,000                                        165,303
Verizon Communications Inc
   5.35%, 2/15/2011                                             100,000                                         98,666
                                                                              -----------------------------------------
                                                                                                             4,824,843
                                                                              -----------------------------------------
Television (0.09%)
BSKYB Finance UK PLC
   5.63%, 10/15/2015 (a)                                        325,000                                        313,235
                                                                              -----------------------------------------

Textile - Home Furnishings (0.04%)
Mohawk Industries Inc
   6.50%, 4/15/2007                                             135,000                                        135,904
                                                                              -----------------------------------------

Theaters (0.03%)
Cinemark USA Inc
   9.00%, 2/ 1/2013                                             100,000                                        106,250
                                                                              -----------------------------------------

Tobacco (0.13%)
RJ Reynolds Tobacco Holdings Inc
   7.75%, 5/15/2006                                             350,000                                        351,750
   6.50%, 7/15/2010                                             100,000                                        100,750
                                                                              -----------------------------------------
                                                                                                               452,500
                                                                              -----------------------------------------
Transport - Equipment & Leasing (0.03%)
Greenbrier Cos Inc
   8.38%, 5/15/2015                                             100,000                                        104,750
                                                                              -----------------------------------------

Transport - Rail (0.05%)
Progress Rail Services Corp/Progress Metal
Reclamation Co
   7.75%, 4/ 1/2012 (a)                                          75,000                                         78,000
Union Pacific Corp
   4.70%, 1/ 2/2024                                             114,063                                        106,407
                                                                              -----------------------------------------
                                                                                                               184,407
                                                                              -----------------------------------------

Transport - Services (0.12%)
Bristow Group Inc
   6.13%, 6/15/2013                                             150,000                                        141,000
CHC Helicopter Corp
   7.38%, 5/ 1/2014                                             150,000                                        153,000
FedEx Corp
   3.50%, 4/ 1/2009                                             145,000                                        137,755
                                                                              -----------------------------------------
                                                                                                               431,755
                                                                              -----------------------------------------
Vitamins & Nutrition Products (0.11%)
NBTY Inc
   7.13%, 10/ 1/2015 (a)                                        100,000                                         94,500
WH Holdings Ltd/WH Capital Corp
   9.50%, 4/ 1/2011                                             275,000                                        297,000
                                                                              -----------------------------------------
                                                                                                               391,500
                                                                              -----------------------------------------
Wire & Cable Products (0.06%)
Superior Essex Communications LLC/Essex Group Inc
   9.00%, 4/15/2012                                             200,000                                        201,000
                                                                              -----------------------------------------

BONDS (63.75%)
Electric - Integrated (3.59%)
Virginia Electric & Power
   5.40%, 1/15/2016                                             335,000                                        322,367
                                                                              -----------------------------------------
TOTAL BONDS                                                                  $                             224,422,911
                                                                              -----------------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (60.12%)
Federal Home Loan Mortgage Corporation
(FHLMC) (13.86%)
   4.50%, 4/ 1/2021 (d)(f)                                      720,000                                        687,150
   4.50%, 4/ 1/2036 (f)                                       1,550,000                                      1,428,906
   5.00%, 4/ 1/2036 (f)                                       9,970,000                                      9,483,962
   5.50%, 4/ 1/2036 (f)                                      16,815,000                                     16,415,644
   6.00%, 4/ 1/2036 (f)                                       1,750,000                                      1,750,546
   6.50%, 4/ 1/2036 (f)                                       3,500,000                                      3,566,717
   6.00%, 5/ 1/2036 (f)                                       1,125,000                                      1,124,297
   5.50%, 3/ 1/2009                                              86,890                                         86,573
   4.50%, 7/ 1/2010                                              84,391                                         82,364
   6.50%, 4/ 1/2016                                              81,293                                         83,035
   5.50%, 9/ 1/2017                                             278,400                                        276,826
   5.00%, 12/ 1/2017                                            930,153                                        909,086
   5.50%, 2/ 1/2018                                             657,634                                        653,821
   5.00%, 5/ 1/2018                                           2,131,890                                      2,083,016
   5.50%, 6/ 1/2024                                           3,800,017                                      3,744,374
   6.50%, 3/ 1/2029                                              57,588                                         58,986
   6.50%, 5/ 1/2029                                              84,439                                         86,492
   7.00%, 12/ 1/2029                                            184,317                                        189,838
   7.50%, 4/ 1/2030                                              60,733                                         63,469
   7.00%, 6/ 1/2030                                              19,253                                         19,829
   7.50%, 9/ 1/2030                                              23,112                                         24,154
   8.00%, 9/ 1/2030                                              94,550                                        100,654
   7.00%, 12/ 1/2030                                             22,444                                         23,115
   7.00%, 1/ 1/2031                                              49,532                                         51,013
   7.00%, 2/ 1/2031                                              21,043                                         21,672
   6.00%, 3/ 1/2031                                             131,077                                        131,334
   7.50%, 3/ 1/2031                                             148,429                                        155,118
   6.00%, 4/ 1/2031                                              19,926                                         19,965
   6.50%, 4/ 1/2031                                              49,388                                         50,482
   7.00%, 6/ 1/2031                                              14,763                                         15,213
   7.00%, 12/ 1/2031                                            161,567                                        166,493
   6.50%, 2/ 1/2032                                              96,203                                         98,333
   6.50%, 5/ 1/2032                                             315,570                                        322,369

   6.00%, 6/ 1/2032                                             457,454                                        458,168
   6.00%, 10/ 1/2032                                            349,035                                        349,580
   5.50%, 3/ 1/2033                                           2,052,582                                      2,008,035
   5.50%, 4/ 1/2033                                           2,041,434                                      1,997,129
                                                                              -----------------------------------------
                                                                                                            48,787,758
                                                                              -----------------------------------------
Federal National Mortgage Association
(FNMA) (16.45%)
   4.50%, 4/ 1/2021 (f)                                       1,830,000                                      1,749,366
   5.00%, 4/ 1/2021 (f)                                       9,675,000                                      9,430,106
   4.50%, 5/ 1/2021 (d)(f)                                    5,550,000                                      5,301,982
   4.50%, 4/ 1/2036 (f)                                       1,550,000                                      1,429,391
   5.00%, 4/ 1/2036 (f)                                      13,560,000                                     12,907,425
   5.50%, 4/ 1/2036 (f)                                       6,060,000                                      5,914,184
   6.00%, 4/ 1/2036 (f)                                       5,635,000                                      5,633,242
   6.50%, 4/ 1/2036 (f)                                       1,690,000                                      1,723,800
   5.00%, 5/ 1/2036 (d)(f)                                    1,800,000                                      1,712,250
   6.50%, 5/ 1/2036 (d)(f)                                      500,000                                        509,375
   6.00%, 5/ 1/2009                                              82,742                                         83,224
   6.00%, 7/ 1/2009                                             258,171                                        260,361
   6.50%, 12/ 1/2010                                             75,286                                         76,488
   5.50%, 6/ 1/2019                                             307,957                                        306,193
   5.50%, 7/ 1/2019                                             410,919                                        408,565
   5.50%, 8/ 1/2019                                             398,874                                        396,589
   5.50%, 10/ 1/2019                                          1,324,358                                      1,316,771
   5.50%, 12/ 1/2022                                            641,428                                        632,471
   6.00%, 5/ 1/2031                                              62,053                                         62,136
   6.50%, 8/ 1/2031                                             240,347                                        245,901
   7.00%, 9/ 1/2031                                              60,024                                         61,882
   7.00%, 2/ 1/2032                                              84,818                                         87,376
   6.50%, 3/ 1/2032                                              62,667                                         64,115
   6.50%, 4/ 1/2032                                             121,473                                        124,280
   7.00%, 5/ 1/2032                                             246,221                                        253,646
   6.00%, 8/ 1/2032                                              25,538                                         25,562
   6.50%, 9/ 1/2032                                             423,123                                        432,605
   5.50%, 7/ 1/2033                                           4,234,418                                      4,141,553
   6.00%, 12/ 1/2033                                          1,001,152                                      1,001,687
   4.24%, 6/ 1/2034 (b)                                         334,066                                        326,898
   4.37%, 7/ 1/2034 (b)                                         204,569                                        200,809
   4.33%, 12/ 1/2034 (b)                                        540,788                                        530,627
   4.61%, 3/ 1/2035 (b)                                         572,388                                        560,173
                                                                              -----------------------------------------
                                                                                                            57,911,033
                                                                              -----------------------------------------
Government National Mortgage
Association (GNMA) (3.08%)
   5.00%, 4/ 1/2036 (f)                                       3,010,000                                      2,914,999
   5.50%, 4/ 1/2036 (f)                                       1,980,000                                      1,960,200
   7.50%, 5/15/2029                                             194,347                                        203,984
   8.00%, 12/15/2030                                             48,410                                         51,768
   7.00%, 3/15/2031                                              65,724                                         68,547
   6.50%, 12/15/2032                                          2,507,540                                      2,600,221
   6.00%, 12/15/2033                                            257,440                                        260,641
   6.50%, 3/20/2028                                              47,363                                         48,658
   6.00%, 7/20/2028                                             214,700                                        216,928
   6.00%, 11/20/2028                                            260,500                                        263,203
   6.00%, 1/20/2029                                             282,544                                        285,367
   6.50%, 5/20/2029                                              37,163                                         38,194
   6.00%, 7/20/2029                                              53,147                                         53,678
   5.50%, 12/20/2033                                          1,687,005                                      1,666,353
   5.50%, 5/20/2035                                             230,552                                        227,664
                                                                              -----------------------------------------
                                                                                                            10,860,405
                                                                              -----------------------------------------

U.S. Treasury (24.98%)
   2.25%, 4/30/2006 (e)                                      10,250,000                                     10,229,982
   2.50%, 5/31/2006 (e)                                      10,000,000                                      9,965,230
   4.50%, 2/15/2009                                           3,500,000                                      3,469,648
   3.63%, 7/15/2009 (e)                                       5,725,000                                      5,517,915
   3.50%, 2/15/2010 (e)                                       7,650,000                                      7,292,600
   5.00%, 2/15/2011 (e)                                       3,200,000                                      3,226,000
   4.88%, 2/15/2012                                           2,950,000                                      2,954,608
   4.38%, 8/15/2012 (e)                                       4,750,000                                      4,626,609
   4.25%, 8/15/2013 (e)                                       5,800,000                                      5,578,423
   4.00%, 2/15/2014                                           2,725,000                                      2,569,378
   4.75%, 5/15/2014                                           1,250,000                                      1,239,062
   4.25%, 11/15/2014 (e)(g)                                   5,050,000                                      4,826,694
   7.25%, 5/15/2016 (e)                                       1,475,000                                      1,744,418
   7.50%, 11/15/2016 (g)                                      5,340,000                                      6,452,637
   8.13%, 8/15/2019 (e)                                       2,350,000                                      3,049,492
   8.00%, 11/15/2021                                          1,865,000                                      2,449,853
   6.25%, 8/15/2023                                           2,755,000                                      3,124,558
   6.00%, 2/15/2026                                           2,075,000                                      2,315,246
   6.75%, 8/15/2026                                             750,000                                        908,379
   6.25%, 5/15/2030 (e)(g)                                    5,465,000                                      6,386,792
                                                                              -----------------------------------------
                                                                                                            87,927,524
                                                                              -----------------------------------------
U.S. Treasury Inflation-Indexed
Obligations (1.75%)
   4.25%, 1/15/2010                                           3,123,396                                      3,355,820
   2.00%, 1/15/2014 (e)                                       2,870,810                                      2,801,845
                                                                              -----------------------------------------
                                                                                                             6,157,665
                                                                              -----------------------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT                                           $                             211,644,385
AGENCY OBLIGATIONS
                                                                              -----------------------------------------
SHORT TERM INVESTMENTS (3.81%)
Commercial Paper (3.81%)
Investment in Joint Trading Account; HSBC Funding
   4.84%, 4/ 3/2006                                          13,395,353                                     13,395,353
                                                                              -----------------------------------------
TOTAL SHORT TERM INVESTMENTS                                                 $                              13,395,353
                                                                              -----------------------------------------
MONEY MARKET FUNDS (13.95%)
BNY Institutional Cash Reserve Fund (h)                      49,124,000                                     49,124,000
                                                                              -----------------------------------------
TOTAL MONEY MARKET FUNDS                                                     $                              49,124,000
                                                                              -----------------------------------------
Total Investments                                                            $                             498,586,649
Liabilities in Excess of Other Assets,                                                                   (146,548,192)
Net - (41.63)%
                                                                              -----------------------------------------
TOTAL NET ASSETS - 100.00%                                                   $                             352,038,457
                                                                              =========================================
                                                                              -----------------------------------------

                                                                              =========================================

(a)        Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $22,483,433 or
           6.39% of net assets.


(b)        Variable Rate
(c)        Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At the end of the period, the value of these securities totaled $12,428,588 or 3.53% of net assets.

(d)        Security purchased on a when-issued basis.
(e)        Security or a portion of the security was on loan at the end of the period.
(f)        Security was purchased in a "to-be-announced" ("TBA") transaction.  See Notes to Financial Statements.
(g)        Security or a portion of the security was pledged as collateral for reverse repurchase agreements.  At the end of the period, the value of these securities totaled $13,371,205 or 3.80% of net assets.

(h)        Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $        1,355,969
Unrealized Depreciation                                   (7,138,838)
                                                    ------------------
Net Unrealized Appreciation (Depreciation)                (5,782,869)
Cost for federal income tax purposes                      504,369,518



                   SCHEDULE OF CREDIT DEFAULT SWAP AGREEMENTS
                                                                                          Unrealized
                                                                        Notional         Appreciation/
Description                                                              Amount         (Depreciation)
--------------------------------------------------------------------------------------------------------
Buy protection for CDX4 HY Index and                $                    4,510,500   $        (159,463)
pay quarterly 3.60% to Morgan Stanley.
Expires June 2010



                    SCHEDULE OF INTEREST RATE SWAP AGREEMENTS
                                                                                           Unrealized
                                                                     Notional             Appreciation/
Description                                                           Amount             (Depreciation)
-----------------------------------------------------------------------------------------------------------
Pay monthly a fixed rate of 4.615% to
Morgan Stanley and receive monthly a               $                     4,650,000      $          120,990
floating rate based on 3-month
LIBOR. Expires August 2010.

                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                       Unrealized
                                                                    Notional                          Appreciation/
Description                                                          Amount                          (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Receive a monthly return equal to the
Lehman ERISA Eligible CMBS Index and               $                     6,500,000     $         (69,171)
pay monthly a floating rate
based on 1-month LIBOR less 5 basis
points with Morgan Stanley. Expires May
2006.


Receive a monthly return equal to the
Lehman ERISA Eligible CMBS Index and                                     6,500,000               (62,310)
pay monthly a floating rate
based on 1-month LIBOR with Morgan
Stanley. Expires May 2006.


Portfolio Summary (unaudited)
-----------------------------------------------------------
Sector                                             Percent
-----------------------------------------------------------
Mortgage Securities                                 47.21%
Government                                          29.88%
Financial                                           29.27%
Asset Backed Securities                             12.16%
Communications                                       4.95%
Consumer, Non-cyclical                               4.88%
Utilities                                            4.14%
Energy                                               2.77%
Consumer, Cyclical                                   2.43%
Industrial                                           2.22%
Basic Materials                                      1.11%
Technology                                           0.51%
Diversified                                          0.10%
Liabilities in Excess                            (-41.63%)
of Other Assets, Net
                                           ----------------
TOTAL NET ASSETS                                   100.00%
                                           ================

Other Assets Summary (unaudited)
-----------------------------------------------------------
Asset Type                                         Percent
-----------------------------------------------------------
Credit Default Swaps                                 0.05%
Interest Rate Swaps                                  0.03%
Total Return Swaps                                   0.04%


Schedule of Investments
March 31, 2006 (unaudited)
Capital Value Account
                                                    Shares
                                                     Held                                        Value
                                                 ------------------------------------------------------------------------
COMMON STOCKS (99.78%)
Advertising Agencies (0.19%)
Omnicom Group Inc                                       6,020      $                                 501,165
                                                                    -----------------------------------------

Advertising Services (0.18%)
Getty Images Inc (a)(b)                                 6,530                                        488,966
                                                                    -----------------------------------------

Aerospace & Defense (1.55%)
General Dynamics Corp                                  28,960                                      1,852,861
Lockheed Martin Corp                                   12,030                                        903,814
Raytheon Co                                            30,600                                      1,402,704
                                                                    -----------------------------------------
                                                                                                   4,159,379
                                                                    -----------------------------------------
Auto/Truck Parts & Equipment - Original
(0.19%)
TRW Automotive Holdings Corp (b)                       22,400                                        521,920
                                                                    -----------------------------------------

Batteries & Battery Systems (0.28%)
Energizer Holdings Inc (b)                             14,200                                        752,600
                                                                    -----------------------------------------

Beverages - Non-alcoholic (1.04%)
Coca-Cola Co/The                                       54,010                                      2,261,399
PepsiCo Inc                                             9,173                                        530,107
                                                                    -----------------------------------------
                                                                                                   2,791,506
                                                                    -----------------------------------------
Building - Residential & Commercial
(0.52%)
DR Horton Inc                                          17,173                                        570,487
Pulte Homes Inc                                        21,620                                        830,641
                                                                    -----------------------------------------
                                                                                                   1,401,128
                                                                    -----------------------------------------
Building & Construction Products -
Miscellaneous (0.28%)
USG Corp (a)(b)                                         7,900                                        750,184
                                                                    -----------------------------------------

Building Products - Cement & Aggregate
(0.60%)
Florida Rock Industries Inc                            15,100                                        848,922
Martin Marietta Materials Inc                           7,080                                        757,772
                                                                    -----------------------------------------
                                                                                                   1,606,694
                                                                    -----------------------------------------
Cable TV (0.22%)
DIRECTV Group Inc/The (b)                              36,400                                        596,960
                                                                    -----------------------------------------

Chemicals - Diversified (1.18%)
Celanese Corp                                          29,200                                        612,324
FMC Corp                                               14,800                                        917,304
Lyondell Chemical Co                                   41,500                                        825,850
Rohm & Haas Co                                         16,600                                        811,242
                                                                    -----------------------------------------
                                                                                                   3,166,720
                                                                    -----------------------------------------
Chemicals - Specialty (0.25%)
Lubrizol Corp                                          15,700                                        672,745
                                                                    -----------------------------------------

Coatings & Paint (0.25%)
Valspar Corp                                           23,900                                        666,093
                                                                    -----------------------------------------

Commercial Banks (1.27%)
AmSouth Bancorp                                        33,400                                        903,470
Bank of Hawaii Corp                                    17,310                                        922,796

Sky Financial Group Inc                                24,500                                        649,250
Zions Bancorporation                                   11,100                                        918,303
                                                                    -----------------------------------------
                                                                                                   3,393,819
                                                                    -----------------------------------------
Commercial Services - Finance (0.31%)
Equifax Inc                                            22,000                                        819,280
                                                                    -----------------------------------------

Computer Aided Design (0.20%)
Autodesk Inc                                           13,600                                        523,872
                                                                    -----------------------------------------

Computers (2.18%)
Hewlett-Packard Co                                    138,880                                      4,569,152
International Business Machines Corp                   15,420                                      1,271,688
                                                                    -----------------------------------------
                                                                                                   5,840,840
                                                                    -----------------------------------------
Computers  -Memory Devices (0.21%)
SanDisk Corp (a)(b)                                     9,600                                        552,192
                                                                    -----------------------------------------

Consumer Products - Miscellaneous (0.23%)
Scotts Miracle-Gro Co/The                              13,200                                        604,032
                                                                    -----------------------------------------

Containers - Paper & Plastic (0.53%)
Pactiv Corp (b)                                        28,100                                        689,574
Sonoco Products Co                                     21,600                                        731,592
                                                                    -----------------------------------------
                                                                                                   1,421,166
                                                                    -----------------------------------------
Cosmetics & Toiletries (0.38%)
Colgate-Palmolive Co                                   17,900                                      1,022,090
                                                                    -----------------------------------------

Data Processing & Management (0.17%)
Fair Isaac Corp                                        11,700                                        463,554
                                                                    -----------------------------------------

Direct Marketing (0.21%)
Harte-Hanks Inc                                        20,200                                        552,470
                                                                    -----------------------------------------

Diversified Manufacturing Operations
(2.18%)
General Electric Co                                   109,110                                      3,794,846
Illinois Tool Works Inc                                 6,200                                        597,122
Ingersoll-Rand Co Ltd (a)                              14,350                                        599,686
ITT Industries Inc                                     15,400                                        865,788
                                                                    -----------------------------------------
                                                                                                   5,857,442
                                                                    -----------------------------------------
Electric - Integrated (5.16%)
Allegheny Energy Inc (b)                               30,170                                      1,021,255
American Electric Power Co Inc                         29,900                                      1,017,198
Cinergy Corp                                            8,100                                        367,821
Duke Energy Corp (a)                                   75,400                                      2,197,910
Edison International                                   36,060                                      1,484,951
Exelon Corp                                            40,270                                      2,130,283
FirstEnergy Corp                                       32,350                                      1,581,915
FPL Group Inc (a)                                      37,360                                      1,499,630
PG&E Corp                                              27,500                                      1,069,750
PPL Corp                                               33,500                                        984,900
TXU Corp                                               10,612                                        474,993
                                                                    -----------------------------------------
                                                                                                  13,830,606
                                                                    -----------------------------------------
Electronic Components - Semiconductors
(0.47%)
Freescale Semiconductor Inc - B Shares                 45,590                                      1,266,034
(b)
                                                                    -----------------------------------------


Electronic Parts Distribution (0.24%)
Arrow Electronics Inc (b)                              20,000                                        645,400
                                                                    -----------------------------------------

Electronics - Military (0.28%)
L-3 Communications Holdings Inc                         8,900                                        763,531
                                                                    -----------------------------------------

Enterprise Software & Services (0.21%)
Sybase Inc (b)                                         26,200                                        553,344
                                                                    -----------------------------------------

Fiduciary Banks (0.37%)
Wilmington Trust Corp                                  23,000                                        997,050
                                                                    -----------------------------------------

Finance - Commercial (0.38%)
CIT Group Inc                                          18,900                                      1,011,528
                                                                    -----------------------------------------

Finance - Investment Banker & Broker
(11.34%)
Bear Stearns Cos Inc/The                               13,430                                      1,862,741
Citigroup Inc (c)                                     225,440                                     10,647,531
Goldman Sachs Group Inc                                19,130                                      3,002,645
JPMorgan Chase & Co                                   121,220                                      5,047,601
Lehman Brothers Holdings Inc                           19,077                                      2,757,199
Merrill Lynch & Co Inc                                 48,440                                      3,815,134
Morgan Stanley                                         52,150                                      3,276,063
                                                                    -----------------------------------------
                                                                                                  30,408,914
                                                                    -----------------------------------------
Finance - Mortgage Loan/Banker (1.64%)
Countrywide Financial Corp                             41,100                                      1,508,370
Fannie Mae                                             25,860                                      1,329,204
Freddie Mac                                            10,700                                        652,700
IndyMac Bancorp Inc                                    22,100                                        904,553
                                                                    -----------------------------------------
                                                                                                   4,394,827
                                                                    -----------------------------------------
Financial Guarantee Insurance (0.30%)
Radian Group Inc                                       13,300                                        801,325
                                                                    -----------------------------------------

Food - Miscellaneous/Diversified (1.04%)
Campbell Soup Co                                       21,800                                        706,320
General Mills Inc                                      25,540                                      1,294,367
Kellogg Co                                             17,900                                        788,316
                                                                    -----------------------------------------
                                                                                                   2,789,003
                                                                    -----------------------------------------
Food - Retail (0.41%)
Kroger Co/The                                          53,750                                      1,094,350
                                                                    -----------------------------------------

Food - Wholesale & Distribution (0.26%)
Supervalu Inc                                          22,400                                        690,368
                                                                    -----------------------------------------

Gas - Distribution (0.79%)
AGL Resources Inc                                      18,200                                        656,110
Energen Corp                                           23,000                                        805,000
Southern Union Co                                      26,800                                        665,444
                                                                    -----------------------------------------
                                                                                                   2,126,554
                                                                    -----------------------------------------
Home Decoration Products (0.28%)
Newell Rubbermaid Inc                                  30,300                                        763,257
                                                                    -----------------------------------------

Instruments - Controls (0.22%)
Mettler Toledo International Inc (b)                    9,600                                        579,264
                                                                    -----------------------------------------


Insurance Brokers (0.41%)
AON Corp                                               26,800                                      1,112,468
                                                                    -----------------------------------------

Internet Security (0.24%)
Checkfree Corp (b)                                     12,800                                        646,400
                                                                    -----------------------------------------

Investment Companies (0.34%)
American Capital Strategies Ltd (a)                    25,540                                        897,987
                                                                    -----------------------------------------

Life & Health Insurance (2.19%)
AmerUs Group Co                                        11,100                                        668,664
Cigna Corp                                             11,230                                      1,466,863
Lincoln National Corp                                  21,680                                      1,183,511
Prudential Financial Inc                               33,700                                      2,554,797
                                                                    -----------------------------------------
                                                                                                   5,873,835
                                                                    -----------------------------------------
Medical - Biomedical/Gene (0.18%)
Genzyme Corp (b)                                        7,250                                        487,345
                                                                    -----------------------------------------

Medical - Drugs (5.09%)
Abbott Laboratories                                    21,000                                        891,870
King Pharmaceuticals Inc (b)                           38,200                                        658,950
Merck & Co Inc                                         87,300                                      3,075,579
Pfizer Inc                                            284,960                                      7,101,203
Wyeth                                                  39,600                                      1,921,392
                                                                    -----------------------------------------
                                                                                                  13,648,994
                                                                    -----------------------------------------
Medical - HMO (0.90%)
Aetna Inc                                              18,300                                        899,262
WellPoint Inc (b)                                      19,440                                      1,505,239
                                                                    -----------------------------------------
                                                                                                   2,404,501
                                                                    -----------------------------------------
Metal - Copper (0.34%)
Phelps Dodge Corp (a)                                  11,200                                        901,936
                                                                    -----------------------------------------

Metal - Diversified (0.23%)
Freeport-McMoRan Copper & Gold Inc                     10,400                                        621,608
                                                                    -----------------------------------------

Metal Processors & Fabrication (0.28%)
Precision Castparts Corp                               12,800                                        760,320
                                                                    -----------------------------------------

Multi-line Insurance (3.78%)
American Financial Group Inc/OH                        16,300                                        678,243
American International Group Inc                       52,220                                      3,451,220
Assurant Inc                                           23,900                                      1,177,075
Genworth Financial Inc                                 25,100                                        839,093
Hartford Financial Services Group Inc                  19,000                                      1,530,450
HCC Insurance Holdings Inc                             18,400                                        640,320
Metlife Inc                                            37,600                                      1,818,712
                                                                    -----------------------------------------
                                                                                                  10,135,113
                                                                    -----------------------------------------
Multimedia (2.71%)
McGraw-Hill Cos Inc/The                                14,140                                        814,747
Meredith Corp                                          15,100                                        842,429
Time Warner Inc                                       217,780                                      3,656,526
Viacom Inc (b)                                         30,960                                      1,201,248
Walt Disney Co                                         26,600                                        741,874
                                                                    -----------------------------------------
                                                                                                   7,256,824
                                                                    -----------------------------------------

Office Supplies & Forms (0.23%)
Avery Dennison Corp                                    10,500                                        614,040
                                                                    -----------------------------------------

Oil - Field Services (0.19%)
Halliburton Co (a)                                      6,800                                        496,536
                                                                    -----------------------------------------

Oil & Gas Drilling (0.78%)
ENSCO International Inc                                15,100                                        776,895
Helmerich & Payne Inc                                  11,010                                        768,718
Pride International Inc (b)                            17,100                                        533,178
                                                                    -----------------------------------------
                                                                                                   2,078,791
                                                                    -----------------------------------------
Oil Company - Exploration & Production
(1.52%)
Burlington Resources Inc                               21,300                                      1,957,683
Devon Energy Corp                                      34,760                                      2,126,269
                                                                    -----------------------------------------
                                                                                                   4,083,952
                                                                    -----------------------------------------
Oil Company - Integrated (10.89%)
Chevron Corp (a)                                       78,410                                      4,545,428
ConocoPhillips (a)                                     56,894                                      3,592,856
Exxon Mobil Corp (c)                                  268,285                                     16,327,825
Marathon Oil Corp                                      28,770                                      2,191,411
Occidental Petroleum Corp                              27,496                                      2,547,504
                                                                    -----------------------------------------
                                                                                                  29,205,024
                                                                    -----------------------------------------
Oil Field Machinery & Equipment (0.20%)
Cooper Cameron Corp (b)                                11,900                                        524,552
                                                                    -----------------------------------------

Optical Supplies (0.26%)
Bausch & Lomb Inc                                      10,980                                        699,426
                                                                    -----------------------------------------

Paper & Related Products (0.24%)
Louisiana-Pacific Corp                                 24,100                                        655,520
                                                                    -----------------------------------------

Pipelines (0.37%)
Questar Corp                                           14,082                                        986,444
                                                                    -----------------------------------------

Printing - Commercial (0.30%)
RR Donnelley & Sons Co                                 24,630                                        805,894
                                                                    -----------------------------------------

Property & Casualty Insurance (1.76%)
Chubb Corp                                             19,500                                      1,861,080
Commerce Group Inc                                     12,800                                        676,352
First American Corp                                    14,500                                        567,820
Safeco Corp                                            15,300                                        768,213
WR Berkley Corp                                        14,350                                        833,161
                                                                    -----------------------------------------
                                                                                                   4,706,626
                                                                    -----------------------------------------
Regional Banks (9.24%)
Bank of America Corp (c)                              170,930                                      7,784,152
Comerica Inc                                           23,960                                      1,388,961
Keycorp                                                46,800                                      1,722,240
PNC Financial Services Group Inc                       28,020                                      1,886,026
SunTrust Banks Inc                                     22,390                                      1,629,096
US Bancorp                                             99,100                                      3,022,550
Wachovia Corp                                          75,011                                      4,204,367
Wells Fargo & Co                                       48,940                                      3,125,798
                                                                    -----------------------------------------
                                                                                                  24,763,190
                                                                    -----------------------------------------
REITS - Apartments (1.13%)
Archstone-Smith Trust                                  27,740                                      1,352,880
AvalonBay Communities Inc                               8,900                                        970,990
Essex Property Trust Inc                                6,600                                        717,618
                                                                    -----------------------------------------
                                                                                                   3,041,488
                                                                    -----------------------------------------
REITS - Office Property (0.38%)
Boston Properties Inc                                  10,900                                      1,016,425
                                                                    -----------------------------------------

REITS - Regional Malls (0.77%)
CBL & Associates Properties Inc                        20,900                                        887,205
Simon Property Group Inc (a)                           14,060                                      1,183,009
                                                                    -----------------------------------------
                                                                                                   2,070,214
                                                                    -----------------------------------------
REITS - Shopping Centers (1.26%)
Federal Realty Invs Trust                               9,700                                        729,440
Kimco Realty Corp                                      24,280                                        986,739
Pan Pacific Retail Properties Inc                      13,900                                        985,510
Weingarten Realty Investors                            16,500                                        672,375
                                                                    -----------------------------------------
                                                                                                   3,374,064
                                                                    -----------------------------------------
Retail - Apparel & Shoe (0.70%)
AnnTaylor Stores Corp (b)                              16,400                                        603,356
Claire's Stores Inc                                    18,000                                        653,580
Nordstrom Inc                                          15,540                                        608,857
                                                                    -----------------------------------------
                                                                                                   1,865,793
                                                                    -----------------------------------------
Retail - Consumer Electronics (0.24%)
Circuit City Stores Inc                                26,800                                        656,064
                                                                    -----------------------------------------

Retail - Major Department Store (0.38%)
JC Penney Co Inc                                       16,880                                      1,019,721
                                                                    -----------------------------------------

Retail - Office Supplies (0.37%)
Office Depot Inc (b)                                   26,800                                        998,032
                                                                    -----------------------------------------

Retail - Restaurants (1.57%)
Darden Restaurants Inc                                 20,000                                        820,600
McDonald's Corp                                        81,600                                      2,803,776
Panera Bread Co (b)                                     7,600                                        571,368
                                                                    -----------------------------------------
                                                                                                   4,195,744
                                                                    -----------------------------------------
Savings & Loans - Thrifts (0.69%)
Golden West Financial Corp (a)                         20,910                                      1,419,789
Washington Mutual Inc (a)                              10,100                                        430,462
                                                                    -----------------------------------------
                                                                                                   1,850,251
                                                                    -----------------------------------------
Steel - Producers (0.72%)
Nucor Corp                                             18,500                                      1,938,615
                                                                    -----------------------------------------

Telecommunication Equipment (0.23%)
Harris Corp                                            13,200                                        624,228
                                                                    -----------------------------------------

Telephone - Integrated (5.85%)
AT&T Inc (a)                                          161,901                                      4,377,803
BellSouth Corp                                         97,300                                      3,371,445
CenturyTel Inc                                         20,000                                        782,400
Qwest Communications International Inc                156,300                                      1,062,840
(a)(b)
Sprint Nextel Corp                                     60,940                                      1,574,690
Verizon Communications Inc                            132,952                                      4,528,345
                                                                    -----------------------------------------
                                                                                                  15,697,523
                                                                    -----------------------------------------
Therapeutics (0.26%)
Gilead Sciences Inc (b)                                11,400                                        709,308
                                                                    -----------------------------------------


Tobacco (2.16%)
Altria Group Inc                                       58,824                                      4,168,269
Loews Corp - Carolina Group                            14,600                                        690,142
Reynolds American Inc (a)                               8,730                                        921,015
                                                                    -----------------------------------------
                                                                                                   5,779,426
                                                                    -----------------------------------------
Tools - Hand Held (0.25%)
Black & Decker Corp (a)                                 7,700                                        669,053
                                                                    -----------------------------------------

Toys (0.32%)
Mattel Inc                                             46,700                                        846,671
                                                                    -----------------------------------------

Transport - Rail (1.42%)
Burlington Northern Santa Fe Corp                      28,210                                      2,350,739
Norfolk Southern Corp                                  27,000                                      1,459,890
                                                                    -----------------------------------------
                                                                                                   3,810,629
                                                                    -----------------------------------------
Wireless Equipment (0.42%)
Motorola Inc                                           49,420                                      1,132,212
                                                                    -----------------------------------------
TOTAL COMMON STOCKS                                                $                             267,504,959
                                                                    -----------------------------------------
                                                  Principal
                                                    Amount                                       Value
                                                 ------------------------------------------------------------------------
SHORT TERM INVESTMENTS (0.09%)
Commercial Paper (0.09%)
Investment in Joint Trading Account; HSBC Funding
   4.84%, 4/ 3/2006                                   243,888                                        243,888
                                                                    -----------------------------------------
TOTAL SHORT TERM INVESTMENTS                                       $                                 243,888
                                                                    -----------------------------------------
MONEY MARKET FUNDS (9.98%)
BNY Institutional Cash Reserve Fund (c)            26,763,000                                     26,763,000
                                                                    -----------------------------------------
TOTAL MONEY MARKET FUNDS                                           $                              26,763,000
                                                                    -----------------------------------------
Total Investments                                                  $                             294,511,847
Liabilities in Excess of Other Assets,                                                          (26,404,109)
Net - (9.85)%
                                                                    -----------------------------------------
TOTAL NET ASSETS - 100.00%                                         $                             268,107,738
                                                                    =========================================
                                                                    -----------------------------------------

                                                                    =========================================

(a)        Security or a portion of the security was on loan at the end of the period.
(b)        Non-Income Producing Security
(c)        Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $       38,042,694
Unrealized Depreciation                                     (3,647,743)
                                                      ------------------
Net Unrealized Appreciation (Depreciation)                   34,394,951
Cost for federal income tax purposes                        260,116,896


Portfolio Summary (unaudited)
------------------------------------------------------------------------
Sector                                                          Percent
------------------------------------------------------------------------
Financial                                                        47.31%
Energy                                                           13.94%
Consumer, Non-cyclical                                           13.04%
Communications                                                   10.26%
Industrial                                                        8.12%
Utilities                                                         5.95%
Consumer, Cyclical                                                4.58%
Technology                                                        3.43%
Basic Materials                                                   3.22%
Liabilities in Excess                                          (-9.85%)
of Other Assets, Net
                                                  ----------------------
TOTAL NET ASSETS                                                100.00%
                                                  ======================


Schedule of Investments
March 31, 2006 (unaudited)
Diversified International Account
                                                                   Shares
                                                                    Held                              Value
                                                    -------------------------------------------------------------
COMMON STOCKS (97.50%)
Advertising Sales (0.03%)
SR Teleperformance                                               2,857      $                       104,760
                                                                             -------------------------------

Advertising Services (0.09%)
Publicis Groupe                                                  7,497                              292,136
                                                                             -------------------------------

Aerospace & Defense (0.67%)
BAE Systems PLC                                                156,706                            1,145,015
Rolls-Royce Group PLC                                          134,837                            1,071,759
Rolls-Royce Group PLC                                        7,254,230                               12,583
                                                                             -------------------------------
                                                                                                  2,229,357
                                                                             -------------------------------
Aerospace & Defense Equipment (0.55%)
Cobham PLC                                                     328,149                            1,067,230
Zodiac SA                                                       11,901                              771,230
                                                                             -------------------------------
                                                                                                  1,838,460
                                                                             -------------------------------
Agricultural Operations (0.07%)
Astra Agro Lestari Tbk PT                                      172,500                              117,696
Astral Foods Ltd                                                 6,513                               91,971
Provimi SA                                                         327                               10,012
                                                                             -------------------------------
                                                                                                    219,679
                                                                             -------------------------------
Airlines (0.27%)
Air France-KLM                                                  30,257                              711,443
Asiana Airlines (a)                                             11,813                               92,155
Thai Airways International Public                               81,700                               97,674
Limited (a)(b)
                                                                             -------------------------------
                                                                                                    901,272
                                                                             -------------------------------
Airport Development & Maintenance (0.05%)
Grupo Aeroportuario del Pacifico SA de                           4,922                              157,258
ADR (a)
                                                                             -------------------------------

Apparel Manufacturers (0.27%)
Gerry Weber International AG                                       456                                9,464
Gildan Activewear (a)                                           13,652                              646,439
Handsome Co Ltd                                                  1,830                               36,538
Sanei-International Co Ltd                                       1,431                               67,069
Youngone Corp                                                   34,560                              139,784
                                                                             -------------------------------
                                                                                                    899,294
                                                                             -------------------------------
Applications Software (0.41%)
Azure Dynamics Corp (a)                                          7,984                                8,213
Infosys Technologies Ltd                                           534                               35,725
Sage Group PLC                                                 241,197                            1,152,601
Satyam Computer Services Ltd ADR                                 3,970                              173,727
                                                                             -------------------------------
                                                                                                  1,370,266
                                                                             -------------------------------
Audio & Video Products (1.03%)
Canon Electronics Inc                                            2,264                               85,770
D&M Holdings Inc                                                 9,789                               38,164
Matsushita Electric Industrial Co Ltd                           75,000                            1,662,217
Sony Corp                                                       35,700                            1,648,996
                                                                             -------------------------------
                                                                                                  3,435,147
                                                                             -------------------------------
Auto - Car & Light Trucks (1.75%)
Bayerische Motoren Werke AG                                     19,253                            1,060,110
Dongfeng Motor Group Co Ltd (a)                                272,000                              119,177

Hyundai Motor Co                                                 3,446                              289,753
Tata Motors Ltd ADR                                              6,265                              130,563
Toyota Motor Corp                                               78,033                            4,252,498
                                                                             -------------------------------
                                                                                                  5,852,101
                                                                             -------------------------------
Auto - Medium & Heavy Duty Trucks (0.06%)
Mahindra & Mahindra Ltd                                         12,770                              179,680
Nissan Diesel Motor Co Ltd                                       5,921                               33,471
                                                                             -------------------------------
                                                                                                    213,151
                                                                             -------------------------------
Auto/Truck Parts & Equipment - Original
(1.52%)
Aisin Seiki Co Ltd                                              26,500                            1,028,646
Brembo SpA                                                       4,056                               37,746
Denso Corp                                                      47,600                            1,875,922
Futaba Industrial Co Ltd                                         2,665                               65,050
Haldex AB                                                        1,567                               37,196
Keihin Corp                                                      4,494                              122,643
Mikuni Corp                                                      2,399                               14,761
Mitsuba Corp                                                     2,393                               29,773
NGK Spark Plug Co Ltd                                           73,000                            1,698,322
Nippon Seiki Co Ltd                                              2,708                               56,804
Nissin Kogyo Co Ltd                                              4,014                               82,158
Sogefi SpA                                                       2,953                               20,441
Unipres Corp                                                     1,424                               15,520
                                                                             -------------------------------
                                                                                                  5,084,982
                                                                             -------------------------------
Beverages - Non-alcoholic (0.07%)
Asahi Soft Drinks Co Ltd                                         1,927                               27,078
Coca-Cola Femsa SA de CV                                        60,147                              201,314
                                                                             -------------------------------
                                                                                                    228,392
                                                                             -------------------------------
Beverages - Wine & Spirits (0.48%)
C&C Group PLC                                                   14,987                              101,565
Davide Campari-Milano SpA                                        9,901                               87,107
Diageo PLC                                                      84,780                            1,333,051
Mercian Corp                                                    23,875                               73,655
                                                                             -------------------------------
                                                                                                  1,595,378
                                                                             -------------------------------
Brewery (0.85%)
InBev NV                                                        29,583                            1,385,461
Kirin Brewery Co Ltd                                            91,000                            1,235,546
Royal UNIBREW A/S                                                  476                               48,244
Wolverhampton & Dudley Brew PLC                                  7,139                              158,130
                                                                             -------------------------------
                                                                                                  2,827,381
                                                                             -------------------------------
Broadcasting Services & Programming
(0.03%)
TV Azteca SA de CV                                             146,987                               91,350
                                                                             -------------------------------

Building - Heavy Construction (1.17%)
ACS Actividades Cons y Serv                                     53,982                            2,094,371
Aker Kvaerner ASA                                               16,978                            1,500,452
CFE (CIE Francois D'enter)                                          19                               19,751
NCC AB                                                           2,903                               77,290
Sambu Construction Co Ltd                                          590                               16,152
Severfield-Rowen PLC                                             1,262                               24,560
Veidekke ASA                                                     1,072                               42,633
YTL Corp Bhd                                                   105,800                              146,502
                                                                             -------------------------------
                                                                                                  3,921,711
                                                                             -------------------------------
Building - Maintenance & Service (0.04%)
Babcock International Group                                     24,464                              135,470
                                                                             -------------------------------


Building - Mobil Home & Manufactured
Housing (0.00%)
Maisons France Confort                                             147                               10,051
                                                                             -------------------------------

Building - Residential & Commercial
(0.15%)
Desarrolladora Homex SA de CV ADR (a)                            5,839                              206,292
Kaufman & Broad SA                                                 492                               57,515
Persimmon PLC                                                    6,782                              156,222
Sare Holding SA de CV (a)                                       79,174                               89,835
                                                                             -------------------------------
                                                                                                    509,864
                                                                             -------------------------------
Building & Construction - Miscellaneous
(1.13%)
Ando Corp                                                        5,758                               16,446
Aveng Ltd                                                       41,199                              157,057
Ballast Nedam (a)                                                  860                               36,634
Boskalis Westminster                                               188                               12,126
Bouygues                                                        22,841                            1,212,065
Eiffage                                                          5,363                              880,053
Galliford Try PLC - Rights (a)(b)                                  388                                  101
Galliford Try PLC                                                9,324                               19,731
JM AB                                                            3,410                              216,579
Koninklijke BAM Groep NV                                         7,582                              767,981
Leighton Holdings Ltd                                            8,856                              112,087
Morgan Sindall PLC                                               4,211                               92,178
Orascom Construction Industries                                  2,815                              115,279
Samwhan Corp                                                     1,085                               22,221
Sjaelso Gruppen                                                    167                               66,621
United Group Ltd                                                 3,273                               30,036
                                                                             -------------------------------
                                                                                                  3,757,195
                                                                             -------------------------------
Building & Construction Products -
Miscellaneous (0.18%)
CSR Ltd                                                         40,445                              128,623
K Wah International Holdings Ltd                               140,725                               45,337
Kingspan Group PLC                                              19,152                              292,029
Okabe Co Ltd                                                     6,440                               27,836
Sika AG (a)                                                        114                              116,892
                                                                             -------------------------------
                                                                                                    610,717
                                                                             -------------------------------
Building Products - Cement & Aggregate
(1.37%)
Adelaide Brighton Ltd                                           67,899                              126,848
Cementir SpA                                                     6,036                               43,462
Cemex SA de CV                                                  79,238                              515,730
Holcim Ltd                                                      14,474                            1,149,635
India Cements Ltd (a)                                           52,642                              195,259
Pretoria Portland Cement Co Ltd                                  2,760                              187,597
Rinker Group Ltd                                                99,304                            1,405,549
Taiheiyo Cement Corp                                           195,124                              940,974
                                                                             -------------------------------
                                                                                                  4,565,054
                                                                             -------------------------------
Cable TV (0.02%)
Vivax SA (a)                                                     6,835                               81,934
                                                                             -------------------------------

Casino Hotels (0.02%)
Genting Bhd                                                     11,259                               72,755
                                                                             -------------------------------

Cellular Telecommunications (1.97%)
America Movil SA de CV ADR                                      16,651                              570,463
China Mobile Hong Kong Ltd                                     389,814                            2,047,065
Cosmote Mobile Telecommunications SA                            23,760                              549,188
Digi.Com BHD (a)                                                38,987                               89,446
Far EasTone Telecommunications Co Ltd                          140,600                              165,927
LG Telecom Ltd (a)                                             109,819                              924,530
MobileOne Ltd                                                   41,290                               59,964
Okinawa Cellular Telephone Co                                       12                               28,172
SK Telecom Co Ltd                                                1,440                              285,288
Telepark Corp                                                       19                               50,725
Virgin Mobile Holdings UK PLC                                    8,565                               56,009
Vodafone Group PLC                                             841,708                            1,759,277
                                                                             -------------------------------
                                                                                                  6,586,054
                                                                             -------------------------------
Ceramic Products (0.01%)
Krosaki Harima Corp                                              5,711                               32,526
                                                                             -------------------------------

Chemicals - Diversified (1.26%)
K+S AG                                                          13,415                            1,081,200
Mitsubishi Gas Chemical Co Inc                                 149,342                            1,817,570
Nan Ya Plastics Corp                                           102,000                              151,646
NOF Corp                                                        18,400                              112,593
Soken Chemical & Engineering Co Ltd                                710                               27,680
Sumitomo Chemical Co Ltd                                       125,904                            1,022,256
                                                                             -------------------------------
                                                                                                  4,212,945
                                                                             -------------------------------
Chemicals - Plastics (0.00%)
Sekisui Jushi Corp                                               1,446                               12,157
                                                                             -------------------------------

Chemicals - Specialty (0.38%)
Auriga Industries                                                1,273                               36,952
Givaudan                                                           223                              170,981
Tokyo Ohka Kogyo Co Ltd                                          3,836                              118,991
Umicore                                                          6,269                              867,133
Victrex Plc                                                      4,784                               61,198
                                                                             -------------------------------
                                                                                                  1,255,255
                                                                             -------------------------------
Circuit Boards (0.07%)
Ibiden Co Ltd                                                    3,714                              187,289
Simm Tech Co Ltd                                                 4,000                               39,644
                                                                             -------------------------------
                                                                                                    226,933
                                                                             -------------------------------
Coatings & Paint (0.01%)
Sakata INX Corp                                                  2,068                               10,499
Wattyl Ltd                                                       7,424                               17,522
                                                                             -------------------------------
                                                                                                     28,021
                                                                             -------------------------------
Commercial Banks (16.21%)
ABN AMRO Holding NV                                             82,435                            2,468,042
Amagerbanken A/S                                                   262                               82,850
Australia & New Zealand Banking Group                           40,188                              759,383
Ltd
Banca Intesa SpA                                               272,390                            1,625,097
Banca Monte dei Paschi di Siena SpA                            157,788                              886,954
Banca Popolare di Verona e Novara Scrl                           7,154                              189,079
Banco Bilbao Vizcaya Argentaria SA                             116,128                            2,419,977
Banco do Brasil SA                                               7,838                              194,993
Banco Macro Bansud SA ADR                                        3,620                               83,007
Banco Sabadell SA                                               10,187                              334,085
Banco Santander Central Hispano SA                             191,775                            2,796,535
BanColombia SA ADR                                               2,997                              104,595
Bank Hapoalim BM                                                31,066                              143,990
Bank of Communications Co Ltd (a)(c)                           273,000                              171,508
Bank of Iwate Ltd/The                                              417                               28,839
Bank of Nagoya Ltd/The                                           2,371                               18,648
Bank of the Philippine Islands                                 136,011                              166,159
Bank Rakyat Indonesia                                          634,500                              272,318
Barclays PLC                                                   222,616                            2,600,636
BNP Paribas                                                     28,660                            2,658,457
BNP Paribas (a)                                                  2,866                              256,828

Canadian Imperial Bank of Commerce (a)                          19,592                            1,444,293
Commerzbank AG                                                  42,038                            1,670,654
Credit Agricole SA                                              35,365                            1,374,217
Credito Emiliano SpA                                             5,163                               70,790
Daegu Bank                                                      58,380                            1,090,513
Daito Bank Ltd/The                                               5,877                               13,150
Danske Bank A/S                                                 30,555                            1,132,208
DNB NOR ASA                                                    125,282                            1,684,655
Forstaedernes Bank A/S                                             123                               16,755
HSBC Holdings PLC                                              263,020                            4,404,805
ICICI Bank Ltd ADR                                               4,999                              138,372
Julius Baer Holding AG                                          11,222                            1,012,414
Jyske Bank (a)                                                  16,456                              904,652
Kagoshima Bank Ltd/The                                           3,386                               26,545
KBC Groep NV                                                    18,290                            1,961,050
Keiyo Bank Ltd/The                                              15,168                              104,385
Kookmin Bank                                                     4,006                              345,910
Mitsubishi UFJ Financial Group Inc                                  81                            1,235,698
Mizuho Financial Group Inc                                         350                            2,856,598
Natexis Banques Populaires                                         357                               96,255
National Bank of Greece SA                                      33,009                            1,549,906
Oita Bank Ltd/The                                                3,531                               28,011
Piraeus Bank SA                                                 35,536                            1,075,102
Pusan Bank                                                      26,097                              381,390
Raiffeisen International Bank Holding AS                         2,128                              181,295
(a)
Royal Bank of Canada                                            30,600                            1,291,306
San-In Godo Bank Ltd/The                                         2,548                               26,346
Sberbank RF                                                      1,429                              210,063
Shiga Bank Ltd/The                                               4,342                               32,752
Siam Commercial Bank Public (a)(b)                              79,600                              132,001
Skandinaviska Enskilda Banken AB                                59,673                            1,477,718
Societe Generale                                                17,554                            2,636,265
Spar Nord Bank A/S                                                  95                               20,074
Sparebanken Midt-Norge                                           2,155                               25,859
Sparebanken Rogaland                                               438                               13,548
Sumitomo Mitsui Financial Group Inc                                183                            2,016,273
Sumitomo Trust & Banking Co Ltd/The                            146,000                            1,685,329
Tokushima Bank Ltd/The                                           1,267                               10,298
Westpac Banking Corp                                            84,960                            1,443,029
Wing Hang Bank Ltd                                               8,000                               67,166
                                                                             -------------------------------
                                                                                                 54,149,630
                                                                             -------------------------------
Commercial Services (0.13%)
Aggreko Plc                                                     12,922                               70,996
ITE Group PLC                                                    2,541                                5,730
Nomura Co Ltd                                                    2,532                               16,502
SGS SA                                                             153                              141,427
So-net M3 Inc (a)                                                   22                              118,027
Venture Link Co Ltd                                             18,471                               72,638
                                                                             -------------------------------
                                                                                                    425,320
                                                                             -------------------------------
Computer Services (0.04%)
Alten (a)                                                        2,292                               77,053
HIQ International AB                                             3,814                               22,560
Sopra Group SA                                                     341                               29,443
                                                                             -------------------------------
                                                                                                    129,056
                                                                             -------------------------------
Computer Software (0.03%)
Totvs SA (a)                                                     5,435                               89,390
                                                                             -------------------------------


Computers (0.19%)
High Tech Computer Corp                                         17,200                              470,623
Wistron Corp (a)                                               144,000                              172,601
                                                                             -------------------------------
                                                                                                    643,224
                                                                             -------------------------------
Computers - Integrated Systems (0.02%)
Hitachi Systems & Services Ltd                                   2,485                               66,553
                                                                             -------------------------------

Computers  -Memory Devices (0.05%)
Quanta Storage Inc                                             111,200                              152,474
                                                                             -------------------------------

Consulting Services (0.10%)
ASK Planning Center Inc                                          3,552                               27,876
Assystem                                                         1,483                               43,736
Intage Inc                                                         736                               17,996
KK DaVinci Advisors (a)                                            100                              135,605
Savills PLC                                                      4,758                              103,905
                                                                             -------------------------------
                                                                                                    329,118
                                                                             -------------------------------
Cosmetics & Toiletries (0.09%)
Milbon Co Ltd                                                      600                               23,290
Natura Cosmeticos SA                                            14,000                              165,761
Oriflame Cosmetics SA                                            2,990                               99,555
                                                                             -------------------------------
                                                                                                    288,606
                                                                             -------------------------------
Diagnostic Equipment (0.01%)
Draegerwerk AG                                                     406                               26,674
                                                                             -------------------------------

Distribution & Wholesale (0.51%)
Alesco Corp Ltd                                                  4,435                               30,612
Buhrmann NV                                                      8,240                              145,587
Inabata & Co Ltd                                                 2,913                               26,343
Itochu-Shokuhin Co Ltd                                             346                               13,870
Shinwa Co Ltd/Nagoya                                               500                               14,747
Univar NV                                                        1,335                               75,123
Wolseley PLC                                                    54,484                            1,336,300
Yuasa Trading Co Ltd (a)                                        28,215                               64,565
                                                                             -------------------------------
                                                                                                  1,707,147
                                                                             -------------------------------
Diversified Financial Services (0.92%)
Acta Holding ASA                                                32,246                              128,240
Cathay Financial Holding Co Ltd                                 26,000                               46,466
Chinatrust Financial Holding Co                                106,000                               75,285
Hana Financial Group Inc                                         2,483                              117,536
Investec Ltd                                                     3,657                              185,683
Investec PLC                                                     2,834                              144,767
Sampo Oyj                                                       71,095                            1,494,445
Shin Kong Financial Holding Co Ltd                             248,379                              204,342
Shinhan Financial Group Co Ltd                                  10,002                              447,782
Woori Finance Holdings Co Ltd                                   11,480                              228,029
                                                                             -------------------------------
                                                                                                  3,072,575
                                                                             -------------------------------
Diversified Manufacturing Operations
(0.47%)
Charter PLC (a)                                                118,188                            1,510,868
Senior PLC                                                      13,040                               15,550
Ten Cate NV                                                        443                               52,002
                                                                             -------------------------------
                                                                                                  1,578,420
                                                                             -------------------------------
Diversified Minerals (2.63%)
Anglo American PLC                                              22,210                              854,853
Antofagasta PLC                                                 10,062                              373,669
BHP Billiton PLC                                               193,363                            3,528,375
Dowa Mining Co Ltd                                              86,000                            1,024,070

EuroZinc Mining Corp (a)                                        73,273                              127,502
Inmet Mining Corp                                                4,821                              143,729
Teck Cominco Ltd                                                24,909                            1,604,374
Xstrata PLC                                                     35,210                            1,139,628
                                                                             -------------------------------
                                                                                                  8,796,200
                                                                             -------------------------------
Diversified Operations (0.47%)
Alfa SA de CV                                                   31,672                              180,584
Bergman & Beving AB                                              1,286                               22,606
GS Holdings Corp                                                 3,340                               98,999
Hunting Plc                                                     14,155                               96,368
Imperial Holdings Ltd                                            8,017                              222,387
Swire Pacific Ltd                                               98,500                              964,075
                                                                             -------------------------------
                                                                                                  1,585,019
                                                                             -------------------------------
Electric - Generation (0.43%)
British Energy Group PLC (a)                                    79,622                              898,392
CEZ                                                              4,480                              155,711
Ratchaburi Electricity Generating                              146,654                              149,878
Holding PLC (a)(b)
Tractebel Energia SA                                            25,413                              214,136
                                                                             -------------------------------
                                                                                                  1,418,117
                                                                             -------------------------------
Electric - Integrated (2.84%)
ASM Brescia SpA                                                  8,619                               29,153
E.ON AG                                                         21,071                            2,316,601
EDP - Energias do Brasil SA                                     10,568                              145,623
Fortis Inc                                                       4,576                               87,982
Fortum Oyj                                                      53,584                            1,350,073
Iberdrola SA                                                    31,152                            1,004,295
International Power PLC                                        431,680                            2,119,015
Korea Electric Power Corp                                        7,380                              309,889
MVV Energie AG                                                     414                               10,636
Okinawa Electric Power Co Inc/The                                  792                               47,457
RWE AG                                                          13,218                            1,150,101
Verbund - Oesterreichische                                       2,055                              912,681
Elektrizitaetswirtschafts AG
                                                                             -------------------------------
                                                                                                  9,483,506
                                                                             -------------------------------
Electric Products - Miscellaneous (0.12%)
LG Electronics Inc                                               3,530                              286,280
Nordisk Solar Co                                                    78                                6,957
Ultra Electronics Holdings                                       6,125                              113,837
                                                                             -------------------------------
                                                                                                    407,074
                                                                             -------------------------------
Electric-Transmission (0.09%)
Red Electrica de Espana                                          2,944                               94,839
Terna SpA                                                       72,054                              189,217
                                                                             -------------------------------
                                                                                                    284,056
                                                                             -------------------------------
Electronic Components - Miscellaneous
(0.89%)
AddTech AB                                                         468                                6,365
AU Optronics Corp                                              159,000                              239,083
Chemring Group PLC                                               3,315                               68,023
HON HAI Precision Industry Co Ltd                               96,857                              599,872
Hoya Corp                                                       44,800                            1,803,543
Jurong Technologies Industrial Corp Ltd                         72,449                               71,636
Koa Corp                                                         4,156                               52,835
Nihon Dempa Kogyo Co Ltd                                         2,000                               90,686
U-Shin Ltd                                                       2,588                               29,172
                                                                             -------------------------------
                                                                                                  2,961,215
                                                                             -------------------------------
Electronic Components - Semiconductors
(0.90%)
Hynix Semiconductor Inc (a)                                      9,007                              267,897
Icos Vision Systems NV (a)                                       1,025                               52,457
MediaTek Inc                                                     9,900                              114,545

Samsung Electronics Co Ltd                                       2,012                            1,304,544
Shinko Electric Industries                                       2,910                               87,801
SOITEC (a)                                                      34,550                            1,173,631
                                                                             -------------------------------
                                                                                                  3,000,875
                                                                             -------------------------------
Electronic Measurement Instruments
(0.03%)
V Technology Co Ltd                                                  7                               96,110
                                                                             -------------------------------

Electronic Parts Distribution (0.01%)
Macnica Inc                                                        478                               13,490
Marubun Corp                                                     1,511                               22,795
                                                                             -------------------------------
                                                                                                     36,285
                                                                             -------------------------------
Energy - Alternate Sources (0.07%)
Solarworld AG                                                      942                              247,122
                                                                             -------------------------------

Engineering - Research & Development
Services (0.81%)
ABB Ltd (a)                                                    129,498                            1,630,059
Arcadis NV                                                         533                               22,820
Bradken Ltd                                                      7,363                               26,776
Downer EDI Ltd                                                  14,811                               93,676
Keller Group PLC                                                 1,515                               11,963
Larsen & Toubro Ltd                                              3,957                              216,003
Macmahon Holdings Ltd                                           11,316                                6,899
WorleyParsons Ltd                                               51,860                              695,939
                                                                             -------------------------------
                                                                                                  2,704,135
                                                                             -------------------------------
Enterprise Software & Services (0.52%)
Autonomy Corp PLC (a)                                           11,060                               93,283
Linedata Services                                                  263                                8,084
SAP AG                                                           7,532                            1,634,300
                                                                             -------------------------------
                                                                                                  1,735,667
                                                                             -------------------------------
Environmental Monitoring & Detection
(0.01%)
Munters AB                                                       1,067                               36,211
                                                                             -------------------------------

E-Services - Consulting (0.01%)
Transcom WorldWide SA (a)                                        2,934                               32,940
                                                                             -------------------------------

Feminine Health Care Products (0.09%)
Hengan International Group Co Ltd                              184,044                              291,725
                                                                             -------------------------------

Finance - Consumer Loans (0.11%)
African Bank Investments Ltd                                    44,320                              216,549
Nissin Co Ltd                                                  135,400                              148,035
                                                                             -------------------------------
                                                                                                    364,584
                                                                             -------------------------------
Finance - Credit Card (0.03%)
UFJ NICOS Co Ltd                                                 9,637                              101,687
                                                                             -------------------------------

Finance - Investment Banker & Broker
(2.42%)
Canaccord Capital Inc                                            2,089                               37,246
Credit Suisse Group                                              9,296                              520,337
Daewoo Securities Co Ltd                                        14,629                              231,107
Daiwa Securities Group Inc                                      87,000                            1,164,277
Nomura Holdings Inc                                            108,538                            2,414,715
Takagi Securities Co Ltd                                         7,179                               52,630
UBS AG                                                          33,481                            3,668,730
                                                                             -------------------------------
                                                                                                  8,089,042
                                                                             -------------------------------
Finance - Leasing Company (0.93%)
Banca Italease (a)                                               4,985                              245,709

Century Leasing System Inc                                       2,619                               43,950
Fuyo General Lease Co Ltd                                        1,719                               71,679
ORIX Corp                                                        8,762                            2,721,648
STB Leasing Co Ltd                                                 480                                9,357
                                                                             -------------------------------
                                                                                                  3,092,343
                                                                             -------------------------------
Finance - Mortgage Loan/Banker (0.02%)
Paragon Group of Cos PLC                                         6,342                               81,294
                                                                             -------------------------------

Finance - Other Services (1.14%)
Australian Stock Exchange Ltd                                    4,327                              100,891
Cabcharge Australia Ltd                                          2,548                               12,064
Deutsche Boerse AG                                              13,275                            1,911,874
London Stock Exchange PLC                                       88,715                            1,624,975
SFE Corp Ltd                                                    12,417                              144,407
                                                                             -------------------------------
                                                                                                  3,794,211
                                                                             -------------------------------
Financial Guarantee Insurance (0.05%)
Euler Hermes SA                                                  1,395                              175,569
                                                                             -------------------------------

Fisheries (0.06%)
Cermaq ASA                                                       4,000                               52,721
PAN Fish ASA (a)                                               135,216                              133,921
                                                                             -------------------------------
                                                                                                    186,642
                                                                             -------------------------------
Food - Confectionery (0.01%)
Barry Callebaut AG (a)                                             114                               46,931
                                                                             -------------------------------

Food - Dairy Products (0.00%)
Delta Holdings SA                                                  981                               14,840
                                                                             -------------------------------

Food - Flour & Grain (0.00%)
Samyang Genex Co Ltd                                               132                                9,319
                                                                             -------------------------------

Food - Miscellaneous/Diversified (1.36%)
Daesang Corp                                                    14,486                              241,520
Groupe Danone                                                   16,460                            2,013,827
J-Oil Mills Inc                                                 11,888                               69,319
Nestle SA                                                        6,124                            1,813,512
Nisshin Oillio Group Ltd/The                                    11,591                               89,396
Pulmuone Co Ltd                                                    529                               20,961
Tiger Brands Ltd                                                 4,794                              135,238
Unicharm Petcare Corp                                            1,004                               38,887
Universal Robina Corp                                          335,000                              116,229
                                                                             -------------------------------
                                                                                                  4,538,889
                                                                             -------------------------------
Food - Retail (0.02%)
Spar Group Ltd/The                                              10,509                               65,207
                                                                             -------------------------------

Food - Wholesale & Distribution (0.05%)
Metcash Ltd                                                     32,170                              102,307
Rock Field Co Ltd                                                  639                               13,322
Valor Co Ltd                                                     2,246                               48,731
                                                                             -------------------------------
                                                                                                    164,360
                                                                             -------------------------------
Footwear & Related Apparel (0.08%)
Geox SpA                                                         9,756                              129,869
Grendene SA                                                      9,059                               73,453
Prime Success International Group                               80,114                               53,686
                                                                             -------------------------------
                                                                                                    257,008
                                                                             -------------------------------

Gambling (Non-Hotel) (0.27%)
OPAP SA                                                         23,257                              887,680
                                                                             -------------------------------

Gold Mining (0.08%)
Harmony Gold Mining Co Ltd (a)                                  15,271                              247,725
Northgate Minerals Corp (a)                                      8,680                               20,907
                                                                             -------------------------------
                                                                                                    268,632
                                                                             -------------------------------
Home Furnishings (0.07%)
Nobia AB                                                         3,400                               88,122
Steinhoff International Holdings Ltd (a)                        35,962                              129,509
                                                                             -------------------------------
                                                                                                    217,631
                                                                             -------------------------------
Human Resources (0.22%)
Brunel International                                             1,122                               37,747
Michael Page International Plc                                 115,511                              682,723
Robert Walters Plc                                               5,578                               19,689
                                                                             -------------------------------
                                                                                                    740,159
                                                                             -------------------------------
Import & Export (1.49%)
Itochu Corp                                                    120,000                            1,028,223
Mitsubishi Corp                                                 86,135                            1,956,452
Sumitomo Corp                                                  140,000                            1,988,643
                                                                             -------------------------------
                                                                                                  4,973,318
                                                                             -------------------------------
Industrial Audio & Video Products (0.01%)
Intelligent Digital Integrated Security                          1,930                               27,808
                                                                             -------------------------------

Instruments - Scientific (0.04%)
Lasertec Corp                                                    2,208                               76,912
Ulvac Inc                                                        1,729                               71,657
                                                                             -------------------------------
                                                                                                    148,569
                                                                             -------------------------------
Insurance Brokers (0.01%)
April Group                                                        592                               30,075
                                                                             -------------------------------

Internet Content - Entertainment (0.03%)
Buongiorno Vitaminic SpA (a)                                    13,488                               79,409
Monstermob Group PLC (a)                                         4,651                               28,478
                                                                             -------------------------------
                                                                                                    107,887
                                                                             -------------------------------
Investment Management & Advisory
Services (0.07%)
Aberdeen Asset Management PLC                                   59,669                              196,389
Record Investments Ltd                                           5,279                               39,900
                                                                             -------------------------------
                                                                                                    236,289
                                                                             -------------------------------
Leisure & Recreation Products (0.39%)
CTS Eventim AG (a)                                                 799                               26,851
Sega Sammy Holdings Inc                                         31,500                            1,276,125
                                                                             -------------------------------
                                                                                                  1,302,976
                                                                             -------------------------------
Life & Health Insurance (0.33%)
Metropolitan Holdings Ltd                                       65,889                              151,242
Resolution Plc                                                  67,294                              782,637
Sanlam Ltd                                                      67,990                              181,983
                                                                             -------------------------------
                                                                                                  1,115,862
                                                                             -------------------------------
Lottery Services (0.07%)
Intralot SA-Integrated Lottery Systems                           5,972                              156,104
Tattersall's Ltd                                                37,867                               89,374
                                                                             -------------------------------
                                                                                                    245,478
                                                                             -------------------------------
Machinery - Construction & Mining (1.25%)
Aichi Corp                                                       2,819                               23,748
Atlas Copco AB                                                  60,734                            1,706,602

Hitachi Construction Machinery Co Ltd                           32,700                              859,141
Komatsu Ltd                                                     77,000                            1,465,082
Takeuchi Manufacturing Co Ltd                                    1,702                               74,289
Wajax Income Fund                                                1,202                               38,689
                                                                             -------------------------------
                                                                                                  4,167,551
                                                                             -------------------------------
Machinery - Electrical (0.02%)
Disco Corp                                                       1,100                               72,159
                                                                             -------------------------------

Machinery - Farm (0.44%)
Kubota Corp                                                    136,404                            1,468,201
                                                                             -------------------------------

Machinery - General Industry (0.94%)
Alstom RGPT (a)                                                 10,771                              901,993
Andritz AG                                                         893                              129,886
Frigoglass SA                                                    1,279                               17,645
Furukawa Co Ltd                                                 17,825                               46,228
Makino Milling Machine Co Ltd                                   12,202                              153,055
MAN AG                                                          17,963                            1,247,763
MMI Holding Ltd                                                117,246                               55,067
Nabtesco Corp                                                   10,393                              128,778
Okuma Holdings Inc                                               8,197                              112,267
Pinguely-Haulotte                                                5,351                              161,889
Sintokogio Ltd                                                   5,450                               78,754
Toshiba Machine Co Ltd                                           7,903                               92,098
                                                                             -------------------------------
                                                                                                  3,125,423
                                                                             -------------------------------
Machinery - Material Handling (0.01%)
Fuji Machine Manufacturing Co Ltd                                1,764                               32,442
                                                                             -------------------------------

Machinery - Thermal Processing (0.01%)
Denyo Co Ltd                                                     2,256                               33,269
                                                                             -------------------------------

Medical - Biomedical/Gene (0.04%)
Crucell NV (a)                                                   3,981                              112,010
Fornix Biosciences NV                                              300                                9,581
                                                                             -------------------------------
                                                                                                    121,591
                                                                             -------------------------------
Medical - Drugs (4.96%)
Active Biotech AB (a)                                            1,412                               13,497
AstraZeneca PLC                                                 53,620                            2,697,183
Chong Kun Dang Pharm Corp                                        1,501                               63,194
Daewoong Pharmaceutical Co Ltd                                   3,860                              187,111
Dr Reddy's Laboratories Ltd ADR                                  6,385                              200,489
GlaxoSmithKline PLC                                             73,698                            1,925,158
Hikma Pharmaceuticals PLC (a)                                   24,763                              171,381
Merck KGaA                                                       7,684                              729,215
Nippon Shinyaku Co Ltd                                           1,000                                8,628
Novartis AG                                                     56,479                            3,133,280
Recordati SpA                                                    8,771                               68,568
Roche Holding AG                                                20,185                            2,997,979
Rohto Pharmaceutical Co Ltd                                     57,317                              626,168
Sanofi-Aventis                                                  24,649                            2,341,586
Takeda Pharmaceutical Co Ltd                                    13,400                              762,048
Tsumura & Co                                                    24,000                              630,562
                                                                             -------------------------------
                                                                                                 16,556,047
                                                                             -------------------------------
Medical - Generic Drugs (0.10%)
Teva Pharmaceutical Industries Ltd ADR                           8,141                              335,246
                                                                             -------------------------------


Medical Instruments (0.04%)
Gyrus Group PLC (a)                                             13,697                               91,647
Nihon Kohden Corp                                                3,106                               54,228
                                                                             -------------------------------
                                                                                                    145,875
                                                                             -------------------------------
Medical Laboratory & Testing Service
(0.03%)
BioMerieux                                                         520                               29,262
BML Inc                                                            831                               15,565
CML Healthcare Income Fund                                       4,265                               53,413
                                                                             -------------------------------
                                                                                                     98,240
                                                                             -------------------------------
Medical Products (0.43%)
Phonak Holding AG                                               25,116                            1,426,030
                                                                             -------------------------------

Metal - Aluminum (0.11%)
Aluminum Corp of China Ltd                                     158,000                              166,962
Aluminum of Greece S.A.I.C.                                      2,840                               65,781
Hindalco Industries Ltd (c)                                     33,252                              133,008
                                                                             -------------------------------
                                                                                                    365,751
                                                                             -------------------------------
Metal - Diversified (1.20%)
AUR Resources Inc                                                8,693                              110,507
JSC MMC Norilsk Nickel - ADR (a)(b)                              2,780                              108,420
MMC Norilsk Nickel ADR                                           2,696                              259,490
Rio Tinto PLC                                                   55,707                            2,825,353
Zinifex Ltd                                                    102,867                              699,751
                                                                             -------------------------------
                                                                                                  4,003,521
                                                                             -------------------------------
Metal - Iron (0.05%)
Novolipetsk Steel (a)(b)                                         8,727                              178,903
                                                                             -------------------------------

Metal Processors & Fabrication (0.11%)
Ahresty Corp                                                       935                               23,932
Catcher Technology Co Ltd                                       21,904                              197,078
Nippon Filcon Co Ltd/Tokyo                                       1,856                               36,808
Ryobi Ltd                                                        5,717                               41,912
Tocalo Co Ltd                                                    1,885                               70,933
                                                                             -------------------------------
                                                                                                    370,663
                                                                             -------------------------------
Metal Products - Distribution (0.02%)
Daiichi Jitsugyo Co Ltd                                          2,898                               15,817
Furusato Industries Ltd                                          1,154                               25,234
Onoken Co Ltd                                                      449                                7,048
Sato Shoji Corp                                                  1,294                               16,999
                                                                             -------------------------------
                                                                                                     65,098
                                                                             -------------------------------
Miscellaneous Manufacturers (0.05%)
Fenner Plc                                                       5,152                               18,141
Mecalux SA (a)                                                   1,742                               55,105
RHI AG (a)                                                       3,052                               99,057
                                                                             -------------------------------
                                                                                                    172,303
                                                                             -------------------------------
Mortgage Banks (0.06%)
Bradford & Bingley PLC                                          24,205                              209,608
                                                                             -------------------------------

Multi-line Insurance (3.43%)
Allianz AG                                                      12,448                            2,077,931
Alm. Brand Skadesforsikring A/S (a)                              1,151                               66,635
AXA SA                                                          68,122                            2,387,411
Baloise Holding AG                                              13,393                              952,580
Fondiaria-Sai SpA                                               25,078                            1,000,583
Grupo Catalana Occidente SA                                        577                               76,075
ING Groep NV 7.20%                                              68,273                            2,693,443
Porto Seguro SA (a)                                             16,184                              275,872
Zurich Financial Services AG                                     8,188                            1,918,793
                                                                             -------------------------------
                                                                                                 11,449,323
                                                                             -------------------------------
Multimedia (0.02%)
Corus Entertainment - B Shares (a)                               2,116                               64,935
                                                                             -------------------------------

Non-Ferrous Metals (0.14%)
Grupo Mexico SA de CV                                           85,128                              241,632
Hudbay Minerals (a)                                             16,577                              138,828
Korea Zinc Co Ltd                                                  560                               43,917
Poongsan Corp                                                    2,380                               53,888
                                                                             -------------------------------
                                                                                                    478,265
                                                                             -------------------------------
Office Automation & Equipment (0.99%)
Canon Inc                                                       36,940                            2,438,873
Neopost SA                                                       7,969                              865,042
                                                                             -------------------------------
                                                                                                  3,303,915
                                                                             -------------------------------
Oil - Field Services (0.65%)
Bourbon SA                                                       1,010                              110,431
CCS Income Trust                                                   958                               30,261
Fugro NV                                                        26,130                            1,003,978
Peak Energy Services Trust                                       2,144                               22,366
Petrofac Ltd (a)                                                 9,222                               51,667
Trican Well Service Ltd                                         20,778                              948,422
                                                                             -------------------------------
                                                                                                  2,167,125
                                                                             -------------------------------
Oil & Gas Drilling (0.31%)
AOC Holdings Inc                                                 5,863                              108,077
Ensign Energy Services Inc                                      21,569                              830,146
Sinvest ASA (a)                                                  5,298                               97,074
                                                                             -------------------------------
                                                                                                  1,035,297
                                                                             -------------------------------
Oil Company - Exploration & Production
(0.74%)
CNOOC Ltd                                                      271,299                              209,771
Daylight Energy Trust                                            4,961                               51,796
EnCana                                                          18,258                              852,958
Find Energy Ltd (a)                                              3,991                               34,758
Focus Energy Trust                                               1,483                               30,141
JKX Oil & Gas PLC                                                8,945                               48,214
NovaTek OAO (b)                                                  5,362                              206,437
OAO Gazprom ADR                                                  4,032                              369,331
Oil & Natural Gas Corp Ltd                                       6,338                              186,499
PTT Public (a)                                                  26,257                              157,967
Synenco Energy Inc (a)                                           2,546                               53,142
Total Gabon                                                         16                               13,167
Tullow Oil PLC                                                  40,806                              239,590
                                                                             -------------------------------
                                                                                                  2,453,771
                                                                             -------------------------------
Oil Company - Integrated (6.34%)
BG Group PLC                                                   199,101                            2,486,518
BP PLC                                                         286,356                            3,285,653
China Petroleum & Chemical Corp                                331,566                              192,278
ENI SpA                                                        111,319                            3,163,069
Husky Energy Inc                                                19,063                            1,154,467
LUKOIL ADR                                                      10,055                              833,559
Mol Magyar Olaj- es Gazipari Rt                                  1,600                              163,971
OMV AG                                                          14,606                              975,689
PetroChina Co Ltd                                              393,219                              410,456
Petroleo Brasileiro SA ADR                                       8,250                              715,027
Royal Dutch Shell PLC - A Shares                                24,888                              777,656
Royal Dutch Shell PLC - B Shares                                66,741                            2,168,284
Sasol Ltd                                                        4,667                              176,399

Star Energy Group PLC (a)                                        4,436                               25,584
Statoil ASA                                                     35,953                            1,035,391
Total SA                                                        13,703                            3,610,067
                                                                             -------------------------------
                                                                                                 21,174,068
                                                                             -------------------------------
Oil Field Machinery & Equipment (0.05%)
APL ASA (a)                                                        916                               14,376
KS Energy Services Ltd                                          10,023                               19,078
Total Energy Services Trust                                      3,426                               49,925
Western Lakota Energy Services Inc (a)                           5,449                               84,075
                                                                             -------------------------------
                                                                                                    167,454
                                                                             -------------------------------
Oil Refining & Marketing (0.10%)
Bharat Petroleum Corp Ltd                                        5,163                               49,273
SK Corp                                                          2,160                              144,941
Thai Oil Public (a)(b)                                          90,715                              153,932
                                                                             -------------------------------
                                                                                                    348,146
                                                                             -------------------------------
Optical Supplies (0.08%)
Cie Generale d'Optique Essilor                                   3,106                              276,644
International SA
                                                                             -------------------------------

Paper & Related Products (0.26%)
Mitsubishi Paper Mills Ltd (a)                                  16,000                               34,851
Rengo Co Ltd                                                   106,412                              821,606
                                                                             -------------------------------
                                                                                                    856,457
                                                                             -------------------------------
Petrochemicals (0.07%)
Honam Petrochemical Corp                                         4,024                              244,343
                                                                             -------------------------------

Photo Equipment & Supplies (0.21%)
Olympus Corp                                                    23,000                              674,464
Tamron Co Ltd                                                    1,400                               22,782
                                                                             -------------------------------
                                                                                                    697,246
                                                                             -------------------------------
Pipelines (0.00%)
Australian Pipeline Trust                                        2,575                                7,950
                                                                             -------------------------------

Platinum (0.09%)
Impala Platinum Holdings Ltd                                     1,476                              278,942
Northam Platinum Ltd                                             3,407                               17,133
                                                                             -------------------------------
                                                                                                    296,075
                                                                             -------------------------------
Power Converter & Supply Equipment
(0.54%)
Bharat Heavy Electricals (a)                                     4,912                              248,758
Delta Electronics Inc (a)                                       33,000                               76,770
Schneider Electric SA                                           13,754                            1,483,023
                                                                             -------------------------------
                                                                                                  1,808,551
                                                                             -------------------------------
Precious Metals (0.03%)
Gammon Lake Resources Inc (a)                                    5,791                              103,847
                                                                             -------------------------------

Printing - Commercial (0.03%)
Nissha Printing Co Ltd                                           2,576                               96,717
                                                                             -------------------------------

Property & Casualty Insurance (0.63%)
Amlin PLC                                                      159,527                              769,937
Chaucer Holdings PLC                                            36,478                               48,087
Dongbu Insurance Co Ltd                                          8,970                              173,556
Meritz Fire & Marine Insurance Co Ltd                           16,000                               75,253
QBE Insurance Group Ltd                                         66,178                            1,032,476
                                                                             -------------------------------
                                                                                                  2,099,309
                                                                             -------------------------------
Property Trust (0.05%)
Galileo Shopping America Trust                                 111,428                               98,125

Macquarie ProLogis Trust                                        95,864                               82,027
                                                                             -------------------------------
                                                                                                    180,152
                                                                             -------------------------------
Publishing - Periodicals (0.17%)
Emap PLC                                                        17,624                              269,471
United Business Media PLC                                       13,854                              174,461
Woongjin Thinkbig Co Ltd                                         8,800                              129,512
                                                                             -------------------------------
                                                                                                    573,444
                                                                             -------------------------------
Real Estate Magagement & Services (0.46%)
Apamanshop Network Co Ltd                                          134                               70,413
Ardepro Co Ltd                                                       9                               16,857
Castellum AB                                                     1,897                               80,201
Daito Trust Construction Co Ltd                                 18,800                              978,320
DTZ Holdings PLC                                                 5,910                               67,248
Erinaceous Group PLC                                             8,264                               55,975
Immoeast Immobilien Anlagen AG (a)                               9,409                              103,047
IVG Immobilien AG                                                3,089                               92,781
Ryowa Life Create Co Ltd                                         2,523                               24,163
Tosei Corp                                                          31                               37,046
                                                                             -------------------------------
                                                                                                  1,526,051
                                                                             -------------------------------
Real Estate Operator & Developer (2.03%)
Agile Property Holdings Ltd (a)                                232,000                              192,839
Beijing North Star Co                                          322,000                               96,477
Brookfield Asset Management Inc (a)                             36,402                            2,005,761
Capital & Regional PLC                                           5,332                              106,359
CapitaLand Ltd                                                 436,000                            1,304,107
Commercial RE Co                                                   236                                8,061
Fadesa Inmobiliaria SA                                           5,418                              195,060
Gafisa SA (a)                                                   11,237                              119,587
Hammerson Plc                                                    6,714                              144,291
Inmobiliaria Urbis SA                                            3,621                               84,791
IRSA Inversiones y Representaciones SA                           9,200                              109,020
(a)
Joint Corp                                                       3,964                              126,321
Leopalace21 Corp                                                 5,730                              214,650
Mitsui Fudosan Co Ltd                                           81,000                            1,856,979
Risanamento SpA                                                  8,502                               61,269
United Overseas Land Ltd                                        17,142                               30,615
Urban Corp                                                       6,000                               95,500
Wing Tai Holdings Ltd                                           20,458                               24,021
                                                                             -------------------------------
                                                                                                  6,775,708
                                                                             -------------------------------
Recycling (0.04%)
Asahi Pretec Corp                                                4,156                              129,622
                                                                             -------------------------------

Reinsurance (0.02%)
Korean Reinsurance Co                                            5,366                               58,263
                                                                             -------------------------------

REITS - Diversified (0.40%)
Gecina SA                                                          643                               85,205
Unibail                                                          6,973                            1,257,324
                                                                             -------------------------------
                                                                                                  1,342,529
                                                                             -------------------------------
REITS - Shopping Centers (0.22%)
Link REIT/The (a)                                              338,823                              733,549
                                                                             -------------------------------

Rental - Auto & Equipment (0.34%)
Ashtead Group PLC                                              244,702                              944,394
Boom Logistics Ltd                                               6,107                               21,120
Nishio Rent All Co Ltd                                             372                                7,346
Northgate Plc                                                    4,202                               82,579

Ramirent Oyj                                                     1,060                               35,058
Sixt AG                                                          1,017                               43,912
                                                                             -------------------------------
                                                                                                  1,134,409
                                                                             -------------------------------
Retail - Apparel & Shoe (0.70%)
Etam Developpement SA (a)                                          229                               14,688
Honeys Co Ltd                                                    2,223                              117,377
Inditex SA                                                      25,884                              997,659
Just Group Ltd                                                  43,793                               98,364
Lindex AB (a)                                                    4,240                               62,563
Lojas Renner SA                                                  2,918                              158,631
Next PLC                                                         5,825                              166,711
Pal Co Ltd                                                         409                               33,104
Point Inc                                                        1,707                              122,104
Shimamura Co Ltd                                                 5,000                              580,134
                                                                             -------------------------------
                                                                                                  2,351,335
                                                                             -------------------------------
Retail - Automobile (0.02%)
Pendragon Plc                                                    6,521                               73,295
                                                                             -------------------------------

Retail - Bookstore (0.03%)
Culture Convenience Club Co Ltd                                  8,082                              100,828
                                                                             -------------------------------

Retail - Building Products (0.01%)
Homac Corp                                                       2,594                               45,729
                                                                             -------------------------------

Retail - Catalog Shopping (0.01%)
N Brown Group PLC                                                9,343                               35,248
Senshukai Co Ltd                                                   948                               13,313
                                                                             -------------------------------
                                                                                                     48,561
                                                                             -------------------------------
Retail - Consumer Electronics (0.63%)
Carphone Warehouse Group PLC                                    60,813                              325,942
Joshin Denki Co Ltd                                              8,937                               70,290
Yamada Denki Co Ltd                                             14,900                            1,713,646
                                                                             -------------------------------
                                                                                                  2,109,878
                                                                             -------------------------------
Retail - Discount (0.01%)
Izumiya Co Ltd                                                   2,885                               25,576
                                                                             -------------------------------

Retail - Drug Store (0.01%)
Cosmos Pharmaceutical Corp                                       1,545                               47,140
                                                                             -------------------------------

Retail - Home Furnishings (0.07%)
Beter BED Holdings NV                                              237                               13,337
Ellerine Holdings Ltd                                           16,544                              228,119
                                                                             -------------------------------
                                                                                                    241,456
                                                                             -------------------------------
Retail - Hypermarkets (0.03%)
Controladora Comercial Mexicana SA de CV                        65,189                              111,309
                                                                             -------------------------------

Retail - Jewelry (0.61%)
Compagnie Financiere Richemont AG                               38,288                            1,831,121
Swatch Group AG                                                  1,199                              200,835
                                                                             -------------------------------
                                                                                                  2,031,956
                                                                             -------------------------------
Retail - Leisure Products (0.00%)
Forzani Group Ltd/The (a)                                          886                               12,265
                                                                             -------------------------------

Retail - Major Department Store (0.79%)
Lotte Shopping Co Ltd (a)(c)                                    48,460                              930,432

Marks & Spencer Group PLC                                      177,839                            1,718,177
                                                                             -------------------------------
                                                                                                  2,648,609
                                                                             -------------------------------
Retail - Miscellaneous/Diversified
(0.47%)
Aeon Co Ltd                                                     51,300                            1,241,304
Foschini Ltd                                                    18,065                              170,730
Heiwado Co Ltd                                                   1,632                               36,101
Hyundai Department Store H&S Co Ltd                                396                               25,676
Izumi Co Ltd                                                     1,734                               62,018
Macintosh Retail Group NV                                          296                               27,080
Miller's Retail Ltd                                             10,084                               12,008
                                                                             -------------------------------
                                                                                                  1,574,917
                                                                             -------------------------------
Retail - Pubs (0.52%)
Punch Taverns PLC                                              117,624                            1,718,903
                                                                             -------------------------------

Retail - Regional Department Store
(0.00%)
Gruppo Coin SpA (a)                                              1,634                                8,236
                                                                             -------------------------------

Retail - Toy Store (0.01%)
JUMBO SA                                                         1,423                               23,592
                                                                             -------------------------------

Retail - Video Rental (0.03%)
Geo Co Ltd                                                          44                               86,143
                                                                             -------------------------------

Rubber - Tires (0.71%)
Continental AG                                                  21,362                            2,353,765
                                                                             -------------------------------

Rubber & Plastic Products (0.03%)
Ansell Ltd                                                      11,846                               97,983
Bando Chemical Industries Ltd                                    1,923                                8,540
                                                                             -------------------------------
                                                                                                    106,523
                                                                             -------------------------------
Schools (0.01%)
Raffles Education Corp Ltd                                      11,436                               16,255
                                                                             -------------------------------

Security Services (0.01%)
Garda World Security Corp (a)                                      826                               16,589
                                                                             -------------------------------

Semiconductor Component - Integrated
Circuits (1.18%)
Chipbond Technology Corp                                        76,000                              117,323
CSR PLC (a)                                                     84,422                            1,758,670
Novatek Microelectronics Corp Ltd                               42,314                              300,529
Siliconware Precision Industries Co                            122,000                              158,825
Taiwan Semiconductor Manufacturing Co                          355,649                              703,539
Ltd
Wolfson Microelectronics PLC (a)                               118,707                              910,090
                                                                             -------------------------------
                                                                                                  3,948,976
                                                                             -------------------------------
Shipbuilding (0.03%)
Aker Yards AS                                                    1,487                              110,797
                                                                             -------------------------------

Silver Mining (0.03%)
Silver Wheaton Corp (a)                                          9,060                               96,922
                                                                             -------------------------------

Soap & Cleaning Products (0.58%)
Henkel KGaA                                                      2,969                              346,863
Hindustan Lever Ltd                                             27,519                              167,961
Reckitt Benckiser PLC                                           40,146                            1,410,806
                                                                             -------------------------------
                                                                                                  1,925,630
                                                                             -------------------------------

Steel - Producers (1.70%)
Angang New Steel Co Ltd                                        262,000                              246,474
Boehler-Uddeholm AG                                                581                              119,527
Evraz Group SA (b)(c)                                            9,172                              233,886
Hyundai Steel Co                                                 2,680                               79,850
IPSCO                                                           13,934                            1,445,476
Mittal Steel South Africa Ltd                                    1,706                               17,518
OneSteel Ltd                                                    37,134                              109,091
Osaka Steel Co Ltd                                               2,059                               44,499
POSCO ADR                                                        1,828                              116,626
Salzgitter AG                                                   15,136                            1,112,386
Sumitomo Metal Industries Ltd                                  390,000                            1,669,209
Tenaris SA ADR                                                     688                              124,301
Ternium SA ADR (a)                                              11,015                              312,275
Tokyo Tekko Co Ltd                                               5,048                               54,592
                                                                             -------------------------------
                                                                                                  5,685,710
                                                                             -------------------------------
Steel - Specialty (0.02%)
Nippon Metal Industry Co Ltd                                    23,793                               53,841
                                                                             -------------------------------

Steel Pipe & Tube (0.58%)
Vallourec                                                        2,006                            1,934,775
                                                                             -------------------------------

Storage & Warehousing (0.00%)
Big Yellow Group PLC                                             2,231                               14,338
                                                                             -------------------------------

Sugar (0.09%)
Cosan SA Industria e Comercio (a)                                4,339                              296,550
                                                                             -------------------------------

Telecommunication Equipment (0.37%)
Foxconn International Holdings Ltd (a)                         134,829                              252,809
INTOPS Co Ltd                                                    1,283                               45,555
Option NV (a)                                                    9,314                              937,780
                                                                             -------------------------------
                                                                                                  1,236,144
                                                                             -------------------------------
Telecommunication Services (0.44%)
Orascom Telecom Holding SAE                                      3,687                              202,527
Starhub Ltd                                                    935,823                            1,254,974
                                                                             -------------------------------
                                                                                                  1,457,501
                                                                             -------------------------------
Telephone - Integrated (1.01%)
China Netcom Group Corp Hong Kong Ltd                          176,402                              311,437
Hellenic Telecommunications Organization                        36,267                              807,552
SA
Royal KPN NV                                                    89,674                            1,009,231
Telefonos de Mexico SA de CV ADR                                 9,664                              217,247
Telekom Austria AG                                              29,473                              693,722
Telkom SA Ltd                                                   12,486                              325,392
                                                                             -------------------------------
                                                                                                  3,364,581
                                                                             -------------------------------
Television (0.46%)
Carrere Group (a)                                                  445                               12,386
Modern Times Group AB (a)                                       32,693                            1,535,296
                                                                             -------------------------------
                                                                                                  1,547,682
                                                                             -------------------------------
Textile - Apparel (0.01%)
Descente Ltd                                                     7,509                               42,321
                                                                             -------------------------------

Textile - Products (0.10%)
Nishat Mills Ltd                                                98,174                              226,982
Weiqiao Textile Co                                              71,500                              108,266
                                                                             -------------------------------
                                                                                                    335,248
                                                                             -------------------------------

Tobacco (1.40%)
British American Tobacco PLC                                    95,081                            2,302,315
Imperial Tobacco Group PLC                                      41,761                            1,236,488
KT&G Corp                                                       20,240                            1,141,514
                                                                             -------------------------------
                                                                                                  4,680,317
                                                                             -------------------------------
Tools - Hand Held (0.04%)
Hitachi Koki Co Ltd                                              7,688                              128,752
Hitachi Tool Engineering Ltd                                       709                               15,654
                                                                             -------------------------------
                                                                                                    144,406
                                                                             -------------------------------
Toys (0.01%)
Mega Bloks Inc (a)                                               1,318                               27,906
                                                                             -------------------------------

Transport - Marine (0.17%)
Brostrom AB                                                      2,782                               61,575
Clarkson PLC                                                       349                                5,282
Cosco Corp Singapore Ltd                                        49,106                               37,327
Hyundai Merchant Marine Co Ltd                                  11,660                              165,603
Labroy Marine Ltd                                               96,078                               89,656
Shinwa Kaiun Kaisha Ltd                                         11,307                               32,486
Smit Internationale NV                                             443                               34,042
STX Pan Ocean Co Ltd                                           276,000                              150,950
Wan Hai Lines Ltd                                                    1                                    1
                                                                             -------------------------------
                                                                                                    576,922
                                                                             -------------------------------
Transport - Rail (0.86%)
Canadian National Railway                                       33,000                            1,496,966
Construcciones y Auxiliar de                                        79                               11,013
Ferrocarriles SA
East Japan Railway Co                                              184                            1,359,844
                                                                             -------------------------------
                                                                                                  2,867,823
                                                                             -------------------------------
Transport - Services (0.03%)
Hansol CSN                                                      10,240                               37,940
SMRT Corp Ltd                                                   48,545                               33,600
TransForce Income Fund                                             919                               15,353
                                                                             -------------------------------
                                                                                                     86,893
                                                                             -------------------------------
Transport - Truck (0.07%)
DSV A/S                                                          1,732                              230,314
                                                                             -------------------------------

Travel Services (0.04%)
First Choice Holidays Plc                                       34,129                              127,424
Hana Tour Service Inc                                              253                               19,529
                                                                             -------------------------------
                                                                                                    146,953
                                                                             -------------------------------
Water (0.01%)
Athens Water Supply & Sewage                                     4,817                               46,285
                                                                             -------------------------------

Web Portals (0.12%)
Neowiz Corp                                                      4,755                              391,010
                                                                             -------------------------------

Wire & Cable Products (0.43%)
LS Cable Ltd                                                     4,510                              167,097
Sumitomo Electric Industries Ltd                                77,200                            1,220,256
Taihan Electric Wire Co Ltd                                      2,910                               56,155
                                                                             -------------------------------
                                                                                                  1,443,508
                                                                             -------------------------------
Wireless Equipment (0.45%)
Nokia OYJ                                                       73,038                            1,509,656
                                                                             -------------------------------


COMMON STOCKS (97.50%)
Retail - Convenience Store (0.22%)
Alimentation Couche Tard Inc                                    33,700                              733,739
                                                                             -------------------------------
TOTAL COMMON STOCKS                                                         $                   325,638,434
                                                                             -------------------------------
PREFERRED STOCKS (0.74%)
Airlines (0.06%)
Tam SA                                                          11,026                              208,217
                                                                             -------------------------------

Auto/Truck Parts & Equipment - Original
(0.05%)
Iochpe Maxion SA                                                17,513                              150,070
                                                                             -------------------------------

Commercial Banks (0.08%)
Banco Bradesco SA                                                7,822                              280,001
                                                                             -------------------------------

Dialysis Centers (0.09%)
Fresenius AG                                                     1,603                              287,587
                                                                             -------------------------------

Diversified Minerals (0.10%)
Cia Vale do Rio Doce                                             7,839                              336,587
                                                                             -------------------------------

Food - Meat Products (0.03%)
Perdigao SA                                                      3,324                              103,674
                                                                             -------------------------------

Investment Companies (0.00%)
Lereko Mobility Pty Ltd                                            862                                6,153
                                                                             -------------------------------

Machinery - Material Handling (0.00%)
Jungheinrich AG                                                    219                                6,957
                                                                             -------------------------------

Steel - Producers (0.04%)
Gerdau SA                                                        6,599                              147,600
                                                                             -------------------------------

Telephone - Integrated (0.04%)
Telemar Norte Leste SA                                           4,760                              123,572
                                                                             -------------------------------

Television (0.25%)
ProSiebenSat.1 Media AG (a)                                     32,010                              832,072
                                                                             -------------------------------
TOTAL PREFERRED STOCKS                                                      $                     2,482,490
                                                                             -------------------------------
                                                              Principal
                                                                Amount                             Value
                                                    ----- ----------------------------------------------------
SHORT TERM INVESTMENTS (1.14%)
Commercial Paper (1.14%)
Investment in Joint Trading Account; HSBC Funding
   4.84%, 4/ 3/2006                                          3,795,781                            3,795,781
                                                                             -------------------------------
TOTAL SHORT TERM INVESTMENTS                                                $                     3,795,781
                                                                             -------------------------------
Total Investments                                                           $                   331,916,705
Other Assets in Excess of Liabilities,                                                            2,057,331
Net - 0.62%
                                                                             -------------------------------
TOTAL NET ASSETS - 100.00%                                                  $                   333,974,036
                                                                             ===============================
                                                                             -------------------------------

                                                                             ===============================

(a)        Non-Income Producing Security
(b)        Market value is determined in accordance with procedures established in good faith by tf Directors.  At the en of the period, the value of these securities totaled $1,261,232 or 0.38% of net assets.

(c)        Security exempt from registration under Rule 144A of the Securities Act of 1933.  Theses may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unlise indicated, these securities are not considered illiquid.  At the end of the period, the value of these stotaled $1,468,834 or
           0.44% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $       71,070,371
Unrealized Depreciation                                        (1,898,448)
                                                         ------------------
Net Unrealized Appreciation (Depreciation)                      69,171,923
Cost for federal income tax purposes                           262,709,459


Portfolio Summary (unaudited)
---------------------------------------------------------------------------
Country                                                            Percent
---------------------------------------------------------------------------
Japan                                                               20.22%
United Kingdom                                                      17.53%
France                                                               9.01%
Switzerland                                                          7.15%
Germany                                                              6.07%
Canada                                                               4.77%
Korea, Republic Of                                                   3.52%
Netherlands                                                          3.43%
Spain                                                                3.04%
Italy                                                                2.38%
Australia                                                            2.28%
Sweden                                                               1.63%
Belgium                                                              1.56%
Greece                                                               1.55%
Hong Kong                                                            1.47%
Norway                                                               1.45%
Finland                                                              1.31%
Taiwan, Province Of                                                  1.18%
China
Brazil                                                               1.16%
United States                                                        1.14%
Austria                                                              0.96%
South Africa                                                         0.96%
Singapore                                                            0.90%
Denmark                                                              0.78%
Mexico                                                               0.77%
Russian Federation                                                   0.72%
India                                                                0.62%
China                                                                0.53%
Thailand                                                             0.21%
Luxembourg                                                           0.17%
Israel                                                               0.14%
Ireland                                                              0.12%
Indonesia                                                            0.12%
Egypt                                                                0.10%
Malaysia                                                             0.09%
Philippines                                                          0.08%
Pakistan                                                             0.07%
Argentina                                                            0.06%
Hungary                                                              0.05%
Czech Republic                                                       0.05%
Colombia                                                             0.03%
Other Assets in Excess                                               0.62%
of Liabilities, Net
                                                     ----------------------
TOTAL NET ASSETS                                                   100.00%
                                                     ======================

Schedule of Investments
March 31, 2006 (unaudited)
Equity Growth Account
                                                                   Shares
                                                                    Held                       Value
                                                    ----------------------------------------------------
COMMON STOCKS (95.72%)
Advertising Sales (1.84%)
Lamar Advertising Co (a)                                           94,600      $              4,977,852
                                                                                ------------------------

Aerospace & Defense (0.98%)
General Dynamics Corp                                              41,600                     2,661,568
                                                                                ------------------------

Agricultural Chemicals (1.00%)
Monsanto Co                                                        31,900                     2,703,525
                                                                                ------------------------

Airlines (2.03%)
Southwest Airlines Co                                             306,000                     5,504,940
                                                                                ------------------------

Applications Software (5.02%)
Microsoft Corp                                                    417,100                    11,349,291
Red Hat Inc (a)                                                    81,500                     2,280,370
                                                                                ------------------------
                                                                                             13,629,661
                                                                                ------------------------
Audio & Video Products (1.41%)
Harman International Industries Inc                                34,400                     3,822,872
                                                                                ------------------------

Cable TV (0.36%)
Rogers Communications Inc (b)                                      25,900                       988,085
                                                                                ------------------------

Casino Hotels (1.37%)
Wynn Resorts Ltd (a)(b)                                            48,300                     3,711,855
                                                                                ------------------------

Casino Services (1.46%)
International Game Technology                                     112,700                     3,969,294
                                                                                ------------------------

Computers (2.24%)
Dell Inc (a)                                                      203,900                     6,068,064
                                                                                ------------------------

Computers  -Memory Devices (1.61%)
EMC Corp/Massachusetts (a)                                        320,600                     4,369,778
                                                                                ------------------------

Consulting Services (1.61%)
Accenture Ltd                                                     145,600                     4,378,192
                                                                                ------------------------

Data Processing & Management (2.81%)
Automatic Data Processing Inc                                      87,100                     3,978,728
NAVTEQ Corp (a)(b)                                                 71,900                     3,641,735
                                                                                ------------------------
                                                                                              7,620,463
                                                                                ------------------------
Diversified Manufacturing Operations
(7.53%)
Danaher Corp                                                      109,200                     6,939,660
General Electric Co                                               388,100                    13,498,118
                                                                                ------------------------
                                                                                             20,437,778
                                                                                ------------------------
E-Commerce - Products (1.14%)
Amazon.Com Inc (a)(b)                                              84,900                     3,099,699
                                                                                ------------------------


E-Commerce - Services (1.15%)
eBay Inc (a)                                                       79,500                     3,105,270
                                                                                ------------------------

Electronic Components - Semiconductors
(4.06%)
Intel Corp                                                        152,400                     2,948,940
Texas Instruments Inc                                              78,700                     2,555,389
Xilinx Inc                                                        216,400                     5,509,544
                                                                                ------------------------
                                                                                             11,013,873
                                                                                ------------------------
Electronic Measurement Instruments
(1.34%)
Garmin Ltd (b)                                                     45,700                     3,629,951
                                                                                ------------------------

Enterprise Software & Services (1.68%)
Oracle Corp (a)                                                   332,200                     4,547,818
                                                                                ------------------------

Fiduciary Banks (2.83%)
State Street Corp                                                 127,200                     7,686,696
                                                                                ------------------------

Finance - Consumer Loans (2.05%)
SLM Corp                                                          106,900                     5,552,386
                                                                                ------------------------

Finance - Investment Banker & Broker
(1.50%)
E*Trade Financial Corp (a)                                         90,100                     2,430,898
Morgan Stanley                                                     26,100                     1,639,602
                                                                                ------------------------
                                                                                              4,070,500
                                                                                ------------------------
Food - Wholesale & Distribution (1.59%)
Sysco Corp                                                        134,800                     4,320,340
                                                                                ------------------------

Investment Management & Advisory
Services (2.28%)
Franklin Resources Inc                                             33,400                     3,147,616
Legg Mason Inc                                                     24,300                     3,045,519
                                                                                ------------------------
                                                                                              6,193,135
                                                                                ------------------------
Medical - Biomedical/Gene (3.01%)
Amgen Inc (a)                                                      59,900                     4,357,725
Genentech Inc (a)                                                  45,000                     3,802,950
                                                                                ------------------------
                                                                                              8,160,675
                                                                                ------------------------
Medical - Drugs (0.67%)
Sepracor Inc (a)(b)                                                37,300                     1,820,613
                                                                                ------------------------

Medical - HMO (4.92%)
Humana Inc (a)                                                     69,800                     3,674,970
UnitedHealth Group Inc                                            173,100                     9,669,366
                                                                                ------------------------
                                                                                             13,344,336
                                                                                ------------------------
Medical - Wholesale Drug Distribution
(1.10%)
Cardinal Health Inc                                                40,200                     2,995,704
                                                                                ------------------------

Medical Instruments (3.08%)
Medtronic Inc                                                     108,800                     5,521,600
St Jude Medical Inc (a)                                            68,800                     2,820,800
                                                                                ------------------------
                                                                                              8,342,400
                                                                                ------------------------
Multimedia (1.63%)
EW Scripps Co                                                      27,000                     1,207,170
Viacom Inc (a)                                                     82,700                     3,208,760
                                                                                ------------------------
                                                                                              4,415,930
                                                                                ------------------------

Networking Products (2.00%)
Juniper Networks Inc (a)                                          284,100                     5,431,992
                                                                                ------------------------

Oil - Field Services (1.01%)
Schlumberger Ltd                                                   21,700                     2,746,569
                                                                                ------------------------

Oil & Gas Drilling (1.02%)
Transocean Inc (a)                                                 34,600                     2,778,380
                                                                                ------------------------

Optical Supplies (0.55%)
Alcon Inc                                                          14,300                     1,490,918
                                                                                ------------------------

Pharmacy Services (1.65%)
Caremark Rx Inc                                                    91,100                     4,480,298
                                                                                ------------------------

Retail - Discount (3.14%)
Target Corp                                                        44,300                     2,304,043
Wal-Mart Stores Inc                                               131,400                     6,207,336
                                                                                ------------------------
                                                                                              8,511,379
                                                                                ------------------------
Retail - Drug Store (1.63%)
Walgreen Co                                                       102,200                     4,407,886
                                                                                ------------------------

Retail - Pet Food & Supplies (0.95%)
Petsmart Inc                                                       91,800                     2,583,252
                                                                                ------------------------

Retail - Regional Department Store
(2.22%)
Kohl's Corp (a)                                                   113,400                     6,011,334
                                                                                ------------------------

Semiconductor Component - Integrated
Circuits (5.92%)
Analog Devices Inc                                                177,300                     6,788,817
Marvell Technology Group Ltd (a)                                   68,800                     3,722,080
Maxim Integrated Products Inc                                     149,300                     5,546,495
                                                                                ------------------------
                                                                                             16,057,392
                                                                                ------------------------
Semiconductor Equipment (1.39%)
Applied Materials Inc                                             215,200                     3,768,152
                                                                                ------------------------

Telecommunication Equipment - Fiber
Optics (1.47%)
Corning Inc (a)                                                   147,800                     3,977,298
                                                                                ------------------------

Therapeutics (1.27%)
Gilead Sciences Inc (a)                                            55,400                     3,446,988
                                                                                ------------------------

Web Portals (4.02%)
Google Inc (a)                                                     14,400                     5,616,000
Yahoo! Inc (a)(b)                                                 164,200                     5,297,092
                                                                                ------------------------
                                                                                             10,913,092
                                                                                ------------------------
Wireless Equipment (2.18%)
American Tower Corp (a)(b)                                        195,200                     5,918,464
                                                                                ------------------------
TOTAL COMMON STOCKS                                                            $            259,666,647
                                                                                ------------------------

                                                                 Principal
                                                                   Amount                      Value
                                                    ----------------------------------------------------
MONEY MARKET FUNDS (9.11%)
BNY Institutional Cash Reserve Fund (c)                        24,707,000                    24,707,000
                                                                                ------------------------
TOTAL MONEY MARKET FUNDS                                                       $             24,707,000
                                                                                ------------------------
Total Investments                                                              $            284,373,647
Liabilities in Excess of Other Assets,                                                     (13,111,450)
Net - (4.83)%
                                                                                ------------------------
TOTAL NET ASSETS - 100.00%                                                     $            271,262,197
                                                                                ========================
                                                                                ------------------------

                                                                                ========================

(a)       Non-Income Producing Security
(b)       Security or a portion of the security was on loan at the end of the period.
(c)       Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $       37,603,577
Unrealized Depreciation                                   (6,429,578)
                                                    ------------------
Net Unrealized Appreciation (Depreciation)                 31,173,999
Cost for federal income tax purposes                      253,199,648


Portfolio Summary (unaudited)
----------------------------------------------------------------------
Sector                                                        Percent
----------------------------------------------------------------------
Technology                                                     24.73%
Consumer,                                                      19.46%
Non-cyclical
Financial                                                      17.77%
Communications                                                 15.79%
Consumer, Cyclical                                             14.20%
Industrial                                                      9.85%
Energy                                                          2.04%
Basic Materials                                                 0.99%
Liabilities in                                               (-4.83%)
Excess of Other
Assets, Net
                                                ----------------------
TOTAL NET ASSETS                                              100.00%
                                                ======================


Schedule of Investments
March 31, 2006 (unaudited)
Equity Income Account
                                                                   Shares
                                                                    Held                       Value
                                                    ------------------------------------------------------
COMMON STOCKS (79.42%)
Advertising Services (0.07%)
PagesJaunes Groupe SA                                              2,874      $                80,620
                                                                               -----------------------

Aerospace & Defense Equipment (0.43%)
United Technologies Corp                                           8,200                      475,354
                                                                               -----------------------

Appliances (0.50%)
Whirlpool Corp                                                     6,100                      557,967
                                                                               -----------------------

Applications Software (0.49%)
Microsoft Corp                                                    20,000                      544,200
                                                                               -----------------------

Auto - Car & Light Trucks (0.26%)
DaimlerChrysler AG                                                 5,009                      287,384
                                                                               -----------------------

Auto/Truck Parts & Equipment - Original
(0.18%)
GKN PLC                                                           34,895                      201,101
                                                                               -----------------------

Beverages - Non-alcoholic (0.64%)
Coca-Cola Co/The                                                  11,500                      481,505
PepsiCo Inc                                                        3,900                      225,381
                                                                               -----------------------
                                                                                              706,886
                                                                               -----------------------
Beverages - Wine & Spirits (0.20%)
Diageo PLC                                                        14,096                      221,641
                                                                               -----------------------

Building - Heavy Construction (0.26%)
NCC AB                                                             8,397                      223,562
Severfield-Rowen PLC                                               3,539                       68,875
                                                                               -----------------------
                                                                                              292,437
                                                                               -----------------------
Building - Residential & Commercial
(0.04%)
Hyundai Development Co                                               950                       43,460
                                                                               -----------------------

Building & Construction Products -
Miscellaneous (0.14%)
CSR Ltd                                                           21,940                       69,774
Fletcher Building Ltd                                             15,512                       84,380
                                                                               -----------------------
                                                                                              154,154
                                                                               -----------------------
Cellular Telecommunications (0.10%)
Vodafone Group PLC                                                51,334                      107,295
                                                                               -----------------------

Chemicals - Diversified (0.47%)
Lyondell Chemical Co                                              26,500                      527,350
                                                                               -----------------------

Chemicals - Specialty (0.33%)
Lubrizol Corp                                                      8,600                      368,510
                                                                               -----------------------

Circuit Boards (0.11%)
Elec & Eltek International Co Ltd                                 46,500                      121,365
                                                                               -----------------------


Coal (0.08%)
Fording Canadian Coal Trust                                        2,400                       91,034
                                                                               -----------------------

Coatings & Paint (0.53%)
Valspar Corp                                                      21,000                      585,270
                                                                               -----------------------

Commercial Banks (4.98%)
ABN AMRO Holding NV                                                5,356                      160,355
Alpha Bank AE                                                      2,141                       78,972
AmSouth Bancorp                                                   31,700                      857,485
Australia & New Zealand Banking Group                              7,952                      150,259
Ltd
Banco Santander Central Hispano SA                                21,800                      317,896
Bank of Hawaii Corp                                                5,200                      277,212
Barclays PLC                                                      31,009                      362,252
BNP Paribas - Rights (a)                                           3,885                        5,289
BNP Paribas                                                        3,712                      344,319
Commonwealth Bank of Australia                                     7,488                      241,870
Cullen/Frost Bankers Inc                                           8,500                      456,875
Daegu Bank                                                         2,590                       48,380
Danske Bank A/S                                                    5,150                      190,832
Deutsche Bank AG                                                     643                       73,261
DNB NOR ASA                                                       13,900                      186,912
Fortis                                                             5,442                      194,145
HBOS PLC                                                           4,784                       79,744
HSBC Holdings PLC                                                 19,084                      319,600
Lloyds TSB Group PLC                                               4,634                       44,249
Royal Bank of Canada                                               3,100                      130,819
Sanpaolo IMI SpA                                                   8,858                      158,328
Societe Generale                                                   1,230                      184,722
Sparebanken Midt-Norge                                             9,200                      110,394
Sparebanken Rogaland                                               2,480                       76,711
Torinto Dominion Bank (b)                                          2,100                      117,133
Zions Bancorporation                                               4,375                      361,944
                                                                               -----------------------
                                                                                            5,529,958
                                                                               -----------------------
Computer Services (0.23%)
HIQ International AB                                              42,400                      250,797
                                                                               -----------------------

Computers (0.87%)
Hewlett-Packard Co                                                29,300                      963,970
                                                                               -----------------------

Computers - Peripheral Equipment (0.06%)
GES International Ltd                                            111,000                       68,597
                                                                               -----------------------

Containers - Paper & Plastic (0.07%)
British Polythene Industries                                       6,763                       80,825
                                                                               -----------------------

Data Processing & Management (0.33%)
Automatic Data Processing Inc                                      8,100                      370,008
                                                                               -----------------------

Distribution & Wholesale (0.56%)
Alesco Corp Ltd                                                   15,752                      108,725
Genuine Parts Co                                                  11,800                      517,194
                                                                               -----------------------
                                                                                              625,919
                                                                               -----------------------
Diversified Financial Services (0.39%)
Acta Holding ASA                                                  78,000                      310,200
Guoco Group Ltd                                                   10,000                      128,031
                                                                               -----------------------
                                                                                              438,231
                                                                               -----------------------

Diversified Manufacturing Operations
(1.80%)
Eaton Corp                                                         6,470                      472,116
General Electric Co                                               24,000                      834,720
Honeywell International Inc                                       14,600                      624,442
Senior PLC                                                        55,967                       66,740
                                                                               -----------------------
                                                                                            1,998,018
                                                                               -----------------------
Diversified Minerals (0.25%)
Anglo American PLC                                                 5,978                      230,090
Independence Group NL                                             32,900                       50,203
                                                                               -----------------------
                                                                                              280,293
                                                                               -----------------------
Electric - Integrated (3.41%)
E.ON AG                                                            1,988                      218,566
Edison International                                              14,300                      588,874
Endesa SA                                                          6,316                      203,619
FirstEnergy Corp                                                  14,700                      718,830
FPL Group Inc                                                     18,000                      722,520
International Power PLC                                            6,791                       33,335
PPL Corp                                                          17,660                      519,204
Scottish & Southern Energy PLC                                     5,494                      107,970
TXU Corp                                                          15,000                      671,400
                                                                               -----------------------
                                                                                            3,784,318
                                                                               -----------------------
Electric Products - Miscellaneous
(0.45%)
Emerson Electric Co                                                6,000                      501,780
                                                                               -----------------------

Electric-Transmission (0.07%)
Terna SpA                                                         31,744                       83,361
                                                                               -----------------------

Fiduciary Banks (0.57%)
Wilmington Trust Corp                                             14,700                      637,245
                                                                               -----------------------

Finance - Commercial (0.43%)
CIT Group Inc                                                      9,000                      481,680
                                                                               -----------------------

Finance - Investment Banker & Broker
(4.27%)
Citigroup Inc                                                     29,302                    1,383,934
Credit Suisse Group                                                5,435                      304,220
D Carnegie AB                                                     11,800                      248,303
Goldman Sachs Group Inc                                            5,200                      816,192
JPMorgan Chase & Co                                               15,280                      636,259
Merrill Lynch & Co Inc                                            16,200                    1,275,912
UBS AG                                                               723                       79,224
                                                                               -----------------------
                                                                                            4,744,044
                                                                               -----------------------
Finance - Mortgage Loan/Banker (0.73%)
CharterMac                                                        12,390                      251,517
Paragon Group of Cos PLC                                           2,490                       31,918
Thornburg Mortgage Inc                                            19,300                      522,258
                                                                               -----------------------
                                                                                              805,693
                                                                               -----------------------
Financial Guarantee Insurance (0.05%)
Euler Hermes SA                                                      408                       51,349
                                                                               -----------------------

Food - Miscellaneous/Diversified (0.59%)
General Mills Inc                                                  8,000                      405,440
Kellogg Co                                                         5,600                      246,624
                                                                               -----------------------
                                                                                              652,064
                                                                               -----------------------

Gambling (Non-Hotel) (0.32%)
OPAP SA                                                            9,228                      352,217
                                                                               -----------------------

Home Decoration Products (0.61%)
Newell Rubbermaid Inc                                             27,100                      682,649
                                                                               -----------------------

Human Resources (0.03%)
USG People NV                                                        476                       34,418
                                                                               -----------------------

Insurance Brokers (0.55%)
AON Corp                                                          14,600                      606,046
                                                                               -----------------------

Investment Companies (0.47%)
American Capital Strategies Ltd                                   15,000                      527,400
                                                                               -----------------------

Investment Management & Advisory
Services (0.14%)
Aberdeen Asset Management PLC                                     21,244                       69,920
Record Investments Ltd                                            11,363                       85,885
                                                                               -----------------------
                                                                                              155,805
                                                                               -----------------------
Life & Health Insurance (0.37%)
AMP Ltd                                                           15,426                       95,475
Protective Life Corp                                               6,300                      313,362
                                                                               -----------------------
                                                                                              408,837
                                                                               -----------------------
Lottery Services (0.05%)
Intralot SA-Integrated Lottery Systems                             1,932                       50,501
                                                                               -----------------------

Machinery - Construction & Mining
(0.30%)
Wajax Income Fund                                                 10,500                      337,969
                                                                               -----------------------

Machinery - General Industry (0.33%)
MAN AG                                                             2,901                      201,512
Volvo AB                                                           3,440                      160,884
                                                                               -----------------------
                                                                                              362,396
                                                                               -----------------------
Medical - Drugs (2.38%)
Abbott Laboratories                                               11,100                      471,417
AstraZeneca PLC                                                    1,214                       61,066
GlaxoSmithKline PLC                                                3,088                       80,666
Merck & Co Inc                                                    12,900                      454,467
Pfizer Inc                                                        30,400                      757,568
Sanofi-Aventis                                                       854                       81,128
Wyeth                                                             15,200                      737,504
                                                                               -----------------------
                                                                                            2,643,816
                                                                               -----------------------
Medical - Hospitals (0.12%)
Parkway Holdings Ltd                                              86,000                      130,742
                                                                               -----------------------

Medical Products (0.66%)
Becton Dickinson & Co                                              5,000                      307,900
Johnson & Johnson                                                  7,100                      420,462
                                                                               -----------------------
                                                                                              728,362
                                                                               -----------------------
Metal - Aluminum (0.06%)
Aluminum of Greece S.A.I.C.                                        2,647                       61,311
                                                                               -----------------------

Metal - Diversified (0.48%)
Boliden AB (b)                                                     2,234                       34,254
Freeport-McMoRan Copper & Gold Inc                                 8,300                      496,091
                                                                               -----------------------
                                                                                              530,345
                                                                               -----------------------

Metal Processors & Fabrication (0.03%)
Martinrea International Inc (b)                                    4,666                       34,397
                                                                               -----------------------

Miscellaneous Manufacturers (0.06%)
Fenner Plc                                                        18,843                       66,349
                                                                               -----------------------

Mortgage Banks (0.20%)
Bradford & Bingley PLC                                            25,130                      217,619
                                                                               -----------------------

Multi-line Insurance (2.02%)
Assicurazioni Generali SpA                                         2,984                      112,233
Assurances Generales de France                                     1,562                      188,270
Aviva PLC                                                         13,749                      190,786
AXA SA                                                             6,014                      210,767
Hartford Financial Services Group Inc                             10,000                      805,500
ING Groep NV 7.20%                                                 6,657                      262,626
Metlife Inc                                                        9,700                      469,189
                                                                               -----------------------
                                                                                            2,239,371
                                                                               -----------------------
Multimedia (0.37%)
McGraw-Hill Cos Inc/The                                            7,100                      409,102
                                                                               -----------------------

Office Supplies & Forms (0.55%)
Avery Dennison Corp                                               10,500                      614,040
                                                                               -----------------------

Oil - Field Services (0.21%)
Peak Energy Services Trust                                         7,038                       73,421
Stolt Offshore SA (b)                                              3,000                       47,083
Trinidad Energy Services Income Trust                              7,162                      108,909
                                                                               -----------------------
                                                                                              229,413
                                                                               -----------------------
Oil & Gas Drilling (0.79%)
Diamond Offshore Drilling Inc                                      5,500                      492,250
Rowan Cos Inc                                                      8,700                      382,452
                                                                               -----------------------
                                                                                              874,702
                                                                               -----------------------
Oil Company - Exploration & Production
(0.43%)
NAL Oil & Gas Trust                                                9,900                      166,160
Total Gabon                                                          375                      308,589
                                                                               -----------------------
                                                                                              474,749
                                                                               -----------------------
Oil Company - Integrated (4.93%)
BP PLC                                                             6,665                       76,474
ConocoPhillips                                                    14,900                      940,935
ENI SpA                                                            4,635                      131,701
Exxon Mobil Corp                                                  42,104                    2,562,450
Marathon Oil Corp                                                  9,300                      708,381
Occidental Petroleum Corp                                         10,080                      933,912
PetroChina Co Ltd                                                114,000                      118,997
                                                                               -----------------------
                                                                                            5,472,850
                                                                               -----------------------
Pipelines (0.41%)
Questar Corp                                                       6,500                      455,325
                                                                               -----------------------

Printing - Commercial (0.34%)
RR Donnelley & Sons Co                                            11,600                      379,552
                                                                               -----------------------

Property & Casualty Insurance (1.08%)
Admiral Group Plc                                                  4,582                       49,951
Chaucer Holdings PLC                                             142,265                      187,542
Chubb Corp                                                         3,904                      372,598
Commerce Group Inc                                                 5,500                      290,620
Dongbu Insurance Co Ltd                                            2,110                       40,825
Highway Insurance Holdings PLC                                    83,837                      125,060
QBE Insurance Group Ltd                                            5,081                       79,271
Royal & Sun Alliance Insurance Group                              20,791                       49,767
                                                                               -----------------------
                                                                                            1,195,634
                                                                               -----------------------
Property Trust (0.27%)
Babcock & Brown Japan Property Trust                              37,698                       48,922
Centro Properties Group                                           21,730                      100,250
ING Industrial Fund                                               26,121                       42,094
Macquarie Leisure Trust Group                                     27,716                       52,371
Stockland                                                         10,647                       51,017
                                                                               -----------------------
                                                                                              294,654
                                                                               -----------------------
Publicly Traded Investment Fund (0.46%)
iShares Cohen & Steers Realty Majors                               6,000                      515,400
Index Fund
                                                                               -----------------------

Publishing - Periodicals (0.03%)
Wolters Kluwer NV                                                  1,331                       33,149
                                                                               -----------------------

Real Estate Magagement & Services
(0.03%)
Nexity (b)                                                           500                       34,278
                                                                               -----------------------

Real Estate Operator & Developer (0.12%)
FKP Property Group                                                35,039                      130,419
                                                                               -----------------------

Regional Banks (3.14%)
Comerica Inc                                                       9,100                      527,527
Keycorp                                                           22,200                      816,960
PNC Financial Services Group Inc                                  10,100                      679,831
US Bancorp                                                        28,300                      863,150
Wells Fargo & Co                                                   9,400                      600,378
                                                                               -----------------------
                                                                                            3,487,846
                                                                               -----------------------
REITS - Apartments (3.95%)
Archstone-Smith Trust                                             18,600                      907,122
AvalonBay Communities Inc                                          8,000                      872,800
Equity Residential                                                28,500                    1,333,515
Mid-America Apartment Communities Inc                             10,000                      547,500
United Dominion Realty Trust Inc                                  25,500                      727,770
                                                                               -----------------------
                                                                                            4,388,707
                                                                               -----------------------
REITS - Diversified (1.23%)
Nieuwe Steen Investments Funds NV                                  8,628                      245,368
Summit Real Estate Investment Trust                               11,100                      250,716
Vornado Realty Trust                                               9,000                      864,000
                                                                               -----------------------
                                                                                            1,360,084
                                                                               -----------------------
REITS - Healthcare (0.61%)
Ventas Inc                                                        20,300                      673,554
                                                                               -----------------------

REITS - Hotels (1.44%)
Equity Inns Inc                                                   23,900                      387,180
Host Marriott Corp                                                29,000                      620,600
Sunstone Hotel Investors Inc                                      20,400                      590,988
                                                                               -----------------------
                                                                                            1,598,768
                                                                               -----------------------
REITS - Mortgage (2.10%)
Arbor Realty Trust Inc                                            22,600                      609,974
CapitalSource Inc                                                 29,000                      721,520
Gramercy Capital Corp/New York                                    40,300                    1,004,679
                                                                               -----------------------
                                                                                            2,336,173
                                                                               -----------------------

REITS - Office Property (3.09%)
BioMed Realty Trust Inc                                           22,956                      680,416
Boston Properties Inc                                             11,600                    1,081,700
Equity Office Properties Trust                                    12,300                      413,034
Kilroy Realty Corp                                                10,800                      834,408
SL Green Realty Corp                                               4,200                      426,300
                                                                               -----------------------
                                                                                            3,435,858
                                                                               -----------------------
REITS - Regional Malls (2.53%)
CBL & Associates Properties Inc                                   19,500                      827,775
Simon Property Group Inc                                          23,600                    1,985,704
                                                                               -----------------------
                                                                                            2,813,479
                                                                               -----------------------
REITS - Shopping Centers (2.46%)
Developers Diversified Realty Corp                                14,900                      815,775
Kimco Realty Corp                                                 23,600                      959,104
Tanger Factory Outlet Centers Inc                                 11,500                      395,715
Weingarten Realty Investors                                       13,700                      558,275
                                                                               -----------------------
                                                                                            2,728,869
                                                                               -----------------------
REITS - Warehouse & Industrial (0.96%)
AMB Property Corp                                                 12,400                      672,948
EastGroup Properties Inc                                           8,300                      393,752
                                                                               -----------------------
                                                                                            1,066,700
                                                                               -----------------------
Rental - Auto & Equipment (0.05%)
Ashtead Group PLC                                                 12,976                       50,079
                                                                               -----------------------

Retail - Apparel & Shoe (0.14%)
Just Group Ltd                                                    53,338                      119,802
Reitmans Ltd - Class A                                             1,955                       33,349
                                                                               -----------------------
                                                                                              153,151
                                                                               -----------------------
Retail - Building Products (0.20%)
Home Depot Inc                                                     5,200                      219,960
                                                                               -----------------------

Retail - Catalog Shopping (0.03%)
N Brown Group PLC                                                  8,404                       31,705
                                                                               -----------------------

Retail - Major Department Store (0.54%)
JC Penney Co Inc                                                  10,000                      604,100
                                                                               -----------------------

Retail - Restaurants (0.80%)
McDonald's Corp                                                   25,745                      884,598
                                                                               -----------------------

Semiconductor Component - Integrated
Circuits (0.05%)
CSR PLC (b)                                                        2,415                       50,309
                                                                               -----------------------

Semiconductor Equipment (0.10%)
ASM Pacific Technology                                            19,000                      113,366
                                                                               -----------------------

Shipbuilding (0.14%)
Aker Yards AS                                                      2,018                      150,362
                                                                               -----------------------

Steel - Producers (0.89%)
Angang New Steel Co Ltd                                          144,000                      135,466
Boehler-Uddeholm AG                                                  863                      177,542
Rautaruukki OYJ                                                   10,850                      400,208
Russel Metals                                                     10,900                      238,724
Tubos Reunidos SA                                                  2,552                       36,751
                                                                               -----------------------
                                                                                              988,691
                                                                               -----------------------

Telephone - Integrated (4.97%)
AT&T Inc                                                          73,106                    1,976,786
BellSouth Corp                                                    32,900                    1,139,985
BT Group PLC                                                      24,933                       96,118
Citizens Communications Co                                        52,190                      692,561
Royal KPN NV                                                      38,736                      435,952
Verizon Communications Inc                                        34,574                    1,177,591
                                                                               -----------------------
                                                                                            5,518,993
                                                                               -----------------------
Tobacco (3.04%)
Altria Group Inc                                                  22,712                    1,609,372
British American Tobacco PLC                                       9,214                      223,110
Loews Corp - Carolina Group                                        6,200                      293,074
Reynolds American Inc                                             11,890                    1,254,395
                                                                               -----------------------
                                                                                            3,379,951
                                                                               -----------------------
Tools - Hand Held (0.56%)
Black & Decker Corp                                                7,100                      616,919
                                                                               -----------------------

Toys (0.47%)
Mattel Inc                                                        28,800                      522,144
                                                                               -----------------------

Transport - Marine (0.49%)
Brostrom AB                                                        1,500                       33,200
General Maritime Corp                                              6,296                      209,909
Orient Overseas International Ltd                                    400                        1,353
Pacific Basin Shipping Ltd                                       156,000                       71,870
Smit Internationale NV                                             2,977                      228,767
                                                                               -----------------------
                                                                                              545,099
                                                                               -----------------------
Transport - Rail (1.04%)
Burlington Northern Santa Fe Corp                                  6,700                      558,311
Norfolk Southern Corp                                             11,100                      600,177
                                                                               -----------------------
                                                                                            1,158,488
                                                                               -----------------------
Water (0.26%)
AWG PLC                                                           14,338                      284,263
                                                                               -----------------------
TOTAL COMMON STOCKS                                                           $            88,160,211
                                                                               -----------------------
PREFERRED STOCKS (18.03%)
Electric - Integrated (0.82%)
Entergy Louisiana LLC                                             15,320                      387,290
                                                                               -----------------------

PREFERRED STOCKS (18.03%)
Cellular Telecommunications (0.16%)
US Cellular Corp                                                   6,800                      180,540
                                                                               -----------------------

Commercial Banks (1.72%)
ASBC Capital I                                                     4,600                      116,656
BancorpSouth Capital Trust I                                       5,800                      146,914
Banknorth Capital Trust II                                         7,100                      181,121
Chittenden Capital Trust I                                         1,000                       25,400
Cobank ACB (c)                                                    19,600                      946,210
Compass Capital III                                                1,500                       37,800
Royal Bank of Scotland Group PLC -                                10,500                      264,390
Series N
Zions Capital Trust B                                              7,200                      187,992
                                                                               -----------------------
                                                                                            1,906,483
                                                                               -----------------------
Diversified Financial Services (0.73%)
Citigroup Capital VII                                              4,700                      118,816
Citigroup Capital VIII                                             5,800                      145,870
Citigroup Capital XI                                              15,000                      357,450
General Electric Capital Corp  4.500%                              3,200                       72,960
General Electric Capital Corp  5.875%                                200                        4,840
General Electric Capital Corp  6.625%                              4,500                      113,670
                                                                               -----------------------
                                                                                              813,606
                                                                               -----------------------
Electric - Integrated (0.82%)
Alabama Power Co (b)                                               7,200                      173,808
Consolidated Edison Co of New York                                 3,044                       76,465
Dte Energy Trust I                                                 3,360                       85,579
Energy East Capital Trust I                                        7,315                      186,313
                                                                               -----------------------
                                                                                              909,455
                                                                               -----------------------
Fiduciary Banks (0.45%)
Bny Capital V                                                     20,700                      498,456
                                                                               -----------------------

Finance - Consumer Loans (0.45%)
HSBC Finance Corp 6.00%                                            9,800                      230,300
HSBC Finance Corp 6.36%                                           10,500                      267,645
                                                                               -----------------------
                                                                                              497,945
                                                                               -----------------------
Finance - Investment Banker & Broker
(1.58%)
JP Morgan Chase Capital X                                         11,400                      288,990
JP Morgan Chase Capital XI                                         2,000                       46,720
Lehman Brothers Holdings Capital Trust                             5,000                      123,400
III
Lehman Brothers Holdings Capital Trust                             5,000                      124,350
IV
Lehman Brothers Holdings Capital Trust                             5,700                      137,199
V
Merrill Lynch Preferred Capital Trust I                            5,200                      132,028
Merrill Lynch Preferred Capital Trust                              7,300                      188,194
IV
Morgan Stanley Capital Trust VI (b)                               17,400                      440,220
St Paul Capital Trust I                                           10,800                      275,292
                                                                               -----------------------
                                                                                            1,756,393
                                                                               -----------------------
Finance - Mortgage Loan/Banker (0.32%)
Countrywide Financial Corp                                        14,200                      356,420
                                                                               -----------------------

Finance - Other Services (0.54%)
ABN AMRO Capital Funding Trust V                                   7,700                      179,102
ABN AMRO Capital Funding Trust VII                                 6,400                      153,280
National Rural Utilities Cooperative                               6,600                      155,364
Finance Corp 5.95%
National Rural Utilities Cooperative                               4,500                      114,480
Finance Corp 7.40%
                                                                               -----------------------
                                                                                              602,226
                                                                               -----------------------
Financial Guarantee Insurance (0.24%)
AMBAC Financial Group Inc  5.950%                                  4,400                      103,796
AMBAC Financial Group Inc  7.000%                                  6,400                      160,448
                                                                               -----------------------
                                                                                              264,244
                                                                               -----------------------
Gas - Distribution (0.20%)
AGL Capital Trust II                                               8,915                      226,084
                                                                               -----------------------

Life & Health Insurance (0.28%)
Delphi Financial Group                                             4,200                      109,452
Hartford Life Capital II                                           8,000                      202,960
                                                                               -----------------------
                                                                                              312,412
                                                                               -----------------------
Money Center Banks (0.05%)
JPMChase Capital XVI                                               2,000                       50,000
                                                                               -----------------------

Mortgage Banks (0.44%)
Abbey National PLC  7.375%                                         3,100                       79,391
Abbey National PLC - Series B 7.375%                              15,700                      413,224
                                                                               -----------------------
                                                                                              492,615
                                                                               -----------------------
Multi-line Insurance (1.60%)
Aegon NV                                                          23,000                      572,700

Hartford Capital III                                              12,500                      314,125
ING Groep NV 7.05%                                                14,800                      375,920
ING Groep NV 7.20%                                                 4,200                      107,730
Metlife Inc  6.500%                                               10,500                      268,590
XL Capital Ltd                                                     5,265                      135,469
                                                                               -----------------------
                                                                                            1,774,534
                                                                               -----------------------
Multimedia (0.34%)
Walt Disney Co                                                    14,700                      373,380
                                                                               -----------------------

Pipelines (0.46%)
Dominion CNG Capital Trust I                                       8,300                      211,318
TransCanada Pipelines Ltd                                         11,743                      295,806
                                                                               -----------------------
                                                                                              507,124
                                                                               -----------------------
Property & Casualty Insurance (0.49%)
Arch Capital Group Ltd (b)                                         4,300                      109,516
Berkley W R Capital Trust                                         17,000                      431,800
                                                                               -----------------------
                                                                                              541,316
                                                                               -----------------------
Regional Banks (2.11%)
BAC Capital Trust IV                                               2,000                       47,000
BAC Capital Trust V                                               15,000                      357,000
BAC Capital Trust VIII                                             4,800                      114,432
Comerica Capital Trust I                                           8,500                      213,180
Fleet Capital Trust VII                                              500                       12,565
Keycorp Capital V                                                  1,600                       37,632
SunTrust Capital IV                                               19,000                      478,420
USB Capital IV                                                     2,700                       68,688
USB Capital V                                                      5,000                      126,150
USB Capital VI                                                    13,000                      295,230
Wachovia Corp                                                     11,200                      305,648
Wells Fargo Capital IX                                            10,100                      228,058
Wells Fargo Capital VIII                                           2,700                       63,153
                                                                               -----------------------
                                                                                            2,347,156
                                                                               -----------------------
Reinsurance (0.29%)
Partner Re Capital Trust I                                         9,500                      239,305
PartnerRe Ltd - Series D                                           3,500                       83,825
                                                                               -----------------------
                                                                                              323,130
                                                                               -----------------------
REITS - Diversified (0.65%)
Duke Realty Corp - Series L                                       20,200                      500,960
Vornado Realty Trust - Series H                                    4,500                      111,555
Vornado Realty Trust - Series I                                    4,400                      104,940
                                                                               -----------------------
                                                                                              717,455
                                                                               -----------------------
REITS - Office Property (0.43%)
Equity Office Properties Trust                                     2,000                       50,880
HRPT Properties Trust - Series B                                   8,900                      233,803
HRPT Properties Trust (b)                                          7,600                      193,420
                                                                               -----------------------
                                                                                              478,103
                                                                               -----------------------
REITS - Shopping Centers (0.35%)
Federal Realty Investment Trust                                    6,900                      177,951
Regency Centers Corp  6.70%                                        2,000                       49,700
Regency Centers Corp  7.25%                                        6,523                      166,010
                                                                               -----------------------
                                                                                              393,661
                                                                               -----------------------
REITS - Single Tenant (0.23%)
Realty Income Corp                                                10,000                      257,600
                                                                               -----------------------

REITS - Storage (0.39%)
Public Storage Inc - Series E; 6.750%                              8,000                      198,720

Public Storage Inc - Series F; 6.450%                              2,600                       60,632
Public Storage Inc - Series X; 6.450%                              7,100                      168,270
                                                                               -----------------------
                                                                                              427,622
                                                                               -----------------------
REITS - Warehouse & Industrial (0.17%)
AMB Property Corp                                                  1,700                       42,313
First Industrial Realty Trust Inc                                  5,500                      142,725
                                                                               -----------------------
                                                                                              185,038
                                                                               -----------------------
Special Purpose Entity (2.36%)
Corporate-Backed Trust Certificates -                              4,500                      108,720
Series DCX
Corporate-Backed Trust Certificates -                              1,400                       35,364
Series JPM
Corporate-Backed Trust Certificates -                              5,000                      118,250
Series PRU
Corporate-Backed Trust Certificates -                              2,300                       58,144
Series SO
Corporate-Backed Trust Certificates -                              2,200                       56,386
Series WM
Corts Trust for Bellsouth Capital                                  4,600                      116,150
Funding
CORTS Trust for Bellsouth                                          7,000                      178,220
Telecommunication
CORTS Trust for Countrywide Capital                                3,900                      100,620
Trust
CORTS Trust for General Electric                                   4,000                       97,120
Capital
CORTS Trust for IBM - Series III                                     800                       20,500
CORTS Trust for Safeco Capital Trust II                           24,500                      670,565
CORTS Trust for Sherwin-Williams                                   1,217                       30,474
CORTS Trust for WR Berkley Corp                                    2,300                       59,271
Mississippi Power Capital Trust II                                 6,400                      160,640
SATURNS - Series G5; 6.00%                                         8,100                      187,515
SATURNS - Series GS; 5.75%                                         1,500                       33,525
SATURNS - Series GS; 6.00%                                         6,400                      149,312
SATURNS - Series VZ                                                4,000                       97,200
Trust Certificates Series 2001-2                                   2,500                       64,000
Trust Certificates Series 2001-3                                   5,300                      134,090
Trust Certificates Series 2001-4                                   5,700                      144,210
                                                                               -----------------------
                                                                                            2,620,276
                                                                               -----------------------
Telephone - Integrated (0.18%)
AT&T Inc                                                           8,000                      201,040
                                                                               -----------------------
TOTAL PREFERRED STOCKS                                                        $            20,014,314
                                                                               -----------------------
                                                                 Principal
                                                                   Amount                        Value
                                                    ---------------------------------------------------
BONDS (1.83%)
Electric - Integrated (0.71%)
Georgia Power Capital Trust VI
   4.88%, 11/ 1/2042                                             800,000                      789,373
                                                                               -----------------------

Oil Company - Integrated (0.50%)
Phillips 66 Capital Trust II
   8.00%, 1/15/2037                                              525,000                      553,809
                                                                               -----------------------

Pipelines (0.62%)
KN Capital Trust III
   7.63%, 4/15/2028                                              650,000                      693,192
                                                                               -----------------------
TOTAL BONDS                                                                   $             2,036,374
                                                                               -----------------------
SHORT TERM INVESTMENTS (1.82%)
Commercial Paper (1.82%)
Investment in Joint Trading Account; HSBC Funding
   4.84%, 4/ 3/2006                                            2,018,477                    2,018,477
                                                                               -----------------------
TOTAL SHORT TERM INVESTMENTS                                                  $             2,018,477
                                                                               -----------------------
Total Investments                                                             $           112,229,376
Liabilities in Excess of Other Assets,                                                    (1,217,127)
Net - (1.10)%
                                                                               -----------------------
TOTAL NET ASSETS - 100.00%                                                    $           111,012,249
                                                                               =======================
                                                                               -----------------------

                                                                               =======================


(a)       Market value is determined in accordance with procedures established in good faith by the Board of Directors.  A the period, the value of these securities totaled $5,289 or 0.00% of net assets.

(b)       Non-Income Producing Security
(c)       Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $946,210 or 0.85%
          of net assets.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $        8,849,837
Unrealized Depreciation                                    (1,283,281)
                                                     ------------------
Net Unrealized Appreciation (Depreciation)                   7,566,556
Cost for federal income tax purposes                       104,662,820


Portfolio Summary (unaudited)
-----------------------------------------------------------------------
Sector                                                         Percent
-----------------------------------------------------------------------
Financial                                                       55.87%
Consumer,                                                        8.60%
Non-cyclical
Energy                                                           8.43%
Communications                                                   6.22%
Industrial                                                       6.21%
Utilities                                                        5.47%
Consumer, Cyclical                                               4.70%
Basic Materials                                                  3.01%
Technology                                                       2.13%
Funds                                                            0.46%
Liabilities in                                                (-1.10%)
Excess of Other
Assets, Net
                                                 ----------------------
TOTAL NET ASSETS                                               100.00%
                                                 ======================


Schedule of Investments
March 31, 2006 (unaudited)
Equity Value Account
                                                          Shares
                                                           Held         Value
                                                    ---------------------------------------
COMMON STOCKS (94.78%)
Aerospace & Defense (0.74%)
Northrop Grumman Corp (a)                                   460      $              31,413
                                                                      ---------------------

Apparel Manufacturers (1.32%)
Liz Claiborne Inc                                           720                     29,506
VF Corp                                                     470                     26,743
                                                                      ---------------------
                                                                                    56,249
                                                                      ---------------------
Applications Software (1.75%)
Microsoft Corp                                            2,740                     74,555
                                                                      ---------------------

Auto/Truck Parts & Equipment - Original
(0.19%)
Lear Corp (a)                                               460                      8,156
                                                                      ---------------------

Beverages - Non-alcoholic (1.74%)
Coca-Cola Co/The                                            940                     39,358
Pepsi Bottling Group Inc                                  1,140                     34,644
                                                                      ---------------------
                                                                                    74,002
                                                                      ---------------------
Brewery (0.10%)
Molson Coors Brewing Co                                      60                      4,117
                                                                      ---------------------

Chemicals - Diversified (1.93%)
EI Du Pont de Nemours & Co                                  830                     35,034
PPG Industries Inc                                          740                     46,879
                                                                      ---------------------
                                                                                    81,913
                                                                      ---------------------
Computer Services (0.56%)
Computer Sciences Corp (b)                                  430                     23,887
                                                                      ---------------------

Computers (3.11%)
Hewlett-Packard Co                                        2,160                     71,064
International Business Machines Corp                        740                     61,028
                                                                      ---------------------
                                                                                   132,092
                                                                      ---------------------
Data Processing & Management (0.65%)
Fiserv Inc (b)                                              650                     27,658
                                                                      ---------------------

Diversified Manufacturing Operations
(4.55%)
Dover Corp                                                  600                     29,136
General Electric Co                                       1,520                     52,866
Ingersoll-Rand Co Ltd                                       890                     37,193
Parker Hannifin Corp                                        360                     29,020
Tyco International Ltd                                    1,690                     45,427
                                                                      ---------------------
                                                                                   193,642
                                                                      ---------------------
Electric - Integrated (2.65%)
Exelon Corp                                               1,180                     62,422
PPL Corp                                                  1,710                     50,274
                                                                      ---------------------
                                                                                   112,696
                                                                      ---------------------
Electronic Components - Semiconductors
(0.73%)
Intel Corp                                                1,610                     31,154
                                                                      ---------------------


Enterprise Software & Services (0.62%)
Oracle Corp (b)                                           1,930                     26,422
                                                                      ---------------------

Fiduciary Banks (0.95%)
Bank of New York Co Inc/The                               1,120                     40,365
                                                                      ---------------------

Finance - Investment Banker & Broker
(10.02%)
Citigroup Inc                                             4,140                    195,532
JPMorgan Chase & Co                                       2,470                    102,851
Merrill Lynch & Co Inc                                      810                     63,796
Morgan Stanley                                            1,020                     64,076
                                                                      ---------------------
                                                                                   426,255
                                                                      ---------------------
Finance - Mortgage Loan/Banker (2.88%)
Freddie Mac                                               2,010                    122,610
                                                                      ---------------------

Financial Guarantee Insurance (0.49%)
MGIC Investment Corp                                        310                     20,655
                                                                      ---------------------

Food - Miscellaneous/Diversified (2.15%)
HJ Heinz Co                                                 850                     32,232
Sara Lee Corp                                             1,220                     21,813
Unilever NV                                                 540                     37,379
                                                                      ---------------------
                                                                                    91,424
                                                                      ---------------------
Food - Retail (0.97%)
Kroger Co/The                                             2,030                     41,331
                                                                      ---------------------

Forestry (1.43%)
Weyerhaeuser Co (a)                                         840                     60,841
                                                                      ---------------------

Gas - Distribution (0.58%)
NiSource Inc                                              1,210                     24,466
                                                                      ---------------------

Home Decoration Products (0.65%)
Newell Rubbermaid Inc                                     1,090                     27,457
                                                                      ---------------------

Insurance Brokers (0.58%)
Marsh & McLennan Cos Inc                                    840                     24,662
                                                                      ---------------------

Life & Health Insurance (0.76%)
Torchmark Corp                                              570                     32,547
                                                                      ---------------------

Machinery - Farm (0.78%)
Deere & Co                                                  420                     33,201
                                                                      ---------------------

Medical - Drugs (5.00%)
Abbott Laboratories                                       1,370                     58,184
Merck & Co Inc                                              740                     26,070
Pfizer Inc                                                2,860                     71,271
Wyeth                                                     1,180                     57,254
                                                                      ---------------------
                                                                                   212,779
                                                                      ---------------------
Medical - Hospitals (0.48%)
HCA Inc (a)                                                 450                     20,605
                                                                      ---------------------

Medical Products (1.36%)
Johnson & Johnson                                           980                     58,036
                                                                      ---------------------


Multi-line Insurance (4.56%)
Allstate Corp/The                                           970                     50,547
American International Group Inc                            970                     64,107
Hartford Financial Services Group Inc                       580                     46,719
Loews Corp                                                  320                     32,384
                                                                      ---------------------
                                                                                   193,757
                                                                      ---------------------
Multimedia (2.01%)
Time Warner Inc                                           4,020                     67,496
Viacom Inc (b)                                              460                     17,848
                                                                      ---------------------
                                                                                    85,344
                                                                      ---------------------
Non-hazardous Waste Disposal (0.69%)
Waste Management Inc                                        830                     29,299
                                                                      ---------------------

Office Automation & Equipment (0.74%)
Xerox Corp (a)(b)                                         2,060                     31,312
                                                                      ---------------------

Oil Company - Exploration & Production
(0.52%)
Anadarko Petroleum Corp                                     110                     11,111
Devon Energy Corp                                           180                     11,011
                                                                      ---------------------
                                                                                    22,122
                                                                      ---------------------
Oil Company - Integrated (11.52%)
Chevron Corp                                              1,650                     95,650
ConocoPhillips (a)                                        1,490                     94,094
Exxon Mobil Corp                                          3,090                    188,057
Royal Dutch Shell PLC ADR                                 1,800                    112,068
                                                                      ---------------------
                                                                                   489,869
                                                                      ---------------------
Printing - Commercial (0.59%)
RR Donnelley & Sons Co                                      770                     25,194
                                                                      ---------------------

Publicly Traded Investment Fund (1.40%)
SPDR Trust Series 1 (a)                                     460                     59,722
                                                                      ---------------------

Publishing - Newspapers (1.08%)
Gannett Co Inc                                              770                     46,138
                                                                      ---------------------

Regional Banks (9.65%)
Bank of America Corp                                      3,050                    138,897
National City Corp                                          520                     18,148
PNC Financial Services Group Inc                            450                     30,290
US Bancorp                                                1,930                     58,865
Wachovia Corp                                             1,290                     72,304
Wells Fargo & Co                                          1,440                     91,973
                                                                      ---------------------
                                                                                   410,477
                                                                      ---------------------
Retail - Apparel & Shoe (0.58%)
Gap Inc/The                                               1,310                     24,471
                                                                      ---------------------

Retail - Building Products (0.38%)
Home Depot Inc                                              380                     16,074
                                                                      ---------------------

Retail - Discount (1.45%)
Dollar General Corp                                       1,480                     26,152
Wal-Mart Stores Inc                                         750                     35,430
                                                                      ---------------------
                                                                                    61,582
                                                                      ---------------------
Retail - Restaurants (1.16%)
McDonald's Corp                                           1,440                     49,478
                                                                      ---------------------


Savings & Loans - Thrifts (1.31%)
Washington Mutual Inc (a)                                 1,310                     55,832
                                                                      ---------------------

Steel - Producers (0.52%)
Nucor Corp                                                  210                     22,006
                                                                      ---------------------

Telecommunication Equipment (0.26%)
Avaya Inc (b)                                               980                     11,074
                                                                      ---------------------

Telephone - Integrated (5.02%)
AT&T Inc (a)                                              2,620                     70,845
BellSouth Corp                                            1,360                     47,124
Sprint Nextel Corp                                        1,570                     40,569
Verizon Communications Inc                                1,620                     55,177
                                                                      ---------------------
                                                                                   213,715
                                                                      ---------------------
Television (0.25%)
CBS Corp                                                    450                     10,791
                                                                      ---------------------

Tobacco (1.37%)
Altria Group Inc                                            820                     58,105
                                                                      ---------------------
TOTAL COMMON STOCKS                                                  $           4,031,552
                                                                      ---------------------


                                                    ---------------------------------------
MONEY MARKET FUNDS (10.37%)
BNY Institutional Cash Reserve Fund (c)                 441,000                    441,000
                                                                      ---------------------
TOTAL MONEY MARKET FUNDS                                             $             441,000
                                                                      ---------------------
Total Investments                                                    $           4,472,552
Liabilities in Excess of Other Assets,                                           (219,016)
Net - (5.15)%
                                                                      ---------------------
TOTAL NET ASSETS - 100.00%                                           $           4,253,536
                                                                      =====================
                                                                      ---------------------

                                                                      =====================

(a)       Security or a portion of the security was operiod.
(b)       Non-Income Producing Security
(c)       Security was purchased with the cash procee

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $          383,718
Unrealized Depreciation                                         (85,388)
                                                       ------------------
Net Unrealized Appreciation (Depreciation)                       298,330
Cost for federal income tax purposes                           4,174,222


Portfolio Summary (unaudited)
-------------------------------------------------------------------------
Sector                                                           Percent
-------------------------------------------------------------------------
Financial                                                         41.57%
Consumer,                                                         13.77%
Non-cyclical
Energy                                                            12.04%
Communications                                                     8.63%
Technology                                                         8.16%
Industrial                                                         6.76%
Consumer, Cyclical                                                 5.72%
Basic Materials                                                    3.87%
Utilities                                                          3.23%
Funds                                                              1.40%
Liabilities in                                                  (-5.15%)
Excess of Other
Assets, Net
                                                   ----------------------
TOTAL NET ASSETS                                                 100.00%
                                                   ======================


Schedule of Investments
March 31, 2006 (unaudited)
Government & High Quality Bond Account
                                                                 Principal
                                                                   Amount                            Value
                                                    ------------------------------------------------------
BONDS (59.67%)
Asset Backed Securities (5.26%)
Chase Funding Loan Acquisition Trust
   5.18%, 6/25/2034 (a)                            $        2,880,461      $                    2,893,117
Chase Funding Mortgage Loan Asset-Backed
   5.11%, 9/25/2033 (a)                                       576,406                             577,446
   5.05%, 12/25/2033 (a)                                    1,127,730                           1,128,792
Countrywide Asset-Backed Certificates
   5.20%, 3/25/2033 (a)                                     1,427,272                           1,429,926
   5.10%, 9/25/2033 (a)                                     1,582,417                           1,583,604
Park Place Securities Inc
   5.18%, 1/25/2033 (a)                                     2,162,797                           2,165,325
Popular ABS Mortgage Pass-Through Trust
   5.08%, 9/25/2035 (a)                                     3,000,000                           3,000,486
Structured Asset Investment Loan Trust
   5.14%, 11/25/2034 (a)                                    3,500,000                           3,503,941
                                                                            ------------------------------
                                                                                               16,282,637
                                                                            ------------------------------
Credit Card Asset Backed Securities
(1.90%)
Chase Issuance Trust
   4.77%, 2/15/2012 (a)                                       5,875,000                           5,877,614
                                                                              ------------------------------

Federal & Federally Sponsored Credit
(2.26%)
Federal Farm Credit Bank
   2.63%, 9/17/2007                                           3,000,000                           2,898,597
   3.00%, 4/15/2008 (b)                                       1,750,000                           1,680,903
   3.75%, 1/15/2009                                           2,500,000                           2,413,733
                                                                              ------------------------------
                                                                                                  6,993,233
                                                                              ------------------------------
Finance - Mortgage Loan/Banker (30.47%)
Fannie Mae
   5.25%, 8/ 1/2012                                           8,950,000                           8,859,274
   5.12%, 10/25/2018 (a)                                      1,127,366                           1,130,488
   5.02%, 4/25/2034 (a)                                       6,059,267                           6,057,522
Fannie Mae Grantor Trust
   5.50%, 9/25/2011                                           3,250,000                           3,283,147
   5.34%, 4/25/2012                                           3,500,000                           3,504,830
   5.17%, 5/25/2035 (a)                                       2,422,557                           2,422,649
   4.90%, 7/25/2035 (a)                                       3,500,000                           3,501,263
   4.97%, 9/25/2035 (a)                                       3,500,000                           3,503,759
   4.39%, 11/28/2035 (a)(c)                                   4,000,000                           4,002,176
Fannie Mae Whole Loan
   4.97%, 5/25/2035 (a)                                       2,578,893                           2,584,786
Federal Home Loan Bank System
   2.45%, 3/23/2007                                           2,000,000                           1,949,964
   2.63%, 5/15/2007                                           7,000,000                           6,811,623
   5.46%, 11/27/2015 (d)                                      2,644,550                           2,618,104
Freddie Mac
   4.25%, 4/ 5/2007                                           6,500,000                           6,444,035
   4.13%, 7/12/2010                                           3,200,000                           3,075,878
   4.88%, 11/15/2013 (b)                                      3,200,000                           3,134,592
   4.50%, 7/15/2017                                           4,800,000                           4,586,011
   5.05%, 6/15/2018 (a)                                       4,592,994                           4,604,757
   4.95%, 4/15/2030 (a)                                       5,500,000                           5,499,274

Ginnie Mae
   1.88%, 10/16/2012 (a)                                     81,000,000                           4,540,131
   0.97%, 6/17/2045 (a)                                      28,421,354                           1,630,249
SLM Student Loan Trust
   4.71%, 10/25/2016 (a)                                      5,875,000                           5,880,699
   5.10%, 9/17/2018 (a)                                       4,700,000                           4,726,983
                                                                              ------------------------------
                                                                                                 94,352,194
                                                                              ------------------------------
Finance - Other Services (0.92%)
Private Export Funding Corp
   3.38%, 2/15/2009 (e)                                       3,000,000                           2,865,528
                                                                              ------------------------------

Home Equity - Other (5.52%)
ACE Securities Corp
   5.16%, 11/25/2034 (a)                                      1,698,615                           1,700,409
   5.03%, 9/25/2035 (a)                                       2,200,000                           2,199,980
First NLC Trust
   5.05%, 5/25/2035 (a)                                       2,274,247                           2,274,227
Morgan Stanley Home Equity Loans
   4.99%, 2/25/2036 (a)(d)                                    4,750,000                           4,750,000
Nomura Home Equity Loan Inc
   5.04%, 5/25/2035 (a)                                       2,375,000                           2,378,277
Residential Asset Securities Corp
   4.98%, 7/25/2035 (a)                                       3,800,000                           3,800,365
                                                                              ------------------------------
                                                                                                 17,103,258
                                                                              ------------------------------
Mortgage Backed Securities (13.34%)
Banc of America Commercial Mortgage Inc
   4.73%, 7/10/2043 (a)                                       2,500,000                           2,339,640
   5.18%, 9/10/2047                                             900,000                             884,497
Countrywide Alternative Loan Trust
   5.00%, 10/25/2018                                            858,804                             832,503
Ge Capital Commercial Mortgage Corp
   5.33%, 11/10/2045 (a)                                      3,500,000                           3,472,147
G-Force LLC
   5.12%, 12/25/2039 (a)(c)                                   2,300,000                           2,304,057
Impac CMB Trust
   5.13%, 4/25/2035 (a)                                       2,341,721                           2,343,916
Impac Secured Assets CMN Owner Trust
   5.09%, 12/25/2031 (a)                                      2,075,000                           2,075,162
JP Morgan Chase Commercial Mortgage Securities
   0.35%, 9/12/2037 (a)                                      77,540,354                           1,220,563
   5.29%, 1/12/2043 (a)                                       3,500,000                           3,470,344
JP Morgan Mortgage Trust
   4.96%, 11/25/2035 (a)                                      2,250,000                           2,199,985
   5.41%, 2/25/2036 (a)                                       1,800,000                           1,787,256
LB-UBS Commercial Mortgage Trust
   0.76%, 7/15/2040 (a)                                      87,108,000                           2,993,989
Merrill Lynch Mortgage Trust
   0.59%, 5/12/2043                                          39,833,311                           1,154,967
   5.29%, 1/12/2044                                           5,000,000                           4,933,105
Morgan Stanley Capital I
   0.38%, 8/13/2042                                         149,100,000                           3,102,622
Wachovia Bank Commercial Mortgage Trust
   0.58%, 5/15/2044 (a)(c)                                   78,565,169                           2,258,906
   5.28%, 12/15/2044 (a)                                      4,000,000                           3,951,488
                                                                              ------------------------------
                                                                                                 41,325,147
                                                                              ------------------------------
TOTAL BONDS                                                                  $                  184,799,611
                                                                              ------------------------------

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (59.89%)
Federal Home Loan Mortgage Corporation
(FHLMC) (16.61%)
   4.50%, 4/ 1/2021 (f)                                       1,030,000                             983,006
   5.00%, 10/ 1/2025                                          3,910,507                           3,754,728
   4.50%, 4/ 1/2036 (f)                                       1,750,000                           1,613,281
   5.00%, 4/ 1/2036 (f)                                      12,530,000                          11,919,163
   5.50%, 4/ 1/2036 (f)                                       7,050,000                           6,882,562
   6.00%, 1/ 1/2009                                             151,200                             152,289
   6.00%, 2/ 1/2009                                              38,264                              38,545
   6.00%, 7/ 1/2009                                             215,218                             217,135
   4.50%, 2/ 1/2010                                             815,480                             795,887
   4.50%, 7/ 1/2010                                           1,969,126                           1,921,814
   6.50%, 7/ 1/2016                                             231,991                             236,967
   6.00%, 11/ 1/2016                                            392,331                             397,135
   6.50%, 5/ 1/2017                                             452,486                             462,198
   5.50%, 9/ 1/2017                                             994,286                             988,663
   4.50%, 6/ 1/2018                                           3,544,839                           3,390,525
   6.50%, 6/ 1/2018                                              51,372                              52,763
   6.50%, 8/ 1/2021                                              57,693                              59,133
   7.00%, 9/ 1/2023                                              64,256                              66,235
   6.00%, 12/ 1/2023                                             91,833                              92,049
   7.00%, 12/ 1/2023                                             41,665                              43,014
   7.00%, 1/ 1/2024                                              41,219                              42,551
   5.50%, 2/ 1/2024                                             122,313                             119,724
   5.50%, 3/ 1/2024                                              53,578                              52,499
   6.50%, 4/ 1/2024                                              61,902                              63,405
   6.00%, 8/ 1/2025                                              54,859                              54,999
   6.00%, 1/ 1/2026                                              23,441                              23,501
   6.50%, 4/ 1/2026                                              51,906                              53,165
   6.50%, 5/ 1/2026                                             108,031                             110,653
   7.00%, 9/ 1/2027                                              54,221                              55,911
   6.50%, 12/ 1/2027                                             55,179                              56,524
   6.50%, 1/ 1/2028                                              39,786                              40,755
   7.00%, 2/ 1/2028                                              10,692                              11,025
   6.50%, 3/ 1/2028                                              45,212                              46,309
   7.00%, 4/ 1/2028                                             240,869                             248,297
   7.00%, 5/ 1/2028                                              38,639                              39,830
   7.00%, 8/ 1/2028                                              67,886                              69,979
   6.50%, 9/ 1/2028                                              99,051                             101,455
   6.50%, 10/ 1/2028                                            259,795                             266,100
   6.50%, 11/ 1/2028                                             64,259                              65,819
   6.50%, 12/ 1/2028                                            131,949                             135,151
   7.50%, 10/ 1/2030                                            139,319                             145,597
   8.00%, 10/ 1/2030                                            167,287                             178,088
   7.50%, 2/ 1/2031                                             142,917                             149,357
   6.50%, 7/ 1/2031                                             226,963                             231,989
   6.50%, 8/ 1/2031                                              73,251                              74,873
   6.50%, 10/ 1/2031                                             95,117                              97,224
   7.00%, 10/ 1/2031                                            132,184                             136,214
   6.00%, 12/ 1/2031                                            349,202                             349,887
   6.50%, 12/ 1/2031                                            291,027                             297,473
   6.50%, 2/ 1/2032                                             288,608                             295,000
   6.50%, 5/ 1/2032                                             605,779                             618,829
   6.50%, 8/ 1/2032                                           2,478,331                           2,531,724
   5.00%, 12/ 1/2032                                          1,719,161                           1,641,033
   5.50%, 3/ 1/2033                                           3,335,446                           3,263,056
   5.00%, 6/ 1/2033                                           5,984,743                           5,709,487
                                                                              ------------------------------
                                                                                                 51,444,575
                                                                              ------------------------------

Federal National Mortgage Association
(FNMA) (19.29%)
   5.00%, 4/ 1/2021 (f)                                         705,000                             687,155
   4.50%, 4/ 1/2036 (f)                                       1,750,000                           1,613,829
   5.00%, 4/ 1/2036 (f)                                       6,475,000                           6,163,391
   5.50%, 4/ 1/2036 (f)                                       7,180,000                           7,007,235
   6.00%, 4/ 1/2036 (f)                                       7,910,000                           7,907,532
   6.50%, 4/ 1/2036 (f)                                       2,750,000                           2,805,000
   6.00%, 2/ 1/2009                                             134,782                             135,953
   6.50%, 6/ 1/2016                                             328,705                             336,569
   6.00%, 8/ 1/2016                                             462,738                             469,212
   5.50%, 8/ 1/2017                                             860,366                             856,020
   6.50%, 8/ 1/2017                                             625,401                             640,389
   5.00%, 1/ 1/2018                                           2,661,163                           2,601,654
   5.50%, 1/ 1/2018                                           1,695,627                           1,687,061
   5.50%, 7/ 1/2019                                             526,416                             523,400
   5.50%, 8/ 1/2019                                           1,404,573                           1,396,527
   5.50%, 9/ 1/2019                                             775,888                             771,443
   5.50%, 10/ 1/2019                                            289,640                             287,981
   7.50%, 4/ 1/2022                                              43,761                              45,663
   6.00%, 6/ 1/2022                                             401,940                             404,355
   6.00%, 11/ 1/2023                                             57,514                              57,652
   6.50%, 11/ 1/2023                                            112,854                             115,727
   5.50%, 5/ 1/2024                                             305,585                             299,466
   6.50%, 5/ 1/2024                                              98,410                             100,908
   6.50%, 7/ 1/2025                                              20,100                              20,605
   6.50%, 8/ 1/2025                                             111,414                             115,374
   6.50%, 2/ 1/2026                                              36,095                              37,002
   6.00%, 3/ 1/2026                                              11,127                              11,158
   6.50%, 3/ 1/2026                                              27,215                              27,899
   6.50%, 5/ 1/2026                                              51,255                              52,544
   6.50%, 6/ 1/2026                                              21,878                              22,428
   7.00%, 1/ 1/2027                                              24,063                              24,835
   7.50%, 7/ 1/2027                                              26,199                              27,397
   7.00%, 11/ 1/2027                                             21,168                              21,847
   6.50%, 7/ 1/2028                                              24,804                              25,431
   6.50%, 9/ 1/2028                                              26,612                              27,285
   6.00%, 11/ 1/2028                                            248,954                             249,565
   6.50%, 4/ 1/2029                                             110,205                             112,983
   7.00%, 10/ 1/2029                                            229,602                             236,803
   7.00%, 6/ 1/2030                                              52,425                              54,058
   8.00%, 6/ 1/2030                                              20,624                              22,003
   7.00%, 5/ 1/2031                                             185,878                             191,633
   7.50%, 5/ 1/2031                                             198,628                             207,615
   6.50%, 9/ 1/2031                                             470,318                             481,187
   6.00%, 12/ 1/2031                                            283,403                             283,781
   6.50%, 2/ 1/2032                                             384,306                             392,917
   7.00%, 2/ 1/2032                                             214,436                             220,902
   7.00%, 4/ 1/2032                                             445,440                             458,872
   6.00%, 1/ 1/2033                                           1,041,071                           1,042,048
   5.50%, 9/ 1/2033                                          10,635,788                          10,402,534
   5.16%, 12/ 1/2033 (a)                                      1,791,127                           1,759,435
   4.75%, 2/ 1/2035 (a)                                       3,537,767                           3,453,597
   4.74%, 4/ 1/2035 (a)                                       2,899,305                           2,825,135
                                                                              ------------------------------
                                                                                                 59,722,995
                                                                              ------------------------------
Government National Mortgage
Association (GNMA) (4.47%)
   5.00%, 9/15/2033                                              77,244                              74,932
   5.50%, 11/15/2033                                            444,529                             440,474
   5.00%, 4/ 1/2036 (f)                                       3,885,000                           3,762,382
   5.50%, 4/ 1/2036 (f)                                       3,090,000                           3,059,100

   7.00%, 1/15/2024                                              18,739                              19,537
   7.00%, 2/15/2027                                             118,801                             124,030
   7.00%, 12/15/2027                                             56,820                              59,321
   7.00%, 3/15/2028                                             341,227                             355,823
   7.00%, 5/15/2028                                             158,313                             165,085
   7.00%, 5/15/2031                                              90,227                              94,120
   7.00%, 9/15/2031                                             315,535                             329,086
   7.00%, 6/15/2032                                             780,925                             814,366
   6.00%, 5/20/2024                                             184,847                             186,740
   6.00%, 6/20/2024                                             370,331                             374,124
   6.00%, 11/20/2025                                             63,587                              64,256
   6.50%, 12/20/2025                                             55,301                              56,680
   6.50%, 1/20/2026                                             105,466                             108,150
   6.00%, 2/20/2026                                              41,887                              42,338
   6.50%, 2/20/2026                                              96,634                              99,093
   6.00%, 4/20/2026                                              78,667                              79,514
   6.00%, 5/20/2026                                              38,580                              38,995
   6.00%, 6/20/2026                                             102,875                             103,982
   6.00%, 7/20/2026                                              22,000                              22,237
   6.00%, 9/20/2026                                              73,911                              74,689
   6.00%, 3/20/2027                                             155,094                             156,727
   6.00%, 1/20/2028                                              78,500                              79,314
   6.00%, 3/20/2028                                              33,248                              33,593
   6.00%, 6/20/2028                                             172,078                             173,864
   6.00%, 7/20/2028                                             119,597                             120,838
   6.00%, 3/20/2029                                             210,606                             212,795
   6.00%, 7/20/2029                                             238,130                             240,509
   5.50%, 5/20/2035                                           2,305,522                           2,276,643
                                                                              ------------------------------
                                                                                                 13,843,337
                                                                              ------------------------------
U.S. Treasury (14.50%)
   4.63%, 2/29/2008 (b)                                       7,350,000                           7,320,431
   4.13%, 8/15/2010 (b)                                      11,000,000                          10,697,071
   4.25%, 10/15/2010 (g)                                      5,850,000                           5,713,350
   4.25%, 8/15/2014 (b)                                       4,000,000                           3,828,592
   4.13%, 5/15/2015 (g)                                       4,500,000                           4,252,324
   4.25%, 8/15/2015 (g)                                       1,450,000                           1,381,295
   8.75%, 5/15/2017                                           2,000,000                           2,639,532
   6.88%, 8/15/2025 (b)                                       5,500,000                           6,713,866
   4.50%, 2/15/2036 (g)                                       2,500,000                           2,345,703
                                                                              ------------------------------
                                                                                                 44,892,164
                                                                              ------------------------------
U.S. Treasury Inflation-Indexed
Obligations (2.04%)
   3.88%, 1/15/2009                                           6,045,750                           6,329,616
                                                                              ------------------------------

U.S. Treasury Strip (2.98%)
   0.00%, 11/15/2015 (h)                                      1,750,000                           1,095,558
   0.00%, 5/15/2020 (b)(h)                                   10,500,000                           5,136,243
   0.00%, 8/15/2025 (b)(h)                                    7,000,000                           2,634,527
   0.00%, 8/15/2028 (b)(h)                                    1,100,000                             359,744
                                                                              ------------------------------
                                                                                                  9,226,072
                                                                              ------------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT                                           $                  185,458,759
AGENCY OBLIGATIONS
                                                                              ------------------------------
SHORT TERM INVESTMENTS (1.89%)
Commercial Paper (1.89%)
Investment in Joint Trading Account; Federal Home
Loan Mortgage Corporation
   4.65%, 4/ 3/2006                                           5,861,875                           5,860,361
                                                                              ------------------------------
TOTAL SHORT TERM INVESTMENTS                                                 $                    5,860,361
                                                                              ------------------------------

MONEY MARKET FUNDS (13.20%)
BNY Institutional Cash Reserve Fund (i)                      40,883,000                          40,883,000
                                                                              ------------------------------
TOTAL MONEY MARKET FUNDS                                                     $                   40,883,000
                                                                              ------------------------------
Total Investments                                                            $                  417,001,731
Liabilities in Excess of Other Assets,                                                         (107,301,681)
Net - (34.65)%
                                                                              ------------------------------
TOTAL NET ASSETS - 100.00%                                                   $                  309,700,050
                                                                              ==============================
                                                                              ------------------------------

                                                                              ==============================

(a) Variable Rate
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $8,565,139 or 2.77%
    of net assets.


(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At the end of the period, the value of these securities totaled $7,368,104 or 2.38% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $162,380 or 0.05% of net assets.

(f) Security was purchased in a "to-be-announced" ("TBA") transaction.  See Notes to Financial Statements.
(g) Security or a portion of the security was pledged as collateral for reverse repurchase agreements.  At the end of the period, the value of these securities totaled $13,692,672 or 4.42% of net assets.

(h) Non-Income Producing Security
(i) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $          440,086
Unrealized Depreciation                                  (6,717,307)
                                                   ------------------
Net Unrealized Appreciation (Depreciation)               (6,277,221)
Cost for federal income tax purposes                     423,278,952


                    SCHEDULE OF INTEREST RATE SWAP AGREEMENTS
                                                              Unrealized
                                             Notional        Appreciation/
Description                                   Amount        (Depreciation)
-----------------------------------------------------------------------
Pay monthly a fixed rate of 5.25% to
Merrill Lynch and receive monthly a     $    5,000,000     $   118,907
floating rate based on 1-month
LIBOR plus 39.5 basis points. Expires
October 2012.


Pay monthly a fixed rate of 5.27% to
Deutsche Bank and receive monthly a     $    3,500,000          59,473
floating rate based on 1-month
LIBOR plus 29.7 basis points. Expires
September 2012.


Pay monthly a fixed rate of 5.30% to
Deutsche Bank and receive monthly a     $    3,500,000          69,859
floating rate based on 1-month
LIBOR plus 38 basis points. Expires
September 2012.


Pay monthly a fixed rate of 5.30% to
Morgan Stanley and receive monthly a    $    4,000,000          82,780
floating rate based on 1-month
LIBOR plus 40 basis points. Expires
August 2012.



                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                            Unrealized
                                           Notional         Appreciation/
Description                                 Amount         (Depreciation)
-----------------------------------------------------------------------
Receive a monthly return equal to the
Lehman ERISA Eligible CMBS Index and    $    3,000,000   $    (31,925)
pay monthly a floating rate
based on 1-month LIBOR less 5 basis
points with Morgan Stanley. Expires
April 2006.



                          SCHEDULE OF FUTURES CONTRACTS
                                                                   Current         Unrealized
                              Number of            Original        Market         Appreciation/
Type                          Contracts             Value           Value        (Depreciation)
------------------------------------------------------------------------------------------------
Buy:
U.S. 2 Year Note; June 2006       75               $15,343,359    $15,289,453    $(53,906)
Sell:
U.S. 5 Year Note; June 2006      275                28,920,273     28,720,313      199,961

Portfolio Summary (unaudited)
------------------------------------------------
Sector                                  Percent
------------------------------------------------
Mortgage Securities                       70.60%
Government                                31.55%
Asset Backed                              18.37%
Securities
Financial                                 14.13%
Liabilities in                         (-34.65%)
Excess of Other
Assets, Net
                                     ------------
TOTAL NET ASSETS                         100.00%
                                     ============

Other Assets Summary (unaudited)
-------------------------------------------------
Asset Type                                   Percent
-----------------------------------------------------
Futures                                     14.21%
Interest Rate Swaps                          0.11%
Total Return Swaps                           0.01%


Schedule of Investments
March 31, 2006 (unaudited)
Growth Account
                                                                   Shares
                                                                    Held                       Value
                                                    ---------------------------------------------------
COMMON STOCKS (97.80%)
Advertising Sales (1.00%)
Lamar Advertising Co (a)                                          24,000      $              1,262,880
                                                                               ------------------------

Airlines (2.68%)
Southwest Airlines Co                                            120,000                     2,158,800
UAL Corp (a)                                                      31,000                     1,237,830
                                                                               ------------------------
                                                                                             3,396,630
                                                                               ------------------------
Applications Software (1.53%)
Citrix Systems Inc (a)                                            51,000                     1,932,900
                                                                               ------------------------

Beverages - Non-alcoholic (5.24%)
Coca-Cola Co/The                                                  67,000                     2,805,290
PepsiCo Inc                                                       66,200                     3,825,698
                                                                               ------------------------
                                                                                             6,630,988
                                                                               ------------------------
Casino Services (0.97%)
International Game Technology                                     35,000                     1,232,700
                                                                               ------------------------

Computers (5.57%)
Apple Computer Inc (a)                                            56,922                     3,570,148
Hewlett-Packard Co                                               106,000                     3,487,400
                                                                               ------------------------
                                                                                             7,057,548
                                                                               ------------------------
Cosmetics & Toiletries (2.10%)
Colgate-Palmolive Co                                              46,600                     2,660,860
                                                                               ------------------------

Diversified Manufacturing Operations
(2.60%)
Textron Inc                                                       35,300                     3,296,667
                                                                               ------------------------

E-Commerce - Services (1.45%)
eBay Inc (a)                                                      46,900                     1,831,914
                                                                               ------------------------

Electric Products - Miscellaneous
(1.45%)
Emerson Electric Co                                               22,000                     1,839,860
                                                                               ------------------------

Electronic Components - Semiconductors
(3.69%)
Broadcom Corp (a)                                                 56,700                     2,447,172
Microchip Technology Inc                                          35,000                     1,270,500
Micron Technology Inc (a)                                         65,000                       956,800
                                                                               ------------------------
                                                                                             4,674,472
                                                                               ------------------------
Enterprise Software & Services (2.77%)
BEA Systems Inc (a)                                              118,000                     1,549,340
SAP AG ADR                                                        36,000                     1,955,520
                                                                               ------------------------
                                                                                             3,504,860
                                                                               ------------------------
Fiduciary Banks (0.95%)
State Street Corp                                                 20,000                     1,208,600
                                                                               ------------------------

Finance - Commercial (3.17%)
CIT Group Inc                                                     75,000                     4,014,000
                                                                               ------------------------


Finance - Credit Card (1.56%)
Capital One Financial Corp                                        24,600                     1,980,792
                                                                               ------------------------

Finance - Investment Banker & Broker
(8.28%)
Charles Schwab Corp/The                                          165,000                     2,839,650
Goldman Sachs Group Inc                                           29,900                     4,693,104
Morgan Stanley                                                    47,000                     2,952,540
                                                                               ------------------------
                                                                                            10,485,294
                                                                               ------------------------
Food - Confectionery (1.29%)
WM Wrigley Jr Co                                                  25,600                     1,638,400
                                                                               ------------------------

Life & Health Insurance (3.05%)
Cigna Corp                                                        29,600                     3,866,352
                                                                               ------------------------

Medical - Biomedical/Gene (2.40%)
Celgene Corp (a)                                                  68,800                     3,042,336
                                                                               ------------------------

Medical - Drugs (0.21%)
Allergan Inc                                                       2,416                       262,136
                                                                               ------------------------

Medical - Generic Drugs (1.04%)
Teva Pharmaceutical Industries Ltd ADR                            32,000                     1,317,760
                                                                               ------------------------

Medical - HMO (1.16%)
Aetna Inc                                                         30,000                     1,474,200
                                                                               ------------------------

Metal - Diversified (0.87%)
Inco Ltd                                                          22,102                     1,102,669
                                                                               ------------------------

Networking Products (1.01%)
Cisco Systems Inc (a)                                             59,000                     1,278,530
                                                                               ------------------------

Oil - Field Services (1.23%)
Weatherford International Ltd (a)                                 34,000                     1,555,500
                                                                               ------------------------

Oil Company - Exploration & Production
(2.94%)
Apache Corp                                                       29,300                     1,919,443
Devon Energy Corp                                                 29,400                     1,798,398
                                                                               ------------------------
                                                                                             3,717,841
                                                                               ------------------------
Regional Banks (1.75%)
PNC Financial Services Group Inc                                  33,000                     2,221,230
                                                                               ------------------------

Retail - Apparel & Shoe (4.33%)
Nordstrom Inc                                                     98,200                     3,847,476
Ross Stores Inc                                                   56,000                     1,634,640
                                                                               ------------------------
                                                                                             5,482,116
                                                                               ------------------------
Retail - Auto Parts (0.95%)
Autozone Inc (a)                                                  12,000                     1,196,280
                                                                               ------------------------

Retail - Drug Store (3.48%)
CVS Corp                                                         147,600                     4,408,812
                                                                               ------------------------

Retail - Office Supplies (3.18%)
Staples Inc                                                      157,750                     4,025,780
                                                                               ------------------------


Retail - Regional Department Store
(1.27%)
Federated Department Stores Inc                                   22,000                     1,606,000
                                                                               ------------------------

Retail - Restaurants (1.96%)
McDonald's Corp                                                   72,100                     2,477,356
                                                                               ------------------------

Semiconductor Component - Integrated
Circuits (1.85%)
Marvell Technology Group Ltd (a)                                  43,200                     2,337,120
                                                                               ------------------------

Steel - Producers (1.90%)
Nucor Corp                                                        23,000                     2,410,170
                                                                               ------------------------

Steel - Specialty (1.74%)
Allegheny Technologies Inc                                        36,000                     2,202,480
                                                                               ------------------------

Telecommunication Equipment (4.33%)
Comverse Technology Inc (a)                                      117,400                     2,762,422
Tellabs Inc (a)                                                  171,000                     2,718,900
                                                                               ------------------------
                                                                                             5,481,322
                                                                               ------------------------
Therapeutics (2.63%)
Gilead Sciences Inc (a)                                           53,600                     3,334,992
                                                                               ------------------------

Web Portals (4.22%)
Google Inc (a)                                                    13,690                     5,339,100
                                                                               ------------------------

Wireless Equipment (4.00%)
Motorola Inc                                                     112,500                     2,577,375
Nokia OYJ ADR                                                    120,000                     2,486,400
                                                                               ------------------------
                                                                                             5,063,775
                                                                               ------------------------
TOTAL COMMON STOCKS                                                           $            123,853,222
                                                                               ------------------------

                                                                               Value
                                                    ---------------------------------------------------
SHORT TERM INVESTMENTS (2.32%)
Commercial Paper (2.32%)
Investment in Joint Trading Account; HSBC Funding
   4.84%, 4/ 3/2006                                            2,932,550                     2,932,550
                                                                               ------------------------
TOTAL SHORT TERM INVESTMENTS                                                  $              2,932,550
                                                                               ------------------------
Total Investments                                                             $            126,785,772
Liabilities in Excess of Other Assets,                                                       (150,355)
Net - (0.12)%
                                                                               ------------------------
TOTAL NET ASSETS - 100.00%                                                    $            126,635,417
                                                                               ========================
                                                                               ------------------------

                                                                               ========================

(a)       Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $       22,232,635
Unrealized Depreciation                                          (980,154)
                                                         ------------------
Net Unrealized Appreciation (Depreciation)                      21,252,481
Cost for federal income tax purposes                           105,533,291


Portfolio Summary (unaudited)
---------------------------------------------------------------------------
Sector                                                             Percent
---------------------------------------------------------------------------
Financial                                                           21.09%
Consumer, Cyclical                                                  18.82%
Consumer,                                                           16.08%
Non-cyclical
Communications                                                      16.00%
Technology                                                          15.40%
Basic Materials                                                      4.51%
Energy                                                               4.16%
Industrial                                                           4.06%
Liabilities in                                                    (-0.12%)
Excess of Other
Assets, Net
                                                     ----------------------
TOTAL NET ASSETS                                                   100.00%
                                                     ======================


Schedule of Investments
March 31, 2006 (unaudited)
International Emerging Markets Account
                                                                   Shares
                                                                    Held                       Value
                                                    ---------------------------------------------------
COMMON STOCKS (94.54%)
Agricultural Biotech (0.00%)
Global Bio-Chem Technology Group Co Ltd                           33,464      $                    242
(a)
                                                                               ------------------------

Agricultural Operations (0.47%)
Astra Agro Lestari Tbk PT                                        271,010                       184,908
Astral Foods Ltd                                                  18,134                       256,074
                                                                               ------------------------
                                                                                               440,982
                                                                               ------------------------
Airlines (0.30%)
Thai Airways International Public                                232,600                       278,079
Limited (a)(b)
                                                                               ------------------------

Airport Development & Maintenance
(0.47%)
Grupo Aeroportuario del Pacifico SA de                            13,799                       440,878
ADR (a)
                                                                               ------------------------

Apparel Manufacturers (0.52%)
Youngone Corp                                                    119,810                       484,591
                                                                               ------------------------

Applications Software (0.50%)
Satyam Computer Services Ltd ADR                                  10,835                       474,140
                                                                               ------------------------

Auto - Car & Light Trucks (2.18%)
Dongfeng Motor Group Co Ltd (a)                                  732,000                       320,728
Ford Otomotiv Sanayi AS                                           72,813                       649,391
Hyundai Motor Co                                                   8,340                       701,259
Tata Motors Ltd ADR                                               18,194                       379,163
                                                                               ------------------------
                                                                                             2,050,541
                                                                               ------------------------
Auto - Medium & Heavy Duty Trucks
(0.80%)
Mahindra & Mahindra Ltd                                           53,533                       753,234
                                                                               ------------------------

Beverages - Non-alcoholic (0.61%)
Coca-Cola Femsa SA de CV                                         171,229                       573,108
                                                                               ------------------------

Broadcasting Services & Programming
(0.28%)
TV Azteca SA de CV                                               420,322                       261,224
                                                                               ------------------------

Building - Heavy Construction (0.41%)
YTL Corp Bhd                                                     280,600                       388,548
                                                                               ------------------------

Building - Residential & Commercial
(0.85%)
Desarrolladora Homex SA de CV ADR (a)                             15,373                       543,128
Sare Holding SA de CV (a)                                        226,405                       256,890
                                                                               ------------------------
                                                                                               800,018
                                                                               ------------------------
Building & Construction - Miscellaneous
(0.83%)
Aveng Ltd                                                        118,484                       451,679
Orascom Construction Industries                                    7,953                       325,689
                                                                               ------------------------
                                                                                               777,368
                                                                               ------------------------
Building Products - Cement & Aggregate
(2.77%)
Cemex SA de CV                                                   240,288                     1,563,943
India Cements Ltd (a)                                            143,112                       530,829
Pretoria Portland Cement Co Ltd                                    7,531                       511,881
                                                                               ------------------------
                                                                                             2,606,653
                                                                               ------------------------

Cable TV (0.24%)
Vivax SA (a)                                                      18,995                       227,702
                                                                               ------------------------

Casino Hotels (0.22%)
Genting Bhd                                                       32,250                       208,398
                                                                               ------------------------

Cellular Telecommunications (4.87%)
America Movil SA de CV ADR                                        48,356                     1,656,677
China Mobile Hong Kong Ltd                                       263,459                     1,383,526
Digi.Com BHD (a)                                                 105,143                       241,226
Far EasTone Telecommunications Co Ltd                            360,500                       425,437
SK Telecom Co Ltd                                                  4,415                       874,685
                                                                               ------------------------
                                                                                             4,581,551
                                                                               ------------------------
Chemicals - Diversified (0.43%)
Nan Ya Plastics Corp                                             270,000                       401,414
                                                                               ------------------------

Commercial Banks (8.71%)
Akbank TAS                                                        45,870                       385,233
Banco do Brasil SA                                                22,468                       558,957
Banco Macro Bansud SA ADR                                         10,416                       238,839
BanColombia SA ADR                                                 7,805                       272,395
Bank Hapoalim BM                                                  83,781                       388,323
Bank of Communications Co Ltd (a)(c)                           1,043,000                       655,248
Bank of the Philippine Islands                                   369,612                       451,539
Bank Rakyat Indonesia                                          1,825,500                       783,476
ICICI Bank Ltd ADR                                                13,324                       368,808
Kookmin Bank                                                      11,465                       989,980
Pusan Bank                                                        41,233                       602,592
Raiffeisen International Bank Holding                              5,739                       488,934
AS (a)
Sberbank RF                                                        4,054                       595,938
Siam Commercial Bank Public (a)(b)                               157,300                       260,852
Turkiye Garanti Bankasi AS (a)                                   105,271                       391,197
Turkiye Is Bankasi                                                90,305                       751,706
                                                                               ------------------------
                                                                                             8,184,017
                                                                               ------------------------
Computer Software (0.27%)
Totvs SA (a)                                                      15,399                       253,268
                                                                               ------------------------

Computers (1.87%)
High Tech Computer Corp                                           48,200                     1,318,839
Wistron Corp (a)                                                 369,000                       442,291
                                                                               ------------------------
                                                                                             1,761,130
                                                                               ------------------------
Computers  -Memory Devices (0.51%)
Quanta Storage Inc                                               346,450                       475,042
                                                                               ------------------------

Cosmetics & Toiletries (0.50%)
Natura Cosmeticos SA                                              39,500                       467,682
                                                                               ------------------------

Diversified Financial Services (3.77%)
Cathay Financial Holding Co Ltd                                  123,000                       219,819
Chinatrust Financial Holding Co                                  287,000                       203,838
Hana Financial Group Inc                                           6,426                       304,216
Investec Ltd                                                       9,431                       478,855
Shin Kong Financial Holding Co Ltd                               635,663                       522,962
Shinhan Financial Group Co Ltd                                    25,719                     1,151,419
Woori Finance Holdings Co Ltd                                     33,350                       662,435
                                                                               ------------------------
                                                                                             3,543,544
                                                                               ------------------------

Diversified Minerals (1.05%)
Antofagasta PLC                                                   26,528                       985,160
                                                                               ------------------------

Diversified Operations (2.01%)
Alfa SA de CV                                                     71,788                       409,313
GS Holdings Corp                                                   9,520                       282,176
Haci Omer Sabanci Holding AS                                      80,353                       567,338
Imperial Holdings Ltd                                             22,742                       630,851
                                                                               ------------------------
                                                                                             1,889,678
                                                                               ------------------------
Electric - Generation (1.54%)
CEZ                                                               13,012                       452,257
Ratchaburi Electricity Generating                                375,610                       383,867
Holding PLC (a)(b)
Tractebel Energia SA                                              72,671                       612,343
                                                                               ------------------------
                                                                                             1,448,467
                                                                               ------------------------
Electric - Integrated (1.52%)
EDP - Energias do Brasil SA                                       35,986                       495,873
Korea Electric Power Corp                                         22,226                       933,279
                                                                               ------------------------
                                                                                             1,429,152
                                                                               ------------------------
Electric Products - Miscellaneous
(0.95%)
LG Electronics Inc                                                10,960                       888,847
                                                                               ------------------------

Electronic Components - Miscellaneous
(2.17%)
AU Optronics Corp                                                398,000                       598,459
HON HAI Precision Industry Co Ltd                                233,350                     1,445,226
                                                                               ------------------------
                                                                                             2,043,685
                                                                               ------------------------
Electronic Components - Semiconductors
(5.02%)
Hynix Semiconductor Inc (a)                                       22,213                       660,686
MediaTek Inc                                                      30,800                       356,363
Samsung Electronics Co Ltd                                         5,715                     3,705,501
                                                                               ------------------------
                                                                                             4,722,550
                                                                               ------------------------
Engineering - Research & Development
Services (0.44%)
Larsen & Toubro Ltd                                                7,650                       417,596
                                                                               ------------------------

Feminine Health Care Products (0.64%)
Hengan International Group Co Ltd                                380,389                       602,948
                                                                               ------------------------

Finance - Consumer Loans (0.65%)
African Bank Investments Ltd                                     125,716                       614,254
                                                                               ------------------------

Finance - Investment Banker & Broker
(0.70%)
Daewoo Securities Co Ltd                                          41,831                       660,841
                                                                               ------------------------

Food - Miscellaneous/Diversified (1.23%)
Daesang Corp                                                      28,910                       482,007
Tiger Brands Ltd                                                  12,704                       358,379
Universal Robina Corp                                            908,200                       315,100
                                                                               ------------------------
                                                                                             1,155,486
                                                                               ------------------------
Food - Retail (0.60%)
Migros Turk TAS                                                   31,644                       392,757
Spar Group Ltd/The                                                27,741                       172,130
                                                                               ------------------------
                                                                                               564,887
                                                                               ------------------------
Footwear & Related Apparel (0.21%)
Grendene SA                                                       24,007                       194,657
                                                                               ------------------------


Gold Mining (0.62%)
Harmony Gold Mining Co Ltd (a)                                    36,139                       586,244
                                                                               ------------------------

Home Furnishings (0.39%)
Steinhoff International Holdings Ltd (a)                         102,837                       370,343
                                                                               ------------------------

Life & Health Insurance (1.00%)
Metropolitan Holdings Ltd                                        179,813                       412,743
Sanlam Ltd                                                       197,455                       528,511
                                                                               ------------------------
                                                                                               941,254
                                                                               ------------------------
Medical - Drugs (1.58%)
Daewoong Pharmaceutical Co Ltd                                     8,340                       404,275
Dr Reddy's Laboratories Ltd ADR                                   20,323                       638,142
Hikma Pharmaceuticals PLC (a)                                     64,552                       446,754
                                                                               ------------------------
                                                                                             1,489,171
                                                                               ------------------------
Medical - Generic Drugs (1.03%)
Teva Pharmaceutical Industries Ltd ADR                            23,414                       964,189
                                                                               ------------------------

Metal - Aluminum (1.00%)
Aluminum Corp of China Ltd                                       526,000                       555,835
Hindalco Industries Ltd (c)                                       96,571                       386,284
                                                                               ------------------------
                                                                                               942,119
                                                                               ------------------------
Metal - Diversified (1.08%)
JSC MMC Norilsk Nickel - ADR (a)(b)                                7,100                       276,900
MMC Norilsk Nickel ADR                                             7,647                       736,024
                                                                               ------------------------
                                                                                             1,012,924
                                                                               ------------------------
Metal - Iron (0.51%)
Novolipetsk Steel (a)(b)                                          23,614                       484,087
                                                                               ------------------------

Metal Processors & Fabrication (0.64%)
Catcher Technology Co Ltd                                         66,761                       600,672
                                                                               ------------------------

Multi-line Insurance (0.65%)
Porto Seguro SA (a)                                               35,647                       607,638
                                                                               ------------------------

Non-Ferrous Metals (0.79%)
Grupo Mexico SA de CV                                            260,025                       738,069
                                                                               ------------------------

Oil Company - Exploration & Production
(3.19%)
CNOOC Ltd                                                        749,151                       579,252
NovaTek OAO (b)                                                   16,227                       624,739
OAO Gazprom ADR                                                   11,453                     1,049,095
Oil & Natural Gas Corp Ltd                                        16,261                       478,489
PTT Public (a)                                                    44,815                       269,616
                                                                               ------------------------
                                                                                             3,001,191
                                                                               ------------------------
Oil Company - Integrated (7.87%)
China Petroleum & Chemical Corp                                1,083,108                       628,103
LUKOIL ADR                                                        29,178                     2,418,856
Mol Magyar Olaj- es Gazipari Rt                                    5,755                       589,782
PetroChina Co Ltd                                              1,093,990                     1,141,944
Petroleo Brasileiro SA ADR                                        23,728                     2,056,506
Sasol Ltd                                                         14,970                       565,822
                                                                               ------------------------
                                                                                             7,401,013
                                                                               ------------------------
Oil Refining & Marketing (0.96%)
Bharat Petroleum Corp Ltd                                         14,943                       142,606
SK Corp                                                            5,110                       342,893

Thai Oil Public (a)(b)                                           245,594                       416,743
                                                                               ------------------------
                                                                                               902,242
                                                                               ------------------------
Paper & Related Products (0.24%)
Nine Dragons Paper Holdings Ltd (a)                              324,000                       221,293
                                                                               ------------------------

Petrochemicals (0.81%)
Honam Petrochemical Corp                                          12,610                       765,698
                                                                               ------------------------

Platinum (0.87%)
Impala Platinum Holdings Ltd                                       4,062                       767,658
Northam Platinum Ltd                                               9,896                        49,765
                                                                               ------------------------
                                                                                               817,423
                                                                               ------------------------
Power Converter & Supply Equipment
(1.20%)
Bharat Heavy Electricals (a)                                      12,951                       655,875
Delta Electronics Inc (a)                                        203,000                       472,253
                                                                               ------------------------
                                                                                             1,128,128
                                                                               ------------------------
Property & Casualty Insurance (0.57%)
Dongbu Insurance Co Ltd                                           17,080                       330,473
Meritz Fire & Marine Insurance Co Ltd                             42,800                       201,303
                                                                               ------------------------
                                                                                               531,776
                                                                               ------------------------
Real Estate Operator & Developer (1.40%)
Agile Property Holdings Ltd (a)                                  600,000                       498,721
Beijing North Star Co                                            898,000                       269,058
Gafisa SA (a)                                                     31,093                       330,898
IRSA Inversiones y Representaciones SA                            18,555                       219,877
(a)
                                                                               ------------------------
                                                                                             1,318,554
                                                                               ------------------------
Reinsurance (0.18%)
Korean Reinsurance Co                                             15,582                       169,188
                                                                               ------------------------

Retail - Apparel & Shoe (0.49%)
Lojas Renner SA                                                    8,458                       459,801
                                                                               ------------------------

Retail - Home Furnishings (0.64%)
Ellerine Holdings Ltd                                             43,671                       602,163
                                                                               ------------------------

Retail - Hypermarkets (0.43%)
Controladora Comercial Mexicana SA de                            238,256                       406,817
CV
                                                                               ------------------------

Retail - Miscellaneous/Diversified
(0.49%)
Foschini Ltd                                                      48,547                       458,812
                                                                               ------------------------

Semiconductor Component - Integrated
Circuits (3.89%)
Chipbond Technology Corp                                         280,000                       432,243
Novatek Microelectronics Corp Ltd                                122,113                       867,290
Siliconware Precision Industries Co                              312,000                       406,175
Taiwan Semiconductor Manufacturing Co                            984,693                     1,947,904
Ltd
                                                                               ------------------------
                                                                                             3,653,612
                                                                               ------------------------
Soap & Cleaning Products (0.51%)
Hindustan Lever Ltd                                               79,143                       483,045
                                                                               ------------------------

Steel - Producers (3.25%)
Angang New Steel Co Ltd                                          826,000                       777,051
Evraz Group SA (b)(c)                                             27,936                       712,368
Mittal Steel South Africa Ltd                                      4,571                        46,937
POSCO ADR                                                          4,844                       309,047
Tenaris SA ADR                                                     1,979                       357,546

Ternium SA ADR (a)                                                29,956                       849,253
                                                                               ------------------------
                                                                                             3,052,202
                                                                               ------------------------
Sugar (0.90%)
Cosan SA Industria e Comercio (a)                                 12,330                       842,696
                                                                               ------------------------

Telecommunication Equipment (0.70%)
Foxconn International Holdings Ltd (a)                           349,884                       656,045
                                                                               ------------------------

Telecommunication Services (0.61%)
Orascom Telecom Holding SAE                                       10,458                       574,458
                                                                               ------------------------

Telephone - Integrated (2.50%)
China Netcom Group Corp Hong Kong Ltd                            434,000                       766,226
Telefonos de Mexico SA de CV ADR                                  31,704                       712,706
Telkom SA Ltd                                                     33,451                       871,750
                                                                               ------------------------
                                                                                             2,350,682
                                                                               ------------------------
Textile - Products (1.00%)
Nishat Mills Ltd                                                 284,904                       658,710
Weiqiao Textile Co                                               183,500                       277,857
                                                                               ------------------------
                                                                                               936,567
                                                                               ------------------------
Transport - Marine (0.86%)
Hyundai Merchant Marine Co Ltd                                    27,230                       386,738
STX Pan Ocean Co Ltd                                             769,000                       420,582
                                                                               ------------------------
                                                                                               807,320
                                                                               ------------------------
Wire & Cable Products (0.58%)
LS Cable Ltd                                                      14,820                       549,087
                                                                               ------------------------
TOTAL COMMON STOCKS                                                           $             88,878,085
                                                                               ------------------------
PREFERRED STOCKS (4.05%)
Airlines (0.64%)
Tam SA                                                            31,797                       600,460
                                                                               ------------------------

Auto/Truck Parts & Equipment - Original
(0.43%)
Iochpe Maxion SA                                                  47,281                       405,153
                                                                               ------------------------

Commercial Banks (0.85%)
Banco Bradesco SA                                                 22,267                       797,082
                                                                               ------------------------

Diversified Minerals (1.02%)
Cia Vale do Rio Doce                                              22,318                       958,278
                                                                               ------------------------

Food - Meat Products (0.29%)
Perdigao SA                                                        8,699                       271,318
                                                                               ------------------------

Investment Companies (0.01%)
Lereko Mobility Pty Ltd                                            2,003                        14,297
                                                                               ------------------------

Steel - Producers (0.45%)
Gerdau SA                                                         18,966                       424,214
                                                                               ------------------------

Telephone - Integrated (0.36%)
Telemar Norte Leste SA                                            13,007                       337,669
                                                                               ------------------------
TOTAL PREFERRED STOCKS                                                        $              3,808,471
                                                                               ------------------------

                                                                 Principal
                                                                   Amount                      Value
                                                    -------------------------------------------------------------------
SHORT TERM INVESTMENTS (0.34%)
Commercial Paper (0.34%)
Investment in Joint Trading Account; HSBC Funding
   4.84%, 4/ 3/2006                                            323,501                       323,501
                                                                             ------------------------
TOTAL SHORT TERM INVESTMENTS                                                $                323,501
                                                                             ------------------------
Total Investments                                                           $             93,010,057
Other Assets in Excess of Liabilities,                                                     1,001,688
Net - 1.07%
                                                                             ------------------------
TOTAL NET ASSETS - 100.00%                                                  $             94,011,745
                                                                             ========================
                                                                             ------------------------

                                                                             ========================

(a)  Non-Income Producing Security
(b)  Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At the end of the period, the value of these securities totaled $3,437,635 or 3.66% of net assets.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $1,753,900 or 1.87%
     of net assets.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $       20,689,688
Unrealized Depreciation                               (1,149,101)
                                                ------------------
Net Unrealized Appreciation (Depreciation)             19,540,587
Cost for federal income tax purposes                   73,381,835


Portfolio Summary (unaudited)
------------------------------------------------------------------
Country                                                   Percent
------------------------------------------------------------------
Korea, Republic Of                                         18.36%
Taiwan, Province Of                                        11.85%
China
Brazil                                                     11.60%
South Africa                                                9.31%
Mexico                                                      8.04%
Russian Federation                                          7.34%
India                                                       6.07%
China                                                       5.62%
Hong Kong                                                   4.31%
Turkey                                                      3.34%
Thailand                                                    1.71%
United Kingdom                                              1.52%
Israel                                                      1.44%
Luxembourg                                                  1.28%
Indonesia                                                   1.03%
Egypt                                                       0.96%
Malaysia                                                    0.89%
Philippines                                                 0.81%
Pakistan                                                    0.70%
Hungary                                                     0.63%
Austria                                                     0.52%
Argentina                                                   0.49%
Czech Republic                                              0.48%
United States                                               0.34%
Colombia                                                    0.29%
Other Assets in                                             1.07%
Excess of
Liabilities, Net
                                            ----------------------
TOTAL NET ASSETS                                          100.00%
                                            ======================


Schedule of Investments
March 31, 2006 (unaudited)
International SmallCap Account
                                            Shares
                                             Held                      Value
                                -------------------------------------------------
COMMON STOCKS (98.24%)
Advertising Sales
(0.31%)
SR Teleperformance                          14,002       $               513,421
                                                          -----------------------

Advertising Services
(0.86%)
Publicis Groupe                             36,747                     1,431,921
                                                          -----------------------

Agricultural
Operations (0.03%)
Provimi SA                                   1,565                        47,915
                                                          -----------------------

Airlines (0.66%)
Air France-KLM                              27,613                       649,273
Asiana Airlines (a)                         57,867                       451,430
                                                          -----------------------
                                                                       1,100,703
                                                          -----------------------
Apparel Manufacturers
(0.77%)
Gerry Weber                                  2,183                        45,306
International AG
Gildan Activewear (a)                       15,522                       734,987
Handsome Co Ltd                              9,000                       179,694
Sanei-International                          7,045                       330,188
Co Ltd
                                                          -----------------------
                                                                       1,290,175
                                                          -----------------------
Applications Software
(0.65%)
Azure Dynamics Corp                         38,404                        39,503
(a)
Sage Group PLC                             218,917                     1,046,133
                                                          -----------------------
                                                                       1,085,636
                                                          -----------------------
Audio & Video
Products (0.36%)
Canon Electronics Inc                       10,958                       415,139
D&M Holdings Inc                            47,030                       183,353
                                                          -----------------------
                                                                         598,492
                                                          -----------------------
Auto - Medium & Heavy
Duty Trucks (0.10%)
Nissan Diesel Motor                         28,450                       160,828
Co Ltd
                                                          -----------------------

Auto/Truck Parts &
Equipment - Original
(1.39%)
Brembo SpA                                  19,752                       183,814
Futaba Industrial Co                        12,828                       313,117
Ltd
Haldex AB                                    7,530                       178,741
Keihin Corp                                 22,018                       600,881
Mikuni Corp                                 11,550                        71,068
Mitsuba Corp                                10,572                       131,534
Nippon Seiki Co Ltd                         12,725                       266,924
Nissin Kogyo Co Ltd                         19,479                       398,693
Sogefi SpA                                  14,467                       100,142
Unipres Corp                                 6,922                        75,444
                                                          -----------------------
                                                                       2,320,358
                                                          -----------------------
Beverages -
Non-alcoholic (0.08%)
Asahi Soft Drinks Co                         9,104                       127,930
Ltd
                                                          -----------------------

Beverages - Wine &
Spirits (0.78%)
C&C Group PLC                               72,103                       488,633
Davide Campari-Milano                       51,680                       454,672
SpA
Mercian Corp                               116,946                       360,779
                                                          -----------------------
                                                                       1,304,084
                                                          -----------------------

Brewery (0.59%)
Royal UNIBREW A/S                            2,265                       229,565
Wolverhampton &                             34,311                       759,994
Dudley Brew PLC
                                                          -----------------------
                                                                         989,559
                                                          -----------------------
Building - Heavy
Construction (1.60%)
ACS Actividades Cons                        46,015                     1,785,271
y Serv
CFE (CIE Francois                               93                        96,676
D'enter)
NCC AB                                      14,050                       374,068
Sambu Construction Co                        2,840                        77,748
Ltd
Severfield-Rowen PLC                         6,108                       118,871
Veidekke ASA                                 5,238                       208,312
                                                          -----------------------
                                                                       2,660,946
                                                          -----------------------
Building -
Maintenance & Service
(0.39%)
Babcock International                      118,022                       653,551
Group
                                                          -----------------------

Building - Mobil Home
& Manufactured
Housing (0.03%)
Maisons France                                 707                        48,340
Confort
                                                          -----------------------

Building -
Residential &
Commercial (0.64%)
Kaufman & Broad SA                           2,409                       281,614
Persimmon PLC                               33,880                       780,418
                                                          -----------------------
                                                                       1,062,032
                                                          -----------------------
Building &
Construction -
Miscellaneous (2.38%)
Ando Corp                                   28,282                        80,778
Ballast Nedam (a)                            4,161                       177,248
Boskalis Westminster                           887                        57,213
Eiffage                                      5,839                       958,163
Galliford Try PLC -                          1,880                           489
Rights (a)(b)
Galliford Try PLC                           45,124                        95,489
JM AB                                       16,712                     1,061,426
Leighton Holdings Ltd                       42,863                       542,500
Morgan Sindall PLC                          19,633                       429,766
Samwhan Corp                                 5,222                       106,950
Sjaelso Gruppen                                805                       321,136
United Group Ltd                            15,462                       141,894
                                                          -----------------------
                                                                       3,973,052
                                                          -----------------------
Building &
Construction Products
- Miscellaneous
(1.76%)
CSR Ltd                                    198,127                       630,082
K Wah International                        685,978                       221,002
Holdings Ltd
Kingspan Group PLC                          89,958                     1,371,676
Okabe Co Ltd                                31,298                       135,283
Sika AG (a)                                    557                       571,129
                                                          -----------------------
                                                                       2,929,172
                                                          -----------------------
Building Products -
Cement & Aggregate
(1.26%)
Adelaide Brighton Ltd                      332,279                       620,759
Cementir SpA                                29,565                       212,880
Holcim Ltd                                  15,875                     1,260,914
                                                          -----------------------
                                                                       2,094,553
                                                          -----------------------
Cellular
Telecommunications
(0.78%)
LG Telecom Ltd (a)                          42,020                       353,753
MobileOne Ltd                              199,189                       289,277
Okinawa Cellular                                59                       138,512
Telephone Co
Telepark Corp                                   91                       242,944
Virgin Mobile                               41,164                       269,181
Holdings UK PLC
                                                          -----------------------
                                                                       1,293,667
                                                          -----------------------

Ceramic Products
(0.09%)
Krosaki Harima Corp                         27,798                       158,321
                                                          -----------------------

Chemicals -
Diversified (1.98%)
K+S AG                                      15,458                     1,245,859
Mitsubishi Gas                             111,365                     1,355,370
Chemical Co Inc
NOF Corp                                    90,020                       550,847
Soken Chemical &                             3,725                       145,224
Engineering Co Ltd
                                                          -----------------------
                                                                       3,297,300
                                                          -----------------------
Chemicals - Plastics
(0.04%)
Sekisui Jushi Corp                           6,991                        58,777
                                                          -----------------------

Chemicals - Specialty
(1.91%)
Auriga Industries                            8,253                       239,565
Givaudan                                     1,100                       843,402
Tokyo Ohka Kogyo Co                         18,792                       582,920
Ltd
Umicore                                      8,847                     1,223,724
Victrex Plc                                 23,414                       299,518
                                                          -----------------------
                                                                       3,189,129
                                                          -----------------------
Circuit Boards (0.67%)
Ibiden Co Ltd                               18,198                       917,689
Simm Tech Co Ltd                            19,240                       190,687
                                                          -----------------------
                                                                       1,108,376
                                                          -----------------------
Coatings & Paint
(0.08%)
Sakata INX Corp                              9,937                        50,447
Wattyl Ltd                                  35,670                        84,188
                                                          -----------------------
                                                                         134,635
                                                          -----------------------
Commercial Banks
(4.79%)
Amagerbanken A/S                             1,285                       406,345
Banca Popolare di                           35,646                       942,117
Verona e Novara Scrl
Banco Sabadell SA                           49,043                     1,608,376
Bank of Iwate Ltd/The                        2,011                       139,077
Bank of Nagoya                              11,318                        89,017
Ltd/The
Credito Emiliano SpA                        25,238                       346,040
Daegu Bank                                  41,640                       777,817
Daito Bank Ltd/The                          28,765                        64,361
Forstaedernes Bank                             600                        81,731
A/S
Jeonbuk Bank                                     1                             6
Jyske Bank (a)                              13,506                       742,479
Kagoshima Bank                              16,314                       127,896
Ltd/The
Keiyo Bank Ltd/The                          74,123                       510,110
Natexis Banques                              1,744                       470,222
Populaires
Oita Bank Ltd/The                           17,154                       136,080
Pusan Bank                                  40,020                       584,865
San-In Godo Bank                            12,369                       127,894
Ltd/The
Shiga Bank Ltd/The                          21,080                       159,007
Spar Nord Bank A/S                             430                        90,860
Sparebanken                                 10,120                       121,433
Midt-Norge
Sparebanken Rogaland                         2,068                        63,967
Tokushima Bank                               6,172                        50,165
Ltd/The
Wing Hang Bank Ltd                          40,000                       335,831
                                                          -----------------------
                                                                       7,975,696
                                                          -----------------------
Commercial Services
(1.27%)
Aggreko Plc                                 63,136                       346,880
ITE Group PLC                               11,509                        25,952
Nomura Co Ltd                               12,189                        79,442
SGS SA                                         767                       708,984

So-net M3 Inc (a)                              111                       595,500
Venture Link Co Ltd                         90,308                       355,139
                                                          -----------------------
                                                                       2,111,897
                                                          -----------------------
Computer Services
(0.37%)
Alten (a)                                   10,661                       358,403
HIQ International AB                        18,302                       108,257
Sopra Group SA                               1,641                       141,691
                                                          -----------------------
                                                                         608,351
                                                          -----------------------
Computers -
Integrated Systems
(0.19%)
Hitachi Systems &                           12,058                       322,937
Services Ltd
                                                          -----------------------

Consulting Services
(0.97%)
ASK Planning Center                         17,180                       134,831
Inc
Assystem                                     7,264                       214,226
Intage Inc                                   3,558                        86,998
KK DaVinci Advisors                            491                       665,819
(a)
Savills PLC                                 23,316                       509,173
                                                          -----------------------
                                                                       1,611,047
                                                          -----------------------
Cosmetics &
Toiletries (0.36%)
Milbon Co Ltd                                3,000                       116,451
Oriflame Cosmetics SA                       14,370                       478,465
                                                          -----------------------
                                                                         594,916
                                                          -----------------------
Diagnostic Equipment
(0.08%)
Draegerwerk AG                               1,964                       129,034
                                                          -----------------------

Distribution &
Wholesale (1.07%)
Alesco Corp Ltd                             21,336                       147,268
Buhrmann NV                                 40,160                       709,558
Inabata & Co Ltd                            14,029                       126,866
Itochu-Shokuhin Co                           1,674                        67,107
Ltd
Shinwa Co Ltd/Nagoya                         2,400                        70,786
Univar NV                                    6,169                       347,143
Yuasa Trading Co Ltd                       139,868                       320,064
(a)
                                                          -----------------------
                                                                       1,788,792
                                                          -----------------------
Diversified Financial
Services (0.77%)
Acta Holding ASA                           144,283                       573,804
Investec PLC                                13,811                       705,498
                                                          -----------------------
                                                                       1,279,302
                                                          -----------------------
Diversified
Manufacturing
Operations (1.29%)
Charter PLC (a)                            142,628                     1,823,299
Senior PLC                                  61,967                        73,896
Ten Cate NV                                  2,145                       251,791
                                                          -----------------------
                                                                       2,148,986
                                                          -----------------------
Diversified Minerals
(1.03%)
Dowa Mining Co Ltd                          37,000                       440,588
EuroZinc Mining Corp                       358,953                       624,614
(a)
Inmet Mining Corp                           21,797                       649,837
                                                          -----------------------
                                                                       1,715,039
                                                          -----------------------
Diversified
Operations (0.35%)
Bergman & Beving AB                          5,903                       103,765
Hunting Plc                                 69,269                       471,589
                                                          -----------------------
                                                                         575,354
                                                          -----------------------
Electric - Integrated
(1.47%)
ASM Brescia SpA                             41,976                       141,979
Fortis Inc                                  22,164                       426,143
International Power                        325,974                     1,600,129
PLC

MVV Energie AG                               2,024                        52,000
Okinawa Electric                             3,872                       232,011
Power Co Inc/The
                                                          -----------------------
                                                                       2,452,262
                                                          -----------------------
Electric Products -
Miscellaneous (0.34%)
Nordisk Solar Co                               373                        33,268
Ultra Electronics                           28,731                       533,985
Holdings
                                                          -----------------------
                                                                         567,253
                                                          -----------------------
Electric-Transmission
(0.83%)
Red Electrica de                            14,431                       464,885
Espana
Terna SpA                                  346,680                       910,395
                                                          -----------------------
                                                                       1,375,280
                                                          -----------------------
Electronic Components
- Miscellaneous
(0.92%)
AddTech AB                                   2,246                        30,547
Chemring Group PLC                          15,992                       328,151
Jurong Technologies                        343,301                       339,450
Industrial Corp Ltd
Koa Corp                                    20,369                       258,950
Nihon Dempa Kogyo Co                         9,700                       439,825
Ltd
U-Shin Ltd                                  12,462                       140,474
                                                          -----------------------
                                                                       1,537,397
                                                          -----------------------
Electronic Components
- Semiconductors
(1.01%)
Icos Vision Systems                          5,021                       256,962
NV (a)
Shinko Electric                             14,205                       428,594
Industries
SOITEC (a)                                  29,248                       993,527
                                                          -----------------------
                                                                       1,679,083
                                                          -----------------------
Electronic
Measurement
Instruments (0.27%)
V Technology Co Ltd                             33                       453,089
                                                          -----------------------

Electronic Parts
Distribution (0.11%)
Macnica Inc                                  2,334                        65,872
Marubun Corp                                 7,261                       109,539
                                                          -----------------------
                                                                         175,411
                                                          -----------------------
Energy - Alternate
Sources (0.73%)
Solarworld AG                                4,657                     1,221,706
                                                          -----------------------

Engineering -
Research &
Development Services
(1.29%)
ABB Ltd (a)                                108,808                     1,369,623
Arcadis NV                                   2,606                       111,577
Bradken Ltd                                 35,632                       129,577
Downer EDI Ltd                              70,108                       443,415
Keller Group PLC                             7,261                        57,337
Macmahon Holdings Ltd                       55,158                        33,627
                                                          -----------------------
                                                                       2,145,156
                                                          -----------------------
Enterprise Software &
Services (0.30%)
Autonomy Corp PLC (a)                       54,220                       457,304
Linedata Services                            1,269                        39,006
                                                          -----------------------
                                                                         496,310
                                                          -----------------------
Environmental
Monitoring &
Detection (0.11%)
Munters AB                                   5,162                       175,186
                                                          -----------------------

E-Services -
Consulting (0.10%)
Transcom WorldWide SA                       14,162                       158,997
(a)
                                                          -----------------------

Feminine Health Care
Products (0.16%)
Hengan International                       163,409                       259,017
Group Co Ltd
                                                          -----------------------


Finance - Consumer
Loans (0.43%)
Nissin Co Ltd                              663,000                       724,867
                                                          -----------------------

Finance - Credit Card
(0.31%)
UFJ NICOS Co Ltd                            48,736                       514,250
                                                          -----------------------

Finance - Investment
Banker & Broker
(0.26%)
Canaccord Capital Inc                       10,060                       179,366
Takagi Securities Co                        34,541                       253,224
Ltd
                                                          -----------------------
                                                                         432,590
                                                          -----------------------
Finance - Leasing
Company (1.09%)
Banca Italease (a)                          24,432                     1,204,244
Century Leasing                             12,676                       212,717
System Inc
Fuyo General Lease Co                        8,274                       345,013
Ltd
STB Leasing Co Ltd                           2,344                        45,692
                                                          -----------------------
                                                                       1,807,666
                                                          -----------------------
Finance - Mortgage
Loan/Banker (0.24%)
Paragon Group of Cos                        30,931                       396,482
PLC
                                                          -----------------------

Finance - Other
Services (2.06%)
Australian Stock                            21,198                       494,267
Exchange Ltd
Cabcharge Australia                         12,421                        58,809
Ltd
Deutsche Boerse AG                           7,638                     1,100,029
London Stock Exchange                       58,257                     1,067,082
PLC
SFE Corp Ltd                                60,574                       704,464
                                                          -----------------------
                                                                       3,424,651
                                                          -----------------------
Financial Guarantee
Insurance (0.52%)
Euler Hermes SA                              6,935                       872,813
                                                          -----------------------

Fisheries (0.54%)
Cermaq ASA                                  19,400                       255,697
PAN Fish ASA (a)                           649,905                       643,681
                                                          -----------------------
                                                                         899,378
                                                          -----------------------
Food - Confectionery
(0.14%)
Barry Callebaut AG (a)                         550                       226,422
                                                          -----------------------

Food - Dairy Products
(0.04%)
Delta Holdings SA                            4,808                        72,730
                                                          -----------------------

Food - Flour & Grain
(0.03%)
Samyang Genex Co Ltd                           641                        45,256
                                                          -----------------------

Food -
Miscellaneous/Diversified
(0.87%)
Daesang Corp                                22,091                       368,316
J-Oil Mills Inc                             60,841                       354,764
Nisshin Oillio Group                        56,676                       437,115
Ltd/The
Pulmuone Co Ltd                              2,546                       100,881
Unicharm Petcare Corp                        4,971                       192,537
                                                          -----------------------
                                                                       1,453,613
                                                          -----------------------
Food - Wholesale &
Distribution (0.48%)
Metcash Ltd                                157,643                       501,335
Rock Field Co Ltd                            3,130                        65,258
Valor Co Ltd                                10,912                       236,755
                                                          -----------------------
                                                                         803,348
                                                          -----------------------
Footwear & Related
Apparel (0.53%)
Geox SpA                                    47,224                       628,633

Prime Success                              387,778                       259,856
International Group
                                                          -----------------------
                                                                         888,489
                                                          -----------------------
Gold Mining (0.06%)
Northgate Minerals                          42,092                       101,387
Corp (a)
                                                          -----------------------

Home Furnishings
(0.26%)
Nobia AB                                    16,800                       435,429
                                                          -----------------------

Human Resources
(0.17%)
Brunel International                         5,398                       181,601
Robert Walters Plc                          27,321                        96,438
                                                          -----------------------
                                                                         278,039
                                                          -----------------------
Industrial Audio &
Video Products (0.08%)
Intelligent Digital                          9,310                       134,143
Integrated Security
                                                          -----------------------

Instruments -
Scientific (0.44%)
Lasertec Corp                               11,056                       385,119
Ulvac Inc                                    8,418                       348,877
                                                          -----------------------
                                                                         733,996
                                                          -----------------------
Insurance Brokers
(0.09%)
April Group                                  2,865                       145,549
                                                          -----------------------

Internet Content -
Entertainment (0.32%)
Buongiorno Vitaminic                        66,045                       388,834
SpA (a)
Monstermob Group PLC                        22,733                       139,193
(a)
                                                          -----------------------
                                                                         528,027
                                                          -----------------------
Investment Management
& Advisory Services
(0.69%)
Aberdeen Asset                             292,453                       962,551
Management PLC
Record Investments                          25,309                       191,293
Ltd
                                                          -----------------------
                                                                       1,153,844
                                                          -----------------------
Leisure & Recreation
Products (0.08%)
CTS Eventim AG (a)                           3,864                       129,854
                                                          -----------------------

Lottery Services
(0.69%)
Intralot                                    27,432                       717,055
SA-Integrated Lottery
Systems
Tattersall's Ltd                           183,751                       433,687
                                                          -----------------------
                                                                       1,150,742
                                                          -----------------------
Machinery -
Construction & Mining
(0.40%)
Aichi Corp                                  13,791                       116,181
Takeuchi                                     8,382                       365,856
Manufacturing Co Ltd
Wajax Income Fund                            5,784                       186,173
                                                          -----------------------
                                                                         668,210
                                                          -----------------------
Machinery -
Electrical (0.21%)
Disco Corp                                   5,400                       354,233
                                                          -----------------------

Machinery - General
Industry (2.86%)
Andritz AG                                   4,375                       636,338
Frigoglass SA                                6,266                        86,444
Furukawa Co Ltd                             84,452                       219,021
Makino Milling                              63,190                       792,620
Machine Co Ltd
MMI Holding Ltd                            564,201                       264,989
Nabtesco Corp                               51,619                       639,605
Okuma Holdings Inc                          39,146                       536,147
Pinguely-Haulotte                           25,757                       779,249
Sintokogio Ltd                              26,259                       379,452

Toshiba Machine Co                          36,420                       424,422
Ltd
                                                          -----------------------
                                                                       4,758,287
                                                          -----------------------
Machinery - Material
Handling (0.09%)
Fuji Machine                                 8,556                       157,357
Manufacturing Co Ltd
                                                          -----------------------

Machinery - Thermal
Processing (0.10%)
Denyo Co Ltd                                11,027                       162,615
                                                          -----------------------

Medical -
Biomedical/Gene
(0.36%)
Crucell NV (a)                              19,490                       548,373
Fornix Biosciences NV                        1,465                        46,786
                                                          -----------------------
                                                                         595,159
                                                          -----------------------
Medical - Drugs
(1.17%)
Active Biotech AB (a)                        6,764                        64,657
Chong Kun Dang Pharm                         7,365                       310,019
Corp
Daewoong                                     3,620                       175,477
Pharmaceutical Co Ltd
Nippon Shinyaku Co                           6,000                        51,767
Ltd
Recordati SpA                               41,889                       327,472
Rohto Pharmaceutical                        44,979                       491,380
Co Ltd
Tsumura & Co                                20,000                       525,468
                                                          -----------------------
                                                                       1,946,240
                                                          -----------------------
Medical Instruments
(0.42%)
Gyrus Group PLC (a)                         67,056                       448,672
Nihon Kohden Corp                           14,674                       256,195
                                                          -----------------------
                                                                         704,867
                                                          -----------------------
Medical Laboratory &
Testing Service
(0.29%)
BioMerieux                                   2,547                       143,325
BML Inc                                      3,999                        74,903
CML Healthcare Income                       20,642                       258,512
Fund
                                                          -----------------------
                                                                         476,740
                                                          -----------------------
Medical Products
(0.52%)
Phonak Holding AG                           15,360                       872,106
                                                          -----------------------

Metal - Aluminum
(0.19%)
Aluminum of Greece                          13,912                       322,235
S.A.I.C.
                                                          -----------------------

Metal - Diversified
(0.64%)
AUR Resources Inc                           41,452                       526,944
Zinifex Ltd                                 80,280                       546,103
                                                          -----------------------
                                                                       1,073,047
                                                          -----------------------
Metal Processors &
Fabrication (0.53%)
Ahresty Corp                                 4,702                       120,349
Nippon Filcon Co                             9,098                       180,433
Ltd/Tokyo
Ryobi Ltd                                   31,302                       229,479
Tocalo Co Ltd                                9,298                       349,887
                                                          -----------------------
                                                                         880,148
                                                          -----------------------
Metal Products -
Distribution (0.19%)
Daiichi Jitsugyo Co                         13,954                        76,162
Ltd
Furusato Industries                          5,578                       121,970
Ltd
Onoken Co Ltd                                2,193                        34,422
Sato Shoji Corp                              6,257                        82,196
                                                          -----------------------
                                                                         314,750
                                                          -----------------------
Miscellaneous
Manufacturers (0.50%)
Fenner Plc                                  25,038                        88,162
Mecalux SA (a)                               8,390                       265,405

RHI AG (a)                                  14,951                       485,255
                                                          -----------------------
                                                                         838,822
                                                          -----------------------
Mortgage Banks (0.61%)
Bradford & Bingley                         118,054                     1,022,314
PLC
                                                          -----------------------

Multi-line Insurance
(1.55%)
Alm. Brand                                   5,666                       328,022
Skadesforsikring A/S
(a)
Baloise Holding AG                          11,250                       800,159
Fondiaria-Sai SpA                           27,062                     1,079,742
Grupo Catalana                               2,825                       372,466
Occidente SA
                                                          -----------------------
                                                                       2,580,389
                                                          -----------------------
Multimedia (0.19%)
Corus Entertainment -                       10,359                       317,891
B Shares (a)
                                                          -----------------------

Non-Ferrous Metals
(0.70%)
Hudbay Minerals (a)                         81,197                       680,006
Korea Zinc Co Ltd                            2,770                       217,232
Poongsan Corp                               11,740                       265,816
                                                          -----------------------
                                                                       1,163,054
                                                          -----------------------
Office Automation &
Equipment (0.47%)
Neopost SA                                   7,234                       785,258
                                                          -----------------------

Oil - Field Services
(1.79%)
Bourbon SA                                   4,889                       534,551
CCS Income Trust                             4,636                       146,440
Fugro NV                                    20,941                       804,604
Peak Energy Services                        10,315                       107,606
Trust
Petrofac Ltd (a)                            44,906                       251,590
Trican Well Service                         24,742                     1,129,360
Ltd
                                                          -----------------------
                                                                       2,974,151
                                                          -----------------------
Oil & Gas Drilling
(1.17%)
AOC Holdings Inc                            28,715                       529,326
Ensign Energy                               24,747                       952,460
Services Inc
Sinvest ASA (a)                             25,769                       472,161
                                                          -----------------------
                                                                       1,953,947
                                                          -----------------------
Oil Company -
Exploration &
Production (1.38%)
Daylight Energy Trust                       23,995                       250,522
Find Energy Ltd (a)                         19,320                       168,259
Focus Energy Trust                           7,265                       147,654
JKX Oil & Gas PLC                           43,599                       235,003
Synenco Energy Inc (a)                      12,503                       260,970
Total Gabon                                     74                        60,895
Tullow Oil PLC                             199,996                     1,174,264
                                                          -----------------------
                                                                       2,297,567
                                                          -----------------------
Oil Company -
Integrated (0.08%)
Star Energy Group PLC                       21,731                       125,331
(a)
                                                          -----------------------

Oil Field Machinery &
Equipment (0.50%)
APL ASA (a)                                  4,486                        70,405
KS Energy Services                          49,126                        93,507
Ltd
Total Energy Services                       16,986                       247,524
Trust
Western Lakota Energy                       26,853                       414,327
Services Inc (a)
                                                          -----------------------
                                                                         825,763
                                                          -----------------------
Optical Supplies
(0.81%)
Cie Generale                                15,217                     1,355,339
d'Optique Essilor
International SA
                                                          -----------------------


Paper & Related
Products (0.10%)
Mitsubishi Paper                            78,000                       169,896
Mills Ltd (a)
                                                          -----------------------

Photo Equipment &
Supplies (0.06%)
Tamron Co Ltd                                6,600                       107,399
                                                          -----------------------

Pipelines (0.02%)
Australian Pipeline                         12,550                        38,748
Trust
                                                          -----------------------

Precious Metals
(0.30%)
Gammon Lake Resources                       28,345                       508,295
Inc (a)
                                                          -----------------------

Printing - Commercial
(0.28%)
Nissha Printing Co                          12,492                       469,019
Ltd
                                                          -----------------------

Property & Casualty
Insurance (0.57%)
Amlin PLC                                   99,221                       478,877
Chaucer Holdings PLC                       177,691                       234,242
Dongbu Insurance Co                         12,620                       244,179
Ltd
                                                          -----------------------
                                                                         957,298
                                                          -----------------------
Property Trust (0.52%)
Galileo Shopping                           545,414                       480,299
America Trust
Macquarie ProLogis                         456,228                       390,375
Trust
                                                          -----------------------
                                                                         870,674
                                                          -----------------------
Publishing -
Periodicals (1.68%)
Emap PLC                                    86,383                     1,320,798
United Business Media                       67,888                       854,900
PLC
Woongjin Thinkbig Co                        42,490                       625,335
Ltd
                                                          -----------------------
                                                                       2,801,033
                                                          -----------------------
Real Estate
Magagement & Services
(1.60%)
Apamanshop Network Co                          656                       344,707
Ltd
Ardepro Co Ltd                                  43                        80,541
Castellum AB                                 9,289                       392,718
DTZ Holdings PLC                            28,509                       324,393
Erinaceous Group PLC                        39,793                       269,534
Immoeast Immobilien                         46,118                       505,080
Anlagen AG (a)
IVG Immobilien AG                           15,094                       453,364
Ryowa Life Create Co                        12,425                       118,995
Ltd
Tosei Corp                                     151                       180,448
                                                          -----------------------
                                                                       2,669,780
                                                          -----------------------
Real Estate Operator
& Developer (3.18%)
Capital & Regional                          25,874                       516,116
PLC
Commercial RE Co                             1,157                        39,518
Fadesa Inmobiliaria                         26,522                       954,848
SA
Hammerson Plc                               31,514                       677,268
Inmobiliaria Urbis SA                       17,434                       408,243
Joint Corp                                  19,368                       617,202
Leopalace21 Corp                            28,048                     1,050,701
Risanamento SpA                             41,615                       299,898
United Overseas Land                        83,766                       149,605
Ltd
Urban Corp                                  29,570                       470,654
Wing Tai Holdings Ltd                       98,567                       115,735
                                                          -----------------------
                                                                       5,299,788
                                                          -----------------------
Recycling (0.37%)
Asahi Pretec Corp                           20,003                       623,875
                                                          -----------------------


REITS - Diversified
(1.05%)
Gecina SA                                    3,136                       415,558
Unibail                                      7,365                     1,328,006
                                                          -----------------------
                                                                       1,743,564
                                                          -----------------------
Rental - Auto &
Equipment (1.28%)
Ashtead Group PLC                          312,955                     1,207,807
Boom Logistics Ltd                          29,151                       100,813
Nishio Rent All Co                           1,820                        35,940
Ltd
Northgate Plc                               20,494                       402,756
Ramirent Oyj                                 5,129                       169,634
Sixt AG                                      4,858                       209,761
                                                          -----------------------
                                                                       2,126,711
                                                          -----------------------
Retail - Apparel &
Shoe (1.83%)
Etam Developpement SA                        1,075                        68,949
(a)
Honeys Co Ltd                               10,888                       574,898
Just Group Ltd                             213,286                       479,062
Lindex AB (a)                               23,206                       342,416
Next PLC                                    28,375                       812,093
Pal Co Ltd                                   1,967                       159,207
Point Inc                                    8,499                       607,946
                                                          -----------------------
                                                                       3,044,571
                                                          -----------------------
Retail - Automobile
(0.21%)
Pendragon Plc                               31,695                       356,247
                                                          -----------------------

Retail - Bookstore
(0.30%)
Culture Convenience                         39,501                       492,800
Club Co Ltd
                                                          -----------------------

Retail - Building
Products (0.13%)
Homac Corp                                  12,495                       220,270
                                                          -----------------------

Retail - Catalog
Shopping (0.14%)
N Brown Group PLC                           44,988                       169,723
Senshukai Co Ltd                             4,645                        65,233
                                                          -----------------------
                                                                         234,956
                                                          -----------------------
Retail - Consumer
Electronics (1.17%)
Carphone Warehouse                         299,043                     1,602,794
Group PLC
Joshin Denki Co Ltd                         43,114                       339,095
                                                          -----------------------
                                                                       1,941,889
                                                          -----------------------
Retail - Discount
(0.07%)
Izumiya Co Ltd                              14,090                       124,910
                                                          -----------------------

Retail - Drug Store
(0.14%)
Cosmos Pharmaceutical                        7,547                       230,267
Corp
                                                          -----------------------

Retail - Home
Furnishings (0.04%)
Beter BED Holdings NV                        1,161                        65,332
                                                          -----------------------

Retail - Jewelry
(0.59%)
Swatch Group AG                              5,845                       979,049
                                                          -----------------------

Retail - Leisure
Products (0.04%)
Forzani Group Ltd/The                        4,339                        60,068
(a)
                                                          -----------------------

Retail -
Miscellaneous/Diversified
(0.48%)
Heiwado Co Ltd                               7,990                       176,743
Hyundai Department                           1,925                       124,813
Store H&S Co Ltd

Izumi Co Ltd                                 8,478                       303,222
Macintosh Retail                             1,451                       132,749
Group NV
Miller's Retail Ltd                         49,151                        58,529
                                                          -----------------------
                                                                         796,056
                                                          -----------------------
Retail - Pubs (0.94%)
Punch Taverns PLC                          107,661                     1,573,309
                                                          -----------------------

Retail - Regional
Department Store
(0.02%)
Gruppo Coin SpA (a)                          7,983                        40,237
                                                          -----------------------

Retail - Toy Store
(0.07%)
JUMBO SA                                     6,931                       114,910
                                                          -----------------------

Retail - Video Rental
(0.25%)
Geo Co Ltd                                     212                       415,052
                                                          -----------------------

Rubber - Tires (0.92%)
Continental AG                              13,841                     1,525,066
                                                          -----------------------

Rubber & Plastic
Products (0.31%)
Ansell Ltd                                  57,969                       479,482
Bando Chemical                               9,297                        41,289
Industries Ltd
                                                          -----------------------
                                                                         520,771
                                                          -----------------------
Schools (0.05%)
Raffles Education                           55,971                        79,556
Corp Ltd
                                                          -----------------------

Security Services
(0.05%)
Garda World Security                         4,001                        80,356
Corp (a)
                                                          -----------------------

Semiconductor
Component -
Integrated Circuits
(0.92%)
CSR PLC (a)                                 28,905                       602,146
Wolfson                                    120,655                       925,024
Microelectronics PLC
(a)
                                                          -----------------------
                                                                       1,527,170
                                                          -----------------------
Shipbuilding (0.33%)
Aker Yards AS                                7,286                       542,882
                                                          -----------------------

Silver Mining (0.28%)
Silver Wheaton Corp                         44,235                       473,215
(a)
                                                          -----------------------

Soap & Cleaning
Products (1.01%)
Henkel KGaA                                 14,434                     1,686,301
                                                          -----------------------

Steel - Producers
(2.69%)
Boehler-Uddeholm AG                          2,778                       571,508
Hyundai Steel Co                            13,100                       390,310
IPSCO                                       15,380                     1,595,481
OneSteel Ltd                               180,438                       530,083
Osaka Steel Co Ltd                           9,920                       214,391
Salzgitter AG                               12,509                       919,321
Tokyo Tekko Co Ltd                          24,745                       267,604
                                                          -----------------------
                                                                       4,488,698
                                                          -----------------------
Steel - Specialty
(0.16%)
Nippon Metal Industry                      114,801                       259,784
Co Ltd
                                                          -----------------------


Steel Pipe & Tube
(1.17%)
Vallourec                                    2,028                     1,955,994
                                                          -----------------------

Storage & Warehousing
(0.04%)
Big Yellow Group PLC                        10,818                        69,522
                                                          -----------------------

Telecommunication
Equipment (0.64%)
INTOPS Co Ltd                                6,284                       223,124
Option NV (a)                                8,398                       845,552
                                                          -----------------------
                                                                       1,068,676
                                                          -----------------------
Television (0.56%)
Carrere Group (a)                            2,142                        59,620
Modern Times Group AB                       18,538                       870,563
(a)
                                                          -----------------------
                                                                         930,183
                                                          -----------------------
Textile - Apparel
(0.12%)
Descente Ltd                                36,238                       204,240
                                                          -----------------------

Tools - Hand Held
(0.42%)
Hitachi Koki Co Ltd                         37,453                       627,232
Hitachi Tool                                 3,485                        76,943
Engineering Ltd
                                                          -----------------------
                                                                         704,175
                                                          -----------------------
Toys (0.08%)
Mega Bloks Inc (a)                           6,294                       133,261
                                                          -----------------------

Transport - Marine
(0.75%)
Brostrom AB                                 13,561                       300,149
Clarkson PLC                                 1,674                        25,334
Cosco Corp Singapore                       235,160                       178,752
Ltd
Labroy Marine Ltd                          461,919                       431,046
Shinwa Kaiun Kaisha                         53,371                       153,342
Ltd
Smit Internationale                          2,116                       162,604
NV
                                                          -----------------------
                                                                       1,251,227
                                                          -----------------------
Transport - Rail
(0.03%)
Construcciones y                               381                        53,115
Auxiliar de
Ferrocarriles SA
                                                          -----------------------

Transport - Services
(0.25%)
Hansol CSN                                  50,120                       185,697
SMRT Corp Ltd                              233,296                       161,475
TransForce Income                            4,165                        69,583
Fund
                                                          -----------------------
                                                                         416,755
                                                          -----------------------
Transport - Truck
(0.67%)
DSV A/S                                      8,420                     1,119,654
                                                          -----------------------

Travel Services
(0.43%)
First Choice Holidays                      166,346                       621,071
Plc
Hana Tour Service Inc                        1,231                        95,019
                                                          -----------------------
                                                                         716,090
                                                          -----------------------
Water (0.14%)
Athens Water Supply &                       23,579                       226,562
Sewage
                                                          -----------------------

Web Portals (0.11%)
Neowiz Corp                                  2,300                       189,132
                                                          -----------------------

Wire & Cable Products
(0.17%)
Taihan Electric Wire                        14,280                       275,562
Co Ltd
                                                          -----------------------
TOTAL COMMON STOCKS                                      $           163,643,706
                                                          -----------------------

                                                          -----------------------
PREFERRED STOCKS
(0.87%)
Dialysis Centers
(0.85%)
Fresenius AG                                 7,852                     1,408,692
                                                          -----------------------

Machinery - Material
Handling (0.02%)
Jungheinrich AG                              1,050                        33,355
                                                          -----------------------
TOTAL PREFERRED                                          $             1,442,047
STOCKS
                                                          -----------------------
                                           Principal
                                              Amount                     Value
                                        -------------------------------------------------
SHORT TERM
INVESTMENTS (0.69%)
Commercial Paper
(0.69%)
Investment in Joint Trading
Account; HSBC Funding
  4.84%, 4/ 3/2006                       1,146,098                     1,146,098
                                                          -----------------------
TOTAL SHORT TERM                                         $             1,146,098
INVESTMENTS
                                                          -----------------------
Total Investments                                        $           166,231,851
Other Assets in                                                          341,475
Excess of
Liabilities, Net -
0.20%
                                                          -----------------------
TOTAL NET ASSETS -                                       $           166,573,326
100.00%
                                                          =======================
                                                          -----------------------

                                                          =======================

(a)    Non-Income Producing Security
(b)    Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $489 or 0.00% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $       40,152,556
Unrealized Depreciation                                   (1,259,452)
                                                    ------------------
Net Unrealized Appreciation (Depreciation)                 38,893,104
Cost for federal income tax purposes                      127,338,747


Portfolio Summary (unaudited)
---------------------------------------------------
Country                                    Percent
---------------------------------------------------
Japan                                       21.62%
United                                      18.27%
Kingdom
France                                       8.80%
Canada                                       6.89%
Germany                                      6.10%
Australia                                    4.96%
Switzerland                                  4.58%
Italy                                        4.36%
Korea,                                       4.02%
Republic Of
Spain                                        3.55%
Sweden                                       2.66%
Netherlands                                  2.16%
Denmark                                      2.16%
Norway                                       1.77%
Belgium                                      1.46%
Austria                                      1.32%
Singapore                                    1.26%
Ireland                                      1.12%
Greece                                       0.92%
United States                                0.69%
Hong Kong                                    0.65%
Luxembourg                                   0.38%
Finland                                      0.10%
Other Assets                                 0.20%
in Excess of
Liabilities,
Net
                                   ----------------
TOTAL NET                                  100.00%
ASSETS
                                   ================


March 31, 2006 (unaudited)
LargeCap Blend
                                                    Shares
                                                     Held                    Value
                                                -----------------------------------------------------
COMMON STOCKS (98.81%)
Advertising Agencies (0.20%)
Omnicom Group Inc                                             3,600      $                   299,700
                                                                          ---------------------------

Advertising Sales (0.23%)
Lamar Advertising Co (a)                                      6,700                          352,554
                                                                          ---------------------------

Aerospace & Defense (1.23%)
Boeing Co                                                     8,900                          693,577
General Dynamics Corp                                         9,600                          614,208
Rockwell Collins Inc                                          9,900                          557,865
                                                                          ---------------------------
                                                                                           1,865,650
                                                                          ---------------------------
Aerospace & Defense Equipment (0.50%)
Goodrich Corp                                                 7,300                          318,353
United Technologies Corp                                      7,700                          446,369
                                                                          ---------------------------
                                                                                             764,722
                                                                          ---------------------------
Agricultural Chemicals (0.39%)
Monsanto Co                                                   3,800                          322,050
Potash Corp of Saskatchewan                                   3,100                          273,079
                                                                          ---------------------------
                                                                                             595,129
                                                                          ---------------------------
Airlines (0.20%)
Southwest Airlines Co                                        16,900                          304,031
                                                                          ---------------------------

Applications Software (2.38%)
Intuit Inc (a)                                                5,000                          265,950
Microsoft Corp                                              123,200                        3,352,272
                                                                          ---------------------------
                                                                                           3,618,222
                                                                          ---------------------------
Athletic Footwear (0.16%)
Nike Inc                                                      2,800                          238,280
                                                                          ---------------------------

Audio & Video Products (0.06%)
Harman International Industries Inc                             800                           88,904
                                                                          ---------------------------

Auto - Car & Light Trucks (0.35%)
General Motors Corp (b)                                      24,900                          529,623
                                                                          ---------------------------

Auto/Truck Parts & Equipment - Original
(0.02%)
Johnson Controls Inc                                            300                           22,779
                                                                          ---------------------------

Beverages - Non-alcoholic (1.87%)
Coca-Cola Co/The                                             31,400                        1,314,718
Coca-Cola Enterprises Inc                                     7,500                          152,550
PepsiCo Inc                                                  23,900                        1,381,181
                                                                          ---------------------------
                                                                                           2,848,449
                                                                          ---------------------------
Brewery (0.29%)
Anheuser-Busch Cos Inc                                       10,300                          440,531
                                                                          ---------------------------

Broadcasting Services & Programming
(0.11%)
Liberty Media Corp (a)                                       19,700                          161,737
                                                                          ---------------------------


Building - Residential & Commercial
(0.41%)
DR Horton Inc                                                 5,800                          192,676
Lennar Corp                                                   5,800                          350,204
Standard-Pacific Corp (b)                                     2,400                           80,688
                                                                          ---------------------------
                                                                                             623,568
                                                                          ---------------------------
Building Products - Air & Heating (0.26%)
American Standard Cos Inc                                     9,200                          394,312
                                                                          ---------------------------

Cable TV (0.23%)
Rogers Communications Inc                                     9,000                          343,350
                                                                          ---------------------------

Casino Hotels (0.21%)
Harrah's Entertainment Inc                                    2,800                          218,288
Wynn Resorts Ltd (a)(b)                                       1,400                          107,590
                                                                          ---------------------------
                                                                                             325,878
                                                                          ---------------------------
Casino Services (0.17%)
International Game Technology                                 7,400                          260,628
                                                                          ---------------------------

Chemicals - Diversified (0.78%)
Dow Chemical Co/The                                          11,900                          483,140
EI Du Pont de Nemours & Co                                   14,000                          590,940
Nova Chemicals Corp (b)                                       4,100                          116,850
                                                                          ---------------------------
                                                                                           1,190,930
                                                                          ---------------------------
Chemicals - Specialty (0.14%)
Ecolab Inc                                                    3,600                          137,520
Minerals Technologies Inc (b)                                   400                           23,364
Sigma-Aldrich Corp                                              900                           59,211
                                                                          ---------------------------
                                                                                             220,095
                                                                          ---------------------------
Commercial Banks (0.72%)
First Horizon National Corp (b)                              11,900                          495,635
Synovus Financial Corp                                       22,000                          595,980
                                                                          ---------------------------
                                                                                           1,091,615
                                                                          ---------------------------
Commercial Services - Finance (0.16%)
Moody's Corp                                                  3,300                          235,818
                                                                          ---------------------------

Computer Services (0.07%)
Affiliated Computer Services Inc (a)                          1,700                          101,422
                                                                          ---------------------------

Computers (2.80%)
Dell Inc (a)                                                 42,500                        1,264,800
Hewlett-Packard Co                                           16,300                          536,270
International Business Machines Corp                         23,100                        1,905,057
Sun Microsystems Inc (a)                                    106,100                          544,293
                                                                          ---------------------------
                                                                                           4,250,420
                                                                          ---------------------------
Computers  -Memory Devices (0.37%)
EMC Corp/Massachusetts (a)                                   41,500                          565,645
                                                                          ---------------------------

Consulting Services (0.21%)
Accenture Ltd                                                10,800                          324,756
                                                                          ---------------------------

Consumer Products - Miscellaneous (0.28%)
Fortune Brands Inc                                            1,800                          145,134
Kimberly-Clark Corp                                           4,900                          283,220
                                                                          ---------------------------
                                                                                             428,354
                                                                          ---------------------------
Cosmetics & Toiletries (2.24%)
Avon Products Inc                                             7,400                          230,658

Colgate-Palmolive Co                                          7,500                          428,250
Procter & Gamble Co                                          47,692                        2,748,013
                                                                          ---------------------------
                                                                                           3,406,921
                                                                          ---------------------------
Cruise Lines (0.25%)
Carnival Corp (b)                                             7,900                          374,223
                                                                          ---------------------------

Data Processing & Management (0.84%)
Automatic Data Processing Inc                                10,900                          497,912
First Data Corp                                               9,800                          458,836
Fiserv Inc (a)                                                2,300                           97,865
NAVTEQ Corp (a)                                               4,500                          227,925
                                                                          ---------------------------
                                                                                           1,282,538
                                                                          ---------------------------
Dental Supplies & Equipment (0.07%)
Patterson Cos Inc (a)                                         2,900                          102,080
                                                                          ---------------------------

Dialysis Centers (0.04%)
DaVita Inc (a)                                                1,000                           60,210
                                                                          ---------------------------

Disposable Medical Products (0.15%)
CR Bard Inc                                                   3,400                          230,554
                                                                          ---------------------------

Distribution & Wholesale (0.14%)
CDW Corp                                                      3,600                          211,860
                                                                          ---------------------------

Diversified Manufacturing Operations
(6.50%)
3M Co                                                         2,000                          151,380
Danaher Corp                                                 16,700                        1,061,285
Eaton Corp                                                    1,700                          124,049
General Electric Co                                         179,000                        6,225,620
Honeywell International Inc                                  21,100                          902,447
Illinois Tool Works Inc                                       7,400                          712,694
Tyco International Ltd                                       26,200                          704,256
                                                                          ---------------------------
                                                                                           9,881,731
                                                                          ---------------------------
Diversified Minerals (0.21%)
BHP Billiton Ltd ADR                                          8,200                          326,770
                                                                          ---------------------------

Diversified Operations & Commercial
Services (0.21%)
Cendant Corp                                                 18,400                          319,240
                                                                          ---------------------------

E-Commerce - Products (0.21%)
Amazon.Com Inc (a)(b)                                         8,900                          324,939
                                                                          ---------------------------

Electric - Generation (0.17%)
AES Corp/The (a)                                             15,000                          255,900
                                                                          ---------------------------

Electric - Integrated (2.36%)
Dominion Resources Inc/VA                                     2,800                          193,284
Duke Energy Corp (b)                                         20,400                          594,660
Edison International                                          8,100                          333,558
Entergy Corp                                                  9,300                          641,142
Exelon Corp                                                  14,600                          772,340
FirstEnergy Corp                                              6,000                          293,400
Pinnacle West Capital Corp                                    6,000                          234,600
PPL Corp                                                      4,700                          138,180
Public Service Enterprise Group Inc                             400                           25,616
TECO Energy Inc                                               7,000                          112,840

TXU Corp                                                      5,700                          255,132
                                                                          ---------------------------
                                                                                           3,594,752
                                                                          ---------------------------
Electronic Components - Miscellaneous
(0.46%)
Flextronics International Ltd (a)                            20,500                          212,175
Jabil Circuit Inc                                            11,400                          488,604
                                                                          ---------------------------
                                                                                             700,779
                                                                          ---------------------------
Electronic Components - Semiconductors
(1.75%)
Intel Corp                                                  102,200                        1,977,570
Texas Instruments Inc                                        13,800                          448,086
Xilinx Inc                                                    9,400                          239,324
                                                                          ---------------------------
                                                                                           2,664,980
                                                                          ---------------------------
Electronic Measurement Instruments
(0.17%)
Tektronix Inc                                                 7,300                          260,683
                                                                          ---------------------------

Engineering - Research & Development
Services (0.05%)
Fluor Corp                                                      900                           77,220
                                                                          ---------------------------

Enterprise Software & Services (0.45%)
Oracle Corp (a)                                              50,500                          691,345
                                                                          ---------------------------

Entertainment Software (0.12%)
Electronic Arts Inc (a)(b)                                    3,400                          186,048
                                                                          ---------------------------

Fiduciary Banks (0.42%)
Investors Financial Services Corp (b)                         5,800                          271,846
State Street Corp                                             6,000                          362,580
                                                                          ---------------------------
                                                                                             634,426
                                                                          ---------------------------
Filtration & Separation Products (0.16%)
Pall Corp                                                     7,800                          243,282
                                                                          ---------------------------

Finance - Consumer Loans (0.33%)
SLM Corp                                                      9,600                          498,624
                                                                          ---------------------------

Finance - Credit Card (0.57%)
American Express Co                                          12,900                          677,895
Capital One Financial Corp                                    2,300                          185,196
                                                                          ---------------------------
                                                                                             863,091
                                                                          ---------------------------
Finance - Investment Banker & Broker
(6.92%)
Charles Schwab Corp/The                                      18,600                          320,106
Citigroup Inc                                                64,260                        3,035,000
E*Trade Financial Corp (a)                                   13,500                          364,230
Goldman Sachs Group Inc                                       8,300                        1,302,768
JPMorgan Chase & Co                                          71,588                        2,980,924
Lehman Brothers Holdings Inc                                  5,100                          737,103
Merrill Lynch & Co Inc                                       11,800                          929,368
Morgan Stanley                                               10,500                          659,610
TD Ameritrade Holding Corp                                    9,200                          192,004
                                                                          ---------------------------
                                                                                          10,521,113
                                                                          ---------------------------
Finance - Mortgage Loan/Banker (0.80%)
Countrywide Financial Corp                                   10,400                          381,680
Fannie Mae                                                    8,500                          436,900
Freddie Mac                                                   6,600                          402,600
                                                                          ---------------------------
                                                                                           1,221,180
                                                                          ---------------------------
Finance - Other Services (0.16%)
Cbot Holdings Inc (a)(b)                                        900                          107,460

Chicago Mercantile Exchange Holdings Inc                        300                          134,250
                                                                          ---------------------------
                                                                                             241,710
                                                                          ---------------------------
Food - Confectionery (0.08%)
Hershey Co/The (b)                                            2,300                          120,129
                                                                          ---------------------------

Food - Miscellaneous/Diversified (0.65%)
Campbell Soup Co                                              4,500                          145,800
General Mills Inc                                             8,700                          440,916
HJ Heinz Co                                                   1,900                           72,048
Kellogg Co                                                    6,200                          273,048
McCormick & Co Inc                                            1,500                           50,790
                                                                          ---------------------------
                                                                                             982,602
                                                                          ---------------------------
Food - Retail (0.18%)
Kroger Co/The                                                13,400                          272,824
                                                                          ---------------------------

Food - Wholesale & Distribution (0.17%)
Sysco Corp                                                    8,300                          266,015
                                                                          ---------------------------

Forestry (0.17%)
Weyerhaeuser Co (b)                                           3,500                          253,505
                                                                          ---------------------------

Gas - Distribution (0.31%)
AGL Resources Inc                                             4,900                          176,645
NiSource Inc                                                 14,700                          297,234
                                                                          ---------------------------
                                                                                             473,879
                                                                          ---------------------------
Gold Mining (0.29%)
Newmont Mining Corp                                           8,500                          441,065
                                                                          ---------------------------

Home Decoration Products (0.03%)
Newell Rubbermaid Inc                                         2,100                           52,899
                                                                          ---------------------------

Hotels & Motels (0.15%)
Marriott International Inc                                    3,300                          226,380
                                                                          ---------------------------

Human Resources (0.17%)
Monster Worldwide Inc (a)                                     3,000                          149,580
Robert Half International Inc                                 3,000                          115,830
                                                                          ---------------------------
                                                                                             265,410
                                                                          ---------------------------
Identification Systems - Development
(0.18%)
Symbol Technologies Inc                                      25,600                          270,848
                                                                          ---------------------------

Independent Power Producer (0.17%)
Dynegy Inc (a)                                               13,300                           63,840
NRG Energy Inc (a)                                            4,400                          198,968
                                                                          ---------------------------
                                                                                             262,808
                                                                          ---------------------------
Instruments - Controls (0.13%)
Thermo Electron Corp (a)                                      5,200                          192,868
                                                                          ---------------------------

Instruments - Scientific (0.07%)
Fisher Scientific International Inc                           1,500                          102,075
(a)(b)
                                                                          ---------------------------

Insurance Brokers (0.44%)
Marsh & McLennan Cos Inc                                     18,500                          543,160
Willis Group Holdings Ltd                                     3,800                          130,188
                                                                          ---------------------------
                                                                                             673,348
                                                                          ---------------------------

Internet Content - Information & News
(0.05%)
CNET Networks Inc (a)(b)                                      4,900                           69,629
                                                                          ---------------------------

Internet Security (0.53%)
McAfee Inc (a)                                               13,500                          328,455
Symantec Corp (a)                                            28,091                          472,772
                                                                          ---------------------------
                                                                                             801,227
                                                                          ---------------------------
Investment Management & Advisory
Services (0.61%)
Ameriprise Financial Inc                                      8,120                          365,887
Franklin Resources Inc                                        1,700                          160,208
Janus Capital Group Inc                                       5,700                          132,069
Legg Mason Inc                                                1,100                          137,863
Nuveen Investments Inc                                        2,800                          134,820
                                                                          ---------------------------
                                                                                             930,847
                                                                          ---------------------------
Leisure & Recreation Products (0.07%)
Brunswick Corp                                                2,900                          112,694
                                                                          ---------------------------

Life & Health Insurance (0.91%)
Aflac Inc                                                     6,500                          293,345
Jefferson-Pilot Corp                                          1,700                           95,098
Lincoln National Corp                                         4,600                          251,114
Prudential Financial Inc                                      8,800                          667,128
UnumProvident Corp (b)                                        3,500                           71,680
                                                                          ---------------------------
                                                                                           1,378,365
                                                                          ---------------------------
Linen Supply & Related Items (0.04%)
Cintas Corp                                                   1,300                           55,406
                                                                          ---------------------------

Machinery - Farm (0.37%)
Deere & Co                                                    7,100                          561,255
                                                                          ---------------------------

Medical - Biomedical/Gene (1.23%)
Amgen Inc (a)                                                15,800                        1,149,450
Biogen Idec Inc (a)                                           6,500                          306,150
Celgene Corp (a)                                              2,000                           88,440
Chiron Corp (a)                                               1,800                           82,458
Genentech Inc (a)                                             1,400                          118,314
Genzyme Corp (a)                                              1,900                          127,718
                                                                          ---------------------------
                                                                                           1,872,530
                                                                          ---------------------------
Medical - Drugs (4.36%)
Abbott Laboratories                                          18,600                          789,942
Bristol-Myers Squibb Co                                       3,100                           76,291
Cephalon Inc (a)(b)                                           1,400                           84,350
Eli Lilly & Co                                               15,000                          829,500
Merck & Co Inc                                               29,100                        1,025,193
Pfizer Inc                                                   94,700                        2,359,924
Schering-Plough Corp                                         16,700                          317,133
Sepracor Inc (a)(b)                                           1,200                           58,572
Shire PLC ADR                                                 3,100                          144,119
Wyeth                                                        19,400                          941,288
                                                                          ---------------------------
                                                                                           6,626,312
                                                                          ---------------------------
Medical - HMO (1.63%)
Aetna Inc                                                     7,300                          358,722
Coventry Health Care Inc (a)                                  2,600                          140,348
Humana Inc (a)                                                7,100                          373,815
UnitedHealth Group Inc                                       20,400                        1,139,544
WellPoint Inc (a)                                             6,000                          464,580
                                                                          ---------------------------
                                                                                           2,477,009
                                                                          ---------------------------

                                                                          ---------------------------
Medical - Hospitals (0.14%)
Community Health Systems Inc (a)                              2,400                           86,760
Health Management Associates Inc                              1,500                           32,355
Triad Hospitals Inc (a)                                       2,400                          100,560
                                                                          ---------------------------
                                                                                             219,675
                                                                          ---------------------------
Medical - Wholesale Drug Distribution
(0.37%)
Cardinal Health Inc                                           7,600                          566,352
                                                                          ---------------------------

Medical Instruments (1.20%)
Boston Scientific Corp (a)(b)                                27,200                          626,960
Medtronic Inc                                                18,700                          949,025
St Jude Medical Inc (a)                                       5,900                          241,900
                                                                          ---------------------------
                                                                                           1,817,885
                                                                          ---------------------------
Medical Laboratory & Testing Service
(0.08%)
Quest Diagnostics Inc                                         2,400                          123,120
                                                                          ---------------------------

Medical Products (2.07%)
Baxter International Inc                                      8,100                          314,361
Johnson & Johnson                                            41,600                        2,463,552
Stryker Corp                                                  3,600                          159,624
Zimmer Holdings Inc (a)                                       3,100                          209,560
                                                                          ---------------------------
                                                                                           3,147,097
                                                                          ---------------------------
Metal - Aluminum (0.28%)
Alcan Inc (b)                                                 5,600                          256,088
Alcoa Inc                                                     5,500                          168,080
                                                                          ---------------------------
                                                                                             424,168
                                                                          ---------------------------
Multi-line Insurance (2.56%)
Allstate Corp/The                                             2,800                          145,908
American International Group Inc                             35,300                        2,332,977
Assurant Inc (b)                                              1,900                           93,575
Genworth Financial Inc                                        9,400                          314,242
Hartford Financial Services Group Inc                         7,300                          588,015
Metlife Inc                                                   2,700                          130,599
XL Capital Ltd                                                4,400                          282,084
                                                                          ---------------------------
                                                                                           3,887,400
                                                                          ---------------------------
Multimedia (1.62%)
EW Scripps Co                                                 2,000                           89,420
McGraw-Hill Cos Inc/The                                       3,400                          195,908
Meredith Corp                                                   500                           27,895
Time Warner Inc                                              44,400                          745,476
Viacom Inc (a)                                               21,450                          832,260
Walt Disney Co                                               20,700                          577,323
                                                                          ---------------------------
                                                                                           2,468,282
                                                                          ---------------------------
Networking Products (1.46%)
Cisco Systems Inc (a)                                        85,100                        1,844,117
Juniper Networks Inc (a)(b)                                  19,500                          372,840
                                                                          ---------------------------
                                                                                           2,216,957
                                                                          ---------------------------
Non-hazardous Waste Disposal (0.17%)
Republic Services Inc                                         6,100                          259,311
                                                                          ---------------------------

Office Supplies & Forms (0.10%)
Avery Dennison Corp                                           2,700                          157,896
                                                                          ---------------------------

Oil - Field Services (1.74%)
Baker Hughes Inc                                              6,700                          458,280
BJ Services Co                                                6,700                          231,820

Halliburton Co (b)                                            2,800                          204,456
Schlumberger Ltd                                             13,800                        1,746,666
                                                                          ---------------------------
                                                                                           2,641,222
                                                                          ---------------------------
Oil & Gas Drilling (0.55%)
Nabors Industries Ltd (a)(b)                                  3,300                          236,214
Transocean Inc (a)                                            7,400                          594,220
                                                                          ---------------------------
                                                                                             830,434
                                                                          ---------------------------
Oil Company - Exploration & Production
(1.12%)
Anadarko Petroleum Corp                                       3,300                          333,333
Devon Energy Corp                                             4,000                          244,680
EOG Resources Inc                                             3,800                          273,600
Murphy Oil Corp                                              11,400                          567,948
XTO Energy Inc                                                6,500                          283,205
                                                                          ---------------------------
                                                                                           1,702,766
                                                                          ---------------------------
Oil Company - Integrated (5.53%)
Chevron Corp                                                 29,500                        1,710,115
ConocoPhillips (b)                                           16,400                        1,035,660
Exxon Mobil Corp                                             83,500                        5,081,810
Occidental Petroleum Corp                                     3,300                          305,745
Total SA ADR                                                  2,100                          276,633
                                                                          ---------------------------
                                                                                           8,409,963
                                                                          ---------------------------
Oil Field Machinery & Equipment (0.46%)
FMC Technologies Inc (a)                                      3,500                          179,270
Grant Prideco Inc (a)                                         8,900                          381,276
National Oilwell Varco Inc (a)                                2,100                          134,652
                                                                          ---------------------------
                                                                                             695,198
                                                                          ---------------------------
Oil Refining & Marketing (0.22%)
Sunoco Inc                                                    1,000                           77,570
Valero Energy Corp                                            4,400                          263,032
                                                                          ---------------------------
                                                                                             340,602
                                                                          ---------------------------
Optical Supplies (0.13%)
Alcon Inc                                                     1,900                          198,094
                                                                          ---------------------------

Paper & Related Products (0.37%)
Bowater Inc (b)                                               2,400                           70,992
International Paper Co                                       13,000                          449,410
Potlatch Corp                                                 1,000                           42,840
                                                                          ---------------------------
                                                                                             563,242
                                                                          ---------------------------
Pharmacy Services (0.52%)
Caremark Rx Inc                                               9,100                          447,538
Medco Health Solutions Inc (a)                                6,000                          343,320
                                                                          ---------------------------
                                                                                             790,858
                                                                          ---------------------------
Pipelines (0.43%)
El Paso Corp (b)                                              7,700                           92,785
Williams Cos Inc (b)                                         25,900                          554,001
                                                                          ---------------------------
                                                                                             646,786
                                                                          ---------------------------
Property & Casualty Insurance (0.53%)
Progressive Corp/The                                          3,200                          333,632
St Paul Travelers Cos Inc/The                                11,315                          472,854
                                                                          ---------------------------
                                                                                             806,486
                                                                          ---------------------------
Publishing - Newspapers (0.26%)
Dow Jones & Co Inc (b)                                        1,300                           51,090
Gannett Co Inc                                                2,800                          167,776
Tribune Co                                                    3,500                           96,005

Washington Post Co/The                                          100                           77,675
                                                                          ---------------------------
                                                                                             392,546
                                                                          ---------------------------
Regional Banks (4.33%)
Bank of America Corp                                         33,786                        1,538,614
Fifth Third Bancorp                                          38,600                        1,519,296
National City Corp                                           19,600                          684,040
PNC Financial Services Group Inc                              1,400                           94,234
SunTrust Banks Inc                                            3,300                          240,108
US Bancorp                                                   22,200                          677,100
Wachovia Corp                                                16,700                          936,035
Wells Fargo & Co                                             13,900                          887,793
                                                                          ---------------------------
                                                                                           6,577,220
                                                                          ---------------------------
Reinsurance (0.09%)
Axis Capital Holdings Ltd                                     4,800                          143,520
                                                                          ---------------------------

REITS - Apartments (0.24%)
Archstone-Smith Trust                                         7,400                          360,898
                                                                          ---------------------------

REITS - Mortgage (0.19%)
CapitalSource Inc (b)                                        11,789                          293,310
                                                                          ---------------------------

REITS - Office Property (0.24%)
CarrAmerica Realty Corp                                       8,300                          370,263
                                                                          ---------------------------

REITS - Regional Malls (0.13%)
Simon Property Group Inc (b)                                  2,400                          201,936
                                                                          ---------------------------

REITS - Warehouse & Industrial (0.15%)
Prologis                                                      4,200                          224,700
                                                                          ---------------------------

Retail - Apparel & Shoe (0.25%)
HOT Topic Inc (a)(b)                                          6,600                           95,700
Ross Stores Inc                                               9,800                          286,062
                                                                          ---------------------------
                                                                                             381,762
                                                                          ---------------------------
Retail - Auto Parts (0.08%)
O'Reilly Automotive Inc (a)(b)                                3,400                          124,304
                                                                          ---------------------------

Retail - Bedding (0.11%)
Bed Bath & Beyond Inc (a)                                     4,500                          172,800
                                                                          ---------------------------

Retail - Building Products (1.29%)
Home Depot Inc                                               31,700                        1,340,910
Lowe's Cos Inc                                                9,600                          618,624
                                                                          ---------------------------
                                                                                           1,959,534
                                                                          ---------------------------
Retail - Consumer Electronics (0.24%)
Best Buy Co Inc                                               6,650                          371,935
                                                                          ---------------------------

Retail - Discount (2.26%)
Dollar General Corp                                           3,200                           56,544
Family Dollar Stores Inc                                      5,100                          135,660
Target Corp                                                  15,700                          816,557
TJX Cos Inc                                                  17,100                          424,422
Wal-Mart Stores Inc                                          42,400                        2,002,976
                                                                          ---------------------------
                                                                                           3,436,159
                                                                          ---------------------------
Retail - Drug Store (0.67%)
CVS Corp                                                     11,600                          346,492

Walgreen Co                                                  15,500                          668,515
                                                                          ---------------------------
                                                                                           1,015,007
                                                                          ---------------------------
Retail - Office Supplies (0.13%)
Staples Inc                                                   8,000                          204,160
                                                                          ---------------------------

Retail - Regional Department Store
(0.78%)
Kohl's Corp (a)                                              22,300                        1,182,123
                                                                          ---------------------------

Retail - Restaurants (0.64%)
Outback Steakhouse Inc                                        6,700                          294,800
Panera Bread Co (a)                                           2,000                          150,360
Starbucks Corp (a)                                           14,000                          526,960
                                                                          ---------------------------
                                                                                             972,120
                                                                          ---------------------------
Savings & Loans - Thrifts (0.26%)
Golden West Financial Corp (b)                                2,400                          162,960
Washington Mutual Inc (b)                                     5,300                          225,886
                                                                          ---------------------------
                                                                                             388,846
                                                                          ---------------------------
Schools (0.04%)
Apollo Group Inc (a)(b)                                       1,300                           68,263
                                                                          ---------------------------

Semiconductor Component - Integrated
Circuits (0.71%)
Analog Devices Inc                                           14,900                          570,521
Linear Technology Corp                                       14,500                          508,660
                                                                          ---------------------------
                                                                                           1,079,181
                                                                          ---------------------------
Semiconductor Equipment (0.37%)
Applied Materials Inc                                        32,300                          565,573
                                                                          ---------------------------

Steel - Producers (0.25%)
Nucor Corp                                                    3,600                          377,244
                                                                          ---------------------------

Telecommunication Equipment (0.22%)
Lucent Technologies Inc (a)                                 107,900                          329,095
                                                                          ---------------------------

Telecommunication Equipment - Fiber
Optics (0.17%)
Corning Inc (a)                                               9,700                          261,027
                                                                          ---------------------------

Telecommunication Services (0.47%)
TELUS Corp                                                   18,500                          715,950
                                                                          ---------------------------

Telephone - Integrated (2.57%)
BellSouth Corp                                               65,800                        2,279,970
Sprint Nextel Corp                                           45,045                        1,163,963
Verizon Communications Inc                                   13,600                          463,216
                                                                          ---------------------------
                                                                                           3,907,149
                                                                          ---------------------------
Television (0.19%)
Univision Communications Inc (a)                              8,500                          292,995
                                                                          ---------------------------

Therapeutics (0.27%)
Gilead Sciences Inc (a)                                       6,700                          416,874
                                                                          ---------------------------

Tobacco (1.64%)
Altria Group Inc                                             35,200                        2,494,272
                                                                          ---------------------------

Toys (0.09%)
Mattel Inc                                                    7,500                          135,975
                                                                          ---------------------------

Transport - Rail (0.76%)
Norfolk Southern Corp                                         9,000                          486,630
Union Pacific Corp                                            7,100                          662,785
                                                                          ---------------------------
                                                                                           1,149,415
                                                                          ---------------------------
Transport - Services (0.85%)
United Parcel Service Inc (b)                                16,200                        1,285,956
                                                                          ---------------------------

Web Portals (1.30%)
Google Inc (a)                                                3,500                        1,365,000
Yahoo! Inc (a)(b)                                            19,100                          616,166
                                                                          ---------------------------
                                                                                           1,981,166
                                                                          ---------------------------
Wireless Equipment (1.38%)
American Tower Corp (a)(b)                                   11,960                          362,627
Crown Castle International Corp (a)                          11,500                          326,025
Motorola Inc                                                 15,900                          364,269
Nokia OYJ ADR                                                23,500                          486,920
Qualcomm Inc                                                 11,100                          561,771
                                                                          ---------------------------
                                                                                           2,101,612
                                                                          ---------------------------
TOTAL COMMON STOCKS                                                      $               150,253,914
                                                                          ---------------------------
                                                  Principal
                                                    Amount                   Value
                                                -----------------------------------------------------
SHORT TERM INVESTMENTS (0.03%)
U.S. Government & Government Agency
Obligations (0.03%)
United States Treasury Bill
   4.505%, 7/ 6/2006 (c)                                     50,000                           49,417
                                                                          ---------------------------
TOTAL SHORT TERM INVESTMENTS                                             $                    49,417
                                                                          ---------------------------
MONEY MARKET FUNDS (7.35%)
BNY Institutional Cash Reserve Fund (d)                  11,183,000                       11,183,000
                                                                          ---------------------------
TOTAL MONEY MARKET FUNDS                                                 $                11,183,000
                                                                          ---------------------------
Total Investments                                                        $               161,486,331
Liabilities in Excess of Other Assets,                                                   (9,418,924)
Net - (6.19)%
                                                                          ---------------------------
TOTAL NET ASSETS - 100.00%                                               $               152,067,407
                                                                          ===========================
                                                                          ---------------------------

                                                                          ===========================

(a)      Non-Income Producing Security
(b)      Security or a portion of the security was on loan at the end of the period.
(c)      Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $49,417 or 0.03% of net assets.

(d)      Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $       17,249,325
Unrealized Depreciation                                     (4,471,325)
                                                      ------------------
Net Unrealized Appreciation (Depreciation)                   12,778,000
Cost for federal income tax purposes                        148,708,331


                          SCHEDULE OF FUTURES CONTRACTS
                                                      Current     Unrealized
                               Number of   Original    Market    Appreciation/
Type                           Contracts     Value      Value   (Depreciation)
-----------------------------------------------------------------------------
Buy:
S&P 500 eMini; June 2006          15         $971,558   $977,475      $5,918

Portfolio Summary (unaudited)
-----------------------------------------------
Sector                                 Percent
-----------------------------------------------
Financial                               27.94%
Consumer,                               20.57%
Non-cyclical
Industrial                              11.84%
Communications                          11.19%
Energy                                  10.04%
Technology                               9.87%
Consumer, Cyclical                       8.80%
Utilities                                3.02%
Basic Materials                          2.89%
Government                               0.03%
Liabilities in                        (-6.19%)
Excess of Other
Assets, Net
                                    -----------
TOTAL NET ASSETS                       100.00%
                                    ===========

Other Assets Summary (unaudited)
---------------------------------------------
Asset Type                           Percent
---------------------------------------------
Futures                                0.64%


Schedule of Investments
March 31, 2006 (unaudited)
LargeCap Growth Equity
                                                 Shares
                                                  Held                      Value
                                              ------------------------------------------------------
COMMON STOCKS (93.56%)
Aerospace & Defense (1.07%)
Boeing Co                                           2,700      $         210,411
General Dynamics Corp                               1,200                 76,776
Lockheed Martin Corp                                  400                 30,052
Northrop Grumman Corp                                 600                 40,974
Rockwell Collins Inc                                1,300                 73,255
                                                                -----------------
                                                                         431,468
                                                                -----------------
Aerospace & Defense Equipment (0.65%)
Goodrich Corp                                       3,200                139,552
United Technologies Corp                            2,100                121,737
                                                                -----------------
                                                                         261,289
                                                                -----------------
Apparel Manufacturers (0.12%)
Coach Inc (a)                                         500                 17,290
Columbia Sportswear Co (a)                            600                 31,998
                                                                -----------------
                                                                          49,288
                                                                -----------------
Appliances (0.31%)
Maytag Corp                                           700                 14,931
Whirlpool Corp                                      1,200                109,764
                                                                -----------------
                                                                         124,695
                                                                -----------------
Applications Software (0.12%)
Microsoft Corp                                      1,800                 48,978
                                                                -----------------

Athletic Footwear (0.08%)
Nike Inc                                              400                 34,040
                                                                -----------------

Auto - Medium & Heavy Duty Trucks (0.23%)
Oshkosh Truck Corp                                  1,500                 93,360
                                                                -----------------

Auto/Truck Parts & Equipment - Original
(0.13%)
Johnson Controls Inc                                  700                 53,151
                                                                -----------------

Beverages - Non-alcoholic (2.36%)
Coca-Cola Co/The                                   12,900                540,123
PepsiCo Inc                                         7,100                410,309
                                                                -----------------
                                                                         950,432
                                                                -----------------
Beverages - Wine & Spirits (0.06%)
Brown-Forman Corp                                     300                 23,091
                                                                -----------------

Building - Residential & Commercial
(0.43%)
DR Horton Inc                                       1,300                 43,186
KB Home                                               900                 58,482
Lennar Corp                                           400                 24,152
Ryland Group Inc                                      700                 48,580
                                                                -----------------
                                                                         174,400
                                                                -----------------
Building Products - Cement & Aggregate
(0.35%)
Martin Marietta Materials Inc                       1,300                139,139
                                                                -----------------

Cable TV (0.20%)
Cablevision Systems Corp (a)                        3,000                 80,100
                                                                -----------------

Cellular Telecommunications (0.41%)
Nextel Partners Inc (a)                             1,700                 48,144
NII Holdings Inc (a)                                2,000                117,940
                                                                -----------------
                                                                         166,084
                                                                -----------------
Commercial Services (0.05%)
Iron Mountain Inc (a)                                 500                 20,370
                                                                -----------------

Commercial Services - Finance (0.63%)
Equifax Inc                                         2,000                 74,480
Moody's Corp                                          900                 64,314
Paychex Inc                                         2,800                116,648
                                                                -----------------
                                                                         255,442
                                                                -----------------
Computer Services (0.41%)
Affiliated Computer Services Inc (a)                1,600                 95,456
Anteon International Corp (a)                         100                  5,456
Cognizant Technology Solutions Corp (a)               400                 23,796
DST Systems Inc (a)                                   700                 40,558
                                                                -----------------
                                                                         165,266
                                                                -----------------
Computers (3.96%)
Apple Computer Inc (a)                              3,100                194,432
Dell Inc (a)                                       43,100              1,282,656
International Business Machines Corp                1,400                115,458
                                                                -----------------
                                                                       1,592,546
                                                                -----------------
Computers - Peripheral Equipment (0.18%)
Lexmark International Inc (a)                       1,600                 72,608
                                                                -----------------

Cosmetics & Toiletries (0.40%)
Colgate-Palmolive Co                                2,000                114,200
Procter & Gamble Co                                   800                 46,096
                                                                -----------------
                                                                         160,296
                                                                -----------------
Data Processing & Management (1.00%)
Fair Isaac Corp                                     1,500                 59,430
First Data Corp                                     4,600                215,372
Fiserv Inc (a)                                      1,700                 72,335
Global Payments Inc                                   500                 26,505
Total System Services Inc                           1,500                 29,880
                                                                -----------------
                                                                         403,522
                                                                -----------------
Dialysis Centers (0.07%)
DaVita Inc (a)                                        500                 30,105
                                                                -----------------

Distribution & Wholesale (0.16%)
Fastenal Co                                           800                 37,872
Ingram Micro Inc (a)                                  200                  4,000
WW Grainger Inc                                       300                 22,605
                                                                -----------------
                                                                          64,477
                                                                -----------------
Diversified Manufacturing Operations
(0.27%)
General Electric Co                                   700                 24,346
ITT Industries Inc                                  1,500                 84,330
                                                                -----------------
                                                                         108,676
                                                                -----------------
E-Commerce - Services (0.09%)
eBay Inc (a)                                          900                 35,154
                                                                -----------------

Electric - Integrated (0.33%)
Exelon Corp                                         1,000                 52,900
TXU Corp                                            1,800                 80,568
                                                                -----------------
                                                                         133,468
                                                                -----------------

                                                                -----------------
Electric Products - Miscellaneous (0.21%)
Emerson Electric Co                                 1,000                 83,630
                                                                -----------------

Electronic Components - Miscellaneous
(0.08%)
Jabil Circuit Inc                                     800                 34,288
                                                                -----------------

Electronic Components - Semiconductors
(8.29%)
Broadcom Corp (a)                                   6,900                297,804
Intel Corp                                         73,100              1,414,485
Intersil Corp                                       1,200                 34,704
Microchip Technology Inc                            1,600                 58,080
National Semiconductor Corp                         3,600                100,224
Nvidia Corp (a)                                     3,900                223,314
Texas Instruments Inc                              37,300              1,211,131
                                                                -----------------
                                                                       3,339,742
                                                                -----------------
Electronic Forms (0.14%)
Adobe Systems Inc                                   1,600                 55,872
                                                                -----------------

Electronic Measurement Instruments
(0.69%)
Agilent Technologies Inc (a)                        7,400                277,870
                                                                -----------------

Electronic Parts Distribution (0.03%)
Avnet Inc (a)                                         400                 10,152
                                                                -----------------

Engineering - Research & Development
Services (0.22%)
Jacobs Engineering Group Inc (a)                    1,000                 86,740
                                                                -----------------

Enterprise Software & Services (0.25%)
BEA Systems Inc (a)                                 7,800                102,414
                                                                -----------------

Fiduciary Banks (0.28%)
Mellon Financial Corp                                 300                 10,680
State Street Corp                                   1,700                102,731
                                                                -----------------
                                                                         113,411
                                                                -----------------
Finance - Investment Banker & Broker
(2.44%)
Charles Schwab Corp/The                            32,000                550,720
E*Trade Financial Corp (a)                          2,800                 75,544
Goldman Sachs Group Inc                               200                 31,392
Lehman Brothers Holdings Inc                        1,300                187,889
TD Ameritrade Holding Corp                          6,500                135,655
                                                                -----------------
                                                                         981,200
                                                                -----------------
Finance - Mortgage Loan/Banker (0.56%)
Fannie Mae                                          4,400                226,160
                                                                -----------------

Financial Guarantee Insurance (0.42%)
AMBAC Financial Group Inc                             900                 71,640
MGIC Investment Corp                                  900                 59,967
Radian Group Inc                                      600                 36,150
                                                                -----------------
                                                                         167,757
                                                                -----------------
Food - Dairy Products (0.12%)
Dean Foods Co (a)                                   1,200                 46,596
                                                                -----------------

Food - Retail (0.44%)
Kroger Co/The                                       8,000                162,880
Weis Markets Inc                                      300                 13,371
                                                                -----------------
                                                                         176,251
                                                                -----------------

Food - Wholesale & Distribution (0.38%)
Supervalu Inc                                       2,200                 67,804
Sysco Corp                                          2,600                 83,330
                                                                -----------------
                                                                         151,134
                                                                -----------------
Health Care Cost Containment (1.01%)
McKesson Corp                                       7,800                406,614
                                                                -----------------

Home Decoration Products (0.15%)
Newell Rubbermaid Inc                               2,400                 60,456
                                                                -----------------

Hotels & Motels (0.15%)
Marriott International Inc                            900                 61,740
                                                                -----------------

Human Resources (0.14%)
Robert Half International Inc                       1,500                 57,915
                                                                -----------------

Instruments - Scientific (0.07%)
Applera Corp - Applied Biosystems Group             1,000                 27,140
                                                                -----------------

Insurance Brokers (0.27%)
AON Corp                                            1,100                 45,661
Marsh & McLennan Cos Inc                            2,100                 61,656
                                                                -----------------
                                                                         107,317
                                                                -----------------
Internet Content - Information & News
(0.05%)
CNET Networks Inc (a)                               1,500                 21,315
                                                                -----------------

Investment Management & Advisory
Services (1.11%)
Eaton Vance Corp                                      700                 19,166
Franklin Resources Inc                              2,300                216,752
Legg Mason Inc                                      1,700                213,061
                                                                -----------------
                                                                         448,979
                                                                -----------------
Life & Health Insurance (1.53%)
Aflac Inc                                           8,600                388,118
Cigna Corp                                            800                104,496
Lincoln National Corp                                 600                 32,754
Prudential Financial Inc                            1,200                 90,972
                                                                -----------------
                                                                         616,340
                                                                -----------------
Machinery - Construction & Mining (1.66%)
Caterpillar Inc                                     9,300                667,833
                                                                -----------------

Medical  - Outpatient & Home Medical
Care (0.41%)
Lincare Holdings Inc (a)                            4,200                163,632
                                                                -----------------

Medical - Biomedical/Gene (3.38%)
Amgen Inc (a)                                       2,800                203,700
Genentech Inc (a)                                  12,700              1,073,277
Invitrogen Corp (a)                                   600                 42,078
Millipore Corp (a)                                    600                 43,836
                                                                -----------------
                                                                       1,362,891
                                                                -----------------
Medical - Drugs (8.11%)
Abbott Laboratories                                 7,400                314,278
Allergan Inc                                        3,100                336,350
American Pharmaceutical Partners Inc (a)            1,000                 28,490
Forest Laboratories Inc (a)                         6,500                290,095
Merck & Co Inc                                     34,400              1,211,912
Pfizer Inc                                         33,900                844,788

Wyeth                                               4,900                237,748
                                                                -----------------
                                                                       3,263,661
                                                                -----------------
Medical - Generic Drugs (0.33%)
Barr Pharmaceuticals Inc (a)                        2,100                132,258
                                                                -----------------

Medical - HMO (6.49%)
Aetna Inc                                           9,200                452,088
Coventry Health Care Inc (a)                        2,000                107,960
Health Net Inc (a)                                  3,000                152,460
Humana Inc (a)                                      3,200                168,480
UnitedHealth Group Inc                             31,000              1,731,660
                                                                -----------------
                                                                       2,612,648
                                                                -----------------
Medical - Hospitals (0.84%)
HCA Inc                                             5,800                265,582
Universal Health Services Inc                       1,400                 71,106
                                                                -----------------
                                                                         336,688
                                                                -----------------
Medical - Wholesale Drug Distribution
(0.97%)
AmerisourceBergen Corp                              1,600                 77,232
Cardinal Health Inc                                 4,200                312,984
                                                                -----------------
                                                                         390,216
                                                                -----------------
Medical Information Systems (0.38%)
Cerner Corp (a)                                     3,200                151,840
                                                                -----------------

Medical Instruments (0.53%)
Kyphon Inc (a)                                        400                 14,880
Medtronic Inc                                         900                 45,675
St Jude Medical Inc (a)                             3,300                135,300
Techne Corp (a)                                       300                 18,042
                                                                -----------------
                                                                         213,897
                                                                -----------------
Medical Products (0.95%)
Baxter International Inc                            1,200                 46,572
Henry Schein Inc (a)                                1,000                 47,860
Johnson & Johnson                                   2,100                124,362
Mentor Corp                                           500                 22,655
Stryker Corp                                        1,700                 75,378
Varian Medical Systems Inc (a)                      1,200                 67,392
                                                                -----------------
                                                                         384,219
                                                                -----------------
Motorcycle/Motor Scooter (0.37%)
Harley-Davidson Inc                                 2,900                150,452
                                                                -----------------

Multi-line Insurance (1.13%)
American International Group Inc                    6,900                456,021
                                                                -----------------

Multimedia (0.09%)
McGraw-Hill Cos Inc/The                               600                 34,572
                                                                -----------------

Office Furnishings - Original (0.16%)
Herman Miller Inc                                     500                 16,205
HNI Corp                                              800                 47,200
                                                                -----------------
                                                                          63,405
                                                                -----------------
Oil - Field Services (1.28%)
Baker Hughes Inc                                    2,900                198,360
BJ Services Co                                      3,700                128,020
Halliburton Co                                      2,600                189,852
                                                                -----------------
                                                                         516,232
                                                                -----------------

Oil & Gas Drilling (0.17%)
Helmerich & Payne Inc                               1,000                 69,820
                                                                -----------------

Oil Company - Exploration & Production
(0.90%)
Burlington Resources Inc                            3,600                330,876
Newfield Exploration Co (a)                           600                 25,140
Unit Corp (a)                                         100                  5,575
                                                                -----------------
                                                                         361,591
                                                                -----------------
Oil Company - Integrated (0.34%)
Amerada Hess Corp                                     100                 14,240
Exxon Mobil Corp                                      400                 24,344
Marathon Oil Corp                                   1,300                 99,021
                                                                -----------------
                                                                         137,605
                                                                -----------------
Oil Field Machinery & Equipment (0.33%)
Cooper Cameron Corp (a)                             1,400                 61,712
Grant Prideco Inc (a)                               1,700                 72,828
                                                                -----------------
                                                                         134,540
                                                                -----------------
Oil Refining & Marketing (0.38%)
Frontier Oil Corp                                     200                 11,870
Sunoco Inc                                          1,400                108,598
Tesoro Corp                                           200                 13,668
Valero Energy Corp                                    300                 17,934
                                                                -----------------
                                                                         152,070
                                                                -----------------
Pharmacy Services (2.22%)
Caremark Rx Inc                                       700                 34,426
Express Scripts Inc (a)                             6,700                588,930
Medco Health Solutions Inc (a)                      2,600                148,772
Omnicare Inc                                        2,200                120,978
                                                                -----------------
                                                                         893,106
                                                                -----------------
Pipelines (0.81%)
Kinder Morgan Inc                                   3,000                275,970
Questar Corp                                          700                 49,035
                                                                -----------------
                                                                         325,005
                                                                -----------------
Power Converter & Supply Equipment
(0.20%)
American Power Conversion Corp                      3,500                 80,885
                                                                -----------------

Property & Casualty Insurance (0.84%)
21st Century Insurance Group                          900                 14,220
Chubb Corp                                            800                 76,352
Progressive Corp/The                                  400                 41,704
St Paul Travelers Cos Inc/The                       4,900                204,771
                                                                -----------------
                                                                         337,047
                                                                -----------------
Rental - Auto & Equipment (0.14%)
Rent-A-Center Inc (a)                               2,200                 56,298
                                                                -----------------

Research & Development (0.22%)
Pharmaceutical Product Development Inc              2,600                 89,986
                                                                -----------------

Respiratory Products (0.07%)
Respironics Inc (a)                                   700                 27,237
                                                                -----------------

Retail - Apparel & Shoe (1.20%)
Bebe Stores Inc                                     1,750                 32,235
Chico's FAS Inc (a)                                 3,800                154,432
Men's Wearhouse Inc                                 1,500                 53,910

Nordstrom Inc                                       6,200                242,916
                                                                -----------------
                                                                         483,493
                                                                -----------------
Retail - Auto Parts (0.86%)
Advance Auto Parts Inc                              3,650                151,986
Autozone Inc (a)                                    1,100                109,659
O'Reilly Automotive Inc (a)                         2,300                 84,088
                                                                -----------------
                                                                         345,733
                                                                -----------------
Retail - Automobile (0.05%)
Copart Inc (a)                                        700                 19,215
                                                                -----------------

Retail - Bedding (0.66%)
Bed Bath & Beyond Inc (a)                           6,900                264,960
                                                                -----------------

Retail - Building Products (7.08%)
Home Depot Inc                                     43,800              1,852,740
Lowe's Cos Inc                                     15,500                998,820
                                                                -----------------
                                                                       2,851,560
                                                                -----------------
Retail - Discount (2.04%)
Dollar General Corp                                 6,300                111,321
Dollar Tree Stores Inc (a)                          3,000                 83,010
Target Corp                                           900                 46,809
TJX Cos Inc                                         4,100                101,762
Wal-Mart Stores Inc                                10,100                477,124
                                                                -----------------
                                                                         820,026
                                                                -----------------
Retail - Drug Store (0.36%)
Walgreen Co                                         3,400                146,642
                                                                -----------------

Retail - Gardening Products (0.05%)
Tractor Supply Co (a)                                 300                 19,902
                                                                -----------------

Retail - Jewelry (0.23%)
Tiffany & Co                                        2,500                 93,850
                                                                -----------------

Retail - Restaurants (1.74%)
Applebees International Inc                         2,700                 66,285
Brinker International Inc                           1,600                 67,600
Darden Restaurants Inc                              2,400                 98,472
McDonald's Corp                                     3,700                127,132
Outback Steakhouse Inc                                400                 17,600
Panera Bread Co (a)                                   100                  7,518
Sonic Corp (a)                                      1,500                 52,695
Wendy's International Inc                           3,200                198,592
Yum! Brands Inc                                     1,300                 63,518
                                                                -----------------
                                                                         699,412
                                                                -----------------
Semiconductor Component - Integrated
Circuits (0.03%)
Emulex Corp (a)                                       600                 10,254
                                                                -----------------

Semiconductor Equipment (0.04%)
Applied Materials Inc                               1,000                 17,510
                                                                -----------------

Telecommunication Equipment (0.22%)
Adtran Inc                                          1,400                 36,652
Harris Corp                                         1,100                 52,019
                                                                -----------------
                                                                          88,671
                                                                -----------------

Telecommunication Equipment - Fiber
Optics (1.73%)
Corning Inc (a)                                    25,900                696,969
                                                                -----------------

Telephone - Integrated (0.39%)
Alltel Corp                                         1,000                 64,750
Verizon Communications Inc                          2,700                 91,962
                                                                -----------------
                                                                         156,712
                                                                -----------------
Textile - Home Furnishings (0.34%)
Mohawk Industries Inc (a)                           1,700                137,224
                                                                -----------------

Therapeutics (0.32%)
Gilead Sciences Inc (a)                             2,100                130,662
                                                                -----------------

Tobacco (4.24%)
Altria Group Inc                                   24,100              1,707,726
                                                                -----------------

Tools - Hand Held (0.09%)
Black & Decker Corp                                   400                 34,756
                                                                -----------------

Transport - Rail (0.31%)
Burlington Northern Santa Fe Corp                   1,500                124,995
                                                                -----------------

Transport - Services (0.53%)
CH Robinson Worldwide Inc                           2,400                117,816
Expeditors International Washington Inc               300                 25,917
FedEx Corp                                            600                 67,764
                                                                -----------------
                                                                         211,497
                                                                -----------------
Transport - Truck (0.04%)
Landstar System Inc                                   400                 17,648
                                                                -----------------

Web Portals (0.97%)
Google Inc (a)                                      1,000                390,000
                                                                -----------------

Wireless Equipment (3.24%)
Motorola Inc                                       42,000                962,220
Qualcomm Inc                                        6,800                344,148
                                                                -----------------
                                                                       1,306,368
                                                                -----------------
TOTAL COMMON STOCKS                                            $      37,673,918
                                                                -----------------
                                                  Principal
                                                    Amount
                                              --------------------------------------
SHORT TERM INVESTMENTS (0.26%)
U.S. Government & Government Agency
Obligations (0.26%)
United States Treasury Bill
   4.585%, 8/24/2006 (b)                          105,000                103,104
                                                                -----------------
TOTAL SHORT TERM INVESTMENTS                                   $         103,104
                                                                -----------------
Total Investments                                              $      37,777,022
Other Assets in Excess of Liabilities,                                 2,487,919
Net - 6.18%
                                                                -----------------
TOTAL NET ASSETS - 100.00%                                     $      40,264,941
                                                                =================
                                                                -----------------

                                                                =================

(a)      Non-Income Producing Security
(b)      Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $103,104 or 0.26% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $        3,608,324
Unrealized Depreciation                                  (1,596,514)
                                                   ------------------
Net Unrealized Appreciation (Depreciation)                 2,011,810
Cost for federal income tax purposes                      35,765,212


                          SCHEDULE OF FUTURES CONTRACTS
                                                    Current     Unrealized
                          Number of     Original    Market     Appreciation/
Type                      Contracts       Value      Value    (Depreciation)
-------------------------------------------------------------------------
Buy:
S & P 500; June 2006          3           $981,772   $977,475   $(4,297)

Portfolio Summary (unaudited)
------------------------------------------------------------------
Sector                                                    Percent
------------------------------------------------------------------
Consumer,                                                  34.88%
Non-cyclical
Consumer, Cyclical                                         16.92%
Technology                                                 14.80%
Financial                                                   8.58%
Communications                                              7.39%
Industrial                                                  6.45%
Energy                                                      4.21%
Utilities                                                   0.33%
Government                                                  0.26%
Other Assets in                                             6.18%
Excess of
Liabilities, Net
                                            ----------------------
TOTAL NET ASSETS                                          100.00%
                                            ======================

Other Assets Summary (unaudited)
--------------------------------------------------------
Asset Type                                      Percent
--------------------------------------------------------
Futures                                           2.43%


Schedule of Investments
March 31, 2006 (unaudited)
LargeCap Stock Index
                                                      Shares
                                                       Held                Value
                                              -------------------------------------
COMMON STOCKS (98.52%)
Advertising Agencies (0.16%)
Interpublic Group of Cos Inc (a)(b)                   6,721      $          64,253
Omnicom Group Inc                                     2,791                232,351
                                                                  -----------------
                                                                           296,604
                                                                  -----------------
Aerospace & Defense (1.40%)
Boeing Co                                            12,494                973,657
General Dynamics Corp                                 6,248                399,747
Lockheed Martin Corp                                  5,593                420,202
Northrop Grumman Corp (a)                             5,475                373,888
Raytheon Co                                           6,964                319,230
Rockwell Collins Inc                                  2,689                151,525
                                                                  -----------------
                                                                         2,638,249
                                                                  -----------------
Aerospace & Defense Equipment (0.53%)
Goodrich Corp                                         1,926                 83,993
United Technologies Corp                             15,851                918,882
                                                                  -----------------
                                                                         1,002,875
                                                                  -----------------
Agricultural Chemicals (0.19%)
Monsanto Co                                           4,205                356,374
                                                                  -----------------

Agricultural Operations (0.18%)
Archer-Daniels-Midland Co                            10,206                343,432
                                                                  -----------------

Airlines (0.11%)
Southwest Airlines Co                                11,054                198,861
                                                                  -----------------

Apparel Manufacturers (0.22%)
Coach Inc (b)                                         5,984                206,927
Jones Apparel Group Inc (a)                           1,783                 63,065
Liz Claiborne Inc                                     1,641                 67,248
VF Corp                                               1,376                 78,294
                                                                  -----------------
                                                                           415,534
                                                                  -----------------
Appliances (0.07%)
Maytag Corp (a)                                       1,256                 26,791
Whirlpool Corp                                        1,062                 97,141
                                                                  -----------------
                                                                           123,932
                                                                  -----------------
Applications Software (2.16%)
Citrix Systems Inc (b)                                2,786                105,589
Compuware Corp (b)                                    5,975                 46,784
Intuit Inc (b)                                        2,762                146,911
Microsoft Corp                                      138,726              3,774,735
                                                                  -----------------
                                                                         4,074,019
                                                                  -----------------
Athletic Footwear (0.13%)
Nike Inc                                              2,955                251,471
                                                                  -----------------

Audio & Video Products (0.06%)
Harman International Industries Inc                   1,025                113,908
                                                                  -----------------

Auto - Car & Light Trucks (0.22%)
Ford Motor Co (a)                                    29,100                231,636

General Motors Corp (a)                               8,828                187,772
                                                                  -----------------
                                                                           419,408
                                                                  -----------------
Auto - Medium & Heavy Duty Trucks (0.11%)
Navistar International Corp (a)(b)                      963                 26,559
Paccar Inc                                            2,643                186,279
                                                                  -----------------
                                                                           212,838
                                                                  -----------------
Auto/Truck Parts & Equipment - Original
(0.12%)
Johnson Controls Inc                                  3,031                230,144
                                                                  -----------------

Beverages - Non-alcoholic (1.59%)
Coca-Cola Co/The                                     32,158              1,346,455
Coca-Cola Enterprises Inc                             4,737                 96,351
Pepsi Bottling Group Inc                              2,111                 64,153
PepsiCo Inc                                          25,863              1,494,623
                                                                  -----------------
                                                                         3,001,582
                                                                  -----------------
Beverages - Wine & Spirits (0.09%)
Brown-Forman Corp                                     1,298                 99,907
Constellation Brands Inc (a)(b)                       3,078                 77,104
                                                                  -----------------
                                                                           177,011
                                                                  -----------------
Brewery (0.31%)
Anheuser-Busch Cos Inc                               12,119                518,330
Molson Coors Brewing Co (a)                             896                 61,483
                                                                  -----------------
                                                                           579,813
                                                                  -----------------
Broadcasting Services & Programming
(0.12%)
Clear Channel Communications Inc                      8,068                234,053
                                                                  -----------------

Building - Residential & Commercial
(0.32%)
Centex Corp                                           1,917                118,835
DR Horton Inc                                         4,243                140,952
KB Home                                               1,200                 77,976
Lennar Corp                                           2,140                129,213
Pulte Homes Inc                                       3,340                128,323
                                                                  -----------------
                                                                           595,299
                                                                  -----------------
Building & Construction Products -
Miscellaneous (0.11%)
Masco Corp                                            6,499                211,153
                                                                  -----------------

Building Products - Air & Heating (0.06%)
American Standard Cos Inc                             2,782                119,237
                                                                  -----------------

Cable TV (0.46%)
Comcast Corp (a)(b)                                  33,385                873,352
                                                                  -----------------

Casino Hotels (0.12%)
Harrah's Entertainment Inc                            2,874                224,057
                                                                  -----------------

Casino Services (0.10%)
International Game Technology                         5,264                185,398
                                                                  -----------------

Chemicals - Diversified (0.79%)
Dow Chemical Co/The                                  15,102                613,141
EI Du Pont de Nemours & Co                           14,361                606,178
PPG Industries Inc                                    2,581                163,506
Rohm & Haas Co                                        2,248                109,860
                                                                  -----------------
                                                                         1,492,685
                                                                  -----------------
Chemicals - Specialty (0.25%)
Ashland Inc                                           1,112                 79,041

Eastman Chemical Co                                   1,274                 65,203
Ecolab Inc                                            2,846                108,717
Engelhard Corp                                        1,932                 76,527
Hercules Inc (b)                                      1,762                 24,316
International Flavors & Fragrances Inc                1,232                 42,282
Sigma-Aldrich Corp                                    1,044                 68,685
Tronox Inc - Class B (b)                                365                  6,204
                                                                  -----------------
                                                                           470,975
                                                                  -----------------
Coatings & Paint (0.05%)
Sherwin-Williams Co/The (a)                           1,731                 85,581
                                                                  -----------------

Commercial Banks (0.88%)
AmSouth Bancorp                                       5,394                145,908
BB&T Corp                                             8,358                327,634
Compass Bancshares Inc                                1,929                 97,627
First Horizon National Corp (a)                       1,967                 81,925
M&T Bank Corp (a)                                     1,239                141,419
Marshall & Ilsley Corp                                3,276                142,768
North Fork Bancorporation Inc                         7,426                214,092
Regions Financial Corp                                7,124                250,551
Synovus Financial Corp                                4,890                132,470
Zions Bancorporation                                  1,629                134,767
                                                                  -----------------
                                                                         1,669,161
                                                                  -----------------
Commercial Services (0.02%)
Convergys Corp (b)                                    2,183                 39,752
                                                                  -----------------

Commercial Services - Finance (0.36%)
Equifax Inc                                           2,020                 75,225
H&R Block Inc (a)                                     5,115                110,740
Moody's Corp                                          3,797                271,333
Paychex Inc                                           5,215                217,257
                                                                  -----------------
                                                                           674,555
                                                                  -----------------
Computer Aided Design (0.09%)
Autodesk Inc                                          3,603                138,788
Parametric Technology Corp (b)                        1,734                 28,316
                                                                  -----------------
                                                                           167,104
                                                                  -----------------
Computer Services (0.28%)
Affiliated Computer Services Inc (b)                  1,832                109,297
Computer Sciences Corp (b)                            2,911                161,706
Electronic Data Systems Corp (a)                      8,032                215,499
Unisys Corp (b)                                       5,338                 36,779
                                                                  -----------------
                                                                           523,281
                                                                  -----------------
Computers (3.01%)
Apple Computer Inc (b)                               13,295                833,862
Dell Inc (b)                                         36,740              1,093,382
Gateway Inc (b)                                       4,126                  9,036
Hewlett-Packard Co                                   44,153              1,452,634
International Business Machines Corp                 24,466              2,017,711
Sun Microsystems Inc (b)                             54,028                277,164
                                                                  -----------------
                                                                         5,683,789
                                                                  -----------------
Computers - Integrated Systems (0.06%)
NCR Corp (b)                                          2,841                118,725
                                                                  -----------------

Computers  -Memory Devices (0.38%)
EMC Corp/Massachusetts (b)                           37,102                505,700
Network Appliance Inc (b)                             5,841                210,451
                                                                  -----------------
                                                                           716,151
                                                                  -----------------
Computers - Peripheral Equipment (0.04%)
Lexmark International Inc (b)                         1,690                 76,692
                                                                  -----------------

Consumer Products - Miscellaneous (0.39%)
Clorox Co                                             2,343                140,229
Fortune Brands Inc                                    2,285                184,239
Kimberly-Clark Corp                                   7,194                415,813
                                                                  -----------------
                                                                           740,281
                                                                  -----------------
Containers - Metal & Glass (0.04%)
Ball Corp (a)                                         1,628                 71,355
                                                                  -----------------

Containers - Paper & Plastic (0.10%)
Bemis Co                                              1,644                 51,917
Pactiv Corp (b)                                       2,237                 54,896
Sealed Air Corp                                       1,271                 73,553
                                                                  -----------------
                                                                           180,366
                                                                  -----------------
Cosmetics & Toiletries (1.99%)
Alberto-Culver Co                                     1,179                 52,147
Avon Products Inc                                     7,033                219,219
Colgate-Palmolive Co                                  8,045                459,370
Estee Lauder Cos Inc/The                              1,860                 69,173
Procter & Gamble Co                                  51,345              2,958,499
                                                                  -----------------
                                                                         3,758,408
                                                                  -----------------
Cruise Lines (0.17%)
Carnival Corp (a)                                     6,778                321,074
                                                                  -----------------

Data Processing & Management (0.58%)
Automatic Data Processing Inc                         9,047                413,267
First Data Corp                                      11,975                560,669
Fiserv Inc (b)                                        2,880                122,544
                                                                  -----------------
                                                                         1,096,480
                                                                  -----------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                              2,164                 76,173
                                                                  -----------------

Disposable Medical Products (0.06%)
CR Bard Inc                                           1,624                110,123
                                                                  -----------------

Distribution & Wholesale (0.11%)
Genuine Parts Co                                      2,699                118,297
WW Grainger Inc                                       1,194                 89,968
                                                                  -----------------
                                                                           208,265
                                                                  -----------------
Diversified Manufacturing Operations
(5.15%)
3M Co                                                11,786                892,082
Cooper Industries Ltd                                 1,433                124,528
Danaher Corp                                          3,703                235,326
Dover Corp                                            3,174                154,129
Eaton Corp                                            2,324                169,582
General Electric Co (c)                             162,715              5,659,228
Honeywell International Inc                          12,966                554,556
Illinois Tool Works Inc                               3,201                308,288
Ingersoll-Rand Co Ltd                                 5,112                213,631
ITT Industries Inc                                    2,883                162,082
Leggett & Platt Inc                                   2,847                 69,381
Parker Hannifin Corp                                  1,869                150,660
Textron Inc                                           2,066                192,944
Tyco International Ltd                               31,461                845,672
                                                                  -----------------
                                                                         9,732,089
                                                                  -----------------
Diversified Operations & Commercial
Services (0.15%)
Cendant Corp                                         15,738                273,054
                                                                  -----------------

Drug Delivery Systems (0.05%)
Hospira Inc (b)                                       2,511                 99,084
                                                                  -----------------

E-Commerce - Products (0.09%)
Amazon.Com Inc (a)(b)                                 4,816                175,832
                                                                  -----------------

E-Commerce - Services (0.37%)
eBay Inc (b)                                         18,007                703,353
                                                                  -----------------

Electric - Generation (0.09%)
AES Corp/The (b)                                     10,240                174,694
                                                                  -----------------

Electric - Integrated (2.73%)
Allegheny Energy Inc (b)                              2,547                 86,216
Ameren Corp                                           3,196                159,225
American Electric Power Co Inc                        6,146                209,087
Centerpoint Energy Inc (a)                            4,841                 57,753
Cinergy Corp                                          3,113                141,361
CMS Energy Corp (a)(b)                                3,446                 44,626
Consolidated Edison Inc (a)                           3,831                166,649
Constellation Energy Group Inc                        2,786                152,422
Dominion Resources Inc/VA                             5,424                374,419
DTE Energy Co (a)                                     2,776                111,290
Duke Energy Corp (a)                                 14,489                422,354
Edison International                                  5,086                209,441
Entergy Corp                                          3,245                223,710
Exelon Corp                                          10,416                551,006
FirstEnergy Corp                                      5,149                251,786
FPL Group Inc (a)                                     6,300                252,882
PG&E Corp                                             5,391                209,710
Pinnacle West Capital Corp                            1,548                 60,527
PPL Corp                                              5,936                174,518
Progress Energy Inc                                   3,938                173,193
Public Service Enterprise Group Inc                   3,913                250,589
Southern Co/The (a)                                  11,579                379,444
TECO Energy Inc                                       3,252                 52,422
TXU Corp                                              7,224                323,346
Xcel Energy Inc                                       6,304                114,418
                                                                  -----------------
                                                                         5,152,394
                                                                  -----------------
Electric Products - Miscellaneous (0.32%)
Emerson Electric Co                                   6,422                537,072
Molex Inc                                             2,224                 73,837
                                                                  -----------------
                                                                           610,909
                                                                  -----------------
Electronic Components - Miscellaneous
(0.11%)
Jabil Circuit Inc                                     2,725                116,793
Sanmina-SCI Corp (b)                                  8,307                 34,059
Solectron Corp (b)                                   14,277                 57,108
                                                                  -----------------
                                                                           207,960
                                                                  -----------------
Electronic Components - Semiconductors
(2.21%)
Advanced Micro Devices Inc (b)                        7,507                248,932
Altera Corp (a)(b)                                    5,609                115,770
Applied Micro Circuits Corp (b)                       4,594                 18,697
Broadcom Corp (b)                                     6,876                296,768
Freescale Semiconductor Inc - B Shares                6,406                177,895
(b)
Intel Corp                                           91,836              1,777,027
LSI Logic Corp (b)                                    6,115                 70,689
Micron Technology Inc (b)                             9,660                142,195
National Semiconductor Corp                           5,268                146,661
Nvidia Corp (a)(b)                                    2,672                152,999
PMC - Sierra Inc (a)(b)                               2,900                 35,641
QLogic Corp (b)                                       2,519                 48,743
Texas Instruments Inc                                24,982                811,165
Xilinx Inc                                            5,382                137,026
                                                                  -----------------
                                                                         4,180,208
                                                                  -----------------
Electronic Forms (0.17%)
Adobe Systems Inc                                     9,363                326,956
                                                                  -----------------

Electronic Measurement Instruments
(0.16%)
Agilent Technologies Inc (b)                          6,693                251,322
Tektronix Inc                                         1,274                 45,495
                                                                  -----------------
                                                                           296,817
                                                                  -----------------
Electronics - Military (0.09%)
L-3 Communications Holdings Inc                       1,893                162,400
                                                                  -----------------

Engineering - Research & Development
Services (0.06%)
Fluor Corp                                            1,355                116,259
                                                                  -----------------

Engines - Internal Combustion (0.04%)
Cummins Inc (a)                                         725                 76,198
                                                                  -----------------

Enterprise Software & Services (0.59%)
BMC Software Inc (b)                                  3,322                 71,954
CA Inc                                                7,123                193,817
Novell Inc (b)                                        6,079                 46,687
Oracle Corp (b)                                      58,825                805,314
                                                                  -----------------
                                                                         1,117,772
                                                                  -----------------
Entertainment Software (0.14%)
Electronic Arts Inc (a)(b)                            4,742                259,482
                                                                  -----------------

Fiduciary Banks (0.60%)
Bank of New York Co Inc/The                          12,041                433,958
Mellon Financial Corp                                 6,468                230,261
Northern Trust Corp                                   2,892                151,830
State Street Corp                                     5,198                314,115
                                                                  -----------------
                                                                         1,130,164
                                                                  -----------------
Filtration & Separation Products (0.03%)
Pall Corp                                             1,950                 60,821
                                                                  -----------------

Finance - Commercial (0.09%)
CIT Group Inc                                         3,119                166,929
                                                                  -----------------

Finance - Consumer Loans (0.18%)
SLM Corp                                              6,514                338,337
                                                                  -----------------

Finance - Credit Card (0.74%)
American Express Co                                  19,320              1,015,266
Capital One Financial Corp                            4,700                378,444
                                                                  -----------------
                                                                         1,393,710
                                                                  -----------------
Finance - Investment Banker & Broker
(5.57%)
Bear Stearns Cos Inc/The                              1,863                258,398
Charles Schwab Corp/The                              16,108                277,219

Citigroup Inc                                        77,917              3,680,020
E*Trade Financial Corp (b)                            6,524                176,017
Goldman Sachs Group Inc                               6,806              1,068,270
JPMorgan Chase & Co                                  54,411              2,265,674
Lehman Brothers Holdings Inc                          4,221                610,061
Merrill Lynch & Co Inc                               14,335              1,129,025
Morgan Stanley                                       16,762              1,052,989
                                                                  -----------------
                                                                        10,517,673
                                                                  -----------------
Finance - Mortgage Loan/Banker (0.94%)
Countrywide Financial Corp                            9,413                345,457
Fannie Mae                                           15,109                776,603
Freddie Mac                                          10,787                658,007
                                                                  -----------------
                                                                         1,780,067
                                                                  -----------------
Financial Guarantee Insurance (0.19%)
AMBAC Financial Group Inc                             1,647                131,101
MBIA Inc                                              2,092                125,792
MGIC Investment Corp                                  1,366                 91,017
                                                                  -----------------
                                                                           347,910
                                                                  -----------------
Food - Confectionery (0.17%)
Hershey Co/The (a)                                    2,798                146,140
WM Wrigley Jr Co                                      2,770                177,280
                                                                  -----------------
                                                                           323,420
                                                                  -----------------
Food - Meat Products (0.03%)
Tyson Foods Inc                                       3,933                 54,039
                                                                  -----------------

Food - Miscellaneous/Diversified (0.64%)
Campbell Soup Co                                      2,877                 93,215
ConAgra Foods Inc                                     8,106                173,955
General Mills Inc                                     5,560                281,781
HJ Heinz Co                                           5,230                198,321
Kellogg Co                                            3,924                172,813
McCormick & Co Inc                                    2,070                 70,090
Sara Lee Corp                                        11,866                212,164
                                                                  -----------------
                                                                         1,202,339
                                                                  -----------------
Food - Retail (0.37%)
Albertson's Inc                                       5,757                147,782
Kroger Co/The                                        11,325                230,577
Safeway Inc                                           7,020                176,343
Whole Foods Market Inc                                2,169                144,108
                                                                  -----------------
                                                                           698,810
                                                                  -----------------
Food - Wholesale & Distribution (0.20%)
Supervalu Inc                                         2,126                 65,523
Sysco Corp                                            9,668                309,860
                                                                  -----------------
                                                                           375,383
                                                                  -----------------
Forestry (0.20%)
Plum Creek Timber Co Inc                              2,877                106,247
Weyerhaeuser Co (a)                                   3,797                275,017
                                                                  -----------------
                                                                           381,264
                                                                  -----------------
Gas - Distribution (0.23%)
KeySpan Corp                                          2,725                111,371
Nicor Inc                                               690                 27,296
NiSource Inc                                          4,256                 86,056
Peoples Energy Corp (a)                                 599                 21,348
Sempra Energy                                         4,034                187,420
                                                                  -----------------
                                                                           433,491
                                                                  -----------------

Gold Mining (0.19%)
Newmont Mining Corp                                   6,975                361,933
                                                                  -----------------

Health Care Cost Containment (0.13%)
McKesson Corp                                         4,779                249,129
                                                                  -----------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                                 4,285                107,939
                                                                  -----------------

Hotels & Motels (0.28%)
Hilton Hotels Corp                                    5,145                130,992
Marriott International Inc                            2,532                173,695
Starwood Hotels & Resorts Worldwide Inc               3,369                228,182
                                                                  -----------------
                                                                           532,869
                                                                  -----------------
Human Resources (0.11%)
Monster Worldwide Inc (b)                             1,974                 98,424
Robert Half International Inc                         2,677                103,359
                                                                  -----------------
                                                                           201,783
                                                                  -----------------
Identification Systems - Development
(0.02%)
Symbol Technologies Inc                               3,949                 41,780
                                                                  -----------------

Independent Power Producer (0.01%)
Dynegy Inc (b)                                        4,703                 22,574
                                                                  -----------------

Industrial Automation & Robots (0.11%)
Rockwell Automation Inc                               2,767                198,975
                                                                  -----------------

Industrial Gases (0.27%)
Air Products & Chemicals Inc                          3,475                233,485
Praxair Inc                                           5,039                277,901
                                                                  -----------------
                                                                           511,386
                                                                  -----------------
Instruments - Controls (0.05%)
Thermo Electron Corp (b)                              2,532                 93,912
                                                                  -----------------

Instruments - Scientific (0.17%)
Applera Corp - Applied Biosystems Group               2,861                 77,647
Fisher Scientific International Inc                   1,926                131,064
(a)(b)
PerkinElmer Inc                                       2,042                 47,926
Waters Corp (b)                                       1,632                 70,421
                                                                  -----------------
                                                                           327,058
                                                                  -----------------
Insurance Brokers (0.24%)
AON Corp                                              5,026                208,629
Marsh & McLennan Cos Inc                              8,539                250,705
                                                                  -----------------
                                                                           459,334
                                                                  -----------------
Internet Security (0.19%)
Symantec Corp (b)                                    16,287                274,110
VeriSign Inc (a)(b)                                   3,818                 91,594
                                                                  -----------------
                                                                           365,704
                                                                  -----------------
Investment Management & Advisory
Services (0.37%)
Ameriprise Financial Inc                              3,913                176,320
Federated Investors Inc                               1,315                 51,351
Franklin Resources Inc                                2,382                224,479
Janus Capital Group Inc                               3,353                 77,689
T Rowe Price Group Inc                                2,061                161,191
                                                                  -----------------
                                                                           691,030
                                                                  -----------------

Leisure & Recreation Products (0.03%)
Brunswick Corp                                        1,483                 57,629
                                                                  -----------------

Life & Health Insurance (0.87%)
Aflac Inc                                             7,777                350,976
Cigna Corp                                            1,890                246,872
Jefferson-Pilot Corp                                  2,106                117,809
Lincoln National Corp                                 2,704                147,611
Prudential Financial Inc                              7,727                585,784
Torchmark Corp                                        1,617                 92,331
UnumProvident Corp (a)                                4,662                 95,478
                                                                  -----------------
                                                                         1,636,861
                                                                  -----------------
Linen Supply & Related Items (0.05%)
Cintas Corp                                           2,151                 91,676
                                                                  -----------------

Machinery - Construction & Mining (0.40%)
Caterpillar Inc                                      10,473                752,066
                                                                  -----------------

Machinery - Farm (0.16%)
Deere & Co                                            3,698                292,327
                                                                  -----------------

Medical - Biomedical/Gene (1.13%)
Amgen Inc (b)                                        18,243              1,327,178
Biogen Idec Inc (b)                                   5,372                253,021
Chiron Corp (b)                                       1,707                 78,198
Genzyme Corp (b)                                      4,055                272,577
Medimmune Inc (b)                                     3,988                145,881
Millipore Corp (b)                                      813                 59,398
                                                                  -----------------
                                                                         2,136,253
                                                                  -----------------
Medical - Drugs (4.67%)
Abbott Laboratories                                  24,019              1,020,087
Allergan Inc                                          2,367                256,819
Bristol-Myers Squibb Co                              30,582                752,623
Eli Lilly & Co                                       17,640                975,492
Forest Laboratories Inc (b)                           5,087                227,033
King Pharmaceuticals Inc (b)                          3,779                 65,188
Merck & Co Inc                                       34,141              1,202,787
Pfizer Inc                                          114,861              2,862,336
Schering-Plough Corp                                 23,095                438,574
Wyeth                                                20,982              1,018,047
                                                                  -----------------
                                                                         8,818,986
                                                                  -----------------
Medical - Generic Drugs (0.12%)
Barr Pharmaceuticals Inc (b)                          1,651                103,980
Mylan Laboratories Inc                                3,412                 79,841
Watson Pharmaceuticals Inc (b)                        1,586                 45,581
                                                                  -----------------
                                                                           229,402
                                                                  -----------------
Medical - HMO (1.42%)
Aetna Inc                                             8,853                435,036
Coventry Health Care Inc (b)                          2,503                135,112
Humana Inc (b)                                        2,552                134,363
UnitedHealth Group Inc                               21,172              1,182,668
WellPoint Inc (b)                                    10,303                797,761
                                                                  -----------------
                                                                         2,684,940
                                                                  -----------------
Medical - Hospitals (0.23%)
HCA Inc (a)                                           6,368                291,591
Health Management Associates Inc                      3,757                 81,038

Tenet Healthcare Corp (b)                             7,342                 54,184
                                                                  -----------------
                                                                           426,813
                                                                  -----------------
Medical - Nursing Homes (0.03%)
Manor Care Inc (a)                                    1,234                 54,728
                                                                  -----------------

Medical - Wholesale Drug Distribution
(0.34%)
AmerisourceBergen Corp                                3,263                157,505
Cardinal Health Inc                                   6,587                490,863
                                                                  -----------------
                                                                           648,368
                                                                  -----------------
Medical Information Systems (0.04%)
IMS Health Inc                                        3,110                 80,145
                                                                  -----------------

Medical Instruments (0.96%)
Boston Scientific Corp (a)(b)                         9,234                212,844
Guidant Corp                                          5,290                412,937
Medtronic Inc                                        18,842                956,232
St Jude Medical Inc (b)                               5,722                234,602
                                                                  -----------------
                                                                         1,816,615
                                                                  -----------------
Medical Laboratory & Testing Service
(0.13%)
Laboratory Corp of America Holdings                   1,956                114,387
(a)(b)
Quest Diagnostics Inc                                 2,540                130,302
                                                                  -----------------
                                                                           244,689
                                                                  -----------------
Medical Products (2.11%)
Baxter International Inc                             10,123                392,874
Becton Dickinson & Co                                 3,861                237,760
Biomet Inc                                            3,864                137,249
Johnson & Johnson                                    46,458              2,751,243
Stryker Corp                                          4,561                202,235
Zimmer Holdings Inc (b)                               3,868                261,477
                                                                  -----------------
                                                                         3,982,838
                                                                  -----------------
Metal - Aluminum (0.22%)
Alcoa Inc                                            13,610                415,922
                                                                  -----------------

Metal - Copper (0.14%)
Phelps Dodge Corp (a)                                 3,177                255,844
                                                                  -----------------

Metal - Diversified (0.09%)
Freeport-McMoRan Copper & Gold Inc                    2,873                171,719
                                                                  -----------------

Motorcycle/Motor Scooter (0.12%)
Harley-Davidson Inc                                   4,254                220,698
                                                                  -----------------

Multi-line Insurance (2.71%)
ACE Ltd                                               5,032                261,714
Allstate Corp/The                                    10,068                524,643
American International Group Inc                     40,519              2,677,901
Cincinnati Financial Corp                             2,718                114,346
Genworth Financial Inc                                5,882                196,635
Hartford Financial Services Group Inc                 4,722                380,357
Loews Corp                                            2,118                214,342
Metlife Inc                                          11,832                572,314
XL Capital Ltd                                        2,723                174,572
                                                                  -----------------
                                                                         5,116,824
                                                                  -----------------
Multimedia (1.87%)
EW Scripps Co                                         1,328                 59,375
McGraw-Hill Cos Inc/The                               5,732                330,278

Meredith Corp                                           654                 36,487
News Corp                                            37,473                622,426
Time Warner Inc                                      70,330              1,180,841
Viacom Inc (b)                                       12,063                468,044
Walt Disney Co                                       30,063                838,457
                                                                  -----------------
                                                                         3,535,908
                                                                  -----------------
Networking Products (1.10%)
Cisco Systems Inc (b)                                96,013              2,080,602
                                                                  -----------------

Non-hazardous Waste Disposal (0.18%)
Allied Waste Industries Inc (a)(b)                    3,423                 41,897
Waste Management Inc                                  8,622                304,357
                                                                  -----------------
                                                                           346,254
                                                                  -----------------
Office Automation & Equipment (0.20%)
Pitney Bowes Inc                                      3,543                152,101
Xerox Corp (a)(b)                                    14,538                220,978
                                                                  -----------------
                                                                           373,079
                                                                  -----------------
Office Supplies & Forms (0.05%)
Avery Dennison Corp                                   1,724                100,820
                                                                  -----------------

Oil - Field Services (1.35%)
Baker Hughes Inc                                      5,343                365,461
BJ Services Co                                        5,060                175,076
Halliburton Co (a)                                    8,059                588,468
Schlumberger Ltd                                      9,224              1,167,482
Weatherford International Ltd (b)                     5,445                249,109
                                                                  -----------------
                                                                         2,545,596
                                                                  -----------------
Oil & Gas Drilling (0.44%)
Nabors Industries Ltd (b)                             2,467                176,588
Noble Corp                                            2,141                173,635
Rowan Cos Inc                                         1,706                 74,996
Transocean Inc (b)                                    5,088                408,566
                                                                  -----------------
                                                                           833,785
                                                                  -----------------
Oil Company - Exploration & Production
(1.41%)
Anadarko Petroleum Corp                               3,597                363,333
Apache Corp                                           5,156                337,769
Burlington Resources Inc                              5,868                539,328
Chesapeake Energy Corp                                5,832                183,183
Devon Energy Corp                                     6,898                421,951
EOG Resources Inc                                     3,786                272,592
Kerr-McGee Corp                                       1,811                172,914
Murphy Oil Corp                                       2,578                128,436
XTO Energy Inc                                        5,670                247,042
                                                                  -----------------
                                                                         2,666,548
                                                                  -----------------
Oil Company - Integrated (5.51%)
Amerada Hess Corp                                     1,249                177,858
Chevron Corp                                         34,751              2,014,515
ConocoPhillips (a)                                   21,519              1,358,925
Exxon Mobil Corp                                     95,323              5,801,358
Marathon Oil Corp                                     5,726                436,149
Occidental Petroleum Corp                             6,724                622,979
                                                                  -----------------
                                                                        10,411,784
                                                                  -----------------
Oil Field Machinery & Equipment (0.09%)
National Oilwell Varco Inc (b)                        2,727                174,855
                                                                  -----------------

Oil Refining & Marketing (0.39%)
Sunoco Inc                                            2,079                161,268
Valero Energy Corp                                    9,707                580,285
                                                                  -----------------
                                                                           741,553
                                                                  -----------------
Optical Supplies (0.03%)
Bausch & Lomb Inc (a)                                   839                 53,444
                                                                  -----------------

Paper & Related Products (0.25%)
International Paper Co                                7,690                265,844
Louisiana-Pacific Corp                                1,655                 45,016
MeadWestvaco Corp                                     2,833                 77,369
Temple-Inland Inc                                     1,731                 77,116
                                                                  -----------------
                                                                           465,345
                                                                  -----------------
Pharmacy Services (0.43%)
Caremark Rx Inc                                       7,003                344,408
Express Scripts Inc (b)                               2,285                200,851
Medco Health Solutions Inc (b)                        4,752                271,909
                                                                  -----------------
                                                                           817,168
                                                                  -----------------
Photo Equipment & Supplies (0.07%)
Eastman Kodak Co (a)                                  4,484                127,525
                                                                  -----------------

Pipelines (0.25%)
El Paso Corp (a)                                     10,291                124,006
Kinder Morgan Inc (a)                                 1,643                151,140
Williams Cos Inc (a)                                  9,283                198,563
                                                                  -----------------
                                                                           473,709
                                                                  -----------------
Power Converter & Supply Equipment
(0.03%)
American Power Conversion Corp                        2,683                 62,004
                                                                  -----------------

Printing - Commercial (0.06%)
RR Donnelley & Sons Co                                3,371                110,299
                                                                  -----------------

Property & Casualty Insurance (0.62%)
Chubb Corp                                            3,121                297,868
Progressive Corp/The                                  3,071                320,182
Safeco Corp                                           1,924                 96,604
St Paul Travelers Cos Inc/The                        10,864                454,007
                                                                  -----------------
                                                                         1,168,661
                                                                  -----------------
Publicly Traded Investment Fund (2.23%)
iShares S&P 500 Index Fund/US (a)                    32,460              4,216,554
                                                                  -----------------

Publishing - Newspapers (0.26%)
Dow Jones & Co Inc (a)                                  922                 36,234
Gannett Co Inc                                        3,716                222,663
Knight Ridder Inc                                     1,046                 66,118
New York Times Co (a)                                 2,267                 57,378
Tribune Co (a)                                        4,087                112,106
                                                                  -----------------
                                                                           494,499
                                                                  -----------------
Quarrying (0.07%)
Vulcan Materials Co                                   1,567                135,781
                                                                  -----------------

Regional Banks (4.82%)
Bank of America Corp                                 72,507              3,301,969
Comerica Inc                                          2,541                147,302
Fifth Third Bancorp                                   8,674                341,409
Huntington Bancshares Inc/OH                          3,883                 93,697
Keycorp                                               6,325                232,760
National City Corp                                    8,545                298,220

PNC Financial Services Group Inc                      4,562                307,068
SunTrust Banks Inc                                    5,788                421,135
US Bancorp                                           28,113                857,447
Wachovia Corp                                        25,329              1,419,690
Wells Fargo & Co                                     26,161              1,670,903
                                                                  -----------------
                                                                         9,091,600
                                                                  -----------------
REITS - Apartments (0.24%)
Apartment Investment & Management Co                  1,507                 70,678
Archstone-Smith Trust                                 3,330                162,404
Equity Residential                                    4,534                212,146
                                                                  -----------------
                                                                           445,228
                                                                  -----------------
REITS - Diversified (0.09%)
Vornado Realty Trust                                  1,852                177,792
                                                                  -----------------

REITS - Office Property (0.11%)
Equity Office Properties Trust                        6,341                212,931
                                                                  -----------------

REITS - Regional Malls (0.13%)
Simon Property Group Inc                              2,856                240,304
                                                                  -----------------

REITS - Storage (0.06%)
Public Storage Inc                                    1,291                104,868
                                                                  -----------------

REITS - Warehouse & Industrial (0.11%)
Prologis                                              3,801                203,354
                                                                  -----------------

Retail - Apparel & Shoe (0.23%)
Gap Inc/The                                           8,960                167,373
Ltd Brands                                            5,436                132,965
Nordstrom Inc                                         3,413                133,721
                                                                  -----------------
                                                                           434,059
                                                                  -----------------
Retail - Auto Parts (0.05%)
Autozone Inc (b)                                        862                 85,933
                                                                  -----------------

Retail - Automobile (0.03%)
Autonation Inc (b)                                    2,828                 60,943
                                                                  -----------------

Retail - Bedding (0.09%)
Bed Bath & Beyond Inc (b)                             4,378                168,115
                                                                  -----------------

Retail - Building Products (1.16%)
Home Depot Inc                                       33,161              1,402,710
Lowe's Cos Inc                                       12,206                786,555
                                                                  -----------------
                                                                         2,189,265
                                                                  -----------------
Retail - Consumer Electronics (0.24%)
Best Buy Co Inc                                       6,348                355,044
Circuit City Stores Inc                               2,377                 58,189
RadioShack Corp (a)                                   2,102                 40,421
                                                                  -----------------
                                                                           453,654
                                                                  -----------------
Retail - Discount (1.75%)
Big Lots Inc (a)(b)                                   1,779                 24,835
Costco Wholesale Corp (a)                             7,386                400,026
Dollar General Corp                                   4,943                 87,343
Family Dollar Stores Inc                              2,424                 64,478
Target Corp                                          13,724                713,785
TJX Cos Inc                                           7,192                178,506

Wal-Mart Stores Inc                                  38,996              1,842,171
                                                                  -----------------
                                                                         3,311,144
                                                                  -----------------
Retail - Drug Store (0.56%)
CVS Corp                                             12,760                381,141
Walgreen Co                                          15,799                681,411
                                                                  -----------------
                                                                         1,062,552
                                                                  -----------------
Retail - Jewelry (0.04%)
Tiffany & Co                                          2,220                 83,339
                                                                  -----------------

Retail - Major Department Store (0.23%)
JC Penney Co Inc                                      3,625                218,986
Sears Holdings Corp (a)(b)                            1,558                206,030
                                                                  -----------------
                                                                           425,016
                                                                  -----------------
Retail - Office Supplies (0.26%)
Office Depot Inc (b)                                  4,616                171,900
OfficeMax Inc                                         1,106                 33,368
Staples Inc                                          11,375                290,290
                                                                  -----------------
                                                                           495,558
                                                                  -----------------
Retail - Regional Department Store
(0.33%)
Dillard's Inc                                           962                 25,050
Federated Department Stores Inc                       4,249                310,177
Kohl's Corp (b)                                       5,382                285,300
                                                                  -----------------
                                                                           620,527
                                                                  -----------------
Retail - Restaurants (0.81%)
Darden Restaurants Inc                                2,053                 84,235
McDonald's Corp                                      19,617                674,040
Starbucks Corp (b)                                   11,916                448,518
Wendy's International Inc                             1,785                110,777
Yum! Brands Inc                                       4,306                210,391
                                                                  -----------------
                                                                         1,527,961
                                                                  -----------------
Rubber - Tires (0.03%)
Cooper Tire & Rubber Co (a)                             957                 13,724
Goodyear Tire & Rubber Co/The (a)(b)                  2,763                 40,008
                                                                  -----------------
                                                                            53,732
                                                                  -----------------
Savings & Loans - Thrifts (0.56%)
Golden West Financial Corp (a)                        3,997                271,397
Sovereign Bancorp Inc                                 5,575                122,148
Washington Mutual Inc (a)                            15,479                659,715
                                                                  -----------------
                                                                         1,053,260
                                                                  -----------------
Schools (0.06%)
Apollo Group Inc (a)(b)                               2,195                115,259
                                                                  -----------------

Semiconductor Component - Integrated
Circuits (0.30%)
Analog Devices Inc                                    5,716                218,865
Linear Technology Corp                                4,772                167,402
Maxim Integrated Products Inc                         5,005                185,936
                                                                  -----------------
                                                                           572,203
                                                                  -----------------
Semiconductor Equipment (0.36%)
Applied Materials Inc                                24,767                433,670
Kla-Tencor Corp                                       3,115                150,641
Novellus Systems Inc (b)                              2,082                 49,968
Teradyne Inc (b)                                      3,092                 47,957
                                                                  -----------------
                                                                           682,236
                                                                  -----------------
Steel - Producers (0.19%)
Nucor Corp                                            2,426                254,221

United States Steel Corp                              1,699                103,095
                                                                  -----------------
                                                                           357,316
                                                                  -----------------
Steel - Specialty (0.04%)
Allegheny Technologies Inc                            1,350                 82,593
                                                                  -----------------

Telecommunication Equipment (0.29%)
ADC Telecommunications Inc (a)(b)                     1,828                 46,779
Andrew Corp (b)                                       2,487                 30,540
Avaya Inc (b)                                         6,510                 73,563
Comverse Technology Inc (a)(b)                        3,153                 74,190
Lucent Technologies Inc (b)                          69,766                212,786
Tellabs Inc (b)                                       7,031                111,793
                                                                  -----------------
                                                                           549,651
                                                                  -----------------
Telecommunication Equipment - Fiber
Optics (0.43%)
Ciena Corp (b)                                        9,091                 47,364
Corning Inc (b)                                      24,134                649,446
JDS Uniphase Corp (b)                                26,167                109,116
                                                                  -----------------
                                                                           805,926
                                                                  -----------------
Telephone - Integrated (3.21%)
Alltel Corp                                           6,057                392,191
AT&T Inc (a)                                         60,565              1,637,678
BellSouth Corp                                       28,065                972,452
CenturyTel Inc                                        2,045                 80,000
Citizens Communications Co                            5,127                 68,035
Qwest Communications International Inc               24,216                164,669
(a)(b)
Sprint Nextel Corp                                   46,321              1,196,935
Verizon Communications Inc                           45,689              1,556,167
                                                                  -----------------
                                                                         6,068,127
                                                                  -----------------
Television (0.22%)
CBS Corp                                             12,062                289,247
Univision Communications Inc (b)                      3,490                120,300
                                                                  -----------------
                                                                           409,547
                                                                  -----------------
Therapeutics (0.24%)
Gilead Sciences Inc (b)                               7,216                448,980
                                                                  -----------------

Tobacco (1.35%)
Altria Group Inc                                     32,578              2,308,477
Reynolds American Inc (a)                             1,335                140,842
UST Inc                                               2,553                106,205
                                                                  -----------------
                                                                         2,555,524
                                                                  -----------------
Tools - Hand Held (0.11%)
Black & Decker Corp                                   1,208                104,963
Snap-On Inc                                             910                 34,689
Stanley Works/The                                     1,131                 57,297
                                                                  -----------------
                                                                           196,949
                                                                  -----------------
Toys (0.09%)
Hasbro Inc                                            2,778                 58,616
Mattel Inc                                            6,068                110,013
                                                                  -----------------
                                                                           168,629
                                                                  -----------------
Transport - Rail (0.75%)
Burlington Northern Santa Fe Corp                     5,822                485,147
CSX Corp                                              3,425                204,815
Norfolk Southern Corp                                 6,435                347,940
Union Pacific Corp                                    4,136                386,096
                                                                  -----------------
                                                                         1,423,998
                                                                  -----------------

Transport - Services (1.02%)
FedEx Corp                                            4,744                535,787
Ryder System Inc                                        950                 42,541
United Parcel Service Inc (a)                        17,049              1,353,350
                                                                  -----------------
                                                                         1,931,678
                                                                  -----------------
Travel Services (0.03%)
Sabre Holdings Corp                                   2,058                 48,425
                                                                  -----------------

Web Portals (0.34%)
Yahoo! Inc (a)(b)                                    19,699                635,490
                                                                  -----------------

Wireless Equipment (1.17%)
Motorola Inc                                         39,020                893,948
Qualcomm Inc                                         25,855              1,308,522
                                                                  -----------------
                                                                         2,202,470
                                                                  -----------------
TOTAL COMMON STOCKS                                              $     186,022,056
                                                                  -----------------
                                                    Principal
                                                      Amount                Value
                                              -----------------------------------------
SHORT TERM INVESTMENTS (1.29%)
Commercial Paper (1.29%)
Investment in Joint Trading  ; HSBC Funding
   4.84%, 4/ 3/2006                               2,432,367              2,432,367
                                                                  -----------------
TOTAL SHORT TERM INVESTMENTS                                     $       2,432,367
                                                                  -----------------
MONEY MARKET FUNDS (10.75%)
BNY Institutional Cash Reserve Fund (d)          20,296,000             20,296,000
                                                                  -----------------
TOTAL MONEY MARKET FUNDS                                         $      20,296,000
                                                                  -----------------
Total Investments                                                $     208,750,423
Liabilities in Excess of Other Assets,                                (19,931,891)
Net - (10.56)%
                                                                  -----------------
TOTAL NET ASSETS - 100.00%                                       $     188,818,532
                                                                  =================
                                                                  -----------------

                                                                  =================

(a)      Security or a portion of the security was on loan at the end of the period.
(b)      Non-Income Producing Security
(c)      Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $1,408,590 or 0.75% of net assets.

(d)      Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $       38,836,341
Unrealized Depreciation                                (21,769,270)
                                                  ------------------
Net Unrealized Appreciation (Depreciation)               17,067,071
Cost for federal income tax purposes                    191,683,352


                          SCHEDULE OF FUTURES CONTRACTS

                                                  Current        Unrealized
                      Number of    Original        Market       Appreciation/
Type                  Contracts      Value          Value      (Depreciation)
-----------------------------------------------------------------------------
Buy:
S & P 500; June 2006      2           $651,850       $651,650   $(200)

Portfolio Summary (unaudited)
--------------------------------------------------------------
Sector                                                Percent
--------------------------------------------------------------
Financial                                              32.14%
Consumer,                                              20.24%
Non-cyclical
Industrial                                             11.27%
Technology                                             10.62%
Communications                                         10.29%
Energy                                                  9.45%
Consumer, Cyclical                                      8.32%
Utilities                                               3.06%
Basic Materials                                         2.94%
Funds                                                   2.23%
Liabilities in                                      (-10.56%)
Excess of Other
Assets, Net
                                        ----------------------
TOTAL NET ASSETS                                      100.00%
                                        ======================

Other Assets Summary (unaudited)
--------------------------------------------------------
Asset Type                                      Percent
--------------------------------------------------------
Futures                                           0.35%


Schedule of Investments
March 31, 2006 (unaudited)
LargeCap Value
                                                  Shares
                                                   Held                  Value
                                              ---------------------------------------------
COMMON STOCKS (96.27%)
Advertising Agencies (0.37%)
Interpublic Group of Cos Inc (a)(b)             54,400      $           520,064
                                                             -------------------

Aerospace & Defense (1.66%)
Boeing Co                                        8,200                  639,026
Lockheed Martin Corp                             7,400                  555,962
Northrop Grumman Corp (a)                       16,900                1,154,101
                                                             -------------------
                                                                      2,349,089
                                                             -------------------
Aerospace & Defense Equipment (0.39%)
Goodrich Corp                                   12,700                  553,847
                                                             -------------------

Agricultural Operations (0.18%)
Bunge Ltd (a)                                    4,500                  250,695
                                                             -------------------

Apparel Manufacturers (0.63%)
Jones Apparel Group Inc                         13,700                  484,569
VF Corp                                          7,050                  401,145
                                                             -------------------
                                                                        885,714
                                                             -------------------
Applications Software (0.47%)
Microsoft Corp                                  24,400                  663,924
                                                             -------------------

Auto - Car & Light Trucks (0.45%)
Toyota Motor Corp ADR                            5,900                  642,510
                                                             -------------------

Auto/Truck Parts & Equipment - Original
(0.84%)
American Axle & Manufacturing Holdings           4,100                   70,233
(a)
Autoliv Inc                                      9,500                  537,510
BorgWarner Inc                                   4,800                  288,192
Lear Corp (a)                                    1,500                   26,595
Magna International Inc                          3,500                  264,915
                                                             -------------------
                                                                      1,187,445
                                                             -------------------
Beverages - Non-alcoholic (1.29%)
Coca-Cola Co/The                                30,000                1,256,100
PepsiCo Inc                                      9,800                  566,342
                                                             -------------------
                                                                      1,822,442
                                                             -------------------
Brewery (0.19%)
Molson Coors Brewing Co                          3,900                  267,618
                                                             -------------------

Broadcasting Services & Programming
(0.14%)
Liberty Media Corp (b)                          23,700                  194,577
                                                             -------------------

Building Products - Cement & Aggregate
(0.28%)
Martin Marietta Materials Inc                    3,700                  396,011
                                                             -------------------

Cable TV (0.66%)
Comcast Corp (a)(b)                             35,541                  929,753
                                                             -------------------

Chemicals - Diversified (0.78%)
EI Du Pont de Nemours & Co                       4,900                  206,829

PPG Industries Inc                              14,200                  899,570
                                                             -------------------
                                                                      1,106,399
                                                             -------------------
Chemicals - Specialty (0.38%)
Eastman Chemical Co                              2,300                  117,714
Lubrizol Corp                                    9,700                  415,645
                                                             -------------------
                                                                        533,359
                                                             -------------------
Commercial Banks (0.89%)
BB&T Corp                                        6,200                  243,040
Regions Financial Corp                          29,000                1,019,930
                                                             -------------------
                                                                      1,262,970
                                                             -------------------
Computer Services (0.62%)
Electronic Data Systems Corp (a)                32,900                  882,707
                                                             -------------------

Computers (2.08%)
Hewlett-Packard Co                              79,782                2,624,828
International Business Machines Corp             3,900                  321,633
                                                             -------------------
                                                                      2,946,461
                                                             -------------------
Consumer Products - Miscellaneous (1.14%)
Clorox Co                                       11,700                  700,245
Kimberly-Clark Corp                             15,700                  907,460
                                                             -------------------
                                                                      1,607,705
                                                             -------------------
Containers - Metal & Glass (0.30%)
Crown Holdings Inc (b)                           3,775                   66,968
Owens-Illinois Inc (b)                          20,200                  350,874
                                                             -------------------
                                                                        417,842
                                                             -------------------
Cosmetics & Toiletries (0.74%)
Colgate-Palmolive Co                             7,400                  422,540
Procter & Gamble Co                             10,900                  628,058
                                                             -------------------
                                                                      1,050,598
                                                             -------------------
Distribution & Wholesale (0.19%)
Tech Data Corp (b)                               7,250                  267,598
                                                             -------------------

Diversified Manufacturing Operations
(3.31%)
Cooper Industries Ltd                            2,025                  175,972
Crane Co                                         7,000                  287,070
Eaton Corp                                       5,850                  426,875
General Electric Co                             65,500                2,278,090
Ingersoll-Rand Co Ltd                            8,200                  342,678
SPX Corp                                        11,500                  614,330
Textron Inc                                      5,900                  551,001
                                                             -------------------
                                                                      4,676,016
                                                             -------------------
Electric - Integrated (3.33%)
American Electric Power Co Inc                  15,750                  535,815
Constellation Energy Group Inc                   2,100                  114,891
Dominion Resources Inc/VA                       16,100                1,111,383
Entergy Corp                                    12,050                  830,727
Exelon Corp                                      2,100                  111,090
FirstEnergy Corp                                14,400                  704,160
Northeast Utilities                             19,300                  376,929
Pinnacle West Capital Corp                      16,000                  625,600
Puget Energy Inc                                 1,300                   27,534
Wisconsin Energy Corp                            1,040                   41,590
Xcel Energy Inc                                 12,200                  221,430
                                                             -------------------
                                                                      4,701,149
                                                             -------------------
Electronic Components - Miscellaneous
(0.90%)
Celestica Inc (b)                               26,500                  303,425

Flextronics International Ltd (b)               40,000                  414,000
Sanmina-SCI Corp (b)                            67,100                  275,110
Solectron Corp (b)                              71,800                  287,200
                                                             -------------------
                                                                      1,279,735
                                                             -------------------
Electronic Components - Semiconductors
(0.69%)
Agere Systems Inc (b)                           24,770                  372,541
Intel Corp                                      31,200                  603,720
                                                             -------------------
                                                                        976,261
                                                             -------------------
Electronic Parts Distribution (0.20%)
Arrow Electronics Inc (b)                        9,000                  290,430
                                                             -------------------

Fiduciary Banks (0.56%)
Mellon Financial Corp                           22,400                  797,440
                                                             -------------------

Finance - Investment Banker & Broker
(9.55%)
Citigroup Inc                                  128,075                6,048,982
Goldman Sachs Group Inc                          5,100                  800,496
JPMorgan Chase & Co                             75,690                3,151,732
Lehman Brothers Holdings Inc                     4,600                  664,838
Merrill Lynch & Co Inc                          28,600                2,252,536
Morgan Stanley                                   9,200                  577,944
                                                             -------------------
                                                                     13,496,528
                                                             -------------------
Finance - Mortgage Loan/Banker (2.33%)
Fannie Mae                                      33,825                1,738,605
Freddie Mac                                     25,500                1,555,500
                                                             -------------------
                                                                      3,294,105
                                                             -------------------
Financial Guarantee Insurance (0.52%)
MBIA Inc                                         7,200                  432,936
MGIC Investment Corp                             4,500                  299,835
                                                             -------------------
                                                                        732,771
                                                             -------------------
Food - Canned (0.11%)
Del Monte Foods Co                              13,100                  155,366
                                                             -------------------

Food - Miscellaneous/Diversified (2.09%)
ConAgra Foods Inc                               33,800                  725,348
General Mills Inc                               15,600                  790,608
Kellogg Co                                      11,300                  497,652
Kraft Foods Inc (a)                              9,100                  275,821
Sara Lee Corp                                   25,000                  447,000
Unilever NV                                      3,100                  214,582
                                                             -------------------
                                                                      2,951,011
                                                             -------------------
Food - Retail (0.98%)
Kroger Co/The                                   37,500                  763,500
Safeway Inc                                     24,675                  619,836
                                                             -------------------
                                                                      1,383,336
                                                             -------------------
Food - Wholesale & Distribution (0.21%)
Supervalu Inc                                    9,700                  298,954
                                                             -------------------

Home Decoration Products (0.22%)
Newell Rubbermaid Inc                           12,100                  304,799
                                                             -------------------

Investment Management & Advisory
Services (0.20%)
Waddell & Reed Financial Inc                    12,200                  281,820
                                                             -------------------

Life & Health Insurance (1.23%)
Prudential Financial Inc                         8,300                  629,223

Torchmark Corp                                  10,200                  582,420
UnumProvident Corp (a)                          26,000                  532,480
                                                             -------------------
                                                                      1,744,123
                                                             -------------------
Medical - Drugs (5.47%)
Bristol-Myers Squibb Co                         14,250                  350,693
Eli Lilly & Co                                  12,700                  702,310
Merck & Co Inc                                  50,575                1,781,757
Pfizer Inc                                     186,300                4,642,596
Wyeth                                            5,300                  257,156
                                                             -------------------
                                                                      7,734,512
                                                             -------------------
Medical - Hospitals (0.20%)
HCA Inc (a)                                      4,000                  183,160
Tenet Healthcare Corp (b)                       13,200                   97,416
                                                             -------------------
                                                                        280,576
                                                             -------------------
Medical - Wholesale Drug Distribution
(0.31%)
AmerisourceBergen Corp                           9,000                  434,430
                                                             -------------------

Multi-line Insurance (5.48%)
ACE Ltd                                          5,000                  260,050
Allstate Corp/The                                9,900                  515,889
American International Group Inc                45,700                3,020,313
Genworth Financial Inc                          23,200                  775,576
Hartford Financial Services Group Inc           13,700                1,103,535
Metlife Inc                                     21,450                1,037,536
Old Republic International Corp                 20,300                  442,946
XL Capital Ltd                                   9,100                  583,401
                                                             -------------------
                                                                      7,739,246
                                                             -------------------
Multimedia (2.33%)
Time Warner Inc                                122,800                2,061,812
Viacom Inc (b)                                  19,287                  748,336
Walt Disney Co                                  17,300                  482,497
                                                             -------------------
                                                                      3,292,645
                                                             -------------------
Networking Products (0.10%)
Cisco Systems Inc (b)                            6,600                  143,022
                                                             -------------------

Oil & Gas Drilling (2.67%)
Diamond Offshore Drilling Inc (a)               11,000                  984,500
ENSCO International Inc                         14,500                  746,025
GlobalSantaFe Corp                              12,300                  747,225
Noble Corp                                       8,300                  673,130
Rowan Cos Inc                                   14,100                  619,836
                                                             -------------------
                                                                      3,770,716
                                                             -------------------
Oil Company - Integrated (10.15%)
BP PLC ADR (a)                                   8,500                  585,990
Chevron Corp                                    31,350                1,817,359
ConocoPhillips (a)                              27,800                1,755,570
Exxon Mobil Corp                               125,300                7,625,758
Marathon Oil Corp                               14,900                1,134,933
Occidental Petroleum Corp                        9,500                  880,175
Total SA ADR                                     4,100                  540,093
                                                             -------------------
                                                                     14,339,878
                                                             -------------------
Paper & Related Products (0.20%)
Smurfit-Stone Container Corp (b)                21,200                  287,684
                                                             -------------------


Power Converter & Supply Equipment
(0.14%)
Hubbell Inc                                      3,900                  199,914
                                                             -------------------

Property & Casualty Insurance (1.28%)
Chubb Corp                                       5,425                  517,762
St Paul Travelers Cos Inc/The                   30,813                1,287,675
                                                             -------------------
                                                                      1,805,437
                                                             -------------------
Quarrying (0.47%)
Vulcan Materials Co                              7,625                  660,706
                                                             -------------------

Regional Banks (9.75%)
Bank of America Corp                           113,736                5,179,537
Comerica Inc                                    15,500                  898,535
Huntington Bancshares Inc/OH                    35,375                  853,599
Keycorp                                          9,175                  337,640
National City Corp                              31,825                1,110,692
PNC Financial Services Group Inc                 5,500                  370,205
SunTrust Banks Inc                               9,975                  725,781
US Bancorp                                      26,200                  799,100
Wachovia Corp                                   46,950                2,631,548
Wells Fargo & Co                                13,750                  878,213
                                                             -------------------
                                                                     13,784,850
                                                             -------------------
Reinsurance (0.50%)
PartnerRe Ltd (a)                                4,700                  291,823
RenaissanceRe Holdings Ltd                       9,500                  414,390
                                                             -------------------
                                                                        706,213
                                                             -------------------
Retail - Apparel & Shoe (0.64%)
Gap Inc/The                                      9,100                  169,988
Ltd Brands                                      23,900                  584,594
Nordstrom Inc                                    3,700                  144,966
                                                             -------------------
                                                                        899,548
                                                             -------------------
Retail - Discount (0.27%)
Target Corp                                      7,300                  379,673
                                                             -------------------

Retail - Office Supplies (0.70%)
Office Depot Inc (b)                            26,775                  997,101
                                                             -------------------

Retail - Restaurants (1.05%)
McDonald's Corp                                 43,300                1,487,788
                                                             -------------------

Rubber - Tires (0.06%)
Cooper Tire & Rubber Co (a)                      5,800                   83,172
                                                             -------------------

Savings & Loans - Thrifts (0.91%)
Astoria Financial Corp                           7,650                  236,844
Washington Mutual Inc (a)                       24,475                1,043,124
                                                             -------------------
                                                                      1,279,968
                                                             -------------------
Telecommunication Equipment (0.63%)
ADC Telecommunications Inc (b)                  16,514                  422,593
Tellabs Inc (b)                                 29,200                  464,280
                                                             -------------------
                                                                        886,873
                                                             -------------------
Telecommunication Equipment - Fiber
Optics (0.37%)
Corning Inc (b)                                 19,300                  519,363
                                                             -------------------

Telephone - Integrated (5.99%)
AT&T Inc (a)                                   108,900                2,944,656

BellSouth Corp                                  34,300                1,188,495
Sprint Nextel Corp                              64,100                1,656,344
Verizon Communications Inc                      78,500                2,673,710
                                                             -------------------
                                                                      8,463,205
                                                             -------------------
Television (0.65%)
CBS Corp                                        38,387                  920,520
                                                             -------------------

Tobacco (2.16%)
Altria Group Inc                                36,000                2,550,960
UST Inc                                         12,100                  503,360
                                                             -------------------
                                                                      3,054,320
                                                             -------------------
Toys (0.26%)
Mattel Inc                                      20,300                  368,039
                                                             -------------------

Transport - Rail (1.30%)
CSX Corp                                        13,000                  777,400
Norfolk Southern Corp                           19,600                1,059,772
                                                             -------------------
                                                                      1,837,172
                                                             -------------------
Wireless Equipment (1.13%)
American Tower Corp (a)(b)                       8,000                  242,560
Crown Castle International Corp (b)             23,500                  666,225
Nokia OYJ ADR                                   33,300                  689,976
                                                             -------------------
                                                                      1,598,761
                                                             -------------------
TOTAL COMMON STOCKS                                         $       136,058,504
                                                             -------------------
                                              Principal
                                               Amount                Value
                                              ----------------------------------
MONEY MARKET FUNDS (9.26%)
BNY Institutional Cash Reserve Fund (c)     13,082,000               13,082,000
                                                             -------------------
TOTAL MONEY MARKET FUNDS                                    $        13,082,000
                                                             -------------------
Total Investments                                           $       149,140,504
Liabilities in Excess of Other Assets,                              (7,810,775)
Net - (5.53)%
                                                             -------------------
TOTAL NET ASSETS - 100.00%                                  $       141,329,729
                                                             ===================
                                                             -------------------

                                                             ===================

(a)      Security or a portion of the security was on loan at the end of the period.
(b)      Non-Income Producing Security
(c)      Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $       21,627,038
Unrealized Depreciation                                    (3,840,574)
                                                     ------------------
Net Unrealized Appreciation (Depreciation)                  17,786,464
Cost for federal income tax purposes                       131,354,040


Portfolio Summary (unaudited)
-----------------------------------------------------------------------
Sector                                                         Percent
-----------------------------------------------------------------------
Financial                                                       42.46%
Consumer,                                                       15.07%
Non-cyclical
Energy                                                          12.81%
Communications                                                  12.36%
Industrial                                                       8.49%
Consumer, Cyclical                                               5.31%
Technology                                                       3.87%
Utilities                                                        3.33%
Basic Materials                                                  1.83%
Liabilities in                                                (-5.53%)
Excess of Other
Assets, Net
                                                 ----------------------
TOTAL NET ASSETS                                               100.00%
                                                 ======================




March 31, 2006 (unaudited)
LargeCap Blend Account
                                                    Shares
                                                     Held                    Value
                                                -----------------------------------------------------
COMMON STOCKS (98.81%)
Advertising Agencies (0.20%)
Omnicom Group Inc                                             3,600      $                   299,700
                                                                          ---------------------------

Advertising Sales (0.23%)
Lamar Advertising Co (a)                                      6,700                          352,554
                                                                          ---------------------------

Aerospace & Defense (1.23%)
Boeing Co                                                     8,900                          693,577
General Dynamics Corp                                         9,600                          614,208
Rockwell Collins Inc                                          9,900                          557,865
                                                                          ---------------------------
                                                                                           1,865,650
                                                                          ---------------------------
Aerospace & Defense Equipment (0.50%)
Goodrich Corp                                                 7,300                          318,353
United Technologies Corp                                      7,700                          446,369
                                                                          ---------------------------
                                                                                             764,722
                                                                          ---------------------------
Agricultural Chemicals (0.39%)
Monsanto Co                                                   3,800                          322,050
Potash Corp of Saskatchewan                                   3,100                          273,079
                                                                          ---------------------------
                                                                                             595,129
                                                                          ---------------------------
Airlines (0.20%)
Southwest Airlines Co                                        16,900                          304,031
                                                                          ---------------------------

Applications Software (2.38%)
Intuit Inc (a)                                                5,000                          265,950
Microsoft Corp                                              123,200                        3,352,272
                                                                          ---------------------------
                                                                                           3,618,222
                                                                          ---------------------------
Athletic Footwear (0.16%)
Nike Inc                                                      2,800                          238,280
                                                                          ---------------------------

Audio & Video Products (0.06%)
Harman International Industries Inc                             800                           88,904
                                                                          ---------------------------

Auto - Car & Light Trucks (0.35%)
General Motors Corp (b)                                      24,900                          529,623
                                                                          ---------------------------

Auto/Truck Parts & Equipment - Original
(0.02%)
Johnson Controls Inc                                            300                           22,779
                                                                          ---------------------------

Beverages - Non-alcoholic (1.87%)
Coca-Cola Co/The                                             31,400                        1,314,718
Coca-Cola Enterprises Inc                                     7,500                          152,550
PepsiCo Inc                                                  23,900                        1,381,181
                                                                          ---------------------------
                                                                                           2,848,449
                                                                          ---------------------------
Brewery (0.29%)
Anheuser-Busch Cos Inc                                       10,300                          440,531
                                                                          ---------------------------

Broadcasting Services & Programming
(0.11%)
Liberty Media Corp (a)                                       19,700                          161,737
                                                                          ---------------------------


Building - Residential & Commercial
(0.41%)
DR Horton Inc                                                 5,800                          192,676
Lennar Corp                                                   5,800                          350,204
Standard-Pacific Corp (b)                                     2,400                           80,688
                                                                          ---------------------------
                                                                                             623,568
                                                                          ---------------------------
Building Products - Air & Heating (0.26%)
American Standard Cos Inc                                     9,200                          394,312
                                                                          ---------------------------

Cable TV (0.23%)
Rogers Communications Inc                                     9,000                          343,350
                                                                          ---------------------------

Casino Hotels (0.21%)
Harrah's Entertainment Inc                                    2,800                          218,288
Wynn Resorts Ltd (a)(b)                                       1,400                          107,590
                                                                          ---------------------------
                                                                                             325,878
                                                                          ---------------------------
Casino Services (0.17%)
International Game Technology                                 7,400                          260,628
                                                                          ---------------------------

Chemicals - Diversified (0.78%)
Dow Chemical Co/The                                          11,900                          483,140
EI Du Pont de Nemours & Co                                   14,000                          590,940
Nova Chemicals Corp (b)                                       4,100                          116,850
                                                                          ---------------------------
                                                                                           1,190,930
                                                                          ---------------------------
Chemicals - Specialty (0.14%)
Ecolab Inc                                                    3,600                          137,520
Minerals Technologies Inc (b)                                   400                           23,364
Sigma-Aldrich Corp                                              900                           59,211
                                                                          ---------------------------
                                                                                             220,095
                                                                          ---------------------------
Commercial Banks (0.72%)
First Horizon National Corp (b)                              11,900                          495,635
Synovus Financial Corp                                       22,000                          595,980
                                                                          ---------------------------
                                                                                           1,091,615
                                                                          ---------------------------
Commercial Services - Finance (0.16%)
Moody's Corp                                                  3,300                          235,818
                                                                          ---------------------------

Computer Services (0.07%)
Affiliated Computer Services Inc (a)                          1,700                          101,422
                                                                          ---------------------------

Computers (2.80%)
Dell Inc (a)                                                 42,500                        1,264,800
Hewlett-Packard Co                                           16,300                          536,270
International Business Machines Corp                         23,100                        1,905,057
Sun Microsystems Inc (a)                                    106,100                          544,293
                                                                          ---------------------------
                                                                                           4,250,420
                                                                          ---------------------------
Computers  -Memory Devices (0.37%)
EMC Corp/Massachusetts (a)                                   41,500                          565,645
                                                                          ---------------------------

Consulting Services (0.21%)
Accenture Ltd                                                10,800                          324,756
                                                                          ---------------------------

Consumer Products - Miscellaneous (0.28%)
Fortune Brands Inc                                            1,800                          145,134
Kimberly-Clark Corp                                           4,900                          283,220
                                                                          ---------------------------
                                                                                             428,354
                                                                          ---------------------------
Cosmetics & Toiletries (2.24%)
Avon Products Inc                                             7,400                          230,658

Colgate-Palmolive Co                                          7,500                          428,250
Procter & Gamble Co                                          47,692                        2,748,013
                                                                          ---------------------------
                                                                                           3,406,921
                                                                          ---------------------------
Cruise Lines (0.25%)
Carnival Corp (b)                                             7,900                          374,223
                                                                          ---------------------------

Data Processing & Management (0.84%)
Automatic Data Processing Inc                                10,900                          497,912
First Data Corp                                               9,800                          458,836
Fiserv Inc (a)                                                2,300                           97,865
NAVTEQ Corp (a)                                               4,500                          227,925
                                                                          ---------------------------
                                                                                           1,282,538
                                                                          ---------------------------
Dental Supplies & Equipment (0.07%)
Patterson Cos Inc (a)                                         2,900                          102,080
                                                                          ---------------------------

Dialysis Centers (0.04%)
DaVita Inc (a)                                                1,000                           60,210
                                                                          ---------------------------

Disposable Medical Products (0.15%)
CR Bard Inc                                                   3,400                          230,554
                                                                          ---------------------------

Distribution & Wholesale (0.14%)
CDW Corp                                                      3,600                          211,860
                                                                          ---------------------------

Diversified Manufacturing Operations
(6.50%)
3M Co                                                         2,000                          151,380
Danaher Corp                                                 16,700                        1,061,285
Eaton Corp                                                    1,700                          124,049
General Electric Co                                         179,000                        6,225,620
Honeywell International Inc                                  21,100                          902,447
Illinois Tool Works Inc                                       7,400                          712,694
Tyco International Ltd                                       26,200                          704,256
                                                                          ---------------------------
                                                                                           9,881,731
                                                                          ---------------------------
Diversified Minerals (0.21%)
BHP Billiton Ltd ADR                                          8,200                          326,770
                                                                          ---------------------------

Diversified Operations & Commercial
Services (0.21%)
Cendant Corp                                                 18,400                          319,240
                                                                          ---------------------------

E-Commerce - Products (0.21%)
Amazon.Com Inc (a)(b)                                         8,900                          324,939
                                                                          ---------------------------

Electric - Generation (0.17%)
AES Corp/The (a)                                             15,000                          255,900
                                                                          ---------------------------

Electric - Integrated (2.36%)
Dominion Resources Inc/VA                                     2,800                          193,284
Duke Energy Corp (b)                                         20,400                          594,660
Edison International                                          8,100                          333,558
Entergy Corp                                                  9,300                          641,142
Exelon Corp                                                  14,600                          772,340
FirstEnergy Corp                                              6,000                          293,400
Pinnacle West Capital Corp                                    6,000                          234,600
PPL Corp                                                      4,700                          138,180
Public Service Enterprise Group Inc                             400                           25,616
TECO Energy Inc                                               7,000                          112,840

TXU Corp                                                      5,700                          255,132
                                                                          ---------------------------
                                                                                           3,594,752
                                                                          ---------------------------
Electronic Components - Miscellaneous
(0.46%)
Flextronics International Ltd (a)                            20,500                          212,175
Jabil Circuit Inc                                            11,400                          488,604
                                                                          ---------------------------
                                                                                             700,779
                                                                          ---------------------------
Electronic Components - Semiconductors
(1.75%)
Intel Corp                                                  102,200                        1,977,570
Texas Instruments Inc                                        13,800                          448,086
Xilinx Inc                                                    9,400                          239,324
                                                                          ---------------------------
                                                                                           2,664,980
                                                                          ---------------------------
Electronic Measurement Instruments
(0.17%)
Tektronix Inc                                                 7,300                          260,683
                                                                          ---------------------------

Engineering - Research & Development
Services (0.05%)
Fluor Corp                                                      900                           77,220
                                                                          ---------------------------

Enterprise Software & Services (0.45%)
Oracle Corp (a)                                              50,500                          691,345
                                                                          ---------------------------

Entertainment Software (0.12%)
Electronic Arts Inc (a)(b)                                    3,400                          186,048
                                                                          ---------------------------

Fiduciary Banks (0.42%)
Investors Financial Services Corp (b)                         5,800                          271,846
State Street Corp                                             6,000                          362,580
                                                                          ---------------------------
                                                                                             634,426
                                                                          ---------------------------
Filtration & Separation Products (0.16%)
Pall Corp                                                     7,800                          243,282
                                                                          ---------------------------

Finance - Consumer Loans (0.33%)
SLM Corp                                                      9,600                          498,624
                                                                          ---------------------------

Finance - Credit Card (0.57%)
American Express Co                                          12,900                          677,895
Capital One Financial Corp                                    2,300                          185,196
                                                                          ---------------------------
                                                                                             863,091
                                                                          ---------------------------
Finance - Investment Banker & Broker
(6.92%)
Charles Schwab Corp/The                                      18,600                          320,106
Citigroup Inc                                                64,260                        3,035,000
E*Trade Financial Corp (a)                                   13,500                          364,230
Goldman Sachs Group Inc                                       8,300                        1,302,768
JPMorgan Chase & Co                                          71,588                        2,980,924
Lehman Brothers Holdings Inc                                  5,100                          737,103
Merrill Lynch & Co Inc                                       11,800                          929,368
Morgan Stanley                                               10,500                          659,610
TD Ameritrade Holding Corp                                    9,200                          192,004
                                                                          ---------------------------
                                                                                          10,521,113
                                                                          ---------------------------
Finance - Mortgage Loan/Banker (0.80%)
Countrywide Financial Corp                                   10,400                          381,680
Fannie Mae                                                    8,500                          436,900
Freddie Mac                                                   6,600                          402,600
                                                                          ---------------------------
                                                                                           1,221,180
                                                                          ---------------------------
Finance - Other Services (0.16%)
Cbot Holdings Inc (a)(b)                                        900                          107,460

Chicago Mercantile Exchange Holdings Inc                        300                          134,250
                                                                          ---------------------------
                                                                                             241,710
                                                                          ---------------------------
Food - Confectionery (0.08%)
Hershey Co/The (b)                                            2,300                          120,129
                                                                          ---------------------------

Food - Miscellaneous/Diversified (0.65%)
Campbell Soup Co                                              4,500                          145,800
General Mills Inc                                             8,700                          440,916
HJ Heinz Co                                                   1,900                           72,048
Kellogg Co                                                    6,200                          273,048
McCormick & Co Inc                                            1,500                           50,790
                                                                          ---------------------------
                                                                                             982,602
                                                                          ---------------------------
Food - Retail (0.18%)
Kroger Co/The                                                13,400                          272,824
                                                                          ---------------------------

Food - Wholesale & Distribution (0.17%)
Sysco Corp                                                    8,300                          266,015
                                                                          ---------------------------

Forestry (0.17%)
Weyerhaeuser Co (b)                                           3,500                          253,505
                                                                          ---------------------------

Gas - Distribution (0.31%)
AGL Resources Inc                                             4,900                          176,645
NiSource Inc                                                 14,700                          297,234
                                                                          ---------------------------
                                                                                             473,879
                                                                          ---------------------------
Gold Mining (0.29%)
Newmont Mining Corp                                           8,500                          441,065
                                                                          ---------------------------

Home Decoration Products (0.03%)
Newell Rubbermaid Inc                                         2,100                           52,899
                                                                          ---------------------------

Hotels & Motels (0.15%)
Marriott International Inc                                    3,300                          226,380
                                                                          ---------------------------

Human Resources (0.17%)
Monster Worldwide Inc (a)                                     3,000                          149,580
Robert Half International Inc                                 3,000                          115,830
                                                                          ---------------------------
                                                                                             265,410
                                                                          ---------------------------
Identification Systems - Development
(0.18%)
Symbol Technologies Inc                                      25,600                          270,848
                                                                          ---------------------------

Independent Power Producer (0.17%)
Dynegy Inc (a)                                               13,300                           63,840
NRG Energy Inc (a)                                            4,400                          198,968
                                                                          ---------------------------
                                                                                             262,808
                                                                          ---------------------------
Instruments - Controls (0.13%)
Thermo Electron Corp (a)                                      5,200                          192,868
                                                                          ---------------------------

Instruments - Scientific (0.07%)
Fisher Scientific International Inc                           1,500                          102,075
(a)(b)
                                                                          ---------------------------

Insurance Brokers (0.44%)
Marsh & McLennan Cos Inc                                     18,500                          543,160
Willis Group Holdings Ltd                                     3,800                          130,188
                                                                          ---------------------------
                                                                                             673,348
                                                                          ---------------------------

Internet Content - Information & News
(0.05%)
CNET Networks Inc (a)(b)                                      4,900                           69,629
                                                                          ---------------------------

Internet Security (0.53%)
McAfee Inc (a)                                               13,500                          328,455
Symantec Corp (a)                                            28,091                          472,772
                                                                          ---------------------------
                                                                                             801,227
                                                                          ---------------------------
Investment Management & Advisory
Services (0.61%)
Ameriprise Financial Inc                                      8,120                          365,887
Franklin Resources Inc                                        1,700                          160,208
Janus Capital Group Inc                                       5,700                          132,069
Legg Mason Inc                                                1,100                          137,863
Nuveen Investments Inc                                        2,800                          134,820
                                                                          ---------------------------
                                                                                             930,847
                                                                          ---------------------------
Leisure & Recreation Products (0.07%)
Brunswick Corp                                                2,900                          112,694
                                                                          ---------------------------

Life & Health Insurance (0.91%)
Aflac Inc                                                     6,500                          293,345
Jefferson-Pilot Corp                                          1,700                           95,098
Lincoln National Corp                                         4,600                          251,114
Prudential Financial Inc                                      8,800                          667,128
UnumProvident Corp (b)                                        3,500                           71,680
                                                                          ---------------------------
                                                                                           1,378,365
                                                                          ---------------------------
Linen Supply & Related Items (0.04%)
Cintas Corp                                                   1,300                           55,406
                                                                          ---------------------------

Machinery - Farm (0.37%)
Deere & Co                                                    7,100                          561,255
                                                                          ---------------------------

Medical - Biomedical/Gene (1.23%)
Amgen Inc (a)                                                15,800                        1,149,450
Biogen Idec Inc (a)                                           6,500                          306,150
Celgene Corp (a)                                              2,000                           88,440
Chiron Corp (a)                                               1,800                           82,458
Genentech Inc (a)                                             1,400                          118,314
Genzyme Corp (a)                                              1,900                          127,718
                                                                          ---------------------------
                                                                                           1,872,530
                                                                          ---------------------------
Medical - Drugs (4.36%)
Abbott Laboratories                                          18,600                          789,942
Bristol-Myers Squibb Co                                       3,100                           76,291
Cephalon Inc (a)(b)                                           1,400                           84,350
Eli Lilly & Co                                               15,000                          829,500
Merck & Co Inc                                               29,100                        1,025,193
Pfizer Inc                                                   94,700                        2,359,924
Schering-Plough Corp                                         16,700                          317,133
Sepracor Inc (a)(b)                                           1,200                           58,572
Shire PLC ADR                                                 3,100                          144,119
Wyeth                                                        19,400                          941,288
                                                                          ---------------------------
                                                                                           6,626,312
                                                                          ---------------------------
Medical - HMO (1.63%)
Aetna Inc                                                     7,300                          358,722
Coventry Health Care Inc (a)                                  2,600                          140,348
Humana Inc (a)                                                7,100                          373,815
UnitedHealth Group Inc                                       20,400                        1,139,544
WellPoint Inc (a)                                             6,000                          464,580
                                                                          ---------------------------
                                                                                           2,477,009
                                                                          ---------------------------

                                                                          ---------------------------
Medical - Hospitals (0.14%)
Community Health Systems Inc (a)                              2,400                           86,760
Health Management Associates Inc                              1,500                           32,355
Triad Hospitals Inc (a)                                       2,400                          100,560
                                                                          ---------------------------
                                                                                             219,675
                                                                          ---------------------------
Medical - Wholesale Drug Distribution
(0.37%)
Cardinal Health Inc                                           7,600                          566,352
                                                                          ---------------------------

Medical Instruments (1.20%)
Boston Scientific Corp (a)(b)                                27,200                          626,960
Medtronic Inc                                                18,700                          949,025
St Jude Medical Inc (a)                                       5,900                          241,900
                                                                          ---------------------------
                                                                                           1,817,885
                                                                          ---------------------------
Medical Laboratory & Testing Service
(0.08%)
Quest Diagnostics Inc                                         2,400                          123,120
                                                                          ---------------------------

Medical Products (2.07%)
Baxter International Inc                                      8,100                          314,361
Johnson & Johnson                                            41,600                        2,463,552
Stryker Corp                                                  3,600                          159,624
Zimmer Holdings Inc (a)                                       3,100                          209,560
                                                                          ---------------------------
                                                                                           3,147,097
                                                                          ---------------------------
Metal - Aluminum (0.28%)
Alcan Inc (b)                                                 5,600                          256,088
Alcoa Inc                                                     5,500                          168,080
                                                                          ---------------------------
                                                                                             424,168
                                                                          ---------------------------
Multi-line Insurance (2.56%)
Allstate Corp/The                                             2,800                          145,908
American International Group Inc                             35,300                        2,332,977
Assurant Inc (b)                                              1,900                           93,575
Genworth Financial Inc                                        9,400                          314,242
Hartford Financial Services Group Inc                         7,300                          588,015
Metlife Inc                                                   2,700                          130,599
XL Capital Ltd                                                4,400                          282,084
                                                                          ---------------------------
                                                                                           3,887,400
                                                                          ---------------------------
Multimedia (1.62%)
EW Scripps Co                                                 2,000                           89,420
McGraw-Hill Cos Inc/The                                       3,400                          195,908
Meredith Corp                                                   500                           27,895
Time Warner Inc                                              44,400                          745,476
Viacom Inc (a)                                               21,450                          832,260
Walt Disney Co                                               20,700                          577,323
                                                                          ---------------------------
                                                                                           2,468,282
                                                                          ---------------------------
Networking Products (1.46%)
Cisco Systems Inc (a)                                        85,100                        1,844,117
Juniper Networks Inc (a)(b)                                  19,500                          372,840
                                                                          ---------------------------
                                                                                           2,216,957
                                                                          ---------------------------
Non-hazardous Waste Disposal (0.17%)
Republic Services Inc                                         6,100                          259,311
                                                                          ---------------------------

Office Supplies & Forms (0.10%)
Avery Dennison Corp                                           2,700                          157,896
                                                                          ---------------------------

Oil - Field Services (1.74%)
Baker Hughes Inc                                              6,700                          458,280
BJ Services Co                                                6,700                          231,820

Halliburton Co (b)                                            2,800                          204,456
Schlumberger Ltd                                             13,800                        1,746,666
                                                                          ---------------------------
                                                                                           2,641,222
                                                                          ---------------------------
Oil & Gas Drilling (0.55%)
Nabors Industries Ltd (a)(b)                                  3,300                          236,214
Transocean Inc (a)                                            7,400                          594,220
                                                                          ---------------------------
                                                                                             830,434
                                                                          ---------------------------
Oil Company - Exploration & Production
(1.12%)
Anadarko Petroleum Corp                                       3,300                          333,333
Devon Energy Corp                                             4,000                          244,680
EOG Resources Inc                                             3,800                          273,600
Murphy Oil Corp                                              11,400                          567,948
XTO Energy Inc                                                6,500                          283,205
                                                                          ---------------------------
                                                                                           1,702,766
                                                                          ---------------------------
Oil Company - Integrated (5.53%)
Chevron Corp                                                 29,500                        1,710,115
ConocoPhillips (b)                                           16,400                        1,035,660
Exxon Mobil Corp                                             83,500                        5,081,810
Occidental Petroleum Corp                                     3,300                          305,745
Total SA ADR                                                  2,100                          276,633
                                                                          ---------------------------
                                                                                           8,409,963
                                                                          ---------------------------
Oil Field Machinery & Equipment (0.46%)
FMC Technologies Inc (a)                                      3,500                          179,270
Grant Prideco Inc (a)                                         8,900                          381,276
National Oilwell Varco Inc (a)                                2,100                          134,652
                                                                          ---------------------------
                                                                                             695,198
                                                                          ---------------------------
Oil Refining & Marketing (0.22%)
Sunoco Inc                                                    1,000                           77,570
Valero Energy Corp                                            4,400                          263,032
                                                                          ---------------------------
                                                                                             340,602
                                                                          ---------------------------
Optical Supplies (0.13%)
Alcon Inc                                                     1,900                          198,094
                                                                          ---------------------------

Paper & Related Products (0.37%)
Bowater Inc (b)                                               2,400                           70,992
International Paper Co                                       13,000                          449,410
Potlatch Corp                                                 1,000                           42,840
                                                                          ---------------------------
                                                                                             563,242
                                                                          ---------------------------
Pharmacy Services (0.52%)
Caremark Rx Inc                                               9,100                          447,538
Medco Health Solutions Inc (a)                                6,000                          343,320
                                                                          ---------------------------
                                                                                             790,858
                                                                          ---------------------------
Pipelines (0.43%)
El Paso Corp (b)                                              7,700                           92,785
Williams Cos Inc (b)                                         25,900                          554,001
                                                                          ---------------------------
                                                                                             646,786
                                                                          ---------------------------
Property & Casualty Insurance (0.53%)
Progressive Corp/The                                          3,200                          333,632
St Paul Travelers Cos Inc/The                                11,315                          472,854
                                                                          ---------------------------
                                                                                             806,486
                                                                          ---------------------------
Publishing - Newspapers (0.26%)
Dow Jones & Co Inc (b)                                        1,300                           51,090
Gannett Co Inc                                                2,800                          167,776
Tribune Co                                                    3,500                           96,005

Washington Post Co/The                                          100                           77,675
                                                                          ---------------------------
                                                                                             392,546
                                                                          ---------------------------
Regional Banks (4.33%)
Bank of America Corp                                         33,786                        1,538,614
Fifth Third Bancorp                                          38,600                        1,519,296
National City Corp                                           19,600                          684,040
PNC Financial Services Group Inc                              1,400                           94,234
SunTrust Banks Inc                                            3,300                          240,108
US Bancorp                                                   22,200                          677,100
Wachovia Corp                                                16,700                          936,035
Wells Fargo & Co                                             13,900                          887,793
                                                                          ---------------------------
                                                                                           6,577,220
                                                                          ---------------------------
Reinsurance (0.09%)
Axis Capital Holdings Ltd                                     4,800                          143,520
                                                                          ---------------------------

REITS - Apartments (0.24%)
Archstone-Smith Trust                                         7,400                          360,898
                                                                          ---------------------------

REITS - Mortgage (0.19%)
CapitalSource Inc (b)                                        11,789                          293,310
                                                                          ---------------------------

REITS - Office Property (0.24%)
CarrAmerica Realty Corp                                       8,300                          370,263
                                                                          ---------------------------

REITS - Regional Malls (0.13%)
Simon Property Group Inc (b)                                  2,400                          201,936
                                                                          ---------------------------

REITS - Warehouse & Industrial (0.15%)
Prologis                                                      4,200                          224,700
                                                                          ---------------------------

Retail - Apparel & Shoe (0.25%)
HOT Topic Inc (a)(b)                                          6,600                           95,700
Ross Stores Inc                                               9,800                          286,062
                                                                          ---------------------------
                                                                                             381,762
                                                                          ---------------------------
Retail - Auto Parts (0.08%)
O'Reilly Automotive Inc (a)(b)                                3,400                          124,304
                                                                          ---------------------------

Retail - Bedding (0.11%)
Bed Bath & Beyond Inc (a)                                     4,500                          172,800
                                                                          ---------------------------

Retail - Building Products (1.29%)
Home Depot Inc                                               31,700                        1,340,910
Lowe's Cos Inc                                                9,600                          618,624
                                                                          ---------------------------
                                                                                           1,959,534
                                                                          ---------------------------
Retail - Consumer Electronics (0.24%)
Best Buy Co Inc                                               6,650                          371,935
                                                                          ---------------------------

Retail - Discount (2.26%)
Dollar General Corp                                           3,200                           56,544
Family Dollar Stores Inc                                      5,100                          135,660
Target Corp                                                  15,700                          816,557
TJX Cos Inc                                                  17,100                          424,422
Wal-Mart Stores Inc                                          42,400                        2,002,976
                                                                          ---------------------------
                                                                                           3,436,159
                                                                          ---------------------------
Retail - Drug Store (0.67%)
CVS Corp                                                     11,600                          346,492

Walgreen Co                                                  15,500                          668,515
                                                                          ---------------------------
                                                                                           1,015,007
                                                                          ---------------------------
Retail - Office Supplies (0.13%)
Staples Inc                                                   8,000                          204,160
                                                                          ---------------------------

Retail - Regional Department Store
(0.78%)
Kohl's Corp (a)                                              22,300                        1,182,123
                                                                          ---------------------------

Retail - Restaurants (0.64%)
Outback Steakhouse Inc                                        6,700                          294,800
Panera Bread Co (a)                                           2,000                          150,360
Starbucks Corp (a)                                           14,000                          526,960
                                                                          ---------------------------
                                                                                             972,120
                                                                          ---------------------------
Savings & Loans - Thrifts (0.26%)
Golden West Financial Corp (b)                                2,400                          162,960
Washington Mutual Inc (b)                                     5,300                          225,886
                                                                          ---------------------------
                                                                                             388,846
                                                                          ---------------------------
Schools (0.04%)
Apollo Group Inc (a)(b)                                       1,300                           68,263
                                                                          ---------------------------

Semiconductor Component - Integrated
Circuits (0.71%)
Analog Devices Inc                                           14,900                          570,521
Linear Technology Corp                                       14,500                          508,660
                                                                          ---------------------------
                                                                                           1,079,181
                                                                          ---------------------------
Semiconductor Equipment (0.37%)
Applied Materials Inc                                        32,300                          565,573
                                                                          ---------------------------

Steel - Producers (0.25%)
Nucor Corp                                                    3,600                          377,244
                                                                          ---------------------------

Telecommunication Equipment (0.22%)
Lucent Technologies Inc (a)                                 107,900                          329,095
                                                                          ---------------------------

Telecommunication Equipment - Fiber
Optics (0.17%)
Corning Inc (a)                                               9,700                          261,027
                                                                          ---------------------------

Telecommunication Services (0.47%)
TELUS Corp                                                   18,500                          715,950
                                                                          ---------------------------

Telephone - Integrated (2.57%)
BellSouth Corp                                               65,800                        2,279,970
Sprint Nextel Corp                                           45,045                        1,163,963
Verizon Communications Inc                                   13,600                          463,216
                                                                          ---------------------------
                                                                                           3,907,149
                                                                          ---------------------------
Television (0.19%)
Univision Communications Inc (a)                              8,500                          292,995
                                                                          ---------------------------

Therapeutics (0.27%)
Gilead Sciences Inc (a)                                       6,700                          416,874
                                                                          ---------------------------

Tobacco (1.64%)
Altria Group Inc                                             35,200                        2,494,272
                                                                          ---------------------------

Toys (0.09%)
Mattel Inc                                                    7,500                          135,975
                                                                          ---------------------------

Transport - Rail (0.76%)
Norfolk Southern Corp                                         9,000                          486,630
Union Pacific Corp                                            7,100                          662,785
                                                                          ---------------------------
                                                                                           1,149,415
                                                                          ---------------------------
Transport - Services (0.85%)
United Parcel Service Inc (b)                                16,200                        1,285,956
                                                                          ---------------------------

Web Portals (1.30%)
Google Inc (a)                                                3,500                        1,365,000
Yahoo! Inc (a)(b)                                            19,100                          616,166
                                                                          ---------------------------
                                                                                           1,981,166
                                                                          ---------------------------
Wireless Equipment (1.38%)
American Tower Corp (a)(b)                                   11,960                          362,627
Crown Castle International Corp (a)                          11,500                          326,025
Motorola Inc                                                 15,900                          364,269
Nokia OYJ ADR                                                23,500                          486,920
Qualcomm Inc                                                 11,100                          561,771
                                                                          ---------------------------
                                                                                           2,101,612
                                                                          ---------------------------
TOTAL COMMON STOCKS                                                      $               150,253,914
                                                                          ---------------------------
                                                  Principal
                                                    Amount                   Value
                                                -----------------------------------------------------
SHORT TERM INVESTMENTS (0.03%)
U.S. Government & Government Agency
Obligations (0.03%)
United States Treasury Bill
   4.505%, 7/ 6/2006 (c)                                     50,000                           49,417
                                                                          ---------------------------
TOTAL SHORT TERM INVESTMENTS                                             $                    49,417
                                                                          ---------------------------
MONEY MARKET FUNDS (7.35%)
BNY Institutional Cash Reserve Fund (d)                  11,183,000                       11,183,000
                                                                          ---------------------------
TOTAL MONEY MARKET FUNDS                                                 $                11,183,000
                                                                          ---------------------------
Total Investments                                                        $               161,486,331
Liabilities in Excess of Other Assets,                                                   (9,418,924)
Net - (6.19)%
                                                                          ---------------------------
TOTAL NET ASSETS - 100.00%                                               $               152,067,407
                                                                          ===========================
                                                                          ---------------------------

                                                                          ===========================

(a)      Non-Income Producing Security
(b)      Security or a portion of the security was on loan at the end of the period.
(c)      Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $49,417 or 0.03% of net assets.

(d)      Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $       17,249,325
Unrealized Depreciation                                     (4,471,325)
                                                      ------------------
Net Unrealized Appreciation (Depreciation)                   12,778,000
Cost for federal income tax purposes                        148,708,331


                          SCHEDULE OF FUTURES CONTRACTS
                                                      Current     Unrealized
                               Number of   Original    Market    Appreciation/
Type                           Contracts     Value      Value   (Depreciation)
-----------------------------------------------------------------------------
Buy:
S&P 500 eMini; June 2006          15         $971,558   $977,475      $5,918

Portfolio Summary (unaudited)
-----------------------------------------------
Sector                                 Percent
-----------------------------------------------
Financial                               27.94%
Consumer,                               20.57%
Non-cyclical
Industrial                              11.84%
Communications                          11.19%
Energy                                  10.04%
Technology                               9.87%
Consumer, Cyclical                       8.80%
Utilities                                3.02%
Basic Materials                          2.89%
Government                               0.03%
Liabilities in                        (-6.19%)
Excess of Other
Assets, Net
                                    -----------
TOTAL NET ASSETS                       100.00%
                                    ===========

Other Assets Summary (unaudited)
---------------------------------------------
Asset Type                           Percent
---------------------------------------------
Futures                                0.64%


Schedule of Investments
March 31, 2006 (unaudited)
LargeCap Growth Equity
                                                 Shares
                                                  Held                      Value
                                              ------------------------------------------------------
COMMON STOCKS (93.56%)
Aerospace & Defense (1.07%)
Boeing Co                                           2,700      $         210,411
General Dynamics Corp                               1,200                 76,776
Lockheed Martin Corp                                  400                 30,052
Northrop Grumman Corp                                 600                 40,974
Rockwell Collins Inc                                1,300                 73,255
                                                                -----------------
                                                                         431,468
                                                                -----------------
Aerospace & Defense Equipment (0.65%)
Goodrich Corp                                       3,200                139,552
United Technologies Corp                            2,100                121,737
                                                                -----------------
                                                                         261,289
                                                                -----------------
Apparel Manufacturers (0.12%)
Coach Inc (a)                                         500                 17,290
Columbia Sportswear Co (a)                            600                 31,998
                                                                -----------------
                                                                          49,288
                                                                -----------------
Appliances (0.31%)
Maytag Corp                                           700                 14,931
Whirlpool Corp                                      1,200                109,764
                                                                -----------------
                                                                         124,695
                                                                -----------------
Applications Software (0.12%)
Microsoft Corp                                      1,800                 48,978
                                                                -----------------

Athletic Footwear (0.08%)
Nike Inc                                              400                 34,040
                                                                -----------------

Auto - Medium & Heavy Duty Trucks (0.23%)
Oshkosh Truck Corp                                  1,500                 93,360
                                                                -----------------

Auto/Truck Parts & Equipment - Original
(0.13%)
Johnson Controls Inc                                  700                 53,151
                                                                -----------------

Beverages - Non-alcoholic (2.36%)
Coca-Cola Co/The                                   12,900                540,123
PepsiCo Inc                                         7,100                410,309
                                                                -----------------
                                                                         950,432
                                                                -----------------
Beverages - Wine & Spirits (0.06%)
Brown-Forman Corp                                     300                 23,091
                                                                -----------------

Building - Residential & Commercial
(0.43%)
DR Horton Inc                                       1,300                 43,186
KB Home                                               900                 58,482
Lennar Corp                                           400                 24,152
Ryland Group Inc                                      700                 48,580
                                                                -----------------
                                                                         174,400
                                                                -----------------
Building Products - Cement & Aggregate
(0.35%)
Martin Marietta Materials Inc                       1,300                139,139
                                                                -----------------

Cable TV (0.20%)
Cablevision Systems Corp (a)                        3,000                 80,100
                                                                -----------------

Cellular Telecommunications (0.41%)
Nextel Partners Inc (a)                             1,700                 48,144
NII Holdings Inc (a)                                2,000                117,940
                                                                -----------------
                                                                         166,084
                                                                -----------------
Commercial Services (0.05%)
Iron Mountain Inc (a)                                 500                 20,370
                                                                -----------------

Commercial Services - Finance (0.63%)
Equifax Inc                                         2,000                 74,480
Moody's Corp                                          900                 64,314
Paychex Inc                                         2,800                116,648
                                                                -----------------
                                                                         255,442
                                                                -----------------
Computer Services (0.41%)
Affiliated Computer Services Inc (a)                1,600                 95,456
Anteon International Corp (a)                         100                  5,456
Cognizant Technology Solutions Corp (a)               400                 23,796
DST Systems Inc (a)                                   700                 40,558
                                                                -----------------
                                                                         165,266
                                                                -----------------
Computers (3.96%)
Apple Computer Inc (a)                              3,100                194,432
Dell Inc (a)                                       43,100              1,282,656
International Business Machines Corp                1,400                115,458
                                                                -----------------
                                                                       1,592,546
                                                                -----------------
Computers - Peripheral Equipment (0.18%)
Lexmark International Inc (a)                       1,600                 72,608
                                                                -----------------

Cosmetics & Toiletries (0.40%)
Colgate-Palmolive Co                                2,000                114,200
Procter & Gamble Co                                   800                 46,096
                                                                -----------------
                                                                         160,296
                                                                -----------------
Data Processing & Management (1.00%)
Fair Isaac Corp                                     1,500                 59,430
First Data Corp                                     4,600                215,372
Fiserv Inc (a)                                      1,700                 72,335
Global Payments Inc                                   500                 26,505
Total System Services Inc                           1,500                 29,880
                                                                -----------------
                                                                         403,522
                                                                -----------------
Dialysis Centers (0.07%)
DaVita Inc (a)                                        500                 30,105
                                                                -----------------

Distribution & Wholesale (0.16%)
Fastenal Co                                           800                 37,872
Ingram Micro Inc (a)                                  200                  4,000
WW Grainger Inc                                       300                 22,605
                                                                -----------------
                                                                          64,477
                                                                -----------------
Diversified Manufacturing Operations
(0.27%)
General Electric Co                                   700                 24,346
ITT Industries Inc                                  1,500                 84,330
                                                                -----------------
                                                                         108,676
                                                                -----------------
E-Commerce - Services (0.09%)
eBay Inc (a)                                          900                 35,154
                                                                -----------------

Electric - Integrated (0.33%)
Exelon Corp                                         1,000                 52,900
TXU Corp                                            1,800                 80,568
                                                                -----------------
                                                                         133,468
                                                                -----------------

                                                                -----------------
Electric Products - Miscellaneous (0.21%)
Emerson Electric Co                                 1,000                 83,630
                                                                -----------------

Electronic Components - Miscellaneous
(0.08%)
Jabil Circuit Inc                                     800                 34,288
                                                                -----------------

Electronic Components - Semiconductors
(8.29%)
Broadcom Corp (a)                                   6,900                297,804
Intel Corp                                         73,100              1,414,485
Intersil Corp                                       1,200                 34,704
Microchip Technology Inc                            1,600                 58,080
National Semiconductor Corp                         3,600                100,224
Nvidia Corp (a)                                     3,900                223,314
Texas Instruments Inc                              37,300              1,211,131
                                                                -----------------
                                                                       3,339,742
                                                                -----------------
Electronic Forms (0.14%)
Adobe Systems Inc                                   1,600                 55,872
                                                                -----------------

Electronic Measurement Instruments
(0.69%)
Agilent Technologies Inc (a)                        7,400                277,870
                                                                -----------------

Electronic Parts Distribution (0.03%)
Avnet Inc (a)                                         400                 10,152
                                                                -----------------

Engineering - Research & Development
Services (0.22%)
Jacobs Engineering Group Inc (a)                    1,000                 86,740
                                                                -----------------

Enterprise Software & Services (0.25%)
BEA Systems Inc (a)                                 7,800                102,414
                                                                -----------------

Fiduciary Banks (0.28%)
Mellon Financial Corp                                 300                 10,680
State Street Corp                                   1,700                102,731
                                                                -----------------
                                                                         113,411
                                                                -----------------
Finance - Investment Banker & Broker
(2.44%)
Charles Schwab Corp/The                            32,000                550,720
E*Trade Financial Corp (a)                          2,800                 75,544
Goldman Sachs Group Inc                               200                 31,392
Lehman Brothers Holdings Inc                        1,300                187,889
TD Ameritrade Holding Corp                          6,500                135,655
                                                                -----------------
                                                                         981,200
                                                                -----------------
Finance - Mortgage Loan/Banker (0.56%)
Fannie Mae                                          4,400                226,160
                                                                -----------------

Financial Guarantee Insurance (0.42%)
AMBAC Financial Group Inc                             900                 71,640
MGIC Investment Corp                                  900                 59,967
Radian Group Inc                                      600                 36,150
                                                                -----------------
                                                                         167,757
                                                                -----------------
Food - Dairy Products (0.12%)
Dean Foods Co (a)                                   1,200                 46,596
                                                                -----------------

Food - Retail (0.44%)
Kroger Co/The                                       8,000                162,880
Weis Markets Inc                                      300                 13,371
                                                                -----------------
                                                                         176,251
                                                                -----------------

Food - Wholesale & Distribution (0.38%)
Supervalu Inc                                       2,200                 67,804
Sysco Corp                                          2,600                 83,330
                                                                -----------------
                                                                         151,134
                                                                -----------------
Health Care Cost Containment (1.01%)
McKesson Corp                                       7,800                406,614
                                                                -----------------

Home Decoration Products (0.15%)
Newell Rubbermaid Inc                               2,400                 60,456
                                                                -----------------

Hotels & Motels (0.15%)
Marriott International Inc                            900                 61,740
                                                                -----------------

Human Resources (0.14%)
Robert Half International Inc                       1,500                 57,915
                                                                -----------------

Instruments - Scientific (0.07%)
Applera Corp - Applied Biosystems Group             1,000                 27,140
                                                                -----------------

Insurance Brokers (0.27%)
AON Corp                                            1,100                 45,661
Marsh & McLennan Cos Inc                            2,100                 61,656
                                                                -----------------
                                                                         107,317
                                                                -----------------
Internet Content - Information & News
(0.05%)
CNET Networks Inc (a)                               1,500                 21,315
                                                                -----------------

Investment Management & Advisory
Services (1.11%)
Eaton Vance Corp                                      700                 19,166
Franklin Resources Inc                              2,300                216,752
Legg Mason Inc                                      1,700                213,061
                                                                -----------------
                                                                         448,979
                                                                -----------------
Life & Health Insurance (1.53%)
Aflac Inc                                           8,600                388,118
Cigna Corp                                            800                104,496
Lincoln National Corp                                 600                 32,754
Prudential Financial Inc                            1,200                 90,972
                                                                -----------------
                                                                         616,340
                                                                -----------------
Machinery - Construction & Mining (1.66%)
Caterpillar Inc                                     9,300                667,833
                                                                -----------------

Medical  - Outpatient & Home Medical
Care (0.41%)
Lincare Holdings Inc (a)                            4,200                163,632
                                                                -----------------

Medical - Biomedical/Gene (3.38%)
Amgen Inc (a)                                       2,800                203,700
Genentech Inc (a)                                  12,700              1,073,277
Invitrogen Corp (a)                                   600                 42,078
Millipore Corp (a)                                    600                 43,836
                                                                -----------------
                                                                       1,362,891
                                                                -----------------
Medical - Drugs (8.11%)
Abbott Laboratories                                 7,400                314,278
Allergan Inc                                        3,100                336,350
American Pharmaceutical Partners Inc (a)            1,000                 28,490
Forest Laboratories Inc (a)                         6,500                290,095
Merck & Co Inc                                     34,400              1,211,912
Pfizer Inc                                         33,900                844,788

Wyeth                                               4,900                237,748
                                                                -----------------
                                                                       3,263,661
                                                                -----------------
Medical - Generic Drugs (0.33%)
Barr Pharmaceuticals Inc (a)                        2,100                132,258
                                                                -----------------

Medical - HMO (6.49%)
Aetna Inc                                           9,200                452,088
Coventry Health Care Inc (a)                        2,000                107,960
Health Net Inc (a)                                  3,000                152,460
Humana Inc (a)                                      3,200                168,480
UnitedHealth Group Inc                             31,000              1,731,660
                                                                -----------------
                                                                       2,612,648
                                                                -----------------
Medical - Hospitals (0.84%)
HCA Inc                                             5,800                265,582
Universal Health Services Inc                       1,400                 71,106
                                                                -----------------
                                                                         336,688
                                                                -----------------
Medical - Wholesale Drug Distribution
(0.97%)
AmerisourceBergen Corp                              1,600                 77,232
Cardinal Health Inc                                 4,200                312,984
                                                                -----------------
                                                                         390,216
                                                                -----------------
Medical Information Systems (0.38%)
Cerner Corp (a)                                     3,200                151,840
                                                                -----------------

Medical Instruments (0.53%)
Kyphon Inc (a)                                        400                 14,880
Medtronic Inc                                         900                 45,675
St Jude Medical Inc (a)                             3,300                135,300
Techne Corp (a)                                       300                 18,042
                                                                -----------------
                                                                         213,897
                                                                -----------------
Medical Products (0.95%)
Baxter International Inc                            1,200                 46,572
Henry Schein Inc (a)                                1,000                 47,860
Johnson & Johnson                                   2,100                124,362
Mentor Corp                                           500                 22,655
Stryker Corp                                        1,700                 75,378
Varian Medical Systems Inc (a)                      1,200                 67,392
                                                                -----------------
                                                                         384,219
                                                                -----------------
Motorcycle/Motor Scooter (0.37%)
Harley-Davidson Inc                                 2,900                150,452
                                                                -----------------

Multi-line Insurance (1.13%)
American International Group Inc                    6,900                456,021
                                                                -----------------

Multimedia (0.09%)
McGraw-Hill Cos Inc/The                               600                 34,572
                                                                -----------------

Office Furnishings - Original (0.16%)
Herman Miller Inc                                     500                 16,205
HNI Corp                                              800                 47,200
                                                                -----------------
                                                                          63,405
                                                                -----------------
Oil - Field Services (1.28%)
Baker Hughes Inc                                    2,900                198,360
BJ Services Co                                      3,700                128,020
Halliburton Co                                      2,600                189,852
                                                                -----------------
                                                                         516,232
                                                                -----------------

Oil & Gas Drilling (0.17%)
Helmerich & Payne Inc                               1,000                 69,820
                                                                -----------------

Oil Company - Exploration & Production
(0.90%)
Burlington Resources Inc                            3,600                330,876
Newfield Exploration Co (a)                           600                 25,140
Unit Corp (a)                                         100                  5,575
                                                                -----------------
                                                                         361,591
                                                                -----------------
Oil Company - Integrated (0.34%)
Amerada Hess Corp                                     100                 14,240
Exxon Mobil Corp                                      400                 24,344
Marathon Oil Corp                                   1,300                 99,021
                                                                -----------------
                                                                         137,605
                                                                -----------------
Oil Field Machinery & Equipment (0.33%)
Cooper Cameron Corp (a)                             1,400                 61,712
Grant Prideco Inc (a)                               1,700                 72,828
                                                                -----------------
                                                                         134,540
                                                                -----------------
Oil Refining & Marketing (0.38%)
Frontier Oil Corp                                     200                 11,870
Sunoco Inc                                          1,400                108,598
Tesoro Corp                                           200                 13,668
Valero Energy Corp                                    300                 17,934
                                                                -----------------
                                                                         152,070
                                                                -----------------
Pharmacy Services (2.22%)
Caremark Rx Inc                                       700                 34,426
Express Scripts Inc (a)                             6,700                588,930
Medco Health Solutions Inc (a)                      2,600                148,772
Omnicare Inc                                        2,200                120,978
                                                                -----------------
                                                                         893,106
                                                                -----------------
Pipelines (0.81%)
Kinder Morgan Inc                                   3,000                275,970
Questar Corp                                          700                 49,035
                                                                -----------------
                                                                         325,005
                                                                -----------------
Power Converter & Supply Equipment
(0.20%)
American Power Conversion Corp                      3,500                 80,885
                                                                -----------------

Property & Casualty Insurance (0.84%)
21st Century Insurance Group                          900                 14,220
Chubb Corp                                            800                 76,352
Progressive Corp/The                                  400                 41,704
St Paul Travelers Cos Inc/The                       4,900                204,771
                                                                -----------------
                                                                         337,047
                                                                -----------------
Rental - Auto & Equipment (0.14%)
Rent-A-Center Inc (a)                               2,200                 56,298
                                                                -----------------

Research & Development (0.22%)
Pharmaceutical Product Development Inc              2,600                 89,986
                                                                -----------------

Respiratory Products (0.07%)
Respironics Inc (a)                                   700                 27,237
                                                                -----------------

Retail - Apparel & Shoe (1.20%)
Bebe Stores Inc                                     1,750                 32,235
Chico's FAS Inc (a)                                 3,800                154,432
Men's Wearhouse Inc                                 1,500                 53,910

Nordstrom Inc                                       6,200                242,916
                                                                -----------------
                                                                         483,493
                                                                -----------------
Retail - Auto Parts (0.86%)
Advance Auto Parts Inc                              3,650                151,986
Autozone Inc (a)                                    1,100                109,659
O'Reilly Automotive Inc (a)                         2,300                 84,088
                                                                -----------------
                                                                         345,733
                                                                -----------------
Retail - Automobile (0.05%)
Copart Inc (a)                                        700                 19,215
                                                                -----------------

Retail - Bedding (0.66%)
Bed Bath & Beyond Inc (a)                           6,900                264,960
                                                                -----------------

Retail - Building Products (7.08%)
Home Depot Inc                                     43,800              1,852,740
Lowe's Cos Inc                                     15,500                998,820
                                                                -----------------
                                                                       2,851,560
                                                                -----------------
Retail - Discount (2.04%)
Dollar General Corp                                 6,300                111,321
Dollar Tree Stores Inc (a)                          3,000                 83,010
Target Corp                                           900                 46,809
TJX Cos Inc                                         4,100                101,762
Wal-Mart Stores Inc                                10,100                477,124
                                                                -----------------
                                                                         820,026
                                                                -----------------
Retail - Drug Store (0.36%)
Walgreen Co                                         3,400                146,642
                                                                -----------------

Retail - Gardening Products (0.05%)
Tractor Supply Co (a)                                 300                 19,902
                                                                -----------------

Retail - Jewelry (0.23%)
Tiffany & Co                                        2,500                 93,850
                                                                -----------------

Retail - Restaurants (1.74%)
Applebees International Inc                         2,700                 66,285
Brinker International Inc                           1,600                 67,600
Darden Restaurants Inc                              2,400                 98,472
McDonald's Corp                                     3,700                127,132
Outback Steakhouse Inc                                400                 17,600
Panera Bread Co (a)                                   100                  7,518
Sonic Corp (a)                                      1,500                 52,695
Wendy's International Inc                           3,200                198,592
Yum! Brands Inc                                     1,300                 63,518
                                                                -----------------
                                                                         699,412
                                                                -----------------
Semiconductor Component - Integrated
Circuits (0.03%)
Emulex Corp (a)                                       600                 10,254
                                                                -----------------

Semiconductor Equipment (0.04%)
Applied Materials Inc                               1,000                 17,510
                                                                -----------------

Telecommunication Equipment (0.22%)
Adtran Inc                                          1,400                 36,652
Harris Corp                                         1,100                 52,019
                                                                -----------------
                                                                          88,671
                                                                -----------------

Telecommunication Equipment - Fiber
Optics (1.73%)
Corning Inc (a)                                    25,900                696,969
                                                                -----------------

Telephone - Integrated (0.39%)
Alltel Corp                                         1,000                 64,750
Verizon Communications Inc                          2,700                 91,962
                                                                -----------------
                                                                         156,712
                                                                -----------------
Textile - Home Furnishings (0.34%)
Mohawk Industries Inc (a)                           1,700                137,224
                                                                -----------------

Therapeutics (0.32%)
Gilead Sciences Inc (a)                             2,100                130,662
                                                                -----------------

Tobacco (4.24%)
Altria Group Inc                                   24,100              1,707,726
                                                                -----------------

Tools - Hand Held (0.09%)
Black & Decker Corp                                   400                 34,756
                                                                -----------------

Transport - Rail (0.31%)
Burlington Northern Santa Fe Corp                   1,500                124,995
                                                                -----------------

Transport - Services (0.53%)
CH Robinson Worldwide Inc                           2,400                117,816
Expeditors International Washington Inc               300                 25,917
FedEx Corp                                            600                 67,764
                                                                -----------------
                                                                         211,497
                                                                -----------------
Transport - Truck (0.04%)
Landstar System Inc                                   400                 17,648
                                                                -----------------

Web Portals (0.97%)
Google Inc (a)                                      1,000                390,000
                                                                -----------------

Wireless Equipment (3.24%)
Motorola Inc                                       42,000                962,220
Qualcomm Inc                                        6,800                344,148
                                                                -----------------
                                                                       1,306,368
                                                                -----------------
TOTAL COMMON STOCKS                                            $      37,673,918
                                                                -----------------
                                                  Principal
                                                    Amount
                                              --------------------------------------
SHORT TERM INVESTMENTS (0.26%)
U.S. Government & Government Agency
Obligations (0.26%)
United States Treasury Bill
   4.585%, 8/24/2006 (b)                          105,000                103,104
                                                                -----------------
TOTAL SHORT TERM INVESTMENTS                                   $         103,104
                                                                -----------------
Total Investments                                              $      37,777,022
Other Assets in Excess of Liabilities,                                 2,487,919
Net - 6.18%
                                                                -----------------
TOTAL NET ASSETS - 100.00%                                     $      40,264,941
                                                                =================
                                                                -----------------

                                                                =================

(a)      Non-Income Producing Security
(b)      Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $103,104 or 0.26% of net assets.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $        3,608,324
Unrealized Depreciation                                  (1,596,514)
                                                   ------------------
Net Unrealized Appreciation (Depreciation)                 2,011,810
Cost for federal income tax purposes                      35,765,212


                          SCHEDULE OF FUTURES CONTRACTS
                                                    Current     Unrealized
                          Number of     Original    Market     Appreciation/
Type                      Contracts       Value      Value    (Depreciation)
-------------------------------------------------------------------------
Buy:
S & P 500; June 2006          3           $981,772   $977,475   $(4,297)

Portfolio Summary (unaudited)
------------------------------------------------------------------
Sector                                                    Percent
------------------------------------------------------------------
Consumer,                                                  34.88%
Non-cyclical
Consumer, Cyclical                                         16.92%
Technology                                                 14.80%
Financial                                                   8.58%
Communications                                              7.39%
Industrial                                                  6.45%
Energy                                                      4.21%
Utilities                                                   0.33%
Government                                                  0.26%
Other Assets in                                             6.18%
Excess of
Liabilities, Net
                                            ----------------------
TOTAL NET ASSETS                                          100.00%
                                            ======================

Other Assets Summary (unaudited)
--------------------------------------------------------
Asset Type                                      Percent
--------------------------------------------------------
Futures                                           2.43%


Schedule of Investments
March 31, 2006 (unaudited)
LargeCap Stock Index
                                                      Shares
                                                       Held                Value
                                              -------------------------------------
COMMON STOCKS (98.52%)
Advertising Agencies (0.16%)
Interpublic Group of Cos Inc (a)(b)                   6,721      $          64,253
Omnicom Group Inc                                     2,791                232,351
                                                                  -----------------
                                                                           296,604
                                                                  -----------------
Aerospace & Defense (1.40%)
Boeing Co                                            12,494                973,657
General Dynamics Corp                                 6,248                399,747
Lockheed Martin Corp                                  5,593                420,202
Northrop Grumman Corp (a)                             5,475                373,888
Raytheon Co                                           6,964                319,230
Rockwell Collins Inc                                  2,689                151,525
                                                                  -----------------
                                                                         2,638,249
                                                                  -----------------
Aerospace & Defense Equipment (0.53%)
Goodrich Corp                                         1,926                 83,993
United Technologies Corp                             15,851                918,882
                                                                  -----------------
                                                                         1,002,875
                                                                  -----------------
Agricultural Chemicals (0.19%)
Monsanto Co                                           4,205                356,374
                                                                  -----------------

Agricultural Operations (0.18%)
Archer-Daniels-Midland Co                            10,206                343,432
                                                                  -----------------

Airlines (0.11%)
Southwest Airlines Co                                11,054                198,861
                                                                  -----------------

Apparel Manufacturers (0.22%)
Coach Inc (b)                                         5,984                206,927
Jones Apparel Group Inc (a)                           1,783                 63,065
Liz Claiborne Inc                                     1,641                 67,248
VF Corp                                               1,376                 78,294
                                                                  -----------------
                                                                           415,534
                                                                  -----------------
Appliances (0.07%)
Maytag Corp (a)                                       1,256                 26,791
Whirlpool Corp                                        1,062                 97,141
                                                                  -----------------
                                                                           123,932
                                                                  -----------------
Applications Software (2.16%)
Citrix Systems Inc (b)                                2,786                105,589
Compuware Corp (b)                                    5,975                 46,784
Intuit Inc (b)                                        2,762                146,911
Microsoft Corp                                      138,726              3,774,735
                                                                  -----------------
                                                                         4,074,019
                                                                  -----------------
Athletic Footwear (0.13%)
Nike Inc                                              2,955                251,471
                                                                  -----------------

Audio & Video Products (0.06%)
Harman International Industries Inc                   1,025                113,908
                                                                  -----------------

Auto - Car & Light Trucks (0.22%)
Ford Motor Co (a)                                    29,100                231,636

General Motors Corp (a)                               8,828                187,772
                                                                  -----------------
                                                                           419,408
                                                                  -----------------
Auto - Medium & Heavy Duty Trucks (0.11%)
Navistar International Corp (a)(b)                      963                 26,559
Paccar Inc                                            2,643                186,279
                                                                  -----------------
                                                                           212,838
                                                                  -----------------
Auto/Truck Parts & Equipment - Original
(0.12%)
Johnson Controls Inc                                  3,031                230,144
                                                                  -----------------

Beverages - Non-alcoholic (1.59%)
Coca-Cola Co/The                                     32,158              1,346,455
Coca-Cola Enterprises Inc                             4,737                 96,351
Pepsi Bottling Group Inc                              2,111                 64,153
PepsiCo Inc                                          25,863              1,494,623
                                                                  -----------------
                                                                         3,001,582
                                                                  -----------------
Beverages - Wine & Spirits (0.09%)
Brown-Forman Corp                                     1,298                 99,907
Constellation Brands Inc (a)(b)                       3,078                 77,104
                                                                  -----------------
                                                                           177,011
                                                                  -----------------
Brewery (0.31%)
Anheuser-Busch Cos Inc                               12,119                518,330
Molson Coors Brewing Co (a)                             896                 61,483
                                                                  -----------------
                                                                           579,813
                                                                  -----------------
Broadcasting Services & Programming
(0.12%)
Clear Channel Communications Inc                      8,068                234,053
                                                                  -----------------

Building - Residential & Commercial
(0.32%)
Centex Corp                                           1,917                118,835
DR Horton Inc                                         4,243                140,952
KB Home                                               1,200                 77,976
Lennar Corp                                           2,140                129,213
Pulte Homes Inc                                       3,340                128,323
                                                                  -----------------
                                                                           595,299
                                                                  -----------------
Building & Construction Products -
Miscellaneous (0.11%)
Masco Corp                                            6,499                211,153
                                                                  -----------------

Building Products - Air & Heating (0.06%)
American Standard Cos Inc                             2,782                119,237
                                                                  -----------------

Cable TV (0.46%)
Comcast Corp (a)(b)                                  33,385                873,352
                                                                  -----------------

Casino Hotels (0.12%)
Harrah's Entertainment Inc                            2,874                224,057
                                                                  -----------------

Casino Services (0.10%)
International Game Technology                         5,264                185,398
                                                                  -----------------

Chemicals - Diversified (0.79%)
Dow Chemical Co/The                                  15,102                613,141
EI Du Pont de Nemours & Co                           14,361                606,178
PPG Industries Inc                                    2,581                163,506
Rohm & Haas Co                                        2,248                109,860
                                                                  -----------------
                                                                         1,492,685
                                                                  -----------------
Chemicals - Specialty (0.25%)
Ashland Inc                                           1,112                 79,041

Eastman Chemical Co                                   1,274                 65,203
Ecolab Inc                                            2,846                108,717
Engelhard Corp                                        1,932                 76,527
Hercules Inc (b)                                      1,762                 24,316
International Flavors & Fragrances Inc                1,232                 42,282
Sigma-Aldrich Corp                                    1,044                 68,685
Tronox Inc - Class B (b)                                365                  6,204
                                                                  -----------------
                                                                           470,975
                                                                  -----------------
Coatings & Paint (0.05%)
Sherwin-Williams Co/The (a)                           1,731                 85,581
                                                                  -----------------

Commercial Banks (0.88%)
AmSouth Bancorp                                       5,394                145,908
BB&T Corp                                             8,358                327,634
Compass Bancshares Inc                                1,929                 97,627
First Horizon National Corp (a)                       1,967                 81,925
M&T Bank Corp (a)                                     1,239                141,419
Marshall & Ilsley Corp                                3,276                142,768
North Fork Bancorporation Inc                         7,426                214,092
Regions Financial Corp                                7,124                250,551
Synovus Financial Corp                                4,890                132,470
Zions Bancorporation                                  1,629                134,767
                                                                  -----------------
                                                                         1,669,161
                                                                  -----------------
Commercial Services (0.02%)
Convergys Corp (b)                                    2,183                 39,752
                                                                  -----------------

Commercial Services - Finance (0.36%)
Equifax Inc                                           2,020                 75,225
H&R Block Inc (a)                                     5,115                110,740
Moody's Corp                                          3,797                271,333
Paychex Inc                                           5,215                217,257
                                                                  -----------------
                                                                           674,555
                                                                  -----------------
Computer Aided Design (0.09%)
Autodesk Inc                                          3,603                138,788
Parametric Technology Corp (b)                        1,734                 28,316
                                                                  -----------------
                                                                           167,104
                                                                  -----------------
Computer Services (0.28%)
Affiliated Computer Services Inc (b)                  1,832                109,297
Computer Sciences Corp (b)                            2,911                161,706
Electronic Data Systems Corp (a)                      8,032                215,499
Unisys Corp (b)                                       5,338                 36,779
                                                                  -----------------
                                                                           523,281
                                                                  -----------------
Computers (3.01%)
Apple Computer Inc (b)                               13,295                833,862
Dell Inc (b)                                         36,740              1,093,382
Gateway Inc (b)                                       4,126                  9,036
Hewlett-Packard Co                                   44,153              1,452,634
International Business Machines Corp                 24,466              2,017,711
Sun Microsystems Inc (b)                             54,028                277,164
                                                                  -----------------
                                                                         5,683,789
                                                                  -----------------
Computers - Integrated Systems (0.06%)
NCR Corp (b)                                          2,841                118,725
                                                                  -----------------

Computers  -Memory Devices (0.38%)
EMC Corp/Massachusetts (b)                           37,102                505,700
Network Appliance Inc (b)                             5,841                210,451
                                                                  -----------------
                                                                           716,151
                                                                  -----------------
Computers - Peripheral Equipment (0.04%)
Lexmark International Inc (b)                         1,690                 76,692
                                                                  -----------------

Consumer Products - Miscellaneous (0.39%)
Clorox Co                                             2,343                140,229
Fortune Brands Inc                                    2,285                184,239
Kimberly-Clark Corp                                   7,194                415,813
                                                                  -----------------
                                                                           740,281
                                                                  -----------------
Containers - Metal & Glass (0.04%)
Ball Corp (a)                                         1,628                 71,355
                                                                  -----------------

Containers - Paper & Plastic (0.10%)
Bemis Co                                              1,644                 51,917
Pactiv Corp (b)                                       2,237                 54,896
Sealed Air Corp                                       1,271                 73,553
                                                                  -----------------
                                                                           180,366
                                                                  -----------------
Cosmetics & Toiletries (1.99%)
Alberto-Culver Co                                     1,179                 52,147
Avon Products Inc                                     7,033                219,219
Colgate-Palmolive Co                                  8,045                459,370
Estee Lauder Cos Inc/The                              1,860                 69,173
Procter & Gamble Co                                  51,345              2,958,499
                                                                  -----------------
                                                                         3,758,408
                                                                  -----------------
Cruise Lines (0.17%)
Carnival Corp (a)                                     6,778                321,074
                                                                  -----------------

Data Processing & Management (0.58%)
Automatic Data Processing Inc                         9,047                413,267
First Data Corp                                      11,975                560,669
Fiserv Inc (b)                                        2,880                122,544
                                                                  -----------------
                                                                         1,096,480
                                                                  -----------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                              2,164                 76,173
                                                                  -----------------

Disposable Medical Products (0.06%)
CR Bard Inc                                           1,624                110,123
                                                                  -----------------

Distribution & Wholesale (0.11%)
Genuine Parts Co                                      2,699                118,297
WW Grainger Inc                                       1,194                 89,968
                                                                  -----------------
                                                                           208,265
                                                                  -----------------
Diversified Manufacturing Operations
(5.15%)
3M Co                                                11,786                892,082
Cooper Industries Ltd                                 1,433                124,528
Danaher Corp                                          3,703                235,326
Dover Corp                                            3,174                154,129
Eaton Corp                                            2,324                169,582
General Electric Co (c)                             162,715              5,659,228
Honeywell International Inc                          12,966                554,556
Illinois Tool Works Inc                               3,201                308,288
Ingersoll-Rand Co Ltd                                 5,112                213,631
ITT Industries Inc                                    2,883                162,082
Leggett & Platt Inc                                   2,847                 69,381
Parker Hannifin Corp                                  1,869                150,660
Textron Inc                                           2,066                192,944
Tyco International Ltd                               31,461                845,672
                                                                  -----------------
                                                                         9,732,089
                                                                  -----------------
Diversified Operations & Commercial
Services (0.15%)
Cendant Corp                                         15,738                273,054
                                                                  -----------------

Drug Delivery Systems (0.05%)
Hospira Inc (b)                                       2,511                 99,084
                                                                  -----------------

E-Commerce - Products (0.09%)
Amazon.Com Inc (a)(b)                                 4,816                175,832
                                                                  -----------------

E-Commerce - Services (0.37%)
eBay Inc (b)                                         18,007                703,353
                                                                  -----------------

Electric - Generation (0.09%)
AES Corp/The (b)                                     10,240                174,694
                                                                  -----------------

Electric - Integrated (2.73%)
Allegheny Energy Inc (b)                              2,547                 86,216
Ameren Corp                                           3,196                159,225
American Electric Power Co Inc                        6,146                209,087
Centerpoint Energy Inc (a)                            4,841                 57,753
Cinergy Corp                                          3,113                141,361
CMS Energy Corp (a)(b)                                3,446                 44,626
Consolidated Edison Inc (a)                           3,831                166,649
Constellation Energy Group Inc                        2,786                152,422
Dominion Resources Inc/VA                             5,424                374,419
DTE Energy Co (a)                                     2,776                111,290
Duke Energy Corp (a)                                 14,489                422,354
Edison International                                  5,086                209,441
Entergy Corp                                          3,245                223,710
Exelon Corp                                          10,416                551,006
FirstEnergy Corp                                      5,149                251,786
FPL Group Inc (a)                                     6,300                252,882
PG&E Corp                                             5,391                209,710
Pinnacle West Capital Corp                            1,548                 60,527
PPL Corp                                              5,936                174,518
Progress Energy Inc                                   3,938                173,193
Public Service Enterprise Group Inc                   3,913                250,589
Southern Co/The (a)                                  11,579                379,444
TECO Energy Inc                                       3,252                 52,422
TXU Corp                                              7,224                323,346
Xcel Energy Inc                                       6,304                114,418
                                                                  -----------------
                                                                         5,152,394
                                                                  -----------------
Electric Products - Miscellaneous (0.32%)
Emerson Electric Co                                   6,422                537,072
Molex Inc                                             2,224                 73,837
                                                                  -----------------
                                                                           610,909
                                                                  -----------------
Electronic Components - Miscellaneous
(0.11%)
Jabil Circuit Inc                                     2,725                116,793
Sanmina-SCI Corp (b)                                  8,307                 34,059
Solectron Corp (b)                                   14,277                 57,108
                                                                  -----------------
                                                                           207,960
                                                                  -----------------
Electronic Components - Semiconductors
(2.21%)
Advanced Micro Devices Inc (b)                        7,507                248,932
Altera Corp (a)(b)                                    5,609                115,770
Applied Micro Circuits Corp (b)                       4,594                 18,697
Broadcom Corp (b)                                     6,876                296,768
Freescale Semiconductor Inc - B Shares                6,406                177,895
(b)
Intel Corp                                           91,836              1,777,027
LSI Logic Corp (b)                                    6,115                 70,689
Micron Technology Inc (b)                             9,660                142,195
National Semiconductor Corp                           5,268                146,661
Nvidia Corp (a)(b)                                    2,672                152,999
PMC - Sierra Inc (a)(b)                               2,900                 35,641
QLogic Corp (b)                                       2,519                 48,743
Texas Instruments Inc                                24,982                811,165
Xilinx Inc                                            5,382                137,026
                                                                  -----------------
                                                                         4,180,208
                                                                  -----------------
Electronic Forms (0.17%)
Adobe Systems Inc                                     9,363                326,956
                                                                  -----------------

Electronic Measurement Instruments
(0.16%)
Agilent Technologies Inc (b)                          6,693                251,322
Tektronix Inc                                         1,274                 45,495
                                                                  -----------------
                                                                           296,817
                                                                  -----------------
Electronics - Military (0.09%)
L-3 Communications Holdings Inc                       1,893                162,400
                                                                  -----------------

Engineering - Research & Development
Services (0.06%)
Fluor Corp                                            1,355                116,259
                                                                  -----------------

Engines - Internal Combustion (0.04%)
Cummins Inc (a)                                         725                 76,198
                                                                  -----------------

Enterprise Software & Services (0.59%)
BMC Software Inc (b)                                  3,322                 71,954
CA Inc                                                7,123                193,817
Novell Inc (b)                                        6,079                 46,687
Oracle Corp (b)                                      58,825                805,314
                                                                  -----------------
                                                                         1,117,772
                                                                  -----------------
Entertainment Software (0.14%)
Electronic Arts Inc (a)(b)                            4,742                259,482
                                                                  -----------------

Fiduciary Banks (0.60%)
Bank of New York Co Inc/The                          12,041                433,958
Mellon Financial Corp                                 6,468                230,261
Northern Trust Corp                                   2,892                151,830
State Street Corp                                     5,198                314,115
                                                                  -----------------
                                                                         1,130,164
                                                                  -----------------
Filtration & Separation Products (0.03%)
Pall Corp                                             1,950                 60,821
                                                                  -----------------

Finance - Commercial (0.09%)
CIT Group Inc                                         3,119                166,929
                                                                  -----------------

Finance - Consumer Loans (0.18%)
SLM Corp                                              6,514                338,337
                                                                  -----------------

Finance - Credit Card (0.74%)
American Express Co                                  19,320              1,015,266
Capital One Financial Corp                            4,700                378,444
                                                                  -----------------
                                                                         1,393,710
                                                                  -----------------
Finance - Investment Banker & Broker
(5.57%)
Bear Stearns Cos Inc/The                              1,863                258,398
Charles Schwab Corp/The                              16,108                277,219

Citigroup Inc                                        77,917              3,680,020
E*Trade Financial Corp (b)                            6,524                176,017
Goldman Sachs Group Inc                               6,806              1,068,270
JPMorgan Chase & Co                                  54,411              2,265,674
Lehman Brothers Holdings Inc                          4,221                610,061
Merrill Lynch & Co Inc                               14,335              1,129,025
Morgan Stanley                                       16,762              1,052,989
                                                                  -----------------
                                                                        10,517,673
                                                                  -----------------
Finance - Mortgage Loan/Banker (0.94%)
Countrywide Financial Corp                            9,413                345,457
Fannie Mae                                           15,109                776,603
Freddie Mac                                          10,787                658,007
                                                                  -----------------
                                                                         1,780,067
                                                                  -----------------
Financial Guarantee Insurance (0.19%)
AMBAC Financial Group Inc                             1,647                131,101
MBIA Inc                                              2,092                125,792
MGIC Investment Corp                                  1,366                 91,017
                                                                  -----------------
                                                                           347,910
                                                                  -----------------
Food - Confectionery (0.17%)
Hershey Co/The (a)                                    2,798                146,140
WM Wrigley Jr Co                                      2,770                177,280
                                                                  -----------------
                                                                           323,420
                                                                  -----------------
Food - Meat Products (0.03%)
Tyson Foods Inc                                       3,933                 54,039
                                                                  -----------------

Food - Miscellaneous/Diversified (0.64%)
Campbell Soup Co                                      2,877                 93,215
ConAgra Foods Inc                                     8,106                173,955
General Mills Inc                                     5,560                281,781
HJ Heinz Co                                           5,230                198,321
Kellogg Co                                            3,924                172,813
McCormick & Co Inc                                    2,070                 70,090
Sara Lee Corp                                        11,866                212,164
                                                                  -----------------
                                                                         1,202,339
                                                                  -----------------
Food - Retail (0.37%)
Albertson's Inc                                       5,757                147,782
Kroger Co/The                                        11,325                230,577
Safeway Inc                                           7,020                176,343
Whole Foods Market Inc                                2,169                144,108
                                                                  -----------------
                                                                           698,810
                                                                  -----------------
Food - Wholesale & Distribution (0.20%)
Supervalu Inc                                         2,126                 65,523
Sysco Corp                                            9,668                309,860
                                                                  -----------------
                                                                           375,383
                                                                  -----------------
Forestry (0.20%)
Plum Creek Timber Co Inc                              2,877                106,247
Weyerhaeuser Co (a)                                   3,797                275,017
                                                                  -----------------
                                                                           381,264
                                                                  -----------------
Gas - Distribution (0.23%)
KeySpan Corp                                          2,725                111,371
Nicor Inc                                               690                 27,296
NiSource Inc                                          4,256                 86,056
Peoples Energy Corp (a)                                 599                 21,348
Sempra Energy                                         4,034                187,420
                                                                  -----------------
                                                                           433,491
                                                                  -----------------

Gold Mining (0.19%)
Newmont Mining Corp                                   6,975                361,933
                                                                  -----------------

Health Care Cost Containment (0.13%)
McKesson Corp                                         4,779                249,129
                                                                  -----------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                                 4,285                107,939
                                                                  -----------------

Hotels & Motels (0.28%)
Hilton Hotels Corp                                    5,145                130,992
Marriott International Inc                            2,532                173,695
Starwood Hotels & Resorts Worldwide Inc               3,369                228,182
                                                                  -----------------
                                                                           532,869
                                                                  -----------------
Human Resources (0.11%)
Monster Worldwide Inc (b)                             1,974                 98,424
Robert Half International Inc                         2,677                103,359
                                                                  -----------------
                                                                           201,783
                                                                  -----------------
Identification Systems - Development
(0.02%)
Symbol Technologies Inc                               3,949                 41,780
                                                                  -----------------

Independent Power Producer (0.01%)
Dynegy Inc (b)                                        4,703                 22,574
                                                                  -----------------

Industrial Automation & Robots (0.11%)
Rockwell Automation Inc                               2,767                198,975
                                                                  -----------------

Industrial Gases (0.27%)
Air Products & Chemicals Inc                          3,475                233,485
Praxair Inc                                           5,039                277,901
                                                                  -----------------
                                                                           511,386
                                                                  -----------------
Instruments - Controls (0.05%)
Thermo Electron Corp (b)                              2,532                 93,912
                                                                  -----------------

Instruments - Scientific (0.17%)
Applera Corp - Applied Biosystems Group               2,861                 77,647
Fisher Scientific International Inc                   1,926                131,064
(a)(b)
PerkinElmer Inc                                       2,042                 47,926
Waters Corp (b)                                       1,632                 70,421
                                                                  -----------------
                                                                           327,058
                                                                  -----------------
Insurance Brokers (0.24%)
AON Corp                                              5,026                208,629
Marsh & McLennan Cos Inc                              8,539                250,705
                                                                  -----------------
                                                                           459,334
                                                                  -----------------
Internet Security (0.19%)
Symantec Corp (b)                                    16,287                274,110
VeriSign Inc (a)(b)                                   3,818                 91,594
                                                                  -----------------
                                                                           365,704
                                                                  -----------------
Investment Management & Advisory
Services (0.37%)
Ameriprise Financial Inc                              3,913                176,320
Federated Investors Inc                               1,315                 51,351
Franklin Resources Inc                                2,382                224,479
Janus Capital Group Inc                               3,353                 77,689
T Rowe Price Group Inc                                2,061                161,191
                                                                  -----------------
                                                                           691,030
                                                                  -----------------

Leisure & Recreation Products (0.03%)
Brunswick Corp                                        1,483                 57,629
                                                                  -----------------

Life & Health Insurance (0.87%)
Aflac Inc                                             7,777                350,976
Cigna Corp                                            1,890                246,872
Jefferson-Pilot Corp                                  2,106                117,809
Lincoln National Corp                                 2,704                147,611
Prudential Financial Inc                              7,727                585,784
Torchmark Corp                                        1,617                 92,331
UnumProvident Corp (a)                                4,662                 95,478
                                                                  -----------------
                                                                         1,636,861
                                                                  -----------------
Linen Supply & Related Items (0.05%)
Cintas Corp                                           2,151                 91,676
                                                                  -----------------

Machinery - Construction & Mining (0.40%)
Caterpillar Inc                                      10,473                752,066
                                                                  -----------------

Machinery - Farm (0.16%)
Deere & Co                                            3,698                292,327
                                                                  -----------------

Medical - Biomedical/Gene (1.13%)
Amgen Inc (b)                                        18,243              1,327,178
Biogen Idec Inc (b)                                   5,372                253,021
Chiron Corp (b)                                       1,707                 78,198
Genzyme Corp (b)                                      4,055                272,577
Medimmune Inc (b)                                     3,988                145,881
Millipore Corp (b)                                      813                 59,398
                                                                  -----------------
                                                                         2,136,253
                                                                  -----------------
Medical - Drugs (4.67%)
Abbott Laboratories                                  24,019              1,020,087
Allergan Inc                                          2,367                256,819
Bristol-Myers Squibb Co                              30,582                752,623
Eli Lilly & Co                                       17,640                975,492
Forest Laboratories Inc (b)                           5,087                227,033
King Pharmaceuticals Inc (b)                          3,779                 65,188
Merck & Co Inc                                       34,141              1,202,787
Pfizer Inc                                          114,861              2,862,336
Schering-Plough Corp                                 23,095                438,574
Wyeth                                                20,982              1,018,047
                                                                  -----------------
                                                                         8,818,986
                                                                  -----------------
Medical - Generic Drugs (0.12%)
Barr Pharmaceuticals Inc (b)                          1,651                103,980
Mylan Laboratories Inc                                3,412                 79,841
Watson Pharmaceuticals Inc (b)                        1,586                 45,581
                                                                  -----------------
                                                                           229,402
                                                                  -----------------
Medical - HMO (1.42%)
Aetna Inc                                             8,853                435,036
Coventry Health Care Inc (b)                          2,503                135,112
Humana Inc (b)                                        2,552                134,363
UnitedHealth Group Inc                               21,172              1,182,668
WellPoint Inc (b)                                    10,303                797,761
                                                                  -----------------
                                                                         2,684,940
                                                                  -----------------
Medical - Hospitals (0.23%)
HCA Inc (a)                                           6,368                291,591
Health Management Associates Inc                      3,757                 81,038

Tenet Healthcare Corp (b)                             7,342                 54,184
                                                                  -----------------
                                                                           426,813
                                                                  -----------------
Medical - Nursing Homes (0.03%)
Manor Care Inc (a)                                    1,234                 54,728
                                                                  -----------------

Medical - Wholesale Drug Distribution
(0.34%)
AmerisourceBergen Corp                                3,263                157,505
Cardinal Health Inc                                   6,587                490,863
                                                                  -----------------
                                                                           648,368
                                                                  -----------------
Medical Information Systems (0.04%)
IMS Health Inc                                        3,110                 80,145
                                                                  -----------------

Medical Instruments (0.96%)
Boston Scientific Corp (a)(b)                         9,234                212,844
Guidant Corp                                          5,290                412,937
Medtronic Inc                                        18,842                956,232
St Jude Medical Inc (b)                               5,722                234,602
                                                                  -----------------
                                                                         1,816,615
                                                                  -----------------
Medical Laboratory & Testing Service
(0.13%)
Laboratory Corp of America Holdings                   1,956                114,387
(a)(b)
Quest Diagnostics Inc                                 2,540                130,302
                                                                  -----------------
                                                                           244,689
                                                                  -----------------
Medical Products (2.11%)
Baxter International Inc                             10,123                392,874
Becton Dickinson & Co                                 3,861                237,760
Biomet Inc                                            3,864                137,249
Johnson & Johnson                                    46,458              2,751,243
Stryker Corp                                          4,561                202,235
Zimmer Holdings Inc (b)                               3,868                261,477
                                                                  -----------------
                                                                         3,982,838
                                                                  -----------------
Metal - Aluminum (0.22%)
Alcoa Inc                                            13,610                415,922
                                                                  -----------------

Metal - Copper (0.14%)
Phelps Dodge Corp (a)                                 3,177                255,844
                                                                  -----------------

Metal - Diversified (0.09%)
Freeport-McMoRan Copper & Gold Inc                    2,873                171,719
                                                                  -----------------

Motorcycle/Motor Scooter (0.12%)
Harley-Davidson Inc                                   4,254                220,698
                                                                  -----------------

Multi-line Insurance (2.71%)
ACE Ltd                                               5,032                261,714
Allstate Corp/The                                    10,068                524,643
American International Group Inc                     40,519              2,677,901
Cincinnati Financial Corp                             2,718                114,346
Genworth Financial Inc                                5,882                196,635
Hartford Financial Services Group Inc                 4,722                380,357
Loews Corp                                            2,118                214,342
Metlife Inc                                          11,832                572,314
XL Capital Ltd                                        2,723                174,572
                                                                  -----------------
                                                                         5,116,824
                                                                  -----------------
Multimedia (1.87%)
EW Scripps Co                                         1,328                 59,375
McGraw-Hill Cos Inc/The                               5,732                330,278

Meredith Corp                                           654                 36,487
News Corp                                            37,473                622,426
Time Warner Inc                                      70,330              1,180,841
Viacom Inc (b)                                       12,063                468,044
Walt Disney Co                                       30,063                838,457
                                                                  -----------------
                                                                         3,535,908
                                                                  -----------------
Networking Products (1.10%)
Cisco Systems Inc (b)                                96,013              2,080,602
                                                                  -----------------

Non-hazardous Waste Disposal (0.18%)
Allied Waste Industries Inc (a)(b)                    3,423                 41,897
Waste Management Inc                                  8,622                304,357
                                                                  -----------------
                                                                           346,254
                                                                  -----------------
Office Automation & Equipment (0.20%)
Pitney Bowes Inc                                      3,543                152,101
Xerox Corp (a)(b)                                    14,538                220,978
                                                                  -----------------
                                                                           373,079
                                                                  -----------------
Office Supplies & Forms (0.05%)
Avery Dennison Corp                                   1,724                100,820
                                                                  -----------------

Oil - Field Services (1.35%)
Baker Hughes Inc                                      5,343                365,461
BJ Services Co                                        5,060                175,076
Halliburton Co (a)                                    8,059                588,468
Schlumberger Ltd                                      9,224              1,167,482
Weatherford International Ltd (b)                     5,445                249,109
                                                                  -----------------
                                                                         2,545,596
                                                                  -----------------
Oil & Gas Drilling (0.44%)
Nabors Industries Ltd (b)                             2,467                176,588
Noble Corp                                            2,141                173,635
Rowan Cos Inc                                         1,706                 74,996
Transocean Inc (b)                                    5,088                408,566
                                                                  -----------------
                                                                           833,785
                                                                  -----------------
Oil Company - Exploration & Production
(1.41%)
Anadarko Petroleum Corp                               3,597                363,333
Apache Corp                                           5,156                337,769
Burlington Resources Inc                              5,868                539,328
Chesapeake Energy Corp                                5,832                183,183
Devon Energy Corp                                     6,898                421,951
EOG Resources Inc                                     3,786                272,592
Kerr-McGee Corp                                       1,811                172,914
Murphy Oil Corp                                       2,578                128,436
XTO Energy Inc                                        5,670                247,042
                                                                  -----------------
                                                                         2,666,548
                                                                  -----------------
Oil Company - Integrated (5.51%)
Amerada Hess Corp                                     1,249                177,858
Chevron Corp                                         34,751              2,014,515
ConocoPhillips (a)                                   21,519              1,358,925
Exxon Mobil Corp                                     95,323              5,801,358
Marathon Oil Corp                                     5,726                436,149
Occidental Petroleum Corp                             6,724                622,979
                                                                  -----------------
                                                                        10,411,784
                                                                  -----------------
Oil Field Machinery & Equipment (0.09%)
National Oilwell Varco Inc (b)                        2,727                174,855
                                                                  -----------------

Oil Refining & Marketing (0.39%)
Sunoco Inc                                            2,079                161,268
Valero Energy Corp                                    9,707                580,285
                                                                  -----------------
                                                                           741,553
                                                                  -----------------
Optical Supplies (0.03%)
Bausch & Lomb Inc (a)                                   839                 53,444
                                                                  -----------------

Paper & Related Products (0.25%)
International Paper Co                                7,690                265,844
Louisiana-Pacific Corp                                1,655                 45,016
MeadWestvaco Corp                                     2,833                 77,369
Temple-Inland Inc                                     1,731                 77,116
                                                                  -----------------
                                                                           465,345
                                                                  -----------------
Pharmacy Services (0.43%)
Caremark Rx Inc                                       7,003                344,408
Express Scripts Inc (b)                               2,285                200,851
Medco Health Solutions Inc (b)                        4,752                271,909
                                                                  -----------------
                                                                           817,168
                                                                  -----------------
Photo Equipment & Supplies (0.07%)
Eastman Kodak Co (a)                                  4,484                127,525
                                                                  -----------------

Pipelines (0.25%)
El Paso Corp (a)                                     10,291                124,006
Kinder Morgan Inc (a)                                 1,643                151,140
Williams Cos Inc (a)                                  9,283                198,563
                                                                  -----------------
                                                                           473,709
                                                                  -----------------
Power Converter & Supply Equipment
(0.03%)
American Power Conversion Corp                        2,683                 62,004
                                                                  -----------------

Printing - Commercial (0.06%)
RR Donnelley & Sons Co                                3,371                110,299
                                                                  -----------------

Property & Casualty Insurance (0.62%)
Chubb Corp                                            3,121                297,868
Progressive Corp/The                                  3,071                320,182
Safeco Corp                                           1,924                 96,604
St Paul Travelers Cos Inc/The                        10,864                454,007
                                                                  -----------------
                                                                         1,168,661
                                                                  -----------------
Publicly Traded Investment Fund (2.23%)
iShares S&P 500 Index Fund/US (a)                    32,460              4,216,554
                                                                  -----------------

Publishing - Newspapers (0.26%)
Dow Jones & Co Inc (a)                                  922                 36,234
Gannett Co Inc                                        3,716                222,663
Knight Ridder Inc                                     1,046                 66,118
New York Times Co (a)                                 2,267                 57,378
Tribune Co (a)                                        4,087                112,106
                                                                  -----------------
                                                                           494,499
                                                                  -----------------
Quarrying (0.07%)
Vulcan Materials Co                                   1,567                135,781
                                                                  -----------------

Regional Banks (4.82%)
Bank of America Corp                                 72,507              3,301,969
Comerica Inc                                          2,541                147,302
Fifth Third Bancorp                                   8,674                341,409
Huntington Bancshares Inc/OH                          3,883                 93,697
Keycorp                                               6,325                232,760
National City Corp                                    8,545                298,220

PNC Financial Services Group Inc                      4,562                307,068
SunTrust Banks Inc                                    5,788                421,135
US Bancorp                                           28,113                857,447
Wachovia Corp                                        25,329              1,419,690
Wells Fargo & Co                                     26,161              1,670,903
                                                                  -----------------
                                                                         9,091,600
                                                                  -----------------
REITS - Apartments (0.24%)
Apartment Investment & Management Co                  1,507                 70,678
Archstone-Smith Trust                                 3,330                162,404
Equity Residential                                    4,534                212,146
                                                                  -----------------
                                                                           445,228
                                                                  -----------------
REITS - Diversified (0.09%)
Vornado Realty Trust                                  1,852                177,792
                                                                  -----------------

REITS - Office Property (0.11%)
Equity Office Properties Trust                        6,341                212,931
                                                                  -----------------

REITS - Regional Malls (0.13%)
Simon Property Group Inc                              2,856                240,304
                                                                  -----------------

REITS - Storage (0.06%)
Public Storage Inc                                    1,291                104,868
                                                                  -----------------

REITS - Warehouse & Industrial (0.11%)
Prologis                                              3,801                203,354
                                                                  -----------------

Retail - Apparel & Shoe (0.23%)
Gap Inc/The                                           8,960                167,373
Ltd Brands                                            5,436                132,965
Nordstrom Inc                                         3,413                133,721
                                                                  -----------------
                                                                           434,059
                                                                  -----------------
Retail - Auto Parts (0.05%)
Autozone Inc (b)                                        862                 85,933
                                                                  -----------------

Retail - Automobile (0.03%)
Autonation Inc (b)                                    2,828                 60,943
                                                                  -----------------

Retail - Bedding (0.09%)
Bed Bath & Beyond Inc (b)                             4,378                168,115
                                                                  -----------------

Retail - Building Products (1.16%)
Home Depot Inc                                       33,161              1,402,710
Lowe's Cos Inc                                       12,206                786,555
                                                                  -----------------
                                                                         2,189,265
                                                                  -----------------
Retail - Consumer Electronics (0.24%)
Best Buy Co Inc                                       6,348                355,044
Circuit City Stores Inc                               2,377                 58,189
RadioShack Corp (a)                                   2,102                 40,421
                                                                  -----------------
                                                                           453,654
                                                                  -----------------
Retail - Discount (1.75%)
Big Lots Inc (a)(b)                                   1,779                 24,835
Costco Wholesale Corp (a)                             7,386                400,026
Dollar General Corp                                   4,943                 87,343
Family Dollar Stores Inc                              2,424                 64,478
Target Corp                                          13,724                713,785
TJX Cos Inc                                           7,192                178,506

Wal-Mart Stores Inc                                  38,996              1,842,171
                                                                  -----------------
                                                                         3,311,144
                                                                  -----------------
Retail - Drug Store (0.56%)
CVS Corp                                             12,760                381,141
Walgreen Co                                          15,799                681,411
                                                                  -----------------
                                                                         1,062,552
                                                                  -----------------
Retail - Jewelry (0.04%)
Tiffany & Co                                          2,220                 83,339
                                                                  -----------------

Retail - Major Department Store (0.23%)
JC Penney Co Inc                                      3,625                218,986
Sears Holdings Corp (a)(b)                            1,558                206,030
                                                                  -----------------
                                                                           425,016
                                                                  -----------------
Retail - Office Supplies (0.26%)
Office Depot Inc (b)                                  4,616                171,900
OfficeMax Inc                                         1,106                 33,368
Staples Inc                                          11,375                290,290
                                                                  -----------------
                                                                           495,558
                                                                  -----------------
Retail - Regional Department Store
(0.33%)
Dillard's Inc                                           962                 25,050
Federated Department Stores Inc                       4,249                310,177
Kohl's Corp (b)                                       5,382                285,300
                                                                  -----------------
                                                                           620,527
                                                                  -----------------
Retail - Restaurants (0.81%)
Darden Restaurants Inc                                2,053                 84,235
McDonald's Corp                                      19,617                674,040
Starbucks Corp (b)                                   11,916                448,518
Wendy's International Inc                             1,785                110,777
Yum! Brands Inc                                       4,306                210,391
                                                                  -----------------
                                                                         1,527,961
                                                                  -----------------
Rubber - Tires (0.03%)
Cooper Tire & Rubber Co (a)                             957                 13,724
Goodyear Tire & Rubber Co/The (a)(b)                  2,763                 40,008
                                                                  -----------------
                                                                            53,732
                                                                  -----------------
Savings & Loans - Thrifts (0.56%)
Golden West Financial Corp (a)                        3,997                271,397
Sovereign Bancorp Inc                                 5,575                122,148
Washington Mutual Inc (a)                            15,479                659,715
                                                                  -----------------
                                                                         1,053,260
                                                                  -----------------
Schools (0.06%)
Apollo Group Inc (a)(b)                               2,195                115,259
                                                                  -----------------

Semiconductor Component - Integrated
Circuits (0.30%)
Analog Devices Inc                                    5,716                218,865
Linear Technology Corp                                4,772                167,402
Maxim Integrated Products Inc                         5,005                185,936
                                                                  -----------------
                                                                           572,203
                                                                  -----------------
Semiconductor Equipment (0.36%)
Applied Materials Inc                                24,767                433,670
Kla-Tencor Corp                                       3,115                150,641
Novellus Systems Inc (b)                              2,082                 49,968
Teradyne Inc (b)                                      3,092                 47,957
                                                                  -----------------
                                                                           682,236
                                                                  -----------------
Steel - Producers (0.19%)
Nucor Corp                                            2,426                254,221

United States Steel Corp                              1,699                103,095
                                                                  -----------------
                                                                           357,316
                                                                  -----------------
Steel - Specialty (0.04%)
Allegheny Technologies Inc                            1,350                 82,593
                                                                  -----------------

Telecommunication Equipment (0.29%)
ADC Telecommunications Inc (a)(b)                     1,828                 46,779
Andrew Corp (b)                                       2,487                 30,540
Avaya Inc (b)                                         6,510                 73,563
Comverse Technology Inc (a)(b)                        3,153                 74,190
Lucent Technologies Inc (b)                          69,766                212,786
Tellabs Inc (b)                                       7,031                111,793
                                                                  -----------------
                                                                           549,651
                                                                  -----------------
Telecommunication Equipment - Fiber
Optics (0.43%)
Ciena Corp (b)                                        9,091                 47,364
Corning Inc (b)                                      24,134                649,446
JDS Uniphase Corp (b)                                26,167                109,116
                                                                  -----------------
                                                                           805,926
                                                                  -----------------
Telephone - Integrated (3.21%)
Alltel Corp                                           6,057                392,191
AT&T Inc (a)                                         60,565              1,637,678
BellSouth Corp                                       28,065                972,452
CenturyTel Inc                                        2,045                 80,000
Citizens Communications Co                            5,127                 68,035
Qwest Communications International Inc               24,216                164,669
(a)(b)
Sprint Nextel Corp                                   46,321              1,196,935
Verizon Communications Inc                           45,689              1,556,167
                                                                  -----------------
                                                                         6,068,127
                                                                  -----------------
Television (0.22%)
CBS Corp                                             12,062                289,247
Univision Communications Inc (b)                      3,490                120,300
                                                                  -----------------
                                                                           409,547
                                                                  -----------------
Therapeutics (0.24%)
Gilead Sciences Inc (b)                               7,216                448,980
                                                                  -----------------

Tobacco (1.35%)
Altria Group Inc                                     32,578              2,308,477
Reynolds American Inc (a)                             1,335                140,842
UST Inc                                               2,553                106,205
                                                                  -----------------
                                                                         2,555,524
                                                                  -----------------
Tools - Hand Held (0.11%)
Black & Decker Corp                                   1,208                104,963
Snap-On Inc                                             910                 34,689
Stanley Works/The                                     1,131                 57,297
                                                                  -----------------
                                                                           196,949
                                                                  -----------------
Toys (0.09%)
Hasbro Inc                                            2,778                 58,616
Mattel Inc                                            6,068                110,013
                                                                  -----------------
                                                                           168,629
                                                                  -----------------
Transport - Rail (0.75%)
Burlington Northern Santa Fe Corp                     5,822                485,147
CSX Corp                                              3,425                204,815
Norfolk Southern Corp                                 6,435                347,940
Union Pacific Corp                                    4,136                386,096
                                                                  -----------------
                                                                         1,423,998
                                                                  -----------------

Transport - Services (1.02%)
FedEx Corp                                            4,744                535,787
Ryder System Inc                                        950                 42,541
United Parcel Service Inc (a)                        17,049              1,353,350
                                                                  -----------------
                                                                         1,931,678
                                                                  -----------------
Travel Services (0.03%)
Sabre Holdings Corp                                   2,058                 48,425
                                                                  -----------------

Web Portals (0.34%)
Yahoo! Inc (a)(b)                                    19,699                635,490
                                                                  -----------------

Wireless Equipment (1.17%)
Motorola Inc                                         39,020                893,948
Qualcomm Inc                                         25,855              1,308,522
                                                                  -----------------
                                                                         2,202,470
                                                                  -----------------
TOTAL COMMON STOCKS                                              $     186,022,056
                                                                  -----------------
                                                    Principal
                                                      Amount                Value
                                              -----------------------------------------
SHORT TERM INVESTMENTS (1.29%)
Commercial Paper (1.29%)
Investment in Joint Trading  ; HSBC Funding
   4.84%, 4/ 3/2006                               2,432,367              2,432,367
                                                                  -----------------
TOTAL SHORT TERM INVESTMENTS                                     $       2,432,367
                                                                  -----------------
MONEY MARKET FUNDS (10.75%)
BNY Institutional Cash Reserve Fund (d)          20,296,000             20,296,000
                                                                  -----------------
TOTAL MONEY MARKET FUNDS                                         $      20,296,000
                                                                  -----------------
Total Investments                                                $     208,750,423
Liabilities in Excess of Other Assets,                                (19,931,891)
Net - (10.56)%
                                                                  -----------------
TOTAL NET ASSETS - 100.00%                                       $     188,818,532
                                                                  =================
                                                                  -----------------

                                                                  =================

(a)      Security or a portion of the security was on loan at the end of the period.
(b)      Non-Income Producing Security
(c)      Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $1,408,590 or 0.75% of net assets.

(d)      Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $       38,836,341
Unrealized Depreciation                                (21,769,270)
                                                  ------------------
Net Unrealized Appreciation (Depreciation)               17,067,071
Cost for federal income tax purposes                    191,683,352


                          SCHEDULE OF FUTURES CONTRACTS

                                                  Current        Unrealized
                      Number of    Original        Market       Appreciation/
Type                  Contracts      Value          Value      (Depreciation)
-----------------------------------------------------------------------------
Buy:
S & P 500; June 2006      2           $651,850       $651,650   $(200)

Portfolio Summary (unaudited)
--------------------------------------------------------------
Sector                                                Percent
--------------------------------------------------------------
Financial                                              32.14%
Consumer,                                              20.24%
Non-cyclical
Industrial                                             11.27%
Technology                                             10.62%
Communications                                         10.29%
Energy                                                  9.45%
Consumer, Cyclical                                      8.32%
Utilities                                               3.06%
Basic Materials                                         2.94%
Funds                                                   2.23%
Liabilities in                                      (-10.56%)
Excess of Other
Assets, Net
                                        ----------------------
TOTAL NET ASSETS                                      100.00%
                                        ======================

Other Assets Summary (unaudited)
--------------------------------------------------------
Asset Type                                      Percent
--------------------------------------------------------
Futures                                           0.35%


Schedule of Investments
March 31, 2006 (unaudited)
LargeCap Value
                                                  Shares
                                                   Held                  Value
                                              ---------------------------------------------
COMMON STOCKS (96.27%)
Advertising Agencies (0.37%)
Interpublic Group of Cos Inc (a)(b)             54,400      $           520,064
                                                             -------------------

Aerospace & Defense (1.66%)
Boeing Co                                        8,200                  639,026
Lockheed Martin Corp                             7,400                  555,962
Northrop Grumman Corp (a)                       16,900                1,154,101
                                                             -------------------
                                                                      2,349,089
                                                             -------------------
Aerospace & Defense Equipment (0.39%)
Goodrich Corp                                   12,700                  553,847
                                                             -------------------

Agricultural Operations (0.18%)
Bunge Ltd (a)                                    4,500                  250,695
                                                             -------------------

Apparel Manufacturers (0.63%)
Jones Apparel Group Inc                         13,700                  484,569
VF Corp                                          7,050                  401,145
                                                             -------------------
                                                                        885,714
                                                             -------------------
Applications Software (0.47%)
Microsoft Corp                                  24,400                  663,924
                                                             -------------------

Auto - Car & Light Trucks (0.45%)
Toyota Motor Corp ADR                            5,900                  642,510
                                                             -------------------

Auto/Truck Parts & Equipment - Original
(0.84%)
American Axle & Manufacturing Holdings           4,100                   70,233
(a)
Autoliv Inc                                      9,500                  537,510
BorgWarner Inc                                   4,800                  288,192
Lear Corp (a)                                    1,500                   26,595
Magna International Inc                          3,500                  264,915
                                                             -------------------
                                                                      1,187,445
                                                             -------------------
Beverages - Non-alcoholic (1.29%)
Coca-Cola Co/The                                30,000                1,256,100
PepsiCo Inc                                      9,800                  566,342
                                                             -------------------
                                                                      1,822,442
                                                             -------------------
Brewery (0.19%)
Molson Coors Brewing Co                          3,900                  267,618
                                                             -------------------

Broadcasting Services & Programming
(0.14%)
Liberty Media Corp (b)                          23,700                  194,577
                                                             -------------------

Building Products - Cement & Aggregate
(0.28%)
Martin Marietta Materials Inc                    3,700                  396,011
                                                             -------------------

Cable TV (0.66%)
Comcast Corp (a)(b)                             35,541                  929,753
                                                             -------------------

Chemicals - Diversified (0.78%)
EI Du Pont de Nemours & Co                       4,900                  206,829

PPG Industries Inc                              14,200                  899,570
                                                             -------------------
                                                                      1,106,399
                                                             -------------------
Chemicals - Specialty (0.38%)
Eastman Chemical Co                              2,300                  117,714
Lubrizol Corp                                    9,700                  415,645
                                                             -------------------
                                                                        533,359
                                                             -------------------
Commercial Banks (0.89%)
BB&T Corp                                        6,200                  243,040
Regions Financial Corp                          29,000                1,019,930
                                                             -------------------
                                                                      1,262,970
                                                             -------------------
Computer Services (0.62%)
Electronic Data Systems Corp (a)                32,900                  882,707
                                                             -------------------

Computers (2.08%)
Hewlett-Packard Co                              79,782                2,624,828
International Business Machines Corp             3,900                  321,633
                                                             -------------------
                                                                      2,946,461
                                                             -------------------
Consumer Products - Miscellaneous (1.14%)
Clorox Co                                       11,700                  700,245
Kimberly-Clark Corp                             15,700                  907,460
                                                             -------------------
                                                                      1,607,705
                                                             -------------------
Containers - Metal & Glass (0.30%)
Crown Holdings Inc (b)                           3,775                   66,968
Owens-Illinois Inc (b)                          20,200                  350,874
                                                             -------------------
                                                                        417,842
                                                             -------------------
Cosmetics & Toiletries (0.74%)
Colgate-Palmolive Co                             7,400                  422,540
Procter & Gamble Co                             10,900                  628,058
                                                             -------------------
                                                                      1,050,598
                                                             -------------------
Distribution & Wholesale (0.19%)
Tech Data Corp (b)                               7,250                  267,598
                                                             -------------------

Diversified Manufacturing Operations
(3.31%)
Cooper Industries Ltd                            2,025                  175,972
Crane Co                                         7,000                  287,070
Eaton Corp                                       5,850                  426,875
General Electric Co                             65,500                2,278,090
Ingersoll-Rand Co Ltd                            8,200                  342,678
SPX Corp                                        11,500                  614,330
Textron Inc                                      5,900                  551,001
                                                             -------------------
                                                                      4,676,016
                                                             -------------------
Electric - Integrated (3.33%)
American Electric Power Co Inc                  15,750                  535,815
Constellation Energy Group Inc                   2,100                  114,891
Dominion Resources Inc/VA                       16,100                1,111,383
Entergy Corp                                    12,050                  830,727
Exelon Corp                                      2,100                  111,090
FirstEnergy Corp                                14,400                  704,160
Northeast Utilities                             19,300                  376,929
Pinnacle West Capital Corp                      16,000                  625,600
Puget Energy Inc                                 1,300                   27,534
Wisconsin Energy Corp                            1,040                   41,590
Xcel Energy Inc                                 12,200                  221,430
                                                             -------------------
                                                                      4,701,149
                                                             -------------------
Electronic Components - Miscellaneous
(0.90%)
Celestica Inc (b)                               26,500                  303,425

Flextronics International Ltd (b)               40,000                  414,000
Sanmina-SCI Corp (b)                            67,100                  275,110
Solectron Corp (b)                              71,800                  287,200
                                                             -------------------
                                                                      1,279,735
                                                             -------------------
Electronic Components - Semiconductors
(0.69%)
Agere Systems Inc (b)                           24,770                  372,541
Intel Corp                                      31,200                  603,720
                                                             -------------------
                                                                        976,261
                                                             -------------------
Electronic Parts Distribution (0.20%)
Arrow Electronics Inc (b)                        9,000                  290,430
                                                             -------------------

Fiduciary Banks (0.56%)
Mellon Financial Corp                           22,400                  797,440
                                                             -------------------

Finance - Investment Banker & Broker
(9.55%)
Citigroup Inc                                  128,075                6,048,982
Goldman Sachs Group Inc                          5,100                  800,496
JPMorgan Chase & Co                             75,690                3,151,732
Lehman Brothers Holdings Inc                     4,600                  664,838
Merrill Lynch & Co Inc                          28,600                2,252,536
Morgan Stanley                                   9,200                  577,944
                                                             -------------------
                                                                     13,496,528
                                                             -------------------
Finance - Mortgage Loan/Banker (2.33%)
Fannie Mae                                      33,825                1,738,605
Freddie Mac                                     25,500                1,555,500
                                                             -------------------
                                                                      3,294,105
                                                             -------------------
Financial Guarantee Insurance (0.52%)
MBIA Inc                                         7,200                  432,936
MGIC Investment Corp                             4,500                  299,835
                                                             -------------------
                                                                        732,771
                                                             -------------------
Food - Canned (0.11%)
Del Monte Foods Co                              13,100                  155,366
                                                             -------------------

Food - Miscellaneous/Diversified (2.09%)
ConAgra Foods Inc                               33,800                  725,348
General Mills Inc                               15,600                  790,608
Kellogg Co                                      11,300                  497,652
Kraft Foods Inc (a)                              9,100                  275,821
Sara Lee Corp                                   25,000                  447,000
Unilever NV                                      3,100                  214,582
                                                             -------------------
                                                                      2,951,011
                                                             -------------------
Food - Retail (0.98%)
Kroger Co/The                                   37,500                  763,500
Safeway Inc                                     24,675                  619,836
                                                             -------------------
                                                                      1,383,336
                                                             -------------------
Food - Wholesale & Distribution (0.21%)
Supervalu Inc                                    9,700                  298,954
                                                             -------------------

Home Decoration Products (0.22%)
Newell Rubbermaid Inc                           12,100                  304,799
                                                             -------------------

Investment Management & Advisory
Services (0.20%)
Waddell & Reed Financial Inc                    12,200                  281,820
                                                             -------------------

Life & Health Insurance (1.23%)
Prudential Financial Inc                         8,300                  629,223

Torchmark Corp                                  10,200                  582,420
UnumProvident Corp (a)                          26,000                  532,480
                                                             -------------------
                                                                      1,744,123
                                                             -------------------
Medical - Drugs (5.47%)
Bristol-Myers Squibb Co                         14,250                  350,693
Eli Lilly & Co                                  12,700                  702,310
Merck & Co Inc                                  50,575                1,781,757
Pfizer Inc                                     186,300                4,642,596
Wyeth                                            5,300                  257,156
                                                             -------------------
                                                                      7,734,512
                                                             -------------------
Medical - Hospitals (0.20%)
HCA Inc (a)                                      4,000                  183,160
Tenet Healthcare Corp (b)                       13,200                   97,416
                                                             -------------------
                                                                        280,576
                                                             -------------------
Medical - Wholesale Drug Distribution
(0.31%)
AmerisourceBergen Corp                           9,000                  434,430
                                                             -------------------

Multi-line Insurance (5.48%)
ACE Ltd                                          5,000                  260,050
Allstate Corp/The                                9,900                  515,889
American International Group Inc                45,700                3,020,313
Genworth Financial Inc                          23,200                  775,576
Hartford Financial Services Group Inc           13,700                1,103,535
Metlife Inc                                     21,450                1,037,536
Old Republic International Corp                 20,300                  442,946
XL Capital Ltd                                   9,100                  583,401
                                                             -------------------
                                                                      7,739,246
                                                             -------------------
Multimedia (2.33%)
Time Warner Inc                                122,800                2,061,812
Viacom Inc (b)                                  19,287                  748,336
Walt Disney Co                                  17,300                  482,497
                                                             -------------------
                                                                      3,292,645
                                                             -------------------
Networking Products (0.10%)
Cisco Systems Inc (b)                            6,600                  143,022
                                                             -------------------

Oil & Gas Drilling (2.67%)
Diamond Offshore Drilling Inc (a)               11,000                  984,500
ENSCO International Inc                         14,500                  746,025
GlobalSantaFe Corp                              12,300                  747,225
Noble Corp                                       8,300                  673,130
Rowan Cos Inc                                   14,100                  619,836
                                                             -------------------
                                                                      3,770,716
                                                             -------------------
Oil Company - Integrated (10.15%)
BP PLC ADR (a)                                   8,500                  585,990
Chevron Corp                                    31,350                1,817,359
ConocoPhillips (a)                              27,800                1,755,570
Exxon Mobil Corp                               125,300                7,625,758
Marathon Oil Corp                               14,900                1,134,933
Occidental Petroleum Corp                        9,500                  880,175
Total SA ADR                                     4,100                  540,093
                                                             -------------------
                                                                     14,339,878
                                                             -------------------
Paper & Related Products (0.20%)
Smurfit-Stone Container Corp (b)                21,200                  287,684
                                                             -------------------


Power Converter & Supply Equipment
(0.14%)
Hubbell Inc                                      3,900                  199,914
                                                             -------------------

Property & Casualty Insurance (1.28%)
Chubb Corp                                       5,425                  517,762
St Paul Travelers Cos Inc/The                   30,813                1,287,675
                                                             -------------------
                                                                      1,805,437
                                                             -------------------
Quarrying (0.47%)
Vulcan Materials Co                              7,625                  660,706
                                                             -------------------

Regional Banks (9.75%)
Bank of America Corp                           113,736                5,179,537
Comerica Inc                                    15,500                  898,535
Huntington Bancshares Inc/OH                    35,375                  853,599
Keycorp                                          9,175                  337,640
National City Corp                              31,825                1,110,692
PNC Financial Services Group Inc                 5,500                  370,205
SunTrust Banks Inc                               9,975                  725,781
US Bancorp                                      26,200                  799,100
Wachovia Corp                                   46,950                2,631,548
Wells Fargo & Co                                13,750                  878,213
                                                             -------------------
                                                                     13,784,850
                                                             -------------------
Reinsurance (0.50%)
PartnerRe Ltd (a)                                4,700                  291,823
RenaissanceRe Holdings Ltd                       9,500                  414,390
                                                             -------------------
                                                                        706,213
                                                             -------------------
Retail - Apparel & Shoe (0.64%)
Gap Inc/The                                      9,100                  169,988
Ltd Brands                                      23,900                  584,594
Nordstrom Inc                                    3,700                  144,966
                                                             -------------------
                                                                        899,548
                                                             -------------------
Retail - Discount (0.27%)
Target Corp                                      7,300                  379,673
                                                             -------------------

Retail - Office Supplies (0.70%)
Office Depot Inc (b)                            26,775                  997,101
                                                             -------------------

Retail - Restaurants (1.05%)
McDonald's Corp                                 43,300                1,487,788
                                                             -------------------

Rubber - Tires (0.06%)
Cooper Tire & Rubber Co (a)                      5,800                   83,172
                                                             -------------------

Savings & Loans - Thrifts (0.91%)
Astoria Financial Corp                           7,650                  236,844
Washington Mutual Inc (a)                       24,475                1,043,124
                                                             -------------------
                                                                      1,279,968
                                                             -------------------
Telecommunication Equipment (0.63%)
ADC Telecommunications Inc (b)                  16,514                  422,593
Tellabs Inc (b)                                 29,200                  464,280
                                                             -------------------
                                                                        886,873
                                                             -------------------
Telecommunication Equipment - Fiber
Optics (0.37%)
Corning Inc (b)                                 19,300                  519,363
                                                             -------------------

Telephone - Integrated (5.99%)
AT&T Inc (a)                                   108,900                2,944,656

BellSouth Corp                                  34,300                1,188,495
Sprint Nextel Corp                              64,100                1,656,344
Verizon Communications Inc                      78,500                2,673,710
                                                             -------------------
                                                                      8,463,205
                                                             -------------------
Television (0.65%)
CBS Corp                                        38,387                  920,520
                                                             -------------------

Tobacco (2.16%)
Altria Group Inc                                36,000                2,550,960
UST Inc                                         12,100                  503,360
                                                             -------------------
                                                                      3,054,320
                                                             -------------------
Toys (0.26%)
Mattel Inc                                      20,300                  368,039
                                                             -------------------

Transport - Rail (1.30%)
CSX Corp                                        13,000                  777,400
Norfolk Southern Corp                           19,600                1,059,772
                                                             -------------------
                                                                      1,837,172
                                                             -------------------
Wireless Equipment (1.13%)
American Tower Corp (a)(b)                       8,000                  242,560
Crown Castle International Corp (b)             23,500                  666,225
Nokia OYJ ADR                                   33,300                  689,976
                                                             -------------------
                                                                      1,598,761
                                                             -------------------
TOTAL COMMON STOCKS                                         $       136,058,504
                                                             -------------------
                                              Principal
                                               Amount                Value
                                              ----------------------------------
MONEY MARKET FUNDS (9.26%)
BNY Institutional Cash Reserve Fund (c)     13,082,000               13,082,000
                                                             -------------------
TOTAL MONEY MARKET FUNDS                                    $        13,082,000
                                                             -------------------
Total Investments                                           $       149,140,504
Liabilities in Excess of Other Assets,                              (7,810,775)
Net - (5.53)%
                                                             -------------------
TOTAL NET ASSETS - 100.00%                                  $       141,329,729
                                                             ===================
                                                             -------------------

                                                             ===================

(a)      Security or a portion of the security was on loan at the end of the period.
(b)      Non-Income Producing Security
(c)      Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $       21,627,038
Unrealized Depreciation                                    (3,840,574)
                                                     ------------------
Net Unrealized Appreciation (Depreciation)                  17,786,464
Cost for federal income tax purposes                       131,354,040


Portfolio Summary (unaudited)
-----------------------------------------------------------------------
Sector                                                         Percent
-----------------------------------------------------------------------
Financial                                                       42.46%
Consumer,                                                       15.07%
Non-cyclical
Energy                                                          12.81%
Communications                                                  12.36%
Industrial                                                       8.49%
Consumer, Cyclical                                               5.31%
Technology                                                       3.87%
Utilities                                                        3.33%
Basic Materials                                                  1.83%
Liabilities in                                                (-5.53%)
Excess of Other
Assets, Net
                                                 ----------------------
TOTAL NET ASSETS                                               100.00%
                                                 ======================



Schedule of Investments
March 31, 2006 (unaudited)
Principal LifeTime 2010 Account
                                                            Shares
                                                             Held                    Value
                                                     -----------------------------------------------
INVESTMENT COMPANIES (99.21%)

Principal Variable Contracts Fund, Inc. (99.21%)
Bond Account (a)                                                  564,818   $             6,489,754
Capital Value Account (a)                                          15,954                   526,789
Diversified International Account (a)                              55,507                 1,002,458
Equity Income Account (a)                                         105,437                 1,076,512
LargeCap Growth Equity Account (a)                                281,731                 1,357,943
LargeCap Stock Index Account (a)                                  184,541                 1,736,530
LargeCap Value Account (a)                                         69,177                   877,169
Money Market Account (a)                                        1,818,966                 1,818,966
Real Estate Securities Account (a)                                 72,215                 1,604,607
SmallCap Account (a)                                               69,033                   733,818
                                                                             -----------------------
                                                                                         17,224,546
                                                                             -----------------------
TOTAL INVESTMENT COMPANIES                                                  $            17,224,546
                                                                             -----------------------
Total Investments                                                           $            17,224,546
Other Assets in Excess of Liabilities, Net - 0.79%                                          136,344
                                                                             -----------------------
TOTAL NET ASSETS - 100.00%                                                  $            17,360,890
                                                                             =======================
                                                                             -----------------------

                                                                             =======================

(a)   Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $           584,741
Unrealized Depreciation                                       (244,163)
                                                     -------------------
Net Unrealized Appreciation (Depreciation)                      340,578
Cost for federal income tax purposes                         16,883,968


Portfolio Summary (unaudited)
------------------------------------------------------------------------
Fund Type                                                       Percent
------------------------------------------------------------------------
Domestic Equity                                                  45.58%
Funds
Fixed Income Funds                                               37.38%
Money Market Funds                                               10.48%
International                                                     5.77%
Equity Funds
Other Assets in                                                   0.79%
Excess of
Liabilities, Net
                                                  ----------------------
TOTAL NET ASSETS                                                100.00%
                                                  ======================

Affiliated Securities (on a U.S. federal tax basis)

                                      December 31, 2005          Purchases                 Sales                  March 31, 2006
                                  --------------------------------------------------------------------------------------------------
                                    Shares       Cost        Shares      Cost        Shares       Proceeds      Shares       Cost
                                  -----------  ---------------------   ---------- ----------      ----------   ----------  ---------
Bond Account                         416,644  $4,974,443    151,221   $1,778,484      3,047      $   35,522      564,818  $6,717,409
Capital Value Account                 11,222     376,920      4,811      161,554         79           2,664       15,954     535,812
Diversified International Account     42,708     636,114     13,051      229,078        252           4,441       55,507     860,754

Equity Income Account                 80,696     763,710     25,265      254,735        524           5,328      105,437   1,013,131
LargeCap Growth Equity Account       219,028   1,012,609     64,169      309,188      1,466           7,104      281,731   1,314,694

LargeCap Stock Index Account         141,939   1,261,360     43,544      407,165        942           8,881      184,541   1,659,647
LargeCap Value Account                52,358     634,168     17,167      217,437        348           4,439       69,177     847,168
Money Market Account               1,387,579   1,387,579    441,155      441,155      9,768           9,768    1,818,966   1,818,966
Real Estate Securities Account        53,700   1,028,456     18,841      399,477        326           7,104       72,215   1,420,857
SmallCap Account                      50,700     504,542     18,675      194,540        342           3,553       69,033     695,531
                                               ----------              ----------                 ----------             ----------
                                              $12,579,901             $4,392,813                 $   88,804              $16,883,969
                                               ==========              ==========                 ==========             ===========
                                                                                                                         -----------

                                             Income Distribution from         Realized Gain/Loss       Realized Gain/Loss from
                                            Other Investment Companies          on Investments        Other Investment Companies
                                        ------------------------------    ----------------------   ---------------------------
Bond Account                           $                      232,668    $                    4   $                         -
Capital Value Account                                          19,582                         2                        26,036
Diversified International Account                              10,878                         3                        24,973

Equity Income Account                                          22,863                        14                             -
LargeCap Growth Equity Account                                     25                         1                             -

LargeCap Stock Index Account                                   20,711                         3                             -
LargeCap Value Account                                          9,769                         2                        14,442
Money Market Account                                           15,977                         -                             -
Real Estate Securities Account                                 25,374                        28                        64,940
SmallCap Account                                               15,007                         2                        24,951
                                        ------------------------------    ----------------------   ---------------------------
                                       $                      372,854    $                   59   $                   155,342
                                        ==============================    ======================   ===========================


Schedule of Investments
March 31, 2006 (unaudited)
Principal LifeTime 2020 Account
                                                                Shares
                                                                 Held                    Value
                                                         ----------------------------------------------
INVESTMENT COMPANIES (100.38%)

Principal Variable Contracts Fund, Inc. (100.38%)
Bond Account (a)                                                    1,179,733   $           13,555,129
Capital Value Account (a)                                              90,495                2,988,145
Diversified International Account (a)                                 227,351                4,105,965
Equity Income Account (a)                                             243,827                2,489,471
LargeCap Growth Equity Account (a)                                    470,405                2,267,350
LargeCap Stock Index Account (a)                                      722,748                6,801,061
LargeCap Value Account (a)                                            178,888                2,268,304
Real Estate Securities Account (a)                                    173,640                3,858,289
SmallCap Account (a)                                                   80,512                  855,839
SmallCap Growth Account (a)(b)                                         57,758                  649,776
SmallCap Value Account (a)                                             36,195                  645,355
                                                                                 ----------------------
                                                                                            40,484,684
                                                                                 ----------------------
TOTAL INVESTMENT COMPANIES                                                      $           40,484,684
                                                                                 ----------------------
Total Investments                                                               $           40,484,684
Liabilities in Excess of Other Assets, Net - (0.38)%                                         (152,578)
                                                                                 ----------------------
TOTAL NET ASSETS - 100.00%                                                      $           40,332,106
                                                                                 ======================
                                                                                 ----------------------

                                                                                 ======================

(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $        1,678,900
Unrealized Depreciation                                      (505,907)
                                                     ------------------
Net Unrealized Appreciation (Depreciation)                   1,172,993
Cost for federal income tax purposes                        39,311,691


Portfolio Summary (unaudited)
-----------------------------------------------------------------------
Fund Type                                                      Percent
-----------------------------------------------------------------------
Domestic Equity Funds                                           56.59%
Fixed Income Funds                                              33.61%
International Equity Funds                                      10.18%
Liabilities in Excess of Other                                (-0.38%)
Assets, Net
                                                 ----------------------
TOTAL NET ASSETS                                               100.00%
                                                 ======================


Affiliated Securities (on a U.S. federal tax basis)

                                  December 31, 2005          Purchases                   Sales                  March 31, 2006
                                --------------------------------------------------------------------------------------------------
                                Shares      Cost       Shares        Cost         Shares     Proceeds      Shares         Cost
                                -------   ---------- ---------    ------------  ----------   ----------   ----------   -----------
Bond Account                    766,212  $9,144,357   415,257    $  4,859,422     1,736    $   20,634    1,179,733   $13,983,145

Capital Value Account           55,999    1,884,947    34,619       1,152,171       123         4,299       90,495     3,032,831
Diversified International       156,562   2,331,394    71,082       1,239,463       293         5,159      227,351     3,565,699
Account

Equity Income Account           165,939   1,568,935    78,227         785,485       339         3,440      243,827     2,350,991
LargeCap Growth Equity Account  330,331   1,530,774   140,718         676,821       644         3,151      470,405     2,204,452

LargeCap Stock Index Account    491,614   4,380,535   232,164       2,163,928     1,030         9,744      722,748     6,534,739
LargeCap Value Account          121,003   1,466,280    58,131         732,774       246         3,152      178,888     2,195,911
Real Estate Securities Account  114,869   2,207,644    58,994       1,240,337       223         4,871      173,640     3,443,158
SmallCap Account                52,742      522,705    27,878         287,775       108         1,147       80,512       809,341
SmallCap Growth Account         40,517      384,907    17,321         184,577        80           859       57,758       568,635
SmallCap Value Account          22,625      387,120    13,617         236,522        47           859       36,195       622,791
                                          ----------              ------------              ----------                -----------
                                         $25,809,598             $ 13,559,275              $   57,315                $39,311,693
                                          ==========              ============              ==========                ===========


                                 Income Distribution from         Realized Gain/Loss          Realized Gain/Loss from
                                Other Investment Companies          on Investments          Other Investment Companies
                                ---------------------------    --------------------------   ----------------------------
Bond Account                   $                   429,563    $                        -   $                          -
Capital Value Account                               98,423                            12                        130,861
Diversified International                           40,051                             1                         91,948
Account

Equity Income Account                               47,175                            11                              -
LargeCap Growth Equity Account                          37                             8                              -

LargeCap Stock Index Account                        72,050                            20                              -
LargeCap Value Account                              22,591                             9                         33,398
Real Estate Securities Account                      54,616                            48                        139,782
SmallCap Account                                    15,651                             8                         26,021
SmallCap Growth Account                                  -                            10                              -
SmallCap Value Account                               5,640                             8                         46,305
                                ---------------------------    --------------------------   ----------------------------
                               $                   785,797    $                      135   $                    468,315
                                ===========================    ==========================   ============================



Schedule of Investments
March 31, 2006 (unaudited)
Principal LifeTime 2030 Account
                                                             Shares
                                                              Held                     Value
                                                      ------------------------------------------------
INVESTMENT COMPANIES (99.77%)

Principal Variable Contracts Fund, Inc. (99.77%)
Bond Account (a)                                                    126,106   $             1,448,953
Capital Value Account (a)                                             9,198                   303,707
Diversified International Account (a)                                35,336                   638,171
Equity Income Account (a)                                            30,146                   307,789
LargeCap Growth Equity Account (a)                                  175,991                   848,276
LargeCap Stock Index Account (a)                                    117,884                 1,109,290
LargeCap Value Account (a)                                           43,102                   546,529
Real Estate Securities Account (a)                                   21,187                   470,770
SmallCap Account (a)                                                 11,884                   126,331
SmallCap Growth Account (a)(b)                                       11,469                   129,029
SmallCap Value Account (a)                                            7,158                   127,634
                                                                               -----------------------
                                                                                            6,056,479
                                                                               -----------------------
TOTAL INVESTMENT COMPANIES                                                    $             6,056,479
                                                                               -----------------------
Total Investments                                                             $             6,056,479
Other Assets in Excess of Liabilities, Net - 0.23%                                             13,762
                                                                               -----------------------
TOTAL NET ASSETS - 100.00%                                                    $             6,070,241
                                                                               =======================
                                                                               -----------------------

                                                                               =======================

(a)   Affiliated Security
(b)   Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $          247,724
Unrealized Depreciation                                    (62,201)
                                                  ------------------
Net Unrealized Appreciation (Depreciation)                  185,523
Cost for federal income tax purposes                      5,870,956


Portfolio Summary (unaudited)
--------------------------------------------------------------------
Fund Type                                                   Percent
--------------------------------------------------------------------
Domestic Equity                                              65.39%
Funds
Fixed Income Funds                                           23.87%
International                                                10.51%
Equity Funds
Other Assets in                                               0.23%
Excess of
Liabilities, Net
                                              ----------------------
TOTAL NET ASSETS                                            100.00%
                                              ======================


Affiliated Securities (on a U.S. federal tax basis)

                                       December 31, 2005           Purchases                    Sales              March 31, 2006
                                     -----------------------------------------------------------------------------------------------
                                     Shares          Cost       Shares       Cost        Shares    Proceeds     Shares       Cost
                                     --------      ----------- --------  -------------  -------- -----------  ---------    ---------
Bond Account                             80,339   $ 960,502      47,981 $    563,941      2,214  $   25,600    126,106  $ 1,498,843
Capital Value Account                     5,622     189,233       3,728      125,614        152       5,019      9,198      309,829
Diversified International Account        23,748     356,875      12,135      213,446        547       9,537     35,336      560,798

Equity Income Account                    20,033     189,800      10,611      107,213        498       5,019     30,146      291,995
LargeCap Growth Equity Account           118,190    547,748      60,828      293,283      3,027      14,556    175,991      826,475

LargeCap Stock Index Account             78,608     700,752      41,261      386,472      1,985      18,573    117,884    1,068,652
LargeCap Value Account                   28,362     344,449      15,455      196,075        715       9,035     43,102      531,490
Real Estate Securities Account           13,735     264,986       7,782      166,332        330       7,028     21,187      424,296
SmallCap Account                          7,590      75,635       4,491       46,859        197       2,007     11,884      120,487
SmallCap Growth Account                   7,878      75,098       3,778       40,451        187       2,007     11,469      113,548
SmallCap Value Account                    4,374      75,381       2,901       51,170        117       2,008      7,158      124,543
                                                   ---------             ------------             ----------             -----------
                                                  $3,780,459            $  2,190,856             $  100,389             $ 5,870,956
                                                   =========             ============             ==========             ===========



                                            Income Distribution from       Realized Gain/Loss        Realized Gain/Loss from
                                           Other Investment Companies        on Investments        Other Investment Companies
                                       ----------------------------    ------------------------   ---------------------------
Bond Account                          $                     48,192    $                      -   $                          -
Capital Value Account                                       10,511                           1                         13,976
Diversified International Account                            6,464                          14                         14,840

Equity Income Account                                        6,086                           1                              -
LargeCap Growth Equity Account                                  14                           -                              -

LargeCap Stock Index Account                                12,302                           1                              -
LargeCap Value Account                                       5,667                           1                          8,378
Real Estate Securities Account                               6,955                           6                         17,799
SmallCap Account                                             2,407                           -                          4,002
SmallCap Growth Account                                          -                           6                              -
SmallCap Value Account                                       1,164                           -                          9,555
                                       ----------------------------    ------------------------   ---------------------------
                                      $                     99,762    $                     30   $                     68,550
                                       ============================    ========================   ===========================




Schedule of Investments
March 31, 2006 (unaudited)
Principal LifeTime 2040 Account
                                                   Shares
                                                    Held         Value
                                              -----------------------------------
INVESTMENT COMPANIES (98.76%)

Principal Variable Contracts Fund, Inc.
(98.76%)
Bond Account (a)                                 41,217        $     473,581
Capital Value Account (a)                         5,277              174,260
Diversified International Account (a)            21,660              391,179
Equity Income Account (a)                         7,634               77,941
LargeCap Growth Equity Account (a)               93,237              449,402
LargeCap Stock Index Account (a)                 65,692              618,164
LargeCap Value Account (a)                       25,042              317,530
Real Estate Securities Account (a)                6,709              149,080
SmallCap Account (a)                              9,970              105,981
SmallCap Growth Account (a)(b)                    6,874               77,337
SmallCap Value Account (a)                        4,332               77,240
                                                                -------------
                                                                   2,911,695
                                                                -------------
TOTAL INVESTMENT COMPANIES                                     $   2,911,695
                                                                -------------
Total Investments                                              $   2,911,695
Other Assets in Excess of Liabilities, Net -                          36,598
1.24%
                                                                -------------
TOTAL NET ASSETS - 100.00%                                     $   2,948,293
                                                                =============
                                                                -------------

                                                                =============

(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $           161,594
Unrealized Depreciation                                      (19,832)
                                                   -------------------
Net Unrealized Appreciation (Depreciation)                    141,762
Cost for federal income tax purposes                        2,769,933


Portfolio Summary (unaudited)
----------------------------------------------------------------------
Fund Type                                                     Percent
----------------------------------------------------------------------
Domestic                                                       69.43%
Equity Funds
Fixed Income                                                   16.06%
Funds
International                                                  13.27%
Equity Funds
Other Assets                                                    1.24%
in Excess of
Liabilities,
Net
                                               -----------------------
TOTAL NET                                                     100.00%
ASSETS
                                               =======================




Affiliated Securities (on a U.S. federal tax basis)

                                        December 31, 2005            Purchases                 Sales               March 31, 2006
                                    ------------------------------------------------------------------------------------------------
                                      Shares        Cost          Shares       Cost       Shares   Proceeds      Shares      Cost
                                      --------    ---------    --------- ------------------------ ----------   ---------  ----------
Bond Account                          26,131       $311,714      16,931   $  197,582        1,845  $   21,287   41,217   $  488,009
Capital Value Account                  3,261        107,690       2,233       74,165          217       7,096    5,277      174,763
Diversified International Account     14,762        215,613       7,718      134,345          820      14,191   21,660      335,780

Equity Income Account                  5,257         48,670       2,671       26,888          294       2,956    7,634       72,602
LargeCap Growth Equity Account        63,457        290,180      33,726      162,711        3,946      18,922   93,237      433,970

LargeCap Stock Index Account          44,338        389,617      24,077      225,048        2,723      25,426   65,692      589,240
LargeCap Value Account                16,611        198,626       9,464      119,484        1,033      13,009   25,042      305,105
Real Estate Securities Account         4,441         83,313       2,518       53,168          250       5,322    6,709      131,179
SmallCap Account                       6,438         62,255       3,939       40,628          407       4,139    9,970       98,746
SmallCap Growth Account                4,775         44,326       2,375       25,422          276       2,957    6,874       66,806
SmallCap Value Account                 2,687         45,173       1,818       31,517          173       2,956    4,332       73,734
                                                 ----------              ------------              ----------            ----------
                                                 $1,797,177              $ 1,090,958               $  118,261            $2,769,934
                                                 ==========              ============              ==========            ==========





                             Income Distribution                Realized Gain/Loss     Realized Gain/Loss from
                                     from
                               Other Investment                   on Investments      Other Investment Companies
                                  Companies
                            -----------------------    ------------------------     -----------------------------
Bond Account                        $  14,540             $                 -       $                          -
Capital Value Account                   5,645                               4                              7,506
Diversified International               3,737                              13                              8,580
Account

Equity Income Account                   1,466                               -                                 -
LargeCap Growth Equity Account              7                               1                                 -

LargeCap Stock Index Account            6,415                               1                                 -
LargeCap Value Account                  3,077                               4                             4,548
Real Estate Securities Account          2,081                              20                             5,326
SmallCap Account                        1,892                               2                             3,145
SmallCap Growth Account                     -                              15                                 -
SmallCap Value Account                    662                               -                             5,433
                         ---------------------         -----------------------           ----------------------
                                    $  39,522             $                60           $               34,538
                         =====================         =======================           ======================


Schedule of Investments
March 31, 2006 (unaudited)
Principal LifeTime 2050 Account
                                                         Shares
                                                          Held           Value
                                                     ------------------------------
INVESTMENT COMPANIES (99.79%)

Principal Variable Contracts Fund, Inc. (99.79%)
Bond Account (a)                                             11,510  $     132,249
Capital Value Account (a)                                     3,113        102,783
Diversified International Account (a)                        13,462        243,127
Equity Income Account (a)                                     3,136         32,016
LargeCap Growth Equity Account (a)                           59,748        287,983
LargeCap Stock Index Account (a)                             41,215        387,829
LargeCap Value Account (a)                                   15,414        195,449
Real Estate Securities Account (a)                            1,599         35,534
SmallCap Account (a)                                          6,179         65,683
SmallCap Growth Account (a)(b)                                4,498         50,599
SmallCap Value Account (a)                                    2,811         50,116
                                                                      -------------
                                                                         1,583,368
                                                                      -------------
TOTAL INVESTMENT COMPANIES                                           $   1,583,368
                                                                      -------------
Total Investments                                                    $   1,583,368
Other Assets in Excess of Liabilities, Net - 0.21%                           3,338
                                                                      -------------
TOTAL NET ASSETS - 100.00%                                           $   1,586,706
                                                                      =============
                                                                      -------------

                                                                      =============

(a)  Affiliated Security
(b)  Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $            79,304
Unrealized Depreciation                                      (8,163)
                                                  -------------------
Net Unrealized Appreciation (Depreciation)                    71,141
Cost for federal income tax purposes                       1,512,227


Portfolio Summary (unaudited)
---------------------------------------------------------------------
Fund Type                                                    Percent
---------------------------------------------------------------------
Domestic Equity Funds                                         76.13%
International Equity Funds                                    15.32%
Fixed Income Funds                                             8.34%
Other Assets in Excess of Liabilities, Net                     0.21%
                                              -----------------------
TOTAL NET ASSETS                                             100.00%
                                              =======================



Affiliated Securities (on a U.S. federal tax basis)

                                      December 31, 2005                Purchases               Sales              March 31, 2006
                               -----------------------------------------------------------------------------------------------------
                                   Shares          Cost           Shares        Cost     Shares    Proceeds     Shares      Cost
                               -----------------------------------------------------------------------------------------------------
Bond Account                         8,110   $       96,933     5,038       $   58,628   1,638     $  18,959     11,510   $ 136,605
Capital Value Account                2,099           70,413     1,431           47,398     417        13,692      3,113     104,206
Diversified International            9,885          149,701     5,303           92,492   1,726        29,492     13,462     212,821
Account

Equity Income Account                2,295           21,713     1,261           12,692     420         4,214      3,136      30,205
LargeCap Growth Equity Account      44,282          205,450    23,813          114,641   8,347        40,024     59,748     280,106

LargeCap Stock Index Account        30,267          269,946    16,603          155,074   5,655        52,662     41,215     372,489
LargeCap Value Account              11,139          135,226     6,373           80,363   2,098        26,331     15,414     189,302
Real Estate Securities Account       1,141           22,073       658           13,915     200         4,212      1,599      31,825
SmallCap Account                     4,348           42,994     2,663           27,424     832         8,426      6,179      62,017
SmallCap Growth Account              3,404           32,321     1,690           18,101     596         6,321      4,498      44,129
SmallCap Value Account               1,896           32,569     1,286           22,263     371         6,319      2,811      48,522
                                              -------------                  ----------             ---------              ---------
                                             $    1,079,339                 $  642,991             $ 210,652              $1,512,227
                                              =============                  ==========             =========              =========




                                      Income Distribution from        Realized Gain/Loss     Realized Gain/Loss from
                                     Other Investment Companies         on Investments      Other Investment Companies
                                       ---------------------        ---------------------        ---------------
Bond Account                          $               4,327        $                   3        $             -
Capital Value Account                                 3,511                           87                  4,669
Diversified International Account                     2,434                          120                  5,588

Equity Income Account                                   624                           14                      -
LargeCap Growth Equity Account                            5                           39                      -

LargeCap Stock Index Account                          4,237                          131                      -
LargeCap Value Account                                1,995                           44                  2,949
Real Estate Securities Account                          519                           49                  1,329
SmallCap Account                                      1,236                           25                  2,055
SmallCap Growth Account                                   -                           28                      -
SmallCap Value Account                                  452                            9                  3,710
                                       ---------------------        ---------------------        ---------------
                                      $              19,340        $                 549        $        20,300
                                       =====================        =====================        ===============


Schedule of Investments
March 31, 2006 (unaudited)
Principal LifeTime Strategic Income Account
                                                        Shares
                                                         Held            Value
                                                    -------------------------------
INVESTMENT COMPANIES (100.04%)

Principal Variable Contracts Fund, Inc. (100.04%)
Bond Account (a)                                           283,443  $    3,256,765
Capital Value Account (a)                                    3,715         122,663
Diversified International Account (a)                       15,708         283,684
Equity Income Account (a)                                   49,267         503,016
LargeCap Growth Equity Account (a)                          65,806         317,183
LargeCap Stock Index Account (a)                            47,241         444,537
LargeCap Value Account (a)                                  18,968         240,519
Money Market Account (a)                                 1,849,130       1,849,130
Real Estate Securities Account (a)                          35,395         786,477
SmallCap Account (a)                                        16,008         170,167
                                                                     --------------
                                                                         7,974,141
                                                                     --------------
TOTAL INVESTMENT COMPANIES                                          $    7,974,141
                                                                     --------------
Total Investments                                                   $    7,974,141
Liabilities in Excess of Other Assets, Net - (0.04)%                       (3,342)
                                                                     --------------
TOTAL NET ASSETS - 100.00%                                          $    7,970,799
                                                                     ==============
                                                                     --------------

                                                                     ==============

(a)              Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $           229,284
Unrealized Depreciation                                       (94,337)
                                                    -------------------
Net Unrealized Appreciation (Depreciation)                     134,947
Cost for federal income tax purposes                         7,839,194


Portfolio Summary (unaudited)
-----------------------------------------------------------------------
Fund Type                                                      Percent
-----------------------------------------------------------------------
Fixed Income Funds                                              40.86%
Domestic Equity Funds                                           32.42%
Money Market Funds                                              23.20%
International Equity Funds                                       3.56%
Liabilities in Excess of Other Assets, Net                    (-0.04%)
                                                   --------------------
TOTAL NET ASSETS                                               100.00%
                                                   ====================



Affiliated Securities (on a U.S. federal tax basis)

                                    December 31, 2005               Purchases                   Sales             March 31, 2006
                             -------------------------------------------------------------------------------------------------------
                              Shares           Cost            Shares       Cost          Shares    Proceeds    Shares       Cost
                             -------------------------------------------------------------------------------------------------------
Bond Account                   188,513    $  2,244,160         108,203  $ 1,261,654        13,273  $ 157,165    283,443  $3,348,654
Capital Value Account            2,376          79,223           1,496       49,601           157      5,482      3,715     123,374
Diversified International       11,131         163,228           5,191       89,983           614     10,966     15,708     242,386
Account

Equity Income Account           34,378         321,822          17,044      171,506         2,155     21,930     49,267     471,549
LargeCap Growth Equity          46,381         213,960          22,425      108,291         3,000     14,621     65,806     307,679
Account

LargeCap Stock Index Account    32,980         291,253          16,387      153,371         2,126     20,103     47,241     424,618
LargeCap Value Account          12,950         156,064           6,872       86,798           854     10,965     18,968     231,951
Money Market Account         1,271,948       1,271,948         664,902      664,902        87,720     87,720  1,849,130   1,849,130
Real Estate Securities          24,595         454,302          12,136      255,171         1,336     29,240     35,395     680,650
Account
SmallCap Account                10,676         104,436           6,019       61,995           687      7,310     16,008     159,202
                                           ------------                 -----------                ---------             ----------
                                          $  5,300,396                  $ 2,903,272                $ 365,502             $7,839,193
                                          =============                 ===========                =========             ==========


                                Income Distribution from     Realized Gain/Loss   Realized Gain/Loss from
                               Other Investment Companies      on Investments    Other Investment Companies
                                    -------------------     -------------------     -------------------
Bond Account                       $            97,579     $                 5     $                 -
Capital Value Account                            3,861                      32                   5,133
Diversified International Account                2,660                     141                   6,108

Equity Income Account                            9,077                     151                       -
LargeCap Growth Equity Account                       5                      49                       -

LargeCap Stock Index Account                     4,478                      97                       -
LargeCap Value Account                           2,253                      54                   3,331
Money Market Account                            15,134                       -                       -
Real Estate Securities Account                  10,844                     417                  27,755
SmallCap Account                                 2,949                      81                   4,903
                                    -------------------     -------------------     -------------------
                                   $           148,840     $             1,027     $            47,230
                                    ===================     ===================     ===================



Schedule of Investments
March 31, 2006 (unaudited)
MidCap Account
                                                     Shares
                                                      Held              Value
                                              ----------------------------------
COMMON STOCKS (99.52%)
Aerospace & Defense Equipment (0.93%)
Alliant Techsystems Inc (a)                          52,217      $     4,029,586
                                                                  --------------

Agricultural Operations (0.75%)
Delta & Pine Land Co                                107,454            3,240,813
                                                                  --------------

Applications Software (1.22%)
Intuit Inc (a)                                       99,889            5,313,096
                                                                  --------------

Broadcasting Services & Programming
(4.09%)
Discovery Holding Co (a)(b)                         320,584            4,808,760
Liberty Global Inc - A Shares (a)(b)                 73,530            1,505,159
Liberty Global Inc - B Shares (a)                   130,964            2,586,539
Liberty Media Corp (a)                            1,079,193            8,860,175
                                                                  --------------
                                                                      17,760,633
                                                                  --------------
Canada (0.53%)
Onex Corp (a)                                       124,968            2,303,160
                                                                  --------------

Casino Hotels (1.88%)
Harrah's Entertainment Inc                          104,908            8,178,628
                                                                  --------------

Casino Services (1.26%)
International Game Technology                       155,808            5,487,558
                                                                  --------------

Coal (0.44%)
International Coal Group Inc (a)                    195,782            1,906,917
                                                                  --------------

Commercial Banks (5.34%)
Commerce Bancorp Inc/NJ                              80,652            2,955,896
M&T Bank Corp (b)                                    39,037            4,455,683
North Fork Bancorporation Inc                       210,731            6,075,375
TCF Financial Corp                                  377,540            9,721,655
                                                                  --------------
                                                                      23,208,609
                                                                  --------------
Commercial Services (3.15%)
Arbitron Inc                                        126,496            4,278,095
ChoicePoint Inc (a)                                  76,725            3,433,444
ServiceMaster Co/The                                216,849            2,845,059
Weight Watchers International Inc                    60,771            3,123,629
                                                                  --------------
                                                                      13,680,227
                                                                  --------------
Commercial Services - Finance (0.74%)
Paychex Inc                                          76,913            3,204,196
                                                                  --------------

Computer Services (0.75%)
Reynolds & Reynolds Co/The                          115,229            3,272,504
                                                                  --------------

Computers - Integrated Systems (2.57%)
Diebold Inc                                          35,909            1,475,860
NCR Corp (a)                                        231,478            9,673,465
                                                                  --------------
                                                                      11,149,325
                                                                  --------------

Data Processing & Management (2.66%)
Automatic Data Processing Inc                       115,957            5,296,916
Fidelity National Information Services              106,958            4,337,147
SEI Investments Co                                   47,608            1,929,552
                                                                  --------------
                                                                      11,563,615
                                                                  --------------
Dental Supplies & Equipment (1.63%)
Dentsply International Inc                          121,761            7,080,402
                                                                  --------------

Diversified Manufacturing Operations
(1.04%)
Dover Corp                                           92,670            4,500,055
                                                                  --------------

Diversified Operations & Commercial
Services (1.42%)
Aramark Corp                                        208,314            6,153,596
                                                                  --------------

Electric - Integrated (1.48%)
Ameren Corp                                          79,423            3,956,854
SCANA Corp                                           63,303            2,484,010
                                                                  --------------
                                                                       6,440,864
                                                                  --------------
Electronic Components - Miscellaneous
(2.11%)
Gentex Corp                                         524,586            9,159,272
                                                                  --------------

Financial Guarantee Insurance (1.19%)
AMBAC Financial Group Inc                            65,082            5,180,527
                                                                  --------------

Food - Canned (1.11%)
Del Monte Foods Co                                  406,769            4,824,280
                                                                  --------------

Food - Wholesale & Distribution (1.24%)
Sysco Corp                                          167,834            5,379,080
                                                                  --------------

Gold Mining (1.68%)
Newmont Mining Corp                                 141,015            7,317,268
                                                                  --------------

Insurance Brokers (1.73%)
AON Corp                                            110,641            4,592,708
Marsh & McLennan Cos Inc                             99,026            2,907,403
                                                                  --------------
                                                                       7,500,111
                                                                  --------------
Investment Management & Advisory
Services (0.95%)
Eaton Vance Corp (b)                                 66,417            1,818,497
Nuveen Investments Inc                               48,171            2,319,434
                                                                  --------------
                                                                       4,137,931
                                                                  --------------
Life & Health Insurance (1.10%)
Aflac Inc                                           105,537            4,762,885
                                                                  --------------

Linen Supply & Related Items (3.50%)
Cintas Corp                                         356,933           15,212,484
                                                                  --------------

Lottery Services (0.29%)
GTECH Holdings Corp                                  37,258            1,268,635
                                                                  --------------

Machinery - Print Trade (2.27%)
Zebra Technologies Corp (a)                         220,443            9,858,211
                                                                  --------------

Medical - Biomedical/Gene (0.89%)
Medimmune Inc (a)                                   105,691            3,866,177
                                                                  --------------

Medical - Drugs (2.39%)
Shire PLC ADR (b)                                   112,753            5,241,887
Valeant Pharmaceuticals International               326,040            5,167,734
                                                                  --------------
                                                                      10,409,621
                                                                  --------------
Medical - HMO (1.07%)
Coventry Health Care Inc (a)                         86,072            4,646,167
                                                                  --------------

Medical Laboratory & Testing Service
(1.86%)
Laboratory Corp of America Holdings                 137,911            8,065,035
(a)(b)
                                                                  --------------

Medical Products (1.67%)
Biomet Inc                                          143,270            5,088,950
Varian Medical Systems Inc (a)                       38,605            2,168,057
                                                                  --------------
                                                                       7,257,007
                                                                  --------------
Multi-line Insurance (1.59%)
Loews Corp                                           68,182            6,900,018
                                                                  --------------

Multimedia (0.68%)
EW Scripps Co                                        66,613            2,978,267
                                                                  --------------

Office Automation & Equipment (0.64%)
Pitney Bowes Inc                                     65,020            2,791,309
                                                                  --------------

Oil - Field Services (2.81%)
BJ Services Co                                      220,992            7,646,323
Weatherford International Ltd (a)                   100,224            4,585,248
                                                                  --------------
                                                                      12,231,571
                                                                  --------------
Oil Company - Exploration & Production
(4.17%)
Cimarex Energy Co (b)                                64,292            2,781,272
Encore Acquisition Co (a)                           159,890            4,956,590
Pioneer Natural Resources Co                        126,531            5,598,997
Rosetta Resources Inc (a)(b)                         80,623            1,447,989
XTO Energy Inc                                       76,474            3,331,972
                                                                  --------------
                                                                      18,116,820
                                                                  --------------
Paper & Related Products (0.62%)
Rayonier Inc                                         59,048            2,691,998
                                                                  --------------

Pipelines (2.34%)
Equitable Resources Inc                             142,165            5,190,444
Questar Corp                                         71,230            4,989,662
                                                                  --------------
                                                                      10,180,106
                                                                  --------------
Power Converter & Supply Equipment
(2.23%)
American Power Conversion Corp (b)                  420,101            9,708,534
                                                                  --------------

Property & Casualty Insurance (3.48%)
Fidelity National Financial Inc                     106,222            3,774,068
Markel Corp (a)                                      16,520            5,578,473
Mercury General Corp                                105,032            5,766,257
                                                                  --------------
                                                                      15,118,798
                                                                  --------------
Publishing - Newspapers (1.92%)
Washington Post Co/The                               10,734            8,337,634
                                                                  --------------

Quarrying (1.30%)
Vulcan Materials Co                                  65,046            5,636,236
                                                                  --------------


Real Estate Operator & Developer (3.86%)
Brookfield Asset Management Inc                     170,552            9,390,593
Forest City Enterprises Inc                         122,441            5,773,093
St Joe Co/The (b)                                    25,890            1,626,928
                                                                  --------------
                                                                      16,790,614
                                                                  --------------
Reinsurance (1.83%)
Everest Re Group Ltd                                 63,267            5,907,240
Montpelier Re Holdings Ltd ADR                      126,902            2,068,502
                                                                  --------------
                                                                       7,975,742
                                                                  --------------
Retail - Auto Parts (0.78%)
O'Reilly Automotive Inc (a)(b)                       92,271            3,373,428
                                                                  --------------

Retail - Automobile (2.78%)
Carmax Inc (a)                                      369,452           12,073,691
                                                                  --------------

Retail - Discount (2.65%)
Costco Wholesale Corp                                73,168            3,962,779
TJX Cos Inc                                         304,309            7,552,949
                                                                  --------------
                                                                      11,515,728
                                                                  --------------
Retail - Jewelry (0.93%)
Tiffany & Co                                        108,060            4,056,572
                                                                  --------------

Retail - Restaurants (1.77%)
Yum! Brands Inc                                     157,390            7,690,075
                                                                  --------------

Schools (1.68%)
Strayer Education Inc (b)                            71,364            7,297,683
                                                                  --------------

Telephone - Integrated (2.20%)
Citizens Communications Co                          430,582            5,713,823
Telephone & Data Systems Inc - Special              102,273            3,860,806
Shares
                                                                  --------------
                                                                       9,574,629
                                                                  --------------
Textile - Home Furnishings (0.42%)
Mohawk Industries Inc (a)                            22,530            1,818,622
                                                                  --------------

Transport - Truck (0.61%)
Heartland Express Inc                               121,065            2,638,006
                                                                  --------------

Wireless Equipment (1.30%)
American Tower Corp (a)(b)                          186,651            5,659,258
                                                                  --------------
TOTAL COMMON STOCKS                                              $   432,473,814
                                                                  --------------
                                                   Principal
                                                     Amount             Value
                                              ----------------------------------
SHORT TERM INVESTMENTS (0.52%)
Commercial Paper (0.52%)
Investment in Joint Trading Account; HSBC
Funding
   4.84%, 4/ 3/2006                               2,247,189            2,247,189
                                                                  --------------
TOTAL SHORT TERM INVESTMENTS                                     $     2,247,189
                                                                  --------------
MONEY MARKET FUNDS (9.72%)
BNY Institutional Cash Reserve Fund (c)          42,223,000           42,223,000
                                                                  --------------
TOTAL MONEY MARKET FUNDS                                         $    42,223,000
                                                                  --------------
Total Investments                                                $   476,944,003
Liabilities in Excess of Other Assets,                              (42,400,820)
Net - (9.76)%
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                       $   434,543,183
                                                                  ==============
                                                                  --------------

                                                                  ==============

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $       81,683,824
Unrealized Depreciation                                    (7,361,210)
                                                     ------------------
Net Unrealized Appreciation (Depreciation)                  74,322,614
Cost for federal income tax purposes                       402,621,389


Portfolio Summary (unaudited)
-----------------------------------------------------------------------
Sector                                                         Percent
-----------------------------------------------------------------------
Financial                                                       31.31%
Consumer, Non-cyclical                                          19.58%
Consumer, Cyclical                                              16.26%
Communications                                                  10.20%
Energy                                                           9.77%
Industrial                                                       9.18%
Technology                                                       7.85%
Basic Materials                                                  3.60%
Utilities                                                        1.48%
Diversified                                                      0.53%
Liabilities in Excess of                                      (-9.76%)
Other Assets, Net
                                                 ----------------------
TOTAL NET ASSETS                                               100.00%
                                                 ======================


Schedule of Investments
March 31, 2006 (unaudited)
MidCap Growth Account
                                                 Shares
                                                  Held             Value
                                               ------------------------------
COMMON STOCKS (97.75%)
Advertising Services (0.57%)
Getty Images Inc (a)(b)                            5,700      $      426,816
                                                               --------------

Aerospace & Defense (1.22%)
Rockwell Collins Inc                              16,200             912,870
                                                               --------------

Aerospace & Defense Equipment (0.50%)
Alliant Techsystems Inc (a)(b)                     4,900             378,133
                                                               --------------

Airlines (0.45%)
Continental Airlines Inc (a)(b)                   12,500             336,250
                                                               --------------

Apparel Manufacturers (1.73%)
Coach Inc (b)                                     26,500             916,370
Polo Ralph Lauren Corp                             6,300             381,843
                                                               --------------
                                                                   1,298,213
                                                               --------------
Applications Software (0.85%)
Intuit Inc (b)                                    12,000             638,280
                                                               --------------

Auto/Truck Parts & Equipment - Original
(0.33%)
BorgWarner Inc                                     4,100             246,164
                                                               --------------

Beverages - Wine & Spirits (0.61%)
Brown-Forman Corp                                  5,900             454,123
                                                               --------------

Building - Residential & Commercial
(2.08%)
KB Home                                            4,900             318,402
Lennar Corp (a)                                    6,600             398,508
NVR Inc (a)(b)                                       800             591,160
Toll Brothers Inc (a)(b)                           7,200             249,336
                                                               --------------
                                                                   1,557,406
                                                               --------------
Building Products - Cement & Aggregate
(0.46%)
Florida Rock Industries Inc                        6,100             342,942
                                                               --------------

Casino Hotels (0.37%)
Harrah's Entertainment Inc                         3,582             279,252
                                                               --------------

Casino Services (1.03%)
International Game Technology                     22,000             774,840
                                                               --------------

Chemicals - Specialty (0.53%)
Ashland Inc                                        5,600             398,048
                                                               --------------

Coal (0.44%)
Peabody Energy Corp                                6,600             332,706
                                                               --------------

Commercial Banks (1.71%)
Colonial BancGroup Inc/The                        12,200             305,000
Marshall & Ilsley Corp                            10,300             448,874

Synovus Financial Corp                            19,600             530,964
                                                               --------------
                                                                   1,284,838
                                                               --------------
Commercial Services (0.85%)
Arbitron Inc                                       8,100             273,942
Weight Watchers International Inc                  7,100             364,940
                                                               --------------
                                                                     638,882
                                                               --------------
Commercial Services - Finance (2.56%)
Equifax Inc                                       17,500             651,700
Moody's Corp                                      17,800           1,271,988
                                                               --------------
                                                                   1,923,688
                                                               --------------
Computer Aided Design (1.40%)
Ansys Inc (b)                                      6,500             351,975
Autodesk Inc                                      18,200             701,064
                                                               --------------
                                                                   1,053,039
                                                               --------------
Computer Services (1.01%)
Ceridian Corp (b)                                 15,200             386,840
Factset Research Systems Inc                       8,400             372,540
                                                               --------------
                                                                     759,380
                                                               --------------
Computers  -Memory Devices (3.13%)
Network Appliance Inc (b)                         28,800           1,037,664
SanDisk Corp (a)(b)                               10,700             615,464
Western Digital Corp (a)(b)                       35,600             691,708
                                                               --------------
                                                                   2,344,836
                                                               --------------
Consulting Services (0.77%)
Corporate Executive Board Co                       5,700             575,130
                                                               --------------

Data Processing & Management (1.88%)
Dun & Bradstreet Corp (b)                          8,700             667,116
Fair Isaac Corp                                    9,000             356,580
NAVTEQ Corp (b)                                    7,700             390,005
                                                               --------------
                                                                   1,413,701
                                                               --------------
Disposable Medical Products (1.04%)
CR Bard Inc                                       11,500             779,815
                                                               --------------

Distribution & Wholesale (0.94%)
Building Material Holding Corp (a)                 8,600             306,504
Genuine Parts Co                                   9,100             398,853
                                                               --------------
                                                                     705,357
                                                               --------------
Diversified Manufacturing Operations
(0.89%)
Parker Hannifin Corp                               8,300             669,063
                                                               --------------

Drug Delivery Systems (0.31%)
Alkermes, Inc. (b)                                10,600             233,730
                                                               --------------

E-Commerce - Services (0.00%)
Homestore Inc (b)                                    394               2,586
                                                               --------------

Electronic Components - Semiconductors
(3.62%)
Broadcom Corp (b)                                 16,750             722,930
Microchip Technology Inc (a)                      21,100             765,930
National Semiconductor Corp                       28,700             799,008
Nvidia Corp (a)(b)                                 7,500             429,450
                                                               --------------
                                                                   2,717,318
                                                               --------------
Electronic Connectors (1.15%)
Amphenol Corp                                      8,000             417,440

Thomas & Betts Corp (b)                            8,700             447,006
                                                               --------------
                                                                     864,446
                                                               --------------
Electronic Measurement Instruments
(1.39%)
Agilent Technologies Inc (b)                      27,700           1,040,135
                                                               --------------

Engineering - Research & Development
Services (0.52%)
Fluor Corp                                         4,500             386,100
                                                               --------------

Engines - Internal Combustion (0.38%)
Cummins Inc (a)                                    2,700             283,770
                                                               --------------

Enterprise Software & Services (0.38%)
Sybase Inc (b)                                    13,600             287,232
                                                               --------------

Finance - Auto Loans (0.59%)
AmeriCredit Corp (a)(b)                           14,400             442,512
                                                               --------------

Finance - Credit Card (0.44%)
CompuCredit Corp (a)(b)                            9,000             331,290
                                                               --------------

Finance - Investment Banker & Broker
(0.61%)
AG Edwards Inc                                     9,200             458,712
                                                               --------------

Finance - Other Services (0.75%)
Chicago Mercantile Exchange Holdings Inc           1,250             559,375
                                                               --------------

Food - Confectionery (0.37%)
JM Smucker Co/The                                  7,000             277,900
                                                               --------------

Food - Miscellaneous/Diversified (0.70%)
Campbell Soup Co                                  16,200             524,880
                                                               --------------

Garden Products (0.73%)
Toro Co                                           11,400             544,350
                                                               --------------

Gas - Distribution (0.28%)
Energen Corp                                       6,100             213,500
                                                               --------------

Home Decoration Products (0.63%)
Newell Rubbermaid Inc                             18,800             473,572
                                                               --------------

Hotels & Motels (1.13%)
Choice Hotels International Inc                   11,800             540,204
Hilton Hotels Corp                                12,100             308,066
                                                               --------------
                                                                     848,270
                                                               --------------
Human Resources (0.59%)
Manpower Inc                                       7,700             440,286
                                                               --------------

Independent Power Producer (0.60%)
NRG Energy Inc (b)                                10,000             452,200
                                                               --------------

Industrial Automation & Robots (0.69%)
Rockwell Automation Inc                            7,200             517,752
                                                               --------------


Industrial Gases (0.66%)
Airgas Inc                                        12,700             496,443
                                                               --------------

Instruments - Scientific (0.46%)
Applera Corp - Applied Biosystems Group           12,800             347,392
                                                               --------------

Investment Management & Advisory
Services (2.44%)
Legg Mason Inc                                     7,600             952,508
T Rowe Price Group Inc                            11,200             875,952
                                                               --------------
                                                                   1,828,460
                                                               --------------
Machinery - Construction & Mining (1.26%)
Joy Global Inc                                     6,600             394,482
Terex Corp (b)                                     6,900             546,756
                                                               --------------
                                                                     941,238
                                                               --------------
Machinery - Pumps (0.87%)
Graco Inc                                         14,400             654,192
                                                               --------------

Medical - Biomedical/Gene (1.60%)
Biogen Idec Inc (b)                               10,800             508,680
Invitrogen Corp (b)                                4,900             343,637
PDL BioPharma Inc (b)                             10,700             350,960
                                                               --------------
                                                                   1,203,277
                                                               --------------
Medical - Drugs (3.60%)
Allergan Inc                                       4,900             531,650
Endo Pharmaceuticals Holdings Inc (b)              8,500             278,885
Forest Laboratories Inc (b)                       24,100           1,075,583
King Pharmaceuticals Inc (b)                      27,000             465,750
Sepracor Inc (b)                                   7,100             346,551
                                                               --------------
                                                                   2,698,419
                                                               --------------
Medical - HMO (1.84%)
Health Net Inc (b)                                12,000             609,840
Humana Inc (b)                                    14,700             773,955
                                                               --------------
                                                                   1,383,795
                                                               --------------
Medical Laboratory & Testing Service
(2.31%)
Laboratory Corp of America Holdings               12,700             742,696
(a)(b)
Quest Diagnostics Inc                             19,300             990,090
                                                               --------------
                                                                   1,732,786
                                                               --------------
Medical Products (2.67%)
Biomet Inc                                        24,200             859,584
Henry Schein Inc (b)                              12,800             612,608
Varian Medical Systems Inc (b)                     9,500             533,520
                                                               --------------
                                                                   2,005,712
                                                               --------------
Metal - Copper (1.01%)
Phelps Dodge Corp (a)                              9,400             756,982
                                                               --------------

Metal - Diversified (1.00%)
Freeport-McMoRan Copper & Gold Inc                12,500             747,125
                                                               --------------

Multi-line Insurance (0.51%)
Assurant Inc                                       7,700             379,225
                                                               --------------

Multimedia (0.75%)
EW Scripps Co (a)                                 12,500             558,875
                                                               --------------


Non-hazardous Waste Disposal (0.40%)
Republic Services Inc                              7,100             301,821
                                                               --------------

Oil & Gas Drilling (2.21%)
Helmerich & Payne Inc                              8,200             572,524
Pride International Inc (b)                       18,000             561,240
Rowan Cos Inc (a)                                 12,000             527,520
                                                               --------------
                                                                   1,661,284
                                                               --------------
Oil Company - Exploration & Production
(3.67%)
Newfield Exploration Co (b)                       10,700             448,330
Noble Energy Inc                                  12,300             540,216
Plains Exploration & Production Co (b)            12,600             486,864
Pogo Producing Co                                  5,700             286,425
Unit Corp (a)(b)                                   6,000             334,500
XTO Energy Inc                                    15,000             653,550
                                                               --------------
                                                                   2,749,885
                                                               --------------
Oil Company - Integrated (0.48%)
Amerada Hess Corp                                  2,550             363,120
                                                               --------------

Oil Field Machinery & Equipment (0.67%)
Lone Star Technologies Inc (a)(b)                  9,100             504,231
                                                               --------------

Oil Refining & Marketing (1.52%)
Sunoco Inc                                         6,700             519,719
Tesoro Corp                                        9,100             621,894
                                                               --------------
                                                                   1,141,613
                                                               --------------
Pharmacy Services (0.56%)
Express Scripts Inc (b)                            4,800             421,920
                                                               --------------

Printing - Commercial (0.41%)
RR Donnelley & Sons Co                             9,300             304,296
                                                               --------------

Publishing - Books (0.39%)
John Wiley & Sons Inc                              7,800             295,230
                                                               --------------

REITS - Hotels (0.66%)
Host Marriott Corp                                23,300             498,620
                                                               --------------

REITS - Regional Malls (0.43%)
CBL & Associates Properties Inc                    7,600             322,620
                                                               --------------

Respiratory Products (0.59%)
Respironics Inc (b)                               11,300             439,683
                                                               --------------

Retail - Apparel & Shoe (3.55%)
Abercrombie & Fitch Co                            10,200             594,660
American Eagle Outfitters (a)                     19,900             594,214
Claire's Stores Inc                               17,100             620,901
Nordstrom Inc                                     21,700             850,206
                                                               --------------
                                                                   2,659,981
                                                               --------------
Retail - Auto Parts (0.67%)
Advance Auto Parts Inc                            12,100             503,844
                                                               --------------

Retail - Bedding (0.95%)
Bed Bath & Beyond Inc (b)                         18,500             710,400
                                                               --------------


Retail - Bookstore (0.57%)
Barnes & Noble Inc                                 9,200             425,500
                                                               --------------

Retail - Catalog Shopping (0.58%)
MSC Industrial Direct Co                           8,000             432,160
                                                               --------------

Retail - Discount (0.89%)
TJX Cos Inc                                       26,900             667,658
                                                               --------------

Retail - Major Department Store (0.64%)
JC Penney Co Inc                                   7,900             477,239
                                                               --------------

Retail - Restaurants (1.86%)
Applebees International Inc                       20,900             513,095
Darden Restaurants Inc                             9,100             373,373
Domino's Pizza Inc                                17,700             505,335
                                                               --------------
                                                                   1,391,803
                                                               --------------
Schools (0.74%)
ITT Educational Services Inc (a)(b)                8,700             557,235
                                                               --------------

Semiconductor Component - Integrated
Circuits (3.45%)
Analog Devices Inc                                18,600             712,194
Emulex Corp (b)                                   14,100             240,969
Linear Technology Corp                            20,700             726,156
Maxim Integrated Products Inc                     24,500             910,175
                                                               --------------
                                                                   2,589,494
                                                               --------------
Semiconductor Equipment (1.49%)
Kla-Tencor Corp                                    8,900             430,404
Lam Research Corp (b)                             16,000             688,000
                                                               --------------
                                                                   1,118,404
                                                               --------------
Steel - Producers (0.63%)
Nucor Corp                                         4,500             471,555
                                                               --------------

Telecommunication Equipment (1.09%)
Adtran Inc                                        19,500             510,510
Harris Corp (a)                                    6,500             307,385
                                                               --------------
                                                                     817,895
                                                               --------------
Television (0.70%)
Univision Communications Inc (a)(b)               15,200             523,944
                                                               --------------

Tools - Hand Held (0.87%)
Black & Decker Corp                                7,500             651,675
                                                               --------------

Toys (0.70%)
Mattel Inc                                        29,000             525,770
                                                               --------------

Transport - Marine (0.36%)
Overseas Shipholding Group                         5,600             268,408
                                                               --------------

Transport - Truck (0.46%)
Landstar System Inc                                7,900             348,548
                                                               --------------

Wireless Equipment (1.37%)
American Tower Corp (a)(b)                        22,000             667,040

Crown Castle International Corp (b)               12,800             362,880
                                                               --------------
                                                                   1,029,920
                                                               --------------
TOTAL COMMON STOCKS                                           $   73,333,365
                                                               --------------
                                                Principal
                                                 Amount            Value
                                               ------------------------------
MONEY MARKET FUNDS (13.47%)
BNY Institutional Cash Reserve Fund (c)        0,104,000          10,104,000
                                                               --------------
TOTAL MONEY MARKET FUNDS                                      $   10,104,000
                                                               --------------
Total Investments                                             $   83,437,365
Liabilities in Excess of Other Assets,                           (8,418,777)
Net - (11.22)%
                                                               --------------
TOTAL NET ASSETS - 100.00%                                    $   75,018,588
                                                               ==============
                                                               --------------

                                                               ==============

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $       13,305,417
Unrealized Depreciation                                 (1,273,585)
                                                  ------------------
Net Unrealized Appreciation (Depreciation)               12,031,832
Cost for federal income tax purposes                     71,405,533


Portfolio Summary (unaudited)
--------------------------------------------------------------------
Sector                                                      Percent
--------------------------------------------------------------------
Consumer, Non-cyclical                                       22.12%
Financial                                                    21.61%
Consumer, Cyclical                                           19.81%
Technology                                                   17.22%
Industrial                                                   11.87%
Energy                                                        9.00%
Communications                                                4.87%
Basic Materials                                               3.83%
Utilities                                                     0.89%
Liabilities in Excess of                                  (-11.22%)
Other Assets, Net
                                              ----------------------
TOTAL NET ASSETS                                            100.00%
                                              ======================


Schedule of Investments
March 31, 2006 (unaudited)
MidCap Value Account
                                                        Shares
                                                         Held                 Value
                                              ---------------------------------------
COMMON STOCKS (97.91%)
Appliances (2.11%)
Whirlpool Corp                                        28,300      $        2,588,601
                                                                   ------------------

Auto/Truck Parts & Equipment - Original
(1.74%)
Johnson Controls Inc                                  28,200               2,141,226
                                                                   ------------------

Beverages - Wine & Spirits (1.40%)
Constellation Brands Inc (a)                          68,500               1,715,925
                                                                   ------------------

Building - Heavy Construction (1.51%)
Chicago Bridge & Iron Co NV                           77,300               1,855,200
                                                                   ------------------

Building - Residential & Commercial
(11.36%)
Beazer Homes USA Inc                                  18,000               1,182,600
Centex Corp                                           36,300               2,250,237
Hovnanian Enterprises Inc (a)                         47,100               2,069,103
KB Home                                               32,100               2,085,858
Lennar Corp                                           38,900               2,348,782
NVR Inc (a)                                            2,500               1,847,375
Pulte Homes Inc                                       56,900               2,186,098
                                                                   ------------------
                                                                          13,970,053
                                                                   ------------------
Chemicals - Specialty (0.04%)
Tronox Inc - Class B (a)                               2,581                  43,851
                                                                   ------------------

Coal (2.56%)
Arch Coal Inc (b)                                     23,700               1,799,778
Peabody Energy Corp                                   26,700               1,345,947
                                                                   ------------------
                                                                           3,145,725
                                                                   ------------------
Computers - Peripheral Equipment (1.72%)
Lexmark International Inc (a)                         46,700               2,119,246
                                                                   ------------------

Consumer Products - Miscellaneous (1.46%)
Jarden Corp (a)(b)                                    54,800               1,800,180
                                                                   ------------------

Diversified Manufacturing Operations
(3.96%)
Eaton Corp                                            33,900               2,473,683
Ingersoll-Rand Co Ltd                                 57,200               2,390,388
                                                                   ------------------
                                                                           4,864,071
                                                                   ------------------
Electric - Integrated (5.83%)
DPL Inc                                               97,800               2,640,600
Edison International                                  58,700               2,417,266
TXU Corp                                              47,200               2,112,672
                                                                   ------------------
                                                                           7,170,538
                                                                   ------------------
Electronic Components - Semiconductors
(1.00%)
International Rectifier Corp (a)                      29,800               1,234,614
                                                                   ------------------

Finance - Investment Banker & Broker
(1.88%)
Bear Stearns Cos Inc/The                              16,700               2,316,290
                                                                   ------------------


Finance - Mortgage Loan/Banker (2.10%)
IndyMac Bancorp Inc                                   63,100               2,582,683
                                                                   ------------------

Financial Guarantee Insurance (3.50%)
AMBAC Financial Group Inc                             23,400               1,862,640
PMI Group Inc/The                                     53,000               2,433,760
                                                                   ------------------
                                                                           4,296,400
                                                                   ------------------
Independent Power Producer (3.64%)
Mirant Corp (a)                                       93,000               2,325,000
NRG Energy Inc (a)(b)                                 47,500               2,147,950
                                                                   ------------------
                                                                           4,472,950
                                                                   ------------------
Internet Security (1.16%)
Check Point Software Technologies (a)                 71,200               1,425,424
                                                                   ------------------

Machinery - Construction & Mining (3.05%)
Joy Global Inc                                        15,350                 917,470
Terex Corp (a)                                        35,700               2,828,868
                                                                   ------------------
                                                                           3,746,338
                                                                   ------------------
Machinery - General Industry (0.87%)
Manitowoc Co Inc/The                                  11,700               1,066,455
                                                                   ------------------

Medical - Drugs (1.20%)
Shire PLC ADR                                         31,700               1,473,733
                                                                   ------------------

Medical - HMO (0.94%)
Coventry Health Care Inc (a)                          21,400               1,155,172
                                                                   ------------------

Medical - Hospitals (1.52%)
Triad Hospitals Inc (a)                               44,500               1,864,550
                                                                   ------------------

Metal - Copper (1.24%)
Phelps Dodge Corp (b)                                 18,900               1,522,017
                                                                   ------------------

Metal Processors & Fabrication (1.52%)
Timken Co                                             57,900               1,868,433
                                                                   ------------------

Motorcycle/Motor Scooter (1.37%)
Harley-Davidson Inc                                   32,500               1,686,100
                                                                   ------------------

Oil Company - Exploration & Production
(8.18%)
Canadian Natural Resources Ltd                        31,700               1,755,863
Denbury Resources Inc (a)                             40,300               1,276,301
Kerr-McGee Corp                                       12,800               1,222,144
Quicksilver Resources Inc (a)(b)                      32,700               1,264,182
Southwestern Energy Co (a)                            26,900                 865,911
Talisman Energy Inc                                   45,900               2,440,962
XTO Energy Inc                                        28,209               1,229,066
                                                                   ------------------
                                                                          10,054,429
                                                                   ------------------
Oil Refining & Marketing (1.96%)
Sunoco Inc                                            31,000               2,404,670
                                                                   ------------------

Pharmacy Services (0.93%)
Omnicare Inc                                          20,900               1,149,291
                                                                   ------------------

Pipelines (4.02%)
National Fuel Gas Co                                  78,500               2,568,520

Williams Cos Inc (b)                                 111,000               2,374,290
                                                                   ------------------
                                                                           4,942,810
                                                                   ------------------
Reinsurance (2.18%)
Endurance Specialty Holdings Ltd (b)                  82,300               2,678,865
                                                                   ------------------

REITS - Diversified (4.12%)
Colonial Properties Trust (b)                         50,700               2,541,591
iStar Financial Inc                                   65,900               2,522,652
                                                                   ------------------
                                                                           5,064,243
                                                                   ------------------
REITS - Office Property (2.12%)
Trizec Properties Inc                                101,200               2,603,876
                                                                   ------------------

REITS - Shopping Centers (2.14%)
Developers Diversified Realty Corp                    48,000               2,628,000
                                                                   ------------------

Retail - Apparel & Shoe (3.45%)
Foot Locker Inc                                       80,900               1,931,892
HOT Topic Inc (a)(b)                                  46,600                 675,700
Ross Stores Inc                                       55,800               1,628,802
                                                                   ------------------
                                                                           4,236,394
                                                                   ------------------
Retail - Auto Parts (0.99%)
Advance Auto Parts Inc                                29,200               1,215,888
                                                                   ------------------

Retail - Discount (1.26%)
TJX Cos Inc                                           62,600               1,553,732
                                                                   ------------------

Savings & Loans - Thrifts (0.98%)
Hudson City Bancorp Inc                               90,800               1,206,732
                                                                   ------------------

Schools (0.87%)
Career Education Corp (a)                             28,200               1,063,986
                                                                   ------------------

Telecommunication Equipment (1.41%)
Arris Group Inc (a)                                  125,800               1,731,008
                                                                   ------------------

Transport - Marine (2.88%)
Frontline Ltd (b)                                     32,800               1,098,472
Ship Finance International Ltd                        90,040               1,545,086
Teekay Shipping Corp (b)                              24,300                 900,801
                                                                   ------------------
                                                                           3,544,359
                                                                   ------------------
Vitamins & Nutrition Products (1.74%)
NBTY Inc (a)                                          95,200               2,143,904
                                                                   ------------------
TOTAL COMMON STOCKS                                               $      120,347,962
                                                                   ------------------
                                                    Principal
                                                     Amount               Value
                                              ---------------------------------------
MONEY MARKET FUNDS (12.26%)
BNY Institutional Cash Reserve Fund (c)           15,068,000              15,068,000
                                                                   ------------------
TOTAL MONEY MARKET FUNDS                                          $       15,068,000
                                                                   ------------------
Total Investments                                                 $      135,415,962
Liabilities in Excess of Other Assets,                                  (12,496,045)
Net - (10.17)%
                                                                   ------------------
TOTAL NET ASSETS - 100.00%                                        $      122,919,917
                                                                   ==================
                                                                   ------------------

                                                                   ==================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $       14,613,629
Unrealized Depreciation                                    (3,518,183)
                                                     ------------------
Net Unrealized Appreciation (Depreciation)                  11,095,446
Cost for federal income tax purposes                       124,320,516


Portfolio Summary (unaudited)
-----------------------------------------------------------------------
Sector                                                         Percent
-----------------------------------------------------------------------
Financial                                                       31.28%
Consumer, Cyclical                                              22.28%
Energy                                                          16.72%
Industrial                                                      13.79%
Consumer, Non-cyclical                                          10.06%
Utilities                                                        9.47%
Technology                                                       2.73%
Communications                                                   2.57%
Basic Materials                                                  1.27%
Liabilities in Excess of                                     (-10.17%)
Other Assets, Net
                                                 ----------------------
TOTAL NET ASSETS                                               100.00%
                                                 ======================


Schedule of Investments
March 31, 2006 (unaudited)
Money Market Account
                                                     Principal
                                                       Amount                 Value
                                              --------------------------------------------------------
COMMERCIAL PAPER (95.25%)
Asset Backed Securities (7.39%)
CAFCO
   4.475%, 4/17/2006                                   900,000      $           898,210
   4.59%, 5/ 1/2006                                    900,000                  896,558
   4.65%, 5/ 9/2006                                  1,000,000                  995,092
   4.79%, 6/ 9/2006                                  1,000,000                  990,819
FCAR Owner Trust I
   4.43%, 4/ 6/2006                                    900,000                  899,446
   4.50%, 4/24/2006                                  1,100,000                1,096,837
   4.68%, 6/ 5/2006                                  1,000,000                  991,550
   4.80%, 6/ 9/2006                                    960,000                  951,168
Windmill Funding
   4.58%, 4/12/2006                                  1,020,000                1,018,573
   4.77%, 4/26/2006                                  1,000,000                  996,688
   4.67%, 5/ 5/2006                                  1,000,000                  995,589
                                                                     -------------------
                                                                             10,730,530
                                                                     -------------------
Cellular Telecommunications (1.24%)
Vodafone Group PLC
   4.60%, 4/19/2006                                    905,000                  902,918
   4.64%, 4/24/2006                                    900,000                  897,332
                                                                     -------------------
                                                                              1,800,250
                                                                     -------------------
Coatings & Paint (1.37%)
Sherwin-Williams
   4.76%, 5/23/2006                                  1,000,000                  993,124
   4.66%, 6/ 6/2006                                  1,000,000                  991,457
                                                                     -------------------
                                                                              1,984,581
                                                                     -------------------
Commercial Banks (13.31%)
Caylon North America
   4.60%, 5/ 8/2006                                    900,000                  895,745
   4.67%, 5/22/2006                                    860,000                  854,310
   4.665%, 6/12/2006                                   885,000                  876,743
   4.69%, 7/10/2006                                    800,000                  789,578
Nordea North America
   4.55%, 4/ 6/2006                                  1,000,000                  999,368
   4.58%, 4/25/2006                                    930,000                  927,160
   4.67%, 5/ 8/2006                                    500,000                  497,600
   4.62%, 5/15/2006                                  1,085,000                1,078,873
   4.73%, 6/ 1/2006                                    900,000                  892,787
Skandinaviska Enskilda Banken
   4.42%, 4/ 5/2006                                  1,100,000                1,099,460
   4.555%, 5/ 2/2006                                 1,000,000                  996,078
   4.59%, 5/ 2/2006                                    900,000                  896,443
   4.65%, 5/ 3/2006                                    790,000                  786,735
Societe Generale North America Inc.
   4.45%, 4/20/2006                                  1,000,000                  997,651
   4.785%, 5/31/2006                                 1,000,000                  992,025
   4.84%, 6/30/2006                                    715,000                  706,344
Svenska Handelsbanken
   4.74%, 5/30/2006                                  1,000,000                  992,232
Westpac Banking Corp
   4.80%, 6/ 5/2006                                  1,100,000                1,090,467
   4.85%, 6/22/2006                                    690,000                  682,377

Westpac Trust Securities Ltd.
   4.54%, 4/10/2006                                    745,000                  744,154
   4.79%, 6/ 1/2006                                    640,000                  634,806
   4.89%, 7/24/2006                                    900,000                  886,063
                                                                     -------------------
                                                                             19,316,999
                                                                     -------------------
Distribution & Wholesale (0.69%)
Louis Dreyfus Corp - Series B
   4.76%, 4/27/2006                                  1,000,000                  996,562
                                                                     -------------------

Diversified Financial Services (3.19%)
Amstel Funding
   4.85%, 6/15/2006                                    900,000                  890,906
   4.85%, 6/26/2006                                  1,800,000                1,779,145
General Electric Capital
   4.63%, 5/18/2006                                  1,055,000                1,048,623
   4.86%, 7/12/2006                                    930,000                  917,194
                                                                     -------------------
                                                                              4,635,868
                                                                     -------------------
Finance - Auto Loans (1.13%)
Paccar Financial
   4.62%, 5/16/2006                                  1,000,000                  994,225
   4.82%, 6/23/2006                                    650,000                  642,777
                                                                     -------------------
                                                                              1,637,002
                                                                     -------------------
Finance - Commercial (3.15%)
Caterpillar Financial Services Corp
   4.67%, 6/19/2006                                  1,000,000                  989,752
CIT Group
   4.61%, 5/ 4/2006                                    900,000                  896,197
   4.62%, 5/12/2006                                  1,000,000                  994,738
   4.64%, 5/23/2006                                    800,000                  794,638
   4.67%, 6/ 7/2006                                    900,000                  892,178
                                                                     -------------------
                                                                              4,567,503
                                                                     -------------------
Finance - Consumer Loans (0.68%)
American General Finance
   4.74%, 5/15/2006                                  1,000,000                  994,207
                                                                     -------------------

Finance - Credit Card (1.29%)
American Express Credit
   4.42%, 4/10/2006                                  1,100,000                1,098,785
   4.43%, 4/11/2006                                    775,000                  774,046
                                                                     -------------------
                                                                              1,872,831
                                                                     -------------------
Finance - Investment Banker & Broker
(9.44%)
Bear Stearns
   4.49%, 4/26/2006                                    800,000                  797,506
   4.64%, 5/19/2006                                  1,100,000                1,093,195
   4.70%, 6/ 2/2006                                  1,000,000                  991,906
   4.80%, 6/14/2006                                  1,000,000                  990,133
Citigroup Funding
   4.57%, 4/ 7/2006                                  1,000,000                  999,238
   4.62%, 5/24/2006                                  1,000,000                  993,198
Goldman Sachs Group
   4.83%, 4/ 3/2006                                  1,770,000                1,769,525
   4.58%, 4/ 6/2006                                  1,040,000                1,039,339
ING U.S. Funding
   4.49%, 4/17/2006                                  1,000,000                  998,004
   4.68%, 5/11/2006                                    575,000                  572,010
   4.69%, 5/12/2006                                    975,000                  969,792
   4.61%, 5/15/2006                                    900,000                  894,929

Merrill Lynch & Co Inc
   4.68%, 4/ 5/2006                                    900,000                  899,537
Morgan Stanley
   4.77%, 4/ 4/2006                                    700,000                  699,722
                                                                     -------------------
                                                                             13,708,034
                                                                     -------------------
Finance - Leasing Company (1.43%)
River Fuel Funding
   4.61%, 4/27/2006                                  1,000,000                  996,671
   4.80%, 6/21/2006                                  1,100,000                1,088,120
                                                                     -------------------
                                                                              2,084,791
                                                                     -------------------
Finance - Other Services (10.08%)
Commoloco
   4.43%, 4/ 4/2006                                  1,300,000                1,299,520
   4.70%, 5/12/2006                                  1,000,000                  994,647
CRC Funding
   4.52%, 4/10/2006                                  1,000,000                  998,870
   4.60%, 4/17/2006                                    760,000                  758,446
   4.56%, 4/21/2006                                    900,000                  897,720
   4.66%, 5/ 5/2006                                    790,000                  786,523
   4.78%, 6/ 6/2006                                    925,000                  916,894
HSBC Funding
   4.52%, 4/27/2006                                    700,000                  697,715
   4.60%, 5/ 9/2006                                  1,000,000                  995,144
   4.74%, 5/19/2006                                    900,000                  894,312
   4.80%, 6/13/2006                                    900,000                  891,240
Park Avenue Receivables Company
   4.68%, 4/13/2006                                  1,100,000                1,098,284
Private Export Funding
   4.37%, 4/ 5/2006                                  1,080,000                1,079,476
   4.43%, 4/20/2006                                    735,000                  733,282
   4.43%, 4/25/2006                                    800,000                  797,611
   4.61%, 6/ 1/2006                                    800,000                  793,751
                                                                     -------------------
                                                                             14,633,435
                                                                     -------------------
Money Center Banks (7.61%)
Bank of America
   4.60%, 4/26/2006                                    900,000                  897,125
   4.57%, 5/ 3/2006                                  1,100,000                1,095,532
BNP Paribas Finance
   4.45%, 4/ 4/2006                                    900,000                  899,666
   4.43%, 4/12/2006                                  1,100,000                1,098,511
   4.445%, 4/13/2006                                   900,000                  898,666
   4.60%, 4/20/2006                                  1,000,000                  997,572
HBOS Treasury Services
   4.65%, 5/17/2006                                    900,000                  894,652
   4.72%, 6/ 5/2006                                    900,000                  892,330
UBS Finance Delaware LLC
   4.47%, 4/10/2006                                  1,000,000                  998,883
   4.50%, 4/25/2006                                    800,000                  797,600
   4.63%, 5/ 1/2006                                    800,000                  796,913
   4.67%, 5/10/2006                                    785,000                  781,029
                                                                     -------------------
                                                                             11,048,479
                                                                     -------------------
Multi-line Insurance (2.95%)
Genworth Financial
   4.56%, 4/11/2006                                    795,000                  793,993
   4.58%, 4/18/2006                                    800,000                  798,270
   4.51%, 4/24/2006                                    900,000                  897,407
   4.71%, 5/12/2006                                    900,000                  895,172

Genworth Financial (continued)
   4.78%, 5/24/2006                                    900,000                  893,666
                                                                     -------------------
                                                                              4,278,508
                                                                     -------------------
Oil Company - Integrated (0.68%)
Total Capital
   4.62%, 5/10/2006                                  1,000,000                  994,995
                                                                     -------------------

Special Purpose Entity (24.69%)
Barclays U.S. Funding
   4.46%, 4/11/2006                                  1,000,000                  998,761
   4.61%, 5/ 1/2006                                    900,000                  896,542
   4.675%, 5/22/2006                                 1,000,000                  993,377
   4.68%, 5/23/2006                                  1,000,000                  993,240
Charta LLC
   4.43%, 4/ 7/2006                                    900,000                  899,336
   4.66%, 4/21/2006                                  1,500,000                1,496,117
   4.67%, 5/ 9/2006                                  1,145,000                1,139,356
Galaxy Funding
   4.81%, 5/25/2006                                  1,075,000                1,067,244
   4.80%, 6/ 2/2006                                  1,100,000                1,090,907
   4.72%, 6/ 8/2006                                    800,000                  792,868
   4.82%, 6/20/2006                                    955,000                  944,771
Grampian Funding
   4.49%, 4/19/2006                                    900,000                  897,979
   4.65%, 5/16/2006                                  1,100,000                1,093,606
   4.74%, 5/31/2006                                    600,000                  595,260
   4.83%, 7/21/2006                                    900,000                  886,597
Ranger Funding
   4.42%, 4/ 3/2006                                  1,170,000                1,169,713
   4.50%, 4/18/2006                                  1,000,000                  997,875
   4.76%, 5/ 3/2006                                  1,145,000                1,140,155
   4.77%, 5/ 5/2006                                    900,000                  895,945
Scaldis Capital
   4.71%, 5/25/2006                                    800,000                  794,348
   4.83%, 6/21/2006                                  1,000,000                  989,132
   4.85%, 6/27/2006                                  1,045,000                1,032,752
Sheffield Receivables
   4.64%, 4/ 7/2006                                    935,000                  934,277
   4.68%, 4/12/2006                                  1,045,000                1,043,506
   4.74%, 4/19/2006                                    920,000                  917,820
Southern Company Funding
   4.66%, 5/18/2006                                  1,675,000                1,664,809
Surrey Funding
   4.575%, 4/28/2006                                 1,035,000                1,031,449
   4.61%, 5/10/2006                                    820,000                  815,905
   4.89%, 7/ 5/2006                                    900,000                  888,386
Tulip Funding Corp.
   4.77%, 4/28/2006                                  1,000,000                  996,422
White Pine Finance
   4.49%, 4/18/2006                                  1,145,000                1,142,572
   4.63%, 5/17/2006                                  2,111,000                2,098,511
   4.71%, 5/30/2006                                    800,000                  793,825
Yorktown Capital
   4.68%, 4/13/2006                                    820,000                  818,726
   4.81%, 6/19/2006                                    900,000                  890,500
                                                                     -------------------
                                                                             35,842,589
                                                                     -------------------
Supranational Bank (2.54%)
Corp Andina de Fomento
   4.60%, 4/21/2006                                  1,000,000                  997,444
Corp Andina de Fomento (continued)
   4.64%, 5/ 4/2006                                  1,000,000                  995,747
   4.68%, 5/11/2006                                  1,000,000                  994,800
   4.83%, 6/ 2/2006                                    700,000                  694,177
                                                                     -------------------
                                                                              3,682,168
                                                                     -------------------
Telecommunication Services (0.69%)
Verizon Global Funding
   5.02%, 1/12/2007 (a)                              1,000,000                1,000,000
                                                                     -------------------

Telephone - Integrated (1.70%)
Bellsouth Corp
   4.50%, 4/ 3/2006                                    995,000                  994,751
   4.67%, 5/ 2/2006                                    850,000                  846,582
   4.68%, 5/11/2006                                    625,000                  621,750
                                                                     -------------------
                                                                              2,463,083
                                                                     -------------------
TOTAL COMMERCIAL PAPER                                              $       138,272,415
                                                                     -------------------
CERTIFICATE OF DEPOSIT (1.24%)
Commercial Banks (1.24%)
Citibank
   4.63%, 4/28/2006                                    900,000                  900,000
   4.71%, 5/16/2006                                    900,000                  900,000
                                                                     -------------------
                                                                              1,800,000
                                                                     -------------------
TOTAL CERTIFICATE OF DEPOSIT                                        $         1,800,000
                                                                     -------------------
BONDS (2.79%)
Asset Backed Securities (0.05%)
CIT Equipment Collateral
   3.85%, 4/20/2006                                     75,880                   75,880
                                                                     -------------------

Automobile Sequential (2.18%)
Capital Auto Receivables Asset Trust
   4.64%, 2/15/2007 (b)                                623,343                  623,343
Capital One Auto Finance Trust
   4.43%, 6/15/2006                                    336,504                  336,504
Hyundai Auto Receivables Trust
   4.84%, 9/15/2006                                    800,000                  800,000
Nissan Auto Lease Trust
   4.27%, 7/17/2006                                    288,585                  288,585
Triad Auto Receivables Owner Trust
   4.57%, 6/12/2006                                    682,809                  682,809
USAA Auto Owner Trust
   4.17%, 6/15/2006 (a)                                165,795                  165,795
   4.40%, 7/15/2006                                    273,099                  273,099
                                                                     -------------------
                                                                              3,170,135
                                                                     -------------------
Finance - Commercial (0.28%)
Caterpillar Financial Services Corp
   5.95%, 5/ 1/2006                                    400,000                  400,683
                                                                     -------------------

Finance - Investment Banker & Broker
(0.28%)
Morgan Stanley Group Inc
   6.88%, 3/ 1/2007 (c)                                400,000                  406,283
                                                                     -------------------
TOTAL BONDS                                                         $         4,052,981
                                                                     -------------------

MONEY MARKET FUNDS (0.25%)
BNY Institutional Cash Reserve Fund (d)                357,000                  357,000
                                                                     -------------------
TOTAL MONEY MARKET FUNDS                                            $           357,000
                                                                     -------------------
Total Investments                                                   $       144,482,396
Other Assets in Excess of Liabilities,                                          678,725
Net - 0.47%
                                                                     -------------------
TOTAL NET ASSETS - 100.00%                                          $       145,161,121
                                                                     ===================
                                                                     -------------------

                                                                     ===================

(a) Variable Rate
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $623,343 or 0.43%
    of net assets.


(c) Security or a portion of the security was on loan at the end of the period.
(d) Security was purchased with the cash proceeds from securities loans.

Portfolio Summary (unaudited)
----------------------------------------------------------
Sector                                            Percent
----------------------------------------------------------
Financial                                          83.54%
Asset Backed Securities                             9.63%
Communications                                      3.62%
Basic Materials                                     1.37%
Distribution - Wholesale                            0.69%
Energy                                              0.68%
Other Assets in Excess                              0.47%
of Liabilities, Net
                                    ----------------------
TOTAL NET ASSETS                                  100.00%
                                    ======================




Schedule of Investments
March 31, 2006 (unaudited)
Real Estate Securities Account
                                                     Shares
                                                      Held                          Value
                                             --------------------------------------------------------
COMMON STOCKS (98.96%)
Hotels & Motels (3.09%)
Starwood Hotels & Resorts Worldwide Inc                        96,400   $                  6,529,172
                                                                         ----------------------------

Real Estate Operator & Developer (2.69%)
Brookfield Properties Corp                                    166,550                      5,687,682
                                                                         ----------------------------

REITS - Apartments (22.62%)
Archstone-Smith Trust                                         227,600                     11,100,052
AvalonBay Communities Inc                                     117,200                     12,786,520
BRE Properties Inc                                             71,900                      4,026,400
Camden Property Trust                                          48,940                      3,526,127
Equity Residential                                            196,000                      9,170,840
Essex Property Trust Inc                                       44,162                      4,801,734
Mid-America Apartment Communities Inc                          12,300                        673,425
United Dominion Realty Trust Inc                               62,405                      1,781,039
                                                                         ----------------------------
                                                                                          47,866,137
                                                                         ----------------------------
REITS - Diversified (4.31%)
Vornado Realty Trust                                           95,100                      9,129,600
                                                                         ----------------------------

REITS - Healthcare (2.72%)
Ventas Inc                                                    173,197                      5,746,676
                                                                         ----------------------------

REITS - Hotels (6.09%)
Host Marriott Corp                                            225,170                      4,818,638
LaSalle Hotel Properties                                      113,683                      4,661,003
Sunstone Hotel Investors Inc                                  117,616                      3,407,336
                                                                         ----------------------------
                                                                                          12,886,977
                                                                         ----------------------------
REITS - Office Property (17.70%)
Alexandria Real Estate Equities Inc                             3,300                        314,589
BioMed Realty Trust Inc                                       125,466                      3,718,812
Boston Properties Inc                                         111,902                     10,434,862
Corporate Office Properties Trust SBI MD                       99,910                      4,569,883
Kilroy Realty Corp                                             76,317                      5,896,251
Reckson Associates Realty Corp                                 10,100                        462,782
SL Green Realty Corp                                          118,669                     12,044,904
                                                                         ----------------------------
                                                                                          37,442,083
                                                                         ----------------------------
REITS - Regional Malls (14.57%)
CBL & Associates Properties Inc                                96,944                      4,115,273
General Growth Properties Inc                                 186,225                      9,100,816
Macerich Co/The                                                21,500                      1,589,925
Simon Property Group Inc                                      190,345                     16,015,628
                                                                         ----------------------------
                                                                                          30,821,642
                                                                         ----------------------------
REITS - Shopping Centers (13.44%)
Acadia Realty Trust                                            63,652                      1,499,005
Developers Diversified Realty Corp                            108,542                      5,942,674
Federal Realty Invs Trust                                      35,769                      2,689,829
Kimco Realty Corp                                             262,800                     10,680,192
Pan Pacific Retail Properties Inc                              53,231                      3,774,078
Regency Centers Corp                                           41,452                      2,785,160
Tanger Factory Outlet Centers Inc                              30,712                      1,056,800
                                                                         ----------------------------
                                                                                          28,427,738
                                                                         ----------------------------

                                                                         ----------------------------
REITS - Storage (4.08%)
Public Storage Inc                                            106,400                      8,642,872
                                                                         ----------------------------

REITS - Warehouse & Industrial (7.65%)
AMB Property Corp                                              95,947                      5,207,043
EastGroup Properties Inc                                       25,745                      1,221,343
Prologis                                                      182,280                      9,751,980
                                                                         ----------------------------
                                                                                          16,180,366
                                                                         ----------------------------
TOTAL COMMON STOCKS                                                     $                209,360,945
                                                                         ----------------------------
                                                    Principal
                                                     Amount                         Value
                                             --------------------------------------------------------
SHORT TERM INVESTMENTS (0.81%)
Commercial Paper (0.81%)
Investment in Joint Trading Account;
HSBC Funding
    4.84%, 4/ 3/2006                                        1,707,959                      1,707,959
                                                                         ----------------------------
TOTAL SHORT TERM INVESTMENTS                                            $                  1,707,959
                                                                         ----------------------------
Total Investments                                                       $                211,068,904
Other Assets in Excess of Liabilities,
  Net - 0.23%                                                                                492,432
                                                                         ----------------------------
TOTAL NET ASSETS - 100.00%                                              $                211,561,336
                                                                         ============================
                                                                         ----------------------------

                                                                         ============================


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $       73,680,221
Unrealized Depreciation                                      (38,327)
                                                    ------------------
Net Unrealized Appreciation (Depreciation)                 73,641,894
Cost for federal income tax purposes                      137,427,010


Portfolio Summary (unaudited)
----------------------------------------------------------------------
REIT                                                          Percent
----------------------------------------------------------------------
REITS - Apartments                                             22.62%
REITS - Office Property                                        17.70%
REITS - Regional Malls                                         14.57%
REITS - Shopping Centers                                       13.44%
REITS - Warehouse & Industrial                                  7.65%
REITS - Hotels                                                  6.09%
REITS - Diversified                                             4.31%
REITS - Storage                                                 4.08%
Hotels & Motels                                                 3.09%
REITS - Healthcare                                              2.72%
Real Estate Operator & Developer                                2.69%
Finance - Other Services                                        0.81%
Other Assets in Excess of                                       0.23%
Liabilities, Net
                                                ----------------------
TOTAL NET ASSETS                                              100.00%
                                                ======================


Schedule of Investments
March 31, 2006 (unaudited)
Short-Term Bond Account
                                                    Principal
                                                     Amount                         Value
                                              -------------------------------------------------------
BONDS (82.04%)
Aerospace & Defense (0.03%)
Raytheon Co
    6.75%, 8/15/2007                                           29,000   $                     29,454
                                                                         ----------------------------

Agricultural Chemicals (0.13%)
IMC Global Inc
    11.25%, 6/ 1/2011                                         110,000                        117,012
                                                                         ----------------------------

Agricultural Operations (0.53%)
Bunge Ltd Finance Corp
    4.38%, 12/15/2008                                         300,000                        291,280
Cargill Inc
    3.63%, 3/ 4/2009 (a)                                      200,000                        190,642
                                                                         ----------------------------
                                                                                             481,922
                                                                         ----------------------------
Airlines (0.08%)
Southwest Airlines Co
    5.50%, 11/ 1/2006                                          70,000                         70,106
                                                                         ----------------------------

Asset Backed Securities (6.02%)
AAA Trust
    5.09%, 2/27/2035 (a)(b)                                   100,000                        100,177
Ameriquest Mortgage Securities Inc
    5.14%, 10/25/2034 (b)                                      91,831                         91,856
Carrington Mortgage Loan Trust
    5.10%, 12/25/2035 (b)                                     500,000                        500,580
Chase Funding Mortgage Loan Asset-Backed
    4.34%, 8/25/2028                                           29,593                         29,460
    4.88%, 8/25/2028                                           26,025                         25,923
    4.21%, 3/25/2029                                          214,035                        212,280
    5.05%, 12/25/2033 (b)                                     174,122                        174,285
Citigroup Mortgage Loan Trust Inc
    5.07%, 7/25/2035 (b)                                      650,000                        650,484
Countrywide Asset-Backed Certificates
    4.32%, 10/25/2035 (b)                                     150,000                        147,806
Countrywide Home Equity Loan Trust
    4.98%, 12/15/2035 (b)(c)                                  177,451                        177,451
    4.99%, 2/15/2036 (b)(c)                                   233,276                        233,276
Equity One ABS Inc
    4.26%, 7/25/2034 (b)                                      200,000                        198,568
GMAC Mortgage Corp Loan Trust
    5.00%, 8/25/2035 (b)                                      200,000                        199,852
Long Beach Mortgage Loan Trust
    5.08%, 7/25/2034 (b)                                      127,784                        127,853
    5.00%, 4/25/2035 (b)                                      250,000                        250,090
Merrill Lynch Mortgage Investors Inc
    5.17%, 7/25/2035 (b)                                      149,917                        150,111
Nomura Asset Acceptance Corp
    5.05%, 6/25/2035 (b)                                       80,546                         80,552
    5.04%, 1/25/2036 (a)(b)(c)                                639,076                        639,076
Popular ABS Mortgage Pass-Through Trust
    5.03%, 9/25/2034 (b)                                      245,769                        245,810
    5.08%, 11/25/2035 (b)                                     250,000                        250,139

Residential Asset Mortgage Products Inc
    5.05%, 12/25/2034 (b)                                     200,000                        200,183
SACO I Inc
    5.09%, 4/25/2035 (b)                                      105,202                        105,216
Saxon Asset Securities Trust
    5.16%, 12/26/2034 (b)                                     462,922                        463,723
Specialty Underwriting & Residential Finance
    5.13%, 7/25/2035 (b)                                      200,000                        200,417
                                                                         ----------------------------
                                                                                           5,455,168
                                                                         ----------------------------
Auto - Car & Light Trucks (0.85%)
DaimlerChrysler NA Holding Corp
    6.40%, 5/15/2006                                          100,000                        100,115
    5.38%, 5/24/2006 (b)                                      100,000                        100,026
    4.05%, 6/ 4/2008                                          200,000                        193,801
    5.33%, 3/13/2009 (b)                                      150,000                        150,026
    5.88%, 3/15/2011                                          225,000                        223,991
                                                                         ----------------------------
                                                                                             767,959
                                                                         ----------------------------
Automobile Sequential (2.47%)
Capital Auto Receivables Asset Trust
    5.12%, 6/15/2010 (b)                                      100,000                        100,529
Carss Finance LP
    5.70%, 1/15/2011 (a)(b)                                   355,621                        356,392
Chase Manhattan Auto Owner Trust
    2.06%, 12/15/2009                                         436,577                        426,901
Daimler Chrysler Auto Trust
    3.09%, 1/ 8/2008                                          102,752                        101,979
    2.88%, 10/ 8/2009                                         153,343                        151,256
Ford Credit Auto Owner Trust
    2.70%, 6/15/2007                                          300,151                        299,075
Honda Auto Receivables Owner Trust
    2.70%, 3/17/2008                                          245,243                        242,637
    2.48%, 7/18/2008                                          282,012                        280,249
M&I Auto Loan Trust
    3.04%, 10/20/2008                                          34,747                         34,574
Nissan Auto Receivables Owner Trust
    2.70%, 12/17/2007                                          90,588                         89,911
WFS Financial Owner Trust
    4.50%, 5/17/2013                                          160,000                        156,056
                                                                         ----------------------------
                                                                                           2,239,559
                                                                         ----------------------------
Beverages - Wine & Spirits (0.03%)
Diageo Capital PLC
    4.38%, 5/ 3/2010                                           25,000                         24,000
                                                                         ----------------------------

Brewery (0.46%)
Coors Brewing Co
    6.38%, 5/15/2012                                          100,000                        103,117
Miller Brewing Co
    4.25%, 8/15/2008 (a)                                      325,000                        317,064
                                                                         ----------------------------
                                                                                             420,181
                                                                         ----------------------------
Building - Residential & Commercial (0.12%)
K Hovnanian Enterprises Inc
    10.50%, 10/ 1/2007                                        100,000                        106,500
                                                                         ----------------------------

Building & Construction Products -
Miscellaneous (0.19%)
Masco Corp
    5.12%, 3/ 9/2007 (a)(b)                                   175,000                        175,389
                                                                         ----------------------------


Cable TV (0.42%)
Comcast Corp
    5.45%, 11/15/2010                                         145,000                        143,388
COX Communications Inc
    4.63%, 1/15/2010                                          250,000                        239,651
                                                                         ----------------------------
                                                                                             383,039
                                                                         ----------------------------
Casino Hotels (0.37%)
Harrah's Operating Co Inc
    7.50%, 1/15/2009                                          225,000                        235,358
MGM Mirage
    9.75%, 6/ 1/2007                                          100,000                        104,125
                                                                         ----------------------------
                                                                                             339,483
                                                                         ----------------------------
Cellular Telecommunications (0.82%)
America Movil SA de CV
    5.26%, 4/27/2007 (b)                                      200,000                        200,400
Cingular Wireless LLC
    5.63%, 12/15/2006                                          70,000                         70,172
Rogers Wireless Inc
    7.25%, 12/15/2012                                         100,000                        105,375
Verizon Wireless Capital LLC
    5.38%, 12/15/2006                                         145,000                        145,016
Vodafone Group PLC
    5.26%, 6/15/2011 (b)                                      225,000                        224,971
                                                                         ----------------------------
                                                                                             745,934
                                                                         ----------------------------
Chemicals - Diversified (0.15%)
Chevron Phillips Chemical Co LLC
    5.38%, 6/15/2007                                           25,000                         24,885
Equistar Chemicals LP/Equistar Funding
    10.63%, 5/ 1/2011                                         100,000                        108,250
                                                                         ----------------------------
                                                                                             133,135
                                                                         ----------------------------
Coatings & Paint (0.08%)
Valspar Corp
    6.00%, 5/ 1/2007                                           70,000                         70,053
                                                                         ----------------------------

Commercial Banks (0.57%)
Glitnir Banki HF
    4.76%, 10/15/2008 (a)(b)                                  100,000                        100,076
HSBC America Capital Trust I
    7.81%, 12/15/2026 (a)                                     175,000                        184,186
VTB Capital SA for Vneshtorgbank
    5.68%, 9/21/2007 (a)(b)                                   100,000                        100,128
Wachovia Bank NA/Charlotte
    7.88%, 2/15/2010                                          125,000                        135,285
                                                                         ----------------------------
                                                                                             519,675
                                                                         ----------------------------
Commercial Services (0.23%)
Aramark Services Inc
    5.00%, 6/ 1/2012                                           95,000                         90,295
Quintiles Transnational Corp
    10.00%, 10/ 1/2013                                        100,000                        115,250
                                                                         ----------------------------
                                                                                             205,545
                                                                         ----------------------------
Commercial Services - Finance (0.02%)
Equifax Inc
    4.95%, 11/ 1/2007                                          15,000                         14,881
                                                                         ----------------------------


Computers - Memory Devices (0.11%)
Seagate Technology HDD Holdings
    8.00%, 5/15/2009                                          100,000                        103,875
                                                                         ----------------------------

Containers - Metal & Glass (0.11%)
Owens Brockway Glass Container Inc
    8.88%, 2/15/2009 (d)                                      100,000                        104,125
                                                                         ----------------------------

Credit Card Asset Backed Securities (1.77%)
Bank One Issuance Trust
    5.12%, 12/15/2010 (b)                                     150,000                        150,749
Capital One Multi-Asset Execution Trust
    4.97%, 12/15/2009 (b)                                     150,000                        150,107
Chase Credit Card Master Trust
    4.95%, 5/15/2009 (b)                                      100,000                         99,993
    5.08%, 1/17/2011 (b)                                      225,000                        226,112
Citibank Credit Card Issuance Trust
    5.29%, 6/25/2009 (b)                                      100,000                        100,257
    6.05%, 12/15/2009 (b)                                     420,878                        426,493
Citibank Credit Card Master Trust I
    5.88%, 3/10/2011                                          200,000                        203,615
Discover Card Master Trust I
    5.15%, 10/15/2009                                         150,000                        149,853
    4.93%, 4/16/2010 (b)                                      100,000                         99,908
                                                                         ----------------------------
                                                                                           1,607,087
                                                                         ----------------------------
Data Processing & Management (0.38%)
Dun & Bradstreet Corp
    5.50%, 3/15/2011                                          200,000                        198,798
Fidelity National Information Services
    4.75%, 9/15/2008                                          155,000                        146,660
                                                                         ----------------------------
                                                                                             345,458
                                                                         ----------------------------
Diversified Financial Services (0.17%)
General Electric Capital Corp
    4.91%, 1/15/2008 (b)                                       75,000                         75,070
    4.83%, 2/ 2/2009 (b)                                       80,000                         80,200
                                                                         ----------------------------
                                                                                             155,270
                                                                         ----------------------------
Diversified Manufacturing Operations (0.11%)
Tyco International Group SA
    6.13%, 1/15/2009                                          100,000                        101,272
                                                                         ----------------------------

Electric - Generation (0.10%)
CE Casecnan Water & Energy
    11.95%, 11/15/2010                                         83,000                         90,470
                                                                         ----------------------------

Electric - Integrated (4.07%)
Alabama Power Co
    2.80%, 12/ 1/2006                                          10,000                          9,841
    4.99%, 8/25/2009 (b)                                      110,000                        110,324
American Electric Power Co Inc
    6.13%, 5/15/2006                                          225,000                        225,187
Commonwealth Edison Co
    7.63%, 1/15/2007                                          125,000                        126,888
Constellation Energy Group Inc
    6.13%, 9/ 1/2009                                          325,000                        330,746
Dominion Resources Inc/VA
    5.05%, 5/15/2006 (b)                                       80,000                         79,998
    5.26%, 9/28/2007 (b)                                      145,000                        145,124
    5.69%, 5/15/2008                                          125,000                        125,222
DTE Energy Co
    6.45%, 6/ 1/2006                                           50,000                         50,084
    6.65%, 4/15/2009                                          175,000                        179,438
Entergy Gulf States Inc
    5.61%, 12/ 8/2008 (a)(b)                                   90,000                         90,039
Entergy Louisiana LLC
    5.83%, 11/ 1/2010                                         150,000                        148,990
Exelon Corp
    4.45%, 6/15/2010                                          175,000                        167,078
FPL Group Capital Inc
    3.25%, 4/11/2006                                           35,000                         34,988
    7.63%, 9/15/2006                                          175,000                        176,714
    4.09%, 2/16/2007                                           50,000                         49,471
Georgia Power Co
    4.93%, 2/17/2009 (b)                                       40,000                         40,118
Midamerican Energy Holdings Co
    4.63%, 10/ 1/2007                                          25,000                         24,689
Niagara Mohawk Power Corp
    7.75%, 5/15/2006                                           60,000                         60,181
Nisource Finance Corp
    3.20%, 11/ 1/2006                                          45,000                         44,453
Northeast Utilities
    3.30%, 6/ 1/2008                                          100,000                         95,337
Pepco Holdings Inc
    5.50%, 8/15/2007                                           25,000                         25,003
Pinnacle West Capital Corp
    6.40%, 4/ 1/2006                                          175,000                        175,000
Progress Energy Inc
    5.85%, 10/30/2008                                          50,000                         50,405
PSEG Power LLC
    3.75%, 4/ 1/2009                                          300,000                        284,641
Public Service Co of Colorado
    4.38%, 10/ 1/2008                                          70,000                         68,500
Scottish Power PLC
    4.91%, 3/15/2010                                          150,000                        146,449
Southwestern Public Service Co
    5.13%, 11/ 1/2006                                         200,000                        199,579
TXU Electric Delivery Co
    5.00%, 9/ 1/2007                                          170,000                        168,865
TXU Energy Co LLC
    6.13%, 3/15/2008                                          100,000                        100,811
Virginia Electric and Power Co
    5.38%, 2/ 1/2007 (d)                                      100,000                         99,856
Wisconsin Electric Power
    3.50%, 12/ 1/2007                                          55,000                         53,367
                                                                         ----------------------------
                                                                                           3,687,386
                                                                         ----------------------------
Electronic Components - Miscellaneous (0.11%)
Solectron Corp
    7.97%, 11/15/2006                                         100,000                        101,500
                                                                         ----------------------------

Electronic Components -Semiconductors (0.15%)
Chartered Semiconductor Manufacturing Ltd
    6.25%, 4/ 4/2013 (e)                                      135,000                        134,044
                                                                         ----------------------------

Electronic Connectors (0.14%)
Thomas & Betts Corp
    6.63%, 5/ 7/2008                                          125,000                        125,074
                                                                         ----------------------------


Engines - Internal Combustion (0.15%)
Cummins Inc
    9.50%, 12/ 1/2010                                         125,000                        133,438
                                                                         ----------------------------

Finance - Auto Loans (0.10%)
Nissan Motor Acceptance Corp
    4.63%, 3/ 8/2010 (a)                                       90,000                         86,613
                                                                         ----------------------------

Finance - Commercial (0.33%)
CIT Group Inc
    4.90%, 8/15/2008 (b)                                      100,000                        100,104
Textron Financial Corp
    4.89%, 10/ 6/2006 (b)                                     100,000                        100,265
    6.20%, 11/15/2007 (b)                                     100,000                        102,134
                                                                         ----------------------------
                                                                                             302,503
                                                                         ----------------------------
Finance - Consumer Loans (1.10%)
American General Finance Corp
    4.88%, 5/15/2010                                          125,000                        121,782
HSBC Finance Corp
    5.03%, 11/16/2009 (b)                                     300,000                        301,106
    4.75%, 4/15/2010                                           75,000                         72,998
    5.26%, 9/14/2012 (b)                                      150,000                        150,271
SLM Corp
    4.82%, 1/26/2009 (b)                                      125,000                        125,290
    4.62%, 3/ 2/2009 (b)                                       75,000                         72,814
    4.76%, 7/27/2009 (b)                                      150,000                        149,920
                                                                         ----------------------------
                                                                                             994,181
                                                                         ----------------------------
Finance - Credit Card (0.34%)
Capital One Bank
    6.70%, 5/15/2008                                          200,000                        205,167
MBNA Corp
    5.14%, 5/ 5/2008 (b)                                      100,000                        100,731
                                                                         ----------------------------
                                                                                             305,898
                                                                         ----------------------------
Finance - Investment Banker & Broker (2.76%)
Bear Stearns Cos Inc/The
    4.96%, 1/30/2009 (b)                                      200,000                        200,978
Citigroup Inc
    4.13%, 2/22/2010                                          350,000                        334,876
    4.92%, 5/18/2010 (b)                                      175,000                        175,322
Credit Suisse USA Inc
    4.93%, 6/ 2/2008 (b)                                      175,000                        175,194
Goldman Sachs Group Inc
    4.94%, 7/23/2009 (b)                                      150,000                        150,865
    5.02%, 3/ 2/2010 (b)                                       75,000                         75,039
    6.88%, 1/15/2011                                          125,000                        131,951
JPMorgan Chase & Co
    4.72%, 10/ 2/2009 (b)                                     400,000                        401,140
Lehman Brothers Holdings Inc
    4.97%, 11/10/2009 (b)                                     100,000                        100,404
    4.25%, 1/27/2010                                          110,000                        105,337
Merrill Lynch & Co Inc
    4.96%, 2/ 6/2009 (b)                                      180,000                        180,521
    4.58%, 3/ 2/2009 (b)                                       40,000                         38,737
    4.93%, 2/ 5/2010 (b)                                       50,000                         50,134
Morgan Stanley
    4.00%, 1/15/2010                                          225,000                        213,783
    4.88%, 1/15/2010 (b)                                      165,000                        165,649
                                                                         ----------------------------
                                                                                           2,499,930
                                                                         ----------------------------

                                                                         ----------------------------
Finance - Leasing Company (0.36%)
Case Credit Corp
    6.75%, 10/21/2007                                         100,000                        100,375
International Lease Finance Corp
    5.00%, 1/15/2010 (b)                                      225,000                        226,174
                                                                         ----------------------------
                                                                                             326,549
                                                                         ----------------------------
Finance - Mortgage Loan/Banker (1.99%)
Countrywide Financial Corp
    4.96%, 5/ 5/2008 (b)                                      150,000                        150,199
    5.20%, 12/19/2008 (b)                                     105,000                        105,146
Fannie Mae
    5.12%, 2/25/2032 (b)                                      280,817                        281,424
Fannie Mae Whole Loan
    5.02%, 5/25/2035 (b)                                      171,835                        172,458
Freddie Mac
    5.50%, 1/15/2017                                          332,238                        332,402
    4.00%, 1/15/2022                                          200,000                        197,374
    5.20%, 6/15/2023 (b)                                      113,103                        114,117
    5.05%, 10/15/2034 (b)                                     111,144                        111,000
Residential Capital Corp
    6.33%, 6/29/2007 (b)                                      190,000                        191,414
    6.00%, 2/22/2011 (d)                                      150,000                        148,802
                                                                         ----------------------------
                                                                                           1,804,336
                                                                         ----------------------------
Finance - Other Services (0.10%)
National Rural Utilities Cooperative Finance
    6.00%, 5/15/2006                                           95,000                         95,085
                                                                         ----------------------------

Food - Meat Products (0.19%)
Tyson Foods Inc
    7.25%, 10/ 1/2006                                         175,000                        176,513
                                                                         ----------------------------

Food - Miscellaneous/Diversified (0.41%)
Campbell Soup Co
    5.50%, 3/15/2007                                           85,000                         84,801
General Mills Inc
    5.13%, 2/15/2007                                           20,000                         19,968
HJ Heinz Co
    6.43%, 12/ 1/2008 (a)(b)                                   75,000                         76,325
Kraft Foods Inc
    4.63%, 11/ 1/2006                                         195,000                        194,302
                                                                         ----------------------------
                                                                                             375,396
                                                                         ----------------------------
Food - Retail (0.51%)
Delhaize America Inc
    8.13%, 4/15/2011                                           50,000                         53,977
Kroger Co/The
    6.38%, 3/ 1/2008                                          225,000                        228,373
Safeway Inc
    6.50%, 11/15/2008                                         100,000                        101,777
    5.31%, 3/27/2009 (b)                                       75,000                         74,977
                                                                         ----------------------------
                                                                                             459,104
                                                                         ----------------------------
Gas - Distribution (0.33%)
Sempra Energy
    4.75%, 5/15/2009                                          175,000                        171,357
Southern California Gas Co
    4.99%, 12/ 1/2009 (b)                                     125,000                        125,172
                                                                         ----------------------------
                                                                                             296,529
                                                                         ----------------------------

Home Equity - Other (6.07%)
ACE Securities Corp
    5.03%, 5/25/2035 (b)                                      160,000                        160,187
    5.03%, 8/25/2035 (b)                                      400,000                        399,996
    5.02%, 10/25/2035 (b)                                     300,000                        300,041
Ameriquest Mortgage Securities Inc
    4.26%, 8/25/2033                                           24,132                         24,010
Asset Backed Funding Certificates
    5.08%, 2/25/2035 (b)                                       53,445                         53,464
Bear Stearns Asset Backed Securities Inc
    5.42%, 3/25/2034 (b)                                      100,000                         99,999
    5.06%, 2/25/2035 (b)                                      150,000                        150,072
Encore Credit Receivables Trust
    5.02%, 2/25/2035 (b)                                      150,000                        150,049
First NLC Trust
    5.05%, 5/25/2035 (b)                                      189,521                        189,519
    5.15%, 5/25/2035 (b)                                      170,569                        170,416
First-Citizens Home Equity Loan LLC
    4.96%, 9/15/2022 (a)(b)                                   120,686                        120,180
GMAC Mortgage Corp Loan Trust
    4.62%, 6/25/2035 (b)                                      400,000                        394,157
IXIS Real Estate Capital Trust
    5.06%, 12/25/2035 (b)                                     175,000                        175,162
JP Morgan Mortgage Acquisition Corp
    5.08%, 7/25/2035 (b)                                      500,000                        500,751
Mastr Asset Backed Securities Trust
    5.32%, 3/25/2035 (b)                                      200,000                        200,604
Merrill Lynch Mortgage Investors Inc
    5.02%, 2/25/2036 (b)                                      150,000                        150,056
Morgan Stanley ABS Capital I
    5.11%, 11/25/2034 (b)                                     200,000                        200,185
    5.07%, 9/25/2035 (b)                                      400,000                        400,304
New Century Home Equity Loan Trust
    5.10%, 2/25/2035 (b)                                      125,200                        125,340
    5.11%, 3/25/2035 (b)                                      112,571                        112,657
Nomura Home Equity Loan Inc
    5.04%, 5/25/2035 (b)                                      125,000                        125,173
Option One Mortgage Loan Trust
    5.04%, 5/25/2035 (b)                                      200,000                        200,188
Residential Asset Securities Corp
    4.96%, 8/25/2025 (b)                                       10,456                         10,454
    4.47%, 3/25/2032                                          600,000                        592,457
    6.62%, 4/25/2032 (b)                                       18,604                         18,611
    5.08%, 12/25/2033 (b)                                      55,694                         55,793
    5.97%, 3/25/2035 (b)                                       50,000                         50,205
    5.02%, 5/25/2035 (b)                                      175,000                        175,058
Structured Asset Securities Corp
    5.04%, 3/25/2035 (b)                                      200,000                        200,068
                                                                         ----------------------------
                                                                                           5,505,156
                                                                         ----------------------------
Home Equity - Sequential (0.61%)
Chase Funding Loan Acquisition Trust
    2.98%, 2/25/2030                                           12,663                         12,613
New Century Home Equity Loan Trust
    3.56%, 11/25/2033                                         141,258                        140,415
    4.76%, 11/25/2033                                         400,000                        395,842
Residential Asset Securities Corp
    3.37%, 11/25/2028                                           4,910                          4,910
                                                                         ----------------------------
                                                                                             553,780
                                                                         ----------------------------

Insurance Brokers (0.22%)
AON Corp
    6.95%, 1/15/2007 (b)                                       30,000                         30,298
Marsh & McLennan Cos Inc
    4.72%, 7/13/2007 (b)                                      125,000                        124,860
    3.63%, 2/15/2008                                           50,000                         48,247
                                                                         ----------------------------
                                                                                             203,405
                                                                         ----------------------------
Investment Management & Advisory
Services (0.19%)
Ameriprise Financial Inc
    5.35%, 11/15/2010                                         175,000                        173,232
                                                                         ----------------------------

Life & Health Insurance (1.00%)
Cigna Corp
    8.25%, 1/ 1/2007                                           80,000                         81,523
Lincoln National Corp
    5.25%, 6/15/2007                                           20,000                         19,914
Pacific Life Global Funding
    5.17%, 6/22/2011 (a)(b)                                   225,000                        225,109
Phoenix Cos Inc/The
    6.68%, 2/16/2008                                          240,000                        240,630
Prudential Financial Inc
    5.04%, 6/13/2008 (b)                                      100,000                        100,141
Sun Life Financial Global Funding LP
    4.78%, 7/ 6/2010 (a)(b)                                   125,000                        125,198
Torchmark Corp
    6.25%, 12/15/2006                                          35,000                         35,107
UnumProvident Corp
    6.00%, 5/15/2008                                           75,000                         75,386
                                                                         ----------------------------
                                                                                             903,008
                                                                         ----------------------------
Medical - HMO (0.05%)
WellPoint Inc
    3.50%, 9/ 1/2007                                           50,000                         48,622
                                                                         ----------------------------

Medical Laboratory & Testing Service (0.19%)
Quest Diagnostics Inc
    5.13%, 11/ 1/2010                                         175,000                        171,680
                                                                         ----------------------------

Medical Products (0.08%)
Mallinckrodt Inc
    6.50%, 11/15/2007                                          75,000                         75,770
                                                                         ----------------------------

Mortgage Backed Securities (30.18%)
ACT Depositor Corp
    5.09%, 9/22/2041 (a)(b)                                   400,000                        398,984
Banc of America Commercial Mortgage Inc
    5.12%, 2/ 9/2021 (b)(c)(e)                                100,000                        100,000
    7.11%, 11/15/2031                                         190,041                        192,439
    5.09%, 7/10/2043                                          750,000                        730,090
    0.34%, 9/10/2045                                       43,700,000                        490,970
    0.10%, 10/10/2045                                      53,923,000                        302,238
Banc of America Mortgage Securities
    4.79%, 5/25/2035 (b)                                      300,000                        294,736
Bear Stearns Alt-A Trust
    5.10%, 7/25/2035 (b)                                       60,469                         60,521
Bear Stearns Commercial Mortgage
Securities Inc
    5.07%, 6/15/2017 (a)(b)                                   150,000                        150,028
    3.97%, 11/11/2035                                         404,319                        392,140
    0.58%, 5/11/2039 (a)(b)                                 2,368,163                         49,781

Bear Stearns Commercial Mortgage
Securities Inc (continued)
    0.27%, 2/11/2041 (b)                                    7,583,143                         98,156
    4.13%, 11/11/2041                                         300,000                        289,042
Bella Vista Mortgage Trust
    5.03%, 5/20/2045 (b)                                      144,662                        144,967
Chase Commercial Mortgage Securities Corp
    7.32%, 10/15/2032                                         500,000                        533,520
Chase Manhattan Bank-First Union National
    7.13%, 8/15/2031                                          233,376                        235,108
Citigroup Mortgage Loan Trust Inc
    5.06%, 8/25/2035 (b)                                      400,000                        401,364
Commercial Mortgage Pass Through Certificates
    3.25%, 6/10/2038                                           85,818                         80,029
Countrywide Alternative Loan Trust
    5.87%, 2/25/2035 (b)                                      210,000                        211,439
    5.06%, 7/20/2035 (b)(c)                                   157,498                        158,196
    5.09%, 5/20/2046 (b)(c)                                 1,000,000                      1,000,000
Countrywide Asset-Backed Certificates
    5.10%, 11/25/2035 (b)                                     100,000                        100,028
    4.85%, 1/25/2036 (b)                                      450,000                        450,450
Countrywide Home Loan Mortgage Pass Through
    4.50%, 1/25/2033                                           18,554                         18,358
    4.49%, 12/25/2033                                         500,000                        477,045
    4.55%, 6/20/2035 (b)                                      250,000                        245,829
CS First Boston Mortgage Securities Corp
    6.25%, 12/16/2035                                         100,000                        101,188
    6.38%, 12/16/2035                                         500,000                        517,890
    1.82%, 5/15/2038 (a)                                    2,156,250                        109,315
    0.26%, 8/15/2038 (a)                                   38,600,000                        532,950
First Union-Lehman Brothers-Bank of America
    6.56%, 11/18/2035                                          86,785                         88,418
Ge Capital Commercial Mortgage Corp
    6.32%, 1/15/2033                                           12,773                         12,759
GMAC Commercial Mortgage Securities Inc
    6.95%, 9/15/2033                                          100,000                        104,088
    0.45%, 8/10/2038 (a)(b)                                21,744,550                        386,009
    4.32%, 10/15/2038                                          52,894                         52,624
Greenpoint Mortgage Funding Trust
    5.09%, 6/25/2045 (b)                                      129,210                        129,255
    5.12%, 6/25/2045 (b)                                      130,189                        130,723
    5.13%, 10/25/2045 (b)                                     214,559                        215,300
Greenwich Capital Commercial Funding Co
    0.13%, 4/10/2037                                       68,010,000                        470,153
    0.80%, 8/10/2042 (a)(b)                                 5,380,000                        167,243
Greenwich Capital Commercial Funding Corp
    0.36%, 6/10/2036 (a)(b)                                11,271,422                        145,672
GSR Mortgage Loan Trust
    4.78%, 7/25/2035 (b)                                      314,375                        307,483
Impac CMB Trust
    5.29%, 10/25/2033 (b)                                      72,858                         72,876
    5.32%, 10/25/2033 (b)                                      67,209                         67,207
    6.37%, 10/25/2034 (b)                                     130,863                        132,955
    5.13%, 4/25/2035 (b)                                      115,112                        115,220
    5.25%, 4/25/2035 (b)                                       89,330                         89,498
    5.12%, 8/25/2035 (b)                                       36,619                         36,640
    5.33%, 8/25/2035 (b)                                      105,122                        105,496
    5.36%, 8/25/2035 (b)                                      116,802                        117,292
Impac Secured Assets CMN Owner Trust
    5.09%, 12/25/2031 (b)                                     500,000                        500,039
    3.71%, 3/25/2034                                          112,970                        112,273
Indymac Index Mortgage Loan Trust
    5.12%, 4/25/2034 (b)                                      203,387                        204,117
    5.05%, 4/25/2035 (b)                                      105,666                        105,993
    5.15%, 4/25/2035 (b)                                       83,783                         84,180
    5.12%, 8/25/2035 (b)                                      233,517                        234,413
JP Morgan Chase Commercial Mortgage Securities
    6.04%, 11/15/2035                                         666,982                        675,478
    3.48%, 6/12/2041                                          371,978                        359,118
JP Morgan Commercial Mortgage Finance Corp
    7.16%, 9/15/2029                                           50,000                         50,969
    6.66%, 10/15/2035                                         350,000                        360,460
JP Morgan Mortgage Trust
    3.81%, 5/25/2034                                          345,614                        334,671
    5.14%, 6/25/2035 (b)                                      223,047                        220,133
    4.98%, 8/25/2035 (b)                                      500,000                        485,093
LB-UBS Commercial Mortgage Trust
    6.06%, 6/15/2020                                          117,397                        118,739
    5.97%, 3/15/2026                                          265,000                        266,499
    4.90%, 6/15/2026                                          200,000                        198,858
    5.39%, 6/15/2026                                          200,000                        199,976
    2.60%, 5/15/2027                                           69,867                         67,105
    3.09%, 5/15/2027                                          700,000                        670,082
    4.19%, 8/15/2029                                          600,000                        578,691
    3.63%, 10/15/2029                                         492,868                        478,069
    1.19%, 3/15/2036 (a)(b)                                 1,564,715                         60,037
Lehman XS Trust
    4.62%, 11/25/2035 (b)(c)                                  445,315                        445,315
Merrill Lynch Mortgage Trust
    0.22%, 11/12/2035 (a)(b)                               15,094,674                        128,305
    0.16%, 7/12/2038                                       54,846,452                        521,041
    0.31%, 9/12/2042 (b)                                   22,355,378                        298,154
Morgan Stanley Capital I
    4.79%, 5/24/2043 (a)(b)(c)                                300,000                        300,000
Morgan Stanley Dean Witter Capital I
    6.54%, 2/15/2031                                          237,313                        242,977
    3.48%, 9/15/2037                                           26,035                         25,577
Nationslink Funding Corp
    7.23%, 6/20/2031                                          878,000                        908,538
Prudential Securities Secured Financing
    6.48%, 11/ 1/2031                                         300,588                        307,283
Specialty Underwriting & Residential Finance
    5.33%, 2/25/2035 (b)                                       25,000                         25,141
    5.05%, 12/25/2035 (b)                                     300,000                        300,126
    5.05%, 3/25/2036 (b)                                      150,000                        150,174
Structured Adjustable Rate Mortgage Loan Trust
    4.70%, 7/25/2034 (b)                                      500,000                        487,403
    5.52%, 8/25/2034 (b)                                      224,066                        224,425
    5.07%, 3/25/2035 (b)                                      125,000                        125,028
Structured Asset Mortgage Investments Inc
    5.12%, 5/25/2045 (b)                                       93,493                         93,877
    5.13%, 9/25/2045 (b)                                      151,220                        151,805
Thornburg Mortgage Securities Trust
    5.08%, 10/25/2035 (b)                                     261,219                        261,543
Wachovia Bank Commercial Mortgage Trust
    0.26%, 1/15/2041 (a)(b)                                 6,363,998                         57,047
    0.53%, 4/15/2042 (a)(b)                                36,815,712                        622,738
Washington Mutual Asset Securities Corp
    3.83%, 1/25/2035 (a)                                      559,471                        534,760
Washington Mutual Inc
    4.48%, 3/25/2033 (b)                                      363,619                        357,175
Washington Mutual Inc (continued)
    3.18%, 9/25/2033                                          112,420                        110,964
    3.99%, 10/25/2033                                         430,000                        415,485
    4.07%, 10/25/2033 (b)                                     550,000                        533,660
    4.84%, 9/25/2035 (b)                                      373,535                        368,223
    5.05%, 7/25/2044 (b)                                      101,769                        102,416
    5.22%, 1/25/2045 (b)                                      425,000                        426,380
    5.09%, 4/25/2045 (b)                                      182,953                        183,019
    5.11%, 7/25/2045 (b)                                      143,030                        143,197
    5.07%, 11/25/2045 (b)                                     334,433                        335,214
                                                                         ----------------------------
                                                                                          27,365,695
                                                                         ----------------------------
Multi-line Insurance (0.55%)
ACE Ltd
    6.00%, 4/ 1/2007                                          100,000                        100,531
CNA Financial Corp
    6.75%, 11/15/2006                                          75,000                         75,579
    6.60%, 12/15/2008                                         150,000                        153,919
Hartford Financial Services Group Inc
    2.38%, 6/ 1/2006                                          100,000                         99,580
    4.70%, 9/ 1/2007                                           70,000                         69,326
                                                                         ----------------------------
                                                                                             498,935
                                                                         ----------------------------
Multimedia (0.81%)
EW Scripps Co
    4.30%, 6/30/2010                                           90,000                         85,440
Media General Inc
    6.95%, 9/ 1/2006                                           75,000                         75,265
News America Inc
    4.75%, 3/15/2010                                          225,000                        218,979
Thomson Corp/The
    5.75%, 2/ 1/2008                                           70,000                         70,326
Time Warner Entertainment Co LP
    7.25%, 9/ 1/2008                                          125,000                        129,587
Time Warner Inc
    6.13%, 4/15/2006                                          155,000                        155,031
                                                                         ----------------------------
                                                                                             734,628
                                                                         ----------------------------
Mutual Insurance (0.15%)
Health Care Service Corp
    7.75%, 6/15/2011 (a)                                      125,000                        136,413
                                                                         ----------------------------

Non-hazardous Waste Disposal (0.12%)
Allied Waste North America
    8.88%, 4/ 1/2008                                          100,000                        105,000
                                                                         ----------------------------

Oil Company - Exploration & Production (0.61%)
Newfield Exploration Co
    8.38%, 8/15/2012                                          100,000                        107,000
Pemex Project Funding Master Trust
    6.13%, 8/15/2008                                          100,000                        100,750
    8.00%, 11/15/2011                                         125,000                        135,688
Vintage Petroleum Inc
    7.88%, 5/15/2011                                          200,000                        207,969
                                                                         ----------------------------
                                                                                             551,407
                                                                         ----------------------------
Oil Company - Integrated (0.26%)
Marathon Oil Corp
    5.38%, 6/ 1/2007                                           70,000                         70,037
Occidental Petroleum Corp
    4.00%, 11/30/2007                                          35,000                         34,287

Phillips 66 Capital Trust II
    8.00%, 1/15/2037                                          125,000                        131,859
                                                                         ----------------------------
                                                                                             236,183
                                                                         ----------------------------
Oil Field Machinery & Equipment (0.06%)
Cooper Cameron Corp
    2.65%, 4/15/2007                                           55,000                         53,186
                                                                         ----------------------------

Oil Refining & Marketing (0.27%)
Premcor Refining Group Inc/The
    9.25%, 2/ 1/2010                                          225,000                        242,743
                                                                         ----------------------------

Paper & Related Products (0.08%)
Union Camp Corp
    7.00%, 8/15/2006                                           75,000                         75,543
                                                                         ----------------------------

Pharmacy Services (0.14%)
Caremark Rx Inc
    7.38%, 10/ 1/2006                                         125,000                        126,239
                                                                         ----------------------------

Pipelines (0.30%)
Duke Capital LLC
    4.33%, 11/16/2006                                         150,000                        149,153
Enbridge Energy Partners LP
    4.00%, 1/15/2009                                          125,000                        119,584
                                                                         ----------------------------
                                                                                             268,737
                                                                         ----------------------------
Power Converter & Supply Equipment (0.02%)
Cooper Industries Inc
    5.25%, 7/ 1/2007                                           20,000                         19,915
                                                                         ----------------------------

Property & Casualty Insurance (0.60%)
Ace INA Holdings Inc
    8.30%, 8/15/2006                                           75,000                         75,804
Markel Corp
    7.00%, 5/15/2008                                          150,000                        153,590
Safeco Corp
    4.88%, 2/ 1/2010                                           95,000                         92,740
Travelers Property Casualty Corp
    3.75%, 3/15/2008                                           20,000                         19,468
WR Berkley Corp
    9.88%, 5/15/2008                                          100,000                        109,077
    5.13%, 9/30/2010                                          100,000                         97,059
                                                                         ----------------------------
                                                                                             547,738
                                                                         ----------------------------
Property Trust (0.11%)
Westfield Capital Corp Ltd
    4.98%, 11/ 2/2007 (a)(b)                                  100,000                        100,252
                                                                         ----------------------------

Publishing - Books (0.03%)
Reed Elsevier Capital Inc
    6.13%, 8/ 1/2006                                           25,000                         25,066
                                                                         ----------------------------

Real Estate Operator & Developer (0.39%)
Duke Realty LP
    3.35%, 1/15/2008                                           25,000                         24,090
EOP Operating LP
    7.75%, 11/15/2007                                          75,000                         77,529
    5.13%, 10/ 1/2010 (b)                                     250,000                        252,128
                                                                         ----------------------------
                                                                                             353,747
                                                                         ----------------------------

Regional Banks (1.57%)
Bank of America Corp
    4.90%, 2/17/2009 (b)                                      175,000                        175,454
    7.40%, 1/15/2011                                          325,000                        351,268
Keycorp
    4.81%, 7/23/2007 (b)                                      100,000                        100,229
NB Capital Trust
    7.83%, 12/15/2026                                         175,000                        184,280
PNC Funding Corp
    4.50%, 3/10/2010                                          200,000                        193,652
Wachovia Corp
    4.69%, 7/20/2007 (b)                                      125,000                        125,165
    4.97%, 3/ 1/2012 (b)                                      100,000                        100,039
Wells Fargo & Co
    4.00%, 9/10/2012 (b)                                      200,000                        195,663
                                                                         ----------------------------
                                                                                           1,425,750
                                                                         ----------------------------
REITS - Apartments (0.12%)
Camden Property Trust
    4.38%, 1/15/2010                                           75,000                         72,138
United Dominion Realty Trust Inc
    4.50%, 3/ 3/2008                                           35,000                         34,230
                                                                         ----------------------------
                                                                                             106,368
                                                                         ----------------------------
REITS - Diversified (0.66%)
iStar Financial Inc
    6.14%, 3/12/2007 (b)                                       75,000                         75,700
    5.22%, 3/ 3/2008 (b)                                      100,000                        100,249
    5.65%, 9/15/2011                                          175,000                        172,608
Liberty Property-LP
    7.75%, 4/15/2009                                          235,000                        248,563
                                                                         ----------------------------
                                                                                             597,120
                                                                         ----------------------------
REITS - Healthcare (0.15%)
Health Care Property Investors Inc
    5.63%, 2/28/2013                                          140,000                        137,951
                                                                         ----------------------------

REITS - Hotels (0.11%)
Host Marriott LP
    9.50%, 1/15/2007                                          100,000                        102,750
                                                                         ----------------------------

REITS - Office Property (0.65%)
Brandywine Operating Partnership LP/PA
    5.41%, 4/ 1/2009 (b)                                       75,000                         74,974
    5.63%, 12/15/2010                                         105,000                        104,052
HRPT Properties Trust
    5.52%, 3/16/2011 (b)                                      175,000                        175,064
    6.95%, 4/ 1/2012                                          225,000                        235,961
                                                                         ----------------------------
                                                                                             590,051
                                                                         ----------------------------
REITS - Regional Malls (0.21%)
Simon Property Group LP
    3.75%, 1/30/2009                                          150,000                        143,136
    4.60%, 6/15/2010                                           45,000                         43,392
                                                                         ----------------------------
                                                                                             186,528
                                                                         ----------------------------
REITS - Shopping Centers (0.24%)
Developers Diversified Realty Corp
    3.88%, 1/30/2009                                          125,000                        119,117
Kimco Realty Corp
    4.88%, 8/ 1/2006 (b)                                      100,000                        100,019
                                                                         ----------------------------
                                                                                             219,136
                                                                         ----------------------------

Rental - Auto & Equipment (0.28%)
Erac USA Finance Co
    6.63%, 5/15/2006 (a)                                      250,000                        250,309
                                                                         ----------------------------

Retail - Major Department Store (0.29%)
May Department Stores Co/The
    3.95%, 7/15/2007                                          130,000                        127,284
    7.45%, 9/15/2011                                          125,000                        134,538
                                                                         ----------------------------
                                                                                             261,822
                                                                         ----------------------------
Retail - Regional Department Store (0.09%)
JC Penney Corp Inc
    9.00%, 8/ 1/2012                                           75,000                         85,907
                                                                         ----------------------------

Retail - Restaurants (0.31%)
Yum! Brands Inc
    8.50%, 4/15/2006                                          200,000                        200,177
    7.65%, 5/15/2008                                           75,000                         78,185
                                                                         ----------------------------
                                                                                             278,362
                                                                         ----------------------------
Savings & Loans - Thrifts (0.41%)
Amsouth Bank NA/Birmingham AL
    2.82%, 11/ 3/2006                                          20,000                         19,734
Washington Mutual Inc
    5.08%, 3/20/2008 (b)                                       50,000                         50,044
    4.00%, 1/15/2009                                           50,000                         48,274
    4.90%, 1/15/2010 (b)                                      150,000                        150,476
    5.24%, 3/22/2012 (b)                                      100,000                         99,739
                                                                         ----------------------------
                                                                                             368,267
                                                                         ----------------------------
Sovereign (0.12%)
Mexico Government International Bond
    8.38%, 1/14/2011 (d)                                      100,000                        110,800
                                                                         ----------------------------

Special Purpose Banks (0.09%)
Korea Development Bank
    7.25%, 5/15/2006                                           55,000                         55,121
    3.88%, 3/ 2/2009                                           25,000                         23,917
                                                                         ----------------------------
                                                                                              79,038
                                                                         ----------------------------
Special Purpose Entity (0.64%)
Fondo LatinoAmericano De Reservas
    3.00%, 8/ 1/2006 (a)                                       75,000                         74,484
Pricoa Global Funding I
    5.12%, 12/22/2006 (a)(b)                                  200,000                        200,320
Rio Tinto Finance USA Ltd
    2.63%, 9/30/2008                                           60,000                         56,199
Xlliac Global Funding
    5.02%, 6/ 2/2008 (a)(b)                                   250,000                        250,176
                                                                         ----------------------------
                                                                                             581,179
                                                                         ----------------------------
Supranational Bank (0.34%)
Corp Andina de Fomento
    4.95%, 6/16/2006 (b)                                      100,000                         99,984
    4.98%, 1/26/2007 (b)                                      100,000                        100,100
    7.38%, 1/18/2011                                          100,000                        107,194
                                                                         ----------------------------
                                                                                             307,278
                                                                         ----------------------------
Telecommunication Services (0.45%)
Bellsouth Telecommunications
    5.88%, 1/15/2009                                          100,000                        101,008
TELUS Corp
    7.50%, 6/ 1/2007                                          150,000                        153,389

TELUS Corp (continued)
    8.00%, 6/ 1/2011                                           50,000                         55,149
Verizon Global Funding Corp
    4.88%, 8/15/2007 (b)(d)                                   100,000                         99,990
                                                                         ----------------------------
                                                                                             409,536
                                                                         ----------------------------
Telephone - Integrated (1.63%)
AT&T Inc
    4.39%, 6/ 5/2006 (a)                                      125,000                        124,821
    5.30%, 11/15/2010                                         125,000                        123,357
British Telecommunications PLC
    8.38%, 12/15/2010                                         150,000                        167,309
Deutsche Telekom International Finance
    5.12%, 3/23/2009 (b)                                      175,000                        175,042
Sprint Capital Corp
    7.63%, 1/30/2011                                          250,000                        270,374
Telecom Italia Capital SA
    4.00%, 11/15/2008                                          65,000                         62,632
    4.88%, 10/ 1/2010                                          95,000                         91,476
    5.16%, 2/ 1/2011 (b)                                      175,000                        176,499
Telefonica Europe BV
    7.75%, 9/15/2010                                          175,000                        188,292
Telefonos de Mexico SA de CV
    4.50%, 11/19/2008                                          75,000                         72,928
Verizon Communications Inc
    5.35%, 2/15/2011                                           30,000                         29,600
                                                                         ----------------------------
                                                                                           1,482,330
                                                                         ----------------------------
Television (0.08%)
Univision Communications Inc
    2.88%, 10/15/2006                                          75,000                         74,034
                                                                         ----------------------------

Textile - Home Furnishings (0.05%)
Mohawk Industries Inc
    6.50%, 4/15/2007                                           45,000                         45,301
                                                                         ----------------------------

Tobacco (0.11%)
RJ Reynolds Tobacco Holdings Inc
    7.75%, 5/15/2006                                          100,000                        100,500
                                                                         ----------------------------

Transport - Rail (0.89%)
Burlington Northern RR Co
    9.25%, 10/ 1/2006                                         150,000                        152,786
CSX Corp
    4.99%, 8/ 3/2006 (b)                                       58,000                         58,046
    6.25%, 10/15/2008                                         250,000                        255,308
Norfolk Southern Corp
    7.22%, 9/15/2006                                          100,000                        100,985
    6.00%, 4/30/2008                                           95,000                         96,104
Union Pacific Corp
    3.88%, 2/15/2009                                          150,000                        144,270
                                                                         ----------------------------
                                                                                             807,499
                                                                         ----------------------------
TOTAL BONDS                                                             $                 74,394,527
                                                                         ----------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (20.66%)
Federal Home Loan Mortgage Corporation
(FHLMC) (2.25%)
    4.50%, 7/ 1/2010                                          140,652                        137,273
    4.00%, 9/ 1/2010                                           67,868                         65,313
    4.50%, 9/ 1/2010                                          115,990                        113,203
    4.50%, 11/ 1/2010                                         201,288                        196,451
    4.50%, 2/ 1/2011                                           72,986                         71,109
    4.50%, 4/ 1/2011                                          313,861                        305,790
    4.50%, 6/ 1/2011                                          159,395                        156,269
    4.50%, 10/ 1/2011                                         212,147                        206,692
    4.50%, 11/ 1/2011                                         252,174                        245,689
    4.61%, 1/ 1/2035 (b)                                      164,757                        161,185
    4.84%, 9/ 1/2035 (b)                                      381,035                        375,889
                                                                         ----------------------------
                                                                                           2,034,863
                                                                         ----------------------------
Federal National Mortgage Association
(FNMA) (4.07%)
    4.00%, 5/ 1/2010                                           48,888                         46,976
    4.50%, 5/ 1/2010                                           71,096                         69,323
    4.00%, 6/ 1/2010                                           29,478                         28,325
    4.50%, 6/ 1/2010                                          159,465                        155,488
    4.00%, 7/ 1/2010                                           38,919                         37,397
    4.00%, 8/ 1/2010                                           19,003                         18,260
    4.00%, 3/ 1/2011                                           70,428                         67,535
    4.50%, 5/ 1/2011                                           94,443                         91,926
    4.50%, 7/ 1/2011                                          186,234                        181,271
    4.50%, 8/ 1/2011                                          347,152                        337,901
    4.50%, 9/ 1/2011                                           66,448                         64,678
    3.62%, 12/ 1/2033 (b)                                     324,724                        326,427
    4.37%, 7/ 1/2034 (b)                                      371,176                        364,354
    4.29%, 8/ 1/2034 (b)                                      190,811                        187,048
    4.42%, 9/ 1/2034 (b)                                      287,828                        282,555
    4.50%, 1/ 1/2035 (b)                                      237,987                        232,216
    4.52%, 1/ 1/2035 (b)                                      271,794                        273,854
    3.89%, 2/ 1/2035 (b)                                      254,348                        254,166
    4.56%, 4/ 1/2035 (b)                                      428,086                        418,149
    3.55%, 6/ 1/2035 (b)                                      250,153                        255,781
                                                                         ----------------------------
                                                                                           3,693,630
                                                                         ----------------------------
U.S. Treasury (14.34%)
    4.25%, 10/31/2007                                       6,450,000                      6,391,041
    4.13%, 8/15/2008 (f)                                    2,500,000                      2,464,257
    3.88%, 5/15/2010 (f)                                      525,000                        506,379
    4.50%, 11/15/2010                                         300,000                        295,969
    4.88%, 2/15/2012 (f)                                    1,350,000                      1,352,109
    4.38%, 8/15/2012                                        1,150,000                      1,120,126
    4.50%, 2/15/2016                                          900,000                        875,320
                                                                         ----------------------------
                                                                                          13,005,201
TOTAL U.S. GOVERNMENT &                                                 ----------------------------
GOVERNMENT AGENCY OBLIGATIONS                                           $                 18,733,694
                                                                         ----------------------------
SHORT TERM INVESTMENTS (0.83%)
Commercial Paper (0.83%)
Investment in Joint Trading Account; HSBC
Funding
    4.84%, 4/ 3/2006                                          755,640                        755,640
                                                                         ----------------------------
TOTAL SHORT TERM INVESTMENTS                                            $                    755,640
                                                                         ----------------------------
MONEY MARKET FUNDS (0.54%)
BNY Institutional Cash Reserve Fund (g)                       494,000                        494,000
                                                                         ----------------------------
TOTAL MONEY MARKET FUNDS                                                $                    494,000
                                                                         ----------------------------
Total Investments                                                       $                 94,377,861
Liabilities in Excess of Other Assets,
  Net - (4.07)%                                                                           (3,693,356)
                                                                         ----------------------------
TOTAL NET ASSETS - 100.00%                                              $                 90,684,505
                                                                         ============================
                                                                         ----------------------------

                                                                         ============================

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise in securities are not considered illiquid.  At the end of the period, the value of these securities totale of net assets.


(b)  Variable Rate
(c)  Market value is determined in accordance with procedures established in good faith by the Board of Dire end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(d)  Security or a portion of the security was on loan at the end of the period.
(e)  Security purchased on a when-issued basis.
(f)  Security or a portion of the security was pledged as collateral for reverse repurchase agreements.  At period, the value of these securities totaled $4,149,190 or 4.58% of net assets.

(g)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $           42,509
Unrealized Depreciation                                     (1,259,795)
                                                      ------------------
Net Unrealized Appreciation (Depreciation)                  (1,217,286)
Cost for federal income tax purposes                         95,595,147


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                          Un
                                                                               Notional                  App
Description                                                                     Amount                  (Dep
------------------------------------------------------------------------------------------------------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index
and pay monthly a floating rate                                             $               900,000   $
based on 1-month LIBOR with Morgan Stanley. Expires May 2006.



Portfolio Summary (unaudited)
---------------------------------------------------------------------
Sector                                                       Percent
---------------------------------------------------------------------
Mortgage Securities                                           37.47%
Asset Backed Securities                                       17.30%
Financial                                                     15.92%
Government                                                    14.80%
Utilities                                                      4.49%
Communications                                                 4.25%
Consumer, Non-cyclical                                         3.23%
Consumer, Cyclical                                             2.16%
Industrial                                                     1.88%
Energy                                                         1.49%
Technology                                                     0.64%
Basic Materials                                                0.44%
Liabilities in Excess of Other                              (-4.07%)
Assets, Net
                                               ----------------------
TOTAL NET ASSETS                                             100.00%
                                               ======================

Other Assets Summary (unaudited)
--------------------------------------------------------
Asset Type                                      Percent
--------------------------------------------------------
Total Return Swaps                                0.01%


Schedule of Investments
March 31, 2006 (unaudited)
SmallCap Account
                                                      Shares
                                                       Held                          Value
                                              --------------------------------------------------------
COMMON STOCKS (98.84%)
Advertising Services (1.07%)
Ventiv Health Inc (a)                                           33,444   $                  1,111,010
                                                                          ----------------------------

Aerospace & Defense (0.49%)
Teledyne Technologies Inc (a)                                   14,489                        515,808
                                                                          ----------------------------

Aerospace & Defense Equipment (0.50%)
BE Aerospace Inc (a)                                            20,590                        517,221
                                                                          ----------------------------

Apparel Manufacturers (0.91%)
Oxford Industries Inc (b)                                       18,597                        950,865
                                                                          ----------------------------

Applications Software (0.94%)
Mapinfo Corp (a)                                                69,696                        977,138
                                                                          ----------------------------

Auto/Truck Parts & Equipment -
Original (0.56%)
Tenneco Inc (a)                                                 27,126                        588,363
                                                                          ----------------------------

Auto/Truck Parts & Equipment -
Replacement (0.17%)
Commercial Vehicle Group Inc (a)                                 9,372                        180,036
                                                                          ----------------------------

Building - Mobil Home & Manufactured
Housing (1.45%)
Champion Enterprises Inc (a)                                    51,095                        764,381
Thor Industries Inc                                             13,992                        746,613
                                                                          ----------------------------
                                                                                            1,510,994
                                                                          ----------------------------
Building - Residential & Commercial (0.94%)
William Lyon Homes Inc (a)(b)                                   10,224                        978,232
                                                                          ----------------------------

Building Products - Cement & Aggregate (1.20%)
Eagle Materials Inc (b)                                         19,590                      1,249,058
                                                                          ----------------------------

Building Products - Light Fixtures (1.03%)
Genlyte Group Inc (a)                                           15,735                      1,072,183
                                                                          ----------------------------

Building Products - Wood (1.00%)
Universal Forest Products Inc (b)                               16,502                      1,047,712
                                                                          ----------------------------

Cable TV (0.78%)
Lodgenet Entertainment Corp (a)                                 52,065                        811,173
                                                                          ----------------------------

Casino Hotels (0.83%)
Ameristar Casinos Inc (b)                                       33,471                        863,217
                                                                          ----------------------------

Cellular Telecommunications (0.45%)
Ubiquitel Inc (a)                                               46,132                        465,933
                                                                          ----------------------------

Chemicals - Diversified (0.92%)
FMC Corp                                                        15,504                        960,938
                                                                          ----------------------------


Commercial Banks (7.28%)
Capital Corp of the West                                        16,757                        615,317
Center Financial Corp                                           31,598                        765,620
City Holding Co                                                 24,296                        893,850
Corus Bankshares Inc (b)                                        16,728                        994,312
First Midwest Bancorp Inc/IL                                    24,877                        909,752
Greene County Bancshares Inc                                    25,095                        733,025
Southwest Bancorp Inc/Stillwater OK                             48,963                      1,088,937
Vineyard National Bancorp - Warrants (a)(c)(d)                   1,561                         13,425
West Coast Bancorp/OR                                           21,380                        597,571
Wilshire Bancorp Inc                                            52,899                        983,392
                                                                          ----------------------------
                                                                                            7,595,201
                                                                          ----------------------------
Commercial Services - Finance (0.22%)
Clayton Holdings Inc (a)(b)                                     10,767                        226,968
                                                                          ----------------------------

Computer Aided Design (0.90%)
Ansys Inc (a)                                                   17,334                        938,636
                                                                          ----------------------------

Computer Graphics (0.95%)
Trident Microsystems Inc (a)                                    33,933                        986,093
                                                                          ----------------------------

Computer Services (0.67%)
CACI International Inc (a)(b)                                   10,676                        701,947
                                                                          ----------------------------

Cosmetics & Toiletries (0.98%)
Parlux Fragrances Inc (a)(b)                                    31,606                      1,019,293
                                                                          ----------------------------

Data Processing & Management (1.05%)
infoUSA Inc                                                     84,164                      1,092,449
                                                                          ----------------------------

Dental Supplies & Equipment (0.55%)
Sybron Dental Specialties Inc (a)                               14,033                        578,721
                                                                          ----------------------------

Distribution & Wholesale (1.61%)
Aviall Inc (a)                                                  18,586                        707,755
United Stationers Inc (a)(b)                                    18,257                        969,447
                                                                          ----------------------------
                                                                                            1,677,202
                                                                          ----------------------------
Drug Delivery Systems (0.58%)
Nastech Pharmaceutical Co Inc (a)(b)                            33,716                        606,888
                                                                          ----------------------------

Educational Software (0.75%)
Blackboard Inc (a)(b)                                           27,426                        779,173
                                                                          ----------------------------

Electric - Integrated (1.59%)
Allete Inc                                                      18,589                        866,247
PNM Resources Inc                                               32,301                        788,145
                                                                          ----------------------------
                                                                                            1,654,392
                                                                          ----------------------------
Electronic Components - Semiconductors (3.03%)
Kopin Corp (a)                                                  92,989                        465,875
Microsemi Corp (a)                                              28,417                        827,219
Omnivision Technologies Inc (a)(b)                              33,750                      1,019,250
ON Semiconductor Corp (a)(b)                                   116,174                        843,423
                                                                          ----------------------------
                                                                                            3,155,767
                                                                          ----------------------------
Electronic Design Automation (0.97%)
Ansoft Corp (a)                                                 24,176                      1,007,897
                                                                          ----------------------------


Electronic Measurement Instruments (1.07%)
LeCroy Corp (a)(b)                                              28,092                        439,640
Trimble Navigation Ltd (a)                                      14,936                        672,867
                                                                          ----------------------------
                                                                                            1,112,507
                                                                          ----------------------------
E-Marketing & Information (0.59%)
aQuantive Inc (a)                                               26,038                        612,934
                                                                          ----------------------------

Enterprise Software & Services (0.78%)
Packeteer Inc (a)(b)                                            69,705                        808,578
                                                                          ----------------------------

E-Services - Consulting (1.75%)
Digital Insight Corp (a)                                        32,064                      1,167,130
Websense Inc (a)(b)                                             23,978                        661,313
                                                                          ----------------------------
                                                                                            1,828,443
                                                                          ----------------------------
Food - Wholesale & Distribution (0.68%)
Spartan Stores Inc                                              55,789                        711,310
                                                                          ----------------------------

Gas - Distribution (0.77%)
Energen Corp                                                    22,977                        804,195
                                                                          ----------------------------

Human Resources (1.59%)
Korn/Ferry International (a)                                    37,113                        756,734
Labor Ready Inc (a)                                             37,464                        897,263
                                                                          ----------------------------
                                                                                            1,653,997
                                                                          ----------------------------
Identification Systems - Development (0.62%)
Metrologic Instruments Inc (a)(b)                               27,896                        645,234
                                                                          ----------------------------

Internet Security (0.70%)
Internet Security Systems (a)(b)                                30,592                        733,596
                                                                          ----------------------------

Intimate Apparel (0.79%)
Warnaco Group Inc/The (a)                                       34,399                        825,576
                                                                          ----------------------------

Investment Companies (1.15%)
Ares Capital Corp                                               69,694                      1,197,343
                                                                          ----------------------------

Machinery - Construction & Mining (1.67%)
Astec Industries Inc (a)                                        17,319                        621,752
JLG Industries Inc                                              36,254                      1,116,261
                                                                          ----------------------------
                                                                                            1,738,013
                                                                          ----------------------------
Machinery - General Industry (1.96%)
Gardner Denver Inc (a)(b)                                       16,563                      1,079,907
Middleby Corp (a)                                               11,562                        967,971
                                                                          ----------------------------
                                                                                            2,047,878
                                                                          ----------------------------
Machinery Tools & Related Products (1.00%)
Kennametal Inc                                                  16,983                      1,038,341
                                                                          ----------------------------

Medical  - Outpatient & Home Medical
Care (0.99%)
Amedisys Inc (a)(b)                                             29,864                      1,037,774
                                                                          ----------------------------

Medical - Biomedical/Gene (2.03%)
Lexicon Genetics Inc (a)                                       105,811                        586,193
Myriad Genetics Inc (a)(b)                                      18,587                        484,935
Serologicals Corp (a)(b)                                        15,799                        386,443
SuperGen Inc (a)(b)                                            116,194                        659,982
                                                                          ----------------------------
                                                                                            2,117,553
                                                                          ----------------------------

                                                                          ----------------------------
Medical - Drugs (0.50%)
Dusa Pharmaceuticals Inc (a)(b)                                 74,322                        524,713
                                                                          ----------------------------

Medical - HMO (0.74%)
Sierra Health Services Inc (a)(b)                               18,908                        769,556
                                                                          ----------------------------

Medical Instruments (0.99%)
Kyphon Inc (a)(b)                                               27,888                      1,037,434
                                                                          ----------------------------

Medical Products (1.57%)
PolyMedica Corp                                                 17,060                        722,662
Syneron Medical Ltd (a)(b)                                      31,498                        920,056
                                                                          ----------------------------
                                                                                            1,642,718
                                                                          ----------------------------
Metal Processors & Fabrication (0.98%)
Commercial Metals Co                                            19,208                      1,027,436
                                                                          ----------------------------

Miscellaneous Manufacturers (0.96%)
Freightcar America Inc (b)                                      15,806                      1,005,262
                                                                          ----------------------------

Multimedia (0.96%)
Journal Communications Inc                                      80,718                      1,000,903
                                                                          ----------------------------

Networking Products (1.68%)
Anixter International Inc                                       17,449                        833,713
Black Box Corp                                                  19,059                        915,785
                                                                          ----------------------------
                                                                                            1,749,498
                                                                          ----------------------------
Non-Ferrous Metals (0.73%)
RTI International Metals Inc (a)(b)                             13,867                        760,605
                                                                          ----------------------------

Office Automation & Equipment (0.41%)
Global Imaging Systems Inc (a)(b)                               11,166                        424,085
                                                                          ----------------------------

Oil - Field Services (2.27%)
Global Industries Ltd (a)                                       36,080                        522,799
Helix Energy Solutions Group Inc (a)                            20,446                        774,904
Oceaneering International Inc (a)                               18,588                      1,065,092
                                                                          ----------------------------
                                                                                            2,362,795
                                                                          ----------------------------
Oil & Gas Drilling (1.02%)
Helmerich & Payne Inc                                           15,247                      1,064,545
                                                                          ----------------------------

Oil Company - Exploration & Production (2.85%)
Berry Petroleum Co                                              14,698                      1,006,078
KCS Energy Inc (a)                                              42,753                      1,111,578
St Mary Land & Exploration Co (b)                               21,012                        857,920
                                                                          ----------------------------
                                                                                            2,975,576
                                                                          ----------------------------
Oil Refining & Marketing (1.27%)
Frontier Oil Corp                                               22,334                      1,325,523
                                                                          ----------------------------

Physical Therapy & Rehabilitation
Centers (0.43%)
PainCare Holdings Inc (a)(b)                                   232,254                        443,605
                                                                          ----------------------------

Physician Practice Management (0.84%)
Pediatrix Medical Group Inc (a)                                  8,503                        872,748
                                                                          ----------------------------


Printing - Commercial (0.88%)
Consolidated Graphics Inc (a)                                   17,680                        921,482
                                                                          ----------------------------

Private Corrections (1.10%)
Geo Group Inc/The (a)                                           34,562                      1,152,297
                                                                          ----------------------------

Property & Casualty Insurance (1.85%)
Arch Capital Group Ltd (a)                                      16,072                        927,997
Zenith National Insurance Corp                                  20,917                      1,006,735
                                                                          ----------------------------
                                                                                            1,934,732
                                                                          ----------------------------
Publicly Traded Investment Fund (0.73%)
iShares Nasdaq Biotechnology Index Fund (b)                      9,289                        765,228
                                                                          ----------------------------

Publishing - Periodicals (0.63%)
Playboy Enterprises Inc (a)(b)                                  46,469                        659,860
                                                                          ----------------------------

Recycling (1.22%)
Aleris International Inc (a)(b)                                 26,484                      1,273,086
                                                                          ----------------------------

REITS - Diversified (1.46%)
CentraCore Properties Trust                                     25,098                        628,705
Entertainment Properties Trust                                  21,244                        891,823
                                                                          ----------------------------
                                                                                            1,520,528
                                                                          ----------------------------
REITS - Hotels (0.89%)
Equity Inns Inc                                                 57,618                        933,412
                                                                          ----------------------------

REITS - Mortgage (2.12%)
Deerfield Triarc Capital Corp                                   55,793                        752,647
Gramercy Capital Corp/New York                                  35,761                        891,522
KKR Financial Corp                                              25,300                        567,479
                                                                          ----------------------------
                                                                                            2,211,648
                                                                          ----------------------------
REITS - Office Property (0.40%)
BioMed Realty Trust Inc                                         13,942                        413,241
                                                                          ----------------------------

REITS - Shopping Centers (1.38%)
Ramco-Gershenson Properties                                     15,326                        463,918
Urstadt Biddle Properties Inc                                   53,915                        970,470
                                                                          ----------------------------
                                                                                            1,434,388
                                                                          ----------------------------
REITS - Single Tenant (0.43%)
Agree Realty Corp                                               13,936                        447,346
                                                                          ----------------------------

Resorts & Theme Parks (0.62%)
Vail Resorts Inc (a)(b)                                         16,866                        644,618
                                                                          ----------------------------

Respiratory Products (0.93%)
Respironics Inc (a)                                             24,909                        969,209
                                                                          ----------------------------

Retail - Apparel & Shoe (2.90%)
Charming Shoppes Inc (a)(b)                                     65,055                        967,368
Genesco Inc (a)(b)                                              13,075                        508,487
Men's Wearhouse Inc                                             25,000                        898,500
Stein Mart Inc (b)                                              37,254                        648,964
                                                                          ----------------------------
                                                                                            3,023,319
                                                                          ----------------------------
Retail - Restaurants (1.69%)
Denny's Corp (a)                                               162,686                        774,385

Landry's Restaurants Inc (b)                                    27,883                        985,107
                                                                          ----------------------------
                                                                                            1,759,492
                                                                          ----------------------------
Savings & Loans - Thrifts (1.91%)
PFF Bancorp Inc                                                 32,535                      1,096,755
WSFS Financial Corp                                             14,320                        899,725
                                                                          ----------------------------
                                                                                            1,996,480
                                                                          ----------------------------
Semiconductor Component - Integrated
Circuits (2.09%)
Emulex Corp (a)                                                 46,472                        794,206
Genesis Microchip Inc (a)(b)                                    20,437                        348,246
Integrated Device Technology Inc (a)                            37,158                        552,168
Micrel Inc (a)(b)                                               32,514                        481,858
                                                                          ----------------------------
                                                                                            2,176,478
                                                                          ----------------------------
Steel - Producers (1.03%)
Carpenter Technology Corp                                       11,336                      1,071,479
                                                                          ----------------------------

Telecommunication Equipment (0.61%)
Comtech Telecommunications Corp (a)                             21,968                        640,807
                                                                          ----------------------------

Telephone - Integrated (0.88%)
Talk America Holdings Inc (a)(b)                               107,840                        919,875
                                                                          ----------------------------

Therapeutics (0.33%)
Dov Pharmaceutical Inc (a)(b)                                   21,372                        341,525
                                                                          ----------------------------

Transport - Marine (0.81%)
OMI Corp (b)                                                    46,913                        845,372
                                                                          ----------------------------

Transport - Services (0.62%)
HUB Group Inc (a)                                               14,273                        650,563
                                                                          ----------------------------

Transport - Truck (0.62%)
Arkansas Best Corp                                              16,551                        647,475
                                                                          ----------------------------
TOTAL COMMON STOCKS                                                      $                103,074,722
                                                                          ----------------------------
                                                     Principal
                                                      Amount                         Value
                                              --------------------------------------------------------
SHORT TERM INVESTMENTS (0.67%)
Commercial Paper (0.67%)
Investment in Joint Trading Account;
HSBC Funding
    4.84%, 4/ 3/2006                                           700,639                        700,639
                                                                          ----------------------------
TOTAL SHORT TERM INVESTMENTS                                             $                    700,639
                                                                          ----------------------------
MONEY MARKET FUNDS (27.02%)
BNY Institutional Cash Reserve Fund (e)                     28,177,000                     28,177,000
                                                                          ----------------------------
TOTAL MONEY MARKET FUNDS                                                 $                 28,177,000
                                                                          ----------------------------
Total Investments                                                        $                131,952,361
Liabilities in Excess of Other Assets,
  Net - (26.53)%                                                                          (27,670,869)
                                                                          ----------------------------
TOTAL NET ASSETS - 100.00%                                               $                104,281,492
                                                                          ============================
                                                                          ----------------------------

                                                                          ============================

(a)   Non-Income Producing Security
(b)   Security or a portion of the security was on loan at the end of the period.
(c)   Market value is determined in accordance with procedures established in good faith by the Board of Dir end of the period, the value of these securities totaled $13,425 or 0.01% of net assets.

(d)   Security is Illiquid
(e)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $       18,201,762
Unrealized Depreciation                                    (2,125,589)
                                                     ------------------
Net Unrealized Appreciation (Depreciation)                  16,076,173
Cost for federal income tax purposes                       115,876,188


Portfolio Summary (unaudited)
-----------------------------------------------------------------------
Sector                                                         Percent
-----------------------------------------------------------------------
Financial                                                       46.57%
Consumer, Non-cyclical                                          15.94%
Industrial                                                      15.76%
Technology                                                      12.51%
Consumer, Cyclical                                              12.47%
Communications                                                  10.10%
Energy                                                           7.41%
Basic Materials                                                  2.68%
Utilities                                                        2.36%
Funds                                                            0.73%
Liabilities in Excess of Other                               (-26.53%)
Assets, Net
                                                 ----------------------
TOTAL NET ASSETS                                               100.00%
                                                 ======================


Schedule of Investments
March 31, 2006 (unaudited)
SmallCap Growth Account
                                                      Shares
                                                       Held                          Value
                                              --------------------------------------------------------
COMMON STOCKS (97.11%)
Aerospace & Defense Equipment (1.69%)
AAR Corp (a)                                                    21,300   $                    606,624
BE Aerospace Inc (a)                                            17,900                        449,648
DRS Technologies Inc (b)                                         4,577                        251,140
                                                                          ----------------------------
                                                                                            1,307,412
                                                                          ----------------------------
Apparel Manufacturers (1.08%)
Phillips-Van Heusen                                             21,900                        836,799
                                                                          ----------------------------

Applications Software (3.11%)
MRO Software Inc (a)                                            11,911                        190,100
Nuance Communications Inc (a)                                   53,100                        627,111
PDF Solutions Inc (a)                                            5,700                        107,844
Progress Software Corp (a)                                      32,500                        945,425
Verint Systems Inc (a)                                          15,000                        530,550
                                                                          ----------------------------
                                                                                            2,401,030
                                                                          ----------------------------
Athletic Equipment (0.40%)
Nautilus Inc (b)                                                20,600                        307,970
                                                                          ----------------------------

Auto/Truck Parts & Equipment -
Original (0.16%)
American Axle & Manufacturing Holdings (b)                       7,200                        123,336
                                                                          ----------------------------

Batteries & Battery Systems (0.50%)
Energy Conversion Devices Inc (a)(b)                             7,800                        383,604
                                                                          ----------------------------

Beverages - Non-alcoholic (0.49%)
Hansen Natural Corp (a)(b)                                       3,000                        378,150
                                                                          ----------------------------

Building - Residential & Commercial (1.19%)
Hovnanian Enterprises Inc (a)                                   10,200                        448,086
Technical Olympic USA Inc (b)                                   23,300                        474,155
                                                                          ----------------------------
                                                                                              922,241
                                                                          ----------------------------
Building Products - Cement & Aggregate (0.08%)
Eagle Materials Inc (b)                                          1,000                         63,760
                                                                          ----------------------------

Building Products - Light Fixtures (0.82%)
Genlyte Group Inc (a)                                            9,300                        633,702
                                                                          ----------------------------

Cellular Telecommunications (0.17%)
Ubiquitel Inc (a)                                               13,200                        133,320
                                                                          ----------------------------

Commercial Banks (2.13%)
Prosperity Bancshares Inc                                        3,400                        102,714
Texas Capital Bancshares Inc (a)                                 8,700                        208,800
UCBH Holdings Inc                                               49,940                        944,865
Wilshire Bancorp Inc                                            10,570                        196,496
Yardville National Bancorp                                       5,100                        187,680
                                                                          ----------------------------
                                                                                            1,640,555
                                                                          ----------------------------
Commercial Services (0.14%)
Providence Service Corp/The (a)(b)                               3,300                        107,316
                                                                          ----------------------------


Communications Software (0.16%)
Smith Micro Software Inc (a)(b)                                 10,300                        126,587
                                                                          ----------------------------

Computer Aided Design (0.42%)
Ansys Inc (a)                                                    6,000                        324,900
                                                                          ----------------------------

Computer Services (3.33%)
CACI International Inc (a)(b)                                   12,070                        793,603
Cognizant Technology Solutions Corp (a)                         21,840                      1,299,262
Factset Research Systems Inc                                    10,490                        465,231
Kanbay International Inc (a)(b)                                    600                          9,156
                                                                          ----------------------------
                                                                                            2,567,252
                                                                          ----------------------------
Computers - Integrated Systems (1.13%)
Micros Systems Inc (a)                                           9,593                        441,949
Radiant Systems Inc (a)                                          7,200                         97,344
Radisys Corp (a)                                                16,600                        329,510
                                                                          ----------------------------
                                                                                              868,803
                                                                          ----------------------------
Consulting Services (1.22%)
CRA International Inc (a)                                       12,500                        615,750
DiamondCluster International Inc (a)                            18,600                        199,020
Navigant Consulting Inc (a)(b)                                   6,000                        128,100
                                                                          ----------------------------
                                                                                              942,870
                                                                          ----------------------------
Consumer Products - Miscellaneous (0.92%)
Central Garden and Pet Co (a)                                   13,300                        706,762
                                                                          ----------------------------

Data Processing & Management (0.51%)
Fair Isaac Corp                                                  9,900                        392,238
                                                                          ----------------------------

Decision Support Software (0.29%)
SPSS Inc (a)                                                     7,100                        224,786
                                                                          ----------------------------

Diagnostic Equipment (1.23%)
Gen-Probe Inc (a)                                                7,900                        435,448
Immucor Inc (a)                                                 14,900                        427,481
Neurometrix Inc (a)(b)                                           2,200                         85,668
                                                                          ----------------------------
                                                                                              948,597
                                                                          ----------------------------
Distribution & Wholesale (2.70%)
Aviall Inc (a)                                                   7,700                        293,216
Beacon Roofing Supply Inc (a)(b)                                 7,900                        321,056
LKQ Corp (a)                                                    21,700                        451,577
WESCO International Inc (a)                                     15,000                      1,020,150
                                                                          ----------------------------
                                                                                            2,085,999
                                                                          ----------------------------
Diversified Manufacturing Operations (1.52%)
ESCO Technologies Inc (a)                                       23,100                      1,170,015
                                                                          ----------------------------

Drug Delivery Systems (0.62%)
I-Flow Corp (a)(b)                                               8,000                        106,560
Penwest Pharmaceuticals Co (a)(b)                               17,000                        368,730
                                                                          ----------------------------
                                                                                              475,290
                                                                          ----------------------------
E-Commerce - Products (0.83%)
Nutri/System Inc (a)(b)                                         13,400                        636,768
                                                                          ----------------------------

Educational Software (0.45%)
Blackboard Inc (a)                                              12,200                        346,602
                                                                          ----------------------------


Electronic Components - Miscellaneous (1.18%)
Benchmark Electronics Inc (a)                                   22,350                        857,122
International DisplayWorks Inc (a)(b)                            8,200                         53,710
                                                                          ----------------------------
                                                                                              910,832
                                                                          ----------------------------
Electronic Components - Semiconductors (3.45%)
Bookham Inc (a)(b)                                              15,400                        146,916
Cree Inc (a)(b)                                                  6,200                        203,422
Emcore Corp (a)(b)                                               1,600                         16,352
Fairchild Semiconductor International Inc (a)                   12,200                        232,654
Ikanos Communications Inc (a)                                   16,100                        317,331
Microsemi Corp (a)                                              37,000                      1,077,070
Mindspeed Technologies Inc (a)(b)                               19,200                         76,416
Portalplayer Inc (a)(b)                                          4,536                        100,835
Silicon Image Inc (a)                                           41,000                        422,710
Zoran Corp (a)                                                   3,300                         72,204
                                                                          ----------------------------
                                                                                            2,665,910
                                                                          ----------------------------
Electronic Design Automation (0.21%)
Ansoft Corp (a)                                                  3,800                        158,422
                                                                          ----------------------------

Electronic Security Devices (0.51%)
American Science & Engineering Inc (a)(b)                        3,200                        298,880
Taser International Inc (a)(b)                                   8,600                         91,074
                                                                          ----------------------------
                                                                                              389,954
                                                                          ----------------------------
E-Marketing & Information (0.25%)
24/7 Real Media Inc (a)                                         18,713                        195,738
                                                                          ----------------------------

Energy - Alternate Sources (0.42%)
KFX Inc (a)(b)                                                  17,600                        320,320
                                                                          ----------------------------

Engineering - Research & Development
Services (0.60%)
EMCOR Group Inc (a)                                              9,400                        466,804
                                                                          ----------------------------

Enterprise Software & Services (1.55%)
Neoware Inc (a)(b)                                              26,000                        770,120
Opnet Technologies Inc (a)                                      13,600                        145,792
Ultimate Software Group Inc (a)                                 10,900                        281,765
                                                                          ----------------------------
                                                                                            1,197,677
                                                                          ----------------------------
Entertainment Software (0.34%)
THQ Inc (a)(b)                                                  10,155                        262,913
                                                                          ----------------------------

E-Services - Consulting (0.66%)
Digital Insight Corp (a)                                         8,202                        298,553
WebSideStory Inc (a)(b)                                         12,200                        209,718
                                                                          ----------------------------
                                                                                              508,271
                                                                          ----------------------------
Fiduciary Banks (1.12%)
Investors Financial Services Corp (b)                           18,500                        867,095
                                                                          ----------------------------

Firearms & Ammunition (0.14%)
Smith & Wesson Holding Corp (a)                                 18,300                        110,715
                                                                          ----------------------------

Footwear & Related Apparel (0.19%)
CROCS Inc (a)(b)                                                 1,400                         35,210
Iconix Brand Group Inc (a)(b)                                    7,900                        114,945
                                                                          ----------------------------
                                                                                              150,155
                                                                          ----------------------------

Gambling (Non-Hotel) (0.19%)
Pinnacle Entertainment Inc (a)                                   5,100                        143,667
                                                                          ----------------------------

Health Care Cost Containment (0.20%)
Healthspring Inc (a)(b)                                          8,500                        158,185
                                                                          ----------------------------

Hotels & Motels (1.22%)
Morgans Hotel Group Co (a)                                       5,000                         88,300
Orient-Express Hotels Ltd                                       21,700                        851,291
                                                                          ----------------------------
                                                                                              939,591
                                                                          ----------------------------
Housewares (0.20%)
Lifetime Brands Inc                                              5,594                        157,695
                                                                          ----------------------------

Human Resources (1.56%)
Gevity HR Inc                                                    4,950                        121,077
Kenexa Corp (a)                                                  3,500                        107,625
Korn/Ferry International (a)                                    10,500                        214,095
Labor Ready Inc (a)                                             31,700                        759,215
                                                                          ----------------------------
                                                                                            1,202,012
                                                                          ----------------------------
Industrial Automation & Robots (0.85%)
Cognex Corp                                                     22,200                        658,008
                                                                          ----------------------------

Industrial Gases (0.82%)
Airgas Inc                                                      16,200                        633,258
                                                                          ----------------------------

Internet Connectivity Services (0.24%)
Redback Networks Inc (a)(b)                                      8,400                        182,196
                                                                          ----------------------------

Internet Content - Information & News (0.05%)
TheStreet.com Inc                                                5,532                         41,822
                                                                          ----------------------------

Internet Infrastructure Equipment (0.26%)
Avocent Corp (a)                                                 6,200                        196,788
                                                                          ----------------------------

Internet Infrastructure Software (0.36%)
Openwave Systems Inc (a)(b)                                      8,300                        179,114
Opsware Inc (a)                                                 11,600                         99,412
                                                                          ----------------------------
                                                                                              278,526
                                                                          ----------------------------
Internet Security (0.97%)
RSA Security Inc (a)                                            23,100                        414,414
Secure Computing Corp (a)                                       29,000                        334,660
                                                                          ----------------------------
                                                                                              749,074
                                                                          ----------------------------
Internet Telephony (0.39%)
j2 Global Communications Inc (a)(b)                              6,400                        300,800
                                                                          ----------------------------

Investment Management & Advisory
Services (0.22%)
Calamos Asset Management Inc                                     4,604                        172,190
                                                                          ----------------------------

Lasers - Systems & Components (0.35%)
II-VI Inc (a)                                                   15,121                        273,539
                                                                          ----------------------------

Machinery - Construction & Mining (0.67%)
JLG Industries Inc                                              16,800                        517,272
                                                                          ----------------------------

Machinery - General Industry (0.94%)
Middleby Corp (a)                                                5,900                        493,948

Wabtec Corp (b)                                                  7,200                        234,720
                                                                          ----------------------------
                                                                                              728,668
                                                                          ----------------------------
Machinery Tools & Related Products (0.33%)
Kennametal Inc                                                   4,200                        256,788
                                                                          ----------------------------

Medical  - Outpatient & Home Medical
Care (0.12%)
NovaMed Inc (a)                                                 12,636                         89,716
                                                                          ----------------------------

Medical - Biomedical/Gene (3.46%)
Affymetrix Inc (a)                                               5,900                        194,287
Alexion Pharmaceuticals Inc (a)(b)                               7,900                        279,818
Charles River Laboratories International (a)                     4,972                        243,727
Digene Corp (a)(b)                                               4,100                        160,310
Illumina Inc (a)(b)                                              9,400                        223,250
Incyte Corp (a)(b)                                              27,200                        163,744
Keryx Biopharmaceuticals Inc (a)                                13,400                        256,074
Lifecell Corp (a)(b)                                             7,600                        171,380
PDL BioPharma Inc (a)(b)                                         9,700                        318,160
Serologicals Corp (a)(b)                                         6,100                        149,206
Telik Inc (a)(b)                                                26,200                        507,232
                                                                          ----------------------------
                                                                                            2,667,188
                                                                          ----------------------------
Medical - Drugs (1.84%)
Allergan Inc                                                     3,057                        331,737
Cubist Pharmaceuticals Inc (a)                                   8,600                        197,542
First Horizon Pharmaceutical Corp (a)(b)                        24,300                        612,603
Salix Pharmaceuticals Ltd (a)(b)                                10,200                        168,402
Vaxgen Inc (a)(b)                                               12,500                        110,000
                                                                          ----------------------------
                                                                                            1,420,284
                                                                          ----------------------------
Medical - Hospitals (1.20%)
Horizon Health Corp (a)                                          8,400                        166,320
Symbion Inc (a)                                                  3,600                         81,540
United Surgical Partners International (a)                      19,250                        681,642
                                                                          ----------------------------
                                                                                              929,502
                                                                          ----------------------------
Medical Imaging Systems (0.25%)
Merge Technologies Inc (a)(b)                                   12,100                        193,237
                                                                          ----------------------------

Medical Information Systems (0.30%)
Allscripts Healthcare Solutions Inc (a)                         12,800                        234,368
                                                                          ----------------------------

Medical Instruments (1.36%)
Arthrocare Corp (a)(b)                                          16,400                        784,248
DexCom Inc (a)(b)                                                6,800                        137,836
DJ Orthopedics Inc (a)(b)                                        1,900                         75,544
Micrus Endovascular Corp (a)                                     3,600                         50,904
                                                                          ----------------------------
                                                                                            1,048,532
                                                                          ----------------------------
Medical Laboratory & Testing Service (0.18%)
Bio-Reference Labs Inc (a)(b)                                    7,800                        140,712
                                                                          ----------------------------

Medical Laser Systems (0.08%)
Intralase Corp (a)(b)                                            2,700                         62,640
                                                                          ----------------------------

Medical Products (1.13%)
ThermoGenesis Corp (a)                                          21,200                         85,860
Viasys Healthcare Inc (a)(b)                                    26,200                        788,096
                                                                          ----------------------------
                                                                                              873,956
                                                                          ----------------------------

Metal Processors & Fabrication (0.02%)
Sun Hydraulics Corp                                                700                         14,966
                                                                          ----------------------------

Motion Pictures & Services (0.26%)
Lions Gate Entertainment Corp (a)(b)                            19,400                        196,910
                                                                          ----------------------------

MRI - Medical Diagnostic Imaging (0.04%)
Nighthawk Radiology Holdings Inc (a)(b)                          1,400                         33,446
                                                                          ----------------------------

Networking Products (1.14%)
Atheros Communications Inc (a)(b)                                8,900                        233,091
Foundry Networks Inc (a)                                        22,500                        408,600
Ixia (a)                                                        16,900                        240,994
                                                                          ----------------------------
                                                                                              882,685
                                                                          ----------------------------
Oil - Field Services (3.11%)
Allis-Chalmers Energy Inc (a)(b)                                 7,000                         95,410
Helix Energy Solutions Group Inc (a)                             6,700                        253,930
Hercules Offshore Inc (a)                                        3,200                        108,832
Hornbeck Offshore Services Inc (a)                               2,700                         97,389
Superior Energy Services (a)                                    11,000                        294,690
Tetra Technologies Inc (a)                                      32,925                      1,548,792
                                                                          ----------------------------
                                                                                            2,399,043
                                                                          ----------------------------
Oil & Gas Drilling (1.02%)
Atwood Oceanics Inc (a)                                          1,500                        151,515
Patterson-UTI Energy Inc                                        20,000                        639,200
                                                                          ----------------------------
                                                                                              790,715
                                                                          ----------------------------
Oil Company - Exploration & Production (2.27%)
EXCO Resources Inc (a)                                          20,800                        260,624
KCS Energy Inc (a)                                              33,600                        873,600
Quicksilver Resources Inc (a)(b)                                15,950                        616,627
                                                                          ----------------------------
                                                                                            1,750,851
                                                                          ----------------------------
Oil Field Machinery & Equipment (0.40%)
Dresser-Rand Group Inc (a)                                      12,300                        305,655
                                                                          ----------------------------

Patient Monitoring Equipment (0.45%)
Aspect Medical Systems Inc (a)(b)                               12,600                        345,744
                                                                          ----------------------------

Physical Therapy & Rehabilitation
Centers (1.87%)
Psychiatric Solutions Inc (a)                                   43,498                      1,441,089
                                                                          ----------------------------

Physician Practice Management (2.06%)
Matria Healthcare Inc (a)(b)                                     3,200                        121,472
Pediatrix Medical Group Inc (a)                                 14,330                      1,470,831
                                                                          ----------------------------
                                                                                            1,592,303
                                                                          ----------------------------
Property & Casualty Insurance (0.24%)
Selective Insurance Group                                        1,200                         63,600
United America Indemnity Ltd (a)                                 5,300                        121,370
                                                                          ----------------------------
                                                                                              184,970
                                                                          ----------------------------
Publicly Traded Investment Fund (1.77%)
iShares Russell 2000 Index Fund (b)                             18,000                      1,368,000
                                                                          ----------------------------

REITS - Healthcare (0.98%)
Ventas Inc                                                      22,700                        753,186
                                                                          ----------------------------


REITS - Office Property (0.47%)
BioMed Realty Trust Inc                                         12,300                        364,572
                                                                          ----------------------------

REITS - Regional Malls (0.05%)
Mills Corp/The                                                   1,400                         39,200
                                                                          ----------------------------

Rental - Auto & Equipment (0.66%)
Aaron Rents Inc                                                 12,400                        336,908
H&E Equipment Services Inc (a)                                   5,800                        168,896
                                                                          ----------------------------
                                                                                              505,804
                                                                          ----------------------------
Respiratory Products (0.99%)
Resmed Inc (a)                                                  17,444                        767,187
                                                                          ----------------------------

Retail - Apparel & Shoe (2.47%)
Aeropostale Inc (a)                                             20,650                        622,804
Cache Inc. (a)(b)                                                6,300                        115,542
Childrens Place Retail Stores Inc/The (a)(b)                    14,800                        856,920
DSW Inc (a)(b)                                                   6,200                        194,184
Wet Seal Inc/The (a)(b)                                         17,700                        117,705
                                                                          ----------------------------
                                                                                            1,907,155
                                                                          ----------------------------
Retail - Mail Order (0.07%)
Celebrate Express Inc (a)                                        4,161                         52,429
                                                                          ----------------------------

Retail - Music Store (0.61%)
Guitar Center Inc (a)                                            9,900                        472,230
                                                                          ----------------------------

Retail - Pet Food & Supplies (0.56%)
Petco Animal Supplies Inc (a)(b)                                18,200                        428,974
                                                                          ----------------------------

Retail - Petroleum Products (0.09%)
World Fuel Services Corp                                         1,700                         68,748
                                                                          ----------------------------

Retail - Restaurants (2.47%)
California Pizza Kitchen Inc (a)                                21,600                        700,920
Chipotle Mexican Grill Inc (a)                                   1,400                         77,546
CKE Restaurants Inc (b)                                         45,100                        784,740
Panera Bread Co (a)                                              4,550                        342,069
                                                                          ----------------------------
                                                                                            1,905,275
                                                                          ----------------------------
Retail - Sporting Goods (0.28%)
Hibbett Sporting Goods Inc (a)                                   6,550                        216,084
                                                                          ----------------------------

Savings & Loans - Thrifts (0.71%)
Bankunited Financial Corp                                       12,200                        329,888
Harbor Florida Bancshares Inc                                    5,700                        215,859
                                                                          ----------------------------
                                                                                              545,747
                                                                          ----------------------------
Semiconductor Component - Integrated
Circuits (1.25%)
Exar Corp (a)                                                   19,470                        278,032
Power Integrations Inc (a)(b)                                   15,200                        376,656
Standard Microsystems Corp (a)                                  11,800                        306,564
                                                                          ----------------------------
                                                                                              961,252
                                                                          ----------------------------
Semiconductor Equipment (2.15%)
Cohu Inc (b)                                                     7,200                        152,784
Formfactor Inc (a)(b)                                            5,401                        212,367
Nextest Systems Corp (a)                                         8,200                        132,922
Photronics Inc (a)                                              19,200                        360,192
Rudolph Technologies Inc (a)                                    24,969                        425,722

Semitool Inc (a)(b)                                             22,616                        257,144
Varian Semiconductor Equipment Associates
  Inc (a)                                                        4,350                        122,148
                                                                          ----------------------------
                                                                                            1,663,279
                                                                          ----------------------------
Steel - Producers (0.85%)
Steel Dynamics Inc                                              11,600                        658,068
                                                                          ----------------------------

Steel - Specialty (0.63%)
Allegheny Technologies Inc                                       7,900                        483,322
                                                                          ----------------------------

Storage & Warehousing (0.08%)
Mobile Mini Inc (a)                                              2,100                         64,932
                                                                          ----------------------------

Telecommunication Equipment (1.22%)
Arris Group Inc (a)                                             20,800                        286,208
Nice Systems Ltd ADR (a)                                        12,000                        611,520
Tut Systems Inc (a)                                             13,900                         43,229
                                                                          ----------------------------
                                                                                              940,957
                                                                          ----------------------------
Telecommunication Equipment - Fiber
Optics (0.32%)
Finisar Corp (a)(b)                                             26,000                        128,700
Oplink Communications Inc (a)                                    6,800                        117,912
                                                                          ----------------------------
                                                                                              246,612
                                                                          ----------------------------
Telecommunication Services (0.42%)
NeuStar Inc (a)(b)                                              10,400                        322,400
                                                                          ----------------------------

Therapeutics (1.36%)
Bioenvision Inc (a)(b)                                           4,690                         33,440
Isis Pharmaceuticals Inc (a)(b)                                 21,800                        196,418
Neurocrine Biosciences Inc (a)(b)                                4,397                        283,782
Nuvelo Inc (a)(b)                                               15,400                        274,428
Renovis Inc (a)(b)                                              12,200                        260,104
                                                                          ----------------------------
                                                                                            1,048,172
                                                                          ----------------------------
Toys (0.07%)
Marvel Entertainment Inc (a)                                     2,500                         50,300
                                                                          ----------------------------

Transport - Services (1.99%)
HUB Group Inc (a)                                               19,800                        902,484
UTI Worldwide Inc (b)                                           20,100                        635,160
                                                                          ----------------------------
                                                                                            1,537,644
                                                                          ----------------------------
Transport - Truck (2.14%)
Forward Air Corp                                                11,181                        416,939
Landstar System Inc                                             20,600                        908,872
Old Dominion Freight Line (a)                                   12,050                        324,748
                                                                          ----------------------------
                                                                                            1,650,559
                                                                          ----------------------------
Veterinary Diagnostics (1.45%)
VCA Antech Inc (a)                                              39,400                      1,122,112
                                                                          ----------------------------

Veterinary Products (0.07%)
PetMed Express Inc (a)                                           2,900                         51,533
                                                                          ----------------------------

Web Portals (0.16%)
Earthlink Inc (a)                                               13,200                        126,060
                                                                          ----------------------------

Wireless Equipment (0.18%)
Viasat Inc (a)(b)                                                4,800                        137,520
                                                                          ----------------------------


Wound,Burn&Skin Care (0.06%)
NUCRYST Pharmaceuticals Corp (a)                                 4,600                         47,748
                                                                          ----------------------------
TOTAL COMMON STOCKS                                                      $                 74,957,122
                                                                          ----------------------------
                                                     Principal
                                                      Amount                         Value
                                              --------------------------------------------------------
MONEY MARKET FUNDS (25.51%)
BNY Institutional Cash Reserve Fund (c)                     19,686,000                     19,686,000
                                                                          ----------------------------
TOTAL MONEY MARKET FUNDS                                                 $                 19,686,000
                                                                          ----------------------------
Total Investments                                                        $                 94,643,122
Liabilities in Excess of Other Assets,
  Net - (22.62)%                                                                          (17,458,277)
                                                                          ----------------------------
TOTAL NET ASSETS - 100.00%                                               $                 77,184,845
                                                                          ============================
                                                                          ----------------------------

                                                                          ============================

(a)             Non-Income Producing Security
(b)             Security or a portion of the security was on loan at the end of the period.
(c)             Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $       22,559,967
Unrealized Depreciation                                 (1,532,602)
                                                  ------------------
Net Unrealized Appreciation (Depreciation)               21,027,365
Cost for federal income tax purposes                     73,615,757


Portfolio Summary (unaudited)
--------------------------------------------------------------------
Sector                                                      Percent
--------------------------------------------------------------------
Financial                                                    31.42%
Consumer, Non-cyclical                                       25.01%
Technology                                                   18.65%
Industrial                                                   14.35%
Consumer, Cyclical                                           14.29%
Communications                                                7.62%
Energy                                                        7.21%
Basic Materials                                               2.30%
Funds                                                         1.77%
Liabilities in Excess of Other                            (-22.62%)
Assets, Net
                                              ----------------------
TOTAL NET ASSETS                                            100.00%
                                              ======================


Schedule of Investments
March 31, 2006 (unaudited)
SmallCap Value Account
                                                      Shares
                                                       Held                          Value
                                              --------------------------------------------------------
COMMON STOCKS (95.79%)
Advanced Materials & Products (0.25%)
Ceradyne Inc (a)(b)                                              2,700   $                    134,730
Hexcel Corp (b)                                                 10,700                        235,079
                                                                          ----------------------------
                                                                                              369,809
                                                                          ----------------------------
Aerospace & Defense (0.54%)
Armor Holdings Inc (a)(b)                                        7,200                        419,688
Esterline Technologies Corp (b)                                  7,300                        312,075
Teledyne Technologies Inc (b)                                    2,300                         81,880
                                                                          ----------------------------
                                                                                              813,643
                                                                          ----------------------------
Aerospace & Defense Equipment (1.60%)
AAR Corp (a)(b)                                                  6,300                        179,424
Curtiss-Wright Corp                                              6,400                        423,680
DRS Technologies Inc (a)                                         3,900                        213,993
Heico Corp (a)                                                   3,800                        120,422
Innovative Solutions & Support Inc (b)                           3,200                         41,600
Kaman Corp                                                      13,100                        329,596
Moog Inc (b)                                                    17,650                        626,399
Orbital Sciences Corp (a)(b)                                    14,700                        232,554
Triumph Group Inc (b)                                            5,600                        247,856
                                                                          ----------------------------
                                                                                            2,415,524
                                                                          ----------------------------
Agricultural Chemicals (0.12%)
UAP Holding Corp                                                 8,500                        182,750
                                                                          ----------------------------

Airlines (1.03%)
Alaska Air Group Inc (b)                                        13,200                        467,940
Continental Airlines Inc (a)(b)                                  8,400                        225,960
ExpressJet Holdings Inc (b)                                     24,400                        181,536
Mesa Air Group Inc (a)(b)                                        9,300                        106,392
Skywest Inc                                                     19,700                        576,619
                                                                          ----------------------------
                                                                                            1,558,447
                                                                          ----------------------------
Apparel Manufacturers (0.20%)
Oxford Industries Inc (a)                                          900                         46,017
Quiksilver Inc (a)(b)                                           12,700                        176,022
Russell Corp                                                     5,400                         74,520
                                                                          ----------------------------
                                                                                              296,559
                                                                          ----------------------------
Applications Software (0.12%)
Intervideo Inc (b)                                                 300                          3,258
Progress Software Corp (b)                                       5,900                        171,631
                                                                          ----------------------------
                                                                                              174,889
                                                                          ----------------------------
Athletic Footwear (0.05%)
K-Swiss Inc                                                      2,500                         75,350
                                                                          ----------------------------

Audio & Video Products (0.07%)
Audiovox Corp (b)                                                9,400                        112,236
                                                                          ----------------------------

Auto - Truck Trailers (0.03%)
Wabash National Corp                                             2,400                         47,400
                                                                          ----------------------------

Auto/Truck Parts & Equipment -
Original (0.89%)
American Axle & Manufacturing Holdings (a)                       6,100                        104,493

ArvinMeritor Inc (a)                                            16,100                        240,051
Keystone Automotive Industries Inc (b)                           3,000                        126,630
Modine Manufacturing Co                                          8,700                        256,650
Tenneco Inc (b)                                                 25,300                        548,757
TRW Automotive Holdings Corp (b)                                 3,000                         69,900
                                                                          ----------------------------
                                                                                            1,346,481
                                                                          ----------------------------
Auto/Truck Parts & Equipment -
Replacement (0.20%)
Aftermarket Technology Corp (b)                                  9,000                        203,490
Commercial Vehicle Group Inc (b)                                 2,200                         42,262
Standard Motor Products Inc (a)                                  6,800                         60,384
                                                                          ----------------------------
                                                                                              306,136
                                                                          ----------------------------
B2B - E-Commerce (0.10%)
Ariba Inc (a)(b)                                                 4,000                         39,120
webMethods Inc (a)(b)                                           13,700                        115,354
                                                                          ----------------------------
                                                                                              154,474
                                                                          ----------------------------
Broadcasting Services & Programming (0.04%)
4Kids Entertainment Inc (a)(b)                                     800                         13,752
Gray Television Inc                                              5,250                         44,100
                                                                          ----------------------------
                                                                                               57,852
                                                                          ----------------------------
Building - Heavy Construction (0.30%)
Washington Group International Inc                               7,800                        447,642
                                                                          ----------------------------

Building - Maintenance & Service (0.13%)
ABM Industries Inc                                               3,400                         65,178
Healthcare Services Group                                        6,220                        132,859
                                                                          ----------------------------
                                                                                              198,037
                                                                          ----------------------------
Building - Residential & Commercial (0.61%)
Levitt Corp (a)                                                  5,875                        129,485
M/I Homes Inc                                                      300                         14,100
Technical Olympic USA Inc (a)                                   15,400                        313,390
WCI Communities Inc (b)                                         16,500                        459,030
                                                                          ----------------------------
                                                                                              916,005
                                                                          ----------------------------
Building & Construction - Miscellaneous (0.04%
Builders FirstSource Inc (b)                                     2,700                         61,317
                                                                          ----------------------------

Building & Construction Products -
Miscellaneous (0.31%)
NCI Building Systems Inc (a)(b)                                  6,300                        376,551
USG Corp (b)                                                       900                         85,464
                                                                          ----------------------------
                                                                                              462,015
                                                                          ----------------------------
Building Products - Air & Heating (0.35%)
Lennox International Inc (a)                                    17,400                        519,564
                                                                          ----------------------------

Building Products - Cement & Aggregate (0.50%)
Eagle Materials Inc                                             10,250                        653,540
Texas Industries Inc                                             1,700                        102,833
                                                                          ----------------------------
                                                                                              756,373
                                                                          ----------------------------
Building Products - Doors & Windows (0.11%)
Apogee Enterprises Inc                                           9,900                        167,112
                                                                          ----------------------------

Building Products - Light Fixtures (0.18%)
Genlyte Group Inc (b)                                            2,400                        163,536
LSI Industries Inc                                               6,600                        112,464
                                                                          ----------------------------
                                                                                              276,000
                                                                          ----------------------------

Building Products - Wood (0.54%)
Universal Forest Products Inc                                   12,900                        819,021
                                                                          ----------------------------

Cable TV (0.27%)
Charter Communications Inc (a)(b)                               99,300                        108,237
Lodgenet Entertainment Corp (b)                                 15,400                        239,932
Mediacom Communications Corp (a)(b)                             10,600                         60,950
                                                                          ----------------------------
                                                                                              409,119
                                                                          ----------------------------
Casino Hotels (0.24%)
Ameristar Casinos Inc                                            5,100                        131,529
Aztar Corp (a)(b)                                                3,800                        159,562
Monarch Casino & Resort Inc (b)                                  2,400                         68,136
                                                                          ----------------------------
                                                                                              359,227
                                                                          ----------------------------
Cellular Telecommunications (0.26%)
Centennial Communications Corp                                   8,000                         58,640
Dobson Communications Corp (a)(b)                               32,000                        256,640
Leap Wireless International Inc (b)                              1,700                         74,103
                                                                          ----------------------------
                                                                                              389,383
                                                                          ----------------------------
Chemicals - Diversified (0.55%)
FMC Corp                                                        12,200                        756,156
Georgia Gulf Corp                                                2,800                         72,772
                                                                          ----------------------------
                                                                                              828,928
                                                                          ----------------------------
Chemicals - Fibers (0.06%)
Wellman Inc (a)                                                 14,100                         89,676
                                                                          ----------------------------

Chemicals - Plastics (0.19%)
PolyOne Corp (b)                                                31,400                        292,648
                                                                          ----------------------------

Chemicals - Specialty (1.38%)
HB Fuller Co                                                    13,900                        713,626
Hercules Inc (b)                                                27,400                        378,120
Minerals Technologies Inc                                        4,100                        239,481
NewMarket Corp                                                   8,000                        380,720
Sensient Technologies Corp                                         800                         14,440
Terra Industries Inc (b)                                        23,400                        164,970
WR Grace & Co (a)(b)                                            13,600                        180,880
                                                                          ----------------------------
                                                                                            2,072,237
                                                                          ----------------------------
Circuit Boards (0.14%)
Park Electrochemical Corp                                        2,600                         76,700
TTM Technologies Inc (b)                                         8,900                        128,961
                                                                          ----------------------------
                                                                                              205,661
                                                                          ----------------------------
Collectibles (0.17%)
RC2 Corp (b)                                                     6,600                        262,746
                                                                          ----------------------------

Commercial Banks (9.99%)
1st Source Corp                                                  2,200                         65,956
Amcore Financial Inc                                             4,000                        126,480
AmericanWest Bancorp (a)                                         2,400                         63,528
Ameris Bancorp                                                   3,440                         80,014
Associated Banc-Corp                                             4,900                        166,502
Bancfirst Corp                                                   2,400                        104,640
Bancorpsouth Inc                                                 2,900                         69,629
Bank of the Ozarks Inc (a)                                       2,600                         94,900
Banner Corp                                                      2,000                         68,000
Capital Corp of the West                                         2,000                         73,440
Capital Crossing Bank (b)                                          300                          9,558
Capitol Bancorp Ltd                                              3,900                        182,325
Cardinal Financial Corp                                          5,400                         73,062
Cathay General Bancorp                                           3,800                        143,032
Central Pacific Financial Corp                                   5,600                        205,632
Chemical Financial Corp                                          5,593                        180,710
Citizens Banking Corp                                            1,900                         51,015
City Bank Lynnwood WA                                              200                          9,308
City Holding Co                                                  4,200                        154,518
Colonial BancGroup Inc/The                                      14,700                        367,500
Columbia Banking System Inc                                      5,357                        179,245
Community Bancorp/NV (b)                                         1,400                         43,358
Community Bank System Inc                                        6,300                        140,679
Community Trust Bancorp Inc                                      3,463                        117,396
Corus Bankshares Inc                                            15,150                        900,516
Cullen/Frost Bankers Inc                                         7,700                        413,875
CVB Financial Corp                                               3,250                         55,575
EuroBancshares Inc (b)                                           7,600                         89,604
Financial Institutions Inc                                         300                          5,667
First Bancorp/Puerto Rico (a)                                    9,600                        118,656
First Charter Corp                                               2,100                         51,870
First Citizens BancShares Inc/NC                                 2,400                        463,200
First Community Bancorp Inc/CA                                   1,400                         80,724
First Oak Brook Bancshares Inc                                   1,250                         33,437
First Republic Bank/San Francisco CA (a)                        12,350                        467,077
FNB Corp (a)                                                     1,200                         40,776
Fremont General Corp                                            15,500                        334,180
Gold Banc Corp Inc                                              23,400                        428,688
Great Southern Bancorp Inc                                       2,900                         83,752
Greater Bay Bancorp                                             15,600                        432,744
Hanmi Financial Corp                                            39,100                        706,146
Heartland Financial USA Inc                                      2,200                         51,920
Heritage Commerce Corp                                           1,100                         27,500
IBERIABANK Corp                                                 11,800                        667,526
Independent Bank Corp/MI                                        11,535                        328,171
Independent Bank Corp/Rockland MA (a)                           11,200                        360,080
Irwin Financial Corp                                            16,300                        315,079
Lakeland Financial Corp                                            300                         14,025
MainSource Financial Group Inc                                   3,592                         67,889
MB Financial Inc (a)                                             2,450                         86,730
MBT Financial Corp (a)                                           2,800                         47,040
Mercantile Bank Corp (a)                                         3,868                        151,239
Mid-State Bancshares                                             5,700                        167,751
Midwest Banc Holdings Inc                                        1,037                         26,900
Nara Bancorp Inc                                                   800                         14,040
Old Second Bancorp Inc                                             532                         17,466
Oriental Financial Group (a)                                     7,970                        115,166
Pacific Capital Bancorp                                          2,700                         91,368
Peoples Bancorp Inc/OH                                           1,265                         37,950
Prosperity Bancshares Inc                                        4,900                        148,029
Provident Bankshares Corp                                       10,600                        386,370
Republic Bancorp Inc/KY                                          1,273                         25,859
Republic Bancorp Inc/MI (a)                                     29,020                        349,401
R-G Financial Corp (a)                                          15,550                        196,863
Royal Bancshares of Pennsylvania                                 1,201                         29,449
Santander BanCorp                                                  900                         22,860
SCBT Financial Corp                                              1,050                         36,834
Security Bank Corp/Macon GA (a)                                  4,100                        103,607
Sierra Bancorp (a)                                                 500                         12,880
Simmons First National Corp                                      4,200                        124,992
Southside Bancshares Inc (a)                                     3,738                         75,620
Southwest Bancorp Inc/Stillwater OK                              2,400                         53,376
Sterling Bancshares Inc/TX                                      17,800                        321,290
Sterling Financial Corp/PA                                       8,231                        179,765
Sterling Financial Corp/WA                                      24,820                        719,780
Summit Bancshares Inc/TX (a)                                     6,400                        123,328
Sun Bancorp Inc/NJ (b)                                           2,063                         40,228
Taylor Capital Group Inc                                         5,100                        199,869
Texas Regional Bancshares Inc                                    9,350                        275,731
Trico Bancshares                                                 3,000                         84,960
Umpqua Holdings Corp                                            10,700                        304,950
Union Bankshares Corp/VA                                         2,600                        118,846
United Bankshares Inc                                            3,300                        126,291
United Community Banks Inc/GA                                    3,500                         98,525
W Holding Co Inc                                                21,392                        168,355
West Coast Bancorp/OR                                           18,500                        517,075
Western Sierra Bancorp                                           1,200                         54,408
Whitney Holding Corp                                             2,100                         74,466
                                                                          ----------------------------
                                                                                           15,038,761
                                                                          ----------------------------
Commercial Services (0.35%)
Arbitron Inc                                                     1,200                         40,584
First Advantage Corp (b)                                         4,200                        101,556
Sourcecorp (b)                                                   1,600                         38,576
Startek Inc                                                      6,100                        143,716
TeleTech Holdings Inc (a)(b)                                    15,400                        171,094
Vertrue Inc (a)(b)                                                 900                         37,620
                                                                          ----------------------------
                                                                                              533,146
                                                                          ----------------------------
Commercial Services - Finance (0.16%)
CBIZ Inc (a)(b)                                                 12,100                         96,800
NCO Group Inc (b)                                                5,830                        138,463
                                                                          ----------------------------
                                                                                              235,263
                                                                          ----------------------------
Communications Software (0.17%)
Digi International Inc (b)                                       5,400                         63,018
Inter-Tel Inc                                                    9,300                        199,392
                                                                          ----------------------------
                                                                                              262,410
                                                                          ----------------------------
Computer Aided Design (0.15%)
Parametric Technology Corp (b)                                  13,680                        223,394
                                                                          ----------------------------

Computer Services (0.55%)
Ciber Inc (b)                                                   13,300                         84,854
Covansys Corp (a)(b)                                             9,000                        154,710
Perot Systems Corp (b)                                          20,700                        322,092
SI International Inc (b)                                         2,400                         84,360
SYKES Enterprises Inc (b)                                        7,100                        100,678
Tyler Technologies Inc (b)                                       8,000                         88,000
                                                                          ----------------------------
                                                                                              834,694
                                                                          ----------------------------
Computer Software (0.07%)
Blackbaud Inc                                                    3,800                         80,522
Phoenix Technologies Ltd (b)                                     3,300                         22,374
                                                                          ----------------------------
                                                                                              102,896
                                                                          ----------------------------
Computers (0.28%)
Gateway Inc (b)                                                 17,700                         38,763
Palm Inc (b)                                                    16,380                        379,361
                                                                          ----------------------------
                                                                                              418,124
                                                                          ----------------------------
Computers - Integrated Systems (0.80%)
Agilysys Inc                                                    16,700                        251,502
Brocade Communications Systems Inc (b)                          54,000                        360,720
Intergraph Corp (b)                                              5,800                        241,628
McData Corp - A Shares (a)(b)                                   23,000                        106,260

MTS Systems Corp                                                 4,000                        167,320
Radisys Corp (b)                                                 3,900                         77,415
                                                                          ----------------------------
                                                                                            1,204,845
                                                                          ----------------------------
Computers  -Memory Devices (0.79%)
Hutchinson Technology Inc (a)(b)                                 8,200                        247,394
Imation Corp                                                     7,900                        338,989
Komag Inc (b)                                                    5,900                        280,840
Quantum Corp (b)                                                78,800                        294,712
Silicon Storage Technology Inc (b)                               7,000                         30,660
                                                                          ----------------------------
                                                                                            1,192,595
                                                                          ----------------------------
Computers - Peripheral Equipment (0.10%)
Electronics for Imaging (b)                                      5,500                        153,835
                                                                          ----------------------------

Computers - Voice Recognition (0.07%)
Talx Corp                                                        3,900                        111,072
                                                                          ----------------------------

Consulting Services (0.61%)
BearingPoint Inc (a)(b)                                         51,600                        438,084
Clark Inc                                                        3,500                         41,335
CRA International Inc (b)                                        1,200                         59,112
Gartner Inc (b)                                                 12,500                        174,375
MAXIMUS Inc                                                      3,900                        140,322
Watson Wyatt Worldwide Inc                                       1,900                         61,902
                                                                          ----------------------------
                                                                                              915,130
                                                                          ----------------------------
Consumer Products - Miscellaneous (0.38%)
CNS Inc                                                          2,600                         56,004
Tupperware Brands Corp                                          21,900                        450,921
Water Pik Technologies Inc (b)                                   2,600                         72,046
                                                                          ----------------------------
                                                                                              578,971
                                                                          ----------------------------
Containers - Metal & Glass (0.70%)
Greif Inc                                                        5,300                        362,626
Silgan Holdings Inc                                             17,400                        698,958
                                                                          ----------------------------
                                                                                            1,061,584
                                                                          ----------------------------
Containers - Paper & Plastic (0.13%)
Chesapeake Corp                                                 13,750                        190,850
                                                                          ----------------------------

Cosmetics & Toiletries (0.09%)
Chattem Inc (b)                                                  1,600                         60,240
Elizabeth Arden Inc (b)                                          3,300                         76,956
                                                                          ----------------------------
                                                                                              137,196
                                                                          ----------------------------
Data Processing & Management (0.12%)
eFunds Corp (b)                                                  2,700                         69,768
Filenet Corp (b)                                                 2,900                         78,358
infoUSA Inc                                                      2,600                         33,748
                                                                          ----------------------------
                                                                                              181,874
                                                                          ----------------------------
Decision Support Software (0.07%)
NetIQ Corp (b)                                                   4,700                         52,405
QAD Inc                                                          2,700                         20,196
SPSS Inc (b)                                                     1,200                         37,992
                                                                          ----------------------------
                                                                                              110,593
                                                                          ----------------------------
Diagnostic Equipment (0.09%)
Neurometrix Inc (a)(b)                                           3,400                        132,396
                                                                          ----------------------------

Disposable Medical Products (0.07%)
ICU Medical Inc (b)                                              1,200                         43,428

Medical Action Industries Inc (b)                                2,300                         55,177
                                                                          ----------------------------
                                                                                               98,605
                                                                          ----------------------------
Distribution & Wholesale (1.16%)
Aviall Inc (b)                                                  11,800                        449,344
Bell Microproducts Inc (a)(b)                                    8,500                         52,360
Brightpoint Inc (b)                                              5,850                        181,701
Building Material Holding Corp                                  10,400                        370,656
United Stationers Inc (b)                                        9,300                        493,830
Watsco Inc                                                       2,900                        206,045
                                                                          ----------------------------
                                                                                            1,753,936
                                                                          ----------------------------
Diversified Manufacturing Operations (1.69%)
Actuant Corp                                                     4,400                        269,368
Acuity Brands Inc                                               10,500                        420,000
Ameron International Corp                                        2,900                        212,367
AO Smith Corp                                                    8,100                        427,680
Barnes Group Inc                                                12,200                        494,100
Blount International Inc (b)                                     4,900                         78,939
EnPro Industries Inc (b)                                         9,900                        339,570
ESCO Technologies Inc (b)                                        1,200                         60,780
Griffon Corp (b)                                                 7,310                        181,580
Jacuzzi Brands Inc (b)                                           5,800                         57,014
                                                                          ----------------------------
                                                                                            2,541,398
                                                                          ----------------------------
Diversified Operations (0.47%)
Walter Industries Inc (a)                                       10,600                        706,172
                                                                          ----------------------------

Diversified Operations & Commercial
Services (0.21%)
Viad Corp                                                        7,400                        253,672
Volt Information Sciences Inc (b)                                2,200                         67,232
                                                                          ----------------------------
                                                                                              320,904
                                                                          ----------------------------
Electric - Integrated (2.43%)
Allete Inc                                                       3,000                        139,800
Avista Corp (a)                                                  6,400                        132,160
Black Hills Corp                                                 7,900                        268,600
CH Energy Group Inc                                              4,000                        192,000
Cleco Corp                                                      16,600                        370,678
El Paso Electric Co (b)                                         23,300                        443,632
Great Plains Energy Inc                                          2,700                         76,005
Idacorp Inc (a)                                                 10,200                        331,704
Sierra Pacific Resources (b)                                    65,700                        907,317
UIL Holdings Corp (a)                                            1,200                         62,820
Unisource Energy Corp (a)                                       24,000                        732,000
                                                                          ----------------------------
                                                                                            3,656,716
                                                                          ----------------------------
Electronic Components - Miscellaneous (0.61%)
Bel Fuse Inc                                                     3,900                        136,617
Benchmark Electronics Inc (b)                                    8,400                        322,140
CTS Corp                                                        13,200                        176,616
Methode Electronics Inc                                          4,300                         46,827
Plexus Corp (a)(b)                                               3,000                        112,710
Solectron Corp (b)                                              18,700                         74,800
Sypris Solutions Inc                                             4,900                         46,207
                                                                          ----------------------------
                                                                                              915,917
                                                                          ----------------------------
Electronic Components - Semiconductors (1.31%)
Actel Corp (b)                                                   5,000                         79,700
AMIS Holdings Inc (a)(b)                                         5,100                         46,206
Amkor Technology Inc (a)(b)                                     17,400                        150,336
Applied Micro Circuits Corp (b)                                 36,300                        147,741
Conexant Systems Inc (a)(b)                                    108,300                        373,635

DSP Group Inc (b)                                                4,900                        142,149
Fairchild Semiconductor
  International Inc (a)(b)                                      16,700                        318,469
Integrated Silicon Solution Inc (b)                              6,700                         44,488
Kopin Corp (b)                                                  23,000                        115,230
Lattice Semiconductor Corp (b)                                  13,500                         89,910
Omnivision Technologies Inc (b)                                  2,500                         75,500
ON Semiconductor Corp (a)(b)                                    14,000                        101,640
Portalplayer Inc (b)                                             1,800                         40,014
Silicon Image Inc (b)                                            5,400                         55,674
Skyworks Solutions Inc (b)                                      20,000                        135,800
Zoran Corp (b)                                                   2,800                         61,264
                                                                          ----------------------------
                                                                                            1,977,756
                                                                          ----------------------------
Electronic Design Automation (0.05%)
Magma Design Automation Inc (a)(b)                               8,100                         70,065
                                                                          ----------------------------

Electronic Measurement Instruments (0.11%)
Analogic Corp                                                    2,600                        172,120
                                                                          ----------------------------

Energy - Alternate Sources (0.04%)
Headwaters Inc (b)                                               1,400                         55,706
                                                                          ----------------------------

Engineering - Research & Development
Services (0.42%)
EMCOR Group Inc (a)(b)                                           2,600                        129,116
Shaw Group Inc/The (b)                                           7,100                        215,840
URS Corp (b)                                                     7,200                        289,800
                                                                          ----------------------------
                                                                                              634,756
                                                                          ----------------------------
Engines - Internal Combustion (0.03%)
Briggs & Stratton Corp                                           1,200                         42,444
                                                                          ----------------------------

Enterprise Software & Services (0.18%)
JDA Software Group Inc (b)                                       5,400                         77,976
Lawson Software Inc (b)                                          7,600                         58,292
Mantech International Corp (a)(b)                                3,700                        122,914
SYNNEX Corp (b)                                                  1,000                         18,560
                                                                          ----------------------------
                                                                                              277,742
                                                                          ----------------------------
Environmental Consulting & Engineering (0.01%)
Tetra Tech Inc (b)                                               1,000                         19,090
                                                                          ----------------------------

Fiduciary Banks (0.07%)
Boston Private Financial Holdings Inc                            3,000                        101,370
                                                                          ----------------------------

Filtration & Separation Products (0.06%)
Clarcor Inc                                                      2,500                         89,000
                                                                          ----------------------------

Finance - Consumer Loans (0.39%)
Encore Capital Group Inc (b)                                     5,100                         75,225
Ocwen Financial Corp (a)(b)                                      9,300                         95,046
World Acceptance Corp (b)                                       15,400                        421,960
                                                                          ----------------------------
                                                                                              592,231
                                                                          ----------------------------
Finance - Credit Card (0.33%)
Advanta Corp - B Shares                                          8,500                        313,395
CompuCredit Corp (a)(b)                                          5,000                        184,050
                                                                          ----------------------------
                                                                                              497,445
                                                                          ----------------------------
Finance - Investment Banker & Broker (0.79%)
Greenhill & Co Inc (a)                                             400                         26,444
Investment Technology Group Inc (b)                              6,400                        318,720
Jefferies Group Inc                                              1,850                        108,225
Knight Capital Group Inc (b)                                    25,100                        349,643
LaBranche & Co Inc (a)(b)                                       15,400                        243,474
Piper Jaffray Cos (b)                                            2,500                        137,500
                                                                          ----------------------------
                                                                                            1,184,006
                                                                          ----------------------------
Finance - Leasing Company (0.14%)
Financial Federal Corp (a)                                       7,050                        206,565
                                                                          ----------------------------

Finance - Mortgage Loan/Banker (0.41%)
Accredited Home Lenders Holding Co (a)(b)                        5,500                        281,490
CharterMac                                                       7,800                        158,340
Doral Financial Corp (a)                                        10,500                        121,275
Federal Agricultural Mortgage Corp                               2,100                         61,782
                                                                          ----------------------------
                                                                                              622,887
                                                                          ----------------------------
Finance - Other Services (0.01%)
eSpeed Inc (a)(b)                                                1,000                          7,970
                                                                          ----------------------------

Food - Baking (0.12%)
Flowers Foods Inc                                                5,925                        175,973
                                                                          ----------------------------

Food - Miscellaneous/Diversified (0.70%)
American Italian Pasta Co (a)                                    9,300                         58,218
Chiquita Brands International Inc                               22,800                        382,356
Corn Products International Inc                                 11,500                        340,055
J&J Snack Foods Corp                                             2,400                         80,616
Ralcorp Holdings Inc (b)                                         5,200                        197,860
                                                                          ----------------------------
                                                                                            1,059,105
                                                                          ----------------------------
Food - Retail (0.18%)
Great Atlantic & Pacific Tea Co (a)(b)                           5,700                        199,101
Pathmark Stores Inc (b)                                            600                          6,276
Ruddick Corp                                                     2,400                         58,344
                                                                          ----------------------------
                                                                                              263,721
                                                                          ----------------------------
Food - Wholesale & Distribution (0.19%)
Nash Finch Co                                                    6,160                        184,184
Performance Food Group Co (b)                                    3,100                         96,689
                                                                          ----------------------------
                                                                                              280,873
                                                                          ----------------------------
Footwear & Related Apparel (0.21%)
Skechers U.S.A. Inc (a)(b)                                      10,800                        269,244
Wolverine World Wide Inc                                         2,100                         46,473
                                                                          ----------------------------
                                                                                              315,717
                                                                          ----------------------------
Funeral Services & Related Items (0.22%)
Alderwoods Group Inc (b)                                         6,900                        123,510
Stewart Enterprises Inc                                         37,500                        214,125
                                                                          ----------------------------
                                                                                              337,635
                                                                          ----------------------------
Garden Products (0.29%)
Toro Co                                                          9,100                        434,525
                                                                          ----------------------------

Gas - Distribution (1.77%)
Atmos Energy Corp                                                3,300                         86,889
New Jersey Resources Corp                                       14,900                        674,225
Nicor Inc                                                        9,800                        387,688
Northwest Natural Gas Co                                         8,400                        298,116
Piedmont Natural Gas Co                                          2,700                         64,773
South Jersey Industries Inc                                     19,100                        520,857
Southwest Gas Corp (a)                                          20,300                        567,385
WGL Holdings Inc                                                 2,100                         63,882
                                                                          ----------------------------
                                                                                            2,663,815
                                                                          ----------------------------

Home Furnishings (0.16%)
Furniture Brands International Inc                               5,100                        125,001
Kimball International Inc                                        7,900                        118,816
                                                                          ----------------------------
                                                                                              243,817
                                                                          ----------------------------
Human Resources (0.30%)
Hewitt Associates Inc (b)                                        2,400                         71,376
MPS Group Inc (b)                                                6,950                        106,335
Spherion Corp (b)                                               25,800                        268,320
                                                                          ----------------------------
                                                                                              446,031
                                                                          ----------------------------
Identification Systems - Development (0.20%)
Checkpoint Systems Inc (b)                                      10,200                        274,176
Paxar Corp (b)                                                   1,100                         21,527
                                                                          ----------------------------
                                                                                              295,703
                                                                          ----------------------------
Instruments - Controls (0.18%)
Watts Water Technologies Inc                                     7,500                        272,550
                                                                          ----------------------------

Internet Application Software (0.08%)
Interwoven Inc (b)                                               8,200                         73,718
Stellent Inc                                                     3,400                         40,324
                                                                          ----------------------------
                                                                                              114,042
                                                                          ----------------------------
Internet Connectivity Services (0.09%)
Redback Networks Inc (a)(b)                                      5,900                        127,971
                                                                          ----------------------------

Internet Content - Information & News (0.03%)
ProQuest Co (b)                                                  2,200                         47,058
                                                                          ----------------------------

Internet Infrastructure Software (0.01%)
AsiaInfo Holdings Inc (b)                                        2,700                         13,500
                                                                          ----------------------------

Internet Security (0.05%)
Internet Security Systems (a)(b)                                   900                         21,582
Ipass Inc (b)                                                    6,600                         52,866
                                                                          ----------------------------
                                                                                               74,448
                                                                          ----------------------------
Investment Companies (0.24%)
Technology Investment Capital Corp (a)                          24,679                        358,833
                                                                          ----------------------------

Investment Management & Advisory
Services (0.06%)
Calamos Asset Management Inc                                     2,400                         89,760
                                                                          ----------------------------

Lasers - Systems & Components (0.23%)
Coherent Inc (b)                                                 2,500                         87,775
Cymer Inc (b)                                                    1,100                         49,984
Electro Scientific Industries Inc (b)                            3,700                         81,881
Rofin-Sinar Technologies Inc (b)                                 2,400                        129,912
                                                                          ----------------------------
                                                                                              349,552
                                                                          ----------------------------
Leisure & Recreation Products (0.10%)
K2 Inc (b)                                                      11,800                        148,090
                                                                          ----------------------------

Life & Health Insurance (1.00%)
American Equity Investment Life Holding Co                       4,390                         62,953
Delphi Financial Group                                          15,900                        820,917
Great American Financial Resources Inc                           1,750                         34,527
Nationwide Financial Services                                      400                         17,208
Phoenix Cos Inc/The                                              8,500                        138,550
Scottish Re Group Ltd                                            4,200                        104,202
UICI                                                             7,700                        284,823

Universal American Financial Corp (b)                            3,200                         49,280
                                                                          ----------------------------
                                                                                            1,512,460
                                                                          ----------------------------
Linen Supply & Related Items (0.31%)
Angelica Corp (a)                                               15,200                        311,904
Unifirst Corp/MA                                                 4,700                        156,134
                                                                          ----------------------------
                                                                                              468,038
                                                                          ----------------------------
Machinery - Construction & Mining (0.62%)
Astec Industries Inc (b)                                         2,400                         86,160
JLG Industries Inc                                              27,600                        849,804
                                                                          ----------------------------
                                                                                              935,964
                                                                          ----------------------------
Machinery - Electrical (0.13%)
Regal-Beloit Corp                                                4,600                        194,442
                                                                          ----------------------------

Machinery - Farm (0.42%)
AGCO Corp (b)                                                   25,200                        522,648
Alamo Group Inc                                                  1,600                         35,424
Gehl Co (b)                                                      2,200                         72,864
                                                                          ----------------------------
                                                                                              630,936
                                                                          ----------------------------
Machinery - General Industry (1.48%)
Applied Industrial Technologies Inc                             35,600                      1,587,760
Gardner Denver Inc (b)                                           6,250                        407,500
Kadant Inc (b)                                                   3,000                         68,100
Sauer-Danfoss Inc                                                6,900                        158,355
                                                                          ----------------------------
                                                                                            2,221,715
                                                                          ----------------------------
Machinery - Material Handling (0.28%)
Cascade Corp                                                     4,100                        216,685
NACCO Industries Inc                                             1,300                        200,148
                                                                          ----------------------------
                                                                                              416,833
                                                                          ----------------------------
Machinery - Pumps (0.24%)
Flowserve Corp (b)                                               4,400                        256,696
Graco Inc                                                        1,600                         72,688
Tecumseh Products Co                                             1,000                         24,540
                                                                          ----------------------------
                                                                                              353,924
                                                                          ----------------------------
Machinery Tools & Related Products (0.65%)
Kennametal Inc                                                   9,450                        577,773
Lincoln Electric Holdings Inc                                    7,500                        404,925
                                                                          ----------------------------
                                                                                              982,698
                                                                          ----------------------------
Medical  - Outpatient & Home Medical
Care (0.12%)
Allied Healthcare International Inc (b)                          7,600                         36,860
Gentiva Health Services Inc (b)                                  4,600                         83,766
Res-Care Inc (b)                                                 3,000                         55,140
                                                                          ----------------------------
                                                                                              175,766
                                                                          ----------------------------
Medical - Biomedical/Gene (1.12%)
Alexion Pharmaceuticals Inc (a)(b)                               3,800                        134,596
Applera Corp - Celera Genomics Group (a)(b)                      4,000                         46,760
Arena Pharmaceuticals Inc (b)                                    2,400                         43,464
Bio-Rad Laboratories Inc (b)                                     4,800                        299,280
Cytokinetics Inc (b)                                             8,700                         63,423
Genelabs Technologies (a)(b)                                     7,181                         14,003
GTx Inc (a)(b)                                                   6,000                         65,520
Human Genome Sciences Inc (a)(b)                                 3,200                         34,784
Lifecell Corp (a)(b)                                             5,700                        128,535
Myogen Inc (a)(b)                                                3,200                        115,936
Nektar Therapeutics (a)(b)                                       5,800                        118,204
Seattle Genetics Inc /WA (b)                                     3,600                         18,576
Telik Inc (a)(b)                                                 5,096                         98,659

Vertex Pharmaceuticals Inc (a)(b)                               13,600                        497,624
                                                                          ----------------------------
                                                                                            1,679,364
                                                                          ----------------------------
Medical - Drugs (0.33%)
Adams Respiratory Therapeutics Inc (a)(b)                        3,200                        127,264
Adolor Corp (b)                                                  5,539                        131,828
Cubist Pharmaceuticals Inc (b)                                   5,300                        121,741
Pharmion Corp (b)                                                2,800                         50,456
Valeant Pharmaceuticals International (a)                        3,800                         60,230
                                                                          ----------------------------
                                                                                              491,519
                                                                          ----------------------------
Medical - Generic Drugs (0.12%)
Alpharma Inc                                                     6,700                        179,694
                                                                          ----------------------------

Medical - HMO (0.07%)
Magellan Health Services Inc (b)                                 2,500                        101,175
                                                                          ----------------------------

Medical - Nursing Homes (0.20%)
Kindred Healthcare Inc (b)                                      11,900                        299,285
                                                                          ----------------------------

Medical Information Systems (0.42%)
Computer Programs & Systems Inc (a)                              5,000                        250,000
Per-Se Technologies Inc (a)(b)                                  14,600                        389,236
                                                                          ----------------------------
                                                                                              639,236
                                                                          ----------------------------
Medical Instruments (0.09%)
Conmed Corp (b)                                                  6,700                        128,305
SurModics Inc (a)(b)                                               400                         14,144
                                                                          ----------------------------
                                                                                              142,449
                                                                          ----------------------------
Medical Laser Systems (0.08%)
LCA-Vision Inc (a)                                               2,500                        125,275
                                                                          ----------------------------

Medical Products (0.38%)
Haemonetics Corp/Mass (b)                                        1,700                         86,309
HealthTronics Inc (b)                                           19,500                        161,265
Invacare Corp                                                      700                         21,742
PSS World Medical Inc (b)                                       11,300                        217,977
Viasys Healthcare Inc (a)(b)                                     2,600                         78,208
                                                                          ----------------------------
                                                                                              565,501
                                                                          ----------------------------
Medical Sterilization Products (0.07%)
STERIS Corp                                                      4,400                        108,592
                                                                          ----------------------------

Metal Processors & Fabrication (1.41%)
CIRCOR International Inc                                         4,600                        134,320
Commercial Metals Co                                            20,900                      1,117,941
Mueller Industries Inc                                           1,900                         67,811
NN Inc                                                          11,100                        143,301
Quanex Corp                                                      9,850                        656,306
                                                                          ----------------------------
                                                                                            2,119,679
                                                                          ----------------------------
MRI - Medical Diagnostic Imaging (0.03%)
Alliance Imaging Inc (b)                                         8,000                         51,520
                                                                          ----------------------------

Multi-line Insurance (0.11%)
Direct General Corp (a)                                          4,700                         79,947
United Fire & Casualty Co                                        2,400                         78,960
                                                                          ----------------------------
                                                                                              158,907
                                                                          ----------------------------
Multimedia (0.19%)
Entravision Communications Corp (b)                              7,500                         68,700
Journal Communications Inc                                       7,300                         90,520

Media General Inc (a)                                            2,600                        121,212
                                                                          ----------------------------
                                                                                              280,432
                                                                          ----------------------------
Music (0.10%)
Steinway Musical Instruments (b)                                 4,700                        151,434
                                                                          ----------------------------

Networking Products (0.85%)
Adaptec Inc (b)                                                 20,000                        110,600
Aeroflex Inc (b)                                                12,700                        174,371
Anixter International Inc                                        8,000                        382,240
Black Box Corp                                                   4,900                        235,445
Hypercom Corp (a)(b)                                             3,700                         34,410
Netgear Inc (b)                                                  2,900                         55,129
Polycom Inc (b)                                                  4,500                         97,560
SafeNet Inc (b)                                                  7,176                        190,020
                                                                          ----------------------------
                                                                                            1,279,775
                                                                          ----------------------------
Non-hazardous Waste Disposal (0.02%)
Waste Services Inc (b)                                          11,200                         35,280
                                                                          ----------------------------

Office Automation & Equipment (0.05%)
Global Imaging Systems Inc (b)                                     600                         22,788
IKON Office Solutions Inc                                        3,700                         52,725
                                                                          ----------------------------
                                                                                               75,513
                                                                          ----------------------------
Office Supplies & Forms (0.23%)
Ennis Inc                                                        3,200                         62,400
John H Harland Co                                                7,300                        286,890
                                                                          ----------------------------
                                                                                              349,290
                                                                          ----------------------------
Oil - Field Services (0.71%)
Hanover Compressor Co (a)(b)                                     4,900                         91,238
Helix Energy Solutions Group Inc (b)                             3,500                        132,650
Key Energy Services Inc (b)                                      2,500                         38,125
Oceaneering International Inc (b)                                1,300                         74,490
Oil States International Inc (a)(b)                             11,300                        416,405
RPC Inc (a)                                                      4,075                         93,114
Universal Compression Holdings Inc (b)                           4,350                        220,414
                                                                          ----------------------------
                                                                                            1,066,436
                                                                          ----------------------------
Oil & Gas Drilling (0.56%)
Todco                                                           21,300                        839,433
                                                                          ----------------------------

Oil Company - Exploration & Production (2.27%)
Bois d'Arc Energy Inc (a)(b)                                     5,700                         94,905
Cabot Oil & Gas Corp                                             6,000                        287,580
Callon Petroleum Co (a)(b)                                       3,100                         65,162
Cimarex Energy Co (a)                                           19,765                        855,034
Comstock Resources Inc (b)                                       8,900                        264,241
Edge Petroleum Corp (b)                                          3,900                         97,422
Energy Partners Ltd (b)                                          9,500                        224,010
Harvest Natural Resources Inc (a)(b)                             7,100                         69,012
Houston Exploration Co (b)                                       6,970                        367,319
PetroHawk Energy Corp (b)                                        9,000                        123,300
Pogo Producing Co                                                1,000                         50,250
Remington Oil & Gas Corp (b)                                     1,600                         69,152
St Mary Land & Exploration Co (a)                                3,800                        155,154
Stone Energy Corp (b)                                            8,500                        375,105
Swift Energy Co (b)                                              8,500                        318,410
                                                                          ----------------------------
                                                                                            3,416,056
                                                                          ----------------------------

Oil Field Machinery & Equipment (0.22%)
Lone Star Technologies Inc (b)                                   5,900                        326,919
                                                                          ----------------------------

Oil Refining & Marketing (0.14%)
Frontier Oil Corp                                                  800                         47,480
Giant Industries Inc (b)                                         2,300                        159,942
                                                                          ----------------------------
                                                                                              207,422
                                                                          ----------------------------
Paper & Related Products (0.39%)
Potlatch Corp                                                    1,200                         51,408
Rock-Tenn Co                                                     9,900                        148,401
Schweitzer-Mauduit International Inc                            10,700                        256,800
Wausau Paper Corp                                                9,500                        134,615
                                                                          ----------------------------
                                                                                              591,224
                                                                          ----------------------------
Physician Practice Management (0.27%)
Pediatrix Medical Group Inc (b)                                  3,900                        400,296
                                                                          ----------------------------

Poultry (0.05%)
Gold Kist Inc (b)                                                3,100                         39,184
Pilgrim's Pride Corp                                             2,000                         43,340
                                                                          ----------------------------
                                                                                               82,524
                                                                          ----------------------------
Printing - Commercial (0.20%)
Banta Corp                                                       1,000                         51,980
Consolidated Graphics Inc (b)                                    2,600                        135,512
Valassis Communications Inc (b)                                  3,900                        114,543
                                                                          ----------------------------
                                                                                              302,035
                                                                          ----------------------------
Private Corrections (0.18%)
Geo Group Inc/The (b)                                            8,000                        266,720
                                                                          ----------------------------

Property & Casualty Insurance (3.04%)
American Physicians Capital Inc (b)                              2,500                        120,000
Arch Capital Group Ltd (b)                                       1,100                         63,514
Argonaut Group Inc (b)                                          10,600                        376,830
Baldwin & Lyons Inc                                                875                         23,231
EMC Insurance Group Inc                                            900                         25,083
Infinity Property & Casualty Corp                                5,900                        246,266
LandAmerica Financial Group Inc                                  9,600                        651,360
Midland Co/The                                                   1,800                         62,964
Navigators Group Inc (b)                                           900                         44,640
Ohio Casualty Corp                                               4,300                        136,310
PMA Capital Corp (b)                                            41,200                        419,416
ProAssurance Corp (a)(b)                                           900                         46,800
RLI Corp                                                         2,900                        166,170
Safety Insurance Group Inc (a)                                   7,600                        347,016
Selective Insurance Group                                        7,700                        408,100
State Auto Financial Corp                                        3,200                        107,872
Stewart Information Services Corp                                9,900                        466,092
Zenith National Insurance Corp                                  17,900                        861,527
                                                                          ----------------------------
                                                                                            4,573,191
                                                                          ----------------------------
Publicly Traded Investment Fund (0.62%)
iShares Russell 2000 Value Index Fund                           12,400                        926,776
                                                                          ----------------------------

Publishing - Books (0.21%)
Scholastic Corp (b)                                             11,700                        313,092
                                                                          ----------------------------

Publishing - Newspapers (0.03%)
Journal Register Co                                              4,100                         49,938
                                                                          ----------------------------

Publishing - Periodicals (0.07%)
Primedia Inc (a)(b)                                             17,200                         35,604
Reader's Digest Association Inc/The                              4,300                         63,425
                                                                          ----------------------------
                                                                                               99,029
                                                                          ----------------------------
Radio (0.23%)
Radio One Inc - Class D (b)                                     42,400                        316,304
Saga Communications Inc (b)                                      3,800                         36,746
                                                                          ----------------------------
                                                                                              353,050
                                                                          ----------------------------
Real Estate Magagement & Services (0.27%)
Jones Lang LaSalle Inc (a)                                       5,400                        413,316
                                                                          ----------------------------

Recycling (0.04%)
Metal Management Inc                                             1,700                         53,805
                                                                          ----------------------------

Reinsurance (0.22%)
Endurance Specialty Holdings Ltd                                 2,500                         81,375
Odyssey Re Holdings Corp                                         5,700                        123,690
Platinum Underwriters Holdings Ltd                               4,300                        125,130
                                                                          ----------------------------
                                                                                              330,195
                                                                          ----------------------------
REITS - Apartments (1.05%)
American Campus Communities Inc                                  2,400                         62,184
Mid-America Apartment Communities Inc                           16,100                        881,475
Post Properties Inc                                             14,400                        640,800
                                                                          ----------------------------
                                                                                            1,584,459
                                                                          ----------------------------
REITS - Diversified (0.88%)
CentraCore Properties Trust                                      1,600                         40,080
Colonial Properties Trust                                        2,400                        120,312
Entertainment Properties Trust                                   2,400                        100,752
Lexington Corporate Properties Trust (a)                        50,930                      1,061,890
                                                                          ----------------------------
                                                                                            1,323,034
                                                                          ----------------------------
REITS - Healthcare (0.84%)
Health Care REIT Inc                                             1,900                         72,390
LTC Properties Inc                                               9,200                        213,992
National Health Investors Inc                                   20,900                        530,860
Omega Healthcare Investors Inc                                   4,300                         60,286
Senior Housing Properties Trust                                 21,700                        392,770
                                                                          ----------------------------
                                                                                            1,270,298
                                                                          ----------------------------
REITS - Hotels (2.20%)
Ashford Hospitality Trust Inc                                   20,300                        251,720
Boykin Lodging Co (b)                                            4,300                         48,547
Equity Inns Inc                                                 15,800                        255,960
FelCor Lodging Trust Inc                                        21,800                        459,980
Highland Hospitality Corp                                       10,100                        128,371
Innkeepers USA Trust                                            35,700                        605,115
LaSalle Hotel Properties                                         7,800                        319,800
MeriStar Hospitality Corp (b)                                   55,900                        580,242
Sunstone Hotel Investors Inc                                    20,700                        599,679
Winston Hotels Inc                                               5,800                         65,946
                                                                          ----------------------------
                                                                                            3,315,360
                                                                          ----------------------------
REITS - Mortgage (1.45%)
American Home Mortgage Investment Corp                          18,959                        591,710
Anthracite Capital Inc                                          41,000                        450,180
Capital Trust Inc/NY                                             3,800                        118,256
IMPAC Mortgage Holdings Inc                                     19,900                        191,836
MFA Mortgage Investments Inc (a)                                12,337                         78,340
Newcastle Investment Corp                                        2,500                         59,800
Novastar Financial Inc (a)                                       6,100                        203,984
RAIT Investment Trust                                           17,500                        494,200
                                                                          ----------------------------
                                                                                            2,188,306
                                                                          ----------------------------
REITS - Office Property (2.07%)
BioMed Realty Trust Inc                                          3,400                        100,776
Brandywine Realty Trust                                          3,500                        111,160
CarrAmerica Realty Corp                                         17,700                        789,597
Columbia Equity Trust Inc                                        2,900                         50,982
Corporate Office Properties Trust SBI MD                         1,030                         47,112
Glenborough Realty Trust Inc                                     8,800                        191,400
Government Properties Trust Inc                                 13,000                        124,020
Kilroy Realty Corp                                              15,300                      1,182,078
Maguire Properties Inc                                           5,700                        208,050
Parkway Properties Inc/Md                                        7,300                        318,864
                                                                          ----------------------------
                                                                                            3,124,039
                                                                          ----------------------------
REITS - Regional Malls (0.89%)
Pennsylvania Real Estate Investment Trust                       24,800                      1,091,200
Taubman Centers Inc                                              6,100                        254,187
                                                                          ----------------------------
                                                                                            1,345,387
                                                                          ----------------------------
REITS - Shopping Centers (0.51%)
Equity One Inc                                                   5,700                        139,992
Kite Realty Group Trust                                          8,200                        130,790
Saul Centers Inc                                                10,100                        443,491
Urstadt Biddle Properties Inc                                    3,200                         57,600
                                                                          ----------------------------
                                                                                              771,873
                                                                          ----------------------------
REITS - Storage (0.04%)
Extra Space Storage Inc (a)                                      3,900                         67,041
                                                                          ----------------------------

REITS - Warehouse & Industrial (0.23%)
First Potomac Realty Trust                                      12,100                        341,825
                                                                          ----------------------------

Rental - Auto & Equipment (0.96%)
Aaron Rents Inc                                                 13,125                        356,606
Dollar Thrifty Automotive Group (b)                              8,900                        404,060
Electro Rent Corp (b)                                            3,500                         59,500
Rent-Way Inc (b)                                                13,700                         98,777
United Rentals Inc (a)(b)                                       15,300                        527,850
                                                                          ----------------------------
                                                                                            1,446,793
                                                                          ----------------------------
Research & Development (0.04%)
PRA International (b)                                            2,300                         57,017
                                                                          ----------------------------

Resorts & Theme Parks (0.17%)
Bluegreen Corp (b)                                               3,300                         43,626
Six Flags Inc (a)(b)                                            20,900                        212,762
                                                                          ----------------------------
                                                                                              256,388
                                                                          ----------------------------
Retail - Apparel & Shoe (2.43%)
Brown Shoe Co Inc                                               10,200                        535,296
Burlington Coat Factory Warehouse Corp                           2,000                         90,900
Cato Corp/The                                                    3,500                         83,510
Charming Shoppes Inc (a)(b)                                     67,600                      1,005,212
Childrens Place Retail Stores Inc/The (b)                        1,310                         75,849
Dress Barn Inc (a)(b)                                           10,400                        498,680
Finish Line                                                      6,100                        100,345
Genesco Inc (b)                                                  4,200                        163,338
Kenneth Cole Productions Inc                                     4,400                        121,880
Payless Shoesource Inc (b)                                      13,900                        318,171
Stage Stores Inc                                                11,650                        346,588
Stein Mart Inc                                                   2,400                         41,808

Too Inc (b)                                                      8,300                        285,105
                                                                          ----------------------------
                                                                                            3,666,682
                                                                          ----------------------------
Retail - Auto Parts (0.16%)
CSK Auto Corp (b)                                               17,300                        239,951
                                                                          ----------------------------

Retail - Automobile (1.09%)
Asbury Automotive Group Inc (b)                                 23,000                        453,560
Lithia Motors Inc                                               24,400                        846,680
Sonic Automotive Inc                                             7,600                        210,976
United Auto Group Inc (a)                                        2,900                        124,700
                                                                          ----------------------------
                                                                                            1,635,916
                                                                          ----------------------------
Retail - Computer Equipment (0.16%)
GameStop Corp (b)                                                1,800                         77,976
Insight Enterprises Inc (b)                                      4,600                        101,246
Systemax Inc (b)                                                 9,400                         67,868
                                                                          ----------------------------
                                                                                              247,090
                                                                          ----------------------------
Retail - Convenience Store (0.25%)
Casey's General Stores Inc                                       9,600                        219,552
Pantry Inc/The (a)(b)                                            2,600                        162,214
                                                                          ----------------------------
                                                                                              381,766
                                                                          ----------------------------
Retail - Drug Store (0.04%)
Longs Drug Stores Corp                                           1,300                         60,164
                                                                          ----------------------------

Retail - Fabric Store (0.06%)
Jo-Ann Stores Inc (a)(b)                                         6,275                         84,462
                                                                          ----------------------------

Retail - Hypermarkets (0.10%)
Smart & Final Inc (b)                                            8,800                        144,232
                                                                          ----------------------------

Retail - Jewelry (0.10%)
Movado Group Inc                                                 3,900                         90,012
Zale Corp (b)                                                    2,000                         56,060
                                                                          ----------------------------
                                                                                              146,072
                                                                          ----------------------------
Retail - Pawn Shops (0.38%)
Cash America International Inc                                  19,200                        576,384
                                                                          ----------------------------

Retail - Restaurants (1.11%)
Applebees International Inc                                      2,429                         59,632
Bob Evans Farms Inc                                                100                          2,971
Jack in the Box Inc (b)                                         13,100                        569,850
Landry's Restaurants Inc (a)                                    17,000                        600,610
Lone Star Steakhouse & Saloon Inc                                3,800                        107,996
Luby's Inc (b)                                                   5,200                         64,948
Papa John's International Inc (a)(b)                             7,200                        236,232
Ryan's Restaurant Group Inc (b)                                  2,550                         36,975
                                                                          ----------------------------
                                                                                            1,679,214
                                                                          ----------------------------
Retail - Sporting Goods (0.03%)
Sports Authority Inc/The (a)(b)                                  1,195                         44,096
                                                                          ----------------------------

Retail - Toy Store (0.06%)
Build-A-Bear Workshop Inc (a)(b)                                 2,900                         88,885
                                                                          ----------------------------

Retail - Video Rental (0.00%)
Movie Gallery Inc (a)                                            1,800                          5,436
                                                                          ----------------------------


Savings & Loans - Thrifts (2.23%)
BankAtlantic Bancorp Inc                                        14,200                        204,338
Bankunited Financial Corp                                       12,300                        332,592
Berkshire Hills Bancorp Inc                                      1,300                         45,422
Commercial Capital Bancorp Inc                                   3,499                         49,196
Dime Community Bancshares (a)                                    8,325                        119,630
First Financial Holdings Inc                                     2,400                         76,080
First Niagara Financial Group Inc                               38,946                        570,948
First Place Financial Corp/OH                                    5,300                        131,440
FirstFed Financial Corp (b)                                      4,700                        281,107
Flagstar Bancorp Inc (a)                                         9,000                        135,900
Franklin Bank Corp/Houston TX (b)                                3,700                         71,151
Horizon Financial Corp                                           2,000                         51,120
ITLA Capital Corp                                                1,300                         62,686
KNBT Bancorp Inc                                                 3,700                         60,495
MAF Bancorp Inc                                                  7,818                        342,194
NewAlliance Bancshares Inc                                       4,800                         69,264
Partners Trust Financial Group Inc                              15,800                        188,336
Provident Financial Services Inc                                 6,500                        117,650
TierOne Corp                                                     6,700                        227,465
WSFS Financial Corp                                              3,600                        226,188
                                                                          ----------------------------
                                                                                            3,363,202
                                                                          ----------------------------
Seismic Data Collection (0.19%)
Veritas DGC Inc (b)                                              6,400                        290,496
                                                                          ----------------------------

Semiconductor Component - Integrated
Circuits (0.70%)
Atmel Corp (b)                                                  30,400                        143,488
Cirrus Logic Inc (b)                                            11,900                        100,912
Emulex Corp (b)                                                  8,100                        138,429
Exar Corp (b)                                                    3,300                         47,124
Genesis Microchip Inc (a)(b)                                     6,100                        103,944
Integrated Device Technology Inc (a)(b)                         21,000                        312,060
Pericom Semiconductor Corp (b)                                   2,800                         27,608
Standard Microsystems Corp (b)                                   5,300                        137,694
Vitesse Semiconductor Corp (a)(b)                               11,100                         39,738
                                                                          ----------------------------
                                                                                            1,050,997
                                                                          ----------------------------
Semiconductor Equipment (0.89%)
Asyst Technologies Inc (a)(b)                                   19,600                        204,036
Axcelis Technologies Inc (b)                                    17,000                         99,620
Cabot Microelectronics Corp (b)                                  2,100                         77,910
Cohu Inc (a)                                                     5,500                        116,710
Credence Systems Corp (a)(b)                                    10,500                         77,070
Entegris Inc (b)                                                26,039                        277,055
Kulicke & Soffa Industries Inc (a)(b)                            8,800                         83,952
Mattson Technology Inc (b)                                       4,700                         56,400
MKS Instruments Inc (b)                                          9,400                        220,242
Photronics Inc (b)                                               7,000                        131,320
                                                                          ----------------------------
                                                                                            1,344,315
                                                                          ----------------------------
Steel - Producers (1.60%)
Carpenter Technology Corp                                        2,400                        226,848
Chaparral Steel Co (b)                                           5,200                        337,584
Reliance Steel & Aluminum Co                                     9,400                        882,848
Ryerson Inc                                                      2,900                         77,604
Schnitzer Steel Industries Inc                                   3,050                        130,693
Steel Dynamics Inc                                              12,600                        714,798
Steel Technologies Inc                                           1,900                         46,170
                                                                          ----------------------------
                                                                                            2,416,545
                                                                          ----------------------------

Steel - Specialty (0.11%)
Oregon Steel Mills Inc (a)(b)                                    3,300                        168,861
                                                                          ----------------------------

Steel Pipe & Tube (0.50%)
NS Group Inc (a)(b)                                              5,000                        230,150
Valmont Industries Inc                                          12,600                        529,704
                                                                          ----------------------------
                                                                                              759,854
                                                                          ----------------------------
Telecommunication Equipment (0.41%)
Arris Group Inc (b)                                              7,000                         96,320
CommScope Inc (a)(b)                                             9,500                        271,225
Comtech Telecommunications Corp (b)                              2,300                         67,091
Ditech Communications Corp (b)                                   5,900                         61,655
North Pittsburgh Systems Inc                                       800                         18,672
Utstarcom Inc (a)(b)                                             7,900                         49,691
Westell Technologies Inc (b)                                    11,900                         48,433
                                                                          ----------------------------
                                                                                              613,087
                                                                          ----------------------------
Telecommunication Equipment - Fiber
Optics (0.77%)
C-COR Inc (b)                                                    4,000                         34,960
Ciena Corp (b)                                                 130,300                        678,863
Finisar Corp (b)                                                29,800                        147,510
MRV Communications Inc (a)(b)                                    6,800                         27,880
Newport Corp (b)                                                11,400                        215,004
Sycamore Networks Inc (b)                                       12,900                         60,630
                                                                          ----------------------------
                                                                                            1,164,847
                                                                          ----------------------------
Telecommunication Services (0.93%)
Commonwealth Telephone Enterprises Inc (a)                       2,900                         99,905
Consolidated Communications Holdings Inc                         2,124                         34,557
Mastec Inc (b)                                                  10,200                        144,534
NeuStar Inc (b)                                                  3,000                         93,000
Premiere Global Services Inc (b)                                55,200                        444,360
Time Warner Telecom Inc (a)(b)                                  32,200                        577,990
                                                                          ----------------------------
                                                                                            1,394,346
                                                                          ----------------------------
Telephone - Integrated (1.19%)
Broadwing Corp (a)(b)                                           13,430                        197,958
Cincinnati Bell Inc (b)                                        105,400                        476,408
CT Communications Inc                                           17,100                        232,389
General Communication Inc (b)                                   10,400                        125,736
Level 3 Communications Inc (a)(b)                              121,100                        627,298
SureWest Communications (a)                                      2,600                         62,712
Talk America Holdings Inc (a)(b)                                 7,500                         63,975
                                                                          ----------------------------
                                                                                            1,786,476
                                                                          ----------------------------
Television (0.05%)
Lin TV Corp (b)                                                  6,000                         54,000
Sinclair Broadcast Group Inc                                     3,500                         28,525
                                                                          ----------------------------
                                                                                               82,525
                                                                          ----------------------------
Textile - Apparel (0.03%)
Perry Ellis International Inc (b)                                2,000                         45,260
                                                                          ----------------------------

Theaters (0.05%)
Carmike Cinemas Inc                                              2,900                         69,977
                                                                          ----------------------------

Therapeutics (0.45%)
Atherogenics Inc (a)(b)                                          3,789                         61,836
AVANIR Pharmaceuticals (a)(b)                                   15,200                        222,224
Cypress Bioscience Inc (b)                                      15,500                         97,650
MGI Pharma Inc (b)                                               2,100                         36,750
Progenics Pharmaceuticals Inc (b)                                4,500                        119,205

United Therapeutics Corp (b)                                     2,000                        132,560
                                                                          ----------------------------
                                                                                              670,225
                                                                          ----------------------------
Tobacco (0.49%)
Alliance One International Inc                                  25,400                        123,444
Universal Corp/Richmond VA                                      16,600                        610,382
                                                                          ----------------------------
                                                                                              733,826
                                                                          ----------------------------
Toys (0.17%)
Jakks Pacific Inc (b)                                            7,100                        189,854
Marvel Entertainment Inc (b)                                     3,350                         67,402
                                                                          ----------------------------
                                                                                              257,256
                                                                          ----------------------------
Transport - Equipment & Leasing (0.63%)
Amerco Inc (b)                                                   2,700                        267,219
GATX Corp                                                       11,100                        458,319
Greenbrier Cos Inc                                               3,200                        128,160
Interpool Inc                                                    4,900                         98,980
                                                                          ----------------------------
                                                                                              952,678
                                                                          ----------------------------
Transport - Marine (0.11%)
General Maritime Corp                                            2,200                         73,348
Kirby Corp (a)(b)                                                1,400                         95,354
                                                                          ----------------------------
                                                                                              168,702
                                                                          ----------------------------
Transport - Rail (0.56%)
Genesee & Wyoming Inc (a)(b)                                    22,025                        675,727
RailAmerica Inc (b)                                             15,200                        162,032
                                                                          ----------------------------
                                                                                              837,759
                                                                          ----------------------------
Transport - Services (0.30%)
Bristow Group Inc (b)                                            5,500                        169,950
Pacer International Inc                                          3,200                        104,576
SIRVA Inc (a)(b)                                                20,700                        176,571
                                                                          ----------------------------
                                                                                              451,097
                                                                          ----------------------------
Transport - Truck (0.52%)
Arkansas Best Corp                                               2,700                        105,624
Covenant Transport Inc (b)                                       3,200                         46,720
Marten Transport Ltd (b)                                         1,350                         24,421
SCS Transportation Inc (a)(b)                                   10,950                        318,755
US Xpress Enterprises Inc (b)                                    6,400                        124,608
Werner Enterprises Inc (a)                                       8,607                        158,111
                                                                          ----------------------------
                                                                                              778,239
                                                                          ----------------------------
Vitamins & Nutrition Products (0.04%)
NBTY Inc (b)                                                     3,000                         67,560
                                                                          ----------------------------

Water (0.17%)
American States Water Co                                         2,900                        108,344
California Water Service Group                                   2,900                        130,645
SJW Corp (a)                                                       600                         16,110
                                                                          ----------------------------
                                                                                              255,099
                                                                          ----------------------------
Web Portals (0.12%)
United Online Inc                                               14,250                        183,255
                                                                          ----------------------------

Wire & Cable Products (0.36%)
Encore Wire Corp (a)(b)                                          7,650                        259,182
General Cable Corp (b)                                           9,300                        282,069
                                                                          ----------------------------
                                                                                              541,251
                                                                          ----------------------------
Wireless Equipment (0.44%)
Glenayre Technologies Inc (a)(b)                                 6,300                         33,075
Powerwave Technologies Inc (a)(b)                               25,100                        338,599
RF Micro Devices Inc (a)(b)                                     29,100                        251,715
Spectralink Corp                                                 3,600                         45,180
                                                                          ----------------------------
                                                                                              668,569
                                                                          ----------------------------
TOTAL COMMON STOCKS                                                      $                144,268,037
                                                                          ----------------------------
                                                     Principal
                                                      Amount                         Value
                                              --------------------------------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.19%)
U.S. Treasury (0.19%)
    2.88%, 11/30/2006 (c)                                      280,000                        276,390
                                                                          ----------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
  OBLIGATIONS                                 $                276,390
                                                                          ----------------------------
MONEY MARKET FUNDS (19.70%)
BNY Institutional Cash Reserve Fund (d)                     29,674,000                     29,674,000
                                                                          ----------------------------
TOTAL MONEY MARKET FUNDS                                                 $                 29,674,000
                                                                          ----------------------------
Total Investments                                                        $                174,218,427
Liabilities in Excess of Other Assets,
  Net - (15.68)%                                                                          (23,610,109)
                                                                          ----------------------------
TOTAL NET ASSETS - 100.00%                                               $                150,608,318
                                                                          ============================
                                                                          ----------------------------

                                                                          ============================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.  A the period, the value of these securities totaled $276,390 or 0.18% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $       40,156,696
Unrealized Depreciation                                  (5,003,382)
                                                   ------------------
Net Unrealized Appreciation (Depreciation)                35,153,314
Cost for federal income tax purposes                     139,065,113


                               SCHEDULE OF FUTURES CONTRACTS
                                                                    Current         Unrealized
                                     Number of     Original         Market         Appreciation/
Type                                 Contracts       Value           Value        (Depreciation)
------------------------------------------------------------------------------------------------
Buy:
Russell 2000; June 2006                 16         $5,862,601      $6,174,400     $311,799

Portfolio Summary (unaudited)
-----------------------------------------------------
Sector                                       Percent
-----------------------------------------------------
Financial                                     49.17%
Industrial                                    17.49%
Consumer, Cyclical                            12.23%
Consumer, Non-cyclical                         9.30%
Technology                                     6.91%
Communications                                 6.41%
Basic Materials                                4.41%
Utilities                                      4.37%
Energy                                         4.12%
Funds                                          0.62%
Diversified                                    0.47%
Government                                     0.18%
Liabilities in Excess of Other             (-15.68%)
Assets, Net
                                       --------------
TOTAL NET ASSETS                             100.00%
                                       ==============

Other Assets Summary (unaudited)
-----------------------------------------------------------
Asset Type                                         Percent
-----------------------------------------------------------
Futures                                              4.10%

The Account's schedules of investments as of March 31, 2006 have not been audited. This report is provided for the general information of the Account's shareholders. For more information regarding the Account and its holdings, please see the Account's most recent prospectus and annual report.



ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Variable Contracts Fund, Inc.
                   ---------------------------------------------------



By              /s/ Ralph C. Eucher
        ----------------------------------------------------------------
         Ralph C. Eucher, President and CEO

Date         05/16/2006
           ---------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By              /s/ Ralph C. Eucher
        ---------------------------------------------------------------
         Ralph C. Eucher, President and CEO

Date         05/16/2006
           ---------------------------

By              /s/ Jill R. Brown
        ---------------------------------------------------------------
         Jill R. Brown, Vice President and Chief Financial Officer

Date         05/16/2006
           ---------------------------